UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01027

Name of Registrant:	Vanguard World Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2021—February 28, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   February 28, 2022
Vanguard U.S. Growth Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	19

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2022
	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return
U.S. Growth Fund
Investor Shares	$1,000.00	$801.70	$1.61
Admiral™ Shares	1,000.00	802.00	1.16
Based on Hypothetical 5% Yearly Return
U.S. Growth Fund
Investor Shares	$1,000.00	$1,023.01	$1.81
Admiral Shares	1,000.00	1,023.51	1.30
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.36% for Investor Shares and 0.26% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

U.S. Growth Fund
Fund Allocation
As of February 28, 2022
Communication Services	12.1%
Consumer Discretionary	20.9
Consumer Staples	2.4
Energy	0.1
Financials	3.6
Health Care	10.1
Industrials	3.9
Information Technology	46.1
Materials	0.2
Real Estate	0.6
Utilities	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

U.S. Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.4%)
Communication Services (11.8%)
*	Alphabet Inc. Class C	631,222	1,702,923
*	Alphabet Inc. Class A	277,044	748,335
*	Netflix Inc.	1,752,348	691,336
*	Meta Platforms Inc. Class A	2,632,963	555,634
*	Snap Inc. Class A	10,549,504	421,347
*	Match Group Inc.	2,445,768	272,679
*	Roku Inc.	1,574,264	219,657
*	ZoomInfo Technologies Inc. Class A	3,696,971	202,187
*	Spotify Technology SA	649,388	101,428
*	Pinterest Inc. Class A	3,016,661	80,696
*	Roblox Corp. Class A	780,391	40,245
*	Playtika Holding Corp.	434,418	8,949
	Nexstar Media Group Inc. Class A	48,041	8,890
*	Altice USA Inc. Class A	318,925	3,687
*	Take-Two Interactive Software Inc.	12,257	1,986
*	Madison Square Garden Sports Corp.	8,718	1,508
			5,061,487
Consumer Discretionary (20.4%)
*	Amazon.com Inc.	926,122	2,844,361
*	Tesla Inc.	2,351,879	2,047,146
*	Airbnb Inc. Class A	2,442,401	369,999
*	Wayfair Inc. Class A	2,553,077	359,652
	LVMH Moet Hennessy Louis Vuitton SE	443,843	326,182
*	MercadoLibre Inc.	280,205	315,693
*	Lululemon Athletica Inc.	881,110	281,902
	Home Depot Inc.	766,653	242,132
	NIKE Inc. Class B	1,571,448	214,581
*,1	Chewy Inc. Class A	3,496,598	164,830
*	Carvana Co. Class A	999,258	150,358
*,1	Rivian Automotive Inc. Class A	2,104,379	142,172
	TJX Cos. Inc.	2,096,693	138,591
*	Chegg Inc.	4,094,066	128,021
*	DoorDash Inc. Class A	1,193,520	125,260
*	Coursera Inc.	4,971,522	101,071
	Lowe's Cos. Inc.	437,474	96,708
*	Peloton Interactive Inc. Class A	2,646,938	76,920
*	Hilton Worldwide Holdings Inc.	510,885	76,050
*,1	Duolingo Inc.	545,595	47,079
		Shares	Market Value• ($000)
*	Boyd Gaming Corp.	642,616	45,587
	McDonald's Corp.	153,314	37,527
*	Burlington Stores Inc.	147,609	33,343
*	Vroom Inc.	5,437,653	33,061
*	O'Reilly Automotive Inc.	50,283	32,646
	Tapestry Inc.	747,308	30,565
	Target Corp.	152,058	30,377
	Bath & Body Works Inc.	532,836	28,438
	H&R Block Inc.	1,126,450	27,947
*	AutoZone Inc.	11,365	21,177
	Tempur Sealy International Inc.	603,101	19,908
	Starbucks Corp.	204,310	18,754
	Toll Brothers Inc.	335,959	18,229
	Yum! Brands Inc.	138,778	17,011
*	Etsy Inc.	89,240	13,822
	Best Buy Co. Inc.	118,687	11,470
*	Victoria's Secret & Co.	201,785	10,822
*	Ulta Beauty Inc.	28,157	10,545
*	Six Flags Entertainment Corp.	206,081	8,998
	Wendy's Co.	319,128	7,257
*	frontdoor Inc.	228,404	6,864
*	NVR Inc.	1,237	6,134
	Columbia Sportswear Co.	51,532	4,778
	PulteGroup Inc.	90,434	4,491
	Tractor Supply Co.	19,599	3,994
	Travel + Leisure Co.	67,075	3,760
*	Expedia Group Inc.	17,254	3,384
*	Booking Holdings Inc.	1,096	2,381
	Williams-Sonoma Inc.	14,714	2,132
*	Marriott International Inc. Class A	10,814	1,840
*	Deckers Outdoor Corp.	5,310	1,533
			8,747,483
Consumer Staples (2.3%)
	Costco Wholesale Corp.	575,838	299,004
	Estee Lauder Cos. Inc. Class A	916,316	271,532
	Constellation Brands Inc. Class A	882,603	190,307
	Altria Group Inc.	1,301,049	66,731
*	Herbalife Nutrition Ltd.	911,999	32,449
	Hershey Co.	157,870	31,931
*	Darling Ingredients Inc.	420,045	30,445
	PepsiCo Inc.	174,617	28,592
	Coca-Cola Co.	392,820	24,449
4

U.S. Growth Fund
		Shares	Market Value• ($000)
	Albertsons Cos. Inc. Class A	386,252	11,259
*	Pilgrim's Pride Corp.	305,955	7,214
			993,913
Energy (0.1%)
	EOG Resources Inc.	407,000	46,772
	Occidental Petroleum Corp.	56,804	2,484
			49,256
Financials (3.5%)
	MarketAxess Holdings Inc.	840,638	320,645
	S&P Global Inc.	613,030	230,315
	First Republic Bank	1,036,157	179,525
	American Express Co.	904,082	175,880
	Blackstone Inc.	1,104,325	140,768
	Marsh & McLennan Cos. Inc.	667,474	103,732
*	Coinbase Global Inc. Class A	345,237	65,861
*,1	Lemonade Inc.	1,982,279	50,449
	Progressive Corp.	413,985	43,853
	Goldman Sachs Group Inc.	118,205	40,342
	SLM Corp.	2,005,764	39,514
	Synchrony Financial	686,120	29,352
	Discover Financial Services	218,737	27,001
	Everest Re Group Ltd.	33,331	9,940
*	Upstart Holdings Inc.	56,609	8,944
*	Arch Capital Group Ltd.	165,870	7,814
	Primerica Inc.	52,417	6,809
	Ameriprise Financial Inc.	18,727	5,614
*	Credit Acceptance Corp.	5,034	2,769
	Raymond James Financial Inc.	23,395	2,565
			1,491,692
Health Care (9.8%)
*	Illumina Inc.	1,394,104	455,314
*	Moderna Inc.	2,864,488	439,985
*	ABIOMED Inc.	1,227,054	381,295
	UnitedHealth Group Inc.	513,786	244,495
	Eli Lilly & Co.	861,171	215,250
	Danaher Corp.	783,916	215,114
*	Boston Scientific Corp.	4,104,784	181,308
*	Alnylam Pharmaceuticals Inc.	984,554	155,412
*	Novocure Ltd.	1,771,882	145,046
*	Intuitive Surgical Inc.	455,541	132,257
*	Penumbra Inc.	565,961	125,496
*	Align Technology Inc.	237,684	121,566
	Zoetis Inc.	578,250	111,978
*	10X Genomics Inc. Class A	1,359,625	110,769
*	Denali Therapeutics Inc.	3,342,326	108,826
*	Teladoc Health Inc.	1,422,742	108,000
*	Seagen Inc.	809,593	104,332
*,1	Ginkgo Bioworks Holdings Inc.	18,079,672	81,359
	HCA Healthcare Inc.	275,185	68,882
*	Mettler-Toledo International Inc.	44,993	63,383
	AbbVie Inc.	385,684	56,993
	Thermo Fisher Scientific Inc.	90,634	49,305
*	IQVIA Holdings Inc.	197,665	45,487
		Shares	Market Value• ($000)
	Cigna Corp.	187,646	44,618
	McKesson Corp.	149,850	41,203
*	Avantor Inc.	1,151,335	39,940
	Sartorius Stedim Biotech	93,586	35,887
*	Regeneron Pharmaceuticals Inc.	56,131	34,709
*	Veeva Systems Inc. Class A	151,500	34,701
*,1	Recursion Pharmaceuticals Inc. Class A	3,162,093	34,625
*	Laboratory Corp. of America Holdings	119,780	32,492
	Agilent Technologies Inc.	238,745	31,123
*	Charles River Laboratories International Inc.	99,784	29,053
*,1	Sana Biotechnology Inc.	2,456,509	15,869
	Anthem Inc.	33,408	15,095
	Bruker Corp.	192,236	13,528
*	Waters Corp.	37,331	11,824
	Johnson & Johnson	69,931	11,509
	West Pharmaceutical Services Inc.	25,035	9,691
*	IDEXX Laboratories Inc.	16,749	8,916
*	Biogen Inc.	42,233	8,912
*	Tandem Diabetes Care Inc.	75,000	8,447
*	DaVita Inc.	72,953	8,227
*	Vertex Pharmaceuticals Inc.	34,637	7,967
	Bristol-Myers Squibb Co.	115,295	7,917
	Abbott Laboratories	31,020	3,742
*	Incyte Corp.	43,324	2,959
	Chemed Corp.	4,264	2,039
	Amgen Inc.	7,464	1,690
*	Centene Corp.	20,264	1,674
	Cardinal Health Inc.	30,302	1,637
*	Syneos Health Inc.	18,588	1,472
*	Catalent Inc.	14,039	1,433
			4,224,751
Industrials (3.8%)
*	Uber Technologies Inc.	8,970,088	323,192
*	CoStar Group Inc.	3,330,441	203,190
	TransUnion	2,237,388	203,065
	Watsco Inc.	721,351	196,972
*	Copart Inc.	877,632	107,844
*	Airbus SE ADR	2,208,706	69,994
	United Parcel Service Inc. Class B	292,701	61,590
	Northrop Grumman Corp.	131,152	57,988
	Union Pacific Corp.	172,426	42,408
	Allison Transmission Holdings Inc.	981,881	39,216
*	United Rentals Inc.	121,472	39,068
	Robert Half International Inc.	314,023	37,774
	Deere & Co.	87,211	31,398
	Caterpillar Inc.	150,949	28,315
	IDEX Corp.	142,695	27,383
	WW Grainger Inc.	53,134	25,348
	Allegion plc	208,596	23,888
	AGCO Corp.	173,125	20,803
	Landstar System Inc.	102,634	15,848
	Old Dominion Freight Line Inc.	47,624	14,955

5

U.S. Growth Fund
		Shares	Market Value• ($000)
	Booz Allen Hamilton Holding Corp. Class A	177,756	14,343
	Honeywell International Inc.	62,970	11,949
	Lockheed Martin Corp.	22,728	9,859
	FedEx Corp.	43,829	9,742
	Nielsen Holdings plc	547,169	9,532
	Expeditors International of Washington Inc.	76,834	7,942
	Lincoln Electric Holdings Inc.	22,463	2,863
	JB Hunt Transport Services Inc.	13,474	2,734
	Donaldson Co. Inc.	37,277	2,023
	Fortune Brands Home & Security Inc.	17,271	1,501
			1,642,727
Information Technology (44.9%)
	Apple Inc.	18,715,481	3,090,300
	Microsoft Corp.	9,942,436	2,970,700
	NVIDIA Corp.	6,089,590	1,484,946
*	Trade Desk Inc. Class A	11,572,307	987,349
*	Shopify Inc. Class A (XTSE)	1,392,081	966,466
	Mastercard Inc. Class A	2,494,510	900,069
*	Adobe Inc.	1,468,592	686,831
	Visa Inc. Class A	2,800,084	605,154
*	salesforce.com Inc.	2,845,478	599,058
*	Snowflake Inc. Class A	1,601,276	425,395
*	Workday Inc. Class A	1,806,392	413,754
*	Advanced Micro Devices Inc.	3,351,173	413,334
*	Cloudflare Inc. Class A	2,907,643	338,508
*,2	Adyen NV	156,005	325,157
*	Block Inc. (XNYS)	2,409,455	307,205
*	Twilio Inc. Class A	1,507,204	263,459
*	Atlassian Corp. plc Class A	858,257	262,386
*	ServiceNow Inc.	405,776	235,318
*	Datadog Inc. Class A	1,430,720	230,503
	Global Payments Inc.	1,634,808	218,051
*	Affirm Holdings Inc.	4,933,220	206,406
*	FleetCor Technologies Inc.	860,924	201,628
	Fidelity National Information Services Inc.	2,050,150	195,236
*	Crowdstrike Holdings Inc. Class A	980,844	191,471
	Microchip Technology Inc.	2,521,956	177,369
*	Zoom Video Communications Inc. Class A	1,327,073	175,970
*	Autodesk Inc.	722,997	159,226
	Marvell Technology Inc.	1,969,760	134,594
*	Avalara Inc.	1,201,675	124,866
	Intuit Inc.	255,154	121,037
	QUALCOMM Inc.	693,205	119,224
*	Appian Corp. Class A	1,924,656	117,327
*	UiPath Inc. Class A	3,244,536	112,618
*	Okta Inc.	586,647	107,263
*	Ceridian HCM Holding Inc.	1,378,831	100,531
	Accenture plc Class A	313,131	98,956
*	PayPal Holdings Inc.	804,992	90,103
*,1	nCino Inc.	1,751,887	80,464
*	RingCentral Inc. Class A	595,415	77,904
		Shares	Market Value• ($000)
	Oracle Corp.	943,952	71,712
	Lam Research Corp.	120,222	67,487
*	Fortinet Inc.	168,913	58,194
*	Cadence Design Systems Inc.	358,958	54,357
	Applied Materials Inc.	399,542	53,619
	Texas Instruments Inc.	304,692	51,795
*	Synopsys Inc.	161,283	50,383
	Monolithic Power Systems Inc.	107,311	49,224
*	Gartner Inc.	165,877	46,515
*	Teradata Corp.	903,612	45,172
	HP Inc.	1,309,373	44,990
*,1	HashiCorp Inc. Class A	858,024	43,236
	Jabil Inc.	731,380	42,281
	Broadcom Inc.	71,767	42,159
*	Dropbox Inc. Class A	1,692,125	38,394
*	Manhattan Associates Inc.	281,956	37,692
	KLA Corp.	87,359	30,445
*	GoDaddy Inc. Class A	357,648	29,831
*	ON Semiconductor Corp.	475,757	29,787
*	SentinelOne Inc. Class A	531,177	22,044
*	DocuSign Inc. Class A	139,005	16,462
*	Nutanix Inc. Class A	295,322	7,885
*	CommScope Holding Co. Inc.	753,597	7,189
	MKS Instruments Inc.	47,504	7,154
*	EPAM Systems Inc.	29,606	6,151
*	Qualtrics International Inc. Class A	190,569	5,780
	Micron Technology Inc.	64,382	5,721
*	Fair Isaac Corp.	11,813	5,566
*	Dell Technologies Inc. Class C	38,075	1,940
	NXP Semiconductors NV	7,841	1,491
			19,290,792
Materials (0.2%)
	Louisiana-Pacific Corp.	457,413	32,911
	Steel Dynamics Inc.	377,050	26,612
	Olin Corp.	269,130	13,863
	Westlake Corp.	101,975	11,249
	LyondellBasell Industries NV Class A	15,300	1,488
	Chemours Co.	53,242	1,469
			87,592
Real Estate (0.6%)
*	Redfin Corp.	4,224,220	91,370
	Equinix Inc.	74,318	52,746
	Simon Property Group Inc.	347,973	47,867
	Extra Space Storage Inc.	199,921	37,615
	Iron Mountain Inc.	742,806	36,531
	Lamar Advertising Co. Class A	14,449	1,576
			267,705
Utilities (0.0%)
	NRG Energy Inc.	219,691	8,313
Total Common Stocks (Cost $27,011,241)			41,865,711

6

U.S. Growth Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (2.9%)
Money Market Fund (2.1%)
[3,4]	Vanguard Market Liquidity Fund, 0.138%	9,083,154	908,224
		Face Amount ($000)
Repurchase Agreement (0.8%)
	Bank of America Securities LLC 0.050%, 3/1/22 (Dated 2/28/22, Repurchase Value $320,500,000, collateralized by Ginnie Mae 2.500%, 11/20/51, with a value of $326,910,000)	320,500	320,500
Total Temporary Cash Investments (Cost $1,228,595)			1,228,724
Total Investments (100.3%) (Cost $28,239,836)			43,094,435
Other Assets and Liabilities—Net (-0.3%)			(134,352)
Net Assets (100%)			42,960,083
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $338,709,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the aggregate value was $325,157,000, representing 0.8% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $334,712,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	1,764	385,258	(11,350)
E-mini S&P Mid-Cap 400 Index	March 2022	262	69,640	(2,981)
				(14,331)

See accompanying Notes, which are an integral part of the Financial Statements.
7

U.S. Growth Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $27,331,741)	42,186,211
Affiliated Issuers (Cost $908,095)	908,224
Total Investments in Securities	43,094,435
Investment in Vanguard	1,520
Cash Collateral Pledged—Futures Contracts	22,317
Receivables for Investment Securities Sold	221,646
Receivables for Accrued Income	13,804
Receivables for Capital Shares Issued	22,534
Total Assets	43,376,256
Liabilities
Due to Custodian	8,817
Payables for Investment Securities Purchased	31,072
Collateral for Securities on Loan	334,712
Payables to Investment Advisor	12,057
Payables for Capital Shares Redeemed	26,124
Payables to Vanguard	2,299
Variation Margin Payable—Futures Contracts	1,092
Total Liabilities	416,173
Net Assets	42,960,083
At February 28, 2022, net assets consisted of:

Paid-in Capital	27,953,801
Total Distributable Earnings (Loss)	15,006,282
Net Assets	42,960,083

Investor Shares—Net Assets
Applicable to 176,636,691 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,543,519
Net Asset Value Per Share—Investor Shares	$54.03

Admiral Shares—Net Assets
Applicable to 238,724,196 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,416,564
Net Asset Value Per Share—Admiral Shares	$139.98

See accompanying Notes, which are an integral part of the Financial Statements.
8

U.S. Growth Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends[1]	76,194
Interest[2]	427
Securities Lending—Net	16,854
Total Income	93,475
Expenses
Investment Advisory Fees—Note B
Basic Fee	32,958
Performance Adjustment	22
The Vanguard Group—Note C
Management and Administrative—Investor Shares	12,091
Management and Administrative—Admiral Shares	23,604
Marketing and Distribution—Investor Shares	588
Marketing and Distribution—Admiral Shares	1,111
Custodian Fees	87
Shareholders’ Reports—Investor Shares	101
Shareholders’ Reports—Admiral Shares	94
Trustees’ Fees and Expenses	13
Other Expenses	8
Total Expenses	70,677
Net Investment Income	22,798
Realized Net Gain (Loss)
Investment Securities Sold[2]	586,837
Futures Contracts	34,486
Foreign Currencies	(58)
Realized Net Gain (Loss)	621,265
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(11,372,816)
Futures Contracts	(35,965)
Foreign Currencies	(21)
Change in Unrealized Appreciation (Depreciation)	(11,408,802)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,764,739)
1	Dividends are net of foreign withholding taxes of $599,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $410,000, $2,000, $27,000, and ($43,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
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U.S. Growth Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	22,798	24,995
Realized Net Gain (Loss)	621,265	6,798,229
Change in Unrealized Appreciation (Depreciation)	(11,408,802)	4,759,426
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,764,739)	11,582,650
Distributions
Investor Shares	(1,376,778)	(441,153)
Admiral Shares	(4,883,415)	(1,285,189)
Total Distributions	(6,260,193)	(1,726,342)
Capital Share Transactions
Investor Shares	(96,119)	(1,442,718)
Admiral Shares	5,136,598	6,260,774
Net Increase (Decrease) from Capital Share Transactions	5,040,479	4,818,056
Total Increase (Decrease)	(11,984,453)	14,674,364
Net Assets
Beginning of Period	54,944,536	40,270,172
End of Period	42,960,083	54,944,536

See accompanying Notes, which are an integral part of the Financial Statements.
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U.S. Growth Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$76.41	$62.28	$41.02	$43.31	$35.62	$30.32
Investment Operations
Net Investment Income (Loss)[1]	.003	(.013)	.113	.176	.134	.151
Net Realized and Unrealized Gain (Loss) on Investments	(13.674)	16.700	22.856	.771	9.394	5.590
Total from Investment Operations	(13.671)	16.687	22.969	.947	9.528	5.741
Distributions
Dividends from Net Investment Income	(.001)	(.019)	(.119)	(.132)	(.146)	(.121)
Distributions from Realized Capital Gains	(8.708)	(2.538)	(1.590)	(3.105)	(1.692)	(.320)
Total Distributions	(8.709)	(2.557)	(1.709)	(3.237)	(1.838)	(.441)
Net Asset Value, End of Period	$54.03	$76.41	$62.28	$41.02	$43.31	$35.62
Total Return[2]	-19.83%	27.52%	58.01%	3.70%	27.64%	19.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,544	$13,405	$12,410	$8,819	$4,582	$4,113
Ratio of Total Expenses to Average Net Assets[3]	0.36%	0.38%	0.38%	0.39%	0.42%	0.43%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.01%	(0.02%)	0.25%	0.44%	0.35%	0.47%
Portfolio Turnover Rate	11%	41%	38%	41%	33%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.03%, 0.02%, 0.01%, 0.01% and (0.01%).

See accompanying Notes, which are an integral part of the Financial Statements.
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U.S. Growth Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$198.03	$161.42	$106.30	$112.28	$92.24	$78.52
Investment Operations
Net Investment Income[1]	.099	.138	.410	.572	.476	.502
Net Realized and Unrealized Gain (Loss) on Investments	(35.438)	43.277	59.231	1.963	24.323	14.480
Total from Investment Operations	(35.339)	43.415	59.641	2.535	24.799	14.982
Distributions
Dividends from Net Investment Income	(.135)	(.224)	(.401)	(.464)	(.375)	(.433)
Distributions from Realized Capital Gains	(22.576)	(6.581)	(4.120)	(8.051)	(4.384)	(.829)
Total Distributions	(22.711)	(6.805)	(4.521)	(8.515)	(4.759)	(1.262)
Net Asset Value, End of Period	$139.98	$198.03	$161.42	$106.30	$112.28	$92.24
Total Return[2]	-19.80%	27.64%	58.17%	3.80%	27.78%	19.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,417	$41,539	$27,860	$17,060	$6,249	$3,791
Ratio of Total Expenses to Average Net Assets[3]	0.26%	0.28%	0.28%	0.28%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	0.11%	0.08%	0.35%	0.55%	0.47%	0.60%
Portfolio Turnover Rate	11%	41%	38%	41%	33%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.03%, 0.02%, 0.01%, 0.01% and (0.01%).

See accompanying Notes, which are an integral part of the Financial Statements.
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U.S. Growth Fund
Notes to Financial Statements
Vanguard U.S. Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and
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U.S. Growth Fund
clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to
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U.S. Growth Fund
the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if
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U.S. Growth Fund
any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Wellington Management Company llp, Jennison Associates LLC, and Baillie Gifford Overseas Ltd., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company llp and Jennison Associates LLC are subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years. The basic fee of Baillie Gifford Overseas Ltd. is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $950,000 for the six months ended February 28, 2022.
For the six months ended February 28, 2022, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net increase of $22,000 (less than 0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $1,520,000, representing less than 0.01% of the fund’s net assets and 0.61% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
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U.S. Growth Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	41,178,485	687,226	—	41,865,711
Temporary Cash Investments	908,224	320,500	—	1,228,724
Total	42,086,709	1,007,726	—	43,094,435
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	14,331	—	—	14,331
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	28,505,570
Gross Unrealized Appreciation	17,803,376
Gross Unrealized Depreciation	(3,228,842)
Net Unrealized Appreciation (Depreciation)	14,574,534
F.	During the six months ended February 28, 2022, the fund purchased $5,343,151,000 of investment securities and sold $6,753,774,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $0 and sales were $442,000, resulting in net realized loss of $30,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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U.S. Growth Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	681,136	10,195	2,627,798	40,047
Issued in Lieu of Cash Distributions	1,326,962	20,374	426,494	6,567
Redeemed	(2,104,217)	(29,369)	(4,497,010)	(70,422)
Net Increase (Decrease)—Investor Shares	(96,119)	1,200	(1,442,718)	(23,808)
Admiral Shares
Issued	3,988,790	22,069	11,750,262	69,089
Issued in Lieu of Cash Distributions	4,578,811	27,142	1,197,208	7,119
Redeemed	(3,431,003)	(20,253)	(6,686,696)	(39,036)
Net Increase (Decrease)—Admiral Shares	5,136,598	28,958	6,260,774	37,172
H.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
18

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard U.S. Growth Fund has renewed the fund’s investment advisory arrangements with Jennison Associates LLC (Jennison), Wellington Management Company llp (Wellington Management), and Baillie Gifford Overseas Ltd. (Baillie Gifford). The board determined that renewing the fund’s advisory arrangements with these advisors was in the best interests of the fund and its shareholders. The Vanguard Group Inc. (Vanguard), through its Quantitative Equity Group, is also an advisor to the fund.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Jennison. Jennison, founded in 1969, is an indirect, wholly owned subsidiary of Prudential Financial Inc. The Jennison team seeks to invest in exceptional companies with sustainable competitive advantages that they believe can create long-term growth in economic value and generate superior returns for shareholders. A key to Jennison’s long-term success has been proprietary fundamental research dedicated to building deep knowledge of industries and companies, and investing in companies with underappreciated structural growth. Jennison has managed a portion of the fund since 2014.
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The advisor employs a traditional, bottom-up fundamental research approach to identify companies with sustainable growth
19

advantages and reasonable valuations. Wellington Management identifies companies that have demonstrated above-average growth in the past, followed by a thorough review of each company’s business model and an assessment of its valuation. The goal of this review is to identify companies with high returns on capital, superior business management, and high-quality balance sheets. Wellington Management has managed a portion of the fund since 2010.
Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford aims to deliver outstanding investment performance by identifying exceptional growth companies in the United States and investing in them long enough that the advantages of their business models and strength of their cultures become the dominant drivers of their stock prices. This long-term horizon allows the advisor to harness the asymmetry inherent in equity markets to capture the disproportionate impact of successful investments in the portfolio. Baillie Gifford has managed a portion of the fund since 2014.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance, as applicable, of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also below the peer-group average.
The board did not consider the profitability of Jennison, Wellington Management, or Baillie Gifford in determining whether to approve the advisory fees, because the advisors are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Jennison, Wellington Management, and Baillie Gifford. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
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Q232 042022

Semiannual Report   |   February 28, 2022
Vanguard International Growth Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	19

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2022
	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return
International Growth Fund
Investor Shares	$1,000.00	$779.70	$1.94
Admiral™ Shares	1,000.00	780.00	1.46
Based on Hypothetical 5% Yearly Return
International Growth Fund
Investor Shares	$1,000.00	$1,022.61	$2.21
Admiral Shares	1,000.00	1,023.16	1.66
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.44% for Investor Shares and 0.33% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

International Growth Fund
Fund Allocation
As of February 28, 2022
United States	15.4%
China	13.7
Netherlands	9.6
United Kingdom	7.9
Japan	7.5
Germany	7.4
France	5.7
Italy	4.4
Switzerland	4.2
Denmark	4.0
Taiwan	3.7
Belgium	2.6
Hong Kong	2.4
Sweden	1.8
Canada	1.7
India	1.6
South Korea	1.5
Norway	1.1
Other	3.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

International Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.5%)
Australia (0.5%)
	WiseTech Global Ltd.	8,313,097	266,152
Austria (0.5%)
	Erste Group Bank AG	7,472,952	265,640
Belgium (2.6%)
[1]	Umicore SA	15,240,533	623,485
*	Argenx SE	1,978,464	572,851
	UCB SA	2,085,663	227,623
			1,423,959
Brazil (0.8%)
	B3 SA - Brasil Bolsa Balcao	71,038,982	199,860
	Raia Drogasil SA	38,373,335	173,722
*,2	NU Holdings Ltd. Class A	9,286,453	71,041
			444,623
Canada (1.7%)
	Toronto-Dominion Bank	7,178,887	579,295
	Canadian National Railway Co.	2,762,219	342,668
			921,963
China (13.6%)
	Tencent Holdings Ltd.	45,291,800	2,444,005
*	Alibaba Group Holding Ltd.	91,287,832	1,201,702
*,3	Meituan Class B	49,232,008	1,093,697
*	NIO Inc. ADR	30,557,076	697,924
	Ping An Insurance Group Co. of China Ltd. Class H	68,344,500	529,920
*	Baidu Inc. ADR	1,951,652	297,510
	China Mengniu Dairy Co. Ltd.	40,145,000	261,040
*,3	Wuxi Biologics Cayman Inc.	31,161,000	257,746
*	JD.com Inc. Class A	6,189,091	221,071
		Shares	Market Value• ($000)
*	Pinduoduo Inc. ADR	2,838,422	147,200
*,2	Full Truck Alliance Co. Ltd. ADR	12,227,700	112,739
	Shenzhen Inovance Technology Co. Ltd. Class A	9,709,099	98,907
*	Kingdee International Software Group Co. Ltd.	33,194,000	82,044
			7,445,505
Denmark (3.9%)
	Vestas Wind Systems A/S	27,901,173	899,721
*	Genmab A/S	2,548,873	856,667
[2]	Ambu A/S Class B	13,909,666	256,505
	Novozymes A/S Class B	2,228,941	146,291
			2,159,184
France (5.7%)
	Kering SA	2,417,036	1,676,537
	L'Oreal SA (XPAR)	2,064,302	816,069
	Schneider Electric SE	3,069,057	475,508
	Legrand SA	1,491,167	140,677
			3,108,791
Germany (7.3%)
*,1,3	Zalando SE	14,169,516	937,834
*,1,2	HelloFresh SE	10,336,074	563,791
	Sartorius AG Preference Shares	1,154,927	509,916
*,2,3	Delivery Hero SE	7,334,216	393,119
	Bayerische Motoren Werke AG	3,764,104	362,510
	SAP SE	2,805,949	316,522
	Infineon Technologies AG	8,499,026	287,572
	Siemens AG (Registered)	1,546,952	217,938
4

International Growth Fund
		Shares	Market Value• ($000)
	Daimler AG (Registered)	1,816,748	141,923
	Knorr-Bremse AG	1,470,924	129,677
*,1,2	Jumia Technologies AG ADR	6,724,836	63,281
*,2	CureVac NV	2,731,786	45,949
*	MorphoSys AG	664,989	18,432
*,1,2	Home24 SE	2,066,394	17,962
			4,006,426
Hong Kong (2.4%)
	AIA Group Ltd.	72,902,400	757,007
	Hong Kong Exchanges & Clearing Ltd.	8,113,043	393,131
	BOC Hong Kong Holdings Ltd.	46,322,500	166,533
			1,316,671
India (1.6%)
	Housing Development Finance Corp. Ltd.	11,680,736	369,179
	HDFC Bank Ltd.	16,087,955	305,394
	Larsen & Toubro Ltd.	4,952,332	120,058
*,4,5	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $51,748)	166,185	49,923
*	One 97 Communications Ltd.	1,070,978	11,430
			855,984
Indonesia (0.3%)
	Bank Central Asia Tbk PT	344,986,600	194,768
Israel (0.2%)
*	Wix.com Ltd.	1,136,985	104,125
Italy (4.4%)
	Ferrari NV	4,470,853	960,734
	EXOR NV	7,925,234	600,460
	Intesa Sanpaolo SpA	117,497,120	300,361
	Stellantis NV	13,737,294	249,633
	FinecoBank Banca Fineco SpA	10,070,428	167,832
	Stellantis NV (XNYS)	6,314,386	115,167
			2,394,187
Japan (7.4%)
	Nidec Corp.	10,933,300	950,471
	M3 Inc.	23,057,700	867,512
	SMC Corp.	1,065,700	636,617
	Sony Group Corp.	3,672,500	375,227
	Recruit Holdings Co. Ltd.	6,637,000	280,149
	Bridgestone Corp.	6,468,600	266,383
		Shares	Market Value• ($000)
	Murata Manufacturing Co. Ltd.	2,099,000	142,659
	Toyota Motor Corp.	6,760,600	123,693
	Sekisui Chemical Co. Ltd.	7,231,800	118,428
	Kubota Corp.	6,581,100	118,076
	SBI Holdings Inc.	4,470,400	117,267
	MISUMI Group Inc.	2,129,800	68,276
			4,064,758
Netherlands (9.5%)
	ASML Holding NV	4,997,644	3,343,543
*,3	Adyen NV	898,378	1,872,465
			5,216,008
Norway (1.1%)
	Equinor ASA	14,232,039	447,391
	DNB Bank ASA	5,992,675	134,166
			581,557
Singapore (0.5%)
*	Sea Ltd. ADR	1,919,009	279,408
South Korea (1.5%)
*,2	Coupang Inc.	13,054,440	346,204
	Samsung Electronics Co. Ltd.	4,669,209	281,336
	Samsung SDI Co. Ltd.	390,006	179,730
			807,270
Spain (0.9%)
	Iberdrola SA (XMAD)	27,185,886	308,440
	Banco Bilbao Vizcaya Argentaria SA	32,618,996	193,552
			501,992
Sweden (1.8%)
	Atlas Copco AB Class A	11,846,223	607,523
*	Kinnevik AB Class B	9,975,592	253,982
	Svenska Handelsbanken AB Class A	13,797,577	131,171
			992,676
Switzerland (4.1%)
	Nestle SA (Registered)	4,822,573	628,361
	Roche Holding AG	1,434,917	543,451
	Lonza Group AG (Registered)	318,086	220,084
	Temenos AG (Registered)	2,177,560	218,876
	Cie Financiere Richemont SA Class A (Registered)	1,586,066	212,385
	Alcon Inc.	2,351,053	181,637

5

International Growth Fund
		Shares	Market Value• ($000)
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	12,697	134,686
	Sika AG (Registered)	349,329	115,920
			2,255,400
Taiwan (3.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	94,533,000	2,032,418
United Kingdom (7.3%)
*	Ocado Group plc	27,919,029	513,401
	AstraZeneca plc	3,749,821	455,777
	Diageo plc	7,977,195	395,209
	Shell plc	14,434,126	382,478
	Reckitt Benckiser Group plc	3,687,069	312,211
	Shell plc (XETR)	11,500,265	302,908
	GlaxoSmithKline plc	12,043,342	251,154
	National Grid plc	16,084,513	243,188
	Barclays plc	96,627,102	236,114
	HSBC Holdings plc	30,767,877	213,599
	Bunzl plc	4,655,108	183,960
	Burberry Group plc	6,088,919	157,862
	RELX plc	4,700,464	143,143
	Vodafone Group plc	68,241,202	120,128
*	Whitbread plc	2,779,511	108,499
			4,019,631
United States (15.2%)
*	MercadoLibre Inc.	2,078,636	2,341,895
*	Tesla Inc.	1,988,177	1,730,569
*	Moderna Inc.	9,903,909	1,521,240
*	Illumina Inc.	3,890,075	1,270,499
*	Spotify Technology SA	6,626,955	1,035,064
*	Booking Holdings Inc.	88,611	192,485
*	Lululemon Athletica Inc.	409,167	130,909
*,2	Oatly Group AB ADR	13,654,735	92,170
*,1	Meli Kaszek Pioneer Corp. Class A	1,884,672	19,016
			8,333,847
Total Common Stocks (Cost $35,839,625)			53,992,943
		Shares	Market Value• ($000)
Preferred Stock (0.5%)
*,1,4,5,6	You & Mr. Jones Class A PP (Acquired 9/23/15) (Cost $44,800)	33,633,606	262,006
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[7,8]	Vanguard Market Liquidity Fund, 0.138% (Cost $962,558)	9,627,457	962,649
Total Investments (100.8%) (Cost $36,846,983)			55,217,598
Other Assets and Liabilities—Net (-0.8%)			(442,045)
Net Assets (100%)			54,775,553
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $414,862,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the aggregate value was $4,554,861,000, representing 8.3% of net assets.
4	Restricted securities totaling $311,929,000, representing 0.6% of net assets.
5	Security value determined using significant unobservable inputs.
6	Perpetual security with no stated maturity date.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Collateral of $429,989,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

6

International Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2022	2,258	243,841	(7,914)
MSCI Emerging Markets Index	March 2022	1,837	107,970	(3,672)
				(11,586)

See accompanying Notes, which are an integral part of the Financial Statements.
7

International Growth Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $34,055,766)	51,767,574
Affiliated Issuers (Cost $2,791,217)	3,450,024
Total Investments in Securities	55,217,598
Investment in Vanguard	1,971
Cash Collateral Pledged—Futures Contracts	14,059
Foreign Currency, at Value (Cost $278)	277
Receivables for Investment Securities Sold	119,395
Receivables for Accrued Income	160,483
Receivables for Capital Shares Issued	24,517
Other Assets	421
Total Assets	55,538,721
Liabilities
Due to Custodian	48,705
Payables for Investment Securities Purchased	196,090
Collateral for Securities on Loan	429,989
Payables to Investment Advisor	27,444
Payables for Capital Shares Redeemed	40,197
Payables to Vanguard	3,261
Variation Margin Payable—Futures Contracts	5,751
Deferred Foreign Capital Gains Taxes	11,731
Total Liabilities	763,168
Net Assets	54,775,553
At February 28, 2022, net assets consisted of:

Paid-in Capital	35,362,326
Total Distributable Earnings (Loss)	19,413,227
Net Assets	54,775,553

Investor Shares—Net Assets
Applicable to 208,384,668 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,763,591
Net Asset Value Per Share—Investor Shares	$37.26

Admiral Shares—Net Assets
Applicable to 396,813,942 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	47,011,962
Net Asset Value Per Share—Admiral Shares	$118.47

See accompanying Notes, which are an integral part of the Financial Statements.
8

International Growth Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	302,873
Dividends—Affiliated Issuers	11,644
Interest—Unaffiliated Issuers	14
Interest—Affiliated Issuers	349
Securities Lending—Net	1,617
Total Income	316,497
Expenses
Investment Advisory Fees—Note B
Basic Fee	46,570
Performance Adjustment	11,638
The Vanguard Group—Note C
Management and Administrative—Investor Shares	11,445
Management and Administrative—Admiral Shares	38,936
Marketing and Distribution—Investor Shares	506
Marketing and Distribution—Admiral Shares	1,614
Custodian Fees	1,706
Shareholders’ Reports—Investor Shares	85
Shareholders’ Reports—Admiral Shares	224
Trustees’ Fees and Expenses	17
Other Expenses	8
Total Expenses	112,749
Net Investment Income	203,748
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	13
Investment Securities Sold—Unaffiliated Issuers	1,532,995
Investment Securities Sold—Affiliated Issuers	443
Futures Contracts	(17,686)
Foreign Currencies	(2,342)
Realized Net Gain (Loss)	1,513,423
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	(15,883,230)
Investment Securities—Affiliated Issuers	(1,597,322)
Futures Contracts	(17,200)
Foreign Currencies	(1,701)
Change in Unrealized Appreciation (Depreciation)	(17,499,453)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,782,282)
1	Dividends are net of foreign withholding taxes of $24,317,000.
2	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($11,351,000).

See accompanying Notes, which are an integral part of the Financial Statements.
9

International Growth Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	203,748	568,269
Realized Net Gain (Loss)	1,513,423	7,792,865
Change in Unrealized Appreciation (Depreciation)	(17,499,453)	8,534,737
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,782,282)	16,895,871
Distributions
Investor Shares	(1,151,429)	(233,496)
Admiral Shares	(7,014,597)	(1,364,844)
Total Distributions	(8,166,026)	(1,598,340)
Capital Share Transactions
Investor Shares	(80,852)	(756,373)
Admiral Shares	5,215,947	2,483,624
Net Increase (Decrease) from Capital Share Transactions	5,135,095	1,727,251
Total Increase (Decrease)	(18,813,213)	17,024,782
Net Assets
Beginning of Period	73,588,766	56,563,984
End of Period	54,775,553	73,588,766

See accompanying Notes, which are an integral part of the Financial Statements.
10

International Growth Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$54.50	$42.94	$28.30	$31.23	$28.38	$22.38
Investment Operations
Net Investment Income[1]	.123	.374	.238	.342	.381	.240
Net Realized and Unrealized Gain (Loss) on Investments	(11.294)	12.336	14.791	(1.941)	2.722	6.028
Total from Investment Operations	(11.171)	12.710	15.029	(1.599)	3.103	6.268
Distributions
Dividends from Net Investment Income	(.407)	(.106)	(.389)	(.403)	(.253)	(.268)
Distributions from Realized Capital Gains	(5.662)	(1.044)	—	(.928)	—	—
Total Distributions	(6.069)	(1.150)	(.389)	(1.331)	(.253)	(.268)
Net Asset Value, End of Period	$37.26	$54.50	$42.94	$28.30	$31.23	$28.38
Total Return[2]	-22.03%	29.89%	53.60%	-4.58%	10.97%	28.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,764	$11,247	$9,658	$7,056	$8,074	$7,731
Ratio of Total Expenses to Average Net Assets[3]	0.44%	0.43%	0.44%	0.43%	0.45%	0.45%
Ratio of Net Investment Income to Average Net Assets	0.51%	0.75%	0.74%	1.23%	1.25%	1.01%
Portfolio Turnover Rate	8%	25%	20%	13%	16%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.04%, 0.03%, 0.04%, 0.03%, 0.03%, and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.
11

International Growth Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$173.47	$136.68	$90.05	$99.45	$90.24	$71.19
Investment Operations
Net Investment Income[1]	.475	1.367	.863	1.203	1.365	.879
Net Realized and Unrealized Gain (Loss) on Investments	(35.944)	39.246	47.105	(6.230)	8.652	19.127
Total from Investment Operations	(35.469)	40.613	47.968	(5.027)	10.017	20.006
Distributions
Dividends from Net Investment Income	(1.502)	(.497)	(1.338)	(1.418)	(.807)	(.956)
Distributions from Realized Capital Gains	(18.029)	(3.326)	—	(2.955)	—	—
Total Distributions	(19.531)	(3.823)	(1.338)	(4.373)	(.807)	(.956)
Net Asset Value, End of Period	$118.47	$173.47	$136.68	$90.05	$99.45	$90.24
Total Return[2]	-22.00%	30.01%	53.81%	-4.50%	11.14%	28.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$47,012	$62,342	$46,906	$28,549	$29,170	$23,101
Ratio of Total Expenses to Average Net Assets[3]	0.33%	0.32%	0.33%	0.32%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	0.63%	0.86%	0.83%	1.34%	1.38%	1.14%
Portfolio Turnover Rate	8%	25%	20%	13%	16%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.04%, 0.03%, 0.04%, 0.03%, 0.03%, and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.
12

International Growth Fund
Notes to Financial Statements
Vanguard International Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
13

International Growth Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its
14

International Growth Fund
borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. each provide investment advisory services to a portion of the
15

International Growth Fund
fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended February 28, 2022, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.14% of the fund’s average net assets, before a net increase of $11,638,000 (0.04%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $1,971,000, representing less than 0.01% of the fund’s net assets and 0.79% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
16

International Growth Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	9,326,851	373,582	—	9,700,433
Common Stocks—Other	2,094,340	42,148,247	49,923	44,292,510
Preferred Stock	—	—	262,006	262,006
Temporary Cash Investments	962,649	—	—	962,649
Total	12,383,840	42,521,829	311,929	55,217,598
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	11,586	—	—	11,586
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	36,909,959
Gross Unrealized Appreciation	20,979,512
Gross Unrealized Depreciation	(2,683,459)
Net Unrealized Appreciation (Depreciation)	18,296,053
F.	During the six months ended February 28, 2022, the fund purchased $5,314,125,000 of investment securities and sold $7,134,439,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	480,634	10,300	2,455,419	48,845
Issued in Lieu of Cash Distributions	1,096,647	25,374	223,098	4,530
Redeemed	(1,658,133)	(33,651)	(3,434,890)	(71,899)
Net Increase (Decrease)—Investor Shares	(80,852)	2,023	(756,373)	(18,524)
17

International Growth Fund
	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	4,369,056	29,177	13,212,176	83,917
Issued in Lieu of Cash Distributions	6,273,062	45,655	1,227,487	7,836
Redeemed	(5,426,171)	(37,397)	(11,956,039)	(75,557)
Net Increase (Decrease)—Admiral Shares	5,215,947	37,435	2,483,624	16,196
H.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Aug. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Feb. 28, 2022 Market Value ($000)
HelloFresh SE	1,139,379	—	17,085	12,164	(570,667)	—	—	563,791
Home24 SE	41,075	—	—	—	(23,113)	—	—	17,962
Jumia Technologies AG ADR	134,564	—	—	—	(71,283)	—	—	63,281
Meli Kaszek Pioneer Corp. Class A	—	18,846	—	—	170	—	—	19,016
Umicore SA	922,770	104,401	22,391	(8,486)	(372,809)	11,644	—	623,485
Vanguard Market Liquidity Fund	1,643,150	NA1	NA1	(94)	(2)	349	13	962,649
You & Mr. Jones	200,032	—	—	—	61,974	—	—	262,006
Zalando SE	1,535,149	37,819	10,401	(3,141)	(621,592)	—	—	937,834
Total	5,616,119	161,066	49,877	443	(1,597,322)	11,993	13	3,450,024
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
18

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard International Growth Fund has renewed the fund’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford) and Schroder Investment Management North America Inc. (Schroder Inc.), as well as the sub-advisory agreement with Schroder Investment Management North America Ltd. (Schroder Ltd.). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford uses fundamental research to make long-term investments in companies that have above-average growth potential resulting from sustainable competitive advantages, special cultures and management, or competitive strength in underestimated technology shifts. Baillie Gifford believes that equities’ asymmetrical return pattern means that alpha is generated by focusing on the upside and the potential to earn exponential returns rather than being overly concerned with avoiding losing investments. The advisor takes a bottom-up, stock-driven approach to sector and country allocation. Baillie Gifford has advised a portion of the fund since 2003.
19

Schroder. Schroders plc, the parent company of Schroder Inc. and Schroder Ltd. (collectively, Schroder), was founded in 1804 in London, England. Schroder specializes in global equity and fixed income management and seeks to invest in securities of international companies where it has identified a significant growth gap, which is defined as forward earnings growth that is not yet recognized by the market. Schroder believes that market inefficiencies often drive material differences between underlying company fundamentals and market estimates. The advisor also believes that in-depth fundamental research, incorporating a comprehensive macroeconomic viewpoint and a robust framework of fundamental risk analysis, is the most reliable means of finding those companies and identifying the growth gap. Schroder Inc. has advised the fund since its inception in 1981, and its affiliate Schroder Ltd. has advised the fund since 2003.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Baillie Gifford or Schroder in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Baillie Gifford and Schroder. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
20

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q812 042022

Semiannual Report   |   February 28, 2022
Vanguard FTSE Social Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2022
	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return
FTSE Social Index Fund
Admiral™ Shares	$1,000.00	$942.20	$0.67
Institutional Shares	1,000.00	942.10	0.58
Based on Hypothetical 5% Yearly Return
FTSE Social Index Fund
Admiral Shares	$1,000.00	$1,024.10	$0.70
Institutional Shares	1,000.00	1,024.20	0.60
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Admiral Shares and 0.12% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

FTSE Social Index Fund
Fund Allocation
As of February 28, 2022
Basic Materials	1.8%
Consumer Discretionary	16.6
Consumer Staples	4.6
Energy	0.2
Financials	10.6
Health Care	13.9
Industrials	10.0
Real Estate	3.1
Technology	34.7
Telecommunications	3.5
Utilities	1.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

FTSE Social Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.7%)
	Linde plc	244,197	71,608
	Newmont Corp.	378,836	25,079
	Air Products and Chemicals Inc.	104,667	24,733
	Dow Inc.	352,862	20,805
	Nucor Corp.	134,669	17,725
	International Flavors & Fragrances Inc.	120,342	16,006
	Fastenal Co.	271,454	13,969
	LyondellBasell Industries NV Class A	123,995	12,056
	Albemarle Corp.	54,662	10,708
	CF Industries Holdings Inc.	101,539	8,244
	International Paper Co.	184,179	8,017
	Eastman Chemical Co.	62,500	7,404
	Celanese Corp. Class A	50,924	7,093
	FMC Corp.	60,410	7,083
	Avery Dennison Corp.	38,640	6,808
	Steel Dynamics Inc.	89,800	6,338
	Westlake Corp.	16,000	1,765
*	Sylvamo Corp.	15,861	554
			265,995
Consumer Discretionary (16.6%)
*	Amazon.com Inc.	205,472	631,058
*	Tesla Inc.	382,924	333,309
	Home Depot Inc.	503,341	158,970
*	Walt Disney Co.	860,009	127,677
	Costco Wholesale Corp.	209,365	108,713
	McDonald's Corp.	353,876	86,618
*	Netflix Inc.	204,223	80,570
	NIKE Inc. Class B	586,947	80,148
	Lowe's Cos. Inc.	328,284	72,570
	Starbucks Corp.	558,036	51,222
	Target Corp.	230,431	46,033
*	Booking Holdings Inc.	19,381	42,100
	TJX Cos. Inc.	571,828	37,798
	Ford Motor Co.	1,848,066	32,452
	Estee Lauder Cos. Inc. Class A	108,462	32,141
	Activision Blizzard Inc.	365,543	29,792
*	Uber Technologies Inc.	760,975	27,418
*	MercadoLibre Inc.	22,079	24,875
	Dollar General Corp.	110,507	21,918
*	O'Reilly Automotive Inc.	31,474	20,434
*	Chipotle Mexican Grill Inc. Class A	13,297	20,256
		Shares	Market Value• ($000)
*	AutoZone Inc.	9,904	18,455
	Electronic Arts Inc.	134,472	17,493
*	Lululemon Athletica Inc.	53,741	17,194
	Yum! Brands Inc.	139,275	17,072
*	Aptiv plc	127,974	16,565
	eBay Inc.	296,565	16,189
	Ross Stores Inc.	165,594	15,134
*	Dollar Tree Inc.	104,738	14,881
*	Expedia Group Inc.	68,914	13,515
	Lennar Corp. Class A	125,589	11,288
	Best Buy Co. Inc.	115,740	11,185
	Tractor Supply Co.	53,938	10,992
	Yum China Holdings Inc.	202,023	10,509
*	Spotify Technology SA	64,858	10,130
*	Ulta Beauty Inc.	25,097	9,399
*	Etsy Inc.	59,744	9,254
	Darden Restaurants Inc.	61,567	8,941
	VF Corp.	152,632	8,856
*	Take-Two Interactive Software Inc.	53,544	8,674
	Pool Corp.	18,600	8,530
*	CarMax Inc.	77,188	8,439
	Paramount Global Class B	273,462	8,371
	Omnicom Group Inc.	99,733	8,367
	Genuine Parts Co.	65,909	8,051
	Garmin Ltd.	71,852	7,935
*	Live Nation Entertainment Inc.	65,589	7,924
*	NVR Inc.	1,497	7,423
	Domino's Pizza Inc.	17,000	7,348
*	Burlington Stores Inc.	31,451	7,104
	Interpublic Group of Cos. Inc.	185,613	6,831
	Fox Corp. Class A	155,614	6,509
	Bath & Body Works Inc.	113,800	6,073
	Advance Auto Parts Inc.	29,525	6,037
	LKQ Corp.	127,604	5,991
	Hasbro Inc.	60,700	5,891
	PulteGroup Inc.	117,180	5,819
*	Carvana Co. Class A	37,265	5,607
	Whirlpool Corp.	27,818	5,599
*	Lyft Inc. Class A	138,641	5,399
*	Wayfair Inc. Class A	35,672	5,025
	Vail Resorts Inc.	18,600	4,846
	BorgWarner Inc. (XNYS)	113,683	4,662
	Lear Corp.	27,956	4,399
	Newell Brands Inc.	183,227	4,352
*	Discovery Inc. Class C	148,798	4,162
4

FTSE Social Index Fund
		Shares	Market Value• ($000)
*	Liberty Media Corp.- Liberty SiriusXM Class C	81,400	4,096
	Aramark	107,787	3,984
*	Peloton Interactive Inc. Class A	125,000	3,632
	Autoliv Inc.	41,045	3,612
	Rollins Inc.	106,500	3,475
	Gentex Corp.	110,545	3,346
*	Southwest Airlines Co.	71,472	3,130
	Nielsen Holdings plc	168,859	2,942
*	Delta Air Lines Inc.	72,259	2,885
*	Farfetch Ltd. Class A	146,700	2,795
[1]	Sirius XM Holdings Inc.	420,900	2,593
	Fox Corp. Class B	65,772	2,516
*	Discovery Inc. Class A	79,766	2,237
*	Liberty Media Corp.- Liberty SiriusXM Class A	39,000	1,964
*	United Airlines Holdings Inc.	37,941	1,685
*	American Airlines Group Inc.	85,094	1,468
	Lennar Corp. Class B	8,300	627
			2,525,479
Consumer Staples (4.6%)
	Procter & Gamble Co.	1,138,774	177,524
	PepsiCo Inc.	654,565	107,179
	CVS Health Corp.	623,612	64,637
	Mondelez International Inc. Class A	660,109	43,224
	Colgate-Palmolive Co.	394,903	30,388
	Sysco Corp.	242,560	21,127
	Kimberly-Clark Corp.	160,432	20,880
	McKesson Corp.	72,376	19,901
	General Mills Inc.	290,899	19,615
	Corteva Inc.	344,230	17,910
	Kroger Co.	350,337	16,396
	Walgreens Boots Alliance Inc.	337,338	15,548
*	Monster Beverage Corp.	175,941	14,849
	Hershey Co.	69,192	13,995
	Kraft Heinz Co.	326,759	12,816
	Keurig Dr Pepper Inc.	329,236	12,732
	Tyson Foods Inc. Class A	136,067	12,608
	Church & Dwight Co. Inc.	115,416	11,293
	McCormick & Co. Inc.	117,328	11,166
	AmerisourceBergen Corp. Class A	70,248	10,012
	Clorox Co.	58,686	8,556
	Conagra Brands Inc.	219,955	7,692
	Kellogg Co.	118,975	7,607
	Bunge Ltd.	64,399	6,733
	J M Smucker Co.	49,684	6,695
	Hormel Foods Corp.	132,390	6,307
	Lamb Weston Holdings Inc.	68,318	4,538
	Campbell Soup Co.	91,508	4,115
			706,043
Energy (0.2%)
*	Enphase Energy Inc.	62,437	10,408
*	SolarEdge Technologies Inc.	24,800	7,922
*	Plug Power Inc.	238,582	6,034
			24,364
		Shares	Market Value• ($000)
Financials (10.6%)
	JPMorgan Chase & Co.	1,389,924	197,091
	Bank of America Corp.	3,409,633	150,706
	S&P Global Inc.	164,503	61,804
	Charles Schwab Corp.	712,338	60,164
	Morgan Stanley	634,257	57,552
	Citigroup Inc.	940,000	55,676
	Goldman Sachs Group Inc.	154,550	52,746
	BlackRock Inc.	67,570	50,265
	Chubb Ltd.	203,219	41,384
	CME Group Inc.	169,541	40,102
	PNC Financial Services Group Inc.	201,146	40,078
	Truist Financial Corp.	634,790	39,497
	Marsh & McLennan Cos. Inc.	240,397	37,360
	US Bancorp	634,427	35,871
	Intercontinental Exchange Inc.	262,804	33,670
	Aon plc Class A (XNYS)	103,274	30,170
	Progressive Corp.	276,349	29,274
	Moody's Corp.	77,017	24,802
	American International Group Inc.	394,613	24,166
	MetLife Inc.	337,926	22,827
	Prudential Financial Inc.	179,173	20,006
	Travelers Cos. Inc.	115,808	19,899
	Bank of New York Mellon Corp.	358,075	19,032
	MSCI Inc. Class A	37,829	18,978
	Aflac Inc.	307,656	18,795
	Discover Financial Services	138,959	17,153
	Allstate Corp.	135,222	16,546
*	SVB Financial Group	26,665	16,159
	KKR & Co. Inc.	264,034	15,874
	Ameriprise Financial Inc.	52,704	15,800
	Fifth Third Bancorp	323,971	15,499
	T Rowe Price Group Inc.	106,422	15,384
	Arthur J Gallagher & Co.	96,824	15,317
	State Street Corp.	172,335	14,705
	First Republic Bank	84,740	14,682
	Willis Towers Watson plc	58,463	12,996
	Hartford Financial Services Group Inc.	160,024	11,118
	Regions Financial Corp.	458,183	11,083
	M&T Bank Corp.	60,739	11,068
	Northern Trust Corp.	96,734	11,018
	KeyCorp	437,573	10,970
	Huntington Bancshares Inc.	684,137	10,618
	Citizens Financial Group Inc.	198,009	10,380
	Raymond James Financial Inc.	87,399	9,583
	Nasdaq Inc.	55,056	9,423
	Principal Financial Group Inc.	125,072	8,835
	Cincinnati Financial Corp.	70,851	8,700
*	Arch Capital Group Ltd.	175,547	8,270
	Ally Financial Inc.	165,113	8,239
	Broadridge Financial Solutions Inc.	54,732	8,002
*	Markel Corp.	6,396	7,950
	Brown & Brown Inc.	109,400	7,397
	FactSet Research Systems Inc.	17,772	7,217

5

FTSE Social Index Fund
		Shares	Market Value• ($000)
	MarketAxess Holdings Inc.	17,879	6,820
	Fidelity National Financial Inc.	127,613	6,080
	Cboe Global Markets Inc.	50,800	5,958
	W R Berkley Corp.	65,165	5,884
	Lincoln National Corp.	86,710	5,846
	Comerica Inc.	61,004	5,825
	Equitable Holdings Inc.	172,521	5,635
	Everest Re Group Ltd.	18,501	5,517
	Zions Bancorp NA	72,746	5,157
	Credicorp Ltd.	32,000	4,840
	Globe Life Inc.	47,708	4,817
	Annaly Capital Management Inc.	662,333	4,610
	Assurant Inc.	26,262	4,457
*	Alleghany Corp.	6,168	4,083
	Franklin Resources Inc.	135,524	4,029
	Commerce Bancshares Inc.	53,195	3,818
	Voya Financial Inc.	52,908	3,563
	RenaissanceRe Holdings Ltd.	22,018	3,320
	AGNC Investment Corp.	247,510	3,195
	SEI Investments Co.	50,751	2,973
	CNA Financial Corp.	14,500	663
			1,608,991
Health Care (13.9%)
	UnitedHealth Group Inc.	445,166	211,841
	Pfizer Inc.	2,643,323	124,078
	AbbVie Inc.	836,639	123,630
	Thermo Fisher Scientific Inc.	186,085	101,230
	Eli Lilly & Co.	401,470	100,347
	Abbott Laboratories	822,368	99,194
	Merck & Co. Inc.	1,199,503	91,858
	Danaher Corp.	299,901	82,296
	Bristol-Myers Squibb Co.	1,057,487	72,618
	Medtronic plc	635,326	66,703
	Amgen Inc.	268,665	60,847
	Anthem Inc.	115,809	52,328
*	Intuitive Surgical Inc.	167,912	48,750
	Zoetis Inc.	224,727	43,518
	Stryker Corp.	164,852	43,414
	Cigna Corp.	154,222	36,671
	Becton Dickinson and Co.	134,980	36,617
	Gilead Sciences Inc.	595,660	35,978
*	Edwards Lifesciences Corp.	292,976	32,922
*	Boston Scientific Corp.	669,426	29,569
*	Regeneron Pharmaceuticals Inc.	47,514	29,381
	HCA Healthcare Inc.	116,090	29,058
*	Vertex Pharmaceuticals Inc.	120,137	27,634
	Humana Inc.	60,980	26,485
*	Moderna Inc.	160,089	24,590
*	Centene Corp.	273,999	22,638
*	Illumina Inc.	68,763	22,458
*	IDEXX Laboratories Inc.	39,870	21,225
*	IQVIA Holdings Inc.	89,998	20,710
	Baxter International Inc.	237,880	20,213
*	Align Technology Inc.	37,420	19,139
	Agilent Technologies Inc.	144,814	18,878
*	DexCom Inc.	45,565	18,860
	ResMed Inc.	68,182	16,824
		Shares	Market Value• ($000)
*	Veeva Systems Inc. Class A	65,000	14,888
*	Biogen Inc.	69,136	14,588
	West Pharmaceutical Services Inc.	34,600	13,393
	Cerner Corp.	139,534	13,012
	Zimmer Biomet Holdings Inc.	99,216	12,619
*	Laboratory Corp. of America Holdings	45,422	12,321
	PerkinElmer Inc.	59,837	10,747
*	Avantor Inc.	285,224	9,894
	STERIS plc	40,431	9,703
*	Horizon Therapeutics plc	103,096	9,399
	Cooper Cos. Inc.	22,819	9,333
*	Alnylam Pharmaceuticals Inc.	56,305	8,888
*	Hologic Inc.	119,033	8,472
*	Insulet Corp.	31,365	8,302
*	Catalent Inc.	80,300	8,194
*	Seagen Inc.	63,037	8,124
	Bio-Techne Corp.	18,700	7,843
	Quest Diagnostics Inc.	58,028	7,617
	Teleflex Inc.	22,100	7,432
	Cardinal Health Inc.	133,713	7,222
*	Charles River Laboratories International Inc.	23,300	6,784
*	BioMarin Pharmaceutical Inc.	85,614	6,688
*	ABIOMED Inc.	21,152	6,573
	Viatris Inc.	572,713	6,306
*	Bio-Rad Laboratories Inc. Class A	9,986	6,251
*	Exact Sciences Corp.	79,724	6,223
	Royalty Pharma plc Class A	154,200	6,054
*	Incyte Corp.	86,556	5,912
*	Elanco Animal Health Inc. (XNYS)	207,437	5,893
	DENTSPLY SIRONA Inc.	103,799	5,620
*	Henry Schein Inc.	64,936	5,609
*	Teladoc Health Inc.	71,037	5,392
	Universal Health Services Inc. Class B	33,007	4,751
	Organon & Co.	120,724	4,507
*	Jazz Pharmaceuticals plc	28,354	3,896
*	Novocure Ltd.	47,358	3,877
*	Masimo Corp.	23,258	3,662
*	DaVita Inc.	32,447	3,659
			2,112,150
Industrials (10.0%)
	Visa Inc. Class A	801,336	173,185
	Mastercard Inc. Class A	414,279	149,480
	Accenture plc Class A	301,349	95,232
	Union Pacific Corp.	303,961	74,759
	United Parcel Service Inc. Class B	342,360	72,039
*	PayPal Holdings Inc.	555,487	62,176
	American Express Co.	297,735	57,921
	Caterpillar Inc.	256,706	48,153
	Deere & Co.	131,949	47,504
	Automatic Data Processing Inc.	201,251	41,144
	CSX Corp.	1,044,789	35,429
	Illinois Tool Works Inc.	148,609	32,150
	Capital One Financial Corp.	200,150	30,677

6

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Sherwin-Williams Co.	113,572	29,884
*	Block Inc. (XNYS)	225,975	28,812
*	Fiserv Inc.	283,398	27,680
	Fidelity National Information Services Inc.	288,306	27,455
	FedEx Corp.	116,538	25,903
	Johnson Controls International plc	337,014	21,892
	DuPont de Nemours Inc.	248,184	19,202
	Global Payments Inc.	136,734	18,238
	Paychex Inc.	153,110	18,229
	Trane Technologies plc	112,260	17,280
	Cintas Corp.	41,172	15,453
	Old Dominion Freight Line Inc.	48,633	15,272
*	Mettler-Toledo International Inc.	10,673	15,036
	PACCAR Inc.	161,775	14,853
	Rockwell Automation Inc.	54,768	14,600
*	Keysight Technologies Inc.	87,576	13,782
	Verisk Analytics Inc. Class A	75,405	13,372
	Equifax Inc.	57,000	12,445
	Stanley Black & Decker Inc.	75,849	12,341
	Vulcan Materials Co.	63,206	11,469
	Martin Marietta Materials Inc.	29,290	11,113
	Synchrony Financial	259,053	11,082
	Dover Corp.	67,607	10,605
*	Zebra Technologies Corp. Class A	25,279	10,449
	WW Grainger Inc.	21,826	10,412
	Ingersoll Rand Inc.	192,006	9,700
*	Generac Holdings Inc.	29,200	9,212
*	Waters Corp.	28,609	9,061
*	FleetCor Technologies Inc.	37,551	8,794
	TransUnion	90,800	8,241
	Expeditors International of Washington Inc.	79,176	8,184
*	Trimble Inc.	117,050	8,164
	JB Hunt Transport Services Inc.	39,951	8,107
	Westinghouse Air Brake Technologies Corp.	85,101	7,899
	Xylem Inc.	83,753	7,450
	IDEX Corp.	35,900	6,889
	Packaging Corp. of America	44,520	6,553
	Masco Corp.	115,720	6,485
	Robert Half International Inc.	51,907	6,244
	Jack Henry & Associates Inc.	34,644	6,125
*	Fair Isaac Corp.	12,679	5,974
	CH Robinson Worldwide Inc.	60,197	5,820
	Westrock Co.	124,900	5,654
	Fortune Brands Home & Security Inc.	63,334	5,504
	Snap-on Inc.	25,319	5,322
	Allegion plc	42,690	4,889
*	GXO Logistics Inc.	45,637	3,830
*	Mohawk Industries Inc.	26,894	3,786
	Western Union Co.	191,327	3,478
*	XPO Logistics Inc.	45,937	3,339
*	StoneCo. Ltd. Class A	101,355	1,139
		Shares	Market Value• ($000)
*	GreenSky Inc. Class A	14,533	144
			1,512,695
Real Estate (3.1%)
	Prologis Inc.	348,803	50,873
	American Tower Corp.	213,567	48,452
	Crown Castle International Corp.	203,856	33,960
	Equinix Inc.	42,275	30,004
	Public Storage	71,274	25,304
	Digital Realty Trust Inc.	132,714	17,906
	Realty Income Corp.	268,206	17,726
	Welltower Inc.	204,730	17,052
	AvalonBay Communities Inc.	65,965	15,739
	SBA Communications Corp. Class A	51,265	15,553
*	CBRE Group Inc. Class A	157,501	15,254
	Equity Residential	175,114	14,937
	Alexandria Real Estate Equities Inc.	72,531	13,737
	Extra Space Storage Inc.	61,800	11,628
*	CoStar Group Inc.	185,420	11,312
	Mid-America Apartment Communities Inc.	54,726	11,197
	Invitation Homes Inc.	282,858	10,692
	Ventas Inc.	189,639	10,241
	Essex Property Trust Inc.	30,772	9,760
	Sun Communities Inc.	53,844	9,746
	Duke Realty Corp.	178,415	9,456
	Boston Properties Inc.	73,267	8,961
	UDR Inc.	145,846	8,003
	Healthpeak Properties Inc.	253,150	7,863
	WP Carey Inc.	86,382	6,686
	Iron Mountain Inc.	134,324	6,606
	Kimco Realty Corp.	272,444	6,411
	Equity LifeStyle Properties Inc.	83,500	6,231
*	Host Hotels & Resorts Inc.	337,900	6,173
	Regency Centers Corp.	80,502	5,304
*	Zillow Group Inc. Class C	79,817	4,591
	Federal Realty Investment Trust	36,824	4,330
	Vornado Realty Trust	85,258	3,690
*	Zillow Group Inc. Class A	28,850	1,652
*	Orion Office REIT Inc.	25,030	426
			477,456
Technology (34.7%)
	Apple Inc.	7,306,358	1,206,426
	Microsoft Corp.	3,567,107	1,065,816
*	Alphabet Inc. Class A	142,487	384,877
*	Alphabet Inc. Class C	132,746	358,125
	NVIDIA Corp.	1,132,480	276,155
*	Meta Platforms Inc. Class A	1,118,997	236,142
	Broadcom Inc.	188,972	111,010
*	Adobe Inc.	225,794	105,599
*	Advanced Micro Devices Inc.	773,688	95,427
*	salesforce.com Inc.	445,260	93,741
	QUALCOMM Inc.	534,213	91,879
	Intel Corp.	1,912,376	91,220
	Texas Instruments Inc.	437,084	74,300
	Oracle Corp.	781,564	59,375
	Intuit Inc.	124,775	59,189
	Applied Materials Inc.	426,895	57,289

7

FTSE Social Index Fund
		Shares	Market Value• ($000)
*	ServiceNow Inc.	93,584	54,271
	Micron Technology Inc.	529,607	47,061
	Analog Devices Inc.	254,302	40,762
	Lam Research Corp.	66,429	37,290
*	Palo Alto Networks Inc.	45,090	26,795
	Marvell Technology Inc.	386,644	26,419
*	Snowflake Inc. Class A	94,300	25,052
	KLA Corp.	71,801	25,023
	NXP Semiconductors NV	125,158	23,795
*	Autodesk Inc.	104,162	22,940
*	Synopsys Inc.	71,980	22,486
*	Fortinet Inc.	63,300	21,808
	Cognizant Technology Solutions Corp. Class A	249,357	21,477
*	Workday Inc. Class A	89,787	20,566
*	Atlassian Corp. plc Class A	65,600	20,055
*	Cadence Design Systems Inc.	129,275	19,576
*	Datadog Inc. Class A	118,103	19,028
	HP Inc.	545,566	18,746
*	Crowdstrike Holdings Inc. Class A	93,544	18,261
	Microchip Technology Inc.	258,764	18,199
*	Cloudflare Inc. Class A	121,903	14,192
*	Twilio Inc. Class A	79,220	13,848
*	Zoom Video Communications Inc. Class A	102,131	13,543
*	Twitter Inc.	368,229	13,091
	VMware Inc. Class A	105,149	12,336
*	MongoDB Inc. Class A	29,800	11,383
*	HubSpot Inc.	21,279	11,171
	CDW Corp.	63,645	10,976
*	Okta Inc.	59,358	10,853
*	DocuSign Inc. Class A	91,431	10,828
	Skyworks Solutions Inc.	78,157	10,799
*	Gartner Inc.	37,658	10,560
*	VeriSign Inc.	45,807	9,790
	Monolithic Power Systems Inc.	21,272	9,757
	Hewlett Packard Enterprise Co.	610,567	9,720
	Seagate Technology Holdings plc	90,274	9,313
	Teradyne Inc.	76,700	9,044
*	Splunk Inc.	76,482	9,033
*	Zscaler Inc.	37,558	8,982
	NetApp Inc.	105,665	8,282
*	Akamai Technologies Inc.	75,827	8,209
*	Paycom Software Inc.	24,200	8,209
*	Tyler Technologies Inc.	18,879	8,085
	SS&C Technologies Holdings Inc.	104,900	7,864
*	Unity Software Inc.	71,300	7,590
	NortonLifeLock Inc.	261,269	7,572
*	Western Digital Corp.	147,298	7,503
*	DoorDash Inc. Class A	69,900	7,336
*	Qorvo Inc.	52,900	7,236
*	Pinterest Inc. Class A	267,313	7,151
*	Check Point Software Technologies Ltd.	49,058	7,108
*	GoDaddy Inc. Class A	79,800	6,656
*	Zendesk Inc.	57,000	6,650
*	Dell Technologies Inc. Class C	127,363	6,490
	Citrix Systems Inc.	58,362	5,982
*	F5 Inc.	28,195	5,663
		Shares	Market Value• ($000)
*	PTC Inc.	50,100	5,575
*	EPAM Systems Inc.	25,379	5,272
*	RingCentral Inc. Class A	38,758	5,071
	Amdocs Ltd.	60,625	4,771
*	Ceridian HCM Holding Inc.	60,689	4,425
*	Coupa Software Inc.	33,858	4,097
*	Arrow Electronics Inc.	31,988	3,899
*	Flex Ltd.	225,000	3,710
*	Clarivate plc	201,846	3,024
*	Wix.com Ltd.	25,000	2,289
*	Yandex NV Class A	149,782	2,009
			5,273,127
Telecommunications (3.5%)
	Cisco Systems Inc.	2,001,398	111,618
	Verizon Communications Inc.	1,960,713	105,232
	Comcast Corp. Class A	2,157,506	100,885
	AT&T Inc.	3,385,058	80,192
*	Charter Communications Inc. Class A	58,991	35,500
*	T-Mobile US Inc.	278,536	34,318
	Motorola Solutions Inc.	78,430	17,288
*	Arista Networks Inc.	114,128	14,007
*	Roku Inc.	55,700	7,772
	Juniper Networks Inc.	155,425	5,252
	Lumen Technologies Inc.	486,900	5,044
*	Liberty Global plc Class C	168,600	4,362
*	DISH Network Corp. Class A	117,372	3,751
*	Liberty Global plc Class A	72,200	1,861
*	Altice USA Inc. Class A	95,930	1,109
	Ubiquiti Inc.	3,200	812
			529,003
Utilities (1.0%)
	Waste Management Inc.	199,162	28,759
	Sempra Energy (XNYS)	151,010	21,779
	Consolidated Edison Inc.	168,025	14,412
	American Water Works Co. Inc.	85,641	12,939
	Republic Services Inc. Class A	99,849	12,010
	Edison International	175,241	11,114
	PPL Corp.	353,537	9,252
	CMS Energy Corp.	135,205	8,654
	CenterPoint Energy Inc.	281,757	7,706
	Alliant Energy Corp.	117,500	6,862
	Atmos Energy Corp.	61,510	6,754
	AES Corp.	315,134	6,690
	NiSource Inc.	182,805	5,289
	Avangrid Inc.	27,239	1,222
			153,442
Total Common Stocks (Cost $9,364,727)			15,188,745

8

FTSE Social Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.138% (Cost $9,331)	93,314	9,331
Total Investments (100.0%) (Cost $9,374,058)			15,198,076
Other Assets and Liabilities—Net (0.0%)			4,577
Net Assets (100%)			15,202,653
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,463,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,799,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	51	11,138	15

See accompanying Notes, which are an integral part of the Financial Statements.
9

FTSE Social Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $9,364,727)	15,188,745
Affiliated Issuers (Cost $9,331)	9,331
Total Investments in Securities	15,198,076
Investment in Vanguard	529
Cash Collateral Pledged—Futures Contracts	40
Receivables for Accrued Income	12,354
Receivables for Capital Shares Issued	17,779
Variation Margin Receivable—Futures Contracts	1
Total Assets	15,228,779
Liabilities
Due to Custodian	13
Payables for Investment Securities Purchased	18,067
Collateral for Securities on Loan	2,799
Payables for Capital Shares Redeemed	4,539
Payables to Vanguard	708
Total Liabilities	26,126
Net Assets	15,202,653
At February 28, 2022, net assets consisted of:

Paid-in Capital	9,804,508
Total Distributable Earnings (Loss)	5,398,145
Net Assets	15,202,653

Admiral Shares—Net Assets
Applicable to 203,290,731 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,454,356
Net Asset Value Per Share—Admiral Shares	$41.59

Institutional Shares—Net Assets
Applicable to 225,412,432 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,748,297
Net Asset Value Per Share—Institutional Shares	$29.94

See accompanying Notes, which are an integral part of the Financial Statements.
10

FTSE Social Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends[1]	89,954
Interest[2]	15
Securities Lending—Net	93
Total Income	90,062
Expenses
The Vanguard Group—Note B
Investment Advisory Services	718
Management and Administrative—Admiral Shares	5,236
Management and Administrative—Institutional Shares	3,610
Marketing and Distribution—Admiral Shares	280
Marketing and Distribution—Institutional Shares	184
Custodian Fees	110
Shareholders’ Reports—Admiral Shares	80
Shareholders’ Reports—Institutional Shares	13
Trustees’ Fees and Expenses	4
Other Expenses	8
Total Expenses	10,243
Net Investment Income	79,819
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	38,430
Futures Contracts	(876)
Realized Net Gain (Loss)	37,554
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,064,747)
Futures Contracts	(108)
Change in Unrealized Appreciation (Depreciation)	(1,064,855)
Net Increase (Decrease) in Net Assets Resulting from Operations	(947,482)
1	Dividends are net of foreign withholding taxes of $21,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,000, ($7,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $44,652,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
11

FTSE Social Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	79,819	133,231
Realized Net Gain (Loss)	37,554	32,888
Change in Unrealized Appreciation (Depreciation)	(1,064,855)	3,136,143
Net Increase (Decrease) in Net Assets Resulting from Operations	(947,482)	3,302,262
Distributions
Admiral Shares	(49,232)	(71,878)
Institutional Shares	(39,118)	(55,315)
Total Distributions	(88,350)	(127,193)
Capital Share Transactions
Admiral Shares	454,657	1,467,446
Institutional Shares	580,842	1,251,775
Net Increase (Decrease) from Capital Share Transactions	1,035,499	2,719,221
Total Increase (Decrease)	(333)	5,894,290
Net Assets
Beginning of Period	15,202,986	9,308,696
End of Period	15,202,653	15,202,986

See accompanying Notes, which are an integral part of the Financial Statements.
12

FTSE Social Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,		February 7, 2019[1] to August 31, 2019
		2021	2020
Net Asset Value, Beginning of Period	$44.39	$34.27	$27.27	$25.00
Investment Operations
Net Investment Income[2]	.222	.432	.465	.273
Net Realized and Unrealized Gain (Loss) on Investments	(2.775)	10.110	6.996	2.183
Total from Investment Operations	(2.553)	10.542	7.461	2.456
Distributions
Dividends from Net Investment Income	(.247)	(.422)	(.461)	(.186)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.247)	(.422)	(.461)	(.186)
Net Asset Value, End of Period	$41.59	$44.39	$34.27	$27.27
Total Return[3]	-5.78%	31.04%	27.83%	9.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,454	$8,573	$5,305	$3,478
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%[4]
Ratio of Net Investment Income to Average Net Assets	1.02%	1.13%	1.60%	1.79%[4]
Portfolio Turnover Rate	1%[5]	4%[5]	18%	11%[5,6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
6	Reflects the fund’s portfolio turnover for the fiscal year ended August 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.
13

FTSE Social Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$31.96	$24.67	$19.63	$19.28	$16.15	$13.96
Investment Operations
Net Investment Income[1]	.163	.317	.339	.314	.305	.271
Net Realized and Unrealized Gain (Loss) on Investments	(2.002)	7.282	5.037	.351	3.105	2.175
Total from Investment Operations	(1.839)	7.599	5.376	.665	3.410	2.446
Distributions
Dividends from Net Investment Income	(.181)	(.309)	(.336)	(.315)	(.280)	(.256)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.181)	(.309)	(.336)	(.315)	(.280)	(.256)
Net Asset Value, End of Period	$29.94	$31.96	$24.67	$19.63	$19.28	$16.15
Total Return	-5.79%	31.09%	27.86%	3.58%	21.34%	17.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,748	$6,630	$4,003	$2,701	$2,349	$1,443
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.04%	1.15%	1.62%	1.49%	1.71%	1.79%
Portfolio Turnover Rate	1%[2]	4%[2]	18%	11%[2]	8%[2]	11%[2]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
14

FTSE Social Index Fund
Notes to Financial Statements
Vanguard FTSE Social Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
15

FTSE Social Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
16

FTSE Social Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $529,000, representing less than 0.01% of the fund’s net assets and 0.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
17

FTSE Social Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	15,186,736	2,009	—	15,188,745
Temporary Cash Investments	9,331	—	—	9,331
Total	15,196,067	2,009	—	15,198,076
Derivative Financial Instruments
Assets
Futures Contracts[1]	15	—	—	15
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,403,645
Gross Unrealized Appreciation	5,998,810
Gross Unrealized Depreciation	(204,364)
Net Unrealized Appreciation (Depreciation)	5,794,446
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $466,746,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $1,412,120,000 of investment securities and sold $360,285,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $129,344,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $41,343,000 and sales were $25,395,000, resulting in net realized loss of $800,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
18

FTSE Social Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,443,785	32,449	2,693,123	70,662
Issued in Lieu of Cash Distributions	42,740	963	62,679	1,718
Redeemed	(1,031,868)	(23,233)	(1,288,356)	(34,072)
Net Increase (Decrease)—Admiral Shares	454,657	10,179	1,467,446	38,308
Institutional Shares
Issued	996,663	31,116	1,839,997	67,229
Issued in Lieu of Cash Distributions	38,273	1,198	54,024	2,056
Redeemed	(454,094)	(14,356)	(642,246)	(24,102)
Net Increase (Decrease)—Institutional Shares	580,842	17,958	1,251,775	45,183
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
19

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
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© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q2132 042022

Semiannual Report   |   February 28, 2022
Vanguard U.S. Sector Index Funds
Vanguard Communication Services Index Fund
Vanguard Consumer Discretionary Index Fund
Vanguard Consumer Staples Index Fund
Vanguard Energy Index Fund
Vanguard Financials Index Fund
Vanguard Health Care Index Fund
Vanguard Industrials Index Fund
Vanguard Information Technology Index Fund
Vanguard Materials Index Fund
Vanguard Utilities Index Fund

Contents
About Your Fund’s Expenses	1
Communication Services Index Fund	4
Consumer Discretionary Index Fund	15
Consumer Staples Index Fund	26
Energy Index Fund	36
Financials Index Fund	47
Health Care Index Fund	60
Industrials Index Fund	74
Information Technology Index Fund	87
Materials Index Fund	100
Utilities Index Fund	111

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2022
	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return
Communication Services Index Fund
ETF Shares	$1,000.00	$805.00	$0.45
Admiral™ Shares	1,000.00	804.90	0.45
Consumer Discretionary Index Fund
ETF Shares	$1,000.00	$929.70	$0.48
Admiral Shares	1,000.00	929.60	0.48
Consumer Staples Index Fund
ETF Shares	$1,000.00	$1,045.40	$0.51
Admiral Shares	1,000.00	1,045.40	0.51
Energy Index Fund
ETF Shares	$1,000.00	$1,478.30	$0.61
Admiral Shares	1,000.00	1,478.20	0.61
Financials Index Fund
ETF Shares	$1,000.00	$1,010.50	$0.50
Admiral Shares	1,000.00	1,010.30	0.50
Health Care Index Fund
ETF Shares	$1,000.00	$932.60	$0.48
Admiral Shares	1,000.00	932.70	0.48
Industrials Index Fund
ETF Shares	$1,000.00	$956.60	$0.49
Admiral Shares	1,000.00	956.70	0.49
Information Technology Index Fund
ETF Shares	$1,000.00	$950.90	$0.48
Admiral Shares	1,000.00	950.80	0.48
Materials Index Fund
ETF Shares	$1,000.00	$992.80	$0.49
Admiral Shares	1,000.00	992.80	0.49
Utilities Index Fund
ETF Shares	$1,000.00	$1,007.20	$0.50
Admiral Shares	1,000.00	1,007.40	0.50

Six Months Ended February 28, 2022
	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
Communication Services Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Consumer Discretionary Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Consumer Staples Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Energy Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Financials Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Health Care Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Industrials Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Information Technology Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Materials Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Utilities Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Communication Services Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Consumer Discretionary Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Consumer Staples Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Energy Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Financials Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Health Care Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Industrials Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Information Technology Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Materials Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; and for the Utilities Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Communication Services Index Fund
Fund Allocation
As of February 28, 2022
Diversified Telecommunication Services	12.6%
Entertainment	21.3
Interactive Media & Services	42.7
Media	20.7
Wireless Telecommunication Services	2.7
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Communication Services Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Diversified Telecommunication Services (12.6%)
	Verizon Communications Inc.	3,333,715	178,920
	AT&T Inc.	7,437,441	176,193
	Lumen Technologies Inc.	2,127,525	22,041
*	Liberty Global plc Class C	844,160	21,838
*	Iridium Communications Inc.	466,065	18,452
*	Frontier Communications Parent Inc.	618,515	17,040
*	Liberty Global plc Class A	648,728	16,724
	Cogent Communications Holdings Inc.	168,354	10,674
*	Liberty Latin America Ltd. Class C	617,582	6,231
*	EchoStar Corp. Class A	147,048	3,579
*	Globalstar Inc.	2,815,191	3,322
*	Radius Global Infrastructure Inc. Class A (XNMS)	237,460	3,054
*	Bandwidth Inc. Class A	86,387	2,639
*	Anterix Inc.	46,219	2,463
*	Consolidated Communications Holdings Inc.	290,748	2,070
*	Liberty Latin America Ltd. Class A	169,324	1,702
	ATN International Inc.	43,615	1,454
			488,396
Entertainment (21.2%)
*	Walt Disney Co.	1,806,747	268,230
*	Netflix Inc.	440,440	173,762
	Activision Blizzard Inc.	999,897	81,492
	Electronic Arts Inc.	389,628	50,687
*	Live Nation Entertainment Inc.	300,987	36,365
*	Take-Two Interactive Software Inc.	199,614	32,337
*	Zynga Inc. Class A	3,145,548	28,562
*	Liberty Media Corp.-Liberty Formula One Class C	453,008	27,511
*	Roku Inc.	177,144	24,717
	Warner Music Group Corp. Class A	479,707	17,375
*,1	AMC Entertainment Holdings Inc. Class A	870,933	16,426
	World Wrestling Entertainment Inc. Class A	177,184	10,500
*	Madison Square Garden Sports Corp.	57,662	9,976
*	Madison Square Garden Entertainment Corp.	95,724	7,501
*	Cinemark Holdings Inc.	399,171	7,001
*	Playtika Holding Corp.	321,454	6,622
*	Lions Gate Entertainment Corp. Class A	340,304	5,227
*	Lions Gate Entertainment Corp. Class B	349,612	4,982
		Shares	Market Value• ($000)
*	Imax Corp.	198,215	4,099
*	Liberty Media Corp.- Liberty Braves Class C	153,287	3,786
*	Marcus Corp.	85,885	1,561
*,1	Skillz Inc. Class A	393,369	1,223
*	Liberty Media Corp.- Liberty Braves Class A	31,826	816
*	CuriosityStream Inc.	113,061	414
			821,172
Interactive Media & Services (42.6%)
*	Meta Platforms Inc. Class A	2,351,677	496,274
*	Alphabet Inc. Class A	169,245	457,154
*	Alphabet Inc. Class C	154,197	415,996
*	Snap Inc. Class A	1,318,299	52,653
*	Match Group Inc.	362,254	40,388
*	Twitter Inc.	1,088,347	38,691
*	ZoomInfo Technologies Inc. Class A	412,406	22,555
*	IAC/InterActiveCorp.	191,774	22,008
*	Pinterest Inc. Class A	761,724	20,376
*	Ziff Davis Inc.	166,728	16,773
*	Cargurus Inc.	315,666	15,294
*	TripAdvisor Inc.	391,195	9,952
*	Yelp Inc. Class A	288,785	9,787
*	Vimeo Inc.	578,925	7,520
*	Bumble Inc. Class A	278,420	7,136
*	Cars.com Inc.	270,834	4,382
*	Eventbrite Inc. Class A	281,819	4,258
*	QuinStreet Inc.	201,648	2,269
*	Angi Inc. Class A	271,637	1,872
*,1	fuboTV Inc.	194,667	1,664
*	ZipRecruiter Inc. Class A	81,402	1,626
*	Mediaalpha Inc. Class A	61,656	885
			1,649,513
Media (20.6%)
	Comcast Corp. Class A	3,702,420	173,125
*	Charter Communications Inc. Class A	151,994	91,467
	Omnicom Group Inc.	429,547	36,035
*	Liberty Broadband Corp. Class C	217,268	31,873
	Paramount Global Class B	1,028,001	31,467
	Interpublic Group of Cos. Inc.	813,886	29,951
	Fox Corp. Class A	694,963	29,070
*	Discovery Inc. Class C	890,179	24,898
	Nexstar Media Group Inc. Class A	131,332	24,303
*	Liberty Media Corp.- Liberty SiriusXM Class C	453,094	22,800
	News Corp. Class A	1,020,430	22,776
*	DISH Network Corp. Class A	673,969	21,540
	New York Times Co. Class A	477,233	20,993
	Fox Corp. Class B	547,116	20,933
		Shares	Market Value• ($000)
	Cable One Inc.	13,724	19,664
	TEGNA Inc.	824,362	18,894
*	Discovery Inc. Class A	673,550	18,893
*	Liberty Broadband Corp. Class A	115,274	16,693
[1]	Sirius XM Holdings Inc.	2,691,396	16,579
*	Liberty Media Corp.- Liberty SiriusXM Class A	324,520	16,343
	News Corp. Class B	511,868	11,481
*	iHeartMedia Inc. Class A	467,457	10,027
*	Altice USA Inc. Class A	851,892	9,848
	John Wiley & Sons Inc. Class A	174,582	8,783
*	TechTarget Inc.	99,478	7,797
*	Cardlytics Inc.	129,696	7,522
	Gray Television Inc.	313,216	7,339
*	Magnite Inc.	489,438	7,136
	Sinclair Broadcast Group Inc. Class A	192,792	5,784
*	Clear Channel Outdoor Holdings Inc.	1,293,767	4,839
*	EW Scripps Co. Class A	207,514	4,619
*	AMC Networks Inc. Class A	108,530	4,499
	Scholastic Corp.	102,857	4,328
*	WideOpenWest Inc.	205,001	3,483
*	Gannett Co. Inc.	531,887	2,638
*	Thryv Holdings Inc.	79,735	2,424
*	Advantage Solutions Inc.	250,243	1,969
*	Boston Omaha Corp. Class A	67,184	1,881
*	Loyalty Ventures Inc.	77,121	1,851
*	PubMatic Inc. Class A	35,056	1,073
			797,618
Wireless Telecommunication Services (2.8%)
*	T-Mobile US Inc.	739,117	91,067
	Telephone and Data Systems Inc.	379,605	6,586
	Shenandoah Telecommunications Co.	186,271	4,163
*	Gogo Inc.	193,774	2,759
*	United States Cellular Corp.	52,735	1,451
			106,026
Total Common Stocks (Cost $3,860,683)			3,862,725

Communication Services Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.138% (Cost $43,143)	431,488	43,145
Total Investments (100.9%) (Cost $3,903,826)			3,905,870
Other Assets and Liabilities—Net (-0.9%)			(35,459)
Net Assets (100.0%)			3,870,411
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $31,114,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $33,570,000 was received for securities on loan.

Communication Services Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Pinterest Inc. Class A	8/31/22	BANA	2,862	(0.070)	—	—
Sirius XM Holdings Inc.	1/31/23	GSI	4,030	(0.070)	151	—
					151	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At February 28, 2022, the counterparties had deposited in segregated accounts securities with a value of $439,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Statement of Assets and Liabilities
As of February 28, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,860,683)	3,862,725
Affiliated Issuers (Cost $43,143)	43,145
Total Investments in Securities	3,905,870
Investment in Vanguard	135
Cash	227
Cash Collateral Pledged—Over-the-Counter Swap Contracts	240
Receivables for Investment Securities Sold	96,699
Receivables for Accrued Income	362
Receivables for Capital Shares Issued	19
Unrealized Appreciation—Over-the-Counter Swap Contracts	151
Total Assets	4,003,703
Liabilities
Payables for Investment Securities Purchased	99,216
Collateral for Securities on Loan	33,570
Payables for Capital Shares Redeemed	368
Payables to Vanguard	138
Unrealized Depreciation—Over-the-Counter Swap Contracts	—
Total Liabilities	133,292
Net Assets	3,870,411
At February 28, 2022, net assets consisted of:

Paid-in Capital	3,963,675
Total Distributable Earnings (Loss)	(93,264)
Net Assets	3,870,411

ETF Shares—Net Assets
Applicable to 31,495,524 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,776,831
Net Asset Value Per Share—ETF Shares	$119.92

Admiral Shares—Net Assets
Applicable to 1,531,333 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	93,580
Net Asset Value Per Share—Admiral Shares	$61.11

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends	21,707
Interest[1]	3
Securities Lending—Net	204
Total Income	21,914
Expenses
The Vanguard Group—Note B
Investment Advisory Services	215
Management and Administrative— ETF Shares	1,763
Management and Administrative— Admiral Shares	44
Marketing and Distribution— ETF Shares	79
Marketing and Distribution— Admiral Shares	3
Custodian Fees	7
Shareholders’ Reports—ETF Shares	77
Shareholders’ Reports—Admiral Shares	1
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	2,198
Net Investment Income	19,716
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	273,148
Swap Contracts	(2,980)
Realized Net Gain (Loss)	270,168
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,239,760)
Swap Contracts	12
Change in Unrealized Appreciation (Depreciation)	(1,239,748)
Net Increase (Decrease) in Net Assets Resulting from Operations	(949,864)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,000, ($7,000), less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $278,925,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,716	29,060
Realized Net Gain (Loss)	270,168	376,670
Change in Unrealized Appreciation (Depreciation)	(1,239,748)	803,415
Net Increase (Decrease) in Net Assets Resulting from Operations	(949,864)	1,209,145
Distributions
ETF Shares	(26,156)	(24,537)
Admiral Shares	(673)	(631)
Total Distributions	(26,829)	(25,168)
Capital Share Transactions
ETF Shares	(58,441)	719,965
Admiral Shares	(6,124)	26,851
Net Increase (Decrease) from Capital Share Transactions	(64,565)	746,816
Total Increase (Decrease)	(1,041,258)	1,930,793
Net Assets
Beginning of Period	4,911,669	2,980,876
End of Period	3,870,411	4,911,669

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$149.87	$108.04	$87.24	$86.83	$93.54	$95.16
Investment Operations
Net Investment Income[1]	.606	1.018	1.005	.917	3.067	3.108
Net Realized and Unrealized Gain (Loss) on Investments	(29.732)	41.708	20.743	.316	(6.297)	(1.587)
Total from Investment Operations	(29.126)	42.726	21.748	1.233	(3.230)	1.521
Distributions
Dividends from Net Investment Income	(.824)	(.896)	(.948)	(.823)	(3.480)	(3.141)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.824)	(.896)	(.948)	(.823)	(3.480)	(3.141)
Net Asset Value, End of Period	$119.92	$149.87	$108.04	$87.24	$86.83	$93.54
Total Return	-19.50%	39.75%	25.15%	1.47%	-3.50%	1.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,777	$4,787	$2,914	$2,016	$1,015	$1,388
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.89%	0.80%	1.09%	1.09%	3.48%	3.26%
Portfolio Turnover Rate[2]	10%	15%	15%	33%	84%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$76.38	$55.06	$44.46	$44.25	$47.67	$48.50
Investment Operations
Net Investment Income[1]	.313	.519	.512	.470	1.554	1.601
Net Realized and Unrealized Gain (Loss) on Investments	(15.163)	21.259	10.571	.157	(3.199)	(.829)
Total from Investment Operations	(14.850)	21.778	11.083	.627	(1.645)	.772
Distributions
Dividends from Net Investment Income	(.420)	(.458)	(.483)	(.417)	(1.775)	(1.602)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.420)	(.458)	(.483)	(.417)	(1.775)	(1.602)
Net Asset Value, End of Period	$61.11	$76.38	$55.06	$44.46	$44.25	$47.67
Total Return[2]	-19.51%	39.76%	25.16%	1.46%	-3.48%	1.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$94	$124	$67	$50	$46	$50
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.90%	0.79%	1.10%	1.09%	3.48%	3.26%
Portfolio Turnover Rate[3]	10%	15%	15%	33%	84%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Notes to Financial Statements
Vanguard Communication Services Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE ARCA; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Communication Services Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Communication Services Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $135,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,862,725	—	—	3,862,725
Temporary Cash Investments	43,145	—	—	43,145
Total	3,905,870	—	—	3,905,870
Derivative Financial Instruments
Assets
Swap Contracts	—	151	—	151
Liabilities
Swap Contracts	—	—	—	—
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,912,941
Gross Unrealized Appreciation	407,229
Gross Unrealized Depreciation	(414,300)
Net Unrealized Appreciation (Depreciation)	(7,071)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $364,946,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Communication Services Index Fund
E.	During the six months ended February 28, 2022, the fund purchased $1,171,698,000 of investment securities and sold $1,243,623,000 of investment securities, other than temporary cash investments. Purchases and sales include $718,260,000 and $813,709,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $7,430,000 and sales were $57,626,000, resulting in net realized gain of $10,572,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	755,849	5,753	1,693,617	12,776
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(814,290)	(6,200)	(973,652)	(7,800)
Net Increase (Decrease)—ETF Shares	(58,441)	(447)	719,965	4,976
Admiral Shares
Issued	23,759	341	58,573	900
Issued in Lieu of Cash Distributions	564	8	544	9
Redeemed	(30,447)	(444)	(32,266)	(504)
Net Increase (Decrease)—Admiral Shares	(6,124)	(95)	26,851	405
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

Consumer Discretionary Index Fund
Fund Allocation
As of February 28, 2022
Auto Components	2.5%
Automobiles	16.2
Distributors	1.0
Diversified Consumer Services	1.4
Hotels, Restaurants & Leisure	17.8
Household Durables	4.3
Internet & Direct Marketing Retail	25.6
Leisure Products	1.4
Multiline Retail	4.0
Other	0.0
Specialty Retail	19.2
Textiles, Apparel & Luxury Goods	6.6
The table reflects the fund’s investments, except short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Consumer Discretionary Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Auto Components (2.5%)
*	Aptiv plc	350,708	45,396
	BorgWarner Inc. (XNYS)	349,675	14,340
	Lear Corp.	82,846	13,035
	Autoliv Inc.	123,117	10,836
	Gentex Corp.	357,952	10,835
*	Fox Factory Holding Corp.	65,050	7,677
*	Goodyear Tire & Rubber Co.	479,412	7,426
*	Adient plc	151,920	6,798
*	Veoneer Inc.	186,680	6,618
*	Visteon Corp.	46,693	5,611
*	Gentherm Inc.	63,740	5,408
	LCI Industries	43,078	5,364
*	Dorman Products Inc.	50,421	4,710
	Dana Inc.	249,158	4,639
*	Tenneco Inc. Class A	220,641	4,254
*	American Axle & Manufacturing Holdings Inc.	302,667	2,803
	Standard Motor Products Inc.	62,595	2,736
*	Modine Manufacturing Co.	164,684	1,663
*	Stoneridge Inc.	83,752	1,383
*	XPEL Inc.	4,507	327
	Patrick Industries Inc.	4,356	311
*	Luminar Technologies Inc. Class A	17,682	248
*,1	QuantumScape Corp. Class A	10,325	167
*	XL Fleet Corp.	72,556	141
			162,726
Automobiles (16.2%)
*	Tesla Inc.	1,009,049	878,307
	Ford Motor Co.	4,990,632	87,635
*	General Motors Co.	1,664,120	77,748
	Harley-Davidson Inc.	233,134	9,628
	Thor Industries Inc.	83,488	7,556
	Winnebago Industries Inc.	62,744	4,020
*,1	Fisker Inc.	20,748	253
*,1	Lucid Group Inc.	7,387	214
*,1	Canoo Inc.	36,279	208
*	Rivian Automotive Inc. Class A	2,858	193
*,1	Lordstown Motors Corp. Class A	68,103	175
*	Workhorse Group Inc.	54,247	170
*,1	Electric Last Mile Solutions Inc.	41,618	91
			1,066,198
Distributors (1.0%)
	Pool Corp.	54,796	25,128
	Genuine Parts Co.	194,642	23,777
	LKQ Corp.	385,571	18,103
*	Funko Inc. Class A	96,852	1,691
			68,699
		Shares	Market Value• ($000)
Diversified Consumer Services (1.4%)
	Service Corp. International	244,263	14,863
*	Bright Horizons Family Solutions Inc.	86,350	11,281
*	Terminix Global Holdings Inc.	200,674	8,541
	H&R Block Inc.	311,005	7,716
*	Grand Canyon Education Inc.	74,861	6,500
*	Houghton Mifflin Harcourt Co.	293,424	6,147
*	Chegg Inc.	176,719	5,526
	Graham Holdings Co. Class B	7,720	4,641
*	frontdoor Inc.	137,251	4,124
*	Stride Inc.	106,008	3,560
	Carriage Services Inc. Class A	65,416	3,219
*	OneSpaWorld Holdings Ltd.	277,026	2,864
	Laureate Education Inc. Class A	236,858	2,568
	Strategic Education Inc.	43,175	2,548
*	Adtalem Global Education Inc.	106,528	2,214
*	Perdoceo Education Corp.	195,424	2,046
*	WW International Inc.	114,569	1,168
*	Mister Car Wash Inc.	20,131	323
*,1	Beachbody Co. Inc.	121,102	242
*	Coursera Inc.	10,332	210
*	Vivint Smart Home Inc.	27,824	200
*	2U Inc.	14,406	151
			90,652
Hotels, Restaurants & Leisure (17.8%)
	McDonald's Corp.	934,296	228,688
	Starbucks Corp.	1,476,782	135,554
*	Booking Holdings Inc.	51,693	112,290
*	Marriott International Inc. Class A	355,441	60,475
*	Hilton Worldwide Holdings Inc.	360,107	53,606
*	Chipotle Mexican Grill Inc. Class A	34,664	52,805
	Yum! Brands Inc.	382,349	46,868
*	Expedia Group Inc.	185,227	36,325
	Darden Restaurants Inc.	176,516	25,634
*	Royal Caribbean Cruises Ltd.	308,256	24,882
	MGM Resorts International	516,701	22,885
	Domino's Pizza Inc.	50,597	21,869
*	Caesars Entertainment Inc.	256,570	21,601
*	Las Vegas Sands Corp.	467,241	20,026
*	Airbnb Inc. Class A	131,651	19,944
*	Carnival Corp.	955,176	19,419
	Vail Resorts Inc.	56,852	14,813
	Churchill Downs Inc.	52,796	12,717
*	Wynn Resorts Ltd.	144,987	12,544
	Aramark	334,532	12,364
		Shares	Market Value• ($000)
	Wyndham Hotels & Resorts Inc.	141,628	12,238
*	Penn National Gaming Inc.	230,511	11,837
*	Norwegian Cruise Line Holdings Ltd.	554,848	10,814
*	Planet Fitness Inc. Class A	124,852	10,566
	Marriott Vacations Worldwide Corp.	62,404	10,026
	Texas Roadhouse Inc. Class A	101,920	9,673
*	Boyd Gaming Corp.	133,655	9,481
	Choice Hotels International Inc.	60,394	8,718
*	Hyatt Hotels Corp. Class A	82,146	7,977
	Travel + Leisure Co.	137,310	7,696
*	Hilton Grand Vacations Inc.	142,745	7,403
	Wendy's Co.	315,633	7,178
	Wingstop Inc.	47,436	6,895
*	SeaWorld Entertainment Inc.	95,782	6,646
*	Scientific Games Corp. Class A	104,784	6,593
	Red Rock Resorts Inc. Class A	121,568	6,112
*	Six Flags Entertainment Corp.	133,384	5,824
	Papa John's International Inc.	53,098	5,672
	Cracker Barrel Old Country Store Inc.	38,686	5,194
*	Everi Holdings Inc.	210,896	4,935
*	Shake Shack Inc. Class A	56,899	4,251
*	Dave & Buster's Entertainment Inc.	91,823	3,980
*	Bloomin' Brands Inc.	153,966	3,789
*	Golden Entertainment Inc.	64,651	3,681
*	Cheesecake Factory Inc.	84,592	3,620
	Jack in the Box Inc.	41,502	3,580
*	Brinker International Inc.	81,525	3,468
*	Playa Hotels & Resorts NV	365,709	3,456
*	Monarch Casino & Resort Inc.	41,410	3,226
	Dine Brands Global Inc.	38,087	3,193
*	Denny's Corp.	175,473	2,776
	Ruth's Hospitality Group Inc.	109,737	2,723
*	Accel Entertainment Inc. Class A	201,343	2,636
*	Bally's Corp.	70,848	2,552
*	Lindblad Expeditions Holdings Inc.	117,512	2,083
*	Chuy's Holdings Inc.	60,528	1,973
*	BJ's Restaurants Inc.	56,339	1,807
*	El Pollo Loco Holdings Inc.	96,852	1,285
*	Golden Nugget Online Gaming Inc.	26,216	225
*	DraftKings Inc. Class A	9,305	220
*	Rush Street Interactive Inc.	19,744	204

Consumer Discretionary Index Fund
		Shares	Market Value• ($000)
*	GAN Ltd.	29,652	198
			1,171,713
Household Durables (4.3%)
	DR Horton Inc.	446,947	38,169
	Lennar Corp. Class A	362,214	32,556
	Garmin Ltd.	196,091	21,656
	PulteGroup Inc.	361,329	17,944
	Whirlpool Corp.	86,702	17,450
	Newell Brands Inc.	568,247	13,496
*	Mohawk Industries Inc.	85,208	11,996
*	TopBuild Corp.	49,660	10,661
	Toll Brothers Inc.	182,311	9,892
	Tempur Sealy International Inc.	282,236	9,317
*	Helen of Troy Ltd.	39,486	8,121
	Leggett & Platt Inc.	204,372	7,578
*	Meritage Homes Corp.	65,733	6,480
*	Skyline Champion Corp.	95,341	6,411
*	Taylor Morrison Home Corp. Class A	211,632	6,243
	KB Home	139,633	5,391
*	Tri Pointe Homes Inc.	237,142	5,305
*	Cavco Industries Inc.	17,780	4,847
*	LGI Homes Inc.	37,369	4,713
	MDC Holdings Inc.	104,142	4,618
*	Sonos Inc.	157,051	4,302
	Installed Building Products Inc.	43,108	4,169
	Century Communities Inc.	62,504	3,983
*	M/I Homes Inc.	64,842	3,196
*	iRobot Corp.	48,741	3,030
	La-Z-Boy Inc.	97,325	2,840
*	GoPro Inc. Class A	298,064	2,563
*	Green Brick Partners Inc.	106,750	2,475
	Ethan Allen Interiors Inc.	87,413	2,278
*	Tupperware Brands Corp.	110,151	2,008
*	Beazer Homes USA Inc.	119,509	1,956
*	Lovesac Co.	39,685	1,686
*	Universal Electronics Inc.	44,541	1,480
*	Dream Finders Homes Inc. Class A	19,382	390
*	Purple Innovation Inc. Class A	27,026	163
*,1	Vuzix Corp.	25,752	146
			279,509
Internet & Direct Marketing Retail (25.6%)
*	Amazon.com Inc.	489,899	1,504,607
*	MercadoLibre Inc.	57,556	64,845
	eBay Inc.	816,142	44,553
*	Etsy Inc.	166,112	25,729
*	Wayfair Inc. Class A	89,063	12,546
*,1	Chewy Inc. Class A	110,370	5,203
	Shutterstock Inc.	42,668	3,863
*	Overstock.com Inc.	66,820	3,802
	Qurate Retail Inc. Series A	613,073	3,378
*	Revolve Group Inc.	67,730	3,212
	PetMed Express Inc.	66,492	1,792
*	Groupon Inc. Class A	66,464	1,444
*	Quotient Technology Inc.	203,024	1,348
*	1-800-Flowers.com Inc. Class A	81,734	1,265
*	Stitch Fix Inc. Class A	92,401	1,160
*	Lands' End Inc.	65,059	1,103
*	RealReal Inc.	81,862	729
*,1	Xometry Inc. Class A	6,152	301
*	Poshmark Inc. Class A	17,004	254
*	BARK Inc.	60,599	191
*	ContextLogic Inc. Class A	77,203	183
*	DoorDash Inc. Class A	1,460	153
		Shares	Market Value• ($000)
*	ThredUP Inc. Class A	17,498	149
*	Porch Group Inc.	15,750	128
			1,681,938
Leisure Products (1.4%)
	Hasbro Inc.	184,571	17,913
*	Mattel Inc.	528,386	13,199
	Brunswick Corp.	116,989	11,175
	Polaris Inc.	87,015	10,573
*	Peloton Interactive Inc. Class A	292,659	8,505
*	YETI Holdings Inc.	115,129	7,087
*	Vista Outdoor Inc.	117,873	4,296
*	Callaway Golf Co.	169,457	4,192
	Acushnet Holdings Corp.	81,386	3,565
*	Malibu Boats Inc. Class A	46,610	3,247
	Sturm Ruger & Co. Inc.	44,505	3,223
	Smith & Wesson Brands Inc.	153,674	2,709
	Johnson Outdoors Inc. Class A	18,755	1,547
	Clarus Corp.	12,076	275
*	Latham Group Inc.	15,707	275
*	AMMO Inc.	50,989	240
*	Hayward Holdings Inc.	12,477	223
			92,244
Multiline Retail (4.0%)
	Target Corp.	604,491	120,759
	Dollar General Corp.	300,958	59,692
*	Dollar Tree Inc.	296,126	42,073
	Kohl's Corp.	226,531	12,600
	Macy's Inc.	462,274	11,982
	Dillard's Inc. Class A	16,767	4,204
*	Ollie's Bargain Outlet Holdings Inc.	89,802	3,878
*	Nordstrom Inc.	184,760	3,832
	Big Lots Inc.	73,509	2,555
	Franchise Group Inc.	7,765	327
			261,902
Other (0.0%)[2]
*,3	Media General Inc. CVR	69,182	3
Specialty Retail (19.2%)
	Home Depot Inc.	1,298,925	410,240
	Lowe's Cos. Inc.	844,325	186,647
	TJX Cos. Inc.	1,523,562	100,707
*	O'Reilly Automotive Inc.	86,939	56,444
*	AutoZone Inc.	27,207	50,697
	Ross Stores Inc.	465,073	42,503
	Tractor Supply Co.	151,989	30,974
	Best Buy Co. Inc.	297,742	28,774
*	Ulta Beauty Inc.	70,165	26,277
*	CarMax Inc.	222,053	24,277
*	Burlington Stores Inc.	89,738	20,271
	Bath & Body Works Inc.	364,881	19,474
	Advance Auto Parts Inc.	87,913	17,976
	Williams-Sonoma Inc.	108,018	15,648
	Lithia Motors Inc. Class A	42,164	14,370
*	Carvana Co. Class A	86,950	13,083
*	Five Below Inc.	79,745	13,047
*	Floor & Decor Holdings Inc. Class A	122,009	11,667
*,1	GameStop Corp. Class A	86,048	10,613
[1]	Dick's Sporting Goods Inc.	99,926	10,492
*	RH	22,726	9,133
*	AutoNation Inc.	74,303	8,520
	Murphy USA Inc.	43,391	7,843
*	Asbury Automotive Group Inc.	36,643	7,113
		Shares	Market Value• ($000)
	Signet Jewelers Ltd.	95,667	6,745
*	Victoria's Secret & Co.	123,157	6,605
	Penske Automotive Group Inc.	60,342	5,931
	Group 1 Automotive Inc.	32,378	5,891
*	Boot Barn Holdings Inc.	61,804	5,378
	American Eagle Outfitters Inc.	250,362	5,278
	Gap Inc.	340,972	4,961
*	National Vision Holdings Inc.	134,716	4,940
	Foot Locker Inc.	155,632	4,921
*	Abercrombie & Fitch Co. Class A	123,235	4,693
*	ODP Corp.	102,691	4,518
*	Sally Beauty Holdings Inc.	228,847	3,954
*,1	Bed Bath & Beyond Inc.	208,536	3,522
*	Urban Outfitters Inc.	127,521	3,508
*	Genesco Inc.	52,165	3,346
	Sonic Automotive Inc. Class A	62,122	3,337
*	Sleep Number Corp.	48,138	3,163
	Monro Inc.	66,833	3,120
*	MarineMax Inc.	62,334	2,852
	Buckle Inc.	77,509	2,790
	Camping World Holdings Inc. Class A	88,777	2,726
	Winmark Corp.	11,849	2,680
*	Zumiez Inc.	59,260	2,636
	Rent-A-Center Inc.	92,361	2,624
	Caleres Inc.	121,685	2,526
*	Children's Place Inc.	39,578	2,492
	Guess? Inc.	108,887	2,385
*	Designer Brands Inc. Class A	176,569	2,304
	Shoe Carnival Inc.	77,416	2,257
	Hibbett Inc.	44,319	1,998
*	Conn's Inc.	108,478	1,990
*	America's Car-Mart Inc.	19,063	1,833
	Haverty Furniture Cos. Inc.	61,617	1,751
*	LL Flooring Holdings Inc.	90,800	1,458
	Aaron's Co. Inc.	56,912	1,195
*	Leslie's Inc.	15,986	341
*	Academy Sports & Outdoors Inc.	9,408	305
*	Arko Corp.	33,908	283
*	Petco Health & Wellness Co. Inc. Class A	16,048	281
*	Sportsman's Warehouse Holdings Inc.	20,246	231
*	GrowGeneration Corp.	17,386	146
*,1	Shift Technologies Inc.	62,505	126
*	Vroom Inc.	19,930	121
			1,260,932
Textiles, Apparel & Luxury Goods (6.6%)
	NIKE Inc. Class B	1,592,902	217,511
*	Lululemon Athletica Inc.	153,905	49,240
	VF Corp.	443,201	25,715
	Tapestry Inc.	395,611	16,180
*	Capri Holdings Ltd.	216,673	14,677
*	Deckers Outdoor Corp.	39,867	11,507
	PVH Corp.	107,191	10,493
	Ralph Lauren Corp. Class A	75,769	10,005
*	Skechers USA Inc. Class A	211,302	9,716
	Hanesbrands Inc.	531,869	8,217
*	Crocs Inc.	97,188	8,138
	Carter's Inc.	72,291	6,989
	Steven Madden Ltd.	143,926	6,140

Consumer Discretionary Index Fund
		Shares	Market Value• ($000)
*	Under Armour Inc. Class A	309,880	5,544
*	Under Armour Inc. Class C	337,261	5,271
	Columbia Sportswear Co.	53,346	4,946
	Kontoor Brands Inc.	89,428	4,430
	Oxford Industries Inc.	40,567	3,586
	Wolverine World Wide Inc.	147,297	3,392
	Levi Strauss & Co. Class A	137,379	3,112
*	G-III Apparel Group Ltd.	107,909	2,993
	Movado Group Inc.	74,835	2,950
*	Fossil Group Inc.	154,067	2,083
*	PLBY Group Inc.	9,265	148
			432,983
Total Common Stocks (Cost $5,356,182)			6,569,499
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[4,5]	Vanguard Market Liquidity Fund, 0.138% (Cost $18,051)	180,532	18,052
Total Investments (100.3%) (Cost $5,374,233)			6,587,551
Other Assets and Liabilities—Net (-0.3%)			(19,486)
Net Assets (100.0%)			6,568,065
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,186,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $18,038,000 was received for securities on loan.
CVR—Contingent Value Rights.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Statement of Assets and Liabilities
As of February 28, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,356,182)	6,569,499
Affiliated Issuers (Cost $18,051)	18,052
Total Investments in Securities	6,587,551
Investment in Vanguard	233
Receivables for Investment Securities Sold	54,147
Receivables for Accrued Income	3,927
Receivables for Capital Shares Issued	8,317
Total Assets	6,654,175
Liabilities
Due to Custodian	11,499
Payables for Investment Securities Purchased	54,084
Collateral for Securities on Loan	18,038
Payables for Capital Shares Redeemed	2,253
Payables to Vanguard	236
Total Liabilities	86,110
Net Assets	6,568,065
At February 28, 2022, net assets consisted of:

Paid-in Capital	4,919,874
Total Distributable Earnings (Loss)	1,648,191
Net Assets	6,568,065

ETF Shares—Net Assets
Applicable to 19,847,002 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,881,908
Net Asset Value Per Share—ETF Shares	$296.36

Admiral Shares—Net Assets
Applicable to 4,472,986 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	686,157
Net Asset Value Per Share—Admiral Shares	$153.40

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends	29,469
Interest[1]	1
Securities Lending—Net	45
Total Income	29,515
Expenses
The Vanguard Group—Note B
Investment Advisory Services	415
Management and Administrative— ETF Shares	2,836
Management and Administrative— Admiral Shares	307
Marketing and Distribution— ETF Shares	106
Marketing and Distribution— Admiral Shares	25
Custodian Fees	—
Shareholders’ Reports—ETF Shares	89
Shareholders’ Reports—Admiral Shares	8
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	3,796
Net Investment Income	25,719
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	619,190
Futures Contracts	91
Realized Net Gain (Loss)	619,281
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(1,205,328)
Net Increase (Decrease) in Net Assets Resulting from Operations	(560,328)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, ($1,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $635,319,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,719	35,356
Realized Net Gain (Loss)	619,281	269,720
Change in Unrealized Appreciation (Depreciation)	(1,205,328)	1,240,876
Net Increase (Decrease) in Net Assets Resulting from Operations	(560,328)	1,545,952
Distributions
ETF Shares	(46,936)	(73,583)
Admiral Shares	(5,227)	(7,931)
Total Distributions	(52,163)	(81,514)
Capital Share Transactions
ETF Shares	(223,316)	1,320,560
Admiral Shares	(6,946)	162,859
Net Increase (Decrease) from Capital Share Transactions	(230,262)	1,483,419
Total Increase (Decrease)	(842,753)	2,947,857
Net Assets
Beginning of Period	7,410,818	4,462,961
End of Period	6,568,065	7,410,818

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$320.99	$246.86	$178.51	$180.85	$141.74	$126.45
Investment Operations
Net Investment Income[1]	1.093	1.724	1.998	2.052	2.066	2.068
Net Realized and Unrealized Gain (Loss) on Investments	(23.515)	76.697	68.603	(2.391)	39.031	15.248
Total from Investment Operations	(22.422)	78.421	70.601	(.339)	41.097	17.316
Distributions
Dividends from Net Investment Income	(2.208)	(4.291)	(2.251)	(2.001)	(1.987)	(2.026)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.208)	(4.291)	(2.251)	(2.001)	(1.987)	(2.026)
Net Asset Value, End of Period	$296.36	$320.99	$246.86	$178.51	$180.85	$141.74
Total Return	-7.03%	32.39%	39.98%	-0.14%	29.22%	13.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,882	$6,658	$4,026	$3,049	$3,199	$2,198
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.64%	0.60%	1.06%	1.20%	1.28%	1.53%
Portfolio Turnover Rate[2]	2%	8%	10%	9%	28%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$166.15	$127.78	$92.40	$93.61	$73.36	$65.45
Investment Operations
Net Investment Income[1]	.566	.889	1.033	1.058	1.073	1.071
Net Realized and Unrealized Gain (Loss) on Investments	(12.174)	39.704	35.512	(1.232)	20.205	7.890
Total from Investment Operations	(11.608)	40.593	36.545	(.174)	21.278	8.961
Distributions
Dividends from Net Investment Income	(1.142)	(2.223)	(1.165)	(1.036)	(1.028)	(1.051)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.142)	(2.223)	(1.165)	(1.036)	(1.028)	(1.051)
Net Asset Value, End of Period	$153.40	$166.15	$127.78	$92.40	$93.61	$73.36
Total Return[2]	-7.04%	32.39%	40.01%	-0.14%	29.24%	13.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$686	$753	$437	$321	$328	$204
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.64%	0.60%	1.06%	1.20%	1.28%	1.53%
Portfolio Turnover Rate[3]	2%	8%	10%	9%	28%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Notes to Financial Statements
Vanguard Consumer Discretionary Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE ARCA; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2022.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value

Consumer Discretionary Index Fund
of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $233,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital

Consumer Discretionary Index Fund
received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,569,496	—	3	6,569,499
Temporary Cash Investments	18,052	—	—	18,052
Total	6,587,548	—	3	6,587,551
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,384,180
Gross Unrealized Appreciation	1,374,859
Gross Unrealized Depreciation	(171,488)
Net Unrealized Appreciation (Depreciation)	1,203,371
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $182,279,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $1,034,476,000 of investment securities and sold $1,297,075,000 of investment securities, other than temporary cash investments. Purchases and sales include $866,040,000 and $1,153,684,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $79,000 and sales were $8,851,000, resulting in net realized loss of $274,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Consumer Discretionary Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	938,820	2,830	1,907,066	6,682
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,162,136)	(3,725)	(586,506)	(2,250)
Net Increase (Decrease)—ETF Shares	(223,316)	(895)	1,320,560	4,432
Admiral Shares
Issued	141,252	828	361,180	2,448
Issued in Lieu of Cash Distributions	4,574	28	7,024	57
Redeemed	(152,772)	(913)	(205,345)	(1,392)
Net Increase (Decrease)—Admiral Shares	(6,946)	(57)	162,859	1,113
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

Consumer Staples Index Fund
Fund Allocation
As of February 28, 2022
Beverages	23.0%
Food & Staples Retailing	22.9
Food Products	20.5
Household Products	21.0
Personal Products	4.4
Tobacco	8.2
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Consumer Staples Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Beverages (23.0%)
	Coca-Cola Co.	11,208,052	697,589
	PepsiCo Inc.	3,733,810	611,374
	Constellation Brands Inc. Class A	549,285	118,437
*	Monster Beverage Corp.	1,325,849	111,902
	Keurig Dr Pepper Inc.	2,340,699	90,515
	Brown-Forman Corp. Class B	1,042,544	68,005
	Molson Coors Beverage Co. Class B	704,100	36,740
*	Boston Beer Co. Inc. Class A	42,373	16,248
	Coca-Cola Consolidated Inc.	29,964	14,890
*	Celsius Holdings Inc.	199,530	12,748
	MGP Ingredients Inc.	125,295	9,975
	National Beverage Corp.	204,371	8,994
*	Duckhorn Portfolio Inc.	353,975	6,945
*	Vintage Wine Estates Inc.	447,591	3,581
			1,807,943
Food & Staples Retailing (22.9%)
	Costco Wholesale Corp.	1,190,448	618,140
	Walmart Inc.	4,114,810	556,158
	Sysco Corp.	1,665,290	145,047
	Kroger Co.	2,576,447	120,578
	Walgreens Boots Alliance Inc.	2,503,982	115,408
*	Performance Food Group Co.	611,959	34,294
*	BJ's Wholesale Club Holdings Inc.	537,441	33,789
*	US Foods Holding Corp	813,947	31,817
	Casey's General Stores Inc.	145,586	27,382
*	Sprouts Farmers Market Inc.	574,098	16,350
*	United Natural Foods Inc.	396,790	15,963
*	Grocery Outlet Holding Corp.	478,350	13,303
	Andersons Inc.	269,762	12,301
	PriceSmart Inc.	156,398	11,373
	Ingles Markets Inc. Class A	130,175	10,703
	SpartanNash Co.	362,958	10,214
*	Chefs' Warehouse Inc.	290,927	9,557
	Weis Markets Inc.	146,242	9,019
*,1	Rite Aid Corp.	686,279	6,286
			1,797,682
Food Products (20.5%)
	Mondelez International Inc. Class A	4,582,477	300,061
	Archer-Daniels-Midland Co.	1,894,554	148,628
		Shares	Market Value• ($000)
	General Mills Inc.	1,968,389	132,729
	Hershey Co.	487,164	98,534
	Tyson Foods Inc. Class A	980,044	90,811
	Kraft Heinz Co.	2,235,765	87,687
	McCormick & Co. Inc.	828,384	78,837
	Conagra Brands Inc.	1,686,819	58,988
	Kellogg Co.	879,137	56,212
	J M Smucker Co.	379,704	51,165
	Hormel Foods Corp.	1,043,111	49,694
*	Darling Ingredients Inc.	668,755	48,471
	Bunge Ltd.	420,085	43,920
	Lamb Weston Holdings Inc.	536,395	35,633
	Campbell Soup Co.	737,454	33,163
*	Post Holdings Inc.	236,122	24,826
	Ingredion Inc.	270,039	23,963
	Flowers Foods Inc.	828,871	22,719
*	Freshpet Inc.	207,243	19,736
	Sanderson Farms Inc.	99,654	17,797
*	Simply Good Foods Co.	422,000	16,724
*	Hain Celestial Group Inc.	449,175	16,332
	Lancaster Colony Corp.	95,623	16,085
*	Hostess Brands Inc. Class A	728,842	15,699
	J & J Snack Foods Corp.	84,033	13,758
*,1	Beyond Meat Inc.	271,761	12,713
*	TreeHouse Foods Inc.	316,819	12,435
[1]	B&G Foods Inc.	385,373	11,407
	Cal-Maine Foods Inc.	257,108	11,382
	Utz Brands Inc.	562,510	8,578
*	Pilgrim's Pride Corp.	355,120	8,374
	Calavo Growers Inc.	189,915	8,108
	Fresh Del Monte Produce Inc.	308,318	7,979
	John B Sanfilippo & Son Inc.	98,542	7,836
	Tootsie Roll Industries Inc.	193,983	6,547
*,1	Tattooed Chef Inc.	504,939	6,130
*	Vital Farms Inc.	198,755	2,832
*	Mission Produce Inc.	175,298	2,275
			1,608,768
Household Products (21.0%)
	Procter & Gamble Co.	6,909,891	1,077,183
	Colgate-Palmolive Co.	2,651,093	204,002
	Kimberly-Clark Corp.	1,136,951	147,974
	Church & Dwight Co. Inc.	864,600	84,601
	Clorox Co.	421,678	61,476
	Spectrum Brands Holdings Inc.	211,897	19,660
	WD-40 Co.	71,908	15,237
*	Central Garden & Pet Co. Class A	293,009	12,904
	Energizer Holdings Inc.	350,627	11,707
	Reynolds Consumer Products Inc.	390,334	11,620
		Shares	Market Value• ($000)
*	Central Garden & Pet Co.	118,269	5,599
			1,651,963
Personal Products (4.3%)
	Estee Lauder Cos. Inc. Class A	734,242	217,578
*	Herbalife Nutrition Ltd.	468,403	16,666
*	Coty Inc. Class A	1,616,113	14,820
	Inter Parfums Inc.	152,323	14,148
	Medifast Inc.	75,071	13,963
*	Beauty Health Co.	697,551	13,519
	Nu Skin Enterprises Inc. Class A	256,832	11,914
	Edgewell Personal Care Co.	313,258	11,177
*	elf Beauty Inc.	351,626	9,293
*,1	BellRing Brands Inc. Class A	351,357	8,984
*	USANA Health Sciences Inc.	99,076	8,720
*,1	Honest Co. Inc.	337,115	1,948
			342,730
Tobacco (8.2%)
	Philip Morris International Inc.	3,189,093	322,322
	Altria Group Inc.	5,819,446	298,479
	Vector Group Ltd.	890,820	9,986
	Universal Corp.	182,614	9,881
	Turning Point Brands Inc.	174,360	5,845
			646,513
Total Common Stocks (Cost $6,598,679)			7,855,599
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 0.138% (Cost $40,706)	407,109	40,707
Total Investments (100.4%) (Cost $6,639,385)			7,896,306
Other Assets and Liabilities—Net (-0.4%)			(34,065)
Net Assets (100.0%)			7,862,241
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,405,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $20,616,000 was received for securities on loan, of which $20,610,000 is held in Vanguard Market Liquidity Fund and $6,000 is held in cash.

Consumer Staples Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bunge Ltd.	8/31/22	BANA	8,887	(0.070)	44	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Statement of Assets and Liabilities
As of February 28, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,598,679)	7,855,599
Affiliated Issuers (Cost $40,706)	40,707
Total Investments in Securities	7,896,306
Investment in Vanguard	253
Cash	6
Receivables for Investment Securities Sold	41,728
Receivables for Accrued Income	5,947
Receivables for Capital Shares Issued	3,881
Unrealized Appreciation—Over-the-Counter Swap Contracts	44
Total Assets	7,948,165
Liabilities
Due to Custodian	1,334
Payables for Investment Securities Purchased	56,543
Collateral for Securities on Loan	20,616
Payables for Capital Shares Redeemed	7,152
Payables to Vanguard	279
Total Liabilities	85,924
Net Assets	7,862,241
At February 28, 2022, net assets consisted of:

Paid-in Capital	6,598,226
Total Distributable Earnings (Loss)	1,264,015
Net Assets	7,862,241

ETF Shares—Net Assets
Applicable to 34,679,180 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,719,702
Net Asset Value Per Share—ETF Shares	$193.77

Admiral Shares—Net Assets
Applicable to 11,958,335 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,142,539
Net Asset Value Per Share—Admiral Shares	$95.54

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends	80,665
Interest[1]	3
Securities Lending—Net	530
Total Income	81,198
Expenses
The Vanguard Group—Note B
Investment Advisory Services	381
Management and Administrative— ETF Shares	2,586
Management and Administrative— Admiral Shares	348
Marketing and Distribution— ETF Shares	86
Marketing and Distribution— Admiral Shares	27
Custodian Fees	12
Shareholders’ Reports—ETF Shares	82
Shareholders’ Reports—Admiral Shares	14
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	3,546
Net Investment Income	77,652
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	161,049
Swap Contracts	1,012
Realized Net Gain (Loss)	162,061
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	75,509
Swap Contracts	344
Change in Unrealized Appreciation (Depreciation)	75,853
Net Increase (Decrease) in Net Assets Resulting from Operations	315,566
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,000, ($7,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $169,738,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	77,652	160,610
Realized Net Gain (Loss)	162,061	382,080
Change in Unrealized Appreciation (Depreciation)	75,853	342,560
Net Increase (Decrease) in Net Assets Resulting from Operations	315,566	885,250
Distributions
ETF Shares	(75,048)	(143,448)
Admiral Shares	(10,321)	(20,463)
Total Distributions	(85,369)	(163,911)
Capital Share Transactions
ETF Shares	606,789	(432,751)
Admiral Shares	271,254	(37,372)
Net Increase (Decrease) from Capital Share Transactions	878,043	(470,123)
Total Increase (Decrease)	1,108,240	251,216
Net Assets
Beginning of Period	6,754,001	6,502,785
End of Period	7,862,241	6,754,001

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$187.61	$167.31	$154.72	$140.13	$140.15	$139.97
Investment Operations
Net Investment Income[1]	2.073	4.385	3.992	3.896	3.603	3.651
Net Realized and Unrealized Gain (Loss) on Investments	6.383	20.341	12.658	14.346	(.033)	.212
Total from Investment Operations	8.456	24.726	16.650	18.242	3.570	3.863
Distributions
Dividends from Net Investment Income	(2.296)	(4.427)	(4.060)	(3.652)	(3.590)	(3.683)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.296)	(4.427)	(4.060)	(3.652)	(3.590)	(3.683)
Net Asset Value, End of Period	$193.77	$187.61	$167.31	$154.72	$140.13	$140.15
Total Return	4.54%	15.01%	11.01%	13.24%	2.60%	2.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,720	$5,908	$5,712	$5,296	$3,983	$3,780
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.17%	2.50%	2.58%	2.71%	2.60%	2.63%
Portfolio Turnover Rate[2]	2%	8%	3%	6%	8%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$92.51	$82.50	$76.29	$69.09	$69.10	$69.02
Investment Operations
Net Investment Income[1]	1.013	2.160	1.973	1.923	1.776	1.797
Net Realized and Unrealized Gain (Loss) on Investments	3.148	10.032	6.239	7.076	(.018)	.101
Total from Investment Operations	4.161	12.192	8.212	8.999	1.758	1.898
Distributions
Dividends from Net Investment Income	(1.131)	(2.183)	(2.002)	(1.799)	(1.768)	(1.818)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.131)	(2.183)	(2.002)	(1.799)	(1.768)	(1.818)
Net Asset Value, End of Period	$95.54	$92.51	$82.50	$76.29	$69.09	$69.10
Total Return[2]	4.54%	15.04%	11.03%	13.24%	2.59%	2.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,143	$846	$791	$710	$587	$742
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.15%	2.50%	2.59%	2.71%	2.60%	2.63%
Portfolio Turnover Rate[3]	2%	8%	3%	6%	8%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Notes to Financial Statements
Vanguard Consumer Staples Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

Consumer Staples Index Fund
after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of

Consumer Staples Index Fund
trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $253,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,855,599	—	—	7,855,599
Temporary Cash Investments	40,707	—	—	40,707
Total	7,896,306	—	—	7,896,306
Derivative Financial Instruments
Assets
Swap Contracts	—	44	—	44
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,648,783
Gross Unrealized Appreciation	1,524,506
Gross Unrealized Depreciation	(276,983)
Net Unrealized Appreciation (Depreciation)	1,247,523
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $168,707,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $1,484,735,000 of investment securities and sold $617,355,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,021,208,000 and $506,055,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of

Consumer Staples Index Fund
trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $23,000 and sales were $1,610,000, resulting in net realized loss of $143,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,119,058	5,839	871,879	4,824
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(512,269)	(2,650)	(1,304,630)	(7,475)
Net Increase (Decrease)—ETF Shares	606,789	3,189	(432,751)	(2,651)
Admiral Shares
Issued	362,314	3,780	211,742	2,456
Issued in Lieu of Cash Distributions	8,387	90	16,733	197
Redeemed	(99,447)	(1,058)	(265,847)	(3,092)
Net Increase (Decrease)—Admiral Shares	271,254	2,812	(37,372)	(439)
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

Energy Index Fund
Fund Allocation
As of February 28, 2022
Coal & Consumable Fuels	0.3%
Integrated Oil & Gas	40.2
Oil & Gas Drilling	0.8
Oil & Gas Equipment & Services	9.0
Oil & Gas Exploration & Production	30.7
Oil & Gas Refining & Marketing	8.7
Oil & Gas Storage & Transportation	10.3
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Energy Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Coal & Consumable Fuels (0.3%)
	Arch Resources Inc.	93,674	11,182
*	Peabody Energy Corp.	588,545	10,205
*	Centrus Energy Corp. Class A	73,526	3,329
			24,716
Integrated Oil & Gas (40.0%)
	Exxon Mobil Corp.	24,399,469	1,913,406
	Chevron Corp.	11,073,410	1,594,571
	Occidental Petroleum Corp.	5,458,606	238,705
			3,746,682
Oil & Gas Drilling (0.8%)
	Helmerich & Payne Inc.	644,322	23,344
	Patterson-UTI Energy Inc.	1,291,353	18,634
*	Transocean Ltd. (XNYS)	3,769,472	13,344
*,1	Noble Corp.	282,581	7,294
*	Valaris Ltd.	165,299	6,734
*	Nabors Industries Ltd. (XNYS)	47,158	5,920
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	26,520	371
			75,641
Oil & Gas Equipment & Services (8.9%)
	Schlumberger NV	8,190,514	321,396
	Halliburton Co.	5,234,372	175,508
	Baker Hughes Co. Class A	4,836,067	142,084
	NOV Inc.	2,307,834	39,579
*	ChampionX Corp.	1,201,773	25,730
	Cactus Inc. Class A	354,109	17,939
*	TechnipFMC plc	2,571,736	17,616
*	Weatherford International plc	423,863	12,038
*	Oceaneering International Inc.	616,420	9,024
*	NexTier Oilfield Solutions Inc.	1,127,618	8,976
	Core Laboratories NV	288,701	7,957
*	Liberty Oilfield Services Inc. Class A	614,805	7,673
*	Expro Group Holdings NV	448,304	7,213
*	US Silica Holdings Inc.	481,810	6,967
	Archrock Inc.	823,298	6,875
*	Dril-Quip Inc.	226,782	6,540
*	ProPetro Holding Corp.	493,227	6,298
*	Helix Energy Solutions Group Inc.	957,915	3,880
*	RPC Inc.	441,606	3,873
*	Tidewater Inc.	252,146	3,734
*	DMC Global Inc.	122,952	3,615
			834,515
Oil & Gas Exploration & Production (30.5%)
	ConocoPhillips	7,442,861	706,030
	EOG Resources Inc.	3,416,015	392,568
		Shares	Market Value• ($000)
	Pioneer Natural Resources Co.	1,354,578	324,557
	Devon Energy Corp.	3,759,473	223,877
	Diamondback Energy Inc.	1,007,486	139,134
	Hess Corp.	1,330,742	134,485
	Coterra Energy Inc.	4,528,887	105,659
	Marathon Oil Corp.	4,584,787	103,433
	APA Corp.	2,198,302	78,325
	Ovintiv Inc. (XNYS)	1,534,766	70,369
	EQT Corp.	1,895,035	43,851
	Texas Pacific Land Corp.	36,635	43,549
*	Antero Resources Corp.	1,672,714	38,355
	PDC Energy Inc.	576,819	37,216
	Chesapeake Energy Corp.	451,520	34,880
	Matador Resources Co.	695,840	34,514
*	Range Resources Corp.	1,464,430	33,609
	Murphy Oil Corp.	916,408	31,772
	SM Energy Co.	687,640	24,418
	Continental Resources Inc.	435,763	24,154
*	Denbury Inc.	299,794	21,783
*	CNX Resources Corp.	1,267,870	20,717
*	Southwestern Energy Co.	3,937,065	19,646
	Magnolia Oil & Gas Corp. Class A	873,296	19,518
	Whiting Petroleum Corp.	235,817	17,415
	Oasis Petroleum Inc.	119,107	15,783
	Civitas Resources Inc.	307,421	15,516
*	Callon Petroleum Co.	269,194	15,172
*	Kosmos Energy Ltd.	2,757,104	13,399
	Viper Energy Partners LP	364,848	10,730
	California Resources Corp.	246,805	10,176
*	Centennial Resource Development Inc. Class A	1,141,271	10,020
	Northern Oil and Gas Inc.	374,321	9,388
*	Tellurian Inc.	2,430,673	9,261
	Brigham Minerals Inc. Class A	287,002	6,538
*	Gulfport Energy Corp.	80,053	5,522
*	Comstock Resources Inc.	545,396	4,527
	Berry Corp.	382,176	3,822
*	W&T Offshore Inc.	694,886	3,377
[1]	Kimbell Royalty Partners LP	211,638	3,329
*	Talos Energy Inc.	208,072	3,269
			2,863,663
Oil & Gas Refining & Marketing (8.7%)
	Marathon Petroleum Corp.	3,711,335	289,002
	Phillips 66	2,560,607	215,705
	Valero Energy Corp.	2,389,591	199,555
*	HollyFrontier Corp.	914,110	27,835
		Shares	Market Value• ($000)
*	Renewable Energy Group Inc.	307,528	18,913
	World Fuel Services Corp.	386,335	10,949
*	Green Plains Inc.	330,714	10,827
*	PBF Energy Inc. Class A	588,670	9,784
*	Clean Energy Fuels Corp.	1,052,704	7,653
*	Delek US Holdings Inc.	417,307	7,190
*,1	Gevo Inc.	1,320,122	4,686
*	Par Pacific Holdings Inc.	297,826	4,050
	CVR Energy Inc.	200,038	3,479
*	REX American Resources Corp.	34,407	3,250
*	Aemetis Inc.	202,156	2,592
			815,470
Oil & Gas Storage & Transportation (10.3%)
	Williams Cos. Inc.	7,101,459	222,134
	Kinder Morgan Inc.	11,907,943	207,198
	Cheniere Energy Inc.	1,339,106	177,967
	ONEOK Inc.	2,608,268	170,320
	Targa Resources Corp.	1,276,471	83,443
	DTE Midstream LLC	573,993	30,479
	Antero Midstream Corp.	1,860,942	18,684
	Equitrans Midstream Corp.	2,462,671	15,786
*	EnLink Midstream LLC	1,624,445	14,458
*	Plains GP Holdings LP Class A	1,120,206	12,669
	Hess Midstream LP Class A	213,206	6,814
	International Seaways Inc.	252,778	4,623
			964,575
Total Common Stocks (Cost $8,077,196)			9,325,262
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.138% (Cost $4,444)	44,445	4,444
Total Investments (99.6%) (Cost $8,081,640)			9,329,706
Other Assets and Liabilities—Net (0.4%)			41,673
Net Assets (100.0%)			9,371,379
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,030,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,435,000 was received for securities on loan.

Energy Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Cheniere Energy Inc.	8/31/22	BANA	9,303	(0.070)	23	—
Hess Corp.	1/31/23	GSI	27,957	(0.070)	2,360	—
					2,383	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At February 28, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,965,000 and cash of $580,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Statement of Assets and Liabilities
As of February 28, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $8,077,196)	9,325,262
Affiliated Issuers (Cost $4,444)	4,444
Total Investments in Securities	9,329,706
Investment in Vanguard	283
Receivables for Investment Securities Sold	61,052
Receivables for Accrued Income	54,327
Receivables for Capital Shares Issued	8,185
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,383
Total Assets	9,455,936
Liabilities
Due to Custodian	15,882
Payables for Investment Securities Purchased	60,019
Collateral for Securities on Loan	4,435
Payables for Capital Shares Redeemed	3,895
Payables to Vanguard	319
Other Liabilities	7
Total Liabilities	84,557
Net Assets	9,371,379
At February 28, 2022, net assets consisted of:

Paid-in Capital	8,907,340
Total Distributable Earnings (Loss)	464,039
Net Assets	9,371,379

ETF Shares—Net Assets
Applicable to 78,742,221 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,722,828
Net Asset Value Per Share—ETF Shares	$98.08

Admiral Shares—Net Assets
Applicable to 33,646,843 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,648,551
Net Asset Value Per Share—Admiral Shares	$49.00

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends[1]	152,756
Interest[2]	10
Securities Lending—Net	4
Total Income	152,770
Expenses
The Vanguard Group—Note B
Investment Advisory Services	405
Management and Administrative— ETF Shares	2,478
Management and Administrative— Admiral Shares	524
Marketing and Distribution— ETF Shares	110
Marketing and Distribution— Admiral Shares	41
Custodian Fees	1
Shareholders’ Reports—ETF Shares	86
Shareholders’ Reports—Admiral Shares	10
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	3,665
Net Investment Income	149,105
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	303,379
Swap Contracts	11,064
Realized Net Gain (Loss)	314,443
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,432,314
Swap Contracts	1,997
Change in Unrealized Appreciation (Depreciation)	2,434,311
Net Increase (Decrease) in Net Assets Resulting from Operations	2,897,859
1	Dividends are net of foreign withholding taxes of $1,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,000, ($8,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $455,858,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	149,105	225,294
Realized Net Gain (Loss)	314,443	119,171
Change in Unrealized Appreciation (Depreciation)	2,434,311	1,396,231
Net Increase (Decrease) in Net Assets Resulting from Operations	2,897,859	1,740,696
Distributions
ETF Shares	(137,091)	(165,567)
Admiral Shares	(29,630)	(32,990)
Total Distributions	(166,721)	(198,557)
Capital Share Transactions
ETF Shares	673,450	812,839
Admiral Shares	60,878	424,314
Net Increase (Decrease) from Capital Share Transactions	734,328	1,237,153
Total Increase (Decrease)	3,465,466	2,779,292
Net Assets
Beginning of Period	5,905,913	3,126,621
End of Period	9,371,379	5,905,913

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$67.99	$47.90	$75.75	$103.13	$85.71	$95.06
Investment Operations
Net Investment Income[1]	1.650	2.802	2.957	2.769	2.519	2.819[2]
Net Realized and Unrealized Gain (Loss) on Investments	30.303	19.789	(28.064)	(27.449)	17.837	(9.801)
Total from Investment Operations	31.953	22.591	(25.107)	(24.680)	20.356	(6.982)
Distributions
Dividends from Net Investment Income	(1.863)	(2.501)	(2.743)	(2.700)	(2.936)	(2.368)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.863)	(2.501)	(2.743)	(2.700)	(2.936)	(2.368)
Net Asset Value, End of Period	$98.08	$67.99	$47.90	$75.75	$103.13	$85.71
Total Return	47.83%	48.07%	-33.87%	-24.34%	24.06%	-7.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,723	$4,806	$2,720	$3,029	$4,288	$3,656
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.78%	4.54%	4.91%	3.15%	2.56%	2.93%[2]
Portfolio Turnover Rate[3]	4%	5%	8%	7%	5%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.453 and 0.47%, respectively, from income received as a result of General Electric Co. and Baker Hughes Inc. merger in July 2017.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$33.97	$23.93	$37.84	$51.52	$42.82	$47.49
Investment Operations
Net Investment Income[1]	.816	1.435	1.461	1.388	1.249	1.375[2]
Net Realized and Unrealized Gain (Loss) on Investments	15.144	9.855	(14.001)	(13.720)	8.916	(4.863)
Total from Investment Operations	15.960	11.290	(12.540)	(12.332)	10.165	(3.488)
Distributions
Dividends from Net Investment Income	(.930)	(1.250)	(1.370)	(1.348)	(1.465)	(1.182)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.930)	(1.250)	(1.370)	(1.348)	(1.465)	(1.182)
Net Asset Value, End of Period	$49.00	$33.97	$23.93	$37.84	$51.52	$42.82
Total Return[3]	47.82%	48.18%	-33.82%	-24.33%	24.06%	-7.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,649	$1,100	$407	$468	$642	$523
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.75%	4.52%	4.84%	3.15%	2.56%	2.93%[2]
Portfolio Turnover Rate[4]	4%	5%	8%	7%	5%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.228 and 0.47%, respectively, from income received as a result of General Electric Co. and Baker Hughes Inc. merger in July 2017.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Notes to Financial Statements
Vanguard Energy Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

Energy Index Fund
after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of

Energy Index Fund
trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $283,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,307,646	17,616	—	9,325,262
Temporary Cash Investments	4,444	—	—	4,444
Total	9,312,090	17,616	—	9,329,706
Derivative Financial Instruments
Assets
Swap Contracts	—	2,383	—	2,383
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,124,803
Gross Unrealized Appreciation	1,654,309
Gross Unrealized Depreciation	(449,406)
Net Unrealized Appreciation (Depreciation)	1,204,903
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $1,086,540,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $2,134,242,000 of investment securities and sold $1,421,692,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,616,782,000 and $1,125,622,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of

Energy Index Fund
trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $680,000 and sales were $5,626,000, resulting in net realized loss of $6,101,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,803,007	21,765	1,677,226	28,056
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,129,557)	(13,700)	(864,387)	(14,150)
Net Increase (Decrease)—ETF Shares	673,450	8,065	812,839	13,906
Admiral Shares
Issued	462,330	10,781	770,533	26,470
Issued in Lieu of Cash Distributions	26,765	709	30,065	981
Redeemed	(428,217)	(10,238)	(376,284)	(12,066)
Net Increase (Decrease)—Admiral Shares	60,878	1,252	424,314	15,385
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

Financials Index Fund
Fund Allocation
As of February 28, 2022
Banks	38.2%
Capital Markets	26.0
Consumer Finance	6.2
Diversified Financial Services	9.0
Insurance	18.4
IT Services	0.0
Mortgage Real Estate Investment Trusts (REITs)	1.2
Thrifts & Mortgage Finance	1.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Financials Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Banks (38.2%)
	JPMorgan Chase & Co.	7,378,210	1,046,230
	Bank of America Corp.	18,385,022	812,618
	Wells Fargo & Co.	9,952,016	531,139
	Citigroup Inc.	4,953,257	293,381
	PNC Financial Services Group Inc.	1,055,197	210,248
	Truist Financial Corp.	3,333,241	207,394
	US Bancorp	3,517,261	198,866
*	SVB Financial Group	146,521	88,792
	Fifth Third Bancorp	1,707,307	81,678
	First Republic Bank	441,320	76,463
	M&T Bank Corp.	321,289	58,549
	KeyCorp	2,323,088	58,240
	Regions Financial Corp.	2,380,105	57,575
	Huntington Bancshares Inc.	3,610,295	56,032
	Citizens Financial Group Inc.	1,064,043	55,777
	Signature Bank	151,382	52,210
	First Horizon Corp.	1,349,981	31,698
	Comerica Inc.	327,289	31,253
	East West Bancorp Inc.	354,239	31,017
	Zions Bancorp NA	390,411	27,676
	Webster Financial Corp.	448,879	27,027
	Western Alliance Bancorp	260,241	24,395
	First Citizens BancShares Inc. Class A	29,914	23,586
	People's United Financial Inc.	1,068,799	22,530
	Cullen/Frost Bankers Inc.	151,014	21,252
	Commerce Bancshares Inc.	274,679	19,716
	Pinnacle Financial Partners Inc.	190,026	19,208
	Synovus Financial Corp.	364,121	19,171
	Popular Inc.	200,017	18,372
	Prosperity Bancshares Inc.	230,137	17,136
	First Financial Bankshares Inc.	337,706	16,183
	SouthState Corp.	174,000	15,660
	Cadence Bank	480,675	15,199
	PacWest Bancorp	298,355	14,745
	Glacier Bancorp Inc.	262,474	14,541
	Bank OZK	304,671	14,326
	Valley National Bancorp	1,011,531	14,131
	Wintrust Financial Corp.	141,641	14,073
	Old National Bancorp	736,495	13,463
	United Bankshares Inc.	340,319	12,463
	Hancock Whitney Corp.	217,000	12,083
	FNB Corp.	878,995	11,805
	UMB Financial Corp.	114,573	11,670
	Umpqua Holdings Corp.	542,949	11,592
	ServisFirst Bancshares Inc.	122,067	10,666
		Shares	Market Value• ($000)
	Independent Bank Corp. (XNGS)	118,920	10,228
	United Community Banks Inc.	263,853	10,201
	Community Bank System Inc.	135,213	9,862
	Investors Bancorp Inc.	587,519	9,835
	BankUnited Inc.	221,975	9,811
*	Silvergate Capital Corp. Class A	74,619	9,557
	First Hawaiian Inc.	322,425	9,373
	Associated Banc-Corp.	376,157	9,174
	Eastern Bankshares Inc.	419,111	9,162
	Home BancShares Inc.	389,272	9,113
	First Interstate BancSystem Inc. Class A	220,076	8,935
	Bank of Hawaii Corp.	100,442	8,656
	Ameris Bancorp	173,938	8,610
	Cathay General Bancorp	181,934	8,556
*	Texas Capital Bancshares Inc.	126,858	8,449
	Pacific Premier Bancorp Inc.	211,650	8,193
	Simmons First National Corp. Class A	286,427	8,169
	BOK Financial Corp.	76,497	7,856
	Atlantic Union Bankshares Corp.	189,602	7,704
	CVB Financial Corp.	319,496	7,534
	First BanCorp. (XNYS)	513,190	7,246
	Fulton Financial Corp.	401,346	7,232
	Columbia Banking System Inc.	195,103	7,147
	Independent Bank Group Inc.	91,717	7,076
*	Triumph Bancorp Inc.	60,139	6,033
	First Merchants Corp.	134,780	5,895
	International Bancshares Corp.	135,120	5,812
	First Financial Bancorp	234,066	5,753
	WesBanco Inc.	157,395	5,751
	Towne Bank	181,641	5,664
	Sandy Spring Bancorp Inc.	114,765	5,404
	Seacoast Banking Corp. of Florida	145,536	5,334
	Banner Corp.	86,239	5,313
	Live Oak Bancshares Inc.	80,683	5,160
	Park National Corp.	37,967	5,090
	Lakeland Financial Corp.	63,273	5,075
	Hope Bancorp Inc.	298,949	5,070
	Veritex Holdings Inc.	124,114	5,043
	Renasant Corp.	138,015	5,039
	Heartland Financial USA Inc.	100,346	4,979
	Trustmark Corp.	155,785	4,906
	Hilltop Holdings Inc.	157,217	4,861
	Eagle Bancorp Inc.	80,170	4,804
*	Customers Bancorp Inc.	76,808	4,728
		Shares	Market Value• ($000)
	Enterprise Financial Services Corp.	90,925	4,495
	Northwest Bancshares Inc.	299,017	4,210
	NBT Bancorp Inc.	107,486	4,124
	Westamerica BanCorp.	67,520	4,005
	Meta Financial Group Inc.	72,276	4,003
	First Bancorp (XNGS)	88,335	3,964
	First Commonwealth Financial Corp.	237,736	3,839
	Berkshire Hills Bancorp Inc.	122,950	3,824
	FB Financial Corp.	84,745	3,766
*	Bancorp Inc.	128,305	3,759
	First Busey Corp.	129,909	3,566
	BancFirst Corp.	44,455	3,473
	OFG Bancorp	122,865	3,462
	National Bank Holdings Corp. Class A	76,035	3,374
	Brookline Bancorp Inc.	196,554	3,369
	OceanFirst Financial Corp.	149,351	3,342
	Stock Yards Bancorp Inc.	62,086	3,320
	TriCo Bancshares	74,578	3,237
	First Foundation Inc.	121,088	3,229
	Southside Bancshares Inc.	74,886	3,122
	S&T Bancorp Inc.	97,170	3,021
	ConnectOne Bancorp Inc.	91,037	3,004
	City Holding Co.	37,596	2,995
	Tompkins Financial Corp.	37,255	2,947
*	Nicolet Bankshares Inc.	30,929	2,946
	Preferred Bank	37,420	2,937
	Premier Financial Corp.	93,240	2,860
	Dime Community Bancshares Inc.	82,112	2,791
	Banc of California Inc.	139,672	2,745
	Lakeland Bancorp Inc.	149,820	2,703
	HomeStreet Inc.	52,062	2,679
	Origin Bancorp Inc.	55,909	2,582
	German American Bancorp Inc.	63,362	2,521
*	Metropolitan Bank Holding Corp.	24,341	2,489
	Washington Trust Bancorp Inc.	43,433	2,357
*	TriState Capital Holdings Inc.	70,915	2,354
	Amerant Bancorp Inc.	69,531	2,256
	Heritage Financial Corp.	85,475	2,241
	QCR Holdings Inc.	38,382	2,144
	Univest Financial Corp.	73,931	2,143
	Peoples Bancorp Inc.	68,450	2,141
	Allegiance Bancshares Inc.	49,512	2,122
	Central Pacific Financial Corp.	71,893	2,099
	1st Source Corp.	42,172	2,037

Financials Index Fund
		Shares	Market Value• ($000)
	Horizon Bancorp Inc.	100,767	2,023
	Hanmi Financial Corp.	73,359	1,916
	First Bancorp Inc. (XNMS)	51,612	1,822
	Heritage Commerce Corp.	152,980	1,819
*	CrossFirst Bankshares Inc.	112,208	1,765
	Peapack-Gladstone Financial Corp.	46,594	1,758
	HarborOne Bancorp Inc.	116,394	1,721
	Camden National Corp.	35,980	1,711
*	Atlantic Capital Bancshares Inc.	51,418	1,663
	Community Trust Bancorp Inc.	38,946	1,647
	Great Southern Bancorp Inc.	26,525	1,629
	Byline Bancorp Inc.	59,536	1,624
	Cambridge Bancorp	17,893	1,577
	Flushing Financial Corp.	66,432	1,561
	Midland States Bancorp Inc.	52,639	1,546
	Arrow Financial Corp.	41,864	1,438
	First Mid Bancshares Inc.	35,591	1,426
	Mercantile Bank Corp.	37,155	1,370
	CBTX Inc.	44,386	1,334
	Bank of Marin Bancorp	37,394	1,321
	First Financial Corp.	27,592	1,283
	Republic Bancorp Inc. Class A	24,495	1,124
	First Community Bankshares Inc.	37,847	1,110
	Amalgamated Financial Corp.	33,490	575
			4,906,582
Capital Markets (26.0%)
	Charles Schwab Corp.	3,618,471	305,616
	Morgan Stanley	3,359,906	304,878
	Goldman Sachs Group Inc.	839,705	286,583
	BlackRock Inc.	379,369	282,209
	S&P Global Inc.	601,773	226,086
	Blackstone Inc.	1,715,239	218,642
	CME Group Inc.	897,486	212,282
	Intercontinental Exchange Inc.	1,406,870	180,248
	Moody's Corp.	417,813	134,548
	Bank of New York Mellon Corp.	1,957,886	104,062
	MSCI Inc. Class A	205,930	103,313
	Ameriprise Financial Inc.	279,514	83,795
	KKR & Co. Inc.	1,314,905	79,052
	State Street Corp.	913,095	77,914
	T Rowe Price Group Inc.	461,144	66,663
	Northern Trust Corp.	492,626	56,110
	Raymond James Financial Inc.	462,543	50,718
	Nasdaq Inc.	292,329	50,032
	FactSet Research Systems Inc.	94,004	38,174
	MarketAxess Holdings Inc.	94,991	36,232
	LPL Financial Holdings Inc.	200,194	36,225
	Cboe Global Markets Inc.	266,362	31,242
	Ares Management Corp. Class A	314,085	25,469
	Franklin Resources Inc.	751,985	22,357
		Shares	Market Value• ($000)
	Tradeweb Markets Inc. Class A	262,522	22,178
	Stifel Financial Corp.	260,023	19,112
	Carlyle Group Inc.	400,820	18,786
	Jefferies Financial Group Inc.	521,785	18,544
*	Coinbase Global Inc. Class A	96,989	18,503
	Invesco Ltd.	864,400	18,360
	SEI Investments Co.	294,996	17,281
	Morningstar Inc.	59,183	16,610
	Interactive Brokers Group Inc. Class A	220,723	14,607
	Affiliated Managers Group Inc.	101,475	14,040
	Houlihan Lokey Inc. Class A	127,401	13,104
	Janus Henderson Group plc	383,282	12,867
	Evercore Inc. Class A	97,188	12,344
	Federated Hermes Inc.	230,049	7,516
	Virtu Financial Inc. Class A	209,970	7,366
	Moelis & Co. Class A	152,328	7,344
	Hamilton Lane Inc. Class A	88,272	6,894
*	Focus Financial Partners Inc. Class A	135,671	6,789
	Piper Sandler Cos.	44,341	6,563
	Artisan Partners Asset Management Inc. Class A	163,925	6,247
*,1	Robinhood Markets Inc. Class A	450,485	5,410
	Blue Owl Capital Inc. Class A	410,066	5,126
	Cohen & Steers Inc.	60,028	4,878
*	Open Lending Corp. Class A	220,701	4,597
	Virtus Investment Partners Inc.	18,776	4,518
	StepStone Group Inc. Class A	119,606	4,130
	PJT Partners Inc. Class A	58,310	3,721
	BGC Partners Inc. Class A	724,958	3,320
*	StoneX Group Inc.	41,290	3,115
*,1	Freedom Holding Corp.	43,676	2,684
*	Blucora Inc.	122,130	2,430
*	Donnelley Financial Solutions Inc.	74,616	2,395
	B Riley Financial Inc.	36,853	2,195
	Brightsphere Investment Group Inc.	91,791	2,191
	Cowen Inc. Class A	63,179	1,873
	Victory Capital Holdings Inc. Class A	49,494	1,642
	WisdomTree Investments Inc.	266,215	1,499
	Diamond Hill Investment Group Inc.	7,671	1,487
	Oppenheimer Holdings Inc. Class A	22,250	961
	Perella Weinberg Partners	85,860	944
	Sculptor Capital Management Inc. Class A	45,256	580
	Associated Capital Group Inc. Class A	7,559	296
		Shares	Market Value• ($000)
	GAMCO Investors Inc. Class A	12,951	279
			3,337,776
Consumer Finance (6.2%)
	American Express Co.	1,643,408	319,709
	Capital One Financial Corp.	1,062,078	162,785
	Discover Financial Services	731,591	90,308
	Synchrony Financial	1,365,749	58,427
	Ally Financial Inc.	910,237	45,421
*	Upstart Holdings Inc.	103,069	16,284
*,1	SoFi Technologies Inc.	1,310,245	15,002
	SLM Corp.	658,446	12,971
*	Credit Acceptance Corp.	19,940	10,969
	OneMain Holdings Inc.	196,885	10,037
	FirstCash Holdings Inc.	101,117	7,284
	Navient Corp.	402,157	7,082
*	PRA Group Inc.	108,651	4,849
*	LendingClub Corp.	239,423	4,449
*	PROG Holdings Inc.	140,873	4,316
*	Encore Capital Group Inc.	62,207	4,105
*	Enova International Inc.	92,237	3,761
*	LendingTree Inc.	30,142	3,648
*	Green Dot Corp. Class A	121,831	3,490
	Nelnet Inc. Class A	41,950	3,379
*	World Acceptance Corp.	9,759	1,917
*	Oportun Financial Corp.	39,848	651
	Curo Group Holdings Corp.	43,788	585
			791,429
Diversified Financial Services (9.0%)
*	Berkshire Hathaway Inc. Class B	3,254,076	1,046,023
	Apollo Global Management Inc.	898,413	58,631
	Equitable Holdings Inc.	909,626	29,708
	Voya Financial Inc.	277,133	18,665
*	Cannae Holdings Inc.	198,099	5,319
	A-Mark Precious Metals Inc.	20,421	1,464
			1,159,810
Insurance (18.3%)
	Chubb Ltd.	1,075,189	218,951
	Marsh & McLennan Cos. Inc.	1,260,486	195,892
	Aon plc Class A (XNYS)	549,933	160,657
	Progressive Corp.	1,460,674	154,729
	American International Group Inc.	2,072,269	126,906
	MetLife Inc.	1,784,474	120,541
	Travelers Cos. Inc.	614,092	105,519
	Prudential Financial Inc.	943,354	105,335
	Aflac Inc.	1,569,753	95,896
	Allstate Corp.	715,463	87,544
	Arthur J Gallagher & Co.	517,442	81,854
	Willis Towers Watson plc	310,939	69,122
	Hartford Financial Services Group Inc.	849,406	59,017
	Cincinnati Financial Corp.	382,165	46,926
	Principal Financial Group Inc.	661,806	46,750
*	Arch Capital Group Ltd.	963,446	45,388
*	Markel Corp.	34,128	42,418
	Brown & Brown Inc.	599,170	40,510
	Loews Corp.	539,151	33,072

Financials Index Fund
		Shares	Market Value• ($000)
	Fidelity National Financial Inc.	674,661	32,141
	W R Berkley Corp.	352,603	31,840
	Everest Re Group Ltd.	98,278	29,308
	Lincoln National Corp.	428,415	28,884
	American Financial Group Inc.	179,860	24,351
	Globe Life Inc.	238,950	24,124
	Assurant Inc.	142,041	24,106
*	Alleghany Corp.	34,199	22,637
	Old Republic International Corp.	727,687	19,175
	Reinsurance Group of America Inc.	169,120	18,749
	First American Financial Corp.	273,906	18,363
	RenaissanceRe Holdings Ltd.	114,889	17,323
	Unum Group	510,400	14,250
	Primerica Inc.	98,946	12,852
	Selective Insurance Group Inc.	150,305	12,504
	Hanover Insurance Group Inc.	88,723	12,378
	Kinsale Capital Group Inc.	54,314	11,393
	Erie Indemnity Co. Class A	63,439	11,108
	Assured Guaranty Ltd.	174,077	10,788
	Axis Capital Holdings Ltd.	191,035	10,434
*	Brighthouse Financial Inc.	199,075	10,404
	RLI Corp.	101,474	10,300
	Kemper Corp.	158,920	8,493
	White Mountains Insurance Group Ltd.	7,546	7,925
	American Equity Investment Life Holding Co.	208,451	7,857
*	Enstar Group Ltd.	27,434	7,820
*	Trupanion Inc.	85,657	7,677
	CNO Financial Group Inc.	307,055	7,422
*	Genworth Financial Inc. Class A	1,268,559	5,150
	Stewart Information Services Corp.	66,830	4,536
	Horace Mann Educators Corp.	104,336	4,339
	Goosehead Insurance Inc. Class A	49,666	4,320
*	BRP Group Inc. Class A	142,287	3,951
*	Palomar Holdings Inc.	61,186	3,942
	American National Group Inc.	20,209	3,820
	Mercury General Corp.	68,894	3,789
	Argo Group International Holdings Ltd.	88,517	3,733
	ProAssurance Corp.	134,084	3,231
	Safety Insurance Group Inc.	38,012	3,172
	Employers Holdings Inc.	70,711	2,748
	James River Group Holdings Ltd.	95,428	2,538
*,1	Lemonade Inc.	94,640	2,409
	AMERISAFE Inc.	49,273	2,321
	State Auto Financial Corp.	44,166	2,297
*	MBIA Inc.	121,045	1,846
*	SiriusPoint Ltd.	217,285	1,606
		Shares	Market Value• ($000)
*	Ambac Financial Group Inc.	119,320	1,531
	United Fire Group Inc.	51,298	1,416
	National Western Life Group Inc. Class A	6,269	1,337
	HCI Group Inc.	20,543	1,279
*	eHealth Inc.	58,678	912
*	Oscar Health Inc. Class A	103,523	755
*	Selectquote Inc.	136,045	423
*	Root Inc. Class A	214,058	387
*	GoHealth Inc. Class A	152,681	340
*	Trean Insurance Group Inc.	30,435	216
			2,359,977
IT Services (0.0%)
*	GreenSky Inc. Class A	78,233	775
Mortgage Real Estate Investment Trusts (REITs) (1.2%)
	Annaly Capital Management Inc.	3,617,923	25,181
	Starwood Property Trust Inc.	719,804	17,160
	AGNC Investment Corp.	1,311,443	16,931
	Blackstone Mortgage Trust Inc. Class A	397,036	12,618
	New Residential Investment Corp.	1,166,704	12,110
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	211,655	10,020
	Chimera Investment Corp.	592,567	7,212
	Arbor Realty Trust Inc.	356,393	6,415
	Apollo Commercial Real Estate Finance Inc.	349,537	4,561
	Two Harbors Investment Corp.	857,175	4,337
	MFA Financial Inc.	995,479	4,042
	PennyMac Mortgage Investment Trust	245,964	3,837
	New York Mortgage Trust Inc.	956,431	3,357
	Ladder Capital Corp. Class A	279,394	3,202
	Redwood Trust Inc.	282,990	2,940
	Broadmark Realty Capital Inc.	313,734	2,717
	Ellington Financial Inc.	137,190	2,424
	Ready Capital Corp.	146,069	2,169
	Brightspire Capital Inc. Class A	211,975	1,878
	ARMOUR Residential REIT Inc.	221,543	1,801
	KKR Real Estate Finance Trust Inc.	82,143	1,764
	Invesco Mortgage Capital Inc.	776,203	1,692
	Ares Commercial Real Estate Corp.	115,435	1,691
	TPG RE Finance Trust Inc.	130,516	1,545
	Granite Point Mortgage Trust Inc.	131,598	1,477
	Dynex Capital Inc.	94,184	1,448
[1]	Orchid Island Capital Inc.	421,961	1,388
		Shares	Market Value• ($000)
	Franklin BSP Realty Trust Inc. REIT	92,274	1,218
			157,135
Thrifts & Mortgage Finance (1.0%)
	New York Community Bancorp Inc.	1,161,980	13,409
	MGIC Investment Corp.	812,389	12,332
	Essent Group Ltd.	276,149	12,200
	Radian Group Inc.	447,733	10,701
	Walker & Dunlop Inc.	76,008	10,516
	WSFS Financial Corp.	164,042	8,338
*	Mr Cooper Group Inc.	149,828	7,616
*	Axos Financial Inc.	134,174	7,345
	PennyMac Financial Services Inc.	117,872	6,807
	Flagstar Bancorp Inc.	130,650	5,955
	Washington Federal Inc.	162,746	5,791
*	NMI Holdings Inc. Class A	203,761	4,715
	Provident Financial Services Inc.	190,229	4,514
[1]	Rocket Cos. Inc. Class A	337,799	4,361
	Capitol Federal Financial Inc.	329,061	3,593
	Federal Agricultural Mortgage Corp. Class C	22,872	2,829
*	Columbia Financial Inc.	120,183	2,553
	Kearny Financial Corp.	168,087	2,220
	Northfield Bancorp Inc.	114,115	1,792
	TrustCo Bank Corp. NY	46,068	1,574
	Hingham Institution for Savings	3,854	1,387
	Merchants Bancorp	36,000	1,042
[1]	UWM Holdings Corp.	230,241	999
			132,589
Total Common Stocks (Cost $10,688,266)			12,846,073
		Face Amount ($000)
Corporate Bonds (0.0%)
Financials (0.0%)
[2]	GAMCO Investors Inc., 5.000% coupon rate effective 6/15/22 4.000%, 6/15/23 (Cost $25)	25	24

Financials Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 0.138% (Cost $30,008)	300,120	30,009
Total Investments (100.1%) (Cost $10,718,299)			12,876,106
Other Assets and Liabilities—Net (-0.1%)			(15,880)
Net Assets (100.0%)			12,860,226
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,287,000.
2	Step bond.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $25,151,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Financials Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
T Rowe Price Group Inc.	8/31/22	BANA	14,456	0.030	—	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Statement of Assets and Liabilities
As of February 28, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $10,688,291)	12,846,097
Affiliated Issuers (Cost $30,008)	30,009
Total Investments in Securities	12,876,106
Investment in Vanguard	430
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,020
Receivables for Investment Securities Sold	73,307
Receivables for Accrued Income	12,725
Receivables for Capital Shares Issued	976
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	12,964,564
Liabilities
Due to Custodian	199
Payables for Investment Securities Purchased	75,266
Collateral for Securities on Loan	25,151
Payables for Capital Shares Redeemed	3,249
Payables to Vanguard	473
Total Liabilities	104,338
Net Assets	12,860,226
At February 28, 2022, net assets consisted of:

Paid-in Capital	10,377,387
Total Distributable Earnings (Loss)	2,482,839
Net Assets	12,860,226

ETF Shares—Net Assets
Applicable to 126,103,807 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,945,529
Net Asset Value Per Share—ETF Shares	$94.73

Admiral Shares—Net Assets
Applicable to 19,267,021 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	914,697
Net Asset Value Per Share—Admiral Shares	$47.47

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends	119,600
Interest[1]	5
Securities Lending—Net	679
Total Income	120,284
Expenses
The Vanguard Group—Note B
Investment Advisory Services	632
Management and Administrative— ETF Shares	4,868
Management and Administrative— Admiral Shares	349
Marketing and Distribution— ETF Shares	182
Marketing and Distribution— Admiral Shares	27
Custodian Fees	3
Shareholders’ Reports—ETF Shares	154
Shareholders’ Reports—Admiral Shares	7
Trustees’ Fees and Expenses	3
Other Expenses	8
Total Expenses	6,233
Net Investment Income	114,051
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	452,377
Swap Contracts	(7,712)
Realized Net Gain (Loss)	444,665
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(496,227)
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	(496,227)
Net Increase (Decrease) in Net Assets Resulting from Operations	62,489
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,000, ($7,000), less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $465,349,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	114,051	193,525
Realized Net Gain (Loss)	444,665	444,462
Change in Unrealized Appreciation (Depreciation)	(496,227)	3,301,886
Net Increase (Decrease) in Net Assets Resulting from Operations	62,489	3,939,873
Distributions
ETF Shares	(126,291)	(169,520)
Admiral Shares	(9,157)	(12,270)
Total Distributions	(135,448)	(181,790)
Capital Share Transactions
ETF Shares	1,066,885	1,303,483
Admiral Shares	98,428	133,926
Net Increase (Decrease) from Capital Share Transactions	1,165,313	1,437,409
Total Increase (Decrease)	1,092,354	5,195,492
Net Assets
Beginning of Period	11,767,872	6,572,380
End of Period	12,860,226	11,767,872

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$94.79	$61.18	$67.31	$71.60	$62.26	$50.81
Investment Operations
Net Investment Income[1]	.878	1.676	1.652	1.539	1.298	1.035
Net Realized and Unrealized Gain (Loss) on Investments	.117	33.519	(6.081)	(4.338)	9.307	11.387
Total from Investment Operations	.995	35.195	(4.429)	(2.799)	10.605	12.422
Distributions
Dividends from Net Investment Income	(1.055)	(1.585)	(1.701)	(1.491)	(1.265)	(.972)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.055)	(1.585)	(1.701)	(1.491)	(1.265)	(.972)
Net Asset Value, End of Period	$94.73	$94.79	$61.18	$67.31	$71.60	$62.26
Total Return	1.05%	58.26%	-6.73%	-3.85%	17.15%	24.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,946	$10,946	$6,140	$7,222	$8,512	$6,127
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.83%	2.09%	2.53%	2.30%	1.87%	1.75%
Portfolio Turnover Rate[2]	2%	4%	5%	5%	3%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$47.51	$30.66	$33.73	$35.88	$31.20	$25.47
Investment Operations
Net Investment Income[1]	.439	.841	.828	.771	.651	.514
Net Realized and Unrealized Gain (Loss) on Investments	.049	16.803	(3.046)	(2.174)	4.663	5.704
Total from Investment Operations	.488	17.644	(2.218)	(1.403)	5.314	6.218
Distributions
Dividends from Net Investment Income	(.528)	(.794)	(.852)	(.747)	(.634)	(.488)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.528)	(.794)	(.852)	(.747)	(.634)	(.488)
Net Asset Value, End of Period	$47.47	$47.51	$30.66	$33.73	$35.88	$31.20
Total Return[2]	1.03%	58.32%	-6.70%	-3.87%	17.16%	24.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$915	$822	$432	$490	$690	$518
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.83%	2.09%	2.53%	2.30%	1.87%	1.75%
Portfolio Turnover Rate[3]	2%	4%	5%	5%	3%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Notes to Financial Statements
Vanguard Financials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Financials Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are

Financials Index Fund
amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $430,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,846,073	—	—	12,846,073
Corporate Bonds	—	24	—	24
Temporary Cash Investments	30,009	—	—	30,009
Total	12,876,082	24	—	12,876,106
Derivative Financial Instruments
Assets
Swap Contracts	—	—	—	—
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,732,935
Gross Unrealized Appreciation	2,378,262
Gross Unrealized Depreciation	(235,091)
Net Unrealized Appreciation (Depreciation)	2,143,171
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $143,547,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022;

Financials Index Fund
should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $2,597,738,000 of investment securities and sold $1,444,685,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,005,725,000 and $1,213,504,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $8,027,000 and sales were $2,652,000, resulting in net realized loss of $350,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,285,117	23,378	2,863,520	35,814
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,218,232)	(12,750)	(1,560,037)	(20,700)
Net Increase (Decrease)—ETF Shares	1,066,885	10,628	1,303,483	15,114
Admiral Shares
Issued	300,584	6,158	407,353	10,001
Issued in Lieu of Cash Distributions	7,720	162	10,077	270
Redeemed	(209,876)	(4,354)	(283,504)	(7,060)
Net Increase (Decrease)—Admiral Shares	98,428	1,966	133,926	3,211
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

Health Care Index Fund
Fund Allocation
As of February 28, 2022
Biotechnology	17.1%
Health Care Equipment & Supplies	21.7
Health Care Providers & Services	21.2
Health Care Technology	1.9
Life Sciences Tools & Services	12.9
Pharmaceuticals	25.2
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Health Care Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Biotechnology (17.0%)
	AbbVie Inc.	5,870,197	867,439
	Amgen Inc.	1,870,238	423,571
	Gilead Sciences Inc.	3,964,458	239,453
*	Regeneron Pharmaceuticals Inc.	351,039	217,068
*	Vertex Pharmaceuticals Inc.	844,191	194,181
*	Moderna Inc.	1,144,412	175,782
*	Biogen Inc.	487,745	102,919
*	Horizon Therapeutics plc	715,376	65,221
*	Alnylam Pharmaceuticals Inc.	397,219	62,701
*	Seagen Inc.	455,436	58,692
*	BioMarin Pharmaceutical Inc.	609,797	47,637
*	Exact Sciences Corp.	572,342	44,677
*	Incyte Corp.	623,470	42,583
*	Neurocrine Biosciences Inc.	315,029	28,312
*	United Therapeutics Corp.	149,496	24,846
*	Biohaven Pharmaceutical Holding Co. Ltd.	195,821	23,246
*	Intellia Therapeutics Inc.	222,455	21,990
*	Exelixis Inc.	1,050,831	21,574
*	Sarepta Therapeutics Inc.	274,821	21,054
*,1	Novavax Inc.	238,562	19,889
*	Natera Inc.	282,820	18,595
*	Arena Pharmaceuticals Inc.	193,433	18,370
*	Halozyme Therapeutics Inc.	444,089	15,752
*	Arrowhead Pharmaceuticals Inc.	329,925	14,517
*	Ultragenyx Pharmaceutical Inc.	215,171	14,485
*	Ionis Pharmaceuticals Inc.	421,779	14,079
*	Alkermes plc	537,199	13,355
*	CRISPR Therapeutics AG	203,455	12,486
*	Mirati Therapeutics Inc.	128,512	11,346
*	Blueprint Medicines Corp.	185,470	11,230
*	Apellis Pharmaceuticals Inc.	254,551	10,826
*	ACADIA Pharmaceuticals Inc.	399,682	10,156
*	BioCryst Pharmaceuticals Inc.	597,677	9,927
*	Insmed Inc.	393,444	9,403
*	Beam Therapeutics Inc.	113,267	8,874
*	Cytokinetics Inc.	250,838	8,860
*	Fate Therapeutics Inc.	253,191	8,748
*	Denali Therapeutics Inc.	263,307	8,573
*	Twist Bioscience Corp.	148,402	8,302
*	PTC Therapeutics Inc.	211,265	7,420
		Shares	Market Value• ($000)
*	Karuna Therapeutics Inc.	68,773	7,221
*	CareDx Inc.	175,954	6,753
*	Emergent BioSolutions Inc.	160,695	6,650
*	Iovance Biotherapeutics Inc.	417,969	6,550
*	Veracyte Inc.	235,138	6,537
*	Myriad Genetics Inc.	265,176	6,465
*	Sage Therapeutics Inc.	175,354	6,378
*	Amicus Therapeutics Inc.	741,316	6,034
*	Global Blood Therapeutics Inc.	192,936	5,827
*	Ligand Pharmaceuticals Inc.	55,402	5,608
*	Ironwood Pharmaceuticals Inc. Class A	517,313	5,566
*	Vir Biotechnology Inc.	217,806	5,487
*	Xencor Inc.	175,096	5,482
*	Vericel Corp.	132,684	5,468
*	Agios Pharmaceuticals Inc.	162,732	5,066
*	Travere Thrapeutics Inc.	183,223	4,995
*	ChemoCentryx Inc.	162,876	4,942
*	Dynavax Technologies Corp.	398,548	4,886
*	Arcus Biosciences Inc.	128,444	4,778
*	OPKO Health Inc.	1,465,864	4,588
*	Aurinia Pharmaceuticals Inc.	366,266	4,505
*	Turning Point Therapeutics Inc.	140,398	4,445
*	Xenon Pharmaceuticals Inc.	137,273	4,352
*	Enanta Pharmaceuticals Inc.	60,840	4,284
*	IVERIC bio Inc.	266,725	4,278
*	Avid Bioservices Inc.	204,863	4,196
*	TG Therapeutics Inc.	401,235	3,960
*	Editas Medicine Inc. Class A	228,469	3,911
*	FibroGen Inc.	277,673	3,907
*	Cerevel Therapeutics Holdings Inc.	146,942	3,890
*	ImmunoGen Inc.	673,854	3,801
*	Zentalis Pharmaceuticals Inc.	75,299	3,757
*	Prothena Corp. plc	108,446	3,752
*	Kymera Therapeutics Inc.	93,715	3,726
*	SpringWorks Therapeutics Inc.	65,808	3,724
*	Celldex Therapeutics Inc.	124,321	3,717
*	Krystal Biotech Inc.	58,219	3,700
*	Relay Therapeutics Inc.	143,980	3,471
*	Protagonist Therapeutics Inc.	142,828	3,468
*	Atara Biotherapeutics Inc.	250,431	3,218
		Shares	Market Value• ($000)
*	Madrigal Pharmaceuticals Inc.	34,133	3,169
*	REVOLUTION Medicines Inc.	160,194	3,031
*	Kura Oncology Inc.	188,599	2,993
*	REGENXBIO Inc.	107,191	2,809
*	Alector Inc.	176,678	2,799
*	Anavex Life Sciences Corp.	241,839	2,651
*	Merus NV	91,806	2,579
*,1	Sorrento Therapeutics Inc.	968,371	2,450
*	Morphic Holding Inc.	60,995	2,431
*	Coherus Biosciences Inc.	205,183	2,419
*	Allogene Therapeutics Inc.	262,722	2,404
*	Sangamo Therapeutics Inc.	409,304	2,394
*	Keros Therapeutics Inc.	43,212	2,320
*,1	Ocugen Inc.	658,294	2,317
*	Rocket Pharmaceuticals Inc.	128,833	2,294
*	Heron Therapeutics Inc.	319,543	2,269
*,1	Inovio Pharmaceuticals Inc.	695,114	2,252
*	Crinetics Pharmaceuticals Inc.	110,709	2,216
*	Vanda Pharmaceuticals Inc.	186,610	2,120
*	MannKind Corp.	799,825	2,096
*	Syndax Pharmaceuticals Inc.	131,712	2,053
*	Avidity Biosciences Inc.	117,252	1,989
*	UniQure NV	113,998	1,937
*	Agenus Inc.	684,546	1,848
*	Seres Therapeutics Inc.	226,567	1,813
*	Verve Therapeutics Inc.	55,458	1,811
*	AnaptysBio Inc.	58,754	1,796
*,1	ImmunityBio Inc.	261,387	1,788
*	Eagle Pharmaceuticals Inc.	36,492	1,729
*	iTeos Therapeutics Inc.	46,512	1,680
*	Prometheus Biosciences Inc.	38,478	1,675
*,1	Myovant Sciences Ltd.	124,673	1,673
*	Arcturus Therapeutics Holdings Inc.	69,172	1,658
*	Vaxcyte Inc.	70,940	1,644
*	Anika Therapeutics Inc.	47,639	1,548
*	Bridgebio Pharma Inc.	197,015	1,537
*	MacroGenics Inc.	161,339	1,509
*	Gossamer Bio Inc.	166,533	1,504
*	Arcutis Biotherapeutics Inc.	82,920	1,476
*,1	Recursion Pharmaceuticals Inc. Class A	131,237	1,437
*	Rigel Pharmaceuticals Inc.	566,774	1,423
*	Bluebird Bio Inc.	234,082	1,414

Health Care Index Fund
		Shares	Market Value• ($000)
*	Scholar Rock Holding Corp.	77,460	1,348
*	Rapt Therapeutics Inc.	63,477	1,270
*	MiMedx Group Inc.	241,104	1,218
*,1	Intercept Pharmaceuticals Inc.	84,086	1,199
*	Bioxcel Therapeutics Inc.	64,977	1,190
*	Zymeworks Inc.	164,219	1,189
*	Ideaya Biosciences Inc.	88,679	1,171
*	2seventy bio Inc.	77,833	1,155
*	Replimune Group Inc.	69,944	1,122
*	Radius Health Inc.	131,319	1,093
*	4D Molecular Therapeutics Inc.	79,643	1,091
*	Nurix Therapeutics Inc.	65,365	1,057
*	Allovir Inc.	116,917	1,052
*,1	G1 Therapeutics Inc.	97,576	1,035
*	MeiraGTx Holdings plc	72,183	1,034
*	Deciphera Pharmaceuticals Inc.	133,617	1,030
*	Praxis Precision Medicines Inc.	74,400	975
*	Sutro Biopharma Inc.	107,393	958
*	Akero Therapeutics Inc.	51,062	905
*	C4 Therapeutics Inc.	39,952	896
*	Rhythm Pharmaceuticals Inc.	116,781	890
*	Kiniksa Pharmaceuticals Ltd. Class A	86,612	887
*	Kodiak Sciences Inc.	102,200	883
*,1	VBI Vaccines Inc.	588,495	877
*,1	Repare Therapeutics Inc.	54,202	871
*	Mersana Therapeutics Inc.	189,702	833
*	Stoke Therapeutics Inc.	42,012	819
*	Spero Therapeutics Inc.	84,952	816
*	Sana Biotechnology Inc.	124,050	801
*	Y-mAbs Therapeutics Inc.	86,674	790
*	Organogenesis Holdings Inc. Class A	104,838	780
*	Immunovant Inc.	132,840	741
*	Dermtech Inc.	57,871	740
*	Viridian Therapeutics Inc.	39,995	723
*	Cullinan Oncology Inc.	50,303	721
*	Precigen Inc.	307,465	692
*	Precision BioSciences Inc.	160,019	680
*	Inhibrx Inc.	31,018	667
*	Rubius Therapeutics Inc.	132,674	662
*	ORIC Pharmaceuticals Inc.	84,319	654
*	Dyne Therapeutics Inc.	75,679	649
*	Generation Bio Co.	123,091	630
*	Allakos Inc.	106,779	597
*	PMV Pharmaceuticals Inc.	36,729	582
*,1	Monte Rosa Therapeutics Inc.	38,297	549
*	Forma Therapeutics Holdings Inc.	54,812	540
*,1	Century Therapeutics Inc.	35,930	507
*	ALX Oncology Holdings Inc.	26,827	486
*	BioAtla Inc.	71,283	462
*	Lexicon Pharmaceuticals Inc.	206,639	428
*	IGM Biosciences Inc.	25,504	425
		Shares	Market Value• ($000)
*	Kronos Bio Inc.	55,105	415
*	Annexon Inc.	75,846	368
*	Prelude Therapeutics Inc.	41,140	363
*	Taysha Gene Therapies Inc.	55,741	355
*	Nkarta Inc.	38,005	344
*	Cogent Biosciences Inc.	52,685	312
*	Kinnate Biopharma Inc.	35,501	276
*	Applied Molecular Transport Inc.	37,978	249
*	Shattuck Labs Inc.	47,835	239
*,1	Cortexyme Inc.	54,054	235
*	Aligos Therapeutics Inc.	83,763	203
*	Olema Pharmaceuticals Inc.	32,489	152
*,2	Alder Biopharmaceuticals CVR	157,578	139
*,2	PDL BioPharma Inc.	311,327	—
*,2	Progenics Pharmaceuticals Inc. CVR	215,826	—
*	Geron Corp. Warrant Exp. 12/31/25	152,449	—
*	Advaxis Inc. Warrants Exp. 9/11/24	7,710	—
*,2	Prevail Therapeutics Inc. CVR	78	—
			3,265,457
Health Care Equipment & Supplies (21.7%)
	Abbott Laboratories	5,871,531	708,224
	Medtronic plc	4,465,348	468,817
*	Intuitive Surgical Inc.	1,185,291	344,126
	Stryker Corp.	1,127,282	296,870
	Becton Dickinson and Co.	943,069	255,836
*	Edwards Lifesciences Corp.	2,073,029	232,946
*	Boston Scientific Corp.	4,731,545	208,992
*	IDEXX Laboratories Inc.	281,545	149,881
	Baxter International Inc.	1,662,317	141,247
*	DexCom Inc.	321,856	133,219
*	Align Technology Inc.	248,737	127,219
	ResMed Inc.	483,849	119,390
	Zimmer Biomet Holdings Inc.	693,798	88,244
	STERIS plc	332,067	79,696
	Cooper Cos. Inc.	163,658	66,939
*	Insulet Corp.	229,030	60,622
*	Hologic Inc.	834,818	59,414
	Teleflex Inc.	155,601	52,330
*	ABIOMED Inc.	151,097	46,952
	DENTSPLY SIRONA Inc.	725,640	39,286
*	Masimo Corp.	174,196	27,427
*	Penumbra Inc.	117,904	26,144
*	Envista Holdings Corp.	535,809	25,719
*	Novocure Ltd.	310,476	25,416
*	Tandem Diabetes Care Inc.	211,056	23,771
*	Shockwave Medical Inc.	105,545	18,706
*	Globus Medical Inc. Class A	262,396	18,452
*	Integra LifeSciences Holdings Corp.	239,380	16,053
*	ICU Medical Inc.	67,065	15,876
	CONMED Corp.	97,109	14,193
*	LivaNova plc	176,654	13,924
*	Quidel Corp.	124,397	13,160
*	Neogen Corp.	357,475	12,762
		Shares	Market Value• ($000)
*	iRhythm Technologies Inc.	97,532	12,608
*	Merit Medical Systems Inc.	168,616	10,965
*	Lantheus Holdings Inc.	224,754	10,748
*	AtriCure Inc.	145,086	10,076
*	STAAR Surgical Co.	126,523	10,036
*	Haemonetics Corp.	169,956	9,808
*	NuVasive Inc.	171,590	9,286
*	Integer Holdings Corp.	109,670	9,198
*	Glaukos Corp.	155,833	8,619
*	Nevro Corp.	109,890	7,879
*	Ortho Clinical Diagnostics Holdings plc Class H	393,639	6,964
*	Axonics Inc.	115,505	6,556
*	Inari Medical Inc.	66,825	5,879
*	Outset Medical Inc.	133,095	5,852
*	Avanos Medical Inc.	159,463	5,643
*	Heska Corp.	33,744	4,792
	Mesa Laboratories Inc.	17,442	4,453
*	CryoPort Inc.	122,399	4,202
*	Figs Inc. Class A	252,240	4,144
*	Silk Road Medical Inc.	109,646	4,071
*	Establishment Labs Holdings Inc.	63,887	3,861
*	Meridian Bioscience Inc.	136,610	3,456
	Atrion Corp.	4,780	3,420
*	Cerus Corp.	570,642	3,350
*	Natus Medical Inc.	112,759	3,137
	LeMaitre Vascular Inc.	65,370	3,103
*	Varex Imaging Corp.	130,141	3,077
*	AngioDynamics Inc.	129,509	3,047
*	Intersect ENT Inc.	105,696	2,875
*	Cardiovascular Systems Inc.	135,193	2,847
*	Artivion Inc.	131,941	2,579
*	OrthoPediatrics Corp.	45,561	2,554
*	Alphatec Holdings Inc.	214,707	2,366
*	Inogen Inc.	64,159	2,239
*	Orthofix Medical Inc.	65,879	2,239
*	Surmodics Inc.	46,010	2,065
*	BioLife Solutions Inc.	83,406	1,960
*	SI-BONE Inc.	88,846	1,960
*	Cutera Inc.	50,746	1,947
*	Butterfly Network Inc.	370,073	1,906
*	OraSure Technologies Inc.	241,436	1,883
*	ViewRay Inc.	442,107	1,839
*	Pulmonx Corp.	67,081	1,762
*	TransMedics Group Inc.	81,818	1,515
*	Tactile Systems Technology Inc.	64,645	1,316
*	Axogen Inc.	128,737	1,202
*	Treace Medical Concepts Inc.	52,376	1,128
*	Vapotherm Inc.	51,415	781
*,1	SmileDirectClub Inc.	351,570	770
			4,149,816
Health Care Providers & Services (21.2%)
	UnitedHealth Group Inc.	3,127,419	1,488,245
	CVS Health Corp.	4,383,192	454,318
	Anthem Inc.	805,950	364,168
	Cigna Corp.	1,100,498	261,676
	HCA Healthcare Inc.	826,158	206,796
	Humana Inc.	426,797	185,366
*	Centene Corp.	1,937,670	160,090
	McKesson Corp.	506,887	139,374
*	Laboratory Corp. of America Holdings	317,747	86,192

Health Care Index Fund
		Shares	Market Value• ($000)
	AmerisourceBergen Corp. Class A	518,180	73,856
*	Molina Healthcare Inc.	193,979	59,526
	Quest Diagnostics Inc.	407,302	53,467
	Cardinal Health Inc.	935,516	50,527
*	Henry Schein Inc.	460,159	39,749
	Universal Health Services Inc. Class B	242,709	34,933
*	Tenet Healthcare Corp.	302,187	25,985
*	DaVita Inc.	219,928	24,801
	Chemed Corp.	51,112	24,446
	Encompass Health Corp.	330,018	21,788
*	Guardant Health Inc.	287,051	19,023
*	Amedisys Inc.	108,299	17,354
*	AMN Healthcare Services Inc.	157,053	16,670
*	Acadia Healthcare Co. Inc.	284,080	16,110
*	HealthEquity Inc.	276,989	14,877
	Ensign Group Inc.	174,394	14,656
	Premier Inc. Class A	404,161	14,526
*	LHC Group Inc.	99,994	13,616
*	R1 RCM Inc.	414,088	11,259
*	Option Care Health Inc.	417,894	10,740
	Owens & Minor Inc.	237,805	10,499
	Patterson Cos. Inc.	291,097	8,704
	Select Medical Holdings Corp.	357,120	8,267
*	Invitae Corp.	677,438	7,310
*	Progyny Inc.	180,308	7,097
*	Oak Street Health Inc.	360,572	6,314
*	Surgery Partners Inc.	117,647	6,149
*	Covetrus Inc.	343,479	6,086
*	MEDNAX Inc.	257,890	6,053
*	1Life Healthcare Inc.	508,238	5,494
*	Privia Health Group Inc.	203,631	5,241
*	CorVel Corp.	32,513	5,172
*	ModivCare Inc.	41,896	4,944
*	Apollo Medical Holdings Inc.	101,387	4,879
*	AdaptHealth Corp. Class A	261,367	4,556
*	Addus HomeCare Corp.	53,152	4,520
*	Brookdale Senior Living Inc.	614,359	4,227
*,1	Fulgent Genetics Inc.	64,834	4,039
	US Physical Therapy Inc.	42,589	3,917
*	Community Health Systems Inc.	370,854	3,898
*	RadNet Inc.	151,966	3,749
*	Tivity Health Inc.	132,098	3,604
*	Cano Health Inc.	600,310	2,923
*	Castle Biosciences Inc.	67,505	2,922
	National HealthCare Corp.	43,226	2,811
*	Cross Country Healthcare Inc.	119,941	2,678
*,1	Clover Health Investments Corp. Class A	981,287	2,669
*	Hanger Inc.	127,495	2,310
*	Accolade Inc.	122,750	2,207
*	Apria Inc.	58,247	2,175
*	Joint Corp.	48,401	1,984
*	Agiliti Inc.	107,621	1,938
*	PetIQ Inc. Class A	82,020	1,627
*	Pennant Group Inc.	91,788	1,492
*	23andMe Holding Co. Class A	310,606	1,388
*,1	Hims & Hers Health Inc.	257,348	1,343
		Shares	Market Value• ($000)
*	Signify Health Inc. Class A	87,220	1,225
*	CareMax Inc.	160,595	930
*	Aveanna Healthcare Holdings Inc.	152,316	800
*	ATI Physical Therapy Inc.	205,894	404
			4,062,679
Health Care Technology (1.9%)
*	Veeva Systems Inc. Class A	460,320	105,436
	Cerner Corp.	976,437	91,053
*	Teladoc Health Inc.	478,560	36,328
*	Inspire Medical Systems Inc.	90,893	22,183
*	Omnicell Inc.	145,809	18,850
*	Change Healthcare Inc.	773,107	16,560
*	Doximity Inc. Class A	153,579	9,422
*	Evolent Health Inc. Class A	296,997	7,915
*	Allscripts Healthcare Solutions Inc.	406,560	7,912
*	Certara Inc.	291,821	7,395
*	GoodRx Holdings Inc. Class A	214,554	5,879
*	Schrodinger Inc.	163,371	5,679
*	Phreesia Inc.	151,431	4,663
*	Health Catalyst Inc.	147,024	3,987
*	NextGen Healthcare Inc.	192,246	3,755
*	OptimizeRx Corp.	53,440	2,420
	Simulations Plus Inc.	53,424	2,104
*	HealthStream Inc.	82,558	1,692
*	Multiplan Corp.	424,849	1,597
*	American Well Corp. Class A	191,075	808
*	Tabula Rasa HealthCare Inc.	77,904	444
			356,082
Life Sciences Tools & Services (12.9%)
	Thermo Fisher Scientific Inc.	1,308,460	711,802
	Danaher Corp.	2,135,508	586,005
*	Illumina Inc.	493,058	161,033
*	IQVIA Holdings Inc.	634,279	145,960
	Agilent Technologies Inc.	1,002,668	130,708
*	Mettler-Toledo International Inc.	76,315	107,508
	West Pharmaceutical Services Inc.	246,007	95,224
	PerkinElmer Inc.	377,148	67,740
*	Waters Corp.	202,625	64,177
*	Avantor Inc.	1,821,554	63,190
	Bio-Techne Corp.	130,516	54,740
*	Charles River Laboratories International Inc.	167,596	48,797
*	Bio-Rad Laboratories Inc. Class A	74,218	46,457
*	Repligen Corp.	174,519	34,328
*	Syneos Health Inc.	344,412	27,277
	Bruker Corp.	352,537	24,808
*	10X Genomics Inc. Class A	258,638	21,071
*	Medpace Holdings Inc.	95,560	14,618
*	Maravai LifeSciences Holdings Inc. Class A	371,131	14,500
*	Pacific Biosciences of California Inc.	696,815	8,306
*	NeoGenomics Inc.	387,647	8,300
*	Sotera Health Co.	282,334	6,175
		Shares	Market Value• ($000)
*	NanoString Technologies Inc.	151,997	5,390
*	Adaptive Biotechnologies Corp.	304,784	4,398
*	Codexis Inc.	194,364	3,874
*	Quanterix Corp.	97,195	3,279
*,1	Bionano Genomics Inc.	962,675	2,060
*	Seer Inc. Class A	102,923	1,577
*	Personalis Inc.	109,730	1,152
*,1	Quantum-Si Inc.	269,558	1,121
*	Nautilus Biotechnology Inc.	103,402	414
*	Alpha Teknova Inc.	23,186	394
			2,466,383
Pharmaceuticals (25.2%)
	Johnson & Johnson	8,741,237	1,438,545
	Pfizer Inc.	18,637,975	874,867
	Eli Lilly & Co.	2,699,924	674,846
	Merck & Co. Inc.	8,387,102	642,284
	Bristol-Myers Squibb Co.	7,369,817	506,085
	Zoetis Inc.	1,570,947	304,214
*	Catalent Inc.	568,354	57,995
	Royalty Pharma plc Class A	1,140,899	44,792
	Viatris Inc.	4,014,831	44,203
*	Elanco Animal Health Inc. (XNYS)	1,413,608	40,161
	Organon & Co.	841,281	31,405
*	Jazz Pharmaceuticals plc	204,067	28,043
	Perrigo Co. plc	444,346	15,783
*	Intra-Cellular Therapies Inc.	271,705	15,074
*	Prestige Consumer Healthcare Inc.	166,364	9,904
*	Pacira BioSciences Inc.	147,514	9,838
*,1	Tilray Brands Inc.	1,542,050	9,407
*	Arvinas Inc.	131,770	8,540
*	Corcept Therapeutics Inc.	363,534	8,103
*	Nektar Therapeutics Class A	610,838	6,255
*	Supernus Pharmaceuticals Inc.	176,654	5,644
*,1	Cassava Sciences Inc.	126,499	5,377
*	Zogenix Inc.	167,457	4,397
*	Innoviva Inc.	208,646	4,008
*	Amphastar Pharmaceuticals Inc.	127,773	3,541
*	Revance Therapeutics Inc.	226,547	3,074
*	Reata Pharmaceuticals Inc. Class A	88,135	2,886
*	Endo International plc	770,054	2,395
*	Harmony Biosciences Holdings Inc.	58,654	2,344
*	Axsome Therapeutics Inc.	81,457	2,290
*	Collegium Pharmaceutical Inc.	103,260	2,010
*	Antares Pharma Inc.	531,149	1,859
*	Theravance Biopharma Inc.	181,206	1,825
*	Nuvation Bio Inc.	357,608	1,810
*	NGM Biopharmaceuticals Inc.	102,705	1,526
*	Cara Therapeutics Inc.	142,453	1,477

Health Care Index Fund
		Shares	Market Value• ($000)
*	Amneal Pharmaceuticals Inc.	320,260	1,451
	Phibro Animal Health Corp. Class A	67,721	1,442
*	Ocular Therapeutix Inc.	240,192	1,340
*,1	Oramed Pharmaceuticals Inc.	120,518	1,241
*	Aerie Pharmaceuticals Inc.	148,806	1,235
*	Fulcrum Therapeutics Inc.	89,073	980
*	SIGA Technologies Inc.	150,523	903
*	Phathom Pharmaceuticals Inc.	45,992	834
*	Edgewise Therapeutics Inc.	32,595	384
*	Pliant Therapeutics Inc.	42,336	380
*	Atea Pharmaceuticals Inc.	54,150	343
			4,827,340
Total Common Stocks (Cost $14,515,370)			19,127,757
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 0.138% (Cost $52,687)	526,997	52,695
Total Investments (100.2%) (Cost $14,568,057)			19,180,452
Other Assets and Liabilities—Net (-0.2%)			(29,577)
Net Assets (100.0%)			19,150,875
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $48,820,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $53,534,000 was received for securities on loan, of which $52,694,000 is held in Vanguard Market Liquidity Fund and $840,000 is held in cash.
CVR—Contingent Value Rights.

Health Care Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Gilead Sciences Inc.	8/31/22	BANA	12,080	(0.070)	—	(1)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Statement of Assets and Liabilities
As of February 28, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $14,515,370)	19,127,757
Affiliated Issuers (Cost $52,687)	52,695
Total Investments in Securities	19,180,452
Investment in Vanguard	648
Cash	840
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,380
Receivables for Investment Securities Sold	41,873
Receivables for Accrued Income	25,765
Receivables for Capital Shares Issued	8,676
Total Assets	19,259,634
Liabilities
Due to Custodian	3,417
Payables for Investment Securities Purchased	49,909
Collateral for Securities on Loan	53,534
Payables for Capital Shares Redeemed	1,223
Payables to Vanguard	675
Unrealized Depreciation—Over-the-Counter Swap Contracts	1
Total Liabilities	108,759
Net Assets	19,150,875
At February 28, 2022, net assets consisted of:

Paid-in Capital	14,393,956
Total Distributable Earnings (Loss)	4,756,919
Net Assets	19,150,875

ETF Shares—Net Assets
Applicable to 67,162,531 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,327,361
Net Asset Value Per Share—ETF Shares	$243.10

Admiral Shares—Net Assets
Applicable to 23,218,553 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,823,514
Net Asset Value Per Share—Admiral Shares	$121.61

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends	128,758
Interest[1]	2
Securities Lending—Net	442
Total Income	129,202
Expenses
The Vanguard Group—Note B
Investment Advisory Services	750
Management and Administrative— ETF Shares	7,084
Management and Administrative— Admiral Shares	1,216
Marketing and Distribution— ETF Shares	236
Marketing and Distribution— Admiral Shares	82
Custodian Fees	56
Shareholders’ Reports—ETF Shares	210
Shareholders’ Reports—Admiral Shares	16
Trustees’ Fees and Expenses	5
Other Expenses	8
Total Expenses	9,663
Net Investment Income	119,539
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	483,189
Swap Contracts	(2,196)
Realized Net Gain (Loss)	480,993
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,950,950)
Swap Contracts	(1)
Change in Unrealized Appreciation (Depreciation)	(1,950,951)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,350,419)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, ($6,000), less than $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $515,431,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	119,539	201,690
Realized Net Gain (Loss)	480,993	644,001
Change in Unrealized Appreciation (Depreciation)	(1,950,951)	3,189,757
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,350,419)	4,035,448
Distributions
ETF Shares	(111,710)	(168,926)
Admiral Shares	(19,441)	(27,075)
Total Distributions	(131,151)	(196,001)
Capital Share Transactions
ETF Shares	693,741	1,879,063
Admiral Shares	73,024	746,601
Net Increase (Decrease) from Capital Share Transactions	766,765	2,625,664
Total Increase (Decrease)	(714,805)	6,465,111
Net Assets
Beginning of Period	19,865,680	13,400,569
End of Period	19,150,875	19,865,680

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$262.41	$207.65	$169.74	$177.07	$151.13	$133.25
Investment Operations
Net Investment Income[1]	1.551	2.893	2.702	3.600[2]	2.194	1.994
Net Realized and Unrealized Gain (Loss) on Investments	(19.150)	54.714	37.758	(7.457)	25.846	17.846
Total from Investment Operations	(17.599)	57.607	40.460	(3.857)	28.040	19.840
Distributions
Dividends from Net Investment Income	(1.711)	(2.846)	(2.550)	(3.473)	(2.100)	(1.960)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.711)	(2.846)	(2.550)	(3.473)	(2.100)	(1.960)
Net Asset Value, End of Period	$243.10	$262.41	$207.65	$169.74	$177.07	$151.13
Total Return	-6.74%	27.99%	24.05%	-2.22%	18.75%	15.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,327	$16,894	$11,724	$8,899	$8,594	$7,002
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.24%	1.25%	1.45%	2.12%[2]	1.38%	1.46%
Portfolio Turnover Rate[3]	1%	5%	7%	5%	6%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $1.132 and 0.67%, respectively, resulting from a cash payment received in connection with the merger of Cigna Corp. and Express Scripts Holding Co. in December 2018.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Health Care Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$131.26	$103.87	$84.91	$88.57	$75.60	$66.65
Investment Operations
Net Investment Income[1]	.776	1.450	1.351	1.804[2]	1.101	.996
Net Realized and Unrealized Gain (Loss) on Investments	(9.571)	27.365	18.884	(3.727)	12.920	8.934
Total from Investment Operations	(8.795)	28.815	20.235	(1.923)	14.021	9.930
Distributions
Dividends from Net Investment Income	(.855)	(1.425)	(1.275)	(1.737)	(1.051)	(.980)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.855)	(1.425)	(1.275)	(1.737)	(1.051)	(.980)
Net Asset Value, End of Period	$121.61	$131.26	$103.87	$84.91	$88.57	$75.60
Total Return[3]	-6.73%	28.01%	24.06%	-2.21%	18.74%	15.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,824	$2,972	$1,676	$1,316	$1,248	$924
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.24%	1.25%	1.45%	2.12%[2]	1.38%	1.46%
Portfolio Turnover Rate[4]	1%	5%	7%	5%	6%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.566 and 0.67%, respectively, resulting from a cash payment received in connection with the merger of Cigna Corp. and Express Scripts Holding Co. in December 2018.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Notes to Financial Statements
Vanguard Health Care Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

Health Care Index Fund
after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of

Health Care Index Fund
trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $648,000, representing less than 0.01% of the fund’s net assets and 0.26% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	19,127,618	—	139	19,127,757
Temporary Cash Investments	52,695	—	—	52,695
Total	19,180,313	—	139	19,180,452
Derivative Financial Instruments
Liabilities
Swap Contracts	—	1	—	1
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	14,595,003
Gross Unrealized Appreciation	5,343,683
Gross Unrealized Depreciation	(758,234)
Net Unrealized Appreciation (Depreciation)	4,585,449
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $361,010,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $1,982,400,000 of investment securities and sold $1,233,741,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,544,691,000 and $945,876,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of

Health Care Index Fund
trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $270,000 and sales were $12,705,000, resulting in net realized loss of $8,825,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,642,180	6,585	3,403,429	14,615
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(948,439)	(3,800)	(1,524,366)	(6,700)
Net Increase (Decrease)—ETF Shares	693,741	2,785	1,879,063	7,915
Admiral Shares
Issued	294,565	2,331	1,140,545	9,947
Issued in Lieu of Cash Distributions	16,742	132	23,652	212
Redeemed	(238,283)	(1,887)	(417,596)	(3,652)
Net Increase (Decrease)—Admiral Shares	73,024	576	746,601	6,507
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

Industrials Index Fund
Fund Allocation
As of February 28, 2022
Aerospace & Defense	17.5%
Air Freight & Logistics	6.5
Airlines	2.5
Building Products	6.8
Capital Markets	1.0
Commercial Services & Supplies	6.5
Construction & Engineering	2.0
Electrical Equipment	7.3
Industrial Conglomerates	9.3
Machinery	19.4
Marine	0.2
Professional Services	5.8
Road & Rail	11.6
Trading Companies & Distributors	3.6
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Industrials Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Aerospace & Defense (17.4%)
	Raytheon Technologies Corp.	1,849,870	189,982
*	Boeing Co.	689,988	141,682
	Lockheed Martin Corp.	306,767	133,076
	Northrop Grumman Corp.	186,150	82,304
	General Dynamics Corp.	293,330	68,771
	L3Harris Technologies Inc.	218,535	55,139
*	TransDigm Group Inc.	64,862	43,236
	Textron Inc.	272,421	19,922
	Howmet Aerospace Inc.	475,142	17,067
*	Axon Enterprise Inc.	84,571	11,861
	HEICO Corp. Class A	90,817	11,163
	Huntington Ingalls Industries Inc.	49,498	10,117
	Woodward Inc.	74,045	9,228
	HEICO Corp.	53,171	7,843
	Curtiss-Wright Corp.	48,501	7,155
	Spirit AeroSystems Holdings Inc. Class A	129,788	6,489
	BWX Technologies Inc.	113,909	6,085
	Hexcel Corp.	103,439	5,989
*	Mercury Systems Inc.	70,124	4,223
	Aerojet Rocketdyne Holdings Inc.	84,777	3,285
*	Kratos Defense & Security Solutions Inc.	153,546	3,212
	Moog Inc. Class A	36,213	3,010
	Maxar Technologies Inc.	90,136	2,924
*,1	Virgin Galactic Holdings Inc.	240,420	2,327
*	AeroVironment Inc.	29,288	2,081
*	Triumph Group Inc.	79,618	1,994
*	AAR Corp.	41,632	1,871
	Kaman Corp.	31,088	1,350
*	Parsons Corp.	31,414	1,089
*	Ducommun Inc.	13,205	667
*	Vectrus Inc.	14,413	661
	National Presto Industries Inc.	6,619	526
			856,329
Air Freight & Logistics (6.5%)
	United Parcel Service Inc. Class B	901,157	189,621
	FedEx Corp.	311,884	69,323
	Expeditors International of Washington Inc.	209,373	21,641
	CH Robinson Worldwide Inc.	160,666	15,533
*	GXO Logistics Inc.	127,387	10,692
*	Hub Group Inc. Class A	41,946	3,540
	Forward Air Corp.	33,311	3,437
*	Atlas Air Worldwide Holdings Inc.	35,955	2,817
*	Air Transport Services Group Inc.	73,598	2,319
			318,923
		Shares	Market Value• ($000)
Airlines (2.5%)
*	Southwest Airlines Co.	731,639	32,046
*	Delta Air Lines Inc.	791,224	31,586
*	United Airlines Holdings Inc.	400,011	17,760
*	American Airlines Group Inc.	799,746	13,796
*	Alaska Air Group Inc.	154,702	8,685
*	JetBlue Airways Corp.	392,485	5,993
*	Spirit Airlines Inc.	134,278	3,368
*	Allegiant Travel Co.	19,009	3,309
*	SkyWest Inc.	62,708	1,763
*	Hawaiian Holdings Inc.	62,888	1,206
*,1	Frontier Group Holdings Inc.	54,336	700
*	Sun Country Airlines Holdings Inc.	24,504	663
*	Blade Air Mobility Inc.	47,629	357
			121,232
Building Products (6.8%)
	Johnson Controls International plc	870,541	56,550
	Carrier Global Corp.	1,017,470	45,664
	Trane Technologies plc	293,573	45,190
*	Builders FirstSource Inc.	236,714	17,616
	Masco Corp.	301,713	16,908
	Carlisle Cos. Inc.	64,630	15,343
	Fortune Brands Home & Security Inc.	167,749	14,577
*	Trex Co. Inc.	142,244	13,064
	Allegion plc	110,780	12,687
	Owens Corning	124,193	11,574
	A O Smith Corp.	164,751	11,299
	Lennox International Inc.	40,712	10,867
	Advanced Drainage Systems Inc.	66,015	7,705
	UFP Industries Inc.	76,449	6,556
	Simpson Manufacturing Co. Inc.	53,666	6,360
	Armstrong World Industries Inc.	58,636	5,183
	Zurn Water Solutions Corp.	150,191	4,884
*	Resideo Technologies Inc.	169,532	4,364
*	AZEK Co. Inc. Class A	115,297	3,400
	AAON Inc.	51,762	3,031
*	Masonite International Corp.	27,879	2,630
*	JELD-WEN Holding Inc.	113,105	2,610
	CSW Industrials Inc.	18,632	2,242
*	Gibraltar Industries Inc.	40,581	1,961
*	PGT Innovations Inc.	73,515	1,581
	Apogee Enterprises Inc.	31,020	1,398
	Griffon Corp.	59,938	1,382
*	Cornerstone Building Brands Inc.	62,106	1,371
*	American Woodmark Corp.	20,510	1,099
	Quanex Building Products Corp.	41,027	938
	Insteel Industries Inc.	24,138	896
		Shares	Market Value• ($000)
*	Janus International Group Inc.	90,363	870
*,1	View Inc.	68,600	166
			331,966
Capital Markets (1.0%)
	S&P Global Inc.	133,332	50,093
Commercial Services & Supplies (6.5%)
	Waste Management Inc.	517,033	74,660
	Cintas Corp.	115,005	43,164
	Waste Connections Inc. (XTSE)	321,959	39,759
	Republic Services Inc. Class A	274,354	32,999
*	Copart Inc.	263,835	32,420
	Tetra Tech Inc.	66,581	10,571
	Rollins Inc.	273,537	8,925
*	Stericycle Inc.	113,421	6,619
	MSA Safety Inc.	46,059	6,407
*	IAA Inc.	166,648	6,123
*	Clean Harbors Inc.	63,843	6,092
*	Casella Waste Systems Inc. Class A	62,386	4,704
	Brink's Co.	60,728	4,255
	ABM Industries Inc.	83,192	3,729
	MillerKnoll Inc.	93,569	3,638
	UniFirst Corp.	18,856	3,418
*	KAR Auction Services Inc.	150,223	2,773
	Brady Corp. Class A	59,496	2,742
	HNI Corp.	53,560	2,179
*	US Ecology Inc.	38,955	1,848
*	Driven Brands Holdings Inc.	62,449	1,834
	Deluxe Corp.	52,997	1,649
	Healthcare Services Group Inc.	91,307	1,444
*	ACV Auctions Inc. Class A	108,960	1,437
	ADT Inc.	191,111	1,397
*	Montrose Environmental Group Inc.	30,916	1,364
*	CoreCivic Inc.	148,942	1,357
*	Cimpress plc	20,917	1,318
	Matthews International Corp. Class A	38,895	1,290
	Steelcase Inc. Class A	103,400	1,258
*	Harsco Corp.	98,455	1,173
	Pitney Bowes Inc.	215,207	1,072
	ACCO Brands Corp.	119,075	1,024
	Interface Inc. Class A	72,746	949
	GEO Group Inc.	153,210	913
*	Viad Corp.	25,113	877
*	SP Plus Corp.	28,873	862
*	BrightView Holdings Inc.	52,575	710
	VSE Corp.	13,445	641
*	Heritage-Crystal Clean Inc.	19,029	534
			320,128
Construction & Engineering (2.0%)
	Quanta Services Inc.	176,058	19,180
	AECOM	166,947	12,130

Industrials Index Fund
		Shares	Market Value• ($000)
	EMCOR Group Inc.	65,941	7,619
*	WillScot Mobile Mini Holdings Corp.	206,857	7,350
	MDU Resources Group Inc.	249,366	6,676
*	MasTec Inc.	73,582	5,795
	Valmont Industries Inc.	26,279	5,688
*	API Group Corp.	194,036	4,185
	Comfort Systems USA Inc.	44,518	3,828
*	Fluor Corp.	175,172	3,794
*	Dycom Industries Inc.	37,279	3,246
	Arcosa Inc.	59,809	3,150
*	Ameresco Inc. Class A	33,248	2,136
*	MYR Group Inc.	20,810	1,868
	Primoris Services Corp.	66,626	1,757
*	NV5 Global Inc.	16,197	1,737
	Granite Construction Inc.	56,293	1,704
*	Construction Partners Inc. Class A	42,665	1,142
*	Great Lakes Dredge & Dock Corp.	80,399	1,135
*	Sterling Construction Co. Inc.	35,190	1,039
	Argan Inc.	19,499	758
*	Tutor Perini Corp.	57,263	561
*	IES Holdings Inc.	11,689	491
			96,969
Electrical Equipment (7.3%)
	Eaton Corp. plc	492,601	76,003
	Emerson Electric Co.	735,219	68,317
	Rockwell Automation Inc.	143,332	38,209
	AMETEK Inc.	285,878	37,104
*	Generac Holdings Inc.	77,961	24,594
*	Plug Power Inc.	640,906	16,208
	Regal Rexnord Corp.	83,714	13,424
	Hubbell Inc. Class B	67,314	11,999
*	Sensata Technologies Holding plc	195,777	11,337
	Acuity Brands Inc.	43,247	7,887
	nVent Electric plc	207,657	7,046
*	Sunrun Inc.	217,862	5,943
*	Atkore Inc.	56,854	5,783
	Vertiv Holdings Co. Class A	393,937	5,129
*	Bloom Energy Corp. Class A	182,420	4,050
	EnerSys	51,699	3,760
*,1	ChargePoint Holdings Inc.	221,744	3,220
	Encore Wire Corp.	25,029	2,914
*,1	FuelCell Energy Inc.	452,263	2,714
	GrafTech International Ltd.	211,320	2,130
*	Vicor Corp.	27,804	2,079
*	Shoals Technologies Group Inc. Class A	129,488	2,047
*	Array Technologies Inc.	149,919	1,685
	AZZ Inc.	30,623	1,508
*,1	Blink Charging Co.	46,887	1,152
*	Thermon Group Holdings Inc.	41,675	713
*	TPI Composites Inc.	46,308	626
*	Stem Inc.	62,151	592
*,1	Romeo Power Inc.	115,637	212
*	Eos Energy Enterprises Inc.	45,578	132
			358,517
Industrial Conglomerates (9.3%)
	Honeywell International Inc.	850,823	161,444
	General Electric Co.	1,357,123	129,619
		Shares	Market Value• ($000)
	3M Co.	712,194	105,867
	Roper Technologies Inc.	130,367	58,433
			455,363
Machinery (19.3%)
	Deere & Co.	364,035	131,060
	Caterpillar Inc.	668,584	125,413
	Illinois Tool Works Inc.	387,941	83,927
	Parker-Hannifin Corp.	158,824	47,074
	PACCAR Inc.	429,055	39,392
	Otis Worldwide Corp.	498,750	39,067
	Cummins Inc.	176,768	36,082
	Stanley Black & Decker Inc.	201,460	32,778
	Dover Corp.	177,973	27,917
	Fortive Corp.	420,982	27,259
	Ingersoll Rand Inc.	503,649	25,444
	Westinghouse Air Brake Technologies Corp.	219,342	20,359
	Xylem Inc.	222,782	19,816
	IDEX Corp.	93,969	18,033
	Graco Inc.	210,196	15,153
	Nordson Corp.	64,643	14,641
	Snap-on Inc.	66,393	13,954
	Toro Co.	131,556	12,341
*	Middleby Corp.	68,703	12,203
	Pentair plc	204,505	11,843
	AGCO Corp.	78,597	9,444
	ITT Inc.	105,783	9,295
	Oshkosh Corp.	83,395	9,260
	Lincoln Electric Holdings Inc.	69,338	8,838
	Donaldson Co. Inc.	152,748	8,290
*	Colfax Corp.	171,919	6,913
*	RBC Bearings Inc.	35,662	6,913
*	Chart Industries Inc.	45,026	6,502
*	Evoqua Water Technologies Corp.	149,180	6,364
	Crane Co.	57,981	5,861
	Timken Co.	84,328	5,529
	Allison Transmission Holdings Inc.	128,827	5,145
	Watts Water Technologies Inc. Class A	34,110	4,910
	Flowserve Corp.	161,112	4,893
	SPX FLOW Inc.	51,902	4,458
	John Bean Technologies Corp.	39,179	4,442
	Hillenbrand Inc.	89,200	4,256
	Franklin Electric Co. Inc.	48,687	4,117
*	Welbilt Inc.	167,078	3,950
	Mueller Industries Inc.	63,978	3,650
	Terex Corp.	85,940	3,548
	Albany International Corp. Class A	39,982	3,511
	Altra Industrial Motion Corp.	80,158	3,404
	Kennametal Inc.	98,547	3,125
*	Meritor Inc.	86,742	3,089
	Helios Technologies Inc.	38,067	2,985
*	SPX Corp.	56,036	2,841
	Kadant Inc.	14,368	2,835
	Barnes Group Inc.	59,544	2,766
	Federal Signal Corp.	75,664	2,732
	EnPro Industries Inc.	24,220	2,675
	Trinity Industries Inc.	90,181	2,603
	Mueller Water Products Inc. Class A	195,718	2,484
	ESCO Technologies Inc.	32,257	2,244
*,1	Proterra Inc.	215,576	1,949
		Shares	Market Value• ($000)
*	Proto Labs Inc.	33,878	1,905
	Tennant Co.	22,828	1,798
	Greenbrier Cos. Inc.	40,286	1,790
	Lindsay Corp.	13,524	1,774
	Alamo Group Inc.	12,612	1,754
	Standex International Corp.	15,127	1,602
	Shyft Group Inc.	39,596	1,600
	Columbus McKinnon Corp.	34,926	1,594
*,1	Nikola Corp.	200,941	1,587
	Astec Industries Inc.	26,763	1,333
	Enerpac Tool Group Corp. Class A	74,471	1,285
*	Gates Industrial Corp. plc	72,510	1,149
	Wabash National Corp.	61,766	1,052
	Douglas Dynamics Inc.	28,087	1,032
*,1	Desktop Metal Inc. Class A	247,319	1,029
	Gorman-Rupp Co.	26,043	970
*	Energy Recovery Inc.	45,677	868
*	Manitowoc Co. Inc.	43,921	726
*	Hydrofarm Holdings Group Inc.	33,239	673
*	CIRCOR International Inc.	24,780	668
	Luxfer Holdings plc	33,462	583
*,1	Ideanomics Inc.	543,928	571
*	Hyliion Holdings Corp.	119,666	517
	REV Group Inc.	36,568	494
*	Blue Bird Corp.	22,027	469
	Hyster-Yale Materials Handling Inc.	8,998	344
*,1	Lightning eMotors Inc.	37,148	198
			948,942
Marine (0.2%)
	Matson Inc.	51,973	5,757
*	Kirby Corp.	74,368	4,845
	Genco Shipping & Trading Ltd.	33,994	656
	Eagle Bulk Shipping Inc.	7,395	390
			11,648
Professional Services (5.8%)
	Verisk Analytics Inc. Class A	189,232	33,558
	Equifax Inc.	150,837	32,934
*	CoStar Group Inc.	488,083	29,778
	TransUnion	236,787	21,491
	Jacobs Engineering Group Inc.	159,364	19,602
	Leidos Holdings Inc.	164,777	16,781
	Robert Half International Inc.	137,593	16,551
	Booz Allen Hamilton Holding Corp. Class A	165,499	13,354
	KBR Inc.	173,410	8,608
*	CACI International Inc. Class A	28,832	8,067
	Nielsen Holdings plc	420,855	7,331
*	ASGN Inc.	64,393	7,134
	ManpowerGroup Inc.	67,040	7,125
*	Clarivate plc	435,035	6,517
	Science Applications International Corp.	71,139	6,238
*	FTI Consulting Inc.	42,352	6,183
	Exponent Inc.	64,344	6,097
	Korn Ferry	67,327	4,461
*	TriNet Group Inc.	48,726	4,254
	Insperity Inc.	45,072	4,054
*	Upwork Inc.	142,950	3,614

Industrials Index Fund
		Shares	Market Value• ($000)
*	Dun & Bradstreet Holdings Inc.	186,420	3,460
	ManTech International Corp. Class A	34,142	2,847
*	CBIZ Inc.	57,809	2,249
	ICF International Inc.	23,322	2,067
	Kforce Inc.	23,825	1,791
*	Huron Consulting Group Inc.	27,030	1,333
*	TrueBlue Inc.	43,712	1,189
*	First Advantage Corp.	65,812	1,063
	Heidrick & Struggles International Inc.	24,324	1,040
	Kelly Services Inc. Class A	41,894	889
	CRA International Inc.	9,148	813
*	Forrester Research Inc.	14,398	748
	Resources Connection Inc.	39,025	648
	Barrett Business Services Inc.	9,163	551
*	Skillsoft Corp.	83,961	544
			284,964
Road & Rail (11.6%)
	Union Pacific Corp.	794,632	195,440
	CSX Corp.	2,741,660	92,970
	Norfolk Southern Corp.	300,795	77,160
*	Uber Technologies Inc.	1,796,045	64,712
	Old Dominion Freight Line Inc.	120,832	37,945
	JB Hunt Transport Services Inc.	103,839	21,072
*	Lyft Inc. Class A	328,286	12,783
	Knight-Swift Transportation Holdings Inc.	194,830	10,614
*	Saia Inc.	32,517	9,340
*	Avis Budget Group Inc.	48,932	8,976
*	XPO Logistics Inc.	120,518	8,759
	Landstar System Inc.	47,108	7,274
	AMERCO	12,124	7,003
	Ryder System Inc.	66,424	5,237
	Werner Enterprises Inc.	74,391	3,233
	ArcBest Corp.	31,476	2,917
	Schneider National Inc. Class B	69,809	1,823
	Marten Transport Ltd.	76,141	1,313
	Heartland Express Inc.	63,380	910
*	TuSimple Holdings Inc. Class A	46,487	810
*	Daseke Inc.	54,706	687
	Universal Logistics Holdings Inc.	10,068	193
			571,171
Trading Companies & Distributors (3.6%)
	Fastenal Co.	710,916	36,584
*	United Rentals Inc.	89,461	28,772
	WW Grainger Inc.	54,137	25,827
	Watsco Inc.	40,840	11,152
*	SiteOne Landscape Supply Inc.	55,267	9,530
*	WESCO International Inc.	56,065	6,825
*	Univar Solutions Inc.	211,057	6,481
	Air Lease Corp. Class A	133,691	5,583
	Triton International Ltd.	82,510	5,419
	Applied Industrial Technologies Inc.	47,485	4,801
	MSC Industrial Direct Co. Inc. Class A	57,741	4,474
	GATX Corp.	41,767	4,454
		Shares	Market Value• ($000)
*	Beacon Roofing Supply Inc.	69,385	4,141
	Herc Holdings Inc.	25,625	4,077
	Boise Cascade Co.	48,574	3,883
	Rush Enterprises Inc. Class A	53,447	2,776
*	GMS Inc.	47,938	2,601
	McGrath RentCorp.	29,860	2,427
*	Veritiv Corp.	17,137	1,836
	H&E Equipment Services Inc.	39,903	1,666
*	NOW Inc.	135,865	1,269
*	MRC Global Inc.	97,262	982
*	Titan Machinery Inc.	23,919	678
*	DXP Enterprises Inc.	21,735	624
	Global Industrial Co.	16,575	527
			177,389
Total Common Stocks (Cost $4,505,533)			4,903,634
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 0.138% (Cost $11,527)	115,290	11,528
Total Investments (100.0%) (Cost $4,517,060)			4,915,162
Other Assets and Liabilities—Net (0.0%)			(1,701)
Net Assets (100.0%)			4,913,461
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,245,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $11,529,000 was received for securities on loan, of which $11,528,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.

Industrials Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
L3Harris Technologies Inc.	8/31/22	BANA	6,055	(0.070)	—	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
At February 28, 2022, the counterparties had deposited in segregated accounts cash of $590,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Statement of Assets and Liabilities
As of February 28, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,505,533)	4,903,634
Affiliated Issuers (Cost $11,527)	11,528
Total Investments in Securities	4,915,162
Investment in Vanguard	168
Cash	1
Receivables for Investment Securities Sold	27,356
Receivables for Accrued Income	9,515
Receivables for Capital Shares Issued	287
Total Assets	4,952,489
Liabilities
Due to Custodian	3,632
Payables for Investment Securities Purchased	23,634
Collateral for Securities on Loan	11,529
Payables for Capital Shares Redeemed	61
Payables to Vanguard	172
Unrealized Depreciation—Over-the-Counter Swap Contracts	—
Total Liabilities	39,028
Net Assets	4,913,461
At February 28, 2022, net assets consisted of:

Paid-in Capital	4,178,266
Total Distributable Earnings (Loss)	735,195
Net Assets	4,913,461

ETF Shares—Net Assets
Applicable to 24,589,166 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,657,415
Net Asset Value Per Share—ETF Shares	$189.41

Admiral Shares—Net Assets
Applicable to 2,631,370 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	256,046
Net Asset Value Per Share—Admiral Shares	$97.31

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends[1]	34,475
Interest[2]	1
Securities Lending—Net	110
Total Income	34,586
Expenses
The Vanguard Group—Note B
Investment Advisory Services	292
Management and Administrative— ETF Shares	2,063
Management and Administrative— Admiral Shares	144
Marketing and Distribution— ETF Shares	88
Marketing and Distribution— Admiral Shares	12
Custodian Fees	1
Shareholders’ Reports—ETF Shares	101
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	2,714
Net Investment Income	31,872
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	406,779
Futures Contracts	37
Swap Contracts	510
Realized Net Gain (Loss)	407,326
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(677,122)
Futures Contracts	(37)
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	(677,159)
Net Increase (Decrease) in Net Assets Resulting from Operations	(237,961)
1	Dividends are net of foreign withholding taxes of $12,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, ($2,000), less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $438,565,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	31,872	59,796
Realized Net Gain (Loss)	407,326	354,722
Change in Unrealized Appreciation (Depreciation)	(677,159)	957,314
Net Increase (Decrease) in Net Assets Resulting from Operations	(237,961)	1,371,832
Distributions
ETF Shares	(33,439)	(52,853)
Admiral Shares	(2,366)	(3,611)
Total Distributions	(35,805)	(56,464)
Capital Share Transactions
ETF Shares	(525,644)	1,116,320
Admiral Shares	(97,265)	78,505
Net Increase (Decrease) from Capital Share Transactions	(622,909)	1,194,825
Total Increase (Decrease)	(896,675)	2,510,193
Net Assets
Beginning of Period	5,810,136	3,299,943
End of Period	4,913,461	5,810,136

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$199.27	$146.89	$142.53	$146.12	$128.70	$111.57
Investment Operations
Net Investment Income[1]	1.148	2.264	2.366	2.597	2.263	2.383
Net Realized and Unrealized Gain (Loss) on Investments	(9.761)	52.318	4.554	(3.754)	17.412	16.998
Total from Investment Operations	(8.613)	54.582	6.920	(1.157)	19.675	19.381
Distributions
Dividends from Net Investment Income	(1.247)	(2.202)	(2.560)	(2.433)	(2.255)	(2.251)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.247)	(2.202)	(2.560)	(2.433)	(2.255)	(2.251)
Net Asset Value, End of Period	$189.41	$199.27	$146.89	$142.53	$146.12	$128.70
Total Return	-4.34%	37.41%	4.96%	-0.73%	15.41%	17.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,657	$5,438	$3,090	$3,457	$3,957	$3,202
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.25%	1.69%	1.87%	1.62%	1.95%
Portfolio Turnover Rate[2]	2%	5%	4%	4%	4%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$102.37	$75.46	$73.22	$75.07	$66.12	$57.32
Investment Operations
Net Investment Income[1]	.572	1.162	1.221	1.340	1.154	1.237
Net Realized and Unrealized Gain (Loss) on Investments	(4.991)	26.880	2.336	(1.941)	8.955	8.721
Total from Investment Operations	(4.419)	28.042	3.557	(.601)	10.109	9.958
Distributions
Dividends from Net Investment Income	(.641)	(1.132)	(1.317)	(1.249)	(1.159)	(1.158)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.641)	(1.132)	(1.317)	(1.249)	(1.159)	(1.158)
Net Asset Value, End of Period	$97.31	$102.37	$75.46	$73.22	$75.07	$66.12
Total Return[2]	-4.33%	37.43%	4.98%	-0.75%	15.41%	17.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$256	$372	$210	$202	$213	$176
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.11%	1.25%	1.71%	1.87%	1.62%	1.95%
Portfolio Turnover Rate[3]	2%	5%	4%	4%	4%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Notes to Financial Statements
Vanguard Industrials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2022.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the

Industrials Index Fund
event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank

Industrials Index Fund
Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $168,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Industrials Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,903,634	—	—	4,903,634
Temporary Cash Investments	11,528	—	—	11,528
Total	4,915,162	—	—	4,915,162
Derivative Financial Instruments
Liabilities
Swap Contracts	—	—	—	—
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,524,510
Gross Unrealized Appreciation	807,505
Gross Unrealized Depreciation	(416,853)
Net Unrealized Appreciation (Depreciation)	390,652
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $76,579,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $663,626,000 of investment securities and sold $1,319,768,000 of investment securities, other than temporary cash investments. Purchases and sales include $557,481,000 and $1,143,505,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $7,777,000 and sales were $3,226,000, resulting in net realized loss of $233,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	591,856	3,025	2,002,840	10,975
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,117,500)	(5,725)	(886,520)	(4,725)
Net Increase (Decrease)—ETF Shares	(525,644)	(2,700)	1,116,320	6,250
Admiral Shares
Issued	65,159	642	203,805	2,209
Issued in Lieu of Cash Distributions	2,071	21	3,138	36
Redeemed	(164,495)	(1,670)	(128,438)	(1,384)
Net Increase (Decrease)—Admiral Shares	(97,265)	(1,007)	78,505	861
At February 28, 2022, one shareholder was a record or beneficial owner of 28% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in

Industrials Index Fund
an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

Information Technology Index Fund
Fund Allocation
As of February 28, 2022
Communications Equipment	3.1%
Electronic Equipment, Instruments & Components	3.1
IT Services	15.9
Semiconductors & Semiconductor Equipment	20.8
Software	33.6
Technology Hardware, Storage & Peripherals	23.5
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Information Technology Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communications Equipment (3.1%)
	Cisco Systems Inc.	19,595,157	1,092,822
	Motorola Solutions Inc.	787,258	173,535
*	Arista Networks Inc.	1,073,655	131,770
*	F5 Inc.	287,553	57,755
	Juniper Networks Inc.	1,529,034	51,666
*	Ciena Corp.	728,951	49,875
*	Lumentum Holdings Inc.	342,247	33,835
*	Viavi Solutions Inc.	1,143,012	18,745
*	Calix Inc.	278,007	15,107
*	ViaSat Inc.	270,638	12,352
*	NetScout Systems Inc.	363,605	11,319
*	CommScope Holding Co. Inc.	1,019,680	9,728
*	Infinera Corp.	909,922	8,399
*	Extreme Networks Inc.	655,762	7,535
*	Plantronics Inc.	210,737	5,936
	ADTRAN Inc.	257,265	5,297
*	Harmonic Inc.	546,014	5,083
*	NETGEAR Inc.	160,143	4,261
*	Digi International Inc.	186,935	3,754
	Comtech Telecommunications Corp.	148,349	3,053
*	Inseego Corp.	455,103	2,143
*	Cambium Networks Corp.	70,042	1,948
*	Ribbon Communications Inc.	566,035	1,721
*	Casa Systems Inc.	254,899	1,060
			1,708,699
Electronic Equipment, Instruments & Components (3.1%)
	TE Connectivity Ltd.	1,521,938	216,770
	Amphenol Corp. Class A	2,785,555	211,730
	Corning Inc.	3,780,076	152,715
*	Keysight Technologies Inc.	859,206	135,213
	CDW Corp.	637,057	109,867
*	Zebra Technologies Corp. Class A	249,685	103,205
*	Teledyne Technologies Inc.	218,188	93,686
*	Trimble Inc.	1,175,160	81,967
	Cognex Corp.	831,238	56,158
*	Arrow Electronics Inc.	333,962	40,703
*	Flex Ltd.	2,265,913	37,365
	Jabil Inc.	641,494	37,085
*	II-VI Inc.	501,820	34,856
*	Coherent Inc.	116,435	30,776
	Littelfuse Inc.	116,877	30,179
	National Instruments Corp.	628,467	25,233
*	Rogers Corp.	89,406	24,408
*	Novanta Inc.	170,121	23,244
*	IPG Photonics Corp.	177,976	23,199
	TD SYNNEX Corp.	206,967	21,075
	Avnet Inc.	476,455	20,044
	Vontier Corp.	808,774	19,653
		Shares	Market Value• ($000)
*	Fabrinet	178,265	17,850
*	Insight Enterprises Inc.	168,708	17,546
	Advanced Energy Industries Inc.	182,348	15,655
	Badger Meter Inc.	142,144	14,131
*	Sanmina Corp.	315,281	12,542
	Vishay Intertechnology Inc.	648,625	12,447
	Belden Inc.	220,124	12,404
*	Plexus Corp.	138,029	11,245
*	Itron Inc.	221,719	10,569
*	Knowles Corp.	458,917	9,995
	Methode Electronics Inc.	191,154	8,724
*	OSI Systems Inc.	87,340	7,046
*	TTM Technologies Inc.	514,247	6,464
*	ePlus Inc.	137,397	6,444
	CTS Corp.	150,747	5,719
*	PAR Technology Corp.	133,417	5,595
*	FARO Technologies Inc.	94,347	5,165
	Benchmark Electronics Inc.	192,508	5,032
*	ScanSource Inc.	139,138	4,394
*	Arlo Technologies Inc.	462,976	4,296
*,1	MicroVision Inc.	931,177	3,734
*	nLight Inc.	217,359	3,543
*	Napco Security Technologies Inc.	160,612	3,275
	PC Connection Inc.	64,819	3,163
*	Kimball Electronics Inc.	148,141	2,554
*	Aeva Technologies Inc.	578,539	2,430
*,1	Velodyne Lidar Inc.	610,276	2,252
*	908 Devices Inc.	103,348	1,719
*	Ouster Inc.	336,149	1,136
			1,746,200
IT Services (15.8%)
	Visa Inc. Class A	7,328,243	1,583,780
	Mastercard Inc. Class A	4,086,330	1,474,430
	Accenture plc Class A	2,941,533	929,583
*	PayPal Holdings Inc.	5,188,591	580,759
	International Business Machines Corp.	4,169,178	510,766
	Automatic Data Processing Inc.	1,962,136	401,139
*	Block Inc. (XNYS)	2,364,617	301,489
	Fidelity National Information Services Inc.	2,865,181	272,851
*	Fiserv Inc.	2,764,509	270,010
*	Snowflake Inc. Class A	980,158	260,389
	Cognizant Technology Solutions Corp. Class A	2,446,369	210,706
	Global Payments Inc.	1,362,597	181,743
	Paychex Inc.	1,512,473	180,075
*	Cloudflare Inc. Class A	1,213,996	141,333
*	Twilio Inc. Class A	785,676	137,336
*	Okta Inc.	688,901	125,959
*	Gartner Inc.	388,065	108,821
*	MongoDB Inc. Class A	278,068	106,219
		Shares	Market Value• ($000)
*	VeriSign Inc.	466,966	99,800
*	FleetCor Technologies Inc.	364,043	85,259
*	Akamai Technologies Inc.	760,835	82,368
	Broadridge Financial Solutions Inc.	545,915	79,818
*	GoDaddy Inc. Class A	783,213	65,328
	Jack Henry & Associates Inc.	347,750	61,482
*	EPAM Systems Inc.	264,837	55,020
	Concentrix Corp.	209,744	41,926
*	DXC Technology Co.	1,188,989	40,461
*	WEX Inc.	211,947	35,715
	Western Union Co.	1,900,715	34,555
*	Affirm Holdings Inc.	788,727	33,000
*	Euronet Worldwide Inc.	250,152	32,077
	Maximus Inc.	296,319	23,368
*	ExlService Holdings Inc.	160,231	19,354
*	Perficient Inc.	159,232	16,226
*	Sabre Corp.	1,482,595	16,205
	Alliance Data Systems Corp.	228,525	15,414
*	LiveRamp Holdings Inc.	332,052	14,331
*	Kyndryl Holdings Inc.	874,911	13,876
	Switch Inc. Class A	526,514	13,700
	EVERTEC Inc.	299,403	12,084
*	Shift4 Payments Inc. Class A	227,054	11,954
*	Verra Mobility Corp. Class A	656,437	11,028
*	Fastly Inc. Class A	541,235	10,067
	CSG Systems International Inc.	162,699	10,042
*	Marqeta Inc. Class A	813,272	9,540
*	DigitalOcean Holdings Inc.	137,372	8,149
	TTEC Holdings Inc.	95,386	7,583
*	Repay Holdings Corp. Class A	436,245	7,534
*	Unisys Corp.	345,388	7,381
*	Evo Payments Inc. Class A	241,287	5,817
*	Payoneer Global Inc.	1,159,231	5,588
*	BigCommerce Holdings Inc. Series 1	205,696	5,328
*	Conduent Inc.	930,824	4,533
*	TaskUS Inc. Class A	147,263	4,229
*	Tucows Inc. Class A	49,414	3,320
*	I3 Verticals Inc. Class A	123,363	3,257
	Hackett Group Inc.	152,193	3,153
	Cass Information Systems Inc.	78,023	3,088
	SolarWinds Corp.	226,079	3,063
*	Grid Dynamics Holdings Inc.	227,711	2,767
*	Rackspace Technology Inc.	247,378	2,753
*	International Money Express Inc.	168,295	2,703
*	Paya Holdings Inc.	418,918	2,702

Information Technology Index Fund
		Shares	Market Value• ($000)
*	Cantaloupe Inc.	295,779	2,298
*	Paymentus Holdings Inc. Class A	75,646	1,743
			8,808,375
Semiconductors & Semiconductor Equipment (20.7%)
	NVIDIA Corp.	11,450,622	2,792,234
	Broadcom Inc.	1,912,302	1,123,363
*	Advanced Micro Devices Inc.	7,596,251	936,922
	Intel Corp.	18,897,326	901,403
	QUALCOMM Inc.	5,232,316	899,906
	Texas Instruments Inc.	4,292,042	729,604
	Applied Materials Inc.	4,197,130	563,255
	Micron Technology Inc.	5,221,440	463,977
	Analog Devices Inc.	2,494,571	399,855
	Lam Research Corp.	658,554	369,679
	Marvell Technology Inc.	3,833,427	261,938
	KLA Corp.	708,592	246,944
	NXP Semiconductors NV	1,238,104	235,388
	Microchip Technology Inc.	2,585,169	181,815
*	ON Semiconductor Corp.	2,010,950	125,906
	Skyworks Solutions Inc.	772,667	106,759
*	Enphase Energy Inc.	599,404	99,921
	Monolithic Power Systems Inc.	204,678	93,886
	Teradyne Inc.	764,588	90,160
	Entegris Inc.	634,124	82,741
*	SolarEdge Technologies Inc.	246,340	78,686
*	Qorvo Inc.	517,065	70,724
*	Wolfspeed Inc.	545,884	56,073
*	Synaptics Inc.	185,144	42,292
*	Lattice Semiconductor Corp.	646,042	40,455
	MKS Instruments Inc.	261,784	39,425
*	First Solar Inc.	453,568	34,149
	Universal Display Corp.	212,337	32,893
*	Silicon Laboratories Inc.	207,636	31,916
	Azenta Inc.	352,730	30,871
	Power Integrations Inc.	287,272	25,855
	CMC Materials Inc.	135,474	25,121
*	Ambarella Inc.	174,713	24,409
*	Cirrus Logic Inc.	272,987	23,714
*	MaxLinear Inc.	348,694	21,392
*	Semtech Corp.	308,102	21,376
*	Onto Innovation Inc.	235,995	20,345
*	Diodes Inc.	216,050	19,356
	Kulicke & Soffa Industries Inc.	302,037	15,778
*	FormFactor Inc.	378,386	15,321
*	Rambus Inc.	531,409	14,348
*	MACOM Technology Solutions Holdings Inc. Class H	237,011	14,244
*	SiTime Corp.	64,180	12,973
	Amkor Technology Inc.	537,433	12,184
*	Axcelis Technologies Inc.	163,946	11,348
*	Ultra Clean Holdings Inc.	221,343	10,140
*	Allegro MicroSystems Inc.	286,902	8,226
*	SunPower Corp.	441,003	7,907
*	Cohu Inc.	246,167	7,676
*	Veeco Instruments Inc.	257,191	7,348
*	Impinj Inc.	94,497	6,497
		Shares	Market Value• ($000)
*	SMART Global Holdings Inc.	226,798	6,226
*	Alpha & Omega Semiconductor Ltd.	109,468	5,886
*	Photronics Inc.	318,895	5,874
*	ACM Research Inc. Class A	69,743	5,748
*	Ichor Holdings Ltd.	148,508	5,232
*	CEVA Inc.	118,500	4,831
*	PDF Solutions Inc.	157,558	4,311
*	Magnachip Semiconductor Corp.	229,520	4,177
*,1	Meta Materials Inc.	1,254,148	2,696
*,1	Aehr Test Systems	163,068	2,218
*,1	indie Semiconductor Inc. Class A	255,965	2,009
*,1	SkyWater Technology Inc.	98,941	1,143
			11,539,049
Software (33.6%)
	Microsoft Corp.	32,978,239	9,853,568
*	Adobe Inc.	2,210,594	1,033,851
*	salesforce.com Inc.	4,548,748	957,648
	Intuit Inc.	1,267,470	601,250
	Oracle Corp.	7,770,193	590,302
*	ServiceNow Inc.	925,112	536,491
*	Palo Alto Networks Inc.	459,387	272,991
*	Autodesk Inc.	1,023,652	225,439
*	Fortinet Inc.	647,360	223,028
*	Synopsys Inc.	710,264	221,879
*	Workday Inc. Class A	899,042	205,926
*	Cadence Design Systems Inc.	1,291,370	195,552
*	Crowdstrike Holdings Inc. Class A	911,547	177,943
*	Trade Desk Inc. Class A	2,032,950	173,451
*	Datadog Inc. Class A	1,018,864	164,149
*	Zoom Video Communications Inc. Class A	1,017,070	134,863
*	ANSYS Inc.	407,179	132,003
	VMware Inc. Class A	979,561	114,922
*	HubSpot Inc.	209,641	110,062
*	DocuSign Inc. Class A	918,924	108,828
*	Zscaler Inc.	392,537	93,875
*	Splunk Inc.	760,271	89,788
*	Palantir Technologies Inc. Class A	7,572,077	89,729
*	Bill.Com Holdings Inc.	359,707	85,567
*	Tyler Technologies Inc.	191,675	82,087
*	Paycom Software Inc.	238,829	81,013
	SS&C Technologies Holdings Inc.	1,071,296	80,315
	NortonLifeLock Inc.	2,724,414	78,954
*	Nuance Communications Inc.	1,421,339	78,913
*	Zendesk Inc.	566,927	66,143
*	Fair Isaac Corp.	131,640	62,027
	Citrix Systems Inc.	585,655	60,030
*	PTC Inc.	525,726	58,503
*	Aspen Technology Inc.	315,439	48,076
*	RingCentral Inc. Class A	366,223	47,917
*	Ceridian HCM Holding Inc.	641,704	46,787
*	Avalara Inc.	410,076	42,611
*	Coupa Software Inc.	349,017	42,235
*	Black Knight Inc.	732,137	41,139
*	Manhattan Associates Inc.	298,896	39,956
		Shares	Market Value• ($000)
*	Dynatrace Inc.	875,511	38,890
*	Paylocity Holding Corp.	182,033	38,671
*	Five9 Inc.	321,066	35,317
*	Dropbox Inc. Class A	1,461,063	33,152
*	Guidewire Software Inc.	374,406	33,004
	Bentley Systems Inc. Class B	833,694	32,006
*	Smartsheet Inc. Class A	566,354	30,113
*	Anaplan Inc.	624,562	29,585
*	Unity Software Inc.	271,613	28,913
*	Nutanix Inc. Class A	1,005,714	26,853
*	Elastic NV	306,419	26,551
*	Rapid7 Inc.	255,893	26,475
*	Teradata Corp.	516,743	25,832
	CDK Global Inc.	565,055	25,620
*	NCR Corp.	627,948	25,444
*	Mimecast Ltd.	301,245	23,958
	Dolby Laboratories Inc. Class A	310,879	23,347
*	Vonage Holdings Corp.	1,147,753	23,322
*	Mandiant Inc.	1,150,422	22,778
*	Varonis Systems Inc. Class B	514,405	22,428
*	SPS Commerce Inc.	172,085	22,345
*	Digital Turbine Inc.	439,375	21,301
*	Workiva Inc. Class A	194,367	20,467
*	Tenable Holdings Inc.	362,502	20,068
*	SentinelOne Inc. Class A	483,163	20,051
*	Qualys Inc.	158,693	19,886
*	Envestnet Inc.	263,401	19,708
*	Blackline Inc.	253,543	19,094
*	New Relic Inc.	282,861	18,737
*	Box Inc. Class A	728,212	18,649
*	Sailpoint Technologies Holdings Inc.	449,291	18,587
*	Alteryx Inc. Class A	288,559	17,977
*,1	MicroStrategy Inc. Class A	40,497	17,940
*	Asana Inc. Class A	318,161	17,432
	Pegasystems Inc.	196,420	17,112
*	ACI Worldwide Inc.	510,204	17,102
*	Q2 Holdings Inc.	260,640	16,955
*	Altair Engineering Inc. Class A	244,417	16,234
*	Qualtrics International Inc. Class A	527,814	16,009
*	Verint Systems Inc.	316,167	15,881
*	Alarm.com Holdings Inc.	230,031	15,143
*	Blackbaud Inc.	211,766	13,233
*,1	Marathon Digital Holdings Inc.	499,860	12,671
*	CommVault Systems Inc.	200,279	12,600
*	Bottomline Technologies DE Inc.	221,472	12,544
*	Sprout Social Inc. Class A	189,600	12,345
*	PagerDuty Inc.	334,680	11,319
*	UiPath Inc. Class A	317,725	11,028
*	Appian Corp. Class A	169,936	10,359
*	Momentive Global Inc.	628,752	9,884
*,1	Riot Blockchain Inc.	572,131	9,858
	InterDigital Inc.	152,089	9,798
*	Appfolio Inc. Class A	85,861	9,714
	Progress Software Corp.	218,161	9,617
	McAfee Corp.Class A	365,007	9,487
	Xperi Holding Corp.	523,418	9,066
*	Zuora Inc. Class A	576,757	8,755

Information Technology Index Fund
		Shares	Market Value• ($000)
*	Ping Identity Holding Corp.	361,535	7,607
*	Everbridge Inc.	192,281	7,599
*	8x8 Inc.	548,561	7,109
*	Cerence Inc.	194,838	7,036
*	E2open Parent Holdings Inc.	767,412	6,891
*	PROS Holdings Inc.	216,368	6,876
*	nCino Inc.	148,114	6,803
*	LivePerson Inc.	335,287	6,800
*	Domo Inc. Class B	147,773	6,576
*	Jamf Holding Corp.	184,939	6,327
*	Avaya Holdings Corp.	436,220	6,007
*	Agilysys Inc.	122,174	5,135
*	JFrog Ltd.	204,553	5,067
*	Duck Creek Technologies Inc.	211,921	4,976
*,1	C3.ai Inc. Class A	213,677	4,791
	A10 Networks Inc.	320,096	4,558
*	Consensus Cloud Solutions Inc.	78,562	4,373
*	Amplitude Inc. Class A	203,539	4,364
*,1	Sprinklr Inc. Class A	358,375	4,300
*	Model N Inc.	172,163	4,233
	Ebix Inc.	142,054	4,192
*	Yext Inc.	557,762	4,139
*	Clear Secure Inc. Class A	145,839	3,927
	American Software Inc. Class A	172,515	3,790
*	Olo Inc. Class A	241,901	3,534
*	Mitek Systems Inc.	236,243	3,511
*	Freshworks Inc. Class A	174,379	3,195
*	N-able Inc.	264,691	3,062
*	ChannelAdvisor Corp.	170,267	3,056
*	Upland Software Inc.	145,753	2,749
*	OneSpan Inc.	183,084	2,523
*	BTRS Holdings Inc. Class A	413,335	2,521
*	Vertex Inc. Class A	172,421	2,402
*,1	Cleanspark Inc.	218,792	2,319
*	Digimarc Corp.	76,037	2,291
*	Intapp Inc.	86,986	2,006
*	WM Technology Inc.	336,147	1,966
*	Alkami Technology Inc.	114,669	1,807
*	ON24 Inc.	104,658	1,633
*	Telos Corp.	138,921	1,586
*	SecureWorks Corp. Class A	90,265	1,387
*	Rimini Street Inc.	256,253	1,161
*	Latch Inc.	279,336	1,154
*	Rekor Systems Inc.	235,868	1,116
*,1	LiveVox Holdings Inc.	180,890	908
			18,660,389
Technology Hardware, Storage & Peripherals (23.5%)
	Apple Inc.	74,834,621	12,356,693
	HP Inc.	5,568,360	191,329
	Seagate Technology Holdings plc	949,390	97,939
	Hewlett Packard Enterprise Co.	6,112,725	97,314
	NetApp Inc.	1,045,891	81,977
*	Western Digital Corp.	1,458,822	74,312
*	Dell Technologies Inc. Class C	1,362,002	69,408
*	Pure Storage Inc. Class A	1,281,956	33,254
	Xerox Holdings Corp.	733,499	14,457
*	3D Systems Corp.	627,905	11,189
		Shares	Market Value• ($000)
*	Super Micro Computer Inc.	206,536	8,115
*	Avid Technology Inc.	177,680	5,590
*,1	Corsair Gaming Inc.	159,716	3,686
*	Diebold Nixdorf Inc.	413,898	3,601
			13,048,864
Total Common Stocks (Cost $34,755,095)			55,511,576
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 0.138% (Cost $85,040)	850,816	85,073
Total Investments (100.0%) (Cost $34,840,135)			55,596,649
Other Assets and Liabilities—Net (0.0%)			8,773
Net Assets (100.0%)			55,605,422
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $37,831,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $36,844,000 was received for securities on loan, of which $36,822,000 is held in Vanguard Market Liquidity Fund and $22,000 is held in cash.

Information Technology Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/31/22	BANA	108,060	0.030	190	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Statement of Assets and Liabilities
As of February 28, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $34,755,095)	55,511,576
Affiliated Issuers (Cost $85,040)	85,073
Total Investments in Securities	55,596,649
Investment in Vanguard	1,962
Cash	1,504
Cash Collateral Pledged—Over-the-Counter Swap Contracts	3,270
Receivables for Investment Securities Sold	380,438
Receivables for Accrued Income	45,928
Receivables for Capital Shares Issued	6,303
Unrealized Appreciation—Over-the-Counter Swap Contracts	190
Total Assets	56,036,244
Liabilities
Payables for Investment Securities Purchased	382,392
Collateral for Securities on Loan	36,844
Payables for Capital Shares Redeemed	9,624
Payables to Vanguard	1,962
Total Liabilities	430,822
Net Assets	55,605,422
At February 28, 2022, net assets consisted of:

Paid-in Capital	30,785,373
Total Distributable Earnings (Loss)	24,820,049
Net Assets	55,605,422

ETF Shares—Net Assets
Applicable to 120,418,703 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	48,638,498
Net Asset Value Per Share—ETF Shares	$403.91

Admiral Shares—Net Assets
Applicable to 33,685,865 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,966,924
Net Asset Value Per Share—Admiral Shares	$206.82

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends[1]	243,114
Interest[2]	67
Securities Lending—Net	874
Total Income	244,055
Expenses
The Vanguard Group—Note B
Investment Advisory Services	900
Management and Administrative— ETF Shares	24,095
Management and Administrative— Admiral Shares	3,318
Marketing and Distribution— ETF Shares	694
Marketing and Distribution— Admiral Shares	240
Custodian Fees	64
Shareholders’ Reports—ETF Shares	322
Shareholders’ Reports—Admiral Shares	28
Trustees’ Fees and Expenses	15
Other Expenses	8
Total Expenses	29,684
Net Investment Income	214,371
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	4,323,893
Futures Contracts	2,201
Swap Contracts	(6,128)
Realized Net Gain (Loss)	4,319,966
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(7,486,848)
Futures Contracts	(2,796)
Swap Contracts	30
Change in Unrealized Appreciation (Depreciation)	(7,489,614)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,955,277)
1	Dividends are net of foreign withholding taxes of $214,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $65,000, ($6,000), $2,000, and ($11,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $4,512,609,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	214,371	352,311
Realized Net Gain (Loss)	4,319,966	3,384,056
Change in Unrealized Appreciation (Depreciation)	(7,489,614)	9,675,338
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,955,277)	13,411,705
Distributions
ETF Shares	(207,754)	(306,828)
Admiral Shares	(29,736)	(42,093)
Total Distributions	(237,490)	(348,921)
Capital Share Transactions
ETF Shares	184,029	1,067,107
Admiral Shares	75,058	549,053
Net Increase (Decrease) from Capital Share Transactions	259,087	1,616,160
Total Increase (Decrease)	(2,933,680)	14,678,944
Net Assets
Beginning of Period	58,539,102	43,860,158
End of Period	55,605,422	58,539,102

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$426.48	$328.54	$213.66	$202.82	$151.19	$117.82
Investment Operations
Net Investment Income[1]	1.537	2.634	2.926	2.572	1.921	1.646
Net Realized and Unrealized Gain (Loss) on Investments	(22.399)	97.919	114.955	10.792	51.430	33.329
Total from Investment Operations	(20.862)	100.553	117.881	13.364	53.351	34.975
Distributions
Dividends from Net Investment Income	(1.708)	(2.613)	(3.001)	(2.524)	(1.721)	(1.605)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.708)	(2.613)	(3.001)	(2.524)	(1.721)	(1.605)
Net Asset Value, End of Period	$403.91	$426.48	$328.54	$213.66	$202.82	$151.19
Total Return	-4.91%	30.80%	55.72%	6.70%	35.52%	29.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,638	$51,238	$38,711	$20,738	$22,595	$14,638
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.72%	0.73%	1.17%	1.32%	1.10%	1.24%
Portfolio Turnover Rate[2]	2%	4%	5%	5%	7%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$218.38	$168.23	$109.40	$103.86	$77.42	$60.33
Investment Operations
Net Investment Income[1]	.788	1.353	1.504	1.326	1.001	.850
Net Realized and Unrealized Gain (Loss) on Investments	(11.473)	50.136	58.864	5.509	26.324	17.062
Total from Investment Operations	(10.685)	51.489	60.368	6.835	27.325	17.912
Distributions
Dividends from Net Investment Income	(.875)	(1.339)	(1.538)	(1.295)	(.885)	(.822)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.875)	(1.339)	(1.538)	(1.295)	(.885)	(.822)
Net Asset Value, End of Period	$206.82	$218.38	$168.23	$109.40	$103.86	$77.42
Total Return[2]	-4.92%	30.81%	55.78%	6.70%	35.54%	29.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,967	$7,301	$5,149	$2,470	$2,033	$933
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.72%	0.73%	1.17%	1.32%	1.10%	1.24%
Portfolio Turnover Rate[3]	2%	4%	5%	5%	7%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Notes to Financial Statements
Vanguard Information Technology Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2022.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its

Information Technology Index Fund
counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings

Information Technology Index Fund
under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $1,962,000, representing less than 0.01% of the fund’s net assets and 0.78% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Information Technology Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	55,511,576	—	—	55,511,576
Temporary Cash Investments	85,073	—	—	85,073
Total	55,596,649	—	—	55,596,649
Derivative Financial Instruments
Assets
Swap Contracts	—	190	—	190
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	34,860,346
Gross Unrealized Appreciation	21,793,975
Gross Unrealized Depreciation	(1,057,672)
Net Unrealized Appreciation (Depreciation)	20,736,303
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $339,928,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $8,060,232,000 of investment securities and sold $7,756,062,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,591,725,000 and $6,645,422,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $9,943,000 and sales were $17,130,000, resulting in net realized loss of $1,974,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	6,838,486	16,177	6,291,821	16,864
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,654,457)	(15,900)	(5,224,714)	(14,550)
Net Increase (Decrease)—ETF Shares	184,029	277	1,067,107	2,314
Admiral Shares
Issued	1,076,866	4,867	2,226,601	12,124
Issued in Lieu of Cash Distributions	27,065	123	38,227	218
Redeemed	(1,028,873)	(4,738)	(1,715,775)	(9,519)
Net Increase (Decrease)—Admiral Shares	75,058	252	549,053	2,823
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus

Information Technology Index Fund
performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

Materials Index Fund
Fund Allocation
As of February 28, 2022
Chemicals	60.3%
Construction Materials	4.6
Containers & Packaging	13.5
Metals & Mining	20.7
Paper & Forest Products	0.9
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Materials Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Chemicals (60.2%)
	Linde plc	2,038,592	597,797
	Sherwin-Williams Co.	990,702	260,683
	Air Products and Chemicals Inc.	880,824	208,139
	Ecolab Inc.	1,025,828	180,812
	Dow Inc.	2,941,743	173,445
	DuPont de Nemours Inc.	2,060,753	159,441
	Corteva Inc.	2,899,181	150,844
	International Flavors & Fragrances Inc.	1,012,492	134,661
	PPG Industries Inc.	944,257	126,011
	LyondellBasell Industries NV Class A	1,058,889	102,956
	Albemarle Corp.	465,304	91,148
	Mosaic Co.	1,473,387	77,250
	CF Industries Holdings Inc.	853,107	69,264
	Eastman Chemical Co.	534,779	63,355
	Celanese Corp. Class A	433,058	60,316
	FMC Corp.	504,185	59,116
	RPM International Inc.	516,094	43,646
	Huntsman Corp.	823,598	33,306
	Olin Corp.	570,888	29,406
	Valvoline Inc.	716,287	23,158
	Scotts Miracle-Gro Co.	164,724	23,071
*	Axalta Coating Systems Ltd.	816,625	22,082
	Element Solutions Inc.	885,023	21,754
	Ashland Global Holdings Inc.	214,550	19,799
	Avient Corp.	363,491	19,043
	Chemours Co.	647,473	17,870
	Balchem Corp.	128,706	17,805
	Westlake Corp.	152,485	16,821
	Cabot Corp.	225,490	16,497
*	Livent Corp.	642,686	15,135
	HB Fuller Co.	209,101	14,296
	Sensient Technologies Corp.	167,148	13,728
	NewMarket Corp.	33,816	10,745
*	Ingevity Corp.	156,072	10,649
	Quaker Chemical Corp.	53,311	9,895
	Innospec Inc.	98,145	9,373
	Tronox Holdings plc Class A	458,415	9,306
	Minerals Technologies Inc.	132,114	9,247
	Stepan Co.	84,867	8,794
	Trinseo plc	123,519	6,418
*	Ferro Corp.	294,995	6,410
*	Kraton Corp.	127,855	5,901
*	Ginkgo Bioworks Holdings Inc.	1,303,013	5,864
*	GCP Applied Technologies Inc.	176,344	5,569
	AdvanSix Inc.	112,416	4,503
	Orion Engineered Carbons SA	239,749	3,726
	Hawkins Inc.	75,058	3,397
		Shares	Market Value• ($000)
*	Aspen Aerogels Inc.	105,202	3,114
*	Amyris Inc.	673,183	3,070
	Chase Corp.	30,254	2,778
*	Koppers Holdings Inc.	85,115	2,437
*	Origin Materials Inc.	425,499	2,208
*	PureCycle Technologies Inc.	297,797	2,073
	Ecovyst Inc.	161,881	1,769
	Kronos Worldwide Inc.	92,475	1,362
*,1	Danimer Scientific Inc.	319,779	1,273
*	Zymergen Inc.	60,356	231
			2,992,767
Construction Materials (4.6%)
	Vulcan Materials Co.	527,905	95,788
	Martin Marietta Materials Inc.	248,158	94,151
	Eagle Materials Inc.	153,484	21,001
*	Summit Materials Inc. Class A	471,039	14,706
*	Forterra Inc.	120,486	2,839
			228,485
Containers & Packaging (13.5%)
	Ball Corp.	1,288,244	115,607
	Amcor plc	6,097,620	70,915
	International Paper Co.	1,463,150	63,691
	Crown Holdings Inc.	508,592	62,389
	Avery Dennison Corp.	329,360	58,033
	Packaging Corp. of America	377,837	55,614
	Westrock Co.	1,054,063	47,717
	Sealed Air Corp.	589,262	39,557
*	Berry Global Group Inc.	539,679	32,732
	AptarGroup Inc.	261,834	31,912
	Graphic Packaging Holding Co.	1,220,403	25,116
	Sonoco Products Co.	390,800	22,948
	Silgan Holdings Inc.	351,507	14,721
*	O-I Glass Inc.	623,386	7,967
	Greif Inc. Class A	99,936	5,745
	TriMas Corp.	170,569	5,545
*	Ranpak Holdings Corp. Class A	156,774	3,794
	Myers Industries Inc.	123,253	2,049
	Pactiv Evergreen Inc.	173,987	1,674
			667,726
Metals & Mining (20.7%)
	Freeport-McMoRan Inc.	5,840,665	274,219
	Newmont Corp.	3,171,535	209,956
	Nucor Corp.	1,136,676	149,609
	Alcoa Corp.	744,193	56,067
	Steel Dynamics Inc.	789,221	55,703
	Reliance Steel & Aluminum Co.	249,217	47,568
*	Cleveland-Cliffs Inc.	1,890,039	42,261
	Royal Gold Inc.	261,240	31,678
	US Steel Corp.	863,530	23,497
	Commercial Metals Co.	483,081	18,623
*	Allegheny Technologies Inc.	506,278	13,032
		Shares	Market Value• ($000)
*	Arconic Corp.	401,878	12,338
	Hecla Mining Co.	2,138,139	12,316
*,1	MP Materials Corp.	246,989	11,268
	Compass Minerals International Inc.	134,968	7,912
	Worthington Industries Inc.	130,416	7,436
	Carpenter Technology Corp.	191,989	7,370
	Materion Corp.	81,384	6,800
	Warrior Met Coal Inc.	203,833	6,421
	Kaiser Aluminum Corp.	63,301	6,108
*	Century Aluminum Co.	215,025	5,079
	Schnitzer Steel Industries Inc. Class A	103,675	5,044
*	Coeur Mining Inc.	1,025,056	4,408
*	Piedmont Lithium Inc. ADR	63,317	3,327
*	TimkenSteel Corp.	147,209	2,654
	SunCoke Energy Inc.	333,199	2,642
	Ryerson Holding Corp.	69,612	1,818
*	McEwen Mining Inc.	1,546,071	1,225
*	Gatos Silver Inc.	162,631	548
	Ramaco Resources Inc.	34,784	511
			1,027,438
Paper & Forest Products (0.9%)
	Louisiana-Pacific Corp.	349,597	25,153
*	Sylvamo Corp.	140,715	4,911
	Schweitzer-Mauduit International Inc.	125,034	3,903
	Neenah Inc.	67,247	2,619
	Verso Corp. Class A	92,598	2,455
	Glatfelter Corp.	176,393	2,424
	Mercer International Inc.	168,808	2,257
*	Clearwater Paper Corp.	67,070	1,934
			45,656
Total Common Stocks (Cost $4,330,853)			4,962,072

Materials Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.138% (Cost $14,089)	140,912	14,090
Total Investments (100.2%) (Cost $4,344,942)			4,976,162
Other Assets and Liabilities—Net (-0.2%)			(7,966)
Net Assets (100.0%)			4,968,196
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,345,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $11,122,000 was received for securities on loan, of which $11,121,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.
ADR—American Depositary Receipt.

Materials Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
US Steel Corp.	8/31/22	BANA	5,769	(0.070)	10	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
At February 28, 2022, the counterparties had deposited in segregated accounts cash of $1,330,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Statement of Assets and Liabilities
As of February 28, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,330,853)	4,962,072
Affiliated Issuers (Cost $14,089)	14,090
Total Investments in Securities	4,976,162
Investment in Vanguard	167
Cash	896
Receivables for Investment Securities Sold	21,439
Receivables for Accrued Income	7,792
Receivables for Capital Shares Issued	1,056
Unrealized Appreciation—Over-the-Counter Swap Contracts	10
Total Assets	5,007,522
Liabilities
Payables for Investment Securities Purchased	27,392
Collateral for Securities on Loan	11,122
Payables for Capital Shares Redeemed	636
Payables to Vanguard	176
Total Liabilities	39,326
Net Assets	4,968,196
At February 28, 2022, net assets consisted of:

Paid-in Capital	4,348,072
Total Distributable Earnings (Loss)	620,124
Net Assets	4,968,196

ETF Shares—Net Assets
Applicable to 21,092,832 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,881,994
Net Asset Value Per Share—ETF Shares	$184.04

Admiral Shares—Net Assets
Applicable to 11,583,390 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,086,202
Net Asset Value Per Share—Admiral Shares	$93.77

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends[1]	40,516
Interest[2]	2
Securities Lending—Net	11
Total Income	40,529
Expenses
The Vanguard Group—Note B
Investment Advisory Services	256
Management and Administrative— ETF Shares	1,514
Management and Administrative— Admiral Shares	487
Marketing and Distribution— ETF Shares	71
Marketing and Distribution— Admiral Shares	34
Custodian Fees	9
Shareholders’ Reports—ETF Shares	98
Shareholders’ Reports—Admiral Shares	11
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	2,489
Net Investment Income	38,040
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	95,175
Swap Contracts	106
Realized Net Gain (Loss)	95,281
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(180,157)
Swap Contracts	10
Change in Unrealized Appreciation (Depreciation)	(180,147)
Net Increase (Decrease) in Net Assets Resulting from Operations	(46,826)
1	Dividends are net of foreign withholding taxes of $7,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, ($3,000), less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $100,405,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,040	60,940
Realized Net Gain (Loss)	95,281	107,991
Change in Unrealized Appreciation (Depreciation)	(180,147)	931,612
Net Increase (Decrease) in Net Assets Resulting from Operations	(46,826)	1,100,543
Distributions
ETF Shares	(34,400)	(42,151)
Admiral Shares	(9,378)	(12,760)
Total Distributions	(43,778)	(54,911)
Capital Share Transactions
ETF Shares	30,293	1,450,694
Admiral Shares	26,225	247,410
Net Increase (Decrease) from Capital Share Transactions	56,518	1,698,104
Total Increase (Decrease)	(34,086)	2,743,736
Net Assets
Beginning of Period	5,002,282	2,258,546
End of Period	4,968,196	5,002,282

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$187.02	$134.84	$122.80	$134.33	$124.29	$108.16
Investment Operations
Net Investment Income[1]	1.413	2.801	2.522	2.501	2.285	2.175
Net Realized and Unrealized Gain (Loss) on Investments	(2.770)	52.014	12.053	(11.541)	9.961	16.072
Total from Investment Operations	(1.357)	54.815	14.575	(9.040)	12.246	18.247
Distributions
Dividends from Net Investment Income	(1.623)	(2.635)	(2.535)	(2.490)	(2.206)	(2.117)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.623)	(2.635)	(2.535)	(2.490)	(2.206)	(2.117)
Net Asset Value, End of Period	$184.04	$187.02	$134.84	$122.80	$134.33	$124.29
Total Return	-0.72%	41.00%	12.12%	-6.73%	9.91%	17.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,882	$3,924	$1,676	$1,921	$2,749	$1,913
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.52%	1.66%	2.05%	2.04%	1.71%	1.87%
Portfolio Turnover Rate[2]	2%	5%	4%	4%	5%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$95.29	$68.70	$62.57	$68.45	$63.33	$55.11
Investment Operations
Net Investment Income[1]	.721	1.424	1.294	1.282	1.159	1.104
Net Realized and Unrealized Gain (Loss) on Investments	(1.414)	26.507	6.130	(5.892)	5.084	8.195
Total from Investment Operations	(.693)	27.931	7.424	(4.610)	6.243	9.299
Distributions
Dividends from Net Investment Income	(.827)	(1.341)	(1.294)	(1.270)	(1.123)	(1.079)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.827)	(1.341)	(1.294)	(1.270)	(1.123)	(1.079)
Net Asset Value, End of Period	$93.77	$95.29	$68.70	$62.57	$68.45	$63.33
Total Return[2]	-0.72%	41.04%	12.14%	-6.74%	9.91%	17.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,086	$1,078	$583	$482	$452	$372
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.52%	1.67%	2.08%	2.04%	1.71%	1.87%
Portfolio Turnover Rate[3]	2%	5%	4%	4%	5%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Notes to Financial Statements
Vanguard Materials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

Materials Index Fund
after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of

Materials Index Fund
trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $167,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,962,072	—	—	4,962,072
Temporary Cash Investments	14,090	—	—	14,090
Total	4,976,162	—	—	4,976,162
Derivative Financial Instruments
Assets
Swap Contracts	—	10	—	10
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,358,174
Gross Unrealized Appreciation	790,610
Gross Unrealized Depreciation	(172,622)
Net Unrealized Appreciation (Depreciation)	617,988
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $103,739,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $401,283,000 of investment securities and sold $350,759,000 of investment securities, other than temporary cash investments. Purchases and sales include $256,270,000 and $272,534,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of

Materials Index Fund
trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $10,481,000 and sales were $0, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	304,181	1,609	1,856,866	11,008
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(273,888)	(1,500)	(406,172)	(2,450)
Net Increase (Decrease)—ETF Shares	30,293	109	1,450,694	8,558
Admiral Shares
Issued	157,500	1,652	454,856	5,232
Issued in Lieu of Cash Distributions	8,444	91	11,777	146
Redeemed	(139,719)	(1,472)	(219,223)	(2,551)
Net Increase (Decrease)—Admiral Shares	26,225	271	247,410	2,827
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

Utilities Index Fund
Fund Allocation
As of February 28, 2022
Electric Utilities	59.6%
Gas Utilities	4.7
Independent Power and Renewable Electricity Producers	3.5
Multi-Utilities	27.7
Water Utilities	4.5
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Utilities Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Electric Utilities (59.4%)
	NextEra Energy Inc.	12,704,828	994,407
	Duke Energy Corp.	4,981,469	500,189
	Southern Co.	6,862,195	444,464
	American Electric Power Co. Inc.	3,261,100	295,619
	Exelon Corp.	6,334,572	269,599
	Xcel Energy Inc.	3,487,915	234,841
	Eversource Energy	2,226,133	182,098
	Edison International	2,459,886	156,006
	FirstEnergy Corp.	3,525,102	147,526
	Entergy Corp.	1,301,349	136,915
	PPL Corp.	4,860,783	127,207
*	PG&E Corp.	9,641,483	109,624
	Constellation Energy Corp.	2,110,484	97,040
	Alliant Energy Corp.	1,621,119	94,673
	Evergy Inc.	1,484,745	92,663
	NRG Energy Inc.	1,585,345	59,989
	Pinnacle West Capital Corp.	730,479	51,740
	OGE Energy Corp.	1,296,090	48,668
	IDACORP Inc.	327,092	34,001
	Portland General Electric Co.	578,895	29,391
	Hawaiian Electric Industries Inc.	707,782	29,005
	PNM Resources Inc.	528,170	23,857
	Avangrid Inc.	501,026	22,481
	ALLETE Inc.	340,526	21,433
	MGE Energy Inc.	234,128	16,862
	Otter Tail Corp.	268,786	16,627
			4,236,925
Gas Utilities (4.7%)
	Atmos Energy Corp.	857,381	94,149
	UGI Corp.	1,354,605	52,071
	National Fuel Gas Co.	560,878	34,909
	ONE Gas Inc.	346,970	28,830
		Shares	Market Value• ($000)
	Southwest Gas Holdings Inc.	391,014	27,738
	New Jersey Resources Corp.	621,306	27,101
	South Jersey Industries Inc.	728,255	24,710
	Spire Inc.	334,821	22,470
	Chesapeake Utilities Corp.	114,093	15,169
	Northwest Natural Holding Co.	198,886	10,344
			337,491
Independent Power and Renewable Electricity Producers (3.5%)
	AES Corp.	4,316,788	91,645
	Vistra Corp.	2,812,384	64,179
[1]	NextEra Energy Partners LP	496,061	38,698
	Ormat Technologies Inc. (XNYS)	290,212	20,707
	Clearway Energy Inc. Class C	483,640	16,153
*	Sunnova Energy International Inc.	544,793	10,978
	Clearway Energy Inc. Class A	233,603	7,146
			249,506
Multi-Utilities (27.6%)
	Dominion Energy Inc.	5,244,135	417,066
	Sempra Energy (XNYS)	1,987,706	286,667
	Public Service Enterprise Group Inc.	3,274,136	212,262
	Consolidated Edison Inc.	2,290,474	196,454
	WEC Energy Group Inc.	2,042,398	185,613
	DTE Energy Co.	1,254,341	152,515
	Ameren Corp.	1,567,968	134,767
	CMS Energy Corp.	1,875,778	120,069
	CenterPoint Energy Inc.	4,071,749	111,362
	NiSource Inc.	2,542,703	73,561
	Black Hills Corp.	413,221	28,921
		Shares	Market Value• ($000)
	NorthWestern Corp.	356,070	21,535
	Avista Corp.	458,458	20,461
	Unitil Corp.	103,269	5,214
			1,966,467
Water Utilities (4.5%)
	American Water Works Co. Inc.	1,175,449	177,598
	Essential Utilities Inc.	1,554,675	73,241
	American States Water Co.	239,105	20,123
	California Water Service Group	340,801	19,402
	SJW Group	183,420	11,963
	Middlesex Water Co.	113,366	11,335
	York Water Co.	84,623	3,797
			317,459
Total Common Stocks (Cost $6,407,988)			7,107,848
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 0.138% (Cost $883)	8,835	884
Total Investments (99.7%) (Cost $6,408,871)			7,108,732
Other Assets and Liabilities—Net (0.3%)			20,218
Net Assets (100.0%)			7,128,950
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $882,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $881,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ameren Corp.	1/31/23	GSI	8,438	(0.070)	157	—
Sempra Energy	8/31/22	BANA	11,538	(0.070)	—	(1)
					157	(1)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Statement of Assets and Liabilities
As of February 28, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,407,988)	7,107,848
Affiliated Issuers (Cost $883)	884
Total Investments in Securities	7,108,732
Investment in Vanguard	243
Receivables for Investment Securities Sold	38,298
Receivables for Accrued Income	30,807
Receivables for Capital Shares Issued	2,673
Unrealized Appreciation—Over-the-Counter Swap Contracts	157
Total Assets	7,180,910
Liabilities
Due to Custodian	2,668
Payables for Investment Securities Purchased	47,302
Collateral for Securities on Loan	881
Payables for Capital Shares Redeemed	858
Payables to Vanguard	250
Unrealized Depreciation—Over-the-Counter Swap Contracts	1
Total Liabilities	51,960
Net Assets	7,128,950
At February 28, 2022, net assets consisted of:

Paid-in Capital	6,465,970
Total Distributable Earnings (Loss)	662,980
Net Assets	7,128,950

ETF Shares—Net Assets
Applicable to 37,076,674 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,498,675
Net Asset Value Per Share—ETF Shares	$148.31

Admiral Shares—Net Assets
Applicable to 21,910,520 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,630,275
Net Asset Value Per Share—Admiral Shares	$74.41

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends	104,428
Interest[1]	6
Securities Lending—Net	—
Total Income	104,434
Expenses
The Vanguard Group—Note B
Investment Advisory Services	361
Management and Administrative— ETF Shares	2,140
Management and Administrative— Admiral Shares	639
Marketing and Distribution— ETF Shares	81
Marketing and Distribution— Admiral Shares	51
Custodian Fees	27
Shareholders’ Reports—ETF Shares	67
Shareholders’ Reports—Admiral Shares	14
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	3,390
Net Investment Income	101,044
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	110,865
Futures Contracts	(266)
Swap Contracts	705
Realized Net Gain (Loss)	111,304
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(160,143)
Swap Contracts	345
Change in Unrealized Appreciation (Depreciation)	(159,798)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,550
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,000, ($6,000), less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $114,120,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	101,044	183,942
Realized Net Gain (Loss)	111,304	151,206
Change in Unrealized Appreciation (Depreciation)	(159,798)	723,073
Net Increase (Decrease) in Net Assets Resulting from Operations	52,550	1,058,221
Distributions
ETF Shares	(79,431)	(135,410)
Admiral Shares	(24,246)	(42,248)
Total Distributions	(103,677)	(177,658)
Capital Share Transactions
ETF Shares	411,088	438,772
Admiral Shares	61,503	92,887
Net Increase (Decrease) from Capital Share Transactions	472,591	531,659
Total Increase (Decrease)	421,464	1,412,222
Net Assets
Beginning of Period	6,707,486	5,295,264
End of Period	7,128,950	6,707,486

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$149.52	$129.35	$139.09	$119.32	$120.75	$107.35
Investment Operations
Net Investment Income[1]	2.188	4.310	4.306	4.087	3.757	3.697
Net Realized and Unrealized Gain (Loss) on Investments	(1.147)	20.048	(9.802)	19.562	(1.434)	13.374
Total from Investment Operations	1.041	24.358	(5.496)	23.649	2.323	17.071
Distributions
Dividends from Net Investment Income	(2.251)	(4.188)	(4.244)	(3.879)	(3.753)	(3.671)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.251)	(4.188)	(4.244)	(3.879)	(3.753)	(3.671)
Net Asset Value, End of Period	$148.31	$149.52	$129.35	$139.09	$119.32	$120.75
Total Return	0.72%	19.19%	-4.08%	20.17%	2.05%	16.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,499	$5,126	$4,014	$4,107	$2,809	$2,689
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.97%	3.09%	3.18%	3.22%	3.25%	3.33%
Portfolio Turnover Rate[2]	1%	6%	5%	4%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$75.01	$64.89	$69.78	$59.86	$60.58	$53.86
Investment Operations
Net Investment Income[1]	1.092	2.166	2.163	2.038	1.883	1.863
Net Realized and Unrealized Gain (Loss) on Investments	(.563)	10.055	(4.924)	9.828	(.719)	6.698
Total from Investment Operations	.529	12.221	(2.761)	11.866	1.164	8.561
Distributions
Dividends from Net Investment Income	(1.129)	(2.101)	(2.129)	(1.946)	(1.884)	(1.841)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.129)	(2.101)	(2.129)	(1.946)	(1.884)	(1.841)
Net Asset Value, End of Period	$74.41	$75.01	$64.89	$69.78	$59.86	$60.58
Total Return[2]	0.74%	19.22%	-4.05%	20.19%	2.04%	16.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,630	$1,582	$1,281	$1,266	$868	$845
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.96%	3.10%	3.18%	3.22%	3.25%	3.33%
Portfolio Turnover Rate[3]	1%	6%	5%	4%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Notes to Financial Statements
Vanguard Utilities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2022.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the

Utilities Index Fund
event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank

Utilities Index Fund
Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $243,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Utilities Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,107,848	—	—	7,107,848
Temporary Cash Investments	884	—	—	884
Total	7,108,732	—	—	7,108,732
Derivative Financial Instruments
Assets
Swap Contracts	—	157	—	157
Liabilities
Swap Contracts	—	1	—	1
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,419,756
Gross Unrealized Appreciation	804,889
Gross Unrealized Depreciation	(115,913)
Net Unrealized Appreciation (Depreciation)	688,976
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $174,481,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $939,644,000 of investment securities and sold $468,329,000 of investment securities, other than temporary cash investments. Purchases and sales include $736,847,000 and $420,160,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $161,000 and sales were $8,002,000, resulting in net realized gain of $109,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	831,569	5,646	1,157,689	8,423
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(420,481)	(2,850)	(718,917)	(5,175)
Net Increase (Decrease)—ETF Shares	411,088	2,796	438,772	3,248
Admiral Shares
Issued	184,379	2,476	472,916	6,793
Issued in Lieu of Cash Distributions	18,109	249	33,142	489
Redeemed	(140,985)	(1,900)	(413,171)	(5,940)
Net Increase (Decrease)—Admiral Shares	61,503	825	92,887	1,342

Utilities Index Fund
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

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Connect with Vanguard® > vanguard.com
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. The prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with Vanguard and any related funds.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q4832 042022

Semiannual Report  |  February 28, 2022
Vanguard Extended Duration Treasury Index Fund

Contents
About Your Fund's Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2022
	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return
Extended Duration Treasury Index Fund
ETF Shares	$1,000.00	$930.10	$0.29
Institutional Shares	1,000.00	929.90	0.29
Institutional Plus Shares	1,000.00	930.20	0.19
Based on Hypothetical 5% Yearly Return
Extended Duration Treasury Index Fund
ETF Shares	$1,000.00	$1,024.50	$0.30
Institutional Shares	1,000.00	1,024.50	0.30
Institutional Plus Shares	1,000.00	1,024.60	0.20
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.06% for ETF Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Extended Duration Treasury Index Fund
Distribution by Stated Maturity
As of February 28, 2022
20 - 25 Years	51.6%
25 - 30 Years	48.4
The table reflects the fund's investments, except for short-term investments.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Extended Duration Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	5/15/42	54,425	33,170
United States Treasury Strip Coupon	0.000%	8/15/42	75,222	45,533
United States Treasury Strip Coupon	0.000%	11/15/42	63,976	38,471
United States Treasury Strip Coupon	0.000%	2/15/43	58,617	35,065
United States Treasury Strip Coupon	0.000%	5/15/43	81,844	48,544
United States Treasury Strip Coupon	0.000%	8/15/43	66,009	38,945
United States Treasury Strip Coupon	0.000%	11/15/43	62,457	36,615
United States Treasury Strip Coupon	0.000%	2/15/44	66,562	38,674
United States Treasury Strip Coupon	0.000%	5/15/44	51,067	29,551
United States Treasury Strip Coupon	0.000%	8/15/44	51,773	29,830
United States Treasury Strip Coupon	0.000%	11/15/44	52,600	30,118
United States Treasury Strip Coupon	0.000%	2/15/45	51,467	29,252
United States Treasury Strip Coupon	0.000%	5/15/45	61,609	34,852
United States Treasury Strip Coupon	0.000%	8/15/45	59,011	33,226
United States Treasury Strip Coupon	0.000%	11/15/45	56,680	31,728
United States Treasury Strip Coupon	0.000%	2/15/46	51,373	28,616
United States Treasury Strip Coupon	0.000%	5/15/46	51,226	28,390
United States Treasury Strip Coupon	0.000%	8/15/46	59,873	32,958
United States Treasury Strip Coupon	0.000%	11/15/46	61,175	33,570
United States Treasury Strip Coupon	0.000%	2/15/47	50,892	27,772
United States Treasury Strip Coupon	0.000%	5/15/47	51,432	28,018
United States Treasury Strip Coupon	0.000%	8/15/47	60,862	33,284
United States Treasury Strip Coupon	0.000%	11/15/47	56,678	30,876
United States Treasury Strip Coupon	0.000%	2/15/48	60,067	32,591
United States Treasury Strip Coupon	0.000%	5/15/48	50,820	27,522
United States Treasury Strip Coupon	0.000%	8/15/48	68,239	36,833
United States Treasury Strip Coupon	0.000%	11/15/48	59,494	31,950
United States Treasury Strip Coupon	0.000%	2/15/49	50,235	26,994
United States Treasury Strip Coupon	0.000%	5/15/49	54,289	29,091
United States Treasury Strip Coupon	0.000%	8/15/49	59,916	31,966
United States Treasury Strip Coupon	0.000%	11/15/49	55,012	29,238
United States Treasury Strip Coupon	0.000%	2/15/50	59,084	31,347
United States Treasury Strip Coupon	0.000%	5/15/50	64,405	34,009
United States Treasury Strip Coupon	0.000%	8/15/50	60,620	31,887
United States Treasury Strip Coupon	0.000%	11/15/50	56,354	29,581
United States Treasury Strip Coupon	0.000%	2/15/51	64,454	33,793
United States Treasury Strip Coupon	0.000%	5/15/51	28,386	14,903
United States Treasury Strip Coupon	0.000%	8/15/51	8,788	4,592
United States Treasury Strip Coupon	0.000%	11/15/51	17,790	9,274
4

Extended Duration Treasury Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Strip Coupon	0.000%	2/15/52	862	451
United States Treasury Strip Principal	0.000%	5/15/42	61,125	38,361
United States Treasury Strip Principal	0.000%	8/15/42	49,785	30,910
United States Treasury Strip Principal	0.000%	11/15/42	51,002	31,422
United States Treasury Strip Principal	0.000%	2/15/43	49,172	30,056
United States Treasury Strip Principal	0.000%	5/15/43	41,149	24,966
United States Treasury Strip Principal	0.000%	8/15/43	47,078	28,405
United States Treasury Strip Principal	0.000%	11/15/43	49,528	29,725
United States Treasury Strip Principal	0.000%	2/15/44	40,502	24,130
United States Treasury Strip Principal	0.000%	5/15/44	46,690	27,678
United States Treasury Strip Principal	0.000%	8/15/44	61,845	36,411
United States Treasury Strip Principal	0.000%	11/15/44	49,218	28,839
United States Treasury Strip Principal	0.000%	2/15/45	38,827	22,577
United States Treasury Strip Principal	0.000%	5/15/45	60,483	35,009
United States Treasury Strip Principal	0.000%	8/15/45	59,833	34,488
United States Treasury Strip Principal	0.000%	11/15/45	58,645	33,675
United States Treasury Strip Principal	0.000%	2/15/46	52,283	29,818
United States Treasury Strip Principal	0.000%	5/15/46	51,384	29,152
United States Treasury Strip Principal	0.000%	8/15/46	60,839	34,369
United States Treasury Strip Principal	0.000%	11/15/46	59,732	33,627
United States Treasury Strip Principal	0.000%	2/15/47	54,213	30,419
United States Treasury Strip Principal	0.000%	5/15/47	53,140	29,750
United States Treasury Strip Principal	0.000%	8/15/47	53,371	29,929
United States Treasury Strip Principal	0.000%	11/15/47	56,569	31,568
United States Treasury Strip Principal	0.000%	2/15/48	56,977	31,880
United States Treasury Strip Principal	0.000%	5/15/48	59,886	33,447
United States Treasury Strip Principal	0.000%	8/15/48	44,847	24,859
United States Treasury Strip Principal	0.000%	11/15/48	51,577	28,694
United States Treasury Strip Principal	0.000%	2/15/49	63,489	35,142
United States Treasury Strip Principal	0.000%	5/15/49	51,592	28,388
United States Treasury Strip Principal	0.000%	8/15/49	51,222	27,988
United States Treasury Strip Principal	0.000%	11/15/49	53,386	29,158
United States Treasury Strip Principal	0.000%	2/15/50	57,457	31,126
United States Treasury Strip Principal	0.000%	5/15/50	76,299	40,915
United States Treasury Strip Principal	0.000%	8/15/50	78,194	41,736
United States Treasury Strip Principal	0.000%	11/15/50	52,350	27,844
United States Treasury Strip Principal	0.000%	2/15/51	82,769	43,939
United States Treasury Strip Principal	0.000%	5/15/51	87,959	46,928
United States Treasury Strip Principal	0.000%	8/15/51	90,188	47,588
United States Treasury Strip Principal	0.000%	11/15/51	78,942	41,537
United States Treasury Strip Principal	0.000%	2/15/52	72,199	38,017
Total U.S. Government and Agency Obligations (Cost $2,674,298)				2,517,550
5

Extended Duration Treasury Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $115)	0.138%	1,146	115
Total Investments (100.0%) (Cost $2,674,413)				2,517,665
Other Assets and Liabilities—Net (0.0%)				(154)
Net Assets (100%)				2,517,511
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Extended Duration Treasury Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,674,298)	2,517,550
Affiliated Issuers (Cost $115)	115
Total Investments in Securities	2,517,665
Investment in Vanguard	88
Receivables for Investment Securities Sold	66,736
Receivables for Capital Shares Issued	19
Total Assets	2,584,508
Liabilities
Due to Custodian	121
Payables for Investment Securities Purchased	66,826
Payables to Vanguard	50
Total Liabilities	66,997
Net Assets	2,517,511
7

Extended Duration Treasury Index Fund
Statement of Assets and Liabilities (continued)
At February 28, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	2,676,276
Total Distributable Earnings (Loss)	(158,765)
Net Assets	2,517,511

ETF Shares—Net Assets
Applicable to 10,425,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,350,353
Net Asset Value Per Share—ETF Shares	$129.53

Institutional Shares—Net Assets
Applicable to 18,347,855 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	717,945
Net Asset Value Per Share—Institutional Shares	$39.13

Institutional Plus Shares—Net Assets
Applicable to 4,573,056 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	449,213
Net Asset Value Per Share—Institutional Plus Shares	$98.23
See accompanying Notes, which are an integral part of the Financial Statements.
8

Extended Duration Treasury Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Interest[1]	25,648
Total Income	25,648
Expenses
The Vanguard Group—Note B
Investment Advisory Services	24
Management and Administrative—ETF Shares	318
Management and Administrative—Institutional Shares	194
Management and Administrative—Institutional Plus Shares	85
Marketing and Distribution—ETF Shares	25
Marketing and Distribution—Institutional Shares	17
Marketing and Distribution—Institutional Plus Shares	4
Custodian Fees	2
Shareholders’ Reports—ETF Shares	21
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	700
Net Investment Income	24,948
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	17,149
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(225,217)
Net Increase (Decrease) in Net Assets Resulting from Operations	(183,120)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1,000. Purchases and sales are for temporary cash investment purposes.
2	Includes $31,731,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Extended Duration Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	24,948	50,680
Realized Net Gain (Loss)	17,149	193,938
Change in Unrealized Appreciation (Depreciation)	(225,217)	(490,660)
Net Increase (Decrease) in Net Assets Resulting from Operations	(183,120)	(246,042)
Distributions
ETF Shares	(12,639)	(73,445)
Institutional Shares	(7,496)	(44,948)
Institutional Plus Shares	(4,928)	(26,453)
Total Distributions	(25,063)	(144,846)
Capital Share Transactions
ETF Shares	182,495	(318,357)
Institutional Shares	(10,829)	19,832
Institutional Plus Shares	(16,647)	(128,823)
Net Increase (Decrease) from Capital Share Transactions	155,019	(427,348)
Total Increase (Decrease)	(53,164)	(818,236)
Net Assets
Beginning of Period	2,570,675	3,388,911
End of Period	2,517,511	2,570,675
See accompanying Notes, which are an integral part of the Financial Statements.
10

Extended Duration Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$140.69	$163.11	$146.43	$113.39	$120.92	$139.77
Investment Operations
Net Investment Income[1]	1.351	2.795	3.146	3.347	3.353	3.383
Net Realized and Unrealized Gain (Loss) on Investments[2]	(11.122)	(17.061)	18.113	32.972	(7.272)	(16.377)
Total from Investment Operations	(9.771)	(14.266)	21.259	36.319	(3.919)	(12.994)
Distributions
Dividends from Net Investment Income	(1.389)	(2.820)	(3.329)	(3.279)	(3.314)	(3.402)
Distributions from Realized Capital Gains	—	(5.334)	(1.250)	—	(.297)	(2.454)
Total Distributions	(1.389)	(8.154)	(4.579)	(3.279)	(3.611)	(5.856)
Net Asset Value, End of Period	$129.53	$140.69	$163.11	$146.43	$113.39	$120.92
Total Return	-6.99%	-8.94%	14.98%	32.92%	-3.24%	-8.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,350	$1,277	$1,810	$1,333	$658	$623
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.00%	1.93%	2.06%	2.87%	2.93%	2.90%
Portfolio Turnover Rate[3]	7%	23%	17%	20%	18%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.02, $.07, $.07, $.04, $.07, and $.16.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Extended Duration Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$42.50	$49.27	$44.24	$34.25	$36.52	$42.20
Investment Operations
Net Investment Income[1]	.408	.842	.959	1.015	1.016	1.024
Net Realized and Unrealized Gain (Loss) on Investments[2]	(3.362)	(5.143)	5.459	9.967	(2.191)	(4.934)
Total from Investment Operations	(2.954)	(4.301)	6.418	10.982	(1.175)	(3.910)
Distributions
Dividends from Net Investment Income	(.416)	(.857)	(1.010)	(.992)	(1.005)	(1.030)
Distributions from Realized Capital Gains	—	(1.612)	(.378)	—	(.090)	(.740)
Total Distributions	(.416)	(2.469)	(1.388)	(.992)	(1.095)	(1.770)
Net Asset Value, End of Period	$39.13	$42.50	$49.27	$44.24	$34.25	$36.52
Total Return[3]	-7.01%	-8.95%	14.98%	32.94%	-3.23%	-8.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$718	$789	$889	$862	$787	$682
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.99%	1.96%	2.10%	2.88%	2.94%	2.91%
Portfolio Turnover Rate[4]	7%	23%	17%	20%	18%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.02, $.02, $.01, $.02, and $.05.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Extended Duration Treasury Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$106.68	$123.70	$111.06	$85.99	$91.68	$105.93
Investment Operations
Net Investment Income[1]	1.035	2.140	2.432	2.564	2.568	2.588
Net Realized and Unrealized Gain (Loss) on Investments[2]	(8.431)	(12.941)	13.716	25.015	(5.492)	(12.375)
Total from Investment Operations	(7.396)	(10.801)	16.148	27.579	(2.924)	(9.787)
Distributions
Dividends from Net Investment Income	(1.054)	(2.173)	(2.560)	(2.509)	(2.541)	(2.603)
Distributions from Realized Capital Gains	—	(4.046)	(.948)	—	(.225)	(1.860)
Total Distributions	(1.054)	(6.219)	(3.508)	(2.509)	(2.766)	(4.463)
Net Asset Value, End of Period	$98.23	$106.68	$123.70	$111.06	$85.99	$91.68
Total Return[3]	-6.98%	-8.95%	15.02%	32.95%	-3.20%	-8.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$449	$505	$689	$780	$533	$367
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.01%	1.96%	2.12%	2.90%	2.96%	2.93%
Portfolio Turnover Rate[4]	7%	23%	17%	20%	18%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.02, $.05, $.05, $.03, $.06, and $.12.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Extended Duration Treasury Index Fund
Notes to Financial Statements
Vanguard Extended Duration Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
14

Extended Duration Treasury Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $88,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
15

Extended Duration Treasury Index Fund
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,517,550	—	2,517,550
Temporary Cash Investments	115	—	—	115
Total	115	2,517,550	—	2,517,665
D.  As of February 28, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,675,085
Gross Unrealized Appreciation	69,001
Gross Unrealized Depreciation	(226,421)
Net Unrealized Appreciation (Depreciation)	(157,420)
E.  During the six months ended February 28, 2022, the fund purchased $855,917,000 of investment securities and sold $726,971,000 of investment securities, other than temporary cash investments. Purchases and sales include $675,351,000 and $493,217,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
16

Extended Duration Treasury Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	676,655	5,000	1,362,442	9,725
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(494,160)	(3,650)	(1,680,799)	(11,750)
Net Increase (Decrease)—ETF Shares	182,495	1,350	(318,357)	(2,025)
Institutional Shares
Issued[1]	36,391	912	267,929	6,594
Issued in Lieu of Cash Distributions	7,481	179	44,716	998
Redeemed	(54,701)	(1,302)	(292,813)	(7,084)
Net Increase (Decrease)—Institutional Shares	(10,829)	(211)	19,832	508
Institutional Plus Shares
Issued[1]	—	—	125,438	1,272
Issued in Lieu of Cash Distributions	4,928	47	26,453	234
Redeemed	(21,575)	(210)	(280,714)	(2,340)
Net Increase (Decrease)—Institutional Plus Shares	(16,647)	(163)	(128,823)	(834)
1	Includes purchase fees for fiscal 2022 and 2021 of $385,000 and $1,200,000, respectively (fund totals).
G.  Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
17

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q12752 042022

Semiannual Report   |   February 28, 2022
Vanguard Mega Cap Index Funds
Vanguard Mega Cap Index Fund
Vanguard Mega Cap Growth Index Fund
Vanguard Mega Cap Value Index Fund

Contents
About Your Fund’s Expenses	1
Mega Cap Index Fund	3
Mega Cap Growth Index Fund	18
Mega Cap Value Index Fund	31

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2022
	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return
Mega Cap Index Fund
ETF Shares	$1,000.00	$962.60	$0.34
Institutional Shares	1,000.00	962.70	0.29
Mega Cap Growth Index Fund
ETF Shares	$1,000.00	$910.40	$0.33
Institutional Shares	1,000.00	910.50	0.28
Mega Cap Value Index Fund
ETF Shares	$1,000.00	$1,031.00	$0.35
Institutional Shares	1,000.00	1,031.10	0.30
Based on Hypothetical 5% Yearly Return
Mega Cap Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Institutional Shares	1,000.00	1,024.50	0.30
Mega Cap Growth Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Institutional Shares	1,000.00	1,024.50	0.30
Mega Cap Value Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Institutional Shares	1,000.00	1,024.50	0.30
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Mega Cap Index Fund, 0.07% for ETF Shares and 0.06% for Institutional Shares; for the Mega Cap Growth Index Fund, 0.07% for ETF Shares and 0.06% for Institutional Shares; and for the Mega Cap Value Index Fund, 0.07% for ETF Shares and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Mega Cap Index Fund
Fund Allocation
As of February 28, 2022
Basic Materials	1.3%
Consumer Discretionary	15.5
Consumer Staples	5.6
Energy	3.0
Financials	10.8
Health Care	13.1
Industrials	11.4
Real Estate	1.3
Technology	32.9
Telecommunications	3.0
Utilities	2.1
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Mega Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (1.3%)
	Linde plc	69,079	20,257
	Freeport-McMoRan Inc.	198,366	9,313
	Newmont Corp.	107,481	7,115
	Air Products and Chemicals Inc.	29,862	7,057
	Ecolab Inc.	34,844	6,142
	Dow Inc.	99,836	5,886
			55,770
Consumer Discretionary (15.5%)
*	Amazon.com Inc.	58,113	178,480
*	Tesla Inc.	108,421	94,373
	Home Depot Inc.	140,910	44,504
*	Walt Disney Co.	245,273	36,413
	Costco Wholesale Corp.	59,613	30,954
	Walmart Inc.	188,147	25,430
	McDonald's Corp.	100,790	24,670
*	Netflix Inc.	59,746	23,571
	NIKE Inc. Class B	172,416	23,543
	Lowe's Cos. Inc.	90,966	20,109
	Starbucks Corp.	158,357	14,536
	Target Corp.	64,709	12,927
*	Booking Holdings Inc.	5,591	12,145
	TJX Cos. Inc.	154,224	10,194
	Ford Motor Co.	529,558	9,299
	Estee Lauder Cos. Inc. Class A	29,766	8,821
	Activision Blizzard Inc.	105,230	8,576
*	General Motors Co.	176,404	8,242
*	Uber Technologies Inc.	196,265	7,071
*	Airbnb Inc. Class A	44,457	6,735
*	Marriott International Inc. Class A	37,306	6,347
	Dollar General Corp.	31,437	6,235
*	O'Reilly Automotive Inc.	9,113	5,916
*	Lululemon Athletica Inc.	15,912	5,091
	Electronic Arts Inc.	38,152	4,963
	Yum! Brands Inc.	39,562	4,849
	Ross Stores Inc.	47,930	4,380
	eBay Inc.	80,219	4,379
*	Hilton Worldwide Holdings Inc.	18,891	2,812
*	Chipotle Mexican Grill Inc. Class A	1,779	2,710
*	AutoZone Inc.	1,406	2,620
*	Roblox Corp. Class A	39,112	2,017
*	Carvana Co. Class A	11,588	1,744
		Shares	Market Value• ($000)
*	Rivian Automotive Inc. Class A	23,840	1,611
	VF Corp.	23,936	1,389
*	Las Vegas Sands Corp.	28,388	1,217
*,1	Lucid Group Inc.	27,625	801
			659,674
Consumer Staples (5.6%)
	Procter & Gamble Co.	326,575	50,910
	Coca-Cola Co.	524,575	32,649
	PepsiCo Inc.	186,580	30,551
	Philip Morris International Inc.	210,188	21,244
	CVS Health Corp.	178,095	18,459
	Altria Group Inc.	247,875	12,713
	Mondelez International Inc. Class A	188,221	12,325
	Colgate-Palmolive Co.	113,774	8,755
	Sysco Corp.	69,241	6,031
	Kimberly-Clark Corp.	45,451	5,915
	General Mills Inc.	81,832	5,518
	Walgreens Boots Alliance Inc.	99,146	4,570
	Constellation Brands Inc. Class A	21,021	4,533
*	Monster Beverage Corp.	50,070	4,226
	Keurig Dr Pepper Inc.	105,104	4,064
	Hershey Co.	19,577	3,960
	Kraft Heinz Co.	90,797	3,561
	Archer-Daniels-Midland Co.	37,571	2,947
	McKesson Corp.	10,259	2,821
	Brown-Forman Corp. Class B	38,755	2,528
	Brown-Forman Corp. Class A	5,665	346
			238,626
Energy (3.0%)
	Exxon Mobil Corp.	571,378	44,807
	Chevron Corp.	260,129	37,459
	ConocoPhillips	177,934	16,879
	EOG Resources Inc.	79,053	9,085
	Schlumberger NV	189,461	7,434
	Kinder Morgan Inc.	275,261	4,790
	Marathon Petroleum Corp.	41,521	3,233
	Williams Cos. Inc.	82,002	2,565
	Phillips 66	29,355	2,473
			128,725
4

Mega Cap Index Fund
		Shares	Market Value• ($000)
Financials (10.7%)
*	Berkshire Hathaway Inc. Class B	228,970	73,602
	JPMorgan Chase & Co.	398,792	56,549
	Bank of America Corp.	939,029	41,505
	Wells Fargo & Co.	538,154	28,721
	Morgan Stanley	193,718	17,578
	Charles Schwab Corp.	207,774	17,549
	S&P Global Inc.	45,374	17,047
	Citigroup Inc.	267,781	15,861
	Goldman Sachs Group Inc.	45,477	15,521
	BlackRock Inc.	18,471	13,740
	Blackstone Inc.	92,781	11,827
	CME Group Inc.	48,458	11,462
	PNC Financial Services Group Inc.	57,012	11,360
	Truist Financial Corp.	180,114	11,207
	Marsh & McLennan Cos. Inc.	68,135	10,589
	US Bancorp	179,998	10,177
	Chubb Ltd.	49,420	10,064
	Intercontinental Exchange Inc.	76,121	9,753
	Progressive Corp.	78,859	8,353
	Aon plc Class A (XNYS)	28,281	8,262
	Moody's Corp.	21,329	6,869
	MetLife Inc.	85,154	5,752
	Travelers Cos. Inc.	33,176	5,701
	Prudential Financial Inc.	51,035	5,698
	Bank of New York Mellon Corp.	100,323	5,332
	Aflac Inc.	80,313	4,906
	Allstate Corp.	38,680	4,733
	KKR & Co. Inc.	75,005	4,509
	T Rowe Price Group Inc.	30,336	4,385
	American International Group Inc.	55,984	3,428
*	Coinbase Global Inc. Class A	17,765	3,389
*	Berkshire Hathaway Inc. Class A	5	2,381
	Rocket Cos. Inc. Class A	18,197	235
			458,045
Health Care (13.0%)
	UnitedHealth Group Inc.	127,068	60,468
	Johnson & Johnson	355,226	58,459
	Pfizer Inc.	757,368	35,551
	AbbVie Inc.	238,509	35,244
	Eli Lilly & Co.	116,133	29,027
	Thermo Fisher Scientific Inc.	53,164	28,921
	Abbott Laboratories	238,556	28,775
	Merck & Co. Inc.	340,826	26,100
	Danaher Corp.	86,839	23,829
	Bristol-Myers Squibb Co.	299,689	20,580
	Medtronic plc	181,536	19,059
	Amgen Inc.	76,006	17,214
	Anthem Inc.	32,741	14,794
*	Intuitive Surgical Inc.	48,234	14,004
	Zoetis Inc.	63,864	12,367
	Stryker Corp.	45,807	12,063
	Cigna Corp.	44,712	10,632
	Becton Dickinson and Co.	38,351	10,404
	Gilead Sciences Inc.	169,451	10,235
*	Edwards Lifesciences Corp.	84,314	9,474
*	Boston Scientific Corp.	192,116	8,486
		Shares	Market Value• ($000)
*	Regeneron Pharmaceuticals Inc.	13,571	8,392
*	Vertex Pharmaceuticals Inc.	34,316	7,893
	HCA Healthcare Inc.	31,486	7,881
	Humana Inc.	17,318	7,522
*	Moderna Inc.	46,477	7,139
*	Illumina Inc.	21,054	6,876
	Baxter International Inc.	67,457	5,732
	Agilent Technologies Inc.	40,679	5,303
*	Align Technology Inc.	10,127	5,180
*	Biogen Inc.	19,823	4,183
*	IDEXX Laboratories Inc.	5,755	3,064
	Zimmer Biomet Holdings Inc.	14,088	1,792
			556,643
Industrials (11.4%)
	Visa Inc. Class A	225,323	48,697
	Mastercard Inc. Class A	118,326	42,694
	Accenture plc Class A	88,638	28,011
	Union Pacific Corp.	86,765	21,340
	Raytheon Technologies Corp.	202,005	20,746
	United Parcel Service Inc. Class B	98,454	20,717
*	PayPal Holdings Inc.	158,526	17,744
	Honeywell International Inc.	92,896	17,627
*	Boeing Co.	79,309	16,285
	American Express Co.	78,347	15,242
	General Electric Co.	148,326	14,167
	Lockheed Martin Corp.	31,654	13,731
	Caterpillar Inc.	73,020	13,697
	Deere & Co.	37,649	13,554
	Automatic Data Processing Inc.	56,893	11,631
	3M Co.	77,788	11,563
	CSX Corp.	299,344	10,151
	Capital One Financial Corp.	57,433	8,803
	Northrop Grumman Corp.	19,258	8,515
	Norfolk Southern Corp.	32,793	8,412
	Sherwin-Williams Co.	31,847	8,380
	Eaton Corp. plc	53,735	8,291
	Illinois Tool Works Inc.	38,116	8,246
*	Fiserv Inc.	80,159	7,829
	Fidelity National Information Services Inc.	82,190	7,827
	General Dynamics Corp.	32,078	7,521
	Emerson Electric Co.	80,300	7,461
	FedEx Corp.	32,237	7,165
*	Block Inc. (XNYS)	53,810	6,861
	L3Harris Technologies Inc.	26,428	6,668
	Johnson Controls International plc	95,033	6,173
	DuPont de Nemours Inc.	69,907	5,409
	Global Payments Inc.	39,170	5,224
	Paychex Inc.	43,820	5,217
	Parker-Hannifin Corp.	17,310	5,131
	Trane Technologies plc	32,021	4,929
	PPG Industries Inc.	32,109	4,285
	Cummins Inc.	19,336	3,947
	Otis Worldwide Corp.	28,676	2,246
	Rockwell Automation Inc.	7,866	2,097
	Stanley Black & Decker Inc.	11,038	1,796
*	GreenSky Inc. Class A	1,467	15
			486,045

5

Mega Cap Index Fund
		Shares	Market Value• ($000)
Real Estate (1.3%)
	Prologis Inc.	99,737	14,547
	American Tower Corp.	61,445	13,940
	Crown Castle International Corp.	58,329	9,717
	Equinix Inc.	12,125	8,605
	Public Storage	20,127	7,146
	Simon Property Group Inc.	22,167	3,049
			57,004
Technology (32.7%)
	Apple Inc.	2,103,289	347,295
	Microsoft Corp.	1,013,152	302,720
*	Alphabet Inc. Class A	40,574	109,596
*	Alphabet Inc. Class C	36,422	98,260
	NVIDIA Corp.	320,498	78,154
*	Meta Platforms Inc. Class A	319,301	67,382
	Broadcom Inc.	52,742	30,983
*	Adobe Inc.	64,225	30,037
*	Advanced Micro Devices Inc.	219,541	27,078
*	salesforce.com Inc.	125,468	26,415
	Intel Corp.	548,768	26,176
	QUALCOMM Inc.	151,122	25,992
	Texas Instruments Inc.	124,617	21,184
	Intuit Inc.	38,231	18,136
	Oracle Corp.	221,303	16,812
	Applied Materials Inc.	121,767	16,341
*	ServiceNow Inc.	26,830	15,559
	International Business Machines Corp.	121,044	14,829
	Micron Technology Inc.	151,016	13,419
	Analog Devices Inc.	72,508	11,622
	Lam Research Corp.	19,033	10,684
*	Snowflake Inc. Class A	36,572	9,716
	KLA Corp.	20,443	7,124
*	Snap Inc. Class A	164,600	6,574
*	Autodesk Inc.	29,693	6,539
	Roper Technologies Inc.	14,221	6,374
	TE Connectivity Ltd.	44,006	6,268
	Cognizant Technology Solutions Corp. Class A	70,853	6,103
*	Workday Inc. Class A	26,002	5,956
	HP Inc.	155,479	5,342
*	Crowdstrike Holdings Inc. Class A	26,383	5,150
*	Twilio Inc. Class A	22,719	3,971
	Marvell Technology Inc.	55,350	3,782
*	Zoom Video Communications Inc. Class A	27,798	3,686
	VMware Inc. Class A	28,389	3,331
*	DoorDash Inc. Class A	27,321	2,867
*	Dell Technologies Inc. Class C	37,250	1,898
*	Twitter Inc.	51,157	1,819
		Shares	Market Value• ($000)
*	DocuSign Inc. Class A	12,701	1,504
*	Palantir Technologies Inc. Class A	115,701	1,371
			1,398,049
Telecommunications (3.0%)
	Comcast Corp. Class A	615,320	28,772
	Cisco Systems Inc.	512,174	28,564
	Verizon Communications Inc.	509,853	27,364
	AT&T Inc.	964,088	22,839
*	Charter Communications Inc. Class A	15,761	9,485
*	T-Mobile US Inc.	75,833	9,343
			126,367
Utilities (2.1%)
	NextEra Energy Inc.	264,734	20,721
	Duke Energy Corp.	103,727	10,415
	Southern Co.	142,887	9,255
	Dominion Energy Inc.	109,332	8,695
	Waste Management Inc.	56,454	8,152
	American Electric Power Co. Inc.	67,860	6,151
	Sempra Energy (XNYS)	42,496	6,129
	Exelon Corp.	132,091	5,622
	Xcel Energy Inc.	72,826	4,903
	Public Service Enterprise Group Inc.	68,403	4,435
	Republic Services Inc. Class A	27,874	3,353
			87,831
Total Common Stocks (Cost $2,657,926)			4,252,779
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 0.138% (Cost $15,336)	153,378	15,336
Total Investments (100.0%) (Cost $2,673,262)			4,268,115
Other Assets and Liabilities—Net (0.0%)			1,276
Net Assets (100%)			4,269,391
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $154,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $143,000 was received for securities on loan.

6

Mega Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	74	16,162	(618)

See accompanying Notes, which are an integral part of the Financial Statements.
7

Mega Cap Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,657,926)	4,252,779
Affiliated Issuers (Cost $15,336)	15,336
Total Investments in Securities	4,268,115
Investment in Vanguard	148
Cash	8
Cash Collateral Pledged—Futures Contracts	805
Receivables for Accrued Income	5,491
Total Assets	4,274,567
Liabilities
Payables for Investment Securities Purchased	4,882
Collateral for Securities on Loan	143
Payables for Capital Shares Redeemed	1
Payables to Vanguard	106
Variation Margin Payable—Futures Contracts	44
Total Liabilities	5,176
Net Assets	4,269,391
At February 28, 2022, net assets consisted of:

Paid-in Capital	2,547,931
Total Distributable Earnings (Loss)	1,721,460
Net Assets	4,269,391

ETF Shares—Net Assets
Applicable to 26,600,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,088,720
Net Asset Value Per Share—ETF Shares	$153.71

Institutional Shares—Net Assets
Applicable to 596,123 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	180,671
Net Asset Value Per Share—Institutional Shares	$303.08

See accompanying Notes, which are an integral part of the Financial Statements.
8

Mega Cap Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends	29,894
Interest[1]	3
Securities Lending—Net	44
Total Income	29,941
Expenses
The Vanguard Group—Note B
Investment Advisory Services	220
Management and Administrative—ETF Shares	1,081
Management and Administrative—Institutional Shares	41
Marketing and Distribution—ETF Shares	58
Marketing and Distribution—Institutional Shares	3
Custodian Fees	104
Shareholders’ Reports—ETF Shares	37
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	1,553
Net Investment Income	28,388
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	170,708
Futures Contracts	(461)
Realized Net Gain (Loss)	170,247
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(371,088)
Futures Contracts	(749)
Change in Unrealized Appreciation (Depreciation)	(371,837)
Net Increase (Decrease) in Net Assets Resulting from Operations	(173,202)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,000, less than $1,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $177,495,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Mega Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,388	52,307
Realized Net Gain (Loss)	170,247	132,696
Change in Unrealized Appreciation (Depreciation)	(371,837)	813,740
Net Increase (Decrease) in Net Assets Resulting from Operations	(173,202)	998,743
Distributions
ETF Shares	(28,696)	(48,029)
Institutional Shares	(1,250)	(2,599)
Total Distributions	(29,946)	(50,628)
Capital Share Transactions
ETF Shares	(4,183)	349,653
Institutional Shares	(1,408)	(36,024)
Net Increase (Decrease) from Capital Share Transactions	(5,591)	313,629
Total Increase (Decrease)	(208,739)	1,261,744
Net Assets
Beginning of Period	4,478,130	3,216,386
End of Period	4,269,391	4,478,130

See accompanying Notes, which are an integral part of the Financial Statements.
10

Mega Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$160.74	$125.47	$101.36	$100.26	$85.02	$74.19
Investment Operations
Net Investment Income[1]	1.014	1.961	1.992	2.045	1.790	1.676
Net Realized and Unrealized Gain (Loss) on Investments	(6.979)	35.218	24.065	1.052	15.214	10.788
Total from Investment Operations	(5.965)	37.179	26.057	3.097	17.004	12.464
Distributions
Dividends from Net Investment Income	(1.065)	(1.908)	(1.947)	(1.997)	(1.764)	(1.634)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.065)	(1.908)	(1.947)	(1.997)	(1.764)	(1.634)
Net Asset Value, End of Period	$153.71	$160.74	$125.47	$101.36	$100.26	$85.02
Total Return	-3.74%	29.94%	26.14%	3.26%	20.25%	17.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,089	$4,288	$3,036	$1,944	$1,542	$1,233
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.41%	1.85%	2.10%	1.93%	2.12%
Portfolio Turnover Rate[2]	1%	5%	4%	4%	4%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Mega Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$316.94	$247.38	$199.84	$197.68	$167.62	$146.25
Investment Operations
Net Investment Income[1]	2.014	3.882	3.943	4.053	3.513	3.362
Net Realized and Unrealized Gain (Loss) on Investments	(13.760)	69.463	47.454	2.062	30.038	21.220
Total from Investment Operations	(11.746)	73.345	51.397	6.115	33.551	24.582
Distributions
Dividends from Net Investment Income	(2.114)	(3.785)	(3.857)	(3.955)	(3.491)	(3.212)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.114)	(3.785)	(3.857)	(3.955)	(3.491)	(3.212)
Net Asset Value, End of Period	$303.08	$316.94	$247.38	$199.84	$197.68	$167.62
Total Return	-3.73%	29.97%	26.19%	3.25%	20.26%	17.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$181	$190	$180	$150	$122	$132
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.27%	1.42%	1.86%	2.11%	1.94%	2.13%
Portfolio Turnover Rate[2]	1%	5%	4%	4%	4%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Mega Cap Index Fund
Notes to Financial Statements
Vanguard Mega Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
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Mega Cap Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
14

Mega Cap Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $148,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
15

Mega Cap Index Fund
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,673,386
Gross Unrealized Appreciation	1,658,788
Gross Unrealized Depreciation	(64,677)
Net Unrealized Appreciation (Depreciation)	1,594,111
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $52,352,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $306,358,000 of investment securities and sold $324,308,000 of investment securities, other than temporary cash investments. Purchases and sales include $226,126,000 and $257,852,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $37,991,000 and sales were $14,962,000, resulting in net realized loss of $3,063,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	258,765	1,600	598,960	4,325
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(262,948)	(1,675)	(249,307)	(1,850)
Net Increase (Decrease)—ETF Shares	(4,183)	(75)	349,653	2,475
Institutional Shares
Issued	6,773	22	8,330	31
Issued in Lieu of Cash Distributions	1,250	4	1,860	7
Redeemed	(9,431)	(30)	(46,214)	(166)
Net Increase (Decrease)—Institutional Shares	(1,408)	(4)	(36,024)	(128)
16

Mega Cap Index Fund
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
17

Mega Cap Growth Index Fund
Fund Allocation
As of February 28, 2022
Basic Materials	1.1%
Consumer Discretionary	25.8
Consumer Staples	0.7
Financials	1.6
Health Care	5.9
Industrials	8.9
Real Estate	1.7
Technology	53.9
Telecommunications	0.4
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
18

Mega Cap Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.2%)
	Linde plc	374,072	109,693
	Ecolab Inc.	188,170	33,167
			142,860
Consumer Discretionary (25.7%)
*	Amazon.com Inc.	314,949	967,290
*	Tesla Inc.	587,038	510,975
	Home Depot Inc.	763,091	241,007
*	Walt Disney Co.	1,328,257	197,193
	Costco Wholesale Corp.	322,859	167,645
	McDonald's Corp.	546,270	133,710
*	Netflix Inc.	323,715	127,712
	NIKE Inc. Class B	933,720	127,499
	Lowe's Cos. Inc.	492,350	108,839
	Starbucks Corp.	857,565	78,716
*	Booking Holdings Inc.	29,956	65,072
	TJX Cos. Inc.	834,517	55,162
	Estee Lauder Cos. Inc. Class A	160,831	47,659
*	Uber Technologies Inc.	1,061,748	38,255
*	Airbnb Inc. Class A	240,501	36,433
*	Marriott International Inc. Class A	202,014	34,371
	Dollar General Corp.	170,235	33,764
*	O'Reilly Automotive Inc.	49,186	31,934
*	Lululemon Athletica Inc.	86,571	27,698
	Electronic Arts Inc.	207,057	26,936
	Yum! Brands Inc.	213,737	26,200
	Ross Stores Inc.	260,366	23,795
	Activision Blizzard Inc.	284,559	23,192
*	Hilton Worldwide Holdings Inc.	101,925	15,173
*	Chipotle Mexican Grill Inc. Class A	9,790	14,914
*	AutoZone Inc.	7,626	14,210
*	Roblox Corp. Class A	212,416	10,954
*	Carvana Co. Class A	62,653	9,427
*,1	Rivian Automotive Inc. Class A	129,399	8,742
*,1	Lucid Group Inc.	75,083	2,176
			3,206,653
Consumer Staples (0.7%)
	Colgate-Palmolive Co.	307,827	23,687
*	Monster Beverage Corp.	271,147	22,885
	Hershey Co.	106,530	21,547
	Brown-Forman Corp. Class B	210,729	13,746
		Shares	Market Value• ($000)
	Brown-Forman Corp. Class A	30,223	1,845
			83,710
Financials (1.5%)
	S&P Global Inc.	246,011	92,427
	Aon plc Class A (XNYS)	152,897	44,667
	Moody's Corp.	115,334	37,141
*	Coinbase Global Inc. Class A	96,588	18,426
			192,661
Health Care (5.9%)
	Thermo Fisher Scientific Inc.	287,904	156,620
*	Intuitive Surgical Inc.	261,063	75,795
	Zoetis Inc.	345,744	66,953
	Danaher Corp.	234,916	64,463
*	Edwards Lifesciences Corp.	456,057	51,247
*	Boston Scientific Corp.	1,040,639	45,965
*	Regeneron Pharmaceuticals Inc.	73,388	45,380
*	Vertex Pharmaceuticals Inc.	185,713	42,718
*	Moderna Inc.	251,604	38,646
*	Illumina Inc.	114,105	37,267
	Stryker Corp.	124,019	32,660
	Agilent Technologies Inc.	221,137	28,827
*	Align Technology Inc.	54,835	28,046
*	IDEXX Laboratories Inc.	31,058	16,534
			731,121
Industrials (8.9%)
	Visa Inc. Class A	1,220,098	263,688
	Mastercard Inc. Class A	641,011	231,290
	Accenture plc Class A	479,935	151,669
*	PayPal Holdings Inc.	858,559	96,098
*	Boeing Co.	429,537	88,201
	United Parcel Service Inc. Class B	266,387	56,053
	Sherwin-Williams Co.	172,262	45,327
*	Fiserv Inc.	433,677	42,357
*	Block Inc. (XNYS)	291,049	37,109
	Automatic Data Processing Inc.	154,243	31,533
	Paychex Inc.	237,649	28,294
	Global Payments Inc.	211,619	28,226
	Rockwell Automation Inc.	42,507	11,332
			1,111,177
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Mega Cap Growth Index Fund
		Shares	Market Value• ($000)
Real Estate (1.7%)
	American Tower Corp.	332,879	75,520
	Crown Castle International Corp.	315,725	52,596
	Equinix Inc.	65,709	46,636
	Public Storage	108,867	38,650
			213,402
Technology (53.8%)
	Apple Inc.	11,389,089	1,880,566
	Microsoft Corp.	5,486,205	1,639,223
*	Alphabet Inc. Class A	219,627	593,243
*	Alphabet Inc. Class C	197,575	533,022
	NVIDIA Corp.	1,735,446	423,188
*	Meta Platforms Inc. Class A	1,729,055	364,882
*	Adobe Inc.	347,620	162,575
*	Advanced Micro Devices Inc.	1,189,213	146,678
*	salesforce.com Inc.	679,614	143,079
	Texas Instruments Inc.	674,839	114,716
	Intuit Inc.	206,852	98,124
	Applied Materials Inc.	659,821	88,548
*	ServiceNow Inc.	145,396	84,318
	Lam Research Corp.	102,893	57,759
*	Snowflake Inc. Class A	197,835	52,557
	KLA Corp.	110,896	38,647
	Micron Technology Inc.	408,118	36,265
*	Snap Inc. Class A	890,129	35,552
*	Autodesk Inc.	160,391	35,323
*	Workday Inc. Class A	140,719	32,232
*	Crowdstrike Holdings Inc. Class A	143,167	27,948
*	Twilio Inc. Class A	123,347	21,561
	Marvell Technology Inc.	300,544	20,536
*	Zoom Video Communications Inc. Class A	150,752	19,990
		Shares	Market Value• ($000)
	Roper Technologies Inc.	38,485	17,250
*	DoorDash Inc. Class A	148,357	15,570
*	Twitter Inc.	278,130	9,888
*	DocuSign Inc. Class A	68,473	8,109
*	Palantir Technologies Inc. Class A	628,095	7,443
			6,708,792
Telecommunications (0.4%)
*	Charter Communications Inc. Class A	85,107	51,216
Total Common Stocks (Cost $8,939,412)			12,441,592
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 0.138% (Cost $17,906)	179,092	17,907
Total Investments (100.0%) (Cost $8,957,318)			12,459,499
Other Assets and Liabilities—Net (0.0%)			1,667
Net Assets (100%)			12,461,166
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,765,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,508,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2022	63	17,927	(1,227)
E-mini S&P 500 Index	March 2022	7	1,529	(99)
				(1,326)

See accompanying Notes, which are an integral part of the Financial Statements.
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Mega Cap Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $8,939,412)	12,441,592
Affiliated Issuers (Cost $17,906)	17,907
Total Investments in Securities	12,459,499
Investment in Vanguard	444
Cash	8
Cash Collateral Pledged—Futures Contracts	955
Receivables for Investment Securities Sold	27,199
Receivables for Accrued Income	6,349
Variation Margin Receivable—Futures Contracts	51
Total Assets	12,494,505
Liabilities
Payables for Investment Securities Purchased	26,511
Collateral for Securities on Loan	6,508
Payables for Capital Shares Redeemed	11
Payables to Vanguard	309
Total Liabilities	33,339
Net Assets	12,461,166
At February 28, 2022, net assets consisted of:

Paid-in Capital	8,548,139
Total Distributable Earnings (Loss)	3,913,027
Net Assets	12,461,166

ETF Shares—Net Assets
Applicable to 55,014,192 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,419,043
Net Asset Value Per Share—ETF Shares	$225.74

Institutional Shares—Net Assets
Applicable to 93,941 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,123
Net Asset Value Per Share—Institutional Shares	$448.40

See accompanying Notes, which are an integral part of the Financial Statements.
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Mega Cap Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends	32,264
Interest[1]	9
Securities Lending—Net	115
Total Income	32,388
Expenses
The Vanguard Group—Note B
Investment Advisory Services	640
Management and Administrative—ETF Shares	3,585
Management and Administrative—Institutional Shares	10
Marketing and Distribution—ETF Shares	216
Marketing and Distribution—Institutional Shares	1
Custodian Fees	4
Shareholders’ Reports—ETF Shares	142
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	3
Other Expenses	8
Total Expenses	4,609
Net Investment Income	27,779
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	623,350
Futures Contracts	820
Realized Net Gain (Loss)	624,170
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,934,796)
Futures Contracts	(2,854)
Change in Unrealized Appreciation (Depreciation)	(1,937,650)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,285,701)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $8,000, ($3,000), $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $669,713,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
22

Mega Cap Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	27,779	60,577
Realized Net Gain (Loss)	624,170	1,329,075
Change in Unrealized Appreciation (Depreciation)	(1,937,650)	1,201,098
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,285,701)	2,590,750
Distributions
ETF Shares	(29,204)	(61,584)
Institutional Shares	(104)	(342)
Total Distributions	(29,308)	(61,926)
Capital Share Transactions
ETF Shares	1,015,483	2,252
Institutional Shares	215	(44,428)
Net Increase (Decrease) from Capital Share Transactions	1,015,698	(42,176)
Total Increase (Decrease)	(299,311)	2,486,648
Net Assets
Beginning of Period	12,760,477	10,273,829
End of Period	12,461,166	12,760,477

See accompanying Notes, which are an integral part of the Financial Statements.
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Mega Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$248.50	$196.25	$132.22	$127.79	$104.09	$87.15
Investment Operations
Net Investment Income[1]	.515	1.220	1.358	1.588	1.485	1.351
Net Realized and Unrealized Gain (Loss) on Investments	(22.727)	52.279	64.007	3.860	23.677	16.920
Total from Investment Operations	(22.212)	53.499	65.365	5.448	25.162	18.271
Distributions
Dividends from Net Investment Income	(.548)	(1.249)	(1.335)	(1.018)	(1.462)	(1.331)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.548)	(1.249)	(1.335)	(1.018)	(1.462)	(1.331)
Net Asset Value, End of Period	$225.74	$248.50	$196.25	$132.22	$127.79	$104.09
Total Return	-8.96%	27.41%	49.84%	4.32%	24.38%	21.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,419	$12,714	$10,193	$4,388	$4,152	$3,135
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.42%	0.58%	0.90%	1.30%	1.29%	1.43%
Portfolio Turnover Rate[2]	2%	8%	6%	14%	9%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
24

Mega Cap Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$493.61	$389.78	$262.63	$253.80	$206.74	$173.07
Investment Operations
Net Investment Income[1]	1.049	2.498	2.707	3.184	2.963	2.699
Net Realized and Unrealized Gain (Loss) on Investments	(45.143)	103.822	127.126	7.684	47.023	33.622
Total from Investment Operations	(44.094)	106.320	129.833	10.868	49.986	36.321
Distributions
Dividends from Net Investment Income	(1.116)	(2.489)	(2.683)	(2.038)	(2.926)	(2.651)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.116)	(2.489)	(2.683)	(2.038)	(2.926)	(2.651)
Net Asset Value, End of Period	$448.40	$493.61	$389.78	$262.63	$253.80	$206.74
Total Return	-8.95%	27.43%	49.87%	4.34%	24.39%	21.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42	$46	$81	$43	$43	$35
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.43%	0.62%	0.91%	1.31%	1.30%	1.44%
Portfolio Turnover Rate[2]	2%	8%	6%	14%	9%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Mega Cap Growth Index Fund
Notes to Financial Statements
Vanguard Mega Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
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Mega Cap Growth Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
27

Mega Cap Growth Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $444,000, representing less than 0.01% of the fund’s net assets and 0.18% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
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Mega Cap Growth Index Fund
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,957,453
Gross Unrealized Appreciation	3,821,151
Gross Unrealized Depreciation	(320,431)
Net Unrealized Appreciation (Depreciation)	3,500,720
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $220,110,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $2,580,365,000 of investment securities and sold $1,548,961,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,200,579,000 and $1,229,083,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $183,108,000 and sales were $127,982,000, resulting in net realized loss of $27,494,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,248,847	9,050	2,269,215	10,750
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,233,364)	(5,200)	(2,266,963)	(11,525)
Net Increase (Decrease)—ETF Shares	1,015,483	3,850	2,252	(775)
Institutional Shares
Issued	1,506	3	13,626	29
Issued in Lieu of Cash Distributions	104	1	341	1
Redeemed	(1,395)	(3)	(58,395)	(145)
Net Increase (Decrease)—Institutional Shares	215	1	(44,428)	(115)
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Mega Cap Growth Index Fund
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
30

Mega Cap Value Index Fund
Fund Allocation
As of February 28, 2022
Basic Materials	1.5%
Consumer Discretionary	3.4
Consumer Staples	11.4
Energy	6.6
Financials	21.6
Health Care	21.6
Industrials	14.4
Real Estate	0.9
Technology	8.1
Telecommunications	6.0
Utilities	4.5
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
31

Mega Cap Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.5%)
	Freeport-McMoRan Inc.	531,473	24,953
	Newmont Corp.	289,001	19,132
	Air Products and Chemicals Inc.	80,038	18,913
	Dow Inc.	267,807	15,790
	LyondellBasell Industries NV Class A	269	26
			78,814
Consumer Discretionary (3.5%)
	Walmart Inc.	504,681	68,213
	Target Corp.	173,480	34,656
	Ford Motor Co.	1,419,897	24,934
*	General Motors Co.	473,196	22,108
	eBay Inc.	214,826	11,727
	Activision Blizzard Inc.	140,898	11,483
	VF Corp.	63,925	3,709
*	Las Vegas Sands Corp.	76,068	3,260
*,1	Lucid Group Inc.	36,781	1,066
*	Southwest Airlines Co.	601	26
			181,182
Consumer Staples (11.4%)
	Procter & Gamble Co.	875,981	136,557
	Coca-Cola Co.	1,407,259	87,588
	PepsiCo Inc.	500,469	81,947
	Philip Morris International Inc.	563,427	56,945
	CVS Health Corp.	477,807	49,525
	Altria Group Inc.	665,109	34,113
	Mondelez International Inc. Class A	505,174	33,079
	Sysco Corp.	185,600	16,166
	Kimberly-Clark Corp.	121,928	15,869
	General Mills Inc.	219,428	14,796
	Walgreens Boots Alliance Inc.	265,731	12,247
	Constellation Brands Inc. Class A	56,503	12,183
	Colgate-Palmolive Co.	152,747	11,754
	Keurig Dr Pepper Inc.	281,718	10,894
	Kraft Heinz Co.	243,814	9,562
	Archer-Daniels-Midland Co.	101,312	7,948
	McKesson Corp.	27,661	7,606
	Kroger Co.	683	32
			598,811
		Shares	Market Value• ($000)
Energy (6.6%)
	Exxon Mobil Corp.	1,532,459	120,175
	Chevron Corp.	697,736	100,474
	ConocoPhillips	477,326	45,279
	EOG Resources Inc.	211,951	24,357
	Schlumberger NV	507,229	19,904
	Kinder Morgan Inc.	739,740	12,871
	Marathon Petroleum Corp.	111,378	8,673
	Williams Cos. Inc.	220,262	6,890
	Phillips 66	79,340	6,684
			345,307
Financials (21.6%)
*	Berkshire Hathaway Inc. Class B	632,039	203,169
	JPMorgan Chase & Co.	1,069,730	151,688
	Bank of America Corp.	2,518,017	111,296
	Wells Fargo & Co.	1,443,195	77,023
	Morgan Stanley	519,571	47,146
	Charles Schwab Corp.	557,254	47,066
	Citigroup Inc.	718,228	42,541
	Goldman Sachs Group Inc.	122,256	41,725
	BlackRock Inc.	49,497	36,820
	Blackstone Inc.	248,690	31,701
	CME Group Inc.	130,116	30,776
	PNC Financial Services Group Inc.	153,108	30,507
	Truist Financial Corp.	482,919	30,047
	Marsh & McLennan Cos. Inc.	182,723	28,397
	US Bancorp	482,936	27,305
	Chubb Ltd.	132,644	27,012
	Intercontinental Exchange Inc.	203,887	26,122
	Progressive Corp.	211,712	22,427
	MetLife Inc.	228,577	15,440
	Travelers Cos. Inc.	89,117	15,313
	Prudential Financial Inc.	136,987	15,296
	Bank of New York Mellon Corp.	269,131	14,304
	Aflac Inc.	215,764	13,181
	Allstate Corp.	103,526	12,667
	KKR & Co. Inc.	201,509	12,115
	T Rowe Price Group Inc.	81,537	11,787
	American International Group Inc.	150,280	9,203
[1]	Rocket Cos. Inc. Class A	48,024	620
*	Berkshire Hathaway Inc. Class A	1	476
			1,133,170
32

Mega Cap Value Index Fund
		Shares	Market Value• ($000)
Health Care (21.5%)
	UnitedHealth Group Inc.	340,940	162,243
	Johnson & Johnson	952,982	156,832
	Pfizer Inc.	2,031,697	95,368
	AbbVie Inc.	639,915	94,560
	Eli Lilly & Co.	311,599	77,884
	Abbott Laboratories	640,122	77,212
	Merck & Co. Inc.	914,340	70,020
	Bristol-Myers Squibb Co.	803,418	55,171
	Medtronic plc	486,856	51,115
	Amgen Inc.	203,916	46,183
	Anthem Inc.	87,866	39,702
	Danaher Corp.	116,423	31,948
	Cigna Corp.	120,044	28,544
	Becton Dickinson and Co.	102,904	27,916
	Gilead Sciences Inc.	453,714	27,404
	HCA Healthcare Inc.	84,355	21,115
	Humana Inc.	46,524	20,206
	Stryker Corp.	61,375	16,163
	Baxter International Inc.	181,240	15,400
*	Biogen Inc.	53,188	11,223
	Zimmer Biomet Holdings Inc.	37,792	4,807
			1,131,016
Industrials (14.3%)
	Union Pacific Corp.	232,696	57,232
	Raytheon Technologies Corp.	541,790	55,642
	Honeywell International Inc.	249,249	47,295
	American Express Co.	210,229	40,898
	General Electric Co.	397,548	37,970
	Lockheed Martin Corp.	84,891	36,826
	Caterpillar Inc.	195,795	36,727
	Deere & Co.	101,110	36,402
	3M Co.	208,465	30,988
	United Parcel Service Inc. Class B	131,862	27,746
	CSX Corp.	802,935	27,228
	Capital One Financial Corp.	154,050	23,611
	Northrop Grumman Corp.	51,584	22,807
	Norfolk Southern Corp.	87,992	22,572
	Eaton Corp. plc	144,258	22,258
	Illinois Tool Works Inc.	102,201	22,110
	Fidelity National Information Services Inc.	220,208	20,970
	General Dynamics Corp.	85,815	20,119
	Emerson Electric Co.	215,642	20,037
	FedEx Corp.	86,548	19,237
	L3Harris Technologies Inc.	71,096	17,938
	Johnson Controls International plc	255,106	16,572
	Automatic Data Processing Inc.	76,260	15,591
	DuPont de Nemours Inc.	187,722	14,524
	Parker-Hannifin Corp.	46,432	13,762
	Trane Technologies plc	86,065	13,248
	PPG Industries Inc.	85,745	11,443
	Cummins Inc.	51,654	10,544
	Otis Worldwide Corp.	77,107	6,040
	Stanley Black & Decker Inc.	29,527	4,804
	PACCAR Inc.	351	32
*	GreenSky Inc. Class A	1,467	14
			753,187
		Shares	Market Value• ($000)
Real Estate (0.9%)
	Prologis Inc.	267,686	39,042
	Simon Property Group Inc.	59,475	8,181
			47,223
Technology (8.1%)
	Broadcom Inc.	141,593	83,177
	Intel Corp.	1,472,207	70,224
	QUALCOMM Inc.	405,385	69,722
	Oracle Corp.	593,742	45,107
	International Business Machines Corp.	324,593	39,766
	Analog Devices Inc.	194,581	31,189
	Micron Technology Inc.	202,368	17,983
	TE Connectivity Ltd.	118,182	16,833
	Cognizant Technology Solutions Corp. Class A	190,197	16,382
	HP Inc.	417,471	14,344
	VMware Inc. Class A	76,093	8,927
	Roper Technologies Inc.	19,040	8,534
*	Dell Technologies Inc. Class C	100,331	5,113
			427,301
Telecommunications (6.0%)
	Comcast Corp. Class A	1,650,372	77,171
	Cisco Systems Inc.	1,374,021	76,629
	Verizon Communications Inc.	1,367,560	73,397
	AT&T Inc.	2,584,780	61,234
*	T-Mobile US Inc.	203,441	25,066
			313,497
Utilities (4.5%)
	NextEra Energy Inc.	710,280	55,594
	Duke Energy Corp.	278,284	27,942
	Southern Co.	383,719	24,853
	Dominion Energy Inc.	293,381	23,333
	Waste Management Inc.	151,538	21,882
	American Electric Power Co. Inc.	182,446	16,539
	Sempra Energy (XNYS)	114,124	16,459
	Exelon Corp.	354,427	15,084
	Xcel Energy Inc.	194,560	13,100
	Public Service Enterprise Group Inc.	182,657	11,842
	Republic Services Inc. Class A	74,555	8,967
			235,595
Total Common Stocks (Cost $3,958,894)			5,245,103

33

Mega Cap Value Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 0.138% (Cost $697)	6,970	697
Total Investments (99.9%) (Cost $3,959,591)			5,245,800
Other Assets and Liabilities—Net (0.1%)			5,065
Net Assets (100%)			5,250,865
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $707,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $695,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	26	5,678	(129)

See accompanying Notes, which are an integral part of the Financial Statements.
34

Mega Cap Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,958,894)	5,245,103
Affiliated Issuers (Cost $697)	697
Total Investments in Securities	5,245,800
Investment in Vanguard	175
Cash Collateral Pledged—Futures Contracts	230
Receivables for Accrued Income	11,451
Receivables for Capital Shares Issued	35
Total Assets	5,257,691
Liabilities
Due to Custodian	5,901
Payables for Investment Securities Purchased	46
Collateral for Securities on Loan	695
Payables for Capital Shares Redeemed	42
Payables to Vanguard	129
Variation Margin Payable—Futures Contracts	13
Total Liabilities	6,826
Net Assets	5,250,865
At February 28, 2022, net assets consisted of:

Paid-in Capital	3,970,707
Total Distributable Earnings (Loss)	1,280,158
Net Assets	5,250,865

ETF Shares—Net Assets
Applicable to 48,939,847 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,115,221
Net Asset Value Per Share—ETF Shares	$104.52

Institutional Shares—Net Assets
Applicable to 654,453 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	135,644
Net Asset Value Per Share—Institutional Shares	$207.26

See accompanying Notes, which are an integral part of the Financial Statements.
35

Mega Cap Value Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends	60,138
Interest[1]	1
Securities Lending—Net	41
Total Income	60,180
Expenses
The Vanguard Group—Note B
Investment Advisory Services	250
Management and Administrative—ETF Shares	1,272
Management and Administrative—Institutional Shares	28
Marketing and Distribution—ETF Shares	70
Marketing and Distribution—Institutional Shares	2
Custodian Fees	9
Shareholders’ Reports—ETF Shares	72
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	1,713
Net Investment Income	58,467
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	79,645
Futures Contracts	(131)
Realized Net Gain (Loss)	79,514
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	6,770
Futures Contracts	(336)
Change in Unrealized Appreciation (Depreciation)	6,434
Net Increase (Decrease) in Net Assets Resulting from Operations	144,415
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, less than $1,000, $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $97,758,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Mega Cap Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	58,467	97,874
Realized Net Gain (Loss)	79,514	126,813
Change in Unrealized Appreciation (Depreciation)	6,434	878,724
Net Increase (Decrease) in Net Assets Resulting from Operations	144,415	1,103,411
Distributions
ETF Shares	(58,871)	(89,173)
Institutional Shares	(1,602)	(3,020)
Total Distributions	(60,473)	(92,193)
Capital Share Transactions
ETF Shares	447,235	592,269
Institutional Shares	4,953	(22,744)
Net Increase (Decrease) from Capital Share Transactions	452,188	569,525
Total Increase (Decrease)	536,130	1,580,743
Net Assets
Beginning of Period	4,714,735	3,133,992
End of Period	5,250,865	4,714,735

See accompanying Notes, which are an integral part of the Financial Statements.
37

Mega Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$102.64	$78.96	$78.94	$79.89	$70.19	$63.52
Investment Operations
Net Investment Income[1]	1.226	2.271	2.271	2.261	1.893	1.843
Net Realized and Unrealized Gain (Loss) on Investments	1.933	23.557	(.044)	(1.027)	9.668	6.557
Total from Investment Operations	3.159	25.828	2.227	1.234	11.561	8.400
Distributions
Dividends from Net Investment Income	(1.279)	(2.148)	(2.207)	(2.184)	(1.861)	(1.730)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.279)	(2.148)	(2.207)	(2.184)	(1.861)	(1.730)
Net Asset Value, End of Period	$104.52	$102.64	$78.96	$78.94	$79.89	$70.19
Total Return	3.10%	33.17%	2.94%	1.69%	16.71%	13.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,115	$4,587	$3,017	$2,448	$2,120	$1,717
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.36%	2.47%	2.90%	2.90%	2.50%	2.73%
Portfolio Turnover Rate[2]	5%	11%	9%	10%	8%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Mega Cap Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$203.54	$156.56	$156.53	$158.41	$139.18	$125.94
Investment Operations
Net Investment Income[1]	2.439	4.492	4.522	4.467	3.743	3.596
Net Realized and Unrealized Gain (Loss) on Investments	3.826	46.761	(.102)	(2.002)	19.188	13.077
Total from Investment Operations	6.265	51.253	4.420	2.465	22.931	16.673
Distributions
Dividends from Net Investment Income	(2.545)	(4.274)	(4.390)	(4.345)	(3.701)	(3.433)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.545)	(4.274)	(4.390)	(4.345)	(3.701)	(3.433)
Net Asset Value, End of Period	$207.26	$203.54	$156.56	$156.53	$158.41	$139.18
Total Return	3.11%	33.22%	3.00%	1.68%	16.71%	13.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$136	$128	$117	$134	$131	$125
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.37%	2.49%	2.89%	2.91%	2.51%	2.74%
Portfolio Turnover Rate[2]	5%	11%	9%	10%	8%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
39

Mega Cap Value Index Fund
Notes to Financial Statements
Vanguard Mega Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
40

Mega Cap Value Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
41

Mega Cap Value Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $175,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
42

Mega Cap Value Index Fund
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,961,286
Gross Unrealized Appreciation	1,336,098
Gross Unrealized Depreciation	(51,713)
Net Unrealized Appreciation (Depreciation)	1,284,385
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $104,115,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $921,811,000 of investment securities and sold $466,704,000 of investment securities, other than temporary cash investments. Purchases and sales include $613,794,000 and $210,976,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $118,168,000 and sales were $38,442,000, resulting in net realized loss of $2,869,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	664,154	6,354	985,809	10,826
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(216,919)	(2,100)	(393,540)	(4,350)
Net Increase (Decrease)—ETF Shares	447,235	4,254	592,269	6,476
Institutional Shares
Issued	9,136	44	9,063	52
Issued in Lieu of Cash Distributions	486	2	1,668	10
Redeemed	(4,669)	(22)	(33,475)	(180)
Net Increase (Decrease)—Institutional Shares	4,953	24	(22,744)	(118)
43

Mega Cap Value Index Fund
At February 28, 2022, one shareholder was a record or beneficial owner of 29% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
44

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q8282 042022

Semiannual Report  |  February 28, 2022
Vanguard Global Wellington™ Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2022
	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return
Global Wellington Fund
Investor Shares	$1,000.00	$ 996.10	$2.13
Admiral™ Shares	1,000.00	996.30	1.48
Based on Hypothetical 5% Yearly Return
Global Wellington Fund
Investor Shares	$1,000.00	$1,022.66	$2.16
Admiral Shares	1,000.00	1,023.31	1.51
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.43% for Investor Shares and 0.30% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global Wellington Fund
Fund Allocation
As of February 28, 2022

United States	59.4%
Japan	7.5
United Kingdom	6.7
France	6.0
Switzerland	4.1
Sweden	2.1
Spain	1.9
Canada	1.5
Taiwan	1.1
South Korea	1.0
Germany	1.0
Other	7.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Global Wellington Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (64.6%)
Austria (0.6%)
	Erste Group Bank AG	343,596	12,214
Canada (0.6%)
	Dollarama Inc.	210,636	10,885
Finland (0.8%)
*	Nokia OYJ	2,867,954	15,508
France (4.6%)
	Safran SA	144,781	18,409
	Engie SA	868,740	13,841
	Arkema SA	103,776	13,763
	TotalEnergies SE	259,247	13,207
	BNP Paribas SA	158,126	9,175
	Vinci SA	80,191	8,408
[1]	Amundi SA	103,754	7,196
	Schneider Electric SE	30,444	4,717
			88,716
Germany (0.2%)
	Bayerische Motoren Werke AG	40,565	3,907
Hong Kong (0.8%)
	AIA Group Ltd.	1,496,200	15,536
Japan (6.6%)
	Nippon Telegraph & Telephone Corp.	760,144	21,847
	Tokio Marine Holdings Inc.	317,397	18,060
	Isuzu Motors Ltd.	1,015,714	13,737
	Resona Holdings Inc.	2,960,800	13,242
	Mitsubishi UFJ Financial Group Inc.	2,073,322	12,728
	Astellas Pharma Inc.	726,000	12,113
	Marui Group Co. Ltd.	529,565	10,422
	Mitsubishi Estate Co. Ltd.	572,400	8,740
	Honda Motor Co. Ltd.	270,200	8,209
	Nihon Unisys Ltd.	268,900	7,367
			126,465
South Korea (1.0%)
	Samsung Electronics Co. Ltd.	304,698	18,359
4

Global Wellington Fund
		Shares	Market Value• ($000)
Spain (1.6%)
	Iberdrola SA	1,537,584	17,445
	CaixaBank SA	4,102,974	13,476
			30,921
Sweden (2.0%)
	Autoliv Inc.	202,667	17,837
	Lundin Energy AB	398,386	14,700
	Alfa Laval AB	186,365	6,044
			38,581
Switzerland (3.2%)
	Novartis AG (Registered)	287,503	25,269
	Nestle SA (Registered)	144,023	18,765
	Zurich Insurance Group AG	25,433	11,674
	Julius Baer Group Ltd.	106,124	6,214
			61,922
Taiwan (1.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	972,175	20,901
United Kingdom (4.2%)
	AstraZeneca plc ADR	502,274	30,578
	WPP plc	1,104,928	15,541
	Linde plc	28,809	8,409
	Prudential plc	511,593	7,734
	Rotork plc	1,527,259	6,259
	BAE Systems plc	534,500	5,132
	Derwent London plc	89,658	3,655
	Diageo plc	70,160	3,476
			80,784
United States (37.3%)
	Johnson & Johnson	216,237	35,586
	Microsoft Corp.	117,522	35,114
	United Parcel Service Inc. Class B	154,005	32,406
	Cisco Systems Inc.	488,748	27,258
	Comcast Corp. Class A	530,737	24,817
	Chubb Ltd.	120,300	24,498
	Northrop Grumman Corp.	55,312	24,456
	Colgate-Palmolive Co.	311,909	24,001
	Bank of America Corp.	516,490	22,829
	JPMorgan Chase & Co.	158,093	22,418
	TJX Cos. Inc.	339,086	22,414
	Merck & Co. Inc.	278,593	21,335
	Visa Inc. Class A	98,691	21,329
	Mondelez International Inc. Class A	314,629	20,602
	Baxter International Inc.	237,205	20,155
	Pioneer Natural Resources Co.	82,385	19,739
	Duke Energy Corp.	190,114	19,089
	Texas Instruments Inc.	111,705	18,989
	Sempra Energy	127,950	18,453
	Raytheon Technologies Corp.	178,109	18,292
*	Alphabet Inc. Class A	6,679	18,041
*	General Motors Co.	377,160	17,621
	Medtronic plc	165,263	17,351
	Lockheed Martin Corp.	39,904	17,310
	American Express Co.	88,636	17,243
5

Global Wellington Fund
				Shares	Market Value• ($000)
	UnitedHealth Group Inc.			34,589	16,460
	Eli Lilly & Co.			62,308	15,574
	Union Pacific Corp.			60,629	14,912
	PNC Financial Services Group Inc.			72,356	14,417
	Deere & Co.			34,420	12,392
	Broadcom Inc.			17,633	10,358
	General Dynamics Corp.			40,933	9,597
	American Tower Corp.			34,308	7,783
	McDonald's Corp.			31,766	7,775
	KLA Corp.			21,817	7,603
	Caterpillar Inc.			35,350	6,631
	PepsiCo Inc.			37,188	6,089
	Honeywell International Inc.			30,816	5,847
	Gilead Sciences Inc.			82,671	4,993
	Marsh & McLennan Cos. Inc.			30,336	4,715
	Accenture plc Class A			14,313	4,523
	Intel Corp.			88,552	4,224
	BlackRock Inc.			4,689	3,488
					718,727
Total Common Stocks (Cost $953,339)					1,243,426
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.2%)
[2,3]	Fannie Mae Pool	3.070%	2/1/25	150	155
[2,3]	Fannie Mae REMICS	2.000%	9/25/40	52	52
[2,3]	Fannie Mae REMICS	2.500%	5/25/45	269	266
[2,3]	Fannie Mae REMICS	3.000%	2/25/49	124	126
[2,3]	Fannie Mae REMICS	3.500%	6/25/44–2/25/48	423	437
[2,3]	Freddie Mac REMICS	1.750%	9/15/42	693	682
[2,3]	Freddie Mac REMICS	3.500%	11/15/40	33	33
[2,3]	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	610	644
[2,4]	Ginnie Mae II Pool	2.000%	3/15/52	1,325	1,295
[2,4]	Ginnie Mae II Pool	2.500%	3/15/52	2,100	2,098
[2]	Ginnie Mae REMICS	2.750%	9/20/44	95	96
[2,3,4]	UMBS Pool	2.000%	3/25/37–4/25/52	12,781	12,301
[2,3,4]	UMBS Pool	2.500%	3/25/37–4/25/52	15,366	15,234
[2,3,4]	UMBS Pool	3.000%	3/25/52	7,100	7,169
	United States Treasury Note/Bond	0.125%	7/31/23–2/15/24	3,790	3,706
[5]	United States Treasury Note/Bond	0.250%	9/30/23–5/31/25	16,275	15,863
	United States Treasury Note/Bond	0.375%	4/15/24–1/31/26	2,135	2,072
	United States Treasury Note/Bond	0.500%	11/30/23–2/28/26	2,940	2,869
	United States Treasury Note/Bond	0.625%	10/15/24–7/31/26	8,690	8,448
	United States Treasury Note/Bond	0.750%	12/31/23–11/15/24	5,065	4,955
	United States Treasury Note/Bond	0.875%	1/31/24–9/30/26	1,050	1,037
	United States Treasury Note/Bond	1.000%	12/15/24	6,110	6,007
	United States Treasury Note/Bond	1.125%	1/15/25–10/31/26	9,665	9,472
	United States Treasury Note/Bond	1.250%	11/30/26–9/30/28	29,390	28,722
	United States Treasury Note/Bond	1.375%	11/15/31	2,595	2,490
	United States Treasury Note/Bond	1.500%	2/15/25–1/31/27	3,530	3,495
	United States Treasury Note/Bond	1.750%	8/15/41	7,380	6,763
	United States Treasury Note/Bond	1.875%	2/15/51–11/15/51	5,345	4,987
6

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.000%	11/15/41–8/15/51	15,985	15,296
	United States Treasury Note/Bond	2.250%	2/15/52	305	311
	United States Treasury Note/Bond	2.375%	5/15/51	40	42
Total U.S. Government and Agency Obligations (Cost $159,838)					157,123
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
Bermuda (0.0%)
[1,2]	START Ireland Series 2019-1	4.089%	3/15/44	145	143
Cayman Islands (0.5%)
[1,2,6]	BlueMountain CLO XXXII Ltd. Series 2021-32A, 3M USD LIBOR + 1.170%	1.411%	10/15/34	1,900	1,898
[1,2,6]	Columbia Cent CLO 31 Ltd. Series 2021-31A, 3M USD LIBOR + 1.550%	1.804%	4/20/34	575	567
[1,2]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	218	212
[1,2,6]	KKR CLO 16 Ltd., 3M USD LIBOR + 1.210%	1.464%	10/20/34	360	360
[1,2,6]	Madison Park Funding XI Ltd. Series 2013-11A, 3M USD LIBOR + 1.450%	1.709%	7/23/29	300	298
[1,2,6]	Madison Park Funding XXX Ltd. Series 2018-30A, 3M USD LIBOR + 0.750%	0.991%	4/15/29	1,389	1,380
[1,2,6]	Magnetite VII Ltd. Series 2012-7A, 3M USD LIBOR + 0.800%	1.041%	1/15/28	1,306	1,305
[1,2,6]	OHA Credit Funding 3 Ltd. Series 2019-3A, 3M USD LIBOR + 1.140%	1.394%	7/2/35	1,335	1,333
[1,2,6]	Rockland Park CLO Ltd. Series 2021-1A, 3M USD LIBOR + 1.120%	1.374%	4/20/34	1,600	1,599
[1,2,6]	RR 18 Ltd. Series 2021-18A, 3M USD LIBOR + 1.600%	1.841%	10/15/34	600	596
[1,2,6]	Sound Point CLO XXXI Ltd. Series 2021-3A, 3M USD LIBOR + 1.650%	1.781%	10/25/34	395	390
[1,2,6]	Symphony CLO XXVIII Ltd. Series 2021-28A, 3M USD LIBOR + 1.650%	1.738%	10/23/34	350	350
					10,288
United States (0.8%)
[1,2]	Aaset Trust Series 2019-1	3.844%	5/15/39	181	160
[1,2]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	1,260	1,207
[1,2]	Angel Oak Mortgage Trust I LLC Series 2018-3	3.649%	9/25/48	53	53
[1,2,6]	BX Trust Series 2021-ARIA, 1M USD LIBOR + 1.297%	1.488%	10/15/36	1,290	1,264
[1,2,6]	BX Trust Series 2021-LGCY, 1M USD LIBOR + 0.506%	0.697%	10/15/23	2,930	2,818
[1,2]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	189	187
[1,2]	Connecticut Avenue Securities Trust Series 2021-R01	1.599%	10/25/41	250	250
[1,2]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	729	729
[2,3]	Fannie Mae-Aces Series 2021-M2S	2.386%	10/25/36	649	642
[2]	Ford Credit Auto Lease Trust Series 2021-A	0.780%	9/15/25	280	275
[2,3,6]	Freddie Mac STACR Debt Notes Series 2016-DNA3, 1M USD LIBOR + 5.000%	5.187%	12/25/28	280	295
[2,3,6]	Freddie Mac STACR Debt Notes Series 2017-DNA3, 1M USD LIBOR + 2.500%	2.687%	3/25/30	861	883
[1,2,3]	Freddie Mac STACR REMICS Trust Series 2020-DNA5	2.849%	10/25/50	591	595
7

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,3]	Freddie Mac STACR REMICS Trust Series 2021-DNA1	0.699%	1/25/51	57	57
[1,2]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	1,211	1,158
[1,2]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	425	414
[2]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	159	161
[1,2,6]	SREIT Trust Series 2021-MFP, 1M USD LIBOR + 1.080%	1.271%	11/15/38	1,550	1,519
[1,2]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/51	589	564
[1,2]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/51	539	513
[1,2]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	108	109
[1,2]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	190	191
[1,2]	Vantage Data Centers Issuer LLC Series 2020-1A	1.645%	9/15/45	810	774
					14,818
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $25,655)					25,249
Corporate Bonds (18.4%)
Australia (0.3%)
[1]	Commonwealth Bank of Australia	2.688%	3/11/31	3,150	2,943
[1]	Macquarie Group Ltd.	2.871%	1/14/33	3,380	3,197
					6,140
Austria (0.1%)
[1]	JAB Holdings BV	2.200%	11/23/30	430	397
[1]	JAB Holdings BV	3.750%	5/28/51	805	769
					1,166
Belgium (0.1%)
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	670	719
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	170	187
					906
Canada (0.3%)
[7]	Bank of Montreal	2.850%	3/6/24	3,185	2,538
[2,7]	Bell Telephone Co. of Canada or Bell Canada	3.350%	3/22/23	975	779
	Canadian Pacific Railway Co.	2.450%	12/2/31	1,040	998
	Fortis Inc.	3.055%	10/4/26	775	783
	Nutrien Ltd.	4.125%	3/15/35	650	690
	TransCanada PipeLines Ltd.	4.875%	1/15/26	400	433
					6,221
Denmark (0.3%)
[8]	Danske Bank A/S	0.500%	8/27/25	2,450	2,717
[1]	Danske Bank A/S	1.621%	9/11/26	1,320	1,262
[2,9]	Danske Bank A/S	2.250%	1/14/28	1,440	1,889
					5,868
France (1.1%)
[2,8]	Airbus SE	2.375%	4/7/32	510	618
[2,8]	Airbus SE	2.375%	6/9/40	1,095	1,251
[2,8]	AXA SA	5.125%	7/4/43	600	711
[1]	BNP Paribas SA	2.819%	11/19/25	470	470
[1]	BNP Paribas SA	2.219%	6/9/26	1,095	1,073
[2,8]	BNP Paribas SA	0.125%	9/4/26	600	642
[2,8]	BNP Paribas SA	2.125%	1/23/27	1,800	2,082
8

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	BNP Paribas SA	2.591%	1/20/28	2,065	2,009
[1]	BNP Paribas SA	2.159%	9/15/29	1,800	1,675
[2,8]	BPCE SA	1.125%	1/18/23	700	793
[1]	BPCE SA	3.250%	1/11/28	525	537
[1]	BPCE SA	2.277%	1/20/32	1,100	999
[1]	Danone SA	2.947%	11/2/26	555	566
[2,9]	Electricite de France SA	5.500%	10/17/41	200	336
[2,8]	Engie SA	0.000%	3/4/27	1,300	1,385
[2,8]	Orange SA	1.000%	5/12/25	1,300	1,478
[2,8]	Orange SA	1.625%	4/7/32	800	917
[2,8]	RCI Banque SA	0.750%	9/26/22	500	562
[2,8]	RCI Banque SA	1.375%	3/8/24	1,400	1,596
[2,8]	RCI Banque SA	1.625%	4/11/25	220	252
[8]	Societe Generale SFH SA	0.750%	1/29/27	1,500	1,706
					21,658
Germany (0.6%)
[1]	Bayer US Finance II LLC	4.250%	12/15/25	1,000	1,048
[1]	Bayer US Finance LLC	3.375%	10/8/24	770	785
[2,9]	E.ON International Finance BV	4.750%	1/31/34	200	315
[2,9]	E.ON International Finance BV	5.875%	10/30/37	250	446
[2,8]	Vantage Towers AG	0.375%	3/31/27	100	106
[2,8]	Vantage Towers AG	0.750%	3/31/30	1,300	1,320
[2,9]	Volkswagen Financial Services NV	0.875%	2/20/25	700	898
[2,8]	Volkswagen Leasing GmbH	2.625%	1/15/24	425	497
[2,8]	Volkswagen Leasing GmbH	1.375%	1/20/25	3,100	3,537
[2,8]	Volkswagen Leasing GmbH	0.625%	7/19/29	825	859
[8]	Wintershall Dea Finance BV	1.823%	9/25/31	2,400	2,216
					12,027
Hong Kong (0.1%)
[2,8]	AIA Group Ltd.	0.880%	9/9/33	780	814
Ireland (0.5%)
	AerCap Ireland Capital DAC	3.000%	10/29/28	1,620	1,560
	AerCap Ireland Capital DAC	3.300%	1/30/32	865	821
	AerCap Ireland Capital DAC	3.400%	10/29/33	820	774
[1]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	939	890
[1]	Avolon Holdings Funding Ltd.	4.375%	5/1/26	646	665
[1]	Avolon Holdings Funding Ltd.	2.528%	11/18/27	1,770	1,661
[1]	Avolon Holdings Funding Ltd.	2.750%	2/21/28	655	617
[8]	CRH Finance DAC	3.125%	4/3/23	1,634	1,893
[2,8]	CRH SMW Finance DAC	1.250%	11/5/26	1,200	1,363
					10,244
Italy (0.3%)
[2,8]	Enel Finance International NV	0.500%	6/17/30	2,875	2,931
[1]	Enel Finance International NV	4.750%	5/25/47	1,030	1,132
[2,8]	Terna - Rete Elettrica Nazionale	0.375%	6/23/29	1,400	1,467
[1]	UniCredit SpA	1.982%	6/3/27	930	866
					6,396
Japan (0.1%)
[1]	NTT Finance Corp.	1.162%	4/3/26	1,180	1,123
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	200	181
					1,304
Kuwait (0.2%)
[1]	NBK SPC Ltd.	1.625%	9/15/27	3,000	2,821
9

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mexico (0.0%)
	America Movil SAB de CV	3.625%	4/22/29	275	284
	America Movil SAB de CV	6.375%	3/1/35	350	453
					737
Netherlands (0.5%)
[1]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,090	1,030
[2,9]	Cooperatieve Rabobank UA	4.625%	5/23/29	100	147
[2,8]	Cooperatieve Rabobank UA	0.010%	7/2/30	1,900	2,006
[8]	ING Groep NV	0.250%	2/18/29	1,100	1,136
[8]	ING Groep NV	0.250%	2/1/30	3,600	3,663
	Shell International Finance BV	4.000%	5/10/46	300	318
	Shell International Finance BV	3.000%	11/26/51	1,215	1,106
					9,406
Norway (0.2%)
[2,8]	Aker BP ASA	1.125%	5/12/29	1,950	2,051
[1]	Aker BP ASA	4.000%	1/15/31	1,090	1,120
					3,171
Saudi Arabia (0.1%)
[1]	EIG Pearl Holdings Sarl	3.545%	8/31/36	1,825	1,785
South Korea (0.0%)
[1]	SK Telecom Co. Ltd.	3.750%	4/16/23	200	204
Spain (0.1%)
[2,8]	Iberdrola Finanzas SA	1.250%	10/28/26	1,300	1,498
	Telefonica Emisiones SA	4.665%	3/6/38	1,055	1,095
					2,593
Switzerland (0.7%)
[1]	Alcon Finance Corp.	3.000%	9/23/29	3,805	3,770
[2,8]	Credit Suisse Group AG	1.250%	7/17/25	675	757
[1]	Credit Suisse Group AG	3.091%	5/14/32	4,565	4,327
[1]	UBS Group AG	1.494%	8/10/27	1,495	1,413
[8]	UBS Group AG	0.250%	2/24/28	1,600	1,675
[1]	UBS Group AG	2.746%	2/11/33	2,195	2,094
					14,036
United Arab Emirates (0.3%)
[1]	DAE Funding LLC	1.550%	8/1/24	1,915	1,843
[1]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	4,560	4,241
					6,084
United Kingdom (2.1%)
	AstraZeneca plc	4.000%	1/17/29	755	817
[2,8]	Barclays plc	1.125%	3/22/31	2,075	2,217
[8]	Barclays plc	1.106%	5/12/32	1,850	1,914
	Barclays plc	2.894%	11/24/32	1,350	1,279
	Barclays plc	3.330%	11/24/42	1,130	1,032
	BAT Capital Corp.	3.557%	8/15/27	1,240	1,252
[2,8]	BP Capital Markets BV	0.933%	12/4/40	2,355	2,014
[2,7]	BP Capital Markets plc	3.470%	5/15/25	1,350	1,092
[1]	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	1,275	1,290
[2,9]	Heathrow Funding Ltd.	2.750%	10/13/29	2,600	3,428
[2,9]	Heathrow Funding Ltd.	2.750%	8/9/49	250	291
[2,9]	HSBC Holdings plc	2.256%	11/13/26	600	790
	HSBC Holdings plc	1.589%	5/24/27	580	547
[9]	HSBC Holdings plc	1.750%	7/24/27	750	962
10

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	HSBC Holdings plc	4.041%	3/13/28	1,160	1,202
	HSBC Holdings plc	2.206%	8/17/29	1,565	1,461
	HSBC Holdings plc	2.804%	5/24/32	935	883
	HSBC Holdings plc	2.871%	11/22/32	2,270	2,154
[6]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.488%	5/18/24	245	247
[2,8]	NatWest Group plc	1.750%	3/2/26	3,125	3,550
[2,8]	NatWest Group plc	0.780%	2/26/30	800	826
[9]	NatWest Group plc	3.622%	8/14/30	2,500	3,377
[2,8]	NatWest Group plc	1.043%	9/14/32	925	954
	Santander UK Group Holdings plc	1.089%	3/15/25	3,210	3,114
[8]	Segro Capital Sarl	0.500%	9/22/31	950	956
[1]	Sky Ltd.	3.125%	11/26/22	725	735
[1]	Standard Chartered plc	0.991%	1/12/25	815	791
	Vodafone Group plc	5.250%	5/30/48	400	465
					39,640
United States (10.4%)
	AbbVie Inc.	3.800%	3/15/25	1,060	1,101
	AbbVie Inc.	4.050%	11/21/39	275	289
[2]	Alabama Power Co.	4.300%	7/15/48	255	276
	Altria Group Inc.	3.875%	9/16/46	400	344
	Amazon.com Inc.	4.800%	12/5/34	300	361
	American Electric Power Co. Inc.	3.200%	11/13/27	950	970
[9]	American Honda Finance Corp.	0.750%	11/25/26	1,855	2,347
[8]	American International Group Inc.	1.500%	6/8/23	975	1,105
	American International Group Inc.	4.250%	3/15/29	1,072	1,157
	American International Group Inc.	3.400%	6/30/30	785	807
	American International Group Inc.	4.500%	7/16/44	73	81
	American International Group Inc.	4.750%	4/1/48	45	52
	American International Group Inc.	4.375%	6/30/50	570	634
	American Tower Corp.	5.000%	2/15/24	380	400
	American Tower Corp.	4.400%	2/15/26	300	318
[8]	American Tower Corp.	0.450%	1/15/27	1,220	1,290
[1]	American Transmission Systems Inc.	2.650%	1/15/32	1,070	1,026
	Amgen Inc.	4.200%	2/22/52	300	315
	Anthem Inc.	2.250%	5/15/30	1,010	957
[8]	AT&T Inc.	2.050%	5/19/32	475	550
[8]	AT&T Inc.	3.150%	9/4/36	575	712
[8]	AT&T Inc.	2.600%	5/19/38	425	498
	AT&T Inc.	3.500%	6/1/41	1,245	1,184
	AT&T Inc.	3.300%	2/1/52	155	138
	AT&T Inc.	3.500%	9/15/53	2,620	2,401
[1]	Athene Global Funding	2.500%	3/24/28	2,555	2,459
[2]	Bank of America Corp.	3.300%	1/11/23	570	579
	Bank of America Corp.	1.734%	7/22/27	1,325	1,266
[2]	Bank of America Corp.	3.593%	7/21/28	1,885	1,946
[2]	Bank of America Corp.	4.271%	7/23/29	1,640	1,748
	Bank of America Corp.	2.687%	4/22/32	1,320	1,269
	Bank of America Corp.	2.482%	9/21/36	3,585	3,251
[2,6]	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	1.349%	10/30/23	415	417
	Boeing Co.	1.433%	2/4/24	805	792
	Boeing Co.	2.196%	2/4/26	1,145	1,109
	Boeing Co.	3.250%	3/1/28	632	633
	Boeing Co.	3.450%	11/1/28	230	232
	Boeing Co.	3.625%	2/1/31	365	368
11

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	415	385
[8]	BorgWarner Inc.	1.000%	5/19/31	875	886
[1]	Boston Gas Co.	3.001%	8/1/29	130	129
	Boston Scientific Corp.	4.000%	3/1/29	60	64
	Boston Scientific Corp.	4.550%	3/1/39	600	664
	Brandywine Operating Partnership LP	3.950%	11/15/27	890	929
	Brixmor Operating Partnership LP	2.500%	8/16/31	805	742
	Broadcom Inc.	4.700%	4/15/25	1,510	1,605
[1]	Broadcom Inc.	2.600%	2/15/33	3,355	3,058
[1]	Broadcom Inc.	3.419%	4/15/33	1,695	1,655
[1]	Brooklyn Union Gas Co.	4.273%	3/15/48	965	969
[1]	Cargill Inc.	4.760%	11/23/45	340	409
	Carrier Global Corp.	2.722%	2/15/30	648	630
	Carrier Global Corp.	3.377%	4/5/40	250	235
	Charter Communications Operating LLC	5.050%	3/30/29	595	649
	Charter Communications Operating LLC	2.300%	2/1/32	1,325	1,178
	Charter Communications Operating LLC	6.384%	10/23/35	355	425
	Charter Communications Operating LLC	4.800%	3/1/50	118	115
	Charter Communications Operating LLC	3.700%	4/1/51	610	513
	Cigna Corp.	4.375%	10/15/28	420	455
	Cigna Corp.	2.400%	3/15/30	310	295
	Citigroup Inc.	4.600%	3/9/26	535	571
	Cleco Corporate Holdings LLC	3.743%	5/1/26	475	494
	Cleco Corporate Holdings LLC	3.375%	9/15/29	325	321
[1]	CNO Global Funding	2.650%	1/6/29	1,975	1,896
	Comcast Corp.	3.950%	10/15/25	250	264
	Comcast Corp.	6.500%	11/15/35	178	239
	Comcast Corp.	4.000%	3/1/48	40	42
	Comcast Corp.	3.999%	11/1/49	120	125
[1]	Comcast Corp.	2.887%	11/1/51	1,417	1,229
	Comcast Corp.	4.049%	11/1/52	11	12
[1]	Comcast Corp.	2.937%	11/1/56	190	161
	Comcast Corp.	2.650%	8/15/62	25	20
[1]	Comcast Corp.	2.987%	11/1/63	11	9
	CommonSpirit Health	4.200%	8/1/23	770	792
	CommonSpirit Health	3.347%	10/1/29	355	359
	CommonSpirit Health	2.782%	10/1/30	684	665
	CommonSpirit Health	4.187%	10/1/49	775	817
	CommonSpirit Health	3.910%	10/1/50	60	61
	Commonwealth Edison Co.	3.650%	6/15/46	35	35
	Commonwealth Edison Co.	4.000%	3/1/48	245	262
	Conagra Brands Inc.	4.600%	11/1/25	200	213
	Conagra Brands Inc.	1.375%	11/1/27	640	588
[2]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	75	97
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	590	527
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	290	321
	Constellation Brands Inc.	2.875%	5/1/30	115	112
[1]	Cox Communications Inc.	3.500%	8/15/27	2,665	2,758
[1]	Cox Communications Inc.	4.800%	2/1/35	100	110
	Crown Castle International Corp.	2.100%	4/1/31	2,475	2,229
	Crown Castle International Corp.	2.900%	4/1/41	420	361
	CSX Corp.	4.300%	3/1/48	495	543
	CubeSmart LP	2.250%	12/15/28	995	946
	CVS Health Corp.	2.875%	6/1/26	1,455	1,472
	CVS Health Corp.	4.300%	3/25/28	113	122
12

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	4.125%	4/1/40	235	244
	CVS Health Corp.	5.050%	3/25/48	125	146
	Dignity Health	3.812%	11/1/24	594	613
	Dignity Health	4.500%	11/1/42	166	182
	Discovery Communications LLC	3.950%	3/20/28	424	438
	Discovery Communications LLC	4.125%	5/15/29	186	194
	Discovery Communications LLC	3.625%	5/15/30	995	999
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	201
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	113	136
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	300	368
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	230	257
	Duke Energy Corp.	2.550%	6/15/31	900	844
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	660	714
	Energy Transfer LP	4.900%	3/15/35	1,075	1,130
	EPR Properties	4.750%	12/15/26	215	222
	EPR Properties	4.950%	4/15/28	215	222
	EPR Properties	3.750%	8/15/29	1,365	1,315
	EPR Properties	3.600%	11/15/31	2,005	1,881
[1]	Equitable Financial Life Global Funding	1.400%	7/7/25	150	145
[1]	Equitable Financial Life Global Funding	1.300%	7/12/26	1,020	969
[1]	Equitable Financial Life Global Funding	1.400%	8/27/27	825	774
[1]	ERAC USA Finance LLC	3.300%	12/1/26	300	309
[1]	ERAC USA Finance LLC	4.500%	2/15/45	455	500
	Evergy Kansas Central Inc.	3.250%	9/1/49	235	218
[2]	Evergy Metro Inc.	2.250%	6/1/30	245	235
	Exxon Mobil Corp.	2.275%	8/16/26	1,075	1,080
	Exxon Mobil Corp.	2.610%	10/15/30	190	188
	Fifth Third Bancorp	2.550%	5/5/27	555	554
	Fiserv Inc.	3.200%	7/1/26	355	363
[8]	General Mills Inc.	0.450%	1/15/26	1,275	1,410
	General Motors Co.	4.200%	10/1/27	475	501
	General Motors Co.	5.000%	10/1/28	935	1,020
[1]	Genting New York LLC	3.300%	2/15/26	1,668	1,605
	Georgia Power Co.	4.300%	3/15/42	860	898
	Gilead Sciences Inc.	2.800%	10/1/50	2,060	1,743
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	1,375	1,400
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,610	3,413
	Goldman Sachs Group Inc.	2.615%	4/22/32	885	837
	Goldman Sachs Group Inc.	2.383%	7/21/32	960	890
	Goldman Sachs Group Inc.	2.650%	10/21/32	2,075	1,968
[1]	Gray Oak Pipeline LLC	2.600%	10/15/25	436	432
[1]	Gray Oak Pipeline LLC	3.450%	10/15/27	70	71
	HCA Inc.	5.250%	6/15/49	575	654
	Healthpeak Properties Inc.	3.500%	7/15/29	335	347
	Hess Corp.	7.300%	8/15/31	1,120	1,426
	Hess Corp.	5.600%	2/15/41	1,780	2,051
[1]	Hyundai Capital America	0.800%	4/3/23	1,385	1,369
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,425	1,274
	International Business Machines Corp.	3.300%	5/15/26	550	573
	International Paper Co.	4.350%	8/15/48	222	242
[2]	John Deere Capital Corp.	3.450%	3/13/25	985	1,026
[2]	Johnson Controls International plc	4.950%	7/2/64	692	798
	JPMorgan Chase & Co.	2.580%	4/22/32	1,910	1,830
	JPMorgan Chase & Co.	2.545%	11/8/32	1,495	1,428
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	975	1,034
13

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Kaiser Foundation Hospitals	2.810%	6/1/41	1,200	1,108
	Kaiser Foundation Hospitals	4.875%	4/1/42	45	54
[1]	KeySpan Gas East Corp.	2.742%	8/15/26	400	398
	Kroger Co.	4.450%	2/1/47	330	359
	Kroger Co.	5.400%	1/15/49	290	360
[1]	Kyndryl Holdings Inc.	3.150%	10/15/31	2,845	2,583
	Lowe's Cos. Inc.	1.300%	4/15/28	1,845	1,702
	Marathon Oil Corp.	6.800%	3/15/32	1,000	1,230
	Marathon Oil Corp.	6.600%	10/1/37	1,000	1,259
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	1,010	1,102
	Marvell Technology Inc.	2.950%	4/15/31	1,130	1,091
[1]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	550	517
	McCormick & Co. Inc.	2.500%	4/15/30	180	173
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	172
	Merck & Co. Inc.	3.400%	3/7/29	545	574
[2]	Mercy Health	3.555%	8/1/27	410	421
[2]	Mercy Health	4.302%	7/1/28	140	151
	Microchip Technology Inc.	0.972%	2/15/24	1,630	1,589
	Microsoft Corp.	2.921%	3/17/52	1,125	1,075
	MidAmerican Energy Co.	4.250%	5/1/46	10	11
[1]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	1,385	1,470
[2,7]	Molson Coors International LP	2.840%	7/15/23	1,875	1,488
[8]	Mondelez International Inc.	0.250%	3/17/28	975	1,036
[2]	Morgan Stanley	3.125%	7/27/26	1,850	1,885
[2]	Morgan Stanley	3.772%	1/24/29	570	592
[8]	Morgan Stanley	0.497%	2/7/31	1,050	1,067
[2]	Morgan Stanley	2.511%	10/20/32	1,055	997
	Morgan Stanley	2.484%	9/16/36	3,580	3,251
	National Retail Properties Inc.	3.900%	6/15/24	805	833
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	1,120	1,065
[1]	Niagara Mohawk Power Corp.	1.960%	6/27/30	985	912
	Norfolk Southern Corp.	2.550%	11/1/29	1,165	1,153
[1]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	230	231
[1]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	36	34
	NVIDIA Corp.	3.500%	4/1/40	445	457
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	925	853
[1]	Oglethorpe Power Corp.	6.191%	1/1/31	210	247
	Oglethorpe Power Corp.	5.050%	10/1/48	161	185
	Oracle Corp.	3.400%	7/8/24	575	589
	Oracle Corp.	3.600%	4/1/50	1,340	1,164
	Oracle Corp.	3.950%	3/25/51	1,900	1,743
	Oracle Corp.	3.850%	4/1/60	225	194
	PacifiCorp	2.700%	9/15/30	205	202
[1]	Pennsylvania Electric Co.	3.600%	6/1/29	208	215
[1]	Penske Truck Leasing Co. LP	4.250%	1/17/23	1,405	1,434
[1]	Penske Truck Leasing Co. LP	2.700%	11/1/24	170	171
[1]	Penske Truck Leasing Co. LP	3.950%	3/10/25	1,120	1,164
[1]	Penske Truck Leasing Co. LP	4.000%	7/15/25	180	187
	Pfizer Inc.	1.700%	5/28/30	275	256
[2]	PNC Bank NA	3.250%	1/22/28	910	942
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	225	239
[8]	Public Storage	0.500%	9/9/30	1,035	1,034
	Raytheon Technologies Corp.	3.950%	8/16/25	285	300
	Raytheon Technologies Corp.	4.450%	11/16/38	725	809
14

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	3.400%	1/15/28	535	552
	Realty Income Corp.	2.200%	6/15/28	285	276
	Realty Income Corp.	3.100%	12/15/29	830	837
	Realty Income Corp.	2.850%	12/15/32	120	117
[9]	Realty Income Corp.	1.750%	7/13/33	1,075	1,293
[9]	Realty Income Corp.	2.500%	1/14/42	465	567
	Royalty Pharma plc	3.300%	9/2/40	315	279
	Royalty Pharma plc	3.550%	9/2/50	765	663
	Royalty Pharma plc	3.350%	9/2/51	1,275	1,067
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	1,360	1,236
[2]	San Diego Gas & Electric Co.	4.100%	6/15/49	261	276
[1]	SBA Tower Trust	3.448%	3/15/23	675	684
[1]	SBA Tower Trust	1.884%	1/15/26	245	237
[1]	SBA Tower Trust	1.631%	11/15/26	2,265	2,179
[2]	SCE Recovery Funding LLC	0.861%	11/15/31	385	360
[2]	SCE Recovery Funding LLC	1.942%	5/15/38	165	150
[2]	SCE Recovery Funding LLC	2.510%	11/15/43	95	85
	Sempra Energy	3.250%	6/15/27	1,050	1,073
	Sherwin-Williams Co.	3.450%	6/1/27	2,055	2,138
	Sierra Pacific Power Co.	2.600%	5/1/26	149	151
[2]	Southern California Edison Co.	3.700%	8/1/25	30	31
[2]	Southern California Edison Co.	2.950%	2/1/51	790	666
	Southern Co.	4.400%	7/1/46	5	5
[1]	Sprint Spectrum Co. LLC	4.738%	3/20/25	654	675
[2]	SSM Health Care Corp.	3.823%	6/1/27	320	341
[2]	Sutter Health	2.294%	8/15/30	360	338
[1]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	860	1,008
	Teledyne Technologies Inc.	2.250%	4/1/28	985	958
	Teledyne Technologies Inc.	2.750%	4/1/31	790	760
[8]	Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	885	899
	T-Mobile USA Inc.	2.050%	2/15/28	1,975	1,880
[1]	T-Mobile USA Inc.	2.700%	3/15/32	2,160	2,030
[2]	Toledo Hospital	5.325%	11/15/28	555	610
	Toledo Hospital	5.750%	11/15/38	205	229
[2]	Truist Bank	3.300%	5/15/26	450	466
[2]	Truist Financial Corp.	3.700%	6/5/25	970	1,014
	Union Pacific Corp.	3.600%	9/15/37	910	944
	Union Pacific Corp.	3.750%	2/5/70	285	284
[2]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	51	50
	UnitedHealth Group Inc.	3.850%	6/15/28	820	879
	UnitedHealth Group Inc.	2.000%	5/15/30	240	227
	UnitedHealth Group Inc.	4.625%	7/15/35	75	87
	UnitedHealth Group Inc.	4.200%	1/15/47	65	72
	US Bancorp	2.491%	11/3/36	996	929
[8]	Verizon Communications Inc.	1.250%	4/8/30	2,350	2,606
	Verizon Communications Inc.	1.680%	10/30/30	307	276
[1]	Verizon Communications Inc.	2.355%	3/15/32	3,475	3,246
[8]	Verizon Communications Inc.	1.500%	9/19/39	1,100	1,114
[2,7]	Wells Fargo & Co.	2.975%	5/19/26	625	494
[2]	Wells Fargo & Co.	4.100%	6/3/26	920	969
[2]	Wells Fargo & Co.	4.300%	7/22/27	275	294
[2]	Wells Fargo & Co.	2.879%	10/30/30	435	428
15

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo & Co.	4.750%	12/7/46	800	900
	Welltower Inc.	4.000%	6/1/25	275	288
					200,371
Total Corporate Bonds (Cost $367,675)					353,592
Sovereign Bonds (3.3%)
Australia (0.1%)
[2,10]	Commonwealth of Australia	2.750%	11/21/27	135	102
[2,10]	Commonwealth of Australia	2.250%	5/21/28	1,195	885
[2,10]	Commonwealth of Australia	1.000%	11/21/31	2,175	1,428
					2,415
Bermuda (0.0%)
[1,2]	Bermuda	2.375%	8/20/30	200	189
[1,2]	Bermuda	3.375%	8/20/50	200	184
					373
Canada (0.6%)
[7]	Canadian Government Bond	0.750%	10/1/24	4,565	3,530
[7]	Canadian Government Bond	1.500%	6/1/31	350	268
[7]	Canadian Government Bond	2.000%	12/1/51	250	192
[7]	City of Montreal	3.150%	12/1/36	750	585
[7]	City of Montreal	3.500%	12/1/38	410	335
[7]	City of Montreal	2.400%	12/1/41	1,000	700
[7]	City of Toronto	3.200%	8/1/48	1,000	769
[7]	Municipal Finance Authority of British Columbia	4.950%	12/1/27	2,200	1,989
[7]	Province of Ontario	2.900%	6/2/28	1,910	1,566
[2,11]	Province of Ontario	0.250%	6/28/29	985	1,058
[7]	Regional Municipality of York	2.150%	6/22/31	800	608
					11,600
Chile (0.0%)
[2]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	665
China (0.1%)
[1,2]	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	2,135	2,139
Colombia (0.1%)
[2]	Republic of Colombia	4.000%	2/26/24	1,350	1,370
France (0.1%)
[1,2]	Electricite de France SA	5.600%	1/27/40	1,225	1,408
Germany (0.1%)
[8]	Federal Republic of Germany	0.250%	8/15/28	1,700	1,952
Japan (0.6%)
[2,12]	Japan	0.100%	3/20/31	421,350	3,651
[2,12]	Japan	0.100%	6/20/31	464,750	4,022
[2,12]	Japan	0.100%	9/20/31	85,100	735
[2,12]	Japan	0.700%	6/20/51	301,250	2,512
[2,12]	Japan	0.700%	9/20/51	59,400	494
					11,414
Mexico (0.0%)
[2]	United Mexican States	4.280%	8/14/41	1,205	1,132
Norway (0.1%)
	Equinor ASA	3.000%	4/6/27	1,545	1,586
16

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Panama (0.0%)
[1,2]	Empresa de Transmision Electrica SA	5.125%	5/2/49	470	475
Qatar (0.2%)
[1,2]	Qatar Energy	2.250%	7/12/31	820	777
[1,2]	Qatar Energy	3.125%	7/12/41	685	646
[1,2]	State of Qatar	3.875%	4/23/23	550	565
[1,2]	State of Qatar	5.103%	4/23/48	255	322
[1,2]	State of Qatar	4.400%	4/16/50	780	906
					3,216
Romania (0.1%)
[2,8]	Republic of Romania	2.124%	7/16/31	400	374
[1,2,8]	Republic of Romania	2.000%	4/14/33	837	723
[2,8]	Republic of Romania	2.625%	12/2/40	525	431
					1,528
Saudi Arabia (0.2%)
[1,2]	Kingdom of Saudi Arabia	2.875%	3/4/23	2,020	2,046
[1,2]	Saudi Arabian Oil Co.	2.875%	4/16/24	500	504
[1,2]	Saudi Arabian Oil Co.	3.500%	4/16/29	680	702
					3,252
Singapore (0.0%)
[1,2]	Temasek Financial I Ltd.	3.625%	8/1/28	510	553
Spain (0.1%)
[1,8]	Kingdom of Spain	0.600%	10/31/29	1,050	1,166
Supranational (0.6%)
[8]	European Investment Bank	0.000%	11/15/27	1,460	1,617
[8]	European Stability Mechanism	0.000%	12/16/24	963	1,081
[8]	European Stability Mechanism	0.000%	12/15/26	1,425	1,585
[2,8]	European Union	0.000%	7/4/35	3,630	3,652
[2,8]	European Union	0.200%	6/4/36	4,110	4,218
					12,153
United Arab Emirates (0.1%)
[2]	Emirate of Abu Dhabi	3.125%	10/11/27	1,235	1,297
United Kingdom (0.2%)
[9]	United Kingdom	0.625%	6/7/25	700	926
[9]	United Kingdom	1.250%	7/22/27	655	886
[9]	United Kingdom	3.500%	1/22/45	1,580	2,864
					4,676
Total Sovereign Bonds (Cost $66,991)					64,370
Taxable Municipal Bonds (0.6%)
United States (0.6%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	100	100
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	55	74
	Connecticut GO	2.000%	7/1/23	190	191
	Connecticut GO	5.770%	3/15/25	275	305
	Dallas/Fort Worth International Airport Revenue	3.089%	11/1/40	90	90
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	55	57
[13]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	405	417
17

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	747	1,072
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	35	34
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	65	64
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	165	167
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	290	276
	Illinois GO	5.100%	6/1/33	4,040	4,457
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	475	443
[13]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	520	559
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	175	177
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	20	22
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	170	226
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	805	1,109
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	285	289
[15]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	635	778
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	295	275
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	205	246
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	765
Total Taxable Municipal Bonds (Cost $12,029)					12,193
				Shares
Temporary Cash Investments (3.8%)
Money Market Fund (3.6%)
[16]	Vanguard Market Liquidity Fund	0.138%		689,320	68,925
18

Global Wellington Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.2%)
United States Treasury Bill	0.848%	1/26/23	5,220	5,178
Total Temporary Cash Investments (Cost $74,085)				74,103
Total Investments (100.2%) (Cost $1,659,612)				1,930,056
Other Assets and Liabilities—Net (-0.2%)				(4,204)
Net Assets (100%)				1,925,852
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the aggregate value was $138,020,000, representing 7.2% of net assets.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2022.
5	Securities with a value of $1,772,000 have been segregated as initial margin for open futures contracts.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in Canadian dollars.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Face amount denominated in Australian dollars.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Japanese yen.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
19

Global Wellington Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	72	8,516	43
Euro-Bobl	March 2022	202	29,865	(404)
Euro-BTP	March 2022	4	633	8
Euro-Buxl	March 2022	27	5,987	(433)
Euro-OAT	March 2022	16	2,840	(130)
Euro-Schatz	March 2022	125	15,696	(25)
Long Gilt	June 2022	53	8,751	61
Ultra Long U.S. Treasury Bond	June 2022	6	1,116	4
				(876)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2022	(409)	(52,122)	(500)
Euro-Bund	March 2022	(8)	(1,498)	(9)
Ultra 10-Year U.S. Treasury Note	June 2022	(114)	(16,111)	(206)
				(715)
				(1,591)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	3/31/22	CAD	655	USD	516	—	—
JPMorgan Chase Bank, N.A.	3/31/22	EUR	3,825	USD	4,301	—	(7)
JPMorgan Chase Bank, N.A.	3/31/22	GBP	388	USD	521	—	—
Goldman Sachs International	3/31/22	USD	6,875	AUD	9,512	—	(37)
Goldman Sachs International	3/31/22	USD	17,236	CAD	21,991	—	(116)
Bank of America, N.A.	3/31/22	AUD	900	CAD	829	—	—
Bank of America, N.A.	3/31/22	USD	3,035	CHF	2,784	—	(4)
JPMorgan Chase Bank, N.A.	3/31/22	USD	101,642	EUR	89,526	1,128	—
JPMorgan Chase Bank, N.A.	3/31/22	GBP	2,921	EUR	3,483	9	—
20

Global Wellington Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	3/31/22	USD	31,269	GBP	23,079	299	—
JPMorgan Chase Bank, N.A.	3/31/22	USD	12,810	JPY	1,473,473	—	(16)
Bank of America, N.A.	3/31/22	AUD	4,436	JPY	366,900	30	—
JPMorgan Chase Bank, N.A.	3/31/22	GBP	1,169	JPY	182,188	—	(17)
Goldman Sachs International	3/31/22	USD	493	SEK	4,600	7	—
						1,473	(197)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.
At February 28, 2022, the counterparties had deposited in segregated accounts securities with a value of $900,000 and cash of $1,290,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Global Wellington Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,590,706)	1,861,131
Affiliated Issuers (Cost $68,906)	68,925
Total Investments in Securities	1,930,056
Investment in Vanguard	65
Foreign Currency, at Value (Cost $17,957)	17,949
Receivables for Investment Securities Sold	13,309
Receivables for Accrued Income	7,492
Receivables for Capital Shares Issued	2,008
Unrealized Appreciation—Forward Currency Contracts	1,473
Total Assets	1,972,352
Liabilities
Due to Custodian	812
Payables for Investment Securities Purchased	42,300
Payables for Capital Shares Redeemed	1,986
Payables to Investment Advisor	678
Payables to Vanguard	129
Variation Margin Payable—Futures Contracts	398
Unrealized Depreciation—Forward Currency Contracts	197
Total Liabilities	46,500
Net Assets	1,925,852
22

Global Wellington Fund
Statement of Assets and Liabilities (continued)
At February 28, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	1,634,979
Total Distributable Earnings (Loss)	290,873
Net Assets	1,925,852

Investor Shares—Net Assets
Applicable to 9,754,416 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	248,106
Net Asset Value Per Share—Investor Shares	$25.44

Admiral Shares—Net Assets
Applicable to 52,759,449 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,677,746
Net Asset Value Per Share—Admiral Shares	$31.80
See accompanying Notes, which are an integral part of the Financial Statements.
23

Global Wellington Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends [1]	12,648
Interest [2]	5,661
Total Income	18,309
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,411
Performance Adjustment	(185)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	339
Management and Administrative—Admiral Shares	1,285
Marketing and Distribution—Investor Shares	16
Marketing and Distribution—Admiral Shares	52
Custodian Fees	24
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Admiral Shares	18
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	2,968
Net Investment Income	15,341
Realized Net Gain (Loss)
Investment Securities Sold[2]	16,652
Futures Contracts	2,724
Forward Currency Contracts	6,196
Foreign Currencies	(888)
Realized Net Gain (Loss)	24,684
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(48,888)
Futures Contracts	(1,665)
Forward Currency Contracts	2,015
Foreign Currencies	(32)
Change in Unrealized Appreciation (Depreciation)	(48,570)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,545)
1	Dividends are net of foreign withholding taxes of $552,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $29,000, ($6,000), $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Global Wellington Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,341	27,722
Realized Net Gain (Loss)	24,684	37,845
Change in Unrealized Appreciation (Depreciation)	(48,570)	201,922
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,545)	267,489
Distributions
Investor Shares	(5,839)	(3,249)
Admiral Shares	(40,964)	(22,988)
Total Distributions	(46,803)	(26,237)
Capital Share Transactions
Investor Shares	7,911	34,322
Admiral Shares	148,996	238,122
Net Increase (Decrease) from Capital Share Transactions	156,907	272,444
Total Increase (Decrease)	101,559	513,696
Net Assets
Beginning of Period	1,824,293	1,310,597
End of Period	1,925,852	1,824,293
See accompanying Notes, which are an integral part of the Financial Statements.
25

Global Wellington Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,			October 18, 2017[1] to August 31, 2018
		2021	2020	2019
Net Asset Value, Beginning of Period	$26.18	$22.29	$21.41	$20.51	$20.00
Investment Operations
Net Investment Income[2]	.198	.410	.430	.443	.392
Net Realized and Unrealized Gain (Loss) on Investments	(.296)	3.871	.874	.920	.379
Total from Investment Operations	(.098)	4.281	1.304	1.363	.771
Distributions
Dividends from Net Investment Income	(.233)	(.391)	(.389)	(.426)	(.261)
Distributions from Realized Capital Gains	(.409)	—	(.035)	(.037)	—
Total Distributions	(.642)	(.391)	(.424)	(.463)	(.261)
Net Asset Value, End of Period	$25.44	$26.18	$22.29	$21.41	$20.51
Total Return[3]	-0.39%	19.36%	6.22%	6.80%	3.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$248	$247	$181	$176	$172
Ratio of Total Expenses to Average Net Assets[4]	0.43%	0.42%	0.44%	0.46%	0.46% [5,6]
Ratio of Net Investment Income to Average Net Assets	1.51%	1.68%	2.01%	2.19%	2.32% [5]
Portfolio Turnover Rate	38% [7]	68% [7]	58% [7]	54%	44%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 18, 2017, to November 1, 2017, during which time all assets were held in cash. Performance measurement began November 2, 2017, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.03%), (0.01%), and 0.01%. Performance-based investment advisory fees did not apply before fiscal year 2019.
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.45%.
7	Includes 12%, 20%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
26

Global Wellington Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,			October 18, 2017[1] to August 31, 2018
		2021	2020	2019
Net Asset Value, Beginning of Period	$32.74	$27.87	$26.76	$25.65	$25.00
Investment Operations
Net Investment Income[2]	.268	.554	.564	.583	.511
Net Realized and Unrealized Gain (Loss) on Investments	(.384)	4.842	1.104	1.132	.480
Total from Investment Operations	(.116)	5.396	1.668	1.715	.991
Distributions
Dividends from Net Investment Income	(.313)	(.526)	(.514)	(.559)	(.341)
Distributions from Realized Capital Gains	(.511)	—	(.044)	(.046)	—
Total Distributions	(.824)	(.526)	(.558)	(.605)	(.341)
Net Asset Value, End of Period	$31.80	$32.74	$27.87	$26.76	$25.65
Total Return[3]	-0.37%	19.53%	6.38%	6.85%	3.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,678	$1,577	$1,129	$826	$715
Ratio of Total Expenses to Average Net Assets[4]	0.30%	0.29%	0.34%	0.36%	0.36% [5,6]
Ratio of Net Investment Income to Average Net Assets	1.64%	1.81%	2.11%	2.29%	2.42% [5]
Portfolio Turnover Rate	38% [7]	68% [7]	58% [7]	54%	44%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 18, 2017, to November 1, 2017, during which time all assets were held in cash. Performance measurement began November 2, 2017, the first business day after the subscription period, at a net asset value of $25.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.03%), (0.01%), and 0.01%. Performance-based investment advisory fees did not apply before fiscal year 2019.
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%.
7	Includes 12%, 20%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
27

Global Wellington Fund
Notes to Financial Statements
Vanguard Global Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
28

Global Wellington Fund
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented 4% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset
29

Global Wellington Fund
(liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 28, 2022, the fund’s average investment in forward currency contracts represented 11% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
6. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
30

Global Wellington Fund
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
31

Global Wellington Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the Global Wellington Composite Index, comprising the FTSE Developed Index and the Bloomberg Fixed Income Composite Index, for the preceding three years. For the six months ended February 28, 2022, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets before a net decrease of $185,000 (0.02%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $65,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
32

Global Wellington Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	729,612	—	—	729,612
Common Stocks—Other	48,415	465,399	—	513,814
U.S. Government and Agency Obligations	—	157,123	—	157,123
Asset-Backed/Commercial Mortgage-Backed Securities	—	25,249	—	25,249
Corporate Bonds	—	353,592	—	353,592
Sovereign Bonds	—	64,370	—	64,370
Taxable Municipal Bonds	—	12,193	—	12,193
Temporary Cash Investments	68,925	5,178	—	74,103
Total	846,952	1,083,104	—	1,930,056

Derivative Financial Instruments
Assets
Futures Contracts[1]	116	—	—	116
Forward Currency Contracts	—	1,473	—	1,473
Total	116	1,473	—	1,589
Liabilities
Futures Contracts[1]	1,707	—	—	1,707
Forward Currency Contracts	—	197	—	197
Total	1,707	197	—	1,904
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At February 28, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	116	—	116
Unrealized Appreciation—Forward Currency Contracts	—	1,473	1,473
Total Assets	116	1,473	1,589

Unrealized Depreciation—Futures Contracts[1]	1,707	—	1,707
Unrealized Depreciation—Forward Currency Contracts	—	197	197
Total Liabilities	1,707	197	1,904
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
33

Global Wellington Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	2,724	—	2,724
Forward Currency Contracts	—	6,196	6,196
Realized Net Gain (Loss) on Derivatives	2,724	6,196	8,920

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(1,665)	—	(1,665)
Forward Currency Contracts	—	2,015	2,015
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,665)	2,015	350
F.  As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,660,350
Gross Unrealized Appreciation	313,686
Gross Unrealized Depreciation	(44,295)
Net Unrealized Appreciation (Depreciation)	269,391
G.  During the six months ended February 28, 2022, the fund purchased $391,951,000 of investment securities and sold $337,495,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $416,287,000 and $347,477,000, respectively.
H.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	52,172	2,002	101,873	4,118
Issued in Lieu of Cash Distributions	5,217	203	2,906	120
Redeemed	(49,478)	(1,901)	(70,457)	(2,920)
Net Increase (Decrease)—Investor Shares	7,911	304	34,322	1,318
Admiral Shares
Issued	254,906	7,835	498,135	16,206
Issued in Lieu of Cash Distributions	36,019	1,120	20,433	673
Redeemed	(141,929)	(4,366)	(280,446)	(9,226)
Net Increase (Decrease)—Admiral Shares	148,996	4,589	238,122	7,653
34

Global Wellington Fund
I.  Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
35

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global Wellington Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For the advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. For the equity portion of the fund, Wellington Management focuses on high-quality companies in out-of-favor industries that generate superior returns. The equity subportfolio includes large- and mid-cap stocks, with a valuation discount, premium dividend yield, and market-like earnings growth. The advisor primarily invests the fixed income portion of the fund in government and mortgage securities in addition to high-quality corporate bonds. The fund’s bond portion will maintain an intermediate-term duration. Wellington Management has advised the fund since its inception.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
36

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
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Q15672 042022

Semiannual Report  |  February 28, 2022
Vanguard Global Wellesley® Income Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2022
	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return
Global Wellesley Income Fund
Investor Shares	$1,000.00	$ 983.90	$2.07
Admiral™ Shares	1,000.00	984.60	1.43
Based on Hypothetical 5% Yearly Return
Global Wellesley Income Fund
Investor Shares	$1,000.00	$1,022.71	$2.11
Admiral Shares	1,000.00	1,023.36	1.45
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.42% for Investor Shares and 0.29% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global Wellesley Income Fund
Fund Allocation
As of February 28, 2022

United States	54.5%
United Kingdom	8.3
France	6.7
Canada	5.3
Japan	4.1
Switzerland	3.6
Germany	1.7
Netherlands	1.6
Australia	1.5
Norway	1.4
Supranational	1.2
Spain	1.1
Ireland	1.1
Cayman Islands	1.0
Hong Kong	1.0
Other	5.9
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Global Wellesley Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (37.6%)
Australia (0.9%)
	Rio Tinto plc	65,647	5,133
Canada (3.5%)
	Bank of Nova Scotia	89,431	6,481
	TC Energy Corp.	90,847	4,881
	Royal Bank of Canada	43,201	4,779
	Enbridge Inc.	92,824	4,010
			20,151
China (0.5%)
	ENN Energy Holdings Ltd.	215,400	3,120
France (3.7%)
	AXA SA	225,523	6,102
	TotalEnergies SE	101,459	5,169
	Bureau Veritas SA	145,965	4,174
	Vinci SA	36,247	3,800
	Nexity SA	61,143	2,410
			21,655
Greece (0.6%)
	Hellenic Telecommunications Organization SA	189,242	3,785
Hong Kong (0.8%)
	AIA Group Ltd.	277,000	2,876
*	Sands China Ltd.	704,800	1,859
			4,735
Japan (2.6%)
	Tokio Marine Holdings Inc.	93,500	5,320
	Mitsubishi UFJ Financial Group Inc.	636,100	3,905
	KDDI Corp.	105,500	3,433
	Isuzu Motors Ltd.	191,300	2,588
			15,246
Netherlands (0.7%)
	Koninklijke KPN NV	1,148,106	3,929
Norway (0.8%)
	DNB Bank ASA	200,545	4,490
4

Global Wellesley Income Fund
				Shares	Market Value• ($000)
Spain (0.8%)
		Industria de Diseno Textil SA		87,783	2,290
		Iberdrola SA		191,586	2,174
					4,464
Switzerland (2.3%)
		Novartis AG (Registered)		58,227	5,118
		UBS Group AG (Registered)		257,220	4,732
		Nestle SA (Registered)		25,935	3,379
					13,229
Taiwan (0.7%)
		Taiwan Semiconductor Manufacturing Co. Ltd.		195,000	4,192
United Kingdom (3.5%)
		AstraZeneca plc		52,227	6,348
		BAE Systems plc		560,905	5,385
		National Grid plc		342,772	5,182
		Standard Chartered plc		452,888	3,228
					20,143
United States (16.2%)
		Bank of America Corp.		149,173	6,593
		Philip Morris International Inc.		61,852	6,251
		Anthem Inc.		13,808	6,239
		Pfizer Inc.		125,992	5,914
		Cisco Systems Inc.		97,538	5,440
		Progressive Corp.		47,550	5,037
		Lockheed Martin Corp.		10,643	4,617
		Merck & Co. Inc.		58,657	4,492
		Johnson & Johnson		26,817	4,413
		Exelon Corp.		96,807	4,120
		Comcast Corp. Class A		87,422	4,088
		Duke Energy Corp.		40,103	4,027
		FMC Corp.		33,947	3,980
		Texas Instruments Inc.		22,825	3,880
		Microsoft Corp.		12,699	3,794
		TJX Cos. Inc.		46,100	3,047
		Verizon Communications Inc.		56,299	3,022
		Chubb Ltd.		14,795	3,013
		Edison International		44,583	2,828
		Kellogg Co.		42,377	2,710
		Medtronic plc		25,635	2,691
		Medical Properties Trust Inc.		125,447	2,552
		Home Depot Inc.		5,849	1,847
					94,595
Total Common Stocks (Cost $176,242)					218,867
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (12.3%)
[1,2]	Fannie Mae Pool	3.070%	2/1/25	125	129
[1,2]	Fannie Mae REMICS	2.000%	9/25/40	64	63
[1,2]	Fannie Mae REMICS	2.500%	5/25/45	324	319
[1,2]	Fannie Mae REMICS	3.000%	2/25/49	91	93
5

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Fannie Mae REMICS	3.500%	6/25/44–2/25/48	451	464
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	815	802
[1,2]	Freddie Mac REMICS	3.500%	11/15/40	39	40
[1,2]	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	735	776
[1,3]	Ginnie Mae II Pool	2.000%	3/15/52	775	757
[1,3]	Ginnie Mae II Pool	2.500%	3/15/52	1,225	1,224
[1]	Ginnie Mae REMICS	2.750%	9/20/44	113	114
[1,2,3]	UMBS Pool	2.000%	3/25/37–4/25/52	6,552	6,307
[1,2,3]	UMBS Pool	2.500%	3/25/37–4/25/52	8,165	8,096
[1,2,3]	UMBS Pool	3.000%	3/25/52	4,100	4,140
	United States Treasury Note/Bond	0.250%	9/30/23	1,470	1,445
	United States Treasury Note/Bond	0.375%	10/31/23–9/15/24	2,685	2,627
	United States Treasury Note/Bond	0.500%	11/30/23	1,755	1,728
	United States Treasury Note/Bond	0.625%	10/15/24	525	512
	United States Treasury Note/Bond	0.750%	12/31/23–4/30/26	5,235	5,110
	United States Treasury Note/Bond	0.875%	6/30/26	845	814
	United States Treasury Note/Bond	1.000%	12/15/24	870	855
	United States Treasury Note/Bond	1.125%	10/31/26	145	141
	United States Treasury Note/Bond	1.250%	11/30/26–12/31/26	15,510	15,156
	United States Treasury Note/Bond	1.375%	11/15/31	1,275	1,223
	United States Treasury Note/Bond	1.500%	1/31/27	2,340	2,313
[4]	United States Treasury Note/Bond	1.750%	8/15/41	5,280	4,839
	United States Treasury Note/Bond	1.875%	2/15/51–11/15/51	4,210	3,928
	United States Treasury Note/Bond	2.000%	11/15/41	7,775	7,440
	United States Treasury Note/Bond	2.250%	2/15/52	100	102
Total U.S. Government and Agency Obligations (Cost $72,795)					71,557
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
Bermuda (0.0%)
[1,5]	START Ireland Series 2019-1	4.089%	3/15/44	145	143
Cayman Islands (1.0%)
[1,5,6]	BlueMountain CLO XXXII Ltd. Series 2021-32A, 3M USD LIBOR + 1.170%	1.411%	10/15/34	470	470
[1,5,6]	Columbia Cent CLO 31 Ltd. Series 2021-31A, 3M USD LIBOR + 1.550%	1.804%	4/20/34	340	335
[1,5,6]	KKR CLO 16 Ltd., 3M USD LIBOR + 1.210%	1.464%	10/20/34	435	435
[1,5,6]	Madison Park Funding XI Ltd. Series 2013-11A, 3M USD LIBOR + 1.450%	1.709%	7/23/29	300	298
[1,5,6]	Madison Park Funding XXX Ltd. Series 2018-30A, 3M USD LIBOR + 0.750%	0.991%	4/15/29	1,557	1,548
[1,5,6]	Magnetite VII Ltd. Series 2012-7A, 3M USD LIBOR + 0.800%	1.041%	1/15/28	1,435	1,433
[1,5,6]	Rockland Park CLO Ltd. Series 2021-1A, 3M USD LIBOR + 1.120%	1.374%	4/20/34	475	475
[1,5,6]	RR 18 Ltd. Series 2021-18A, 3M USD LIBOR + 1.600%	1.841%	10/15/34	350	347
[1,5,6]	Sound Point CLO XXXI Ltd. Series 2021-3A, 3M USD LIBOR + 1.650%	1.781%	10/25/34	250	247
					5,588
United States (1.5%)
[1,5]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	740	709
[1,5]	Angel Oak Mortgage Trust I LLC Series 2018-3	3.649%	9/25/48	56	56
[1,5,6]	BX Trust Series 2021-ARIA, 1M USD LIBOR + 1.297%	1.488%	10/15/36	770	755
6

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,5,6]	BX Trust Series 2021-LGCY, 1M USD LIBOR + 0.506%	0.697%	10/15/23	1,750	1,683
[1,5]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	176	174
[1,5]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	1.599%	10/25/41	145	145
[1,5]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	437	436
[1,2]	Fannie Mae-Aces Series 2021-M2S	2.386%	10/25/36	364	360
[1]	Ford Credit Auto Lease Trust Series 2021-A	0.780%	9/15/25	180	177
[1,2,6]	Freddie Mac STACR Debt Notes Series 2016-DNA3, 1M USD LIBOR + 5.000%	5.187%	12/25/28	168	177
[1,2,6]	Freddie Mac STACR Debt Notes Series 2017-DNA3, 1M USD LIBOR + 2.500%	2.687%	3/25/30	560	575
[1,2,5]	Freddie Mac STACR REMICS Trust Series 2020-DNA5, SOFR30A + 2.800%	2.849%	10/25/50	344	347
[1,2,5]	Freddie Mac STACR REMICS Trust Series 2021-DNA1, SOFR30A + 0.650%	0.699%	1/25/51	37	37
[1,5]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	708	677
[1,5]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	245	239
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	202	204
[1,5,6]	SREIT Trust Series 2021-MFP, 1M USD LIBOR + 1.080%	1.271%	11/15/38	875	857
[1,5]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/51	344	329
[1,5]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/51	314	299
[1,5]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	117	119
[1,5]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	136	137
[1,5]	Vantage Data Centers Issuer LLC Series 2020-1A	1.645%	9/15/45	540	516
					9,008
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $14,969)					14,739
Corporate Bonds (35.5%)
Australia (0.3%)
[5]	Macquarie Group Ltd.	2.871%	1/14/33	2,020	1,911
Austria (0.1%)
[5]	JAB Holdings BV	2.200%	11/23/30	260	240
[5]	JAB Holdings BV	3.750%	5/28/51	500	477
					717
Canada (0.7%)
[7]	Bank of Montreal	2.850%	3/6/24	1,890	1,506
[1,7]	Bell Telephone Co. of Canada or Bell Canada	3.350%	3/22/23	950	759
	Canadian Pacific Railway Co.	2.450%	12/2/31	585	562
	Fortis Inc.	3.055%	10/4/26	625	631
	Nutrien Ltd.	4.125%	3/15/35	750	796
					4,254
Denmark (0.6%)
[8]	Danske Bank A/S	0.500%	8/27/25	1,650	1,829
[5]	Danske Bank A/S	1.621%	9/11/26	875	837
[1,9]	Danske Bank A/S	2.250%	1/14/28	560	735
					3,401
7

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
France (2.5%)
[1,8]	Airbus SE	2.375%	4/7/32	385	467
[1,8]	Airbus SE	2.375%	6/9/40	610	697
[1,8]	AXA SA	5.125%	7/4/43	750	889
[5]	BNP Paribas SA	2.819%	11/19/25	360	360
[5]	BNP Paribas SA	2.219%	6/9/26	770	755
[1,8]	BNP Paribas SA	0.125%	9/4/26	400	428
[5]	BNP Paribas SA	2.591%	1/20/28	1,145	1,114
[8]	BNP Paribas SA	0.500%	9/1/28	900	950
[5]	BNP Paribas SA	2.159%	9/15/29	935	870
[1,8]	BPCE SA	1.125%	1/18/23	900	1,020
[5]	BPCE SA	3.250%	1/11/28	500	511
[5]	BPCE SA	2.277%	1/20/32	760	690
[5]	Danone SA	2.947%	11/2/26	285	291
[1,9]	Electricite de France SA	5.500%	10/17/41	100	168
[1,8]	Engie SA	0.000%	3/4/27	1,000	1,065
[1,8]	Orange SA	1.000%	5/12/25	1,200	1,364
[1,8]	Orange SA	1.625%	4/7/32	400	458
[1,8]	RCI Banque SA	0.750%	9/26/22	625	703
[1,8]	RCI Banque SA	1.375%	3/8/24	575	655
[1,8]	RCI Banque SA	1.625%	4/11/25	305	349
[8]	Societe Generale SFH SA	0.750%	1/29/27	800	910
					14,714
Germany (1.4%)
[5]	Bayer US Finance II LLC	4.250%	12/15/25	660	692
[5]	Bayer US Finance LLC	3.375%	10/8/24	765	780
[1,9]	E.ON International Finance BV	4.750%	1/31/34	100	158
[1,9]	E.ON International Finance BV	5.875%	10/30/37	200	357
[1,8]	Vantage Towers AG	0.750%	3/31/30	600	609
[1,9]	Volkswagen Financial Services NV	0.875%	2/20/25	400	513
[5]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	200	204
[1,8]	Volkswagen Leasing GmbH	2.625%	1/15/24	525	614
[1,8]	Volkswagen Leasing GmbH	1.375%	1/20/25	1,825	2,082
[1,8]	Volkswagen Leasing GmbH	0.625%	7/19/29	825	860
[8]	Wintershall Dea Finance BV	1.823%	9/25/31	1,300	1,200
					8,069
Hong Kong (0.1%)
[1,8]	AIA Group Ltd.	0.880%	9/9/33	500	522
Ireland (1.0%)
	AerCap Ireland Capital DAC	3.000%	10/29/28	870	838
	AerCap Ireland Capital DAC	3.300%	1/30/32	475	451
	AerCap Ireland Capital DAC	3.400%	10/29/33	450	425
[5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	260	246
[5]	Avolon Holdings Funding Ltd.	2.528%	11/18/27	1,881	1,765
[8]	CRH Finance DAC	3.125%	4/3/23	1,177	1,363
[1,8]	CRH SMW Finance DAC	1.250%	11/5/26	800	909
					5,997
Italy (0.5%)
[1,8]	Enel Finance International NV	0.500%	6/17/30	1,675	1,708
[1,8]	Terna - Rete Elettrica Nazionale	0.375%	6/23/29	775	812
[5]	UniCredit SpA	1.982%	6/3/27	530	493
					3,013
8

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Japan (0.1%)
[5]	NTT Finance Corp.	1.162%	4/3/26	700	666
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	200	181
					847
Kuwait (0.3%)
[5]	NBK SPC Ltd.	1.625%	9/15/27	1,750	1,646
Netherlands (0.9%)
[5]	Cooperatieve Rabobank UA	1.106%	2/24/27	530	501
[1,9]	Cooperatieve Rabobank UA	4.625%	5/23/29	100	147
[1,8]	Cooperatieve Rabobank UA	0.010%	7/2/30	1,100	1,161
[8]	ING Groep NV	0.250%	2/18/29	600	620
[8]	ING Groep NV	0.250%	2/1/30	2,000	2,035
	Shell International Finance BV	4.000%	5/10/46	275	291
	Shell International Finance BV	3.000%	11/26/51	340	310
					5,065
Norway (0.3%)
[1,8]	Aker BP ASA	1.125%	5/12/29	1,090	1,146
[5]	Aker BP ASA	4.000%	1/15/31	725	745
					1,891
Saudi Arabia (0.2%)
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/36	1,010	988
South Korea (0.0%)
[5]	SK Telecom Co. Ltd.	3.750%	4/16/23	200	204
Spain (0.2%)
	Telefonica Emisiones SA	4.665%	3/6/38	845	877
Switzerland (1.2%)
[5]	Alcon Finance Corp.	3.000%	9/23/29	1,005	996
[1,8]	Credit Suisse Group AG	1.250%	7/17/25	600	673
[5]	Credit Suisse Group AG	3.091%	5/14/32	2,380	2,256
[5]	UBS Group AG	1.494%	8/10/27	875	827
[8]	UBS Group AG	0.250%	2/24/28	950	994
[5]	UBS Group AG	2.746%	2/11/33	1,175	1,121
					6,867
United Arab Emirates (0.6%)
[5]	DAE Funding LLC	1.550%	8/1/24	1,125	1,082
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	2,620	2,437
					3,519
United Kingdom (4.0%)
	AstraZeneca plc	4.000%	1/17/29	720	779
[1,8]	Barclays plc	1.125%	3/22/31	1,125	1,202
[8]	Barclays plc	1.106%	5/12/32	525	543
	Barclays plc	2.894%	11/24/32	760	720
	Barclays plc	3.330%	11/24/42	640	584
	BAT Capital Corp.	3.557%	8/15/27	1,210	1,221
[1,8]	BP Capital Markets BV	0.933%	12/4/40	780	667
[1,7]	BP Capital Markets plc	3.470%	5/15/25	1,325	1,072
[8]	BP Capital Markets plc	1.104%	11/15/34	525	507
[5]	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	975	986
[1,9]	Heathrow Funding Ltd.	2.750%	10/13/29	1,350	1,780
[1,9]	Heathrow Funding Ltd.	2.750%	8/9/49	150	175
[1,9]	HSBC Holdings plc	2.256%	11/13/26	1,725	2,273
	HSBC Holdings plc	1.589%	5/24/27	420	396
9

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	HSBC Holdings plc	1.750%	7/24/27	345	443
	HSBC Holdings plc	2.206%	8/17/29	770	719
	HSBC Holdings plc	2.804%	5/24/32	210	198
	HSBC Holdings plc	2.871%	11/22/32	1,960	1,860
[6]	HSBC Holdings plc , 3M USD LIBOR + 1.000%	1.488%	5/18/24	255	257
[1,8]	NatWest Group plc	1.750%	3/2/26	2,075	2,357
[9]	NatWest Group plc	3.622%	8/14/30	875	1,182
[1,8]	NatWest Group plc	1.043%	9/14/32	525	542
	Santander UK Group Holdings plc	1.089%	3/15/25	1,725	1,674
[8]	Segro Capital Sarl	0.500%	9/22/31	500	503
[5]	Standard Chartered plc	0.991%	1/12/25	530	514
					23,154
United States (20.5%)
	AbbVie Inc.	4.750%	3/15/45	275	306
	AbbVie Inc.	4.250%	11/21/49	340	361
[1]	Alabama Power Co.	4.300%	7/15/48	275	298
[9]	American Honda Finance Corp.	0.750%	11/25/26	1,235	1,563
[8]	American International Group Inc.	1.500%	6/8/23	875	992
	American International Group Inc.	4.250%	3/15/29	1,255	1,354
	American International Group Inc.	3.400%	6/30/30	645	663
	American Tower Corp.	5.000%	2/15/24	200	211
	American Tower Corp.	4.400%	2/15/26	325	345
[8]	American Tower Corp.	0.450%	1/15/27	735	777
[5]	American Transmission Systems Inc.	2.650%	1/15/32	605	580
	Amgen Inc.	4.200%	2/22/52	160	168
	Anthem Inc.	2.550%	3/15/31	990	954
[8]	AT&T Inc.	2.050%	5/19/32	300	347
[8]	AT&T Inc.	3.150%	9/4/36	250	310
[8]	AT&T Inc.	2.600%	5/19/38	275	322
	AT&T Inc.	3.300%	2/1/52	525	466
	AT&T Inc.	3.500%	9/15/53	1,172	1,074
[5]	Athene Global Funding	2.500%	3/24/28	1,475	1,420
	Bank of America Corp.	1.734%	7/22/27	785	750
[1]	Bank of America Corp.	3.593%	7/21/28	1,550	1,600
[1]	Bank of America Corp.	4.271%	7/23/29	980	1,045
	Bank of America Corp.	2.687%	4/22/32	745	716
	Bank of America Corp.	2.482%	9/21/36	1,525	1,383
	Boeing Co.	1.433%	2/4/24	540	531
	Boeing Co.	2.196%	2/4/26	680	659
	Boeing Co.	3.250%	3/1/28	567	568
	Boeing Co.	3.450%	11/1/28	175	176
	Boeing Co.	3.625%	2/1/31	205	207
[1]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	275	255
[8]	BorgWarner Inc.	1.000%	5/19/31	515	522
[5]	Boston Gas Co.	3.001%	8/1/29	105	104
	Boston Scientific Corp.	4.000%	3/1/29	55	59
	Boston Scientific Corp.	4.550%	3/1/39	550	609
	Brixmor Operating Partnership LP	2.500%	8/16/31	475	438
	Broadcom Inc.	4.700%	4/15/25	1,190	1,265
[5]	Broadcom Inc.	2.600%	2/15/33	1,350	1,230
[5]	Broadcom Inc.	3.469%	4/15/34	1,110	1,076
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	760	763
[5]	Cargill Inc.	4.760%	11/23/45	275	330
	Charter Communications Operating LLC	5.050%	3/30/29	435	474
10

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charter Communications Operating LLC	2.300%	2/1/32	1,205	1,071
	Charter Communications Operating LLC	6.384%	10/23/35	305	365
	Charter Communications Operating LLC	4.800%	3/1/50	60	59
	Charter Communications Operating LLC	3.700%	4/1/51	40	34
	Cigna Corp.	4.375%	10/15/28	435	472
	Cigna Corp.	2.400%	3/15/30	220	209
[1]	Citigroup Inc.	3.520%	10/27/28	1,105	1,136
	Cleco Corporate Holdings LLC	3.743%	5/1/26	675	702
	Cleco Corporate Holdings LLC	3.375%	9/15/29	270	267
[5]	CNO Global Funding	2.650%	1/6/29	1,115	1,071
	Comcast Corp.	3.950%	10/15/25	255	269
	Comcast Corp.	6.500%	11/15/35	156	209
	Comcast Corp.	4.000%	3/1/48	20	21
[5]	Comcast Corp.	2.887%	11/1/51	961	833
	Comcast Corp.	4.049%	11/1/52	6	6
	Comcast Corp.	2.650%	8/15/62	130	103
[5]	Comcast Corp.	2.987%	11/1/63	4	3
	CommonSpirit Health	4.200%	8/1/23	895	920
	CommonSpirit Health	3.347%	10/1/29	145	147
	CommonSpirit Health	2.782%	10/1/30	411	400
	CommonSpirit Health	4.187%	10/1/49	310	327
	CommonSpirit Health	3.910%	10/1/50	20	20
	Conagra Brands Inc.	1.375%	11/1/27	420	386
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	420	375
	Constellation Brands Inc.	2.875%	5/1/30	90	88
[5]	Cox Communications Inc.	3.500%	8/15/27	1,255	1,299
	Crown Castle International Corp.	2.100%	4/1/31	1,695	1,527
	CSX Corp.	4.300%	3/1/48	405	444
	CubeSmart LP	2.250%	12/15/28	555	528
	CVS Health Corp.	2.875%	6/1/26	1,000	1,012
	CVS Health Corp.	4.300%	3/25/28	96	104
	Dignity Health	3.812%	11/1/24	659	680
	Dignity Health	4.500%	11/1/42	202	222
	Discovery Communications LLC	3.625%	5/15/30	565	567
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	201
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	129	155
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	307
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	280	313
	Duke Energy Corp.	2.550%	6/15/31	530	497
	Duke Energy Progress LLC	4.200%	8/15/45	350	375
[5]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	625	676
	Energy Transfer LP	4.900%	3/15/35	975	1,025
	EPR Properties	4.750%	12/15/26	125	129
	EPR Properties	4.950%	4/15/28	130	134
	EPR Properties	3.750%	8/15/29	812	782
	EPR Properties	3.600%	11/15/31	1,165	1,093
[5]	Equitable Financial Life Global Funding	1.400%	7/7/25	100	96
[5]	Equitable Financial Life Global Funding	1.300%	7/12/26	600	570
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	565	530
[5]	ERAC USA Finance LLC	3.300%	12/1/26	235	242
[5]	ERAC USA Finance LLC	4.500%	2/15/45	295	324
[1]	Evergy Metro Inc.	2.250%	6/1/30	180	173
	Exxon Mobil Corp.	2.275%	8/16/26	865	869
[8]	General Mills Inc.	0.450%	1/15/26	900	995
	General Motors Co.	4.200%	10/1/27	550	580
11

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Co.	5.000%	10/1/28	1,095	1,195
[5]	Genting New York LLC	3.300%	2/15/26	1,002	964
	Georgia Power Co.	4.300%	3/15/42	500	522
[1]	Georgia Power Co.	3.700%	1/30/50	35	33
	Gilead Sciences Inc.	4.600%	9/1/35	420	475
	Gilead Sciences Inc.	2.800%	10/1/50	670	567
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	1,425	1,451
	Goldman Sachs Group Inc.	1.431%	3/9/27	1,310	1,238
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	235	244
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	285	302
	Goldman Sachs Group Inc.	2.615%	4/22/32	420	397
	Goldman Sachs Group Inc.	2.383%	7/21/32	545	505
	Goldman Sachs Group Inc.	2.650%	10/21/32	1,055	1,001
[5]	Gray Oak Pipeline LLC	2.600%	10/15/25	291	288
[5]	Gray Oak Pipeline LLC	3.450%	10/15/27	45	45
	Hess Corp.	4.300%	4/1/27	810	857
	Hess Corp.	7.300%	8/15/31	590	751
	Hess Corp.	5.600%	2/15/41	760	876
[5]	Hyundai Capital America	0.800%	4/3/23	830	820
	Intel Corp.	3.050%	8/12/51	730	660
	Intercontinental Exchange Inc.	1.850%	9/15/32	975	872
	JPMorgan Chase & Co.	0.563%	2/16/25	1,735	1,684
	JPMorgan Chase & Co.	2.580%	4/22/32	1,225	1,174
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	500	530
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	710	655
	Kaiser Foundation Hospitals	4.875%	4/1/42	55	66
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	500	497
	Kroger Co.	4.450%	2/1/47	220	239
	Kroger Co.	5.400%	1/15/49	195	242
[5]	Kyndryl Holdings Inc.	3.150%	10/15/31	1,600	1,453
	Marathon Oil Corp.	6.600%	10/1/37	820	1,032
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	705	769
[5]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	140	132
	McCormick & Co. Inc.	2.500%	4/15/30	140	135
	Merck & Co. Inc.	3.400%	3/7/29	500	526
[1]	Mercy Health	3.555%	8/1/27	535	550
	Microchip Technology Inc.	0.972%	2/15/24	1,080	1,053
	Microsoft Corp.	2.921%	3/17/52	650	621
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	913	969
[1,7]	Molson Coors International LP	2.840%	7/15/23	1,825	1,448
[8]	Mondelez International Inc.	0.250%	3/17/28	605	643
[1]	Morgan Stanley	0.864%	10/21/25	1,750	1,680
[1]	Morgan Stanley	3.125%	7/27/26	2,100	2,140
[1]	Morgan Stanley	3.772%	1/24/29	175	182
[8]	Morgan Stanley	0.497%	2/7/31	675	686
[1]	Morgan Stanley	2.511%	10/20/32	495	468
	Morgan Stanley	2.484%	9/16/36	1,615	1,467
	National Retail Properties Inc.	3.900%	6/15/24	400	414
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	665	632
[5]	Niagara Mohawk Power Corp.	1.960%	6/27/30	670	620
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	282
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	12	11
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	545	502
[5]	Oglethorpe Power Corp.	6.191%	1/1/31	285	336
12

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oglethorpe Power Corp.	4.550%	6/1/44	20	21
	Oglethorpe Power Corp.	4.250%	4/1/46	81	81
	Oracle Corp.	2.875%	3/25/31	1,015	969
	Oracle Corp.	4.000%	11/15/47	265	243
	Oracle Corp.	3.600%	4/1/50	500	434
	Oracle Corp.	3.950%	3/25/51	515	472
	Oracle Corp.	3.850%	4/1/60	145	125
	PacifiCorp	2.700%	9/15/30	160	158
[5]	Pennsylvania Electric Co.	3.600%	6/1/29	124	128
[5]	Penske Truck Leasing Co. LP	4.250%	1/17/23	1,125	1,148
[5]	Penske Truck Leasing Co. LP	2.700%	11/1/24	180	181
[5]	Penske Truck Leasing Co. LP	3.950%	3/10/25	740	769
[5]	Penske Truck Leasing Co. LP	4.000%	7/15/25	140	146
	Pfizer Inc.	1.700%	5/28/30	195	182
[1]	PNC Bank NA	3.250%	1/22/28	600	621
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	245	260
[8]	Public Storage	0.500%	9/9/30	615	614
	Raytheon Technologies Corp.	3.950%	8/16/25	310	327
	Raytheon Technologies Corp.	4.450%	11/16/38	550	614
	Realty Income Corp.	3.400%	1/15/28	365	377
	Realty Income Corp.	2.200%	6/15/28	185	179
	Realty Income Corp.	3.100%	12/15/29	550	555
	Realty Income Corp.	2.850%	12/15/32	80	78
[9]	Realty Income Corp.	1.750%	7/13/33	635	764
[9]	Realty Income Corp.	2.500%	1/14/42	255	311
	Royalty Pharma plc	3.300%	9/2/40	210	186
	Royalty Pharma plc	3.350%	9/2/51	1,100	920
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	710	645
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	174	184
[5]	SBA Tower Trust	3.448%	3/15/23	755	765
[5]	SBA Tower Trust	1.884%	1/15/26	110	107
[5]	SBA Tower Trust	1.631%	11/15/26	615	592
[1]	SCE Recovery Funding LLC	0.861%	11/15/31	240	225
[1]	SCE Recovery Funding LLC	1.942%	5/15/38	105	95
[1]	SCE Recovery Funding LLC	2.510%	11/15/43	60	54
	Sempra Energy	3.250%	6/15/27	1,000	1,022
	Sierra Pacific Power Co.	2.600%	5/1/26	180	182
[1]	Southern California Edison Co.	3.700%	8/1/25	30	31
[1]	Southern California Edison Co.	2.950%	2/1/51	515	434
[5]	Sprint Spectrum Co. LLC	4.738%	3/20/25	894	923
[1]	SSM Health Care Corp.	3.823%	6/1/27	380	405
	Teledyne Technologies Inc.	2.750%	4/1/31	490	471
[8]	Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	525	533
	T-Mobile USA Inc.	2.050%	2/15/28	1,185	1,128
[5]	T-Mobile USA Inc.	2.700%	3/15/32	1,155	1,086
[1]	Toledo Hospital	5.325%	11/15/28	410	450
	Toledo Hospital	5.750%	11/15/38	150	167
[1]	Truist Bank	3.300%	5/15/26	975	1,009
	Union Pacific Corp.	3.750%	2/5/70	190	189
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	55	54
	UnitedHealth Group Inc.	3.850%	6/15/28	415	445
	UnitedHealth Group Inc.	2.000%	5/15/30	215	203
	UnitedHealth Group Inc.	4.625%	7/15/35	90	104
	US Bancorp	2.491%	11/3/36	569	531
13

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Verizon Communications Inc.	1.250%	4/8/30	750	832
[5]	Verizon Communications Inc.	2.355%	3/15/32	2,052	1,917
[8]	Verizon Communications Inc.	1.500%	9/19/39	600	608
[1,7]	Wells Fargo & Co.	2.975%	5/19/26	600	474
[1]	Wells Fargo & Co.	4.300%	7/22/27	325	347
[1]	Wells Fargo & Co.	4.750%	12/7/46	700	787
	Welltower Inc.	4.000%	6/1/25	325	340
					119,316
Total Corporate Bonds (Cost $214,163)					206,972
Sovereign Bonds (5.9%)
Australia (0.2%)
[1,10]	Commonwealth of Australia	2.750%	11/21/27	160	122
[1,10]	Commonwealth of Australia	2.250%	5/21/28	870	644
[1,10]	Commonwealth of Australia	1.000%	11/21/31	955	627
					1,393
Bermuda (0.0%)
[1,5]	Bermuda	2.375%	8/20/30	200	188
Canada (0.9%)
[7]	Canadian Government Bond	1.000%	9/1/26	1,065	817
[7]	City of Montreal	3.500%	12/1/38	910	744
[7]	City of Toronto	3.200%	8/1/48	1,000	769
[7]	Municipal Finance Authority of British Columbia	4.950%	12/1/27	600	542
[7]	Province of Ontario	2.900%	6/2/28	815	668
[1,11]	Province of Ontario	0.250%	6/28/29	1,075	1,154
[7]	Regional Municipality of York	2.150%	6/22/31	500	380
					5,074
Chile (0.1%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	819
China (0.2%)
[1,5]	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	1,110	1,112
Colombia (0.2%)
[1]	Republic of Colombia	4.000%	2/26/24	1,045	1,061
France (0.1%)
[1,5]	Electricite de France SA	5.600%	1/27/40	602	692
Germany (0.2%)
[8]	Federal Republic of Germany	0.250%	8/15/28	1,150	1,320
Japan (1.1%)
[1,12]	Japan	0.100%	3/20/31	321,150	2,783
[1,12]	Japan	0.100%	6/20/31	200,100	1,732
[1,12]	Japan	0.100%	9/20/31	47,950	414
[1,12]	Japan	0.700%	6/20/51	180,100	1,501
					6,430
Mexico (0.1%)
[1]	United Mexican States	4.280%	8/14/41	785	738
Norway (0.2%)
	Equinor ASA	3.000%	4/6/27	1,215	1,247
Panama (0.1%)
[1,5]	Empresa de Transmision Electrica SA	5.125%	5/2/49	415	420
14

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Qatar (0.4%)
[1,5]	Qatar Energy	2.250%	7/12/31	480	455
[1,5]	Qatar Energy	3.125%	7/12/41	405	381
[1,5]	State of Qatar	3.875%	4/23/23	785	806
[1,5]	State of Qatar	5.103%	4/23/48	285	360
[1,5]	State of Qatar	4.400%	4/16/50	205	238
					2,240
Romania (0.1%)
[1,8]	Republic of Romania	2.124%	7/16/31	75	70
[1,5,8]	Republic of Romania	2.000%	4/14/33	467	403
[1,8]	Republic of Romania	2.625%	12/2/40	280	230
					703
Saudi Arabia (0.1%)
[1,5]	Saudi Arabian Oil Co.	3.500%	4/16/29	585	604
Spain (0.2%)
[5,8]	Kingdom of Spain	0.600%	10/31/29	775	861
Supranational (1.2%)
[8]	European Investment Bank	0.000%	11/15/27	795	880
[8]	European Stability Mechanism	0.000%	12/16/24	525	590
[8]	European Stability Mechanism	0.000%	12/15/26	775	862
[1,8]	European Union	0.000%	7/4/35	1,815	1,826
[1,8]	European Union	0.200%	6/4/36	2,475	2,540
					6,698
United Kingdom (0.5%)
[9]	United Kingdom	3.500%	1/22/45	1,565	2,836
Total Sovereign Bonds (Cost $35,715)					34,436
Taxable Municipal Bonds (1.4%)
United States (1.4%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	80	80
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	40	54
	Connecticut GO	2.000%	7/1/23	135	136
	Connecticut GO	5.770%	3/15/25	250	278
	Dallas/Fort Worth International Airport Revenue	3.089%	11/1/40	60	60
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	45	47
[13]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	315	324
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	478	686
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	20	20
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	40	39
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	95	96
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	210	200
	Illinois GO	5.100%	6/1/33	2,215	2,444
[13]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	645	693
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	15	16
15

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	155	206
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	380	523
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	210	213
[14]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	525	643
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	440	410
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	545	642
Total Taxable Municipal Bonds (Cost $7,596)					7,810
				Shares
Temporary Cash Investments (5.4%)
Money Market Fund (5.1%)
[15]	Vanguard Market Liquidity Fund	0.138%		297,469	29,744
16

Global Wellesley Income Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.3%)
United States Treasury Bill	0.848%	1/26/23	1,755	1,741
Total Temporary Cash Investments (Cost $31,485)				31,485
Total Investments (100.6%) (Cost $552,965)				585,866
Other Assets and Liabilities—Net (-0.6%)				(3,360)
Net Assets (100%)				582,506
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2022.
4	Securities with a value of $964,000 have been segregated as initial margin for open futures contracts.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the aggregate value was $72,297,000, representing 12.4% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in Canadian dollars.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Face amount denominated in Australian dollars.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Japanese yen.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2022	24	5,165	11
17

Global Wellesley Income Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	June 2022	119	14,075	69
Euro-Bobl	March 2022	94	13,898	(201)
Euro-BTP	March 2022	2	317	4
Euro-Buxl	March 2022	18	3,992	(280)
Euro-OAT	March 2022	9	1,597	(73)
Euro-Schatz	March 2022	70	8,790	(14)
Long Gilt	June 2022	10	1,651	11
Ultra Long U.S. Treasury Bond	June 2022	2	372	1
				(472)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2022	(305)	(38,868)	(373)
Euro-Bund	March 2022	(12)	(2,248)	(12)
Ultra 10-Year U.S. Treasury Note	June 2022	(40)	(5,653)	(72)
				(457)
				(929)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	3/31/22	EUR	2,074	USD	2,332	—	(4)
JPMorgan Chase Bank, N.A.	3/31/22	GBP	253	USD	340	—	—
Goldman Sachs International	3/31/22	USD	5,097	AUD	7,052	—	(27)
Goldman Sachs International	3/31/22	USD	10,513	CAD	13,413	—	(71)
Bank of America, N.A.	3/31/22	USD	1,660	CHF	1,522	—	(2)
JPMorgan Chase Bank, N.A.	3/31/22	USD	62,263	EUR	54,839	694	—
JPMorgan Chase Bank, N.A.	3/31/22	USD	14,203	GBP	10,483	136	—
Bank of America, N.A.	3/31/22	AUD	1,970	GBP	1,047	26	—
JPMorgan Chase Bank, N.A.	3/31/22	EUR	291	GBP	244	—	(1)
Goldman Sachs International	3/31/22	USD	260	HKD	2,030	—	—
JPMorgan Chase Bank, N.A.	3/31/22	USD	5,384	JPY	619,257	—	(7)
18

Global Wellesley Income Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	3/31/22	AUD	2,532	JPY	209,400	17	—
JPMorgan Chase Bank, N.A.	3/31/22	GBP	417	JPY	65,000	—	(6)
						873	(118)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
USD—U.S. dollar.
At February 28, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,026,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Global Wellesley Income Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $523,221)	556,122
Affiliated Issuers (Cost $29,744)	29,744
Total Investments in Securities	585,866
Investment in Vanguard	19
Foreign Currency, at Value (Cost $7,801)	7,800
Receivables for Investment Securities Sold	9,129
Receivables for Accrued Income	2,921
Receivables for Capital Shares Issued	2,366
Unrealized Appreciation—Forward Currency Contracts	873
Total Assets	608,974
Liabilities
Due to Custodian	720
Payables for Investment Securities Purchased	24,327
Payables for Capital Shares Redeemed	864
Payables to Investment Advisor	176
Payables to Vanguard	40
Variation Margin Payable—Futures Contracts	223
Unrealized Depreciation—Forward Currency Contracts	118
Total Liabilities	26,468
Net Assets	582,506
20

Global Wellesley Income Fund
Statement of Assets and Liabilities (continued)
At February 28, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	554,941
Total Distributable Earnings (Loss)	27,565
Net Assets	582,506

Investor Shares—Net Assets
Applicable to 4,244,658 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	91,611
Net Asset Value Per Share—Investor Shares	$21.58

Admiral Shares—Net Assets
Applicable to 18,192,381 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	490,895
Net Asset Value Per Share—Admiral Shares	$26.98
See accompanying Notes, which are an integral part of the Financial Statements.
21

Global Wellesley Income Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends [1]	2,712
Interest [2]	3,358
Securities Lending—Net	3
Total Income	6,073
Expenses
Investment Advisory Fees—Note B
Basic Fee	345
Performance Adjustment	(10)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	120
Management and Administrative—Admiral Shares	365
Marketing and Distribution—Investor Shares	6
Marketing and Distribution—Admiral Shares	15
Custodian Fees	15
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Admiral Shares	9
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	878
Net Investment Income	5,195
Realized Net Gain (Loss)
Investment Securities Sold[2]	2,186
Futures Contracts	1,765
Forward Currency Contracts	3,605
Foreign Currencies	(344)
Realized Net Gain (Loss)	7,212
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(21,925)
Futures Contracts	(976)
Forward Currency Contracts	1,215
Foreign Currencies	(3)
Change in Unrealized Appreciation (Depreciation)	(21,689)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,282)
1	Dividends are net of foreign withholding taxes of $199,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,000, ($4,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
22

Global Wellesley Income Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,195	11,340
Realized Net Gain (Loss)	7,212	11,762
Change in Unrealized Appreciation (Depreciation)	(21,689)	29,660
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,282)	52,762
Distributions
Investor Shares	(1,137)	(1,540)
Admiral Shares	(6,630)	(8,376)
Total Distributions	(7,767)	(9,916)
Capital Share Transactions
Investor Shares	2,775	3,358
Admiral Shares	17,796	62,852
Net Increase (Decrease) from Capital Share Transactions	20,571	66,210
Total Increase (Decrease)	3,522	109,056
Net Assets
Beginning of Period	578,984	469,928
End of Period	582,506	578,984
See accompanying Notes, which are an integral part of the Financial Statements.
23

Global Wellesley Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,			October 18, 2017[1] to August 31, 2018
		2021	2020	2019
Net Asset Value, Beginning of Period	$22.22	$20.42	$20.16	$19.87	$20.00
Investment Operations
Net Investment Income[2]	.186	.446	.453	.513	.443
Net Realized and Unrealized Gain (Loss) on Investments	(.541)	1.747	.263	.529	(.269)
Total from Investment Operations	(.355)	2.193	.716	1.042	.174
Distributions
Dividends from Net Investment Income	(.285)	(.393)	(.456)	(.473)	(.304)
Distributions from Realized Capital Gains	—	—	—	(.279)	—
Total Distributions	(.285)	(.393)	(.456)	(.752)	(.304)
Net Asset Value, End of Period	$21.58	$22.22	$20.42	$20.16	$19.87
Total Return[3]	-1.61%	10.83%	3.66%	5.50%	0.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$92	$91	$81	$85	$93
Ratio of Total Expenses to Average Net Assets[4]	0.42%	0.41%	0.41%	0.42%	0.43% [5,6]
Ratio of Net Investment Income to Average Net Assets	1.71%	2.09%	2.27%	2.63%	2.68% [5]
Portfolio Turnover Rate	60% [7]	99% [7]	72% [7]	90%	39%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 18, 2017, to November 1, 2017, during which time all assets were held in cash. Performance measurement began November 2, 2017, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.00%), (0.01%), (0.01%), and (0.01%). Performance-based investment advisory fees did not apply before fiscal year 2019.
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.42%.
7	Includes 21%, 33%, and 1%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Global Wellesley Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,			October 18, 2017[1] to August 31, 2018
		2021	2020	2019
Net Asset Value, Beginning of Period	$27.78	$25.53	$25.20	$24.84	$25.00
Investment Operations
Net Investment Income[2]	.251	.594	.592	.666	.577
Net Realized and Unrealized Gain (Loss) on Investments	(.675)	2.178	.334	.658	(.341)
Total from Investment Operations	(.424)	2.772	.926	1.324	.236
Distributions
Dividends from Net Investment Income	(.376)	(.522)	(.596)	(.616)	(.396)
Distributions from Realized Capital Gains	—	—	—	(.348)	—
Total Distributions	(.376)	(.522)	(.596)	(.964)	(.396)
Net Asset Value, End of Period	$26.98	$27.78	$25.53	$25.20	$24.84
Total Return[3]	-1.54%	10.96%	3.79%	5.60%	0.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$491	$488	$389	$379	$408
Ratio of Total Expenses to Average Net Assets[4]	0.29%	0.28%	0.31%	0.32%	0.33% [5,6]
Ratio of Net Investment Income to Average Net Assets	1.85%	2.22%	2.37%	2.73%	2.78% [5]
Portfolio Turnover Rate	60% [7]	99% [7]	72% [7]	90%	39%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 18, 2017, to November 1, 2017, during which time all assets were held in cash. Performance measurement began November 2, 2017, the first business day after the subscription period, at a net asset value of $25.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.00%), (0.01%), (0.01%), and (0.01%). Performance-based investment advisory fees did not apply before fiscal year 2019.
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.32%.
7	Includes 21%, 33%, and 1%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Notes to Financial Statements
Vanguard Global Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
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3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented 9% and 10% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset
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(liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 28, 2022, the fund’s average investment in forward currency contracts represented 20% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
6. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
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For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are based on the average cost of the securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the Global Wellesley Income Composite Index, comprising the FTSE Developed High Divided Yield Index (net of tax) and the Bloomberg Fixed Income Composite Index for the preceding three years. For the six months ended February 28, 2022, the investment advisory fee represented an effective annual basic rate of 0.12% of the fund’s average net assets, before a net decrease of $10,000 (0.00%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $19,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
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D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	114,746	—	—	114,746
Common Stocks—Other	—	104,121	—	104,121
U.S. Government and Agency Obligations	—	71,557	—	71,557
Asset-Backed/Commercial Mortgage-Backed Securities	—	14,739	—	14,739
Corporate Bonds	—	206,972	—	206,972
Sovereign Bonds	—	34,436	—	34,436
Taxable Municipal Bonds	—	7,810	—	7,810
Temporary Cash Investments	29,744	1,741	—	31,485
Total	144,490	441,376	—	585,866

Derivative Financial Instruments
Assets
Futures Contracts[1]	96	—	—	96
Forward Currency Contracts	—	873	—	873
Total	96	873	—	969
Liabilities
Futures Contracts[1]	1,025	—	—	1,025
Forward Currency Contracts	—	118	—	118
Total	1,025	118	—	1,143
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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E.  At February 28, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	96	—	96
Unrealized Appreciation—Forward Currency Contracts	—	873	873
Total Assets	96	873	969

Unrealized Depreciation—Futures Contracts[1]	1,025	—	1,025
Unrealized Depreciation—Forward Currency Contracts	—	118	118
Total Liabilities	1,025	118	1,143
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	1,765	—	1,765
Forward Currency Contracts	—	3,605	3,605
Realized Net Gain (Loss) on Derivatives	1,765	3,605	5,370

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(976)	—	(976)
Forward Currency Contracts	—	1,215	1,215
Change in Unrealized Appreciation (Depreciation) on Derivatives	(976)	1,215	239
F.  As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	553,801
Gross Unrealized Appreciation	49,038
Gross Unrealized Depreciation	(17,147)
Net Unrealized Appreciation (Depreciation)	31,891
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $13,979,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
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G.  During the six months ended February 28, 2022, the fund purchased $127,428,000 of investment securities and sold $139,608,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $224,320,000 and $194,049,000, respectively.
H.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	21,430	976	37,147	1,733
Issued in Lieu of Cash Distributions	975	45	1,323	62
Redeemed	(19,630)	(893)	(35,112)	(1,653)
Net Increase (Decrease)—Investor Shares	2,775	128	3,358	142
Admiral Shares
Issued	89,231	3,255	169,389	6,323
Issued in Lieu of Cash Distributions	5,323	195	7,025	263
Redeemed	(76,758)	(2,804)	(113,562)	(4,268)
Net Increase (Decrease)—Admiral Shares	17,796	646	62,852	2,318
I.  Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
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Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global Wellesley Income Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For the advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. For the equity portion of the fund, Wellington Management focuses on global companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. The advisor primarily invests the fixed income portion of the fund in government and mortgage securities in addition to high-quality corporate bonds. The fund’s bond portion will maintain an intermediate-term duration. Wellington Management has advised the fund since its inception.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of Wellington Management, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
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Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
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Q14962 042022

Semiannual Report  |  February 28, 2022
Vanguard ESG U.S. Stock ETF

Contents
About Your Fund's Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2022
ESG U.S. Stock ETF	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$ 938.90	$0.43
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.35	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.09%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

ESG U.S. Stock ETF
Fund Allocation
As of February 28, 2022
Basic Materials	2.1%
Consumer Discretionary	16.5
Consumer Staples	4.5
Energy	0.2
Financials	11.3
Health Care	13.8
Industrials	10.7
Real Estate	3.9
Technology	32.5
Telecommunications	3.3
Utilities	1.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

ESG U.S. Stock ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (2.1%)
	Linde plc	87,311	25,603
	Newmont Corp.	136,080	9,009
	Air Products and Chemicals Inc.	37,556	8,874
	Dow Inc.	126,665	7,468
	Nucor Corp.	48,241	6,349
	International Flavors & Fragrances Inc.	42,995	5,718
	Fastenal Co.	96,492	4,965
	LyondellBasell Industries NV Class A	44,739	4,350
	Albemarle Corp.	19,892	3,897
	Mosaic Co.	62,985	3,302
	CF Industries Holdings Inc.	36,465	2,961
	International Paper Co.	65,238	2,840
	Eastman Chemical Co.	22,795	2,701
	Celanese Corp.	18,274	2,545
	FMC Corp.	21,682	2,542
	Avery Dennison Corp.	13,922	2,453
	Alcoa Corp.	32,107	2,419
	Steel Dynamics Inc.	31,574	2,229
	Reliance Steel & Aluminum Co.	10,515	2,007
*	Cleveland-Cliffs Inc.	78,091	1,746
	Huntsman Corp.	35,223	1,424
	Royal Gold Inc.	11,442	1,387
	United States Steel Corp.	46,772	1,273
	Scotts Miracle-Gro Co.	7,121	997
	Valvoline Inc.	30,643	991
	Element Solutions Inc.	39,099	961
*	Univar Solutions Inc.	29,736	913
*	Livent Corp.	38,517	907
	UFP Industries Inc.	10,460	897
	Ashland Global Holdings Inc.	9,208	850
	Avient Corp.	16,219	850
	Balchem Corp.	5,735	793
	Cabot Corp.	9,822	719
*,1	MP Materials Corp.	13,895	634
		Shares	Market Value• ($000)
	Sensient Technologies Corp.	7,550	620
	Westlake Corp.	5,467	603
*	Arconic Corp.	19,111	587
	Mueller Industries Inc.	9,781	558
	Boise Cascade Co.	6,783	542
	Hecla Mining Co.	90,013	518
	Quaker Chemical Corp.	2,338	434
	Tronox Holdings plc Class A	20,215	410
*	Ingevity Corp.	5,863	400
	NewMarket Corp.	1,214	386
*	Constellium SE Class A	19,120	372
	Innospec Inc.	3,884	371
	Minerals Technologies Inc.	4,904	343
	Stepan Co.	3,297	342
	Compass Minerals International Inc.	5,628	330
	Trinseo plc	6,043	314
	Kaiser Aluminum Corp.	2,630	254
*	GCP Applied Technologies Inc.	7,905	250
*	Kraton Corp.	4,501	208
*	Coeur Mining Inc.	47,019	202
*	Sylvamo Corp.	4,991	174
*	Century Aluminum Co.	6,526	154
*	Piedmont Lithium Inc.	2,823	148
	Schweitzer-Mauduit International Inc.	4,127	129
	Orion Engineered Carbons SA	7,841	122
	Neenah Inc.	2,144	84
			126,429
Consumer Discretionary (16.4%)
*	Amazon.com Inc.	73,763	226,545
*	Tesla Inc.	137,339	119,544
	Home Depot Inc.	180,134	56,892
*	Walt Disney Co.	308,095	45,740
	Costco Wholesale Corp.	74,998	38,943
	McDonald's Corp.	126,371	30,932
*	Netflix Inc.	73,533	29,010
	NIKE Inc. Class B	209,860	28,656
4

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Lowe's Cos. Inc.	117,495	25,973
	Starbucks Corp.	199,772	18,337
	Target Corp.	82,927	16,566
*	Booking Holdings Inc.	6,948	15,093
	TJX Cos. Inc.	204,148	13,494
	Ford Motor Co.	662,847	11,640
	Estee Lauder Cos. Inc. Class A	38,890	11,524
	Activision Blizzard Inc.	132,140	10,769
*	Uber Technologies Inc.	280,925	10,122
*	MercadoLibre Inc.	8,322	9,376
	Dollar General Corp.	39,503	7,835
*	Chipotle Mexican Grill Inc.	4,913	7,484
*	O'Reilly Automotive Inc.	11,306	7,340
*	AutoZone Inc.	3,515	6,550
	Electronic Arts Inc.	47,899	6,231
*	Lululemon Athletica Inc.	19,290	6,172
	Yum! Brands Inc.	49,740	6,097
*	Aptiv plc	45,897	5,941
	eBay Inc.	106,297	5,803
	Ross Stores Inc.	59,385	5,427
*	Dollar Tree Inc.	37,839	5,376
*	Expedia Group Inc.	24,675	4,839
	Lennar Corp. Class A	47,542	4,273
	Best Buy Co. Inc.	41,614	4,022
	Tractor Supply Co.	19,238	3,920
*	Spotify Technology SA	24,265	3,790
*	Etsy Inc.	24,354	3,772
	Yum China Holdings Inc.	72,200	3,756
*	Ulta Beauty Inc.	9,009	3,374
	VF Corp.	55,195	3,202
	Darden Restaurants Inc.	22,002	3,195
	Paramount Global Class B	103,985	3,183
*	Take-Two Interactive Software Inc.	19,454	3,152
	Pool Corp.	6,694	3,070
*	CarMax Inc.	27,697	3,028
	Omnicom Group Inc.	35,252	2,957
	Genuine Parts Co.	23,821	2,910
	Garmin Ltd.	25,661	2,834
*	Live Nation Entertainment Inc.	23,304	2,816
	Fox Corp. Class A	65,872	2,755
	Domino's Pizza Inc.	6,099	2,636
*	Burlington Stores Inc.	11,282	2,548
*	NVR Inc.	510	2,529
	Interpublic Group of Cos. Inc.	66,180	2,435
*	Liberty Media Corp.-Liberty Formula One Class C	37,074	2,251
	Bath & Body Works Inc.	41,002	2,188
	LKQ Corp.	46,577	2,187
	Advance Auto Parts Inc.	10,545	2,156
	Hasbro Inc.	21,861	2,122
*	Lyft Inc. Class A	54,122	2,107
		Shares	Market Value• ($000)
	PulteGroup Inc.	42,250	2,098
	Whirlpool Corp.	10,039	2,021
	Tapestry Inc.	47,981	1,962
	Williams-Sonoma Inc.	12,482	1,808
*	Liberty Media Corp.-Liberty SiriusXM Class A	35,261	1,776
	Vail Resorts Inc.	6,683	1,741
	Lithia Motors Inc. Class A	5,028	1,714
*	Zynga Inc. Class A	187,607	1,703
*	Carvana Co.	11,229	1,690
*	Capri Holdings Ltd.	24,899	1,687
*	Floor & Decor Holdings Inc. Class A	17,500	1,673
	BorgWarner Inc.	40,705	1,669
	Kohl's Corp.	29,803	1,658
	Service Corp. International	26,670	1,623
	Lear Corp.	10,283	1,618
	Newell Brands Inc.	66,376	1,576
*	Five Below Inc.	9,566	1,565
*	Wayfair Inc. Class A	10,919	1,538
	Macy's Inc.	57,644	1,494
*	Discovery Inc. Class A	51,865	1,455
	Aramark	39,172	1,448
*	BJ's Wholesale Club Holdings Inc.	22,898	1,440
*	Deckers Outdoor Corp.	4,693	1,355
*	Bright Horizons Family Solutions Inc.	10,320	1,348
	Autoliv Inc.	14,575	1,283
*	Avis Budget Group Inc.	6,901	1,266
*	SiteOne Landscape Supply Inc.	7,298	1,258
	Nexstar Media Group Inc. Class A	6,695	1,239
	New York Times Co. Class A	28,054	1,234
	Rollins Inc.	37,651	1,229
*	Planet Fitness Inc. Class A	14,449	1,223
	Gentex Corp.	40,239	1,218
*	Delta Air Lines Inc.	29,910	1,194
	PVH Corp.	12,190	1,193
*	RH	2,965	1,192
	Texas Roadhouse Inc. Class A	12,334	1,171
	Dick's Sporting Goods Inc.	10,722	1,126
*	Southwest Airlines Co.	25,697	1,126
	Ralph Lauren Corp.	8,337	1,101
*,1	QuantumScape Corp. Class A	67,384	1,088
	Nielsen Holdings plc	62,100	1,082
	Harley-Davidson Inc.	26,046	1,076
	Tempur Sealy International Inc.	31,952	1,055
*	Skechers U.S.A. Inc. Class A	22,796	1,048

5

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Toll Brothers Inc.	19,266	1,045
*	Luminar Technologies Inc. Class A	70,586	990
*	YETI Holdings Inc.	16,073	989
*	Peloton Interactive Inc. Class A	33,977	987
*	GameStop Corp. Class A	7,845	968
[1]	Sirius XM Holdings Inc.	154,305	951
	Hanesbrands Inc.	60,472	934
*	Discovery Inc. Class C	33,239	930
	TEGNA Inc.	40,518	929
*	Terminix Global Holdings Inc.	20,749	883
*	Helen of Troy Ltd.	4,239	872
	Leggett & Platt Inc.	23,436	869
	Thor Industries Inc.	9,548	864
*	Fox Factory Holding Corp.	7,276	859
*	IAA Inc.	22,916	842
*	AutoNation Inc.	7,061	810
*	Crocs Inc.	9,670	810
*	Asbury Automotive Group Inc.	4,101	796
*	Hilton Grand Vacations Inc.	15,282	793
	H&R Block Inc.	31,925	792
*	Under Armour Inc. Class C	49,251	770
*	Sabre Corp.	69,250	757
*	Adient plc	16,549	741
*	Cardlytics Inc.	12,585	730
*	Goodyear Tire & Rubber Co.	46,662	723
*	Victoria's Secret & Co.	13,425	720
*	Farfetch Ltd. Class A	37,760	719
	Wingstop Inc.	4,936	717
	Carter's Inc.	7,389	714
*	Nordstrom Inc.	34,362	713
	Wendy's Co.	29,886	680
	American Eagle Outfitters Inc.	31,852	671
	Gap Inc.	45,970	669
*	United Airlines Holdings Inc.	15,000	666
*	Dave & Buster's Entertainment Inc.	14,942	648
*	Taylor Morrison Home Corp. Class A	21,971	648
*	Cinemark Holdings Inc.	36,694	644
	Signet Jewelers Ltd.	9,113	642
*	Meritage Homes Corp.	6,501	641
*	Veoneer Inc.	17,912	635
*	Madison Square Garden Sports Corp.	3,646	631
	Steven Madden Ltd.	14,575	622
*	Grand Canyon Education Inc.	7,157	621
	Columbia Sportswear Co.	6,592	611
*	Skyline Champion Corp.	8,982	604
		Shares	Market Value• ($000)
*,1	Fisker Inc.	49,456	603
*	Visteon Corp.	4,996	600
*	Six Flags Entertainment Corp.	13,705	598
*	SeaWorld Entertainment Inc.	8,614	598
	Papa John's International Inc.	5,414	578
	Group 1 Automotive Inc.	3,066	558
	KB Home	14,338	554
*	TripAdvisor Inc.	21,754	553
*	Callaway Golf Co.	22,111	547
	Fox Corp. Class B	14,212	544
	LCI Industries	4,227	526
*	National Vision Holdings Inc.	13,945	511
	Dana Inc.	27,342	509
	Foot Locker Inc.	15,790	499
*	Coty Inc. Class A	54,337	498
	MillerKnoll Inc.	12,694	494
	Cracker Barrel Old Country Store Inc.	3,660	491
	Penske Automotive Group Inc.	4,703	462
*	Frontdoor Inc.	15,118	454
*	Cavco Industries Inc.	1,632	445
*	Leslie's Inc.	20,592	439
*	Gentherm Inc.	5,142	436
*	Abercrombie & Fitch Co. Class A	11,306	431
*	LGI Homes Inc.	3,400	429
*	American Airlines Group Inc.	24,700	426
*	Brinker International Inc.	9,862	420
*	Playtika Holding Corp.	19,500	402
	Graham Holdings Co. Class B	666	400
*	Liberty Media Corp.-Liberty SiriusXM Class C	7,915	398
*	Tri Pointe Homes Inc.	17,806	398
	World Wrestling Entertainment Inc. Class A	6,627	393
	Kontoor Brands Inc.	7,888	391
*	Academy Sports & Outdoors Inc.	11,889	385
*	Children's Place Inc.	6,091	383
*	Chegg Inc.	12,120	379
*	Under Armour Inc. Class A	21,058	377
*	Dorman Products Inc.	4,005	374
	MDC Holdings Inc.	8,398	372
*	iHeartMedia Inc. Class A	17,200	369
*	iRobot Corp.	5,868	365
*	KAR Auction Services Inc.	19,057	352
	John Wiley & Sons Inc. Class A	6,932	349

6

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	PROG Holdings Inc.	11,306	346
*	ODP Corp.	7,800	343
	Rush Enterprises Inc. Class A	6,585	342
*	MakeMyTrip Ltd.	12,163	342
*	Bloomin' Brands Inc.	13,739	338
	Big Lots Inc.	9,468	329
	Strategic Education Inc.	5,561	328
*	Knowles Corp.	14,864	324
	Gray Television Inc.	13,675	320
	Rent-A-Center Inc.	10,848	308
*	Lions Gate Entertainment Corp. Class B	21,472	306
*	Cheesecake Factory Inc.	7,127	305
*	Urban Outfitters Inc.	11,027	303
*	Sally Beauty Holdings Inc.	17,538	303
	Winnebago Industries Inc.	4,724	303
*	Driven Brands Holdings Inc.	10,300	302
*	Alaska Air Group Inc.	5,337	300
*	AMC Networks Inc. Class A	7,200	298
	HNI Corp.	6,953	283
	PriceSmart Inc.	3,798	276
*	Central Garden & Pet Co. Class A	6,206	273
	Wolverine World Wide Inc.	11,580	267
*	Sleep Number Corp.	3,929	258
	Jack in the Box Inc.	2,957	255
	Monro Inc.	5,461	255
	Inter Parfums Inc.	2,695	250
	Dine Brands Global Inc.	2,864	240
	Acushnet Holdings Corp.	5,465	239
	La-Z-Boy Inc.	8,038	235
	Guess? Inc.	10,338	226
	Oxford Industries Inc.	2,441	216
*	Ollie's Bargain Outlet Holdings Inc.	4,638	200
*	Sonos Inc.	7,208	197
*	Adtalem Global Education Inc.	9,362	195
*	EW Scripps Co. Class A	8,770	195
*	WW International Inc.	18,800	192
*	G-III Apparel Group Ltd.	6,785	188
*	Spirit Airlines Inc.	7,356	184
	Buckle Inc.	4,769	172
*	Petco Health & Wellness Co. Inc. Class A	9,500	166
*	JetBlue Airways Corp.	10,721	164
*	American Axle & Manufacturing Holdings Inc.	16,965	157
	Scholastic Corp.	3,651	154
*	IMAX Corp.	7,088	147
	Laureate Education Inc. Class A	13,355	145
		Shares	Market Value• ($000)
	Steelcase Inc. Class A	11,401	139
	Matthews International Corp. Class A	3,938	131
*	Copa Holdings SA Class A	1,435	122
*	Allegiant Travel Co.	683	119
*	Liberty Media Corp.-Liberty Braves Class C	4,761	118
*	Bed Bath & Beyond Inc.	6,317	107
*	Shake Shack Inc. Class A	1,341	100
*	Lions Gate Entertainment Corp. Class A	5,342	82
	Qurate Retail Inc. Class A	13,976	77
	Aaron's Co. Inc.	3,594	75
*	SkyWest Inc.	1,729	49
*	Liberty Media Corp.-Liberty Braves Class A	1,135	29
*	Overstock.com Inc.	65	4
			1,007,242
Consumer Staples (4.5%)
	Procter & Gamble Co.	406,479	63,366
	PepsiCo Inc.	233,422	38,221
	CVS Health Corp.	222,997	23,114
	Mondelez International Inc. Class A	236,060	15,457
	Colgate-Palmolive Co.	141,188	10,864
	Sysco Corp.	86,953	7,574
	Kimberly-Clark Corp.	57,458	7,478
	McKesson Corp.	25,854	7,109
	General Mills Inc.	103,225	6,960
	Corteva Inc.	123,705	6,436
	Kroger Co.	125,496	5,873
	Walgreens Boots Alliance Inc.	121,959	5,621
*	Monster Beverage Corp.	63,457	5,356
	Hershey Co.	24,526	4,961
	Kraft Heinz Co.	117,887	4,624
	Keurig Dr Pepper Inc.	119,381	4,616
	Tyson Foods Inc. Class A	48,333	4,479
	Church & Dwight Co. Inc.	42,068	4,116
	McCormick & Co. Inc. (Non-Voting)	42,192	4,015
	AmerisourceBergen Corp.	25,249	3,599
	Clorox Co.	21,068	3,071
	Kellogg Co.	42,816	2,738
	Conagra Brands Inc.	78,220	2,735
	Bunge Ltd.	23,291	2,435
	J M Smucker Co.	17,883	2,410
	Hormel Foods Corp.	48,497	2,310
*	Darling Ingredients Inc.	28,453	2,062
	Lamb Weston Holdings Inc.	24,561	1,632
	Campbell Soup Co.	33,246	1,495
*	US Foods Holding Corp.	38,161	1,492

7

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Performance Food Group Co.	25,897	1,451
	Casey's General Stores Inc.	6,424	1,208
*	Post Holdings Inc.	10,443	1,098
	Ingredion Inc.	11,606	1,030
	Flowers Foods Inc.	32,989	904
	Albertsons Cos. Inc. Class A	27,294	796
	Spectrum Brands Holdings Inc.	7,469	693
*	Nomad Foods Ltd.	25,823	650
*	Simply Good Foods Co.	15,811	627
*	Herbalife Nutrition Ltd.	17,329	617
	Sanderson Farms Inc.	3,347	598
*	Hain Celestial Group Inc.	15,955	580
	Lancaster Colony Corp.	3,397	571
*	Sprouts Farmers Market Inc.	19,191	547
	WD-40 Co.	2,411	511
*	Hostess Brands Inc. Class A	21,006	452
	Medifast Inc.	2,265	421
	J & J Snack Foods Corp.	2,306	378
*	Grocery Outlet Holding Corp.	13,350	371
	Coca-Cola Consolidated Inc.	732	364
	Nu Skin Enterprises Inc. Class A	7,739	359
	Energizer Holdings Inc.	10,404	347
*	Freshpet Inc.	3,600	343
*	TreeHouse Foods Inc.	8,254	324
	Edgewell Personal Care Co.	8,451	302
	B&G Foods Inc.	9,555	283
	Cal-Maine Foods Inc.	6,279	278
	Reynolds Consumer Products Inc.	8,900	265
*,1	Beyond Meat Inc.	4,495	210
*	USANA Health Sciences Inc.	2,222	196
	National Beverage Corp.	4,186	184
	Calavo Growers Inc.	4,148	177
*	Celsius Holdings Inc.	2,244	143
	Weis Markets Inc.	2,128	131
	Fresh Del Monte Produce Inc.	4,291	111
	ACCO Brands Corp.	11,986	103
	Tootsie Roll Industries Inc.	2,078	70
			273,912
Energy (0.2%)
*	Enphase Energy Inc.	22,985	3,832
*	Plug Power Inc.	132,207	3,344
*	SolarEdge Technologies Inc.	9,124	2,914
		Shares	Market Value• ($000)
*	First Solar Inc.	18,101	1,363
*	Renewable Energy Group Inc.	7,536	463
*,1	Maxeon Solar Technologies Ltd.	40,000	434
	Arcosa Inc.	7,400	390
*	ChargePoint Holdings Inc.	14,127	205
*	SunPower Corp.	5,865	105
			13,050
Financials (11.3%)
	JPMorgan Chase & Co.	496,926	70,464
	Bank of America Corp.	1,219,719	53,912
	S&P Global Inc.	58,535	21,992
	Charles Schwab Corp.	255,487	21,578
	Morgan Stanley	227,327	20,628
	Citigroup Inc.	335,835	19,891
	Goldman Sachs Group Inc.	55,471	18,932
	BlackRock Inc.	24,249	18,039
	Chubb Ltd.	72,695	14,804
	CME Group Inc.	60,744	14,368
	PNC Financial Services Group Inc.	71,703	14,287
	Truist Financial Corp.	226,425	14,088
	Marsh & McLennan Cos. Inc.	85,489	13,286
	US Bancorp	226,656	12,815
	Intercontinental Exchange Inc.	93,971	12,040
	Aon plc Class A	36,943	10,793
	Progressive Corp.	99,013	10,488
	Moody's Corp.	27,437	8,836
	American International Group Inc.	140,791	8,622
	MetLife Inc.	120,814	8,161
	Prudential Financial Inc.	64,096	7,157
	Travelers Cos. Inc.	41,510	7,133
	MSCI Inc.	13,636	6,841
	Bank of New York Mellon Corp.	128,045	6,806
	Aflac Inc.	110,676	6,761
	Discover Financial Services	49,953	6,166
	Allstate Corp.	48,149	5,891
*	SVB Financial Group	9,550	5,787
	Ameriprise Financial Inc.	18,973	5,688
	KKR & Co. Inc.	94,370	5,674
	Fifth Third Bancorp	114,834	5,494
	T. Rowe Price Group Inc.	37,969	5,489
	Arthur J Gallagher & Co.	34,509	5,459
	State Street Corp.	61,630	5,259
	First Republic Bank	29,893	5,179
	Willis Towers Watson plc	20,991	4,666
	Hartford Financial Services Group Inc.	57,600	4,002
	Northern Trust Corp.	34,963	3,982
	M&T Bank Corp.	21,675	3,950
	Regions Financial Corp.	161,868	3,916

8

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	KeyCorp	156,054	3,912
	Huntington Bancshares Inc.	243,507	3,779
	Citizens Financial Group Inc.	71,467	3,746
	Signature Bank	9,894	3,412
	Raymond James Financial Inc.	30,954	3,394
	Nasdaq Inc.	19,773	3,384
	Principal Financial Group Inc.	43,726	3,089
	Cincinnati Financial Corp.	25,139	3,087
	Ally Financial Inc.	58,778	2,933
*	Markel Corp.	2,355	2,927
*	Arch Capital Group Ltd.	61,756	2,909
	Broadridge Financial Solutions Inc.	19,477	2,848
	Brown & Brown Inc.	38,794	2,623
	FactSet Research Systems Inc.	6,371	2,587
	MarketAxess Holdings Inc.	6,580	2,510
	LPL Financial Holdings Inc.	13,683	2,476
	Fidelity National Financial Inc.	45,789	2,181
	First Horizon Corp.	91,284	2,143
	Cboe Global Markets Inc.	18,177	2,132
	Comerica Inc.	22,191	2,119
	East West Bancorp Inc.	23,918	2,094
	Lincoln National Corp.	30,926	2,085
	W R Berkley Corp.	22,811	2,060
	Equitable Holdings Inc.	62,422	2,039
	Ares Management Corp. Class A	24,066	1,951
	Everest Re Group Ltd.	6,468	1,929
*	XP Inc. Class A	59,545	1,926
	Zions Bancorp NA	25,772	1,827
	Webster Financial Corp.	30,263	1,822
	Credicorp Ltd.	11,548	1,747
	Globe Life Inc.	16,740	1,690
	First Citizens BancShares Inc. Class A	2,050	1,616
	Western Alliance Bancorp	17,055	1,599
	Assurant Inc.	9,377	1,591
	Annaly Capital Management Inc.	228,650	1,591
	American Financial Group Inc.	11,433	1,548
	People's United Financial Inc.	72,637	1,531
*	Alleghany Corp.	2,312	1,530
	Tradeweb Markets Inc. Class A	17,934	1,515
	Franklin Resources Inc.	48,264	1,435
	Cullen/Frost Bankers Inc.	9,520	1,340
	Synovus Financial Corp.	25,360	1,335
	Commerce Bancshares Inc.	18,563	1,332
		Shares	Market Value• ($000)
	Invesco Ltd.	62,075	1,318
	Reinsurance Group of America Inc.	11,707	1,298
	Stifel Financial Corp.	17,573	1,292
	Pinnacle Financial Partners Inc.	12,655	1,279
	Voya Financial Inc.	18,124	1,221
	Old Republic International Corp.	45,413	1,197
	Popular Inc.	13,008	1,195
	First American Financial Corp.	17,765	1,191
	Starwood Property Trust Inc.	49,869	1,189
	RenaissanceRe Holdings Ltd.	7,685	1,159
	AGNC Investment Corp.	87,730	1,133
	Morningstar Inc.	3,992	1,120
	Prosperity Bancshares Inc.	14,802	1,102
	Unum Group	38,909	1,086
	Glacier Bancorp Inc.	19,218	1,065
	SouthState Corp.	11,826	1,064
	SEI Investments Co.	18,055	1,058
	First Financial Bankshares Inc.	21,976	1,053
	Cadence Bank	33,246	1,051
*	Silvergate Capital Corp. Class A	8,171	1,047
	OneMain Holdings Inc.	19,405	989
	SLM Corp.	50,102	987
	Janus Henderson Group plc	29,333	985
	Wintrust Financial Corp.	9,868	980
	Affiliated Managers Group Inc.	7,063	977
	PacWest Bancorp	19,749	976
	Bank OZK	20,237	952
	Hanover Insurance Group Inc.	6,686	933
	Valley National Bancorp	66,734	932
	Blackstone Mortgage Trust Inc. Class A	28,956	920
	Selective Insurance Group Inc.	11,052	919
	Old National Bancorp	49,834	911
	Interactive Brokers Group Inc. Class A	13,697	906
	New York Community Bancorp Inc.	78,490	906
	United Bankshares Inc.	24,736	906
	Primerica Inc.	6,865	892
	Houlihan Lokey Inc. Class A	8,669	892
	Hancock Whitney Corp.	15,914	886
*	Trupanion Inc.	9,874	885
	MGIC Investment Corp.	55,871	848
	Evercore Inc. Class A	6,621	841

9

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Umpqua Holdings Corp.	39,043	834
	Essent Group Ltd.	18,852	833
	FNB Corp.	60,822	817
	UMB Financial Corp.	7,797	794
	Kinsale Capital Group Inc.	3,758	788
	Axis Capital Holdings Ltd.	14,418	787
	Radian Group Inc.	32,702	782
*	Brighthouse Financial Inc.	14,791	773
	ServisFirst Bancshares Inc.	8,790	768
	BankUnited Inc.	17,071	755
	RLI Corp.	7,347	746
	Community Bank System Inc.	10,186	743
	Assured Guaranty Ltd.	11,881	736
	Walker & Dunlop Inc.	5,284	731
	First Hawaiian Inc.	25,009	727
*	Upstart Holdings Inc.	4,599	727
	United Community Banks Inc.	18,756	725
	Investors Bancorp Inc.	43,051	721
	Independent Bank Corp. (Massachusetts)	8,221	707
	Cathay General Bancorp	14,629	688
	Associated Banc-Corp	28,215	688
	Pacific Premier Bancorp Inc.	17,745	687
	Eastern Bankshares Inc.	31,377	686
	Home BancShares Inc.	29,099	681
	Bank of Hawaii Corp.	7,901	681
	Lazard Ltd. Class A	17,839	617
	Ameris Bancorp	12,398	614
	Simmons First National Corp. Class A	21,416	611
*	Axos Financial Inc.	10,840	593
*	Enstar Group Ltd.	2,072	591
	Kemper Corp.	10,968	586
	American Equity Investment Life Holding Co.	15,284	576
	CNO Financial Group Inc.	23,806	575
	WSFS Financial Corp.	11,228	571
*	Texas Capital Bancshares Inc.	8,420	561
	Federated Hermes Inc. Class B	16,992	555
	Moelis & Co. Class A	11,230	541
	Atlantic Union Bankshares Corp.	13,259	539
	Chimera Investment Corp.	43,534	530
*	Focus Financial Partners Inc. Class A	10,474	524
*	Mr Cooper Group Inc.	10,300	524
	Artisan Partners Asset Management Inc. Class A	13,136	501
	Virtu Financial Inc. Class A	14,241	500
	BOK Financial Corp.	4,858	499
		Shares	Market Value• ($000)
	Hamilton Lane Inc. Class A	6,319	493
	Columbia Banking System Inc.	13,297	487
	White Mountains Insurance Group Ltd.	450	473
	Fulton Financial Corp.	25,644	462
	CVB Financial Corp.	19,212	453
	Independent Bank Group Inc.	5,824	449
	Navient Corp.	25,360	447
	FirstCash Holdings Inc.	6,139	442
	Jackson Financial Inc. Class A	10,600	433
	First Bancorp	30,321	428
	Piper Sandler Cos.	2,778	411
*	Cannae Holdings Inc.	14,634	393
	Flagstar Bancorp Inc.	8,547	390
	First Merchants Corp.	8,571	375
	WesBanco Inc.	10,120	370
	First Financial Bancorp	14,806	364
	International Bancshares Corp.	8,253	355
	Towne Bank	11,071	345
	Banner Corp.	5,538	341
	Washington Federal Inc.	9,526	339
	Hope Bancorp Inc.	19,275	327
	Live Oak Bancshares Inc.	5,100	326
*	Genworth Financial Inc. Class A	79,945	325
*	Encore Capital Group Inc.	4,875	322
	Heartland Financial USA Inc.	6,396	317
	Renasant Corp.	8,689	317
	Cohen & Steers Inc.	3,846	313
	Hilltop Holdings Inc.	10,070	311
	Bank of NT Butterfield & Son Ltd.	8,105	311
	Trustmark Corp.	9,852	310
	Eagle Bancorp Inc.	5,106	306
*	NMI Holdings Inc. Class A	13,190	305
*	PRA Group Inc.	6,636	296
	Sandy Spring Bancorp Inc.	6,276	296
	Provident Financial Services Inc.	12,449	295
	iStar Inc.	11,500	289
	MFA Financial Inc.	70,893	288
	Horace Mann Educators Corp.	6,844	285
	Northwest Bancshares Inc.	20,098	283
	Apollo Commercial Real Estate Finance Inc.	20,861	272
	NBT Bancorp Inc.	6,935	266
	First Commonwealth Financial Corp.	16,256	263
	PennyMac Financial Services Inc.	4,497	260
	Westamerica Bancorp	4,358	258

10

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	BGC Partners Inc. Class A	53,709	246
	Virtus Investment Partners Inc.	1,024	246
	American National Group Inc.	1,300	246
	Capitol Federal Financial Inc.	22,123	242
	ProAssurance Corp.	9,385	226
	Mercury General Corp.	4,008	220
	Brightsphere Investment Group Inc.	9,193	219
	Ladder Capital Corp.	19,000	218
	Argo Group International Holdings Ltd.	5,138	217
	PennyMac Mortgage Investment Trust	13,475	210
	Redwood Trust Inc.	19,505	203
	Berkshire Hills Bancorp Inc.	6,493	202
	Nelnet Inc. Class A	2,513	202
	Stock Yards Bancorp Inc.	3,692	197
	CNA Financial Corp.	4,034	184
	State Auto Financial Corp.	3,514	183
	BancFirst Corp.	2,186	171
	Brookline Bancorp Inc.	9,753	167
	Safety Insurance Group Inc.	1,873	156
*	Columbia Financial Inc.	7,304	155
	S&T Bancorp Inc.	4,973	155
	City Holding Co.	1,926	153
	Employers Holdings Inc.	3,684	143
	WisdomTree Investments Inc.	24,328	137
	Kearny Financial Corp.	9,449	125
*	Blucora Inc.	6,224	124
	Washington Trust Bancorp Inc.	2,231	121
	1st Source Corp.	2,429	117
	TFS Financial Corp.	6,536	112
	ARMOUR Residential REIT Inc.	12,754	104
	Community Trust Bancorp Inc.	2,220	94
	BrightSpire Capital Inc. Class A	10,542	93
*	SiriusPoint Ltd.	10,139	75
	Republic Bancorp Inc. Class A	1,248	57
*	Marathon Digital Holdings Inc.	1,952	49
			689,562
Health Care (13.8%)
	UnitedHealth Group Inc.	159,420	75,863
	Pfizer Inc.	947,426	44,472
	AbbVie Inc.	299,897	44,316
	Thermo Fisher Scientific Inc.	66,560	36,209
		Shares	Market Value• ($000)
	Eli Lilly & Co.	143,753	35,931
	Abbott Laboratories	294,285	35,497
	Merck & Co. Inc.	429,941	32,925
	Danaher Corp.	107,476	29,492
	Bristol-Myers Squibb Co.	379,416	26,054
	Medtronic plc	227,987	23,936
	Amgen Inc.	96,271	21,803
	Anthem Inc.	41,547	18,773
*	Intuitive Surgical Inc.	60,186	17,474
	Zoetis Inc.	80,529	15,594
	Stryker Corp.	58,997	15,537
	Cigna Corp.	55,458	13,187
	Becton Dickinson & Co.	48,293	13,101
	Gilead Sciences Inc.	213,432	12,891
*	Edwards Lifesciences Corp.	105,292	11,832
*	Boston Scientific Corp.	239,452	10,577
*	Regeneron Pharmaceuticals Inc.	17,048	10,542
	HCA Healthcare Inc.	41,471	10,381
*	Vertex Pharmaceuticals Inc.	43,026	9,897
	Humana Inc.	21,789	9,463
*	Moderna Inc.	57,918	8,896
*	Illumina Inc.	25,231	8,240
*	Centene Corp.	97,985	8,096
*	IDEXX Laboratories Inc.	14,355	7,642
*	IQVIA Holdings Inc.	32,400	7,456
	Baxter International Inc.	85,208	7,240
*	Align Technology Inc.	13,330	6,818
	Agilent Technologies Inc.	51,495	6,713
*	Dexcom Inc.	16,217	6,712
	ResMed Inc.	24,429	6,028
*	Veeva Systems Inc. Class A	23,648	5,417
*	Biogen Inc.	24,685	5,209
	West Pharmaceutical Services Inc.	12,442	4,816
	Cerner Corp.	50,517	4,711
	Zimmer Biomet Holdings Inc.	35,612	4,529
*	Laboratory Corp. of America Holdings	16,265	4,412
	PerkinElmer Inc.	21,244	3,816
	STERIS plc	14,712	3,531
*	Avantor Inc.	101,498	3,521
*	Horizon Therapeutics plc	37,410	3,411
	Cooper Cos. Inc.	8,176	3,344
*	ICON plc	13,719	3,265
*	Alnylam Pharmaceuticals Inc.	20,041	3,163
*	Hologic Inc.	42,533	3,027
*	Insulet Corp.	11,268	2,983
*	Catalent Inc.	28,859	2,945
*	Molina Healthcare Inc.	9,596	2,945
*	Seagen Inc.	22,560	2,907

11

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Bio-Techne Corp.	6,750	2,831
	Teleflex Inc.	8,108	2,727
	Quest Diagnostics Inc.	20,673	2,714
	Cardinal Health Inc.	47,119	2,545
*	Charles River Laboratories International Inc.	8,482	2,470
*	BioMarin Pharmaceutical Inc.	30,943	2,417
*	ABIOMED Inc.	7,655	2,379
*	Exact Sciences Corp.	29,978	2,340
	Viatris Inc.	205,639	2,264
*	Bio-Rad Laboratories Inc. Class A	3,592	2,248
*	Elanco Animal Health Inc.	76,833	2,183
	Royalty Pharma plc Class A	54,995	2,159
*	Incyte Corp.	31,178	2,129
*	Henry Schein Inc.	23,830	2,058
*	Repligen Corp.	10,209	2,008
	DENTSPLY SIRONA Inc.	36,707	1,987
*	Novocure Ltd.	21,243	1,739
	Universal Health Services Inc. Class B	11,916	1,715
*	Teladoc Health Inc.	21,483	1,631
	Organon & Co.	43,009	1,606
*	Tenet Healthcare Corp.	18,038	1,551
*	Neurocrine Biosciences Inc.	16,287	1,464
*	Jazz Pharmaceuticals plc	10,539	1,448
*	Masimo Corp.	8,584	1,352
*	Syneos Health Inc.	16,969	1,344
*	Envista Holdings Corp.	27,733	1,331
*	Penumbra Inc.	5,887	1,305
*	DaVita Inc.	11,438	1,290
*	Guardant Health Inc.	19,253	1,276
*	United Therapeutics Corp.	7,576	1,259
	Chemed Corp.	2,587	1,237
*	Intellia Therapeutics Inc.	12,358	1,222
*	Shockwave Medical Inc.	6,838	1,212
*	Inspire Medical Systems Inc.	4,926	1,202
	Bruker Corp.	16,895	1,189
*	Tandem Diabetes Care Inc.	10,532	1,186
*	Biohaven Pharmaceutical Holding Co. Ltd.	9,674	1,148
	Encompass Health Corp.	17,329	1,144
*	Beam Therapeutics Inc.	14,126	1,107
*	Sarepta Therapeutics Inc.	14,242	1,091
*	Exelixis Inc.	52,484	1,077
*	Amedisys Inc.	6,508	1,043
*	Arena Pharmaceuticals Inc.	10,887	1,034
*	Natera Inc.	15,665	1,030
*	CRISPR Therapeutics AG	16,666	1,023
*	Omnicell Inc.	7,599	982
*	STAAR Surgical Co.	12,132	962
*	10X Genomics Inc. Class A	10,927	890
*	Acadia Healthcare Co. Inc.	15,683	889
		Shares	Market Value• ($000)
*	Integra LifeSciences Holdings Corp.	12,930	867
*	Halozyme Therapeutics Inc.	23,940	849
*	ICU Medical Inc.	3,579	847
*	Ionis Pharmaceuticals Inc.	25,105	838
*	Fate Therapeutics Inc.	23,552	814
	Perrigo Co. plc	22,739	808
*	LHC Group Inc.	5,900	803
*	HealthEquity Inc.	14,748	792
*	Ultragenyx Pharmaceutical Inc.	11,752	791
*	Certara Inc.	31,210	791
	Ensign Group Inc.	9,365	787
*	Medpace Holdings Inc.	5,071	776
	Premier Inc. Class A	21,535	774
*	Novavax Inc.	9,149	763
	CONMED Corp.	5,154	753
*	Arrowhead Pharmaceuticals Inc.	17,064	751
*	LivaNova plc	9,497	749
*	Intra-Cellular Therapies Inc.	13,357	741
*	Alkermes plc	29,345	729
*	Quidel Corp.	6,820	721
*	Option Care Health Inc.	27,884	717
*	Inari Medical Inc.	8,150	717
*	iRhythm Technologies Inc.	5,510	712
*	Neogen Corp.	19,049	680
*	agilon health Inc.	33,375	675
*	Mirati Therapeutics Inc.	7,410	654
*	Iovance Biotherapeutics Inc.	39,430	618
*	Blueprint Medicines Corp.	10,090	611
*	Progyny Inc.	15,470	609
*	Global Blood Therapeutics Inc.	20,000	604
*	Glaukos Corp.	10,833	599
*	Merit Medical Systems Inc.	8,644	562
*	Arvinas Inc.	8,434	547
*	ACADIA Pharmaceuticals Inc.	21,260	540
*	Axonics Inc.	9,520	540
*	Denali Therapeutics Inc.	16,458	536
*	Haemonetics Corp.	9,269	535
*	Prestige Consumer Healthcare Inc.	8,873	528
	Owens & Minor Inc.	11,785	520
*	Inmode Ltd.	11,900	508
*	AtriCure Inc.	7,220	501
*	Apellis Pharmaceuticals Inc.	11,724	499
*	BioCryst Pharmaceuticals Inc.	29,610	492
*	R1 RCM Inc.	17,438	474
*	Insmed Inc.	19,779	473
*	Nevro Corp.	6,360	456

12

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Pacira BioSciences Inc.	6,793	453
	Patterson Cos. Inc.	15,058	450
*	NuVasive Inc.	8,088	438
*	Relay Therapeutics Inc.	18,000	434
*	Multiplan Corp.	114,300	430
*	Integer Holdings Corp.	5,024	421
*	PTC Therapeutics Inc.	11,625	408
*,1	Cassava Sciences Inc.	9,408	400
*	Sotera Health Co.	18,100	396
	Select Medical Holdings Corp.	17,065	395
*	Corcept Therapeutics Inc.	17,620	393
*	Axsome Therapeutics Inc.	13,400	377
*	Fulgent Genetics Inc.	5,900	368
*	Pennant Group Inc.	22,667	368
*	Myriad Genetics Inc.	15,044	367
*	ChemoCentryx Inc.	12,000	364
*	Amicus Therapeutics Inc.	44,284	360
*	Emergent BioSolutions Inc.	8,641	358
*	Karuna Therapeutics Inc.	3,308	347
*	SpringWorks Therapeutics Inc.	6,100	345
*	Ortho Clinical Diagnostics Holdings plc	18,977	336
*	Epizyme Inc.	220,500	329
*	Sage Therapeutics Inc.	9,005	327
*	AdaptHealth Corp. Class A	18,300	319
*	Vir Biotechnology Inc.	12,451	314
*	Evolent Health Inc. Class A	11,275	300
*	Endo International plc	96,000	299
*	Surgery Partners Inc.	5,600	293
*	MEDNAX Inc.	12,218	287
*	FibroGen Inc.	19,500	274
*	Supernus Pharmaceuticals Inc.	8,399	268
	Healthcare Services Group Inc.	15,974	253
*	Xencor Inc.	8,089	253
*	Agios Pharmaceuticals Inc.	8,089	252
*	Avanos Medical Inc.	7,122	252
*	Zogenix Inc.	9,600	252
*	Ironwood Pharmaceuticals Inc. Class A	23,328	251
*	Ligand Pharmaceuticals Inc.	2,474	250
*	REVOLUTION Medicines Inc.	12,685	240
*	CorVel Corp.	1,443	230
*	Myovant Sciences Ltd.	15,700	211
*	REGENXBIO Inc.	7,833	205
*	Alector Inc.	12,800	203
*	Enanta Pharmaceuticals Inc.	2,842	200
*	OPKO Health Inc.	61,894	194
*	Atara Biotherapeutics Inc.	14,842	191
		Shares	Market Value• ($000)
*	Heron Therapeutics Inc.	26,534	188
*	Bluebird Bio Inc.	29,400	178
*	Tivity Health Inc.	6,254	171
*	Natus Medical Inc.	6,038	168
*	Radius Health Inc.	20,200	168
*	NextGen Healthcare Inc.	8,404	164
*	Brookdale Senior Living Inc.	23,492	162
*	Innoviva Inc.	8,412	162
*	Theravance Biopharma Inc.	15,800	159
*	Madrigal Pharmaceuticals Inc.	1,681	156
*	Twist Bioscience Corp.	2,257	126
*	Inogen Inc.	3,469	121
*	Varex Imaging Corp.	4,888	116
*	Amneal Pharmaceuticals Inc.	22,469	102
*	NeoGenomics Inc.	4,376	94
*	Orthofix Medical Inc.	2,432	83
*	Immunovant Inc.	14,300	80
*	Kodiak Sciences Inc.	8,246	71
*	2seventy bio Inc.	4,266	63
*	Taro Pharmaceutical Industries Ltd.	1,152	56
*	Invitae Corp.	3,404	37
*	Pacific Biosciences of California Inc.	1,966	23
*	CareDx Inc.	480	18
*	Veracyte Inc.	96	3
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/24	767	1
			843,954
Industrials (10.6%)
	Visa Inc. Class A	287,041	62,035
	Mastercard Inc. Class A	148,525	53,591
	Accenture plc Class A	107,573	33,995
	Union Pacific Corp.	108,701	26,735
	United Parcel Service Inc. Class B	122,543	25,785
*	PayPal Holdings Inc.	201,029	22,501
	American Express Co.	106,380	20,695
	Caterpillar Inc.	91,953	17,249
	Deere & Co.	47,353	17,048
	Automatic Data Processing Inc.	72,136	14,747
	CSX Corp.	374,712	12,706
	Illinois Tool Works Inc.	52,929	11,451
*	Block Inc. Class A	89,126	11,364
	Capital One Financial Corp.	71,667	10,984
	Sherwin-Williams Co.	40,816	10,740
*	Fiserv Inc.	101,468	9,910
	Fidelity National Information Services Inc.	103,009	9,810
	FedEx Corp.	41,946	9,323
	Johnson Controls International plc	120,905	7,854

13

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	DuPont de Nemours Inc.	88,605	6,855
	Global Payments Inc.	49,414	6,591
	Paychex Inc.	54,729	6,516
	Trane Technologies plc	40,338	6,209
	Cintas Corp.	14,852	5,574
	Old Dominion Freight Line Inc.	17,308	5,435
*	Mettler-Toledo International Inc.	3,825	5,388
	PACCAR Inc.	57,596	5,288
	Rockwell Automation Inc.	19,578	5,219
*	Keysight Technologies Inc.	31,274	4,922
	Verisk Analytics Inc.	26,822	4,757
	Equifax Inc.	20,627	4,504
	Stanley Black & Decker Inc.	27,417	4,461
	Vulcan Materials Co.	22,244	4,036
	Synchrony Financial	93,351	3,994
*	Bill.com Holdings Inc.	16,703	3,973
	Martin Marietta Materials Inc.	10,469	3,972
	Dover Corp.	24,194	3,795
*	Zebra Technologies Corp. Class A	9,053	3,742
	WW Grainger Inc.	7,738	3,691
	Ingersoll Rand Inc.	68,526	3,462
*	Generac Holdings Inc.	10,950	3,454
*	Waters Corp.	10,328	3,271
*	FleetCor Technologies Inc.	13,505	3,163
*	Trimble Inc.	42,985	2,998
	TransUnion	32,784	2,975
	Expeditors International of Washington Inc.	28,270	2,922
	JB Hunt Transport Services Inc.	14,223	2,886
	Westinghouse Air Brake Technologies Corp.	30,104	2,794
	Xylem Inc.	30,409	2,705
	Crown Holdings Inc.	20,747	2,545
	IDEX Corp.	12,860	2,468
*	Builders FirstSource Inc.	31,915	2,375
	Packaging Corp. of America	15,651	2,304
	Masco Corp.	40,797	2,286
	Jack Henry & Associates Inc.	12,475	2,206
	Nordson Corp.	9,731	2,204
	Robert Half International Inc.	18,023	2,168
	CH Robinson Worldwide Inc.	21,774	2,105
*	Fair Isaac Corp.	4,453	2,098
	Westrock Co.	45,330	2,052
	Graco Inc.	28,094	2,025
	Fortune Brands Home & Security Inc.	22,812	1,982
	Cognex Corp.	28,953	1,956
		Shares	Market Value• ($000)
	Snap-on Inc.	9,176	1,929
	Regal Rexnord Corp.	11,518	1,847
*	Trex Co. Inc.	19,709	1,810
	RPM International Inc.	21,275	1,799
	Allegion plc	15,418	1,766
	Sealed Air Corp.	25,311	1,699
	Toro Co.	17,913	1,680
*	Middleby Corp.	9,301	1,652
	Owens Corning	16,983	1,583
*	Axon Enterprise Inc.	11,251	1,578
	A O Smith Corp.	22,275	1,528
	Lennox International Inc.	5,627	1,502
	Watsco Inc.	5,309	1,450
*	Paylocity Holding Corp.	6,595	1,401
*	Berry Global Group Inc.	22,602	1,371
*	GXO Logistics Inc.	16,192	1,359
	AptarGroup Inc.	11,007	1,342
*	Saia Inc.	4,570	1,313
	AGCO Corp.	10,907	1,311
*	WEX Inc.	7,767	1,309
*	Mohawk Industries Inc.	9,271	1,305
	Brunswick Corp.	13,499	1,289
	Genpact Ltd.	30,705	1,285
	Western Union Co.	69,740	1,268
*	WillScot Mobile Mini Holdings Corp.	34,802	1,237
*	XPO Logistics Inc.	16,886	1,227
	Advanced Drainage Systems Inc.	10,440	1,219
*	TopBuild Corp.	5,541	1,190
	Donaldson Co. Inc.	21,089	1,144
	Littelfuse Inc.	4,201	1,085
*	Euronet Worldwide Inc.	8,372	1,074
	Louisiana-Pacific Corp.	14,844	1,068
	Acuity Brands Inc.	5,781	1,054
	ManpowerGroup Inc.	9,656	1,026
	Sonoco Products Co.	17,479	1,026
	Graphic Packaging Holding Co.	49,095	1,010
	Landstar System Inc.	6,451	996
	nVent Electric plc	29,128	988
*	ASGN Inc.	8,632	956
*	Axalta Coating Systems Ltd.	35,339	956
*	Chart Industries Inc.	6,501	939
	Eagle Materials Inc.	6,802	931
	MDU Resources Group Inc.	34,649	928
	MSA Safety Inc.	6,512	906
*	WESCO International Inc.	7,377	898
	Simpson Manufacturing Co. Inc.	7,553	895
*	AMN Healthcare Services Inc.	8,303	881
	Maximus Inc.	11,104	876
*	FTI Consulting Inc.	5,759	841

14

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Valmont Industries Inc.	3,760	814
*	Kornit Digital Ltd.	8,402	797
*	Atkore Inc.	7,765	790
	Air Lease Corp. Class A	18,501	773
	Franklin Electric Co. Inc.	9,040	764
	Triton International Ltd.	11,393	748
*	MasTec Inc.	9,487	747
	Allison Transmission Holdings Inc.	18,665	745
*	API Group Corp.	34,356	741
	Ryder System Inc.	9,343	737
	Armstrong World Industries Inc.	8,209	726
	Applied Industrial Technologies Inc.	7,104	718
*	ACI Worldwide Inc.	20,895	700
	Herc Holdings Inc.	4,389	698
*	Kirby Corp.	10,636	693
	Watts Water Technologies Inc. Class A	4,798	691
	GATX Corp.	6,451	688
	Zurn Water Solutions Corp.	20,988	683
*	ExlService Holdings Inc.	5,601	677
	HB Fuller Co.	9,577	655
	MSC Industrial Direct Co. Inc. Class A	8,295	643
*	Summit Materials Inc. Class A	20,566	642
	Korn Ferry	9,597	636
	Hillenbrand Inc.	13,021	621
	John Bean Technologies Corp.	5,423	615
*	AZEK Co. Inc. Class A	20,239	597
	Brink's Co.	8,491	595
*	TriNet Group Inc.	6,725	587
	Comfort Systems USA Inc.	6,750	580
*	Beacon Roofing Supply Inc.	9,671	577
*	Dlocal Ltd. Class A	17,500	571
	Alliance Data Systems Corp.	8,417	568
	Insperity Inc.	6,169	555
*	Welbilt Inc.	21,234	502
	Forward Air Corp.	4,648	480
	Terex Corp.	11,412	471
	AAON Inc.	7,768	455
	UniFirst Corp.	2,499	453
	Badger Meter Inc.	4,512	449
*	Hub Group Inc. Class A	5,159	435
	Helios Technologies Inc.	5,396	423
	Albany International Corp. Class A	4,725	415
	EVERTEC Inc.	10,243	413
	Werner Enterprises Inc.	9,359	407
	Trinity Industries Inc.	14,070	406
*	Dycom Industries Inc.	4,527	394
		Shares	Market Value• ($000)
	Otter Tail Corp.	6,283	389
	Belden Inc.	6,845	386
	Installed Building Products Inc.	3,878	375
*	Meritor Inc.	10,409	371
*	Verra Mobility Corp. Class A	21,771	366
*	Masonite International Corp.	3,731	352
*	Itron Inc.	7,269	346
	Brady Corp. Class A	7,458	344
	Encore Wire Corp.	2,952	344
*	SPX Corp.	6,382	324
	Federal Signal Corp.	8,933	323
	McGrath RentCorp	3,910	318
	Scorpio Tankers Inc.	18,161	316
*	JELD-WEN Holding Inc.	13,338	308
*	Pagseguro Digital Ltd. Class A	19,115	305
*	Ferro Corp.	13,854	301
*	Green Dot Corp. Class A	10,401	298
*	O-I Glass Inc.	23,354	298
*	Vicor Corp.	3,821	286
*	CBIZ Inc.	7,322	285
	ESCO Technologies Inc.	4,003	278
*	AAR Corp.	6,009	270
	Patrick Industries Inc.	3,658	261
*	Gibraltar Industries Inc.	5,106	247
	Greif Inc. Class A	4,282	246
	Tennant Co.	3,047	240
*	OSI Systems Inc.	2,959	239
	TriMas Corp.	7,262	236
	Primoris Services Corp.	8,814	232
	Schneider National Inc. Class B	8,854	231
	Granite Construction Inc.	7,397	224
	Apogee Enterprises Inc.	4,945	223
	Astec Industries Inc.	4,360	217
*	Gates Industrial Corp. plc	13,500	214
	TTEC Holdings Inc.	2,570	204
	H&E Equipment Services Inc.	4,859	203
	Lindsay Corp.	1,528	200
	Deluxe Corp.	6,364	198
	Greenbrier Cos. Inc.	4,462	198
*	Cimpress plc	3,128	197
*	StoneCo Ltd. Class A	17,018	191
	Matson Inc.	1,719	190
	ADT Inc.	25,528	187
	SFL Corp. Ltd.	18,519	184
*	FARO Technologies Inc.	3,092	169
*	Huron Consulting Group Inc.	2,876	142
*	American Woodmark Corp.	2,562	137
	Atlas Corp.	8,416	121
*	TrueBlue Inc.	4,341	118

15

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Forrester Research Inc.	2,169	113
	Kelly Services Inc. Class A	4,164	88
	Heartland Express Inc.	5,966	86
*	Loyalty Ventures Inc.	3,090	74
*	TuSimple Holdings Inc. Class A	3,864	67
*	Tutor Perini Corp.	6,637	65
*	GreenSky Inc. Class A	5,800	57
*	Shift4 Payments Inc. Class A	790	42
*	Bloom Energy Corp. Class A	1,178	26
			651,901
Real Estate (3.9%)
	Prologis Inc.	124,754	18,195
	American Tower Corp.	76,434	17,341
	Crown Castle International Corp.	73,133	12,183
	Equinix Inc.	15,141	10,746
	Public Storage	25,581	9,082
	Digital Realty Trust Inc.	47,671	6,432
	Realty Income Corp.	96,318	6,366
	Welltower Inc.	73,965	6,161
	AvalonBay Communities Inc.	23,576	5,625
	SBA Communications Corp.	18,348	5,567
*	CBRE Group Inc. Class A	56,679	5,489
	Equity Residential	62,418	5,324
	Alexandria Real Estate Equities Inc.	25,976	4,920
	Extra Space Storage Inc.	22,200	4,177
*	CoStar Group Inc.	66,308	4,045
	Mid-America Apartment Communities Inc.	19,463	3,982
	Invitation Homes Inc.	100,323	3,792
	Ventas Inc.	67,536	3,647
	Essex Property Trust Inc.	11,068	3,510
	Sun Communities Inc.	19,387	3,509
	Duke Realty Corp.	63,986	3,391
	Boston Properties Inc.	26,221	3,207
	UDR Inc.	51,342	2,817
	Healthpeak Properties Inc.	90,200	2,802
	Camden Property Trust	16,342	2,698
	Iron Mountain Inc.	48,981	2,409
	WP Carey Inc.	30,739	2,379
	Kimco Realty Corp.	98,938	2,328
*	Host Hotels & Resorts Inc.	121,454	2,219
	Equity LifeStyle Properties Inc.	29,172	2,177
*	Jones Lang LaSalle Inc.	8,551	2,105
	Medical Properties Trust Inc.	98,638	2,006
	CyrusOne Inc.	21,355	1,929
	Regency Centers Corp.	28,128	1,853
		Shares	Market Value• ($000)
	American Homes 4 Rent Class A	46,178	1,755
	Rexford Industrial Realty Inc.	24,774	1,737
	Life Storage Inc.	13,642	1,727
	CubeSmart	35,501	1,711
	Lamar Advertising Co. Class A	14,501	1,581
	Federal Realty Investment Trust	12,745	1,499
	Kilroy Realty Corp.	19,979	1,431
	Omega Healthcare Investors Inc.	48,940	1,379
	Apartment Income REIT Corp.	26,319	1,358
*	Zillow Group Inc. Class C	22,662	1,303
	Vornado Realty Trust	29,988	1,298
	STORE Capital Corp.	42,066	1,292
	EastGroup Properties Inc.	6,709	1,280
	National Retail Properties Inc.	29,883	1,273
	Brixmor Property Group Inc.	50,548	1,270
	American Campus Communities Inc.	22,841	1,229
	Americold Realty Trust	45,407	1,213
	First Industrial Realty Trust Inc.	20,980	1,208
	STAG Industrial Inc.	29,182	1,137
	Healthcare Trust of America Inc. Class A	36,570	1,075
	Cousins Properties Inc.	25,913	1,001
	Spirit Realty Capital Inc.	21,247	985
	Innovative Industrial Properties Inc.	5,089	959
	Rayonier Inc.	23,936	950
	SL Green Realty Corp.	11,610	923
	Douglas Emmett Inc.	28,420	901
	Terreno Realty Corp.	12,745	877
	Highwoods Properties Inc.	19,510	851
*	Park Hotels & Resorts Inc.	43,718	824
	Kite Realty Group Trust	37,519	823
*	Ryman Hospitality Properties Inc.	9,325	822
	LXP Industrial Trust	50,947	788
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	16,571	784
	Agree Realty Corp.	12,185	782
	National Storage Affiliates Trust	13,111	764
	Hudson Pacific Properties Inc.	28,533	753
*	Howard Hughes Corp.	7,698	736
	Healthcare Realty Trust Inc.	27,288	712
	Outfront Media Inc.	25,732	687
	Physicians Realty Trust	41,867	681

16

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	EPR Properties	13,398	667
	JBG SMITH Properties	24,534	655
	PotlatchDeltic Corp.	11,808	648
*	DigitalBridge Group Inc.	85,210	618
	Pebblebrook Hotel Trust	27,005	608
	Broadstone Net Lease Inc.	28,006	607
	PS Business Parks Inc.	3,806	606
	Corporate Office Properties Trust	21,126	554
	Macerich Co.	36,110	552
	Essential Properties Realty Trust Inc.	21,742	550
*	Cushman & Wakefield plc	24,615	540
*	Equity Commonwealth	20,133	535
*	Realogy Holdings Corp.	27,437	499
	National Health Investors Inc.	8,620	459
	Newmark Group Inc. Class A	25,536	451
	St. Joe Co.	8,111	438
*	DiamondRock Hospitality Co.	44,179	422
	Kennedy-Wilson Holdings Inc.	18,128	401
	SITE Centers Corp.	25,335	394
	Uniti Group Inc.	30,198	392
*	Opendoor Technologies Inc.	43,456	363
*	Sunstone Hotel Investors Inc.	33,826	358
	Brandywine Realty Trust	26,793	357
	Urban Edge Properties	18,912	345
	Retail Opportunity Investments Corp.	18,613	338
	Piedmont Office Realty Trust Inc. Class A	19,771	337
*	Xenia Hotels & Resorts Inc.	18,118	336
	Paramount Group Inc.	29,704	332
	RLJ Lodging Trust	23,572	330
	Four Corners Property Trust Inc.	12,074	318
	Washington REIT	13,566	317
	Acadia Realty Trust	13,718	294
	American Assets Trust Inc.	8,028	293
	CareTrust REIT Inc.	15,212	266
	Alexander & Baldwin Inc.	11,799	265
	Tanger Factory Outlet Centers Inc.	15,800	264
*	Veris Residential Inc.	14,614	247
*	Zillow Group Inc. Class A	4,310	247
	Empire State Realty Trust Inc. Class A	24,900	236
	Global Net Lease Inc.	15,142	215
*	Marcus & Millichap Inc.	4,157	207
	Centerspace	2,189	206
	Getty Realty Corp.	7,026	194
		Shares	Market Value• ($000)
*	Apartment Investment & Management Co. Class A	26,700	191
	LTC Properties Inc.	5,353	181
	RPT Realty	12,723	165
*	Redfin Corp.	6,431	139
*	Summit Hotel Properties Inc.	13,224	131
	Universal Health Realty Income Trust	1,699	97
	Saul Centers Inc.	1,584	73
			237,010
Technology (32.5%)
	Apple Inc.	2,617,516	432,203
	Microsoft Corp.	1,277,972	381,845
*	Alphabet Inc. Class C	54,338	146,594
*	Alphabet Inc. Class A	44,243	119,507
	NVIDIA Corp.	405,794	98,953
*	Meta Platforms Inc. Class A	401,460	84,720
	Broadcom Inc.	67,552	39,683
*	Adobe Inc.	81,027	37,895
*	Advanced Micro Devices Inc.	277,470	34,223
*	salesforce.com Inc.	159,793	33,641
	QUALCOMM Inc.	191,249	32,893
	Intel Corp.	684,827	32,666
	Texas Instruments Inc.	156,049	26,527
	Intuit Inc.	44,823	21,263
	Oracle Corp.	279,703	21,249
	Applied Materials Inc.	152,987	20,531
*	ServiceNow Inc.	33,702	19,545
	Micron Technology Inc.	189,508	16,840
	Analog Devices Inc.	90,849	14,562
	Lam Research Corp.	23,810	13,366
*	Palo Alto Networks Inc.	16,083	9,557
	Marvell Technology Inc.	138,283	9,449
*	Snowflake Inc. Class A	34,225	9,092
	KLA Corp.	25,553	8,905
	NXP Semiconductors NV	44,812	8,520
*	Autodesk Inc.	37,613	8,284
*	Synopsys Inc.	25,567	7,987
*	Fortinet Inc.	22,635	7,798
	Cognizant Technology Solutions Corp. Class A	89,122	7,676
*	Workday Inc. Class A	31,983	7,326
*	Atlassian Corp. plc Class A	23,671	7,237
*	Cadence Design Systems Inc.	46,273	7,007
*	Crowdstrike Holdings Inc. Class A	35,628	6,955
*	Datadog Inc. Class A	42,840	6,902
	HP Inc.	195,054	6,702
	Microchip Technology Inc.	92,267	6,489
*	Cloudflare Inc. Class A	47,625	5,545
*	Twilio Inc. Class A	30,001	5,244
*	Twitter Inc.	138,891	4,938

17

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Zoom Video Communications Inc. Class A	34,783	4,612
*	ON Semiconductor Corp.	71,777	4,494
	VMware Inc. Class A	37,541	4,404
*	MongoDB Inc.	11,381	4,347
*	HubSpot Inc.	7,888	4,141
*	Okta Inc.	21,977	4,018
	CDW Corp.	22,853	3,941
	Skyworks Solutions Inc.	27,927	3,859
*	Gartner Inc.	13,575	3,807
*	DocuSign Inc.	30,144	3,570
	Monolithic Power Systems Inc.	7,764	3,561
*	VeriSign Inc.	16,513	3,529
	Hewlett Packard Enterprise Co.	218,581	3,480
	Seagate Technology Holdings plc	32,448	3,347
*	Splunk Inc.	28,153	3,325
*	Zscaler Inc.	13,723	3,282
	Teradyne Inc.	27,543	3,248
*	Unity Software Inc.	28,870	3,073
	Entegris Inc.	22,513	2,938
*	Akamai Technologies Inc.	27,116	2,936
*	Paycom Software Inc.	8,636	2,929
	NetApp Inc.	37,297	2,923
*	Tyler Technologies Inc.	6,784	2,905
*	DoorDash Inc. Class A	27,235	2,858
	SS&C Technologies Holdings Inc.	37,928	2,844
	NortonLifeLock Inc.	93,171	2,700
*	Western Digital Corp.	52,851	2,692
*	Qorvo Inc.	18,714	2,560
*	Nuance Communications Inc.	46,026	2,555
*	Check Point Software Technologies Ltd.	17,437	2,526
*	Zendesk Inc.	21,118	2,464
*	GoDaddy Inc. Class A	28,700	2,394
*	Dell Technologies Inc. Class C	45,818	2,335
*	Pinterest Inc. Class A	84,189	2,252
*	Wolfspeed Inc.	21,868	2,246
	Citrix Systems Inc.	21,131	2,166
*	F5 Inc.	10,135	2,036
*	PTC Inc.	17,935	1,996
*	RingCentral Inc. Class A	15,103	1,976
*	Globant SA	6,920	1,896
*	EPAM Systems Inc.	9,121	1,895
*	Aspen Technology Inc.	11,434	1,743
	Amdocs Ltd.	21,573	1,698
*	Ceridian HCM Holding Inc.	22,526	1,642
*	Avalara Inc.	15,784	1,640
*	Dynatrace Inc.	34,207	1,520
*	Elastic NV	17,328	1,502
		Shares	Market Value• ($000)
*	DXC Technology Co.	43,924	1,495
*	Synaptics Inc.	6,472	1,478
*	Black Knight Inc.	26,111	1,467
*	Lattice Semiconductor Corp.	23,154	1,450
*	Manhattan Associates Inc.	10,775	1,440
*	Arrow Electronics Inc.	11,612	1,415
*	Smartsheet Inc. Class A	26,541	1,411
	Concentrix Corp.	7,000	1,399
*	Five9 Inc.	12,145	1,336
*	Anaplan Inc.	27,983	1,326
*	Flex Ltd.	78,941	1,302
*	Guidewire Software Inc.	14,438	1,273
*	Coupa Software Inc.	9,989	1,209
*	Pure Storage Inc. Class A	46,602	1,209
*	Varonis Systems Inc.	27,432	1,196
*	Dropbox Inc. Class A	51,232	1,162
*	Clarivate plc	76,841	1,151
	Universal Display Corp.	7,344	1,138
*	CyberArk Software Ltd.	6,685	1,137
	Azenta Inc.	12,637	1,106
*	Silicon Laboratories Inc.	6,627	1,019
*	Rapid7 Inc.	9,707	1,004
*	Nutanix Inc. Class A	36,339	970
	CDK Global Inc.	21,303	966
	Power Integrations Inc.	10,662	960
*	Teradata Corp.	19,132	956
*	MicroStrategy Inc. Class A	2,099	930
*	Ambarella Inc.	6,587	920
*	Change Healthcare Inc.	42,826	917
	CMC Materials Inc.	4,922	913
*	Tenable Holdings Inc.	16,458	911
	National Instruments Corp.	22,569	906
*	Upwork Inc.	34,690	877
*	NCR Corp.	21,388	867
*	Rogers Corp.	3,145	859
*	Cargurus Inc. Class A	17,587	852
*	Novanta Inc.	6,166	842
*	Mimecast Ltd.	10,479	833
*	Cirrus Logic Inc.	9,577	832
*	Mandiant Corp.	41,712	826
*	Q2 Holdings Inc.	12,406	807
	Dolby Laboratories Inc. Class A	10,738	806
*	Semtech Corp.	11,559	802
*	SPS Commerce Inc.	6,142	798
*	Workiva Inc. Class A	7,468	786
*	Alteryx Inc. Class A	12,421	774
*	Ziff Davis Inc.	7,688	773
*	MaxLinear Inc. Class A	12,561	771
	Avnet Inc.	18,038	759
	TD SYNNEX Corp.	7,327	746
*	Yandex NV Class A	54,882	736
*	Onto Innovation Inc.	8,503	733
*	Envestnet Inc.	9,749	729

18

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Vertiv Holdings Co. Class A	54,991	716
*	Blackline Inc.	9,453	712
*	Qualys Inc.	5,677	711
*	Diodes Inc.	7,782	697
*	3D Systems Corp.	38,251	682
*	Stratasys Ltd.	27,076	679
*	Sailpoint Technologies Holdings Inc.	16,107	666
*	Fabrinet	6,270	628
	Pegasystems Inc.	7,180	626
*	Insight Enterprises Inc.	5,946	618
*	Box Inc. Class A	24,036	616
*	New Relic Inc.	9,196	609
*	Wix.com Ltd.	6,519	597
	Advanced Energy Industries Inc.	6,897	592
*	LiveRamp Holdings Inc.	13,648	589
*	Perficient Inc.	5,774	588
*	FormFactor Inc.	14,157	573
*	Alarm.com Holdings Inc.	8,609	567
*	JFrog Ltd.	22,700	562
	Kulicke & Soffa Industries Inc.	10,286	537
*	Altair Engineering Inc. Class A	8,051	535
*	MACOM Technology Solutions Holdings Inc.	8,877	534
	Xerox Holdings Corp.	26,906	530
*	Blackbaud Inc.	8,378	524
*	Verint Systems Inc.	10,207	513
*	Dun & Bradstreet Holdings Inc.	27,531	511
	Switch Inc. Class A	18,154	472
*	Rambus Inc.	17,344	468
*	CommVault Systems Inc.	7,404	466
*	Cerence Inc.	11,856	428
*	Yext Inc.	56,347	418
*	Covetrus Inc.	23,108	410
*	Plexus Corp.	4,902	399
*	Bottomline Technologies DE Inc.	7,008	397
	Vishay Intertechnology Inc.	20,679	397
	Shutterstock Inc.	4,358	395
*	Digital Turbine Inc.	7,853	381
*	Yelp Inc. Class A	11,081	376
*	Momentive Global Inc.	23,874	375
*	Sanmina Corp.	9,254	368
*	Allscripts Healthcare Solutions Inc.	18,568	361
	Amkor Technology Inc.	15,624	354
*	Jamf Holding Corp.	10,200	349
*	PROS Holdings Inc.	10,668	339
*	NetScout Systems Inc.	10,673	332
*	Appfolio Inc. Class A	2,900	328
	McAfee Corp. Class A	12,400	322
		Shares	Market Value• ($000)
	CSG Systems International Inc.	5,101	315
*	Asana Inc. Class A	5,756	315
	Progress Software Corp.	7,066	312
	Ebix Inc.	9,771	288
	Xperi Holding Corp.	16,300	282
*	Avaya Holdings Corp.	19,691	271
	CTS Corp.	6,638	252
*	TTM Technologies Inc.	18,806	236
*	Monday.com Ltd.	1,400	222
*	Allegro MicroSystems Inc.	6,800	195
*	Sprout Social Inc. Class A	2,839	185
	Benchmark Electronics Inc.	4,445	116
*	Consensus Cloud Solutions Inc.	2,007	112
*	Fastly Inc. Class A	5,834	109
*	ScanSource Inc.	3,196	101
*	N-able Inc.	7,337	85
*	Fiverr International Ltd.	953	75
	SolarWinds Corp.	4,438	60
*	Bumble Inc. Class A	2,209	57
*	Appian Corp.	643	39
*	Global-e Online Ltd.	571	22
			1,986,900
Telecommunications (3.3%)
	Cisco Systems Inc.	716,405	39,954
	Verizon Communications Inc.	701,200	37,633
	Comcast Corp. Class A	773,812	36,183
	AT&T Inc.	1,221,286	28,932
*	Charter Communications Inc. Class A	21,151	12,728
*	T-Mobile US Inc.	100,080	12,331
	Motorola Solutions Inc.	28,322	6,243
*	Arista Networks Inc.	40,856	5,014
*	Roku Inc.	18,003	2,512
	Lumen Technologies Inc.	183,642	1,903
	Juniper Networks Inc.	55,301	1,869
*	Ciena Corp.	26,053	1,783
*	DISH Network Corp. Class A	43,455	1,389
*	Liberty Global plc Class A	52,074	1,342
	Cable One Inc.	916	1,312
*	Lumentum Holdings Inc.	12,260	1,212
*	Liberty Global plc Class C	34,008	880
*	Iridium Communications Inc.	21,911	867
*	Vonage Holdings Corp.	40,672	826
*	Viavi Solutions Inc.	43,314	710
*	Viasat Inc.	11,784	538
*	Calix Inc.	8,824	480
	Cogent Communications Holdings Inc.	7,426	471
*	8x8 Inc.	32,856	426
*	CommScope Holding Co. Inc.	44,331	423

19

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Plantronics Inc.	14,130	398
	InterDigital Inc.	4,955	319
*	Liberty Latin America Ltd. Class C	26,571	268
	Telephone & Data Systems Inc.	14,769	256
	Ubiquiti Inc.	1,000	254
	Shenandoah Telecommunications Co.	7,600	170
*	Altice USA Inc. Class A	13,770	159
*	NETGEAR Inc.	5,364	143
*	EchoStar Corp. Class A	4,800	117
*	United States Cellular Corp.	1,921	53
	ATN International Inc.	1,400	47
*	Liberty Latin America Ltd. Class A	4,549	46
			200,191
Utilities (1.2%)
	Waste Management Inc.	71,536	10,330
	Sempra Energy	54,124	7,806
	Consolidated Edison Inc.	59,768	5,126
	American Water Works Co. Inc.	30,675	4,635
	Republic Services Inc.	35,638	4,287
	Edison International	63,273	4,013
	PPL Corp.	127,131	3,327
	CMS Energy Corp.	47,796	3,059
	CenterPoint Energy Inc.	98,962	2,707
	AES Corp.	114,758	2,436
	Alliant Energy Corp.	41,259	2,409
	Atmos Energy Corp.	21,308	2,340
	NiSource Inc.	65,275	1,888
	Essential Utilities Inc.	37,405	1,762
	UGI Corp.	34,131	1,312
	OGE Energy Corp.	33,760	1,268
*	Stericycle Inc.	16,448	960
	IDACORP Inc.	8,367	870
*	Evoqua Water Technologies Corp.	19,918	850
	Portland General Electric Co.	16,703	848
*	Clean Harbors Inc.	8,811	841
	ONE Gas Inc.	10,044	835
	New Jersey Resources Corp.	18,662	814
	Hawaiian Electric Industries Inc.	19,427	796
	Southwest Gas Holdings Inc.	10,726	761
*	Casella Waste Systems Inc. Class A	9,049	682
	Spire Inc.	9,826	659
		Shares	Market Value• ($000)
	Ormat Technologies Inc.	9,101	649
	American States Water Co.	7,053	594
*	Sunrun Inc.	21,673	591
	Clearway Energy Inc. Class C	16,581	554
	California Water Service Group	9,719	553
	Avista Corp.	12,337	551
	South Jersey Industries Inc.	15,841	537
	NorthWestern Corp.	8,649	523
	MGE Energy Inc.	5,876	423
	Avangrid Inc.	8,663	389
	Atlantica Sustainable Infrastructure plc	10,147	342
	SJW Group	4,368	285
	Northwest Natural Holding Co.	5,200	270
*	US Ecology Inc.	3,988	189
*	Harsco Corp.	13,234	158
	Clearway Energy Inc. Class A	2,969	91
			74,320
Total Common Stocks (Cost $5,352,450)			6,104,471
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 0.138% (Cost $13,002)	130,038	13,002
Total Investments (100.0%) (Cost $5,365,452)			6,117,473
Other Assets and Liabilities—Net (0.0%)			2,262
Net Assets (100%)			6,119,735
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,013,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $3,162,000 was received for securities on loan, of which $3,161,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

20

ESG U.S. Stock ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	69	15,070	(777)
See accompanying Notes, which are an integral part of the Financial Statements.
21

ESG U.S. Stock ETF
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,352,450)	6,104,471
Affiliated Issuers (Cost $13,002)	13,002
Total Investments in Securities	6,117,473
Investment in Vanguard	208
Cash	98
Cash Collateral Pledged—Futures Contracts	693
Receivables for Accrued Income	4,779
Receivables for Capital Shares Issued	30
Total Assets	6,123,281
Liabilities
Payables for Investment Securities Purchased	151
Collateral for Securities on Loan	3,162
Payables to Vanguard	195
Variation Margin Payable—Futures Contracts	38
Total Liabilities	3,546
Net Assets	6,119,735
At February 28, 2022, net assets consisted of:

Paid-in Capital	5,403,677
Total Distributable Earnings (Loss)	716,058
Net Assets	6,119,735

Net Assets
Applicable to 77,675,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,119,735
Net Asset Value Per Share	$78.79
See accompanying Notes, which are an integral part of the Financial Statements.
22

ESG U.S. Stock ETF
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends [1]	33,068
Interest [2]	4
Securities Lending—Net	67
Total Income	33,139
Expenses
The Vanguard Group—Note B
Investment Advisory Services	297
Management and Administrative	2,131
Marketing and Distribution	112
Custodian Fees	22
Shareholders’ Reports	51
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	2,623
Net Investment Income	30,516
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(5,776)
Futures Contracts	871
Realized Net Gain (Loss)	(4,905)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(427,644)
Futures Contracts	(1,312)
Change in Unrealized Appreciation (Depreciation)	(428,956)
Net Increase (Decrease) in Net Assets Resulting from Operations	(403,345)
1	Dividends are net of foreign withholding taxes of $8,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,000, ($2,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $34,324,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
23

ESG U.S. Stock ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	30,516	41,668
Realized Net Gain (Loss)	(4,905)	214,169
Change in Unrealized Appreciation (Depreciation)	(428,956)	783,171
Net Increase (Decrease) in Net Assets Resulting from Operations	(403,345)	1,039,008
Distributions
Total Distributions	(33,681)	(34,446)
Capital Share Transactions
Issued	1,402,645	2,829,322
Issued in Lieu of Cash Distributions	—	—
Redeemed	(105,284)	(548,827)
Net Increase (Decrease) from Capital Share Transactions	1,297,361	2,280,495
Total Increase (Decrease)	860,335	3,285,057
Net Assets
Beginning of Period	5,259,400	1,974,343
End of Period	6,119,735	5,259,400
See accompanying Notes, which are an integral part of the Financial Statements.
24

ESG U.S. Stock ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,		September 18, 2018[1] to August 31, 2019
		2021	2020
Net Asset Value, Beginning of Period	$84.42	$64.47	$51.25	$50.00
Investment Operations
Net Investment Income[2]	.435	.873	.846	.792
Net Realized and Unrealized Gain (Loss) on Investments	(5.566)	19.844	13.146	.868
Total from Investment Operations	(5.131)	20.717	13.992	1.660
Distributions
Dividends from Net Investment Income	(.499)	(.767)	(.772)	(.410)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.499)	(.767)	(.772)	(.410)
Net Asset Value, End of Period	$78.79	$84.42	$64.47	$51.25
Total Return	-6.11%	32.41%	27.60%	3.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,120	$5,259	$1,974	$595
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.12%	0.12% [3]
Ratio of Net Investment Income to Average Net Assets	1.05%	1.18%	1.54%	1.67% [3]
Portfolio Turnover Rate[4]	3%	6%	6%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
25

ESG U.S. Stock ETF
Notes to Financial Statements
Vanguard ESG U.S. Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
26

ESG U.S. Stock ETF
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
27

ESG U.S. Stock ETF
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $208,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
28

ESG U.S. Stock ETF
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,103,734	736	1	6,104,471
Temporary Cash Investments	13,002	—	—	13,002
Total	6,116,736	736	1	6,117,473

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	777	—	—	777
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,368,104
Gross Unrealized Appreciation	1,066,343
Gross Unrealized Depreciation	(317,751)
Net Unrealized Appreciation (Depreciation)	748,592
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $36,022,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2022, the fund purchased $1,559,220,000 of investment securities and sold $264,342,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,357,484,000 and $102,499,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $49,749,000 and sales were $25,099,000, resulting in net realized loss of $1,706,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
29

ESG U.S. Stock ETF
F.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	Shares (000)	Shares (000)
Issued	16,625	39,175
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,250)	(7,500)
Net Increase (Decrease) in Shares Outstanding	15,375	31,675
G.  Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
30

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q43932 042022

Semiannual Report  |  February 28, 2022
Vanguard ESG International Stock ETF

Contents
About Your Fund's Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2022
ESG International Stock ETF	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$ 909.40	$0.57
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.20	0.60
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.12%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

ESG International Stock ETF
Fund Allocation
As of February 28, 2022

Japan	16.7%
China	9.6
United Kingdom	8.4
Canada	7.4
Switzerland	6.6
Taiwan	6.4
Australia	4.9
Germany	4.7
France	4.1
South Korea	3.9
India	3.6
Netherlands	3.2
Sweden	2.3
Hong Kong	2.0
Denmark	1.7
Brazil	1.4
Italy	1.3
South Africa	1.2
Spain	1.0
Other	9.6
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

ESG International Stock ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.6%)
Australia (4.9%)
Commonwealth Bank of Australia	244,708	16,602
CSL Ltd.	69,852	13,281
National Australia Bank Ltd.	465,975	9,787
Westpac Banking Corp.	510,998	8,445
Australia & New Zealand Banking Group Ltd.	397,619	7,528
Macquarie Group Ltd.	48,329	6,360
Wesfarmers Ltd.	152,198	5,338
Goodman Group	290,758	4,704
Transurban Group	441,992	4,082
Fortescue Metals Group Ltd.	241,034	3,211
James Hardie Industries plc	79,783	2,605
Amcor plc	215,013	2,475
Newcrest Mining Ltd.	132,522	2,458
Sonic Healthcare Ltd.	87,252	2,226
ASX Ltd.	36,524	2,194
Scentre Group	945,896	2,101
QBE Insurance Group Ltd.	249,779	2,084
Cochlear Ltd.	12,480	2,037
Telstra Corp. Ltd.	671,562	1,930
Brambles Ltd.	267,744	1,928
Dexus	235,763	1,866
Computershare Ltd.	116,727	1,844
Suncorp Group Ltd.	226,307	1,760
Ramsay Health Care Ltd.	35,310	1,647
GPT Group	454,057	1,620
Stockland	518,163	1,568
Mirvac Group	786,063	1,466
SEEK Ltd.	74,575	1,456
BlueScope Steel Ltd.	97,943	1,450
Insurance Australia Group Ltd.	432,466	1,444
Northern Star Resources Ltd.	192,351	1,434
Medibank Pvt Ltd.	593,510	1,369
		Shares	Market Value• ($000)
	OZ Minerals Ltd.	66,841	1,249
*	Xero Ltd.	17,504	1,204
	Bank of Queensland Ltd.	205,518	1,196
*	Lynas Rare Earths Ltd.	146,713	1,111
	Lendlease Corp. Ltd.	135,977	1,049
	Vicinity Centres	798,056	1,039
	Incitec Pivot Ltd.	416,535	935
	Charter Hall Group	71,629	876
	Alumina Ltd.	591,938	855
	Orica Ltd.	78,097	833
	Orora Ltd.	307,276	832
	Evolution Mining Ltd.	259,493	802
	IGO Ltd.	96,510	774
	Mineral Resources Ltd.	20,962	699
	JB Hi-Fi Ltd.	19,110	687
*	Pilbara Minerals Ltd.	340,739	684
	ALS Ltd.	75,676	656
	Bendigo & Adelaide Bank Ltd.	93,789	655
	Atlas Arteria Ltd.	133,861	637
	IDP Education Ltd.	32,413	627
*	NEXTDC Ltd.	78,598	615
	Domino's Pizza Enterprises Ltd.	10,489	606
	Downer EDI Ltd.	163,165	601
	Steadfast Group Ltd.	163,940	549
	Challenger Ltd.	104,825	516
	Metcash Ltd.	165,198	496
	GDI Property Group	583,571	445
	United Malt Grp Ltd.	130,632	401
	nib holdings Ltd.	80,923	382
	Super Retail Group Ltd.	45,863	369
	Credit Corp. Group Ltd.	15,994	357
	Perpetual Ltd.	13,796	353
	REA Group Ltd.	3,577	345
*	AMP Ltd.	486,748	335
	Domain Holdings Australia Ltd.	114,553	333
	Reece Ltd.	23,338	330
	Data#3 Ltd.	79,259	312
	Eagers Automotive Ltd.	30,261	311
	National Storage REIT	158,382	298
4

ESG International Stock ETF
		Shares	Market Value• ($000)
	AddLife AB Class B	12,688	289
	Aurizon Holdings Ltd.	101,718	259
	Breville Group Ltd.	12,982	257
	WiseTech Global Ltd.	8,017	257
	carsales.com Ltd.	15,881	240
	Centuria Capital Group	111,358	235
	Altium Ltd.	9,910	234
	InvoCare Ltd.	24,245	228
*	Chalice Mining Ltd.	41,530	226
	Iluka Resources Ltd.	22,839	180
	Ansell Ltd.	9,500	178
*	Syrah Resources Ltd.	167,282	174
	Champion Iron Ltd.	35,065	165
*	Aurelia Metals Ltd.	498,016	163
*	West African Resources Ltd.	201,913	161
	HUB24 Ltd.	7,789	160
*	Qantas Airways Ltd.	42,527	158
	Reliance Worldwide Corp. Ltd.	46,940	158
	Qube Holdings Ltd.	71,968	156
	Nine Entertainment Co. Holdings Ltd.	74,037	150
	Boral Ltd.	54,758	145
	Cleanaway Waste Management Ltd.	69,633	141
*	ioneer Ltd.	350,386	135
	Ramelius Resources Ltd.	109,506	121
*	Flight Centre Travel Group Ltd.	9,113	117
	Insignia Financial Ltd.	40,515	113
	Harvey Norman Holdings Ltd.	29,036	111
	Shopping Centres Australasia Property Group	52,856	111
	Link Administration Holdings Ltd.	28,529	110
*	Uniti Group Ltd.	45,815	110
*	Corporate Travel Management Ltd.	6,734	107
	Nickel Mines Ltd.	95,314	107
	ARB Corp. Ltd.	3,342	102
	CSR Ltd.	24,170	101
*,1	Zip Co. Ltd.	60,175	101
	Healius Ltd.	31,342	98
	Sims Ltd.	7,140	95
*	Perseus Mining Ltd.	66,708	88
	TPG Telecom Ltd.	21,539	88
*	Bellevue Gold Ltd.	123,881	86
	Premier Investments Ltd.	4,095	83
	Pro Medicus Ltd.	2,399	82
	CIMIC Group Ltd.	5,063	81
*	Webjet Ltd.	19,517	76
	Sandfire Resources Ltd.	15,246	75
*	De Grey Mining Ltd.	88,500	73
		Shares	Market Value• ($000)
*	Megaport Ltd.	6,994	70
*,2	Life360 Inc.	18,422	70
	Bapcor Ltd.	14,467	68
	Adbri Ltd.	27,646	67
	Ingenia Communities Group	18,150	67
	Arena REIT	18,438	66
	GrainCorp Ltd. Class A	10,221	63
*	Redbubble Ltd.	46,071	62
	Elders Ltd.	7,156	60
	AUB Group Ltd.	3,556	56
	Gold Road Resources Ltd.	48,819	54
	Genworth Mortgage Insurance Australia Ltd.	24,057	52
*	Eclipx Group Ltd.	30,424	51
*	Mayne Pharma Group Ltd.	298,792	50
	Aventus Group	18,495	49
	MyState Ltd.	13,978	49
*	Australian Strategic Materials Ltd.	8,162	49
	Monadelphous Group Ltd.	5,827	48
*	Nuix Ltd.	51,812	48
	Collins Foods Ltd.	5,870	47
	Netwealth Group Ltd.	4,523	46
	Lovisa Holdings Ltd.	3,122	46
	Costa Group Holdings Ltd.	22,436	44
	Blackmores Ltd.	715	43
	Clinuvel Pharmaceuticals Ltd.	2,896	43
	Regis Resources Ltd.	30,025	43
	Pendal Group Ltd.	12,652	43
*	G8 Education Ltd.	46,012	42
*	oOh!media Ltd.	34,176	42
	Nufarm Ltd.	10,332	41
*	Temple & Webster Group Ltd.	8,273	41
	Cromwell Property Group	61,810	40
	St. Barbara Ltd.	41,818	40
	Abacus Property Group	15,527	40
	NRW Holdings Ltd.	25,309	40
	Codan Ltd.	7,258	39
	Accent Group Ltd.	27,592	38
	Pinnacle Investment Management Group Ltd.	4,886	37
	IRESS Ltd.	4,726	36
	Kelsian Group Ltd.	6,017	32
*	Western Areas Ltd.	11,417	29
*	Nanosonics Ltd.	9,467	29
*	EML Payments Ltd.	16,303	29
*	Seven West Media Ltd.	62,345	28
*	Mesoblast Ltd.	34,468	28

5

ESG International Stock ETF
		Shares	Market Value• ($000)
	Bega Cheese Ltd.	8,184	28
	GUD Holdings Ltd.	3,226	27
*	PolyNovo Ltd.	36,969	27
	Lifestyle Communities Ltd.	2,146	27
	Westgold Resources Ltd.	15,645	26
	Select Harvests Ltd.	6,347	25
	Perenti Global Ltd.	44,483	25
	Technology One Ltd.	3,371	24
	Hansen Technologies Ltd.	6,467	23
*	EVENT Hospitality & Entertainment Ltd.	2,209	23
	Virtus Health Ltd.	4,070	22
	IPH Ltd.	3,562	22
*	Omni Bridgeway Ltd.	9,325	22
	Australian Finance Group Ltd.	13,403	22
*	City Chic Collective Ltd.	7,253	21
*	Australian Agricultural Co. Ltd.	16,440	20
*	Tyro Payments Ltd.	17,724	20
	Vita Group Ltd.	87,934	19
	Emeco Holdings Ltd.	28,238	19
	Platinum Asset Management Ltd.	11,273	19
*	Andromeda Metals Ltd.	141,867	19
	Australian Ethical Investment Ltd.	3,651	19
	Southern Cross Media Group Ltd.	14,219	18
*	Audinate Group Ltd.	3,334	18
	Baby Bunting Group Ltd.	4,663	16
*	Nearmap Ltd.	17,505	15
	Sigma Healthcare Ltd.	41,235	15
	Growthpoint Properties Australia Ltd.	4,631	14
	BWX Ltd.	7,540	13
*	Starpharma Holdings Ltd. Class A	19,552	12
	GWA Group Ltd.	7,421	12
	SG Fleet Group Ltd.	6,490	12
*	Superloop Ltd.	18,891	12
	Jupiter Mines Ltd.	74,019	12
	Integral Diagnostics Ltd.	4,784	12
	Humm Group Ltd.	18,121	12
	Bravura Solutions Ltd.	8,726	11
*	Telix Pharmaceuticals Ltd.	2,785	10
	Mount Gibson Iron Ltd.	22,959	9
	MACA Ltd.	15,474	9
*	AMA Group Ltd.	35,873	9
	Infomedia Ltd.	8,559	9
	Navigator Global Investments Ltd.	7,694	8
*	Bubs Australia Ltd.	24,806	8
		Shares	Market Value• ($000)
*	Paradigm Biopharmaceuticals Ltd.	10,110	8
*	Myer Holdings Ltd.	20,551	6
	McMillan Shakespeare Ltd.	588	5
	Pact Group Holdings Ltd.	2,475	5
	Service Stream Ltd.	5,780	4
*	Falcon Metals Ltd.	12,750	4
*	Integral Diagnostics Ltd.	617	2
			155,243
Austria (0.2%)
	Erste Group Bank AG	58,649	2,085
	Verbund AG	10,327	1,245
*,2	BAWAG Group AG	14,386	777
	Raiffeisen Bank International AG	40,270	656
	Wienerberger AG	13,670	409
*,3	IMMOFINANZ AG	8,746	225
	ANDRITZ AG	4,228	189
	CA Immobilien Anlagen AG	4,074	139
	AT&S Austria Technologie & Systemtechnik AG	1,913	105
*	Lenzing AG	778	86
	Mayr Melnhof Karton AG	437	82
*	DO & CO AG	639	63
	Oesterreichische Post AG	1,401	57
	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,829	48
	UNIQA Insurance Group AG	4,150	33
	Palfinger AG	963	29
*	Telekom Austria AG Class A	3,162	26
	EVN AG	933	26
	Strabag SE	534	22
*	Porr AG	657	9
*,1	CA Immobilien Anlagen AG Rights Exp. 3/30/22	3,557	—
			6,311
Belgium (0.6%)
	KBC Group NV	43,098	3,105
*	Argenx SE	7,983	2,311
	UCB SA	20,399	2,226
	Ageas SA/NV	34,256	1,648
	Solvay SA	13,233	1,476
	Ackermans & van Haaren NV	5,431	1,014
	Groupe Bruxelles Lambert SA	8,885	923
	Elia Group SA/NV	6,119	881
	Warehouses De Pauw CVA	20,498	806
	Aedifica SA	6,242	706
	KBC Ancora	14,486	652

6

ESG International Stock ETF
		Shares	Market Value• ($000)
	Sofina SA	1,534	596
	Cofinimmo SA	4,317	564
	Proximus SADP	25,171	500
	Xior Student Housing NV	6,903	375
	Etablissements Franz Colruyt NV	6,024	241
	D'ieteren Group	1,457	235
	Montea NV	1,034	129
	Euronav NV	11,403	127
	Melexis NV	1,313	120
	Befimmo SA	2,034	108
	VGP NV	410	105
*	AGFA-Gevaert NV	25,005	101
	Barco NV	4,253	97
	Bekaert SA	1,577	69
	Telenet Group Holding NV	1,974	69
	Retail Estates NV	838	67
	Fagron	3,571	62
	Shurgard Self Storage SA	1,007	58
	Gimv NV	870	52
	Wereldhave Belgium Comm VA	768	51
	Econocom Group SA/NV	11,140	45
*	bpost SA	5,723	39
	Orange Belgium SA	1,695	37
*	Kinepolis Group NV	550	35
*	Ontex Group NV	4,403	31
	Cie d'Entreprises CFE	216	29
*	Tessenderlo Group SA	292	11
*	Mithra Pharmaceuticals SA	173	3
			19,704
Brazil (1.4%)
	UBS Group AG (Registered)	447,962	8,241
*	Itau Unibanco Holding SA Preference Shares	538,078	2,642
	Banco Bradesco SA Preference Shares	640,224	2,508
	B3 SA - Brasil Bolsa Balcao	831,430	2,339
[2]	Hapvida Participacoes e Investimentos SA	547,274	1,281
	Itausa SA Preference Shares	590,765	1,144
	WEG SA	197,662	1,120
	Suzano SA	93,025	1,003
	Localiza Rent a Car SA	77,321	861
	Banco do Brasil SA	109,204	738
	Equatorial Energia SA	147,576	730
	Gerdau SA Preference Shares	140,800	698
*	Itau Unibanco Holding SA	161,000	676
	Raia Drogasil SA	149,320	676
*	Natura & Co. Holding SA	140,787	628
		Shares	Market Value• ($000)
	Lojas Renner SA	124,942	618
[2]	Rede D'Or Sao Luiz SA	61,097	602
*	Banco BTG Pactual SA	112,200	557
	Telefonica Brasil SA	56,400	553
*	Americanas SA	90,116	528
	Banco Bradesco SA	157,123	515
*	Magazine Luiza SA	433,716	500
*	Rumo SA	163,079	489
*	BRF SA	149,580	472
	BB Seguridade Participacoes SA	99,500	439
	TOTVS SA	64,388	413
	Klabin SA	91,200	410
	Alupar Investimento SA	81,400	406
	Cia Siderurgica Nacional SA	80,834	398
	Transmissora Alianca de Energia Eletrica SA	48,000	368
*	Sul America SA	53,090	362
	Sendas Distribuidora SA	133,700	348
	Energisa SA	35,800	305
	CCR SA	130,658	297
*	TIM SA	110,500	293
	EDP - Energias do Brasil SA	71,400	287
	Neoenergia SA	91,200	284
*	Cia de Saneamento Basico do Estado de Sao Paulo	35,130	282
*	Cia de Locacao das Americas	56,600	276
*	Gol Linhas Aereas Inteligentes SA Preference Shares	76,579	250
*	BR Malls Participacoes SA	137,700	250
*	Hypera SA	38,600	250
	Sao Martinho SA	31,500	244
	Cia Energetica de Minas Gerais	75,049	243
	Banco Santander Brasil SA	39,832	236
	Marfrig Global Foods SA	48,705	211
	Braskem SA Preference Shares Class A	22,400	210
	Pet Center Comercio e Participacoes SA	62,300	210
	Cia Energetica de Minas Gerais Preference Shares	82,528	203
	Engie Brasil Energia SA	24,300	188
*	Azul SA Preference Shares	38,463	186
	CPFL Energia SA	30,200	177
	Metalurgica Gerdau SA Preference Shares	87,300	175

7

ESG International Stock ETF
		Shares	Market Value• ($000)
	Cia Paranaense de Energia Preference Shares	130,100	174
	YDUQS Participacoes SA	40,900	168
*	Marcopolo SA Preference Shares	296,900	166
*	Instituto Hermes Pardini SA	44,000	157
	Santos Brasil Participacoes SA	123,581	154
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	53,400	151
*	Banco Inter SA unit	38,100	148
	Bradespar SA Preference Shares	24,509	141
	Mahle-Metal Leve SA	26,600	138
*	M Dias Branco SA	30,700	136
	Dexco SA	50,380	134
	Porto Seguro SA	32,200	131
*	Anima Holding SA	94,213	131
*	Grupo De Moda Soma SA	50,688	127
	Omega Energia SA	60,353	127
*	CVC Brasil Operadora e Agencia de Viagens SA	51,283	123
*	Iguatemi SA	33,220	123
	LOG Commercial Properties e Participacoes SA	22,667	121
	Cia Paranaense de Energia	101,500	120
	Light SA	62,200	118
	SIMPAR SA	58,300	118
*	Camil Alimentos SA	64,100	114
*	Multiplan Empreendimentos Imobiliarios SA	26,300	112
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	57,200	111
	Cia de Saneamento de Minas Gerais-COPASA	40,200	110
	Atacadao SA	29,700	110
*	Cia de Saneamento do Parana	27,700	108
	Alpargatas SA Preference Shares	21,500	107
	Cia Energetica de Sao Paulo Preference Shares Class B	23,400	103
	Banco Pan SA Preference Shares	53,100	102
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,600	101
		Shares	Market Value• ($000)
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	34,200	100
	Lojas Quero Quero SA	64,700	100
	Unipar Carbocloro SA Preference Shares Class B	5,383	98
	JHSF Participacoes SA	92,000	98
*	Grupo SBF SA	22,200	98
	BR Properties SA	65,481	95
	AES Brasil Energia SA	42,847	95
	Cia Brasileira de Distribuicao	19,800	91
*	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	82,700	91
	Arezzo Industria e Comercio SA	5,600	88
	Fleury SA	25,100	87
*	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	10,100	86
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	17,400	82
	Usinas Siderurgicas de Minas Gerais SA Usiminas	30,700	81
*	Cogna Educacao	181,500	80
*	EcoRodovias Infraestrutura e Logistica SA	63,100	79
*	Banco Inter SA Ordinary Shares	60,255	78
	Grendene SA	45,600	74
	Aliansce Sonae Shopping Centers sa	17,300	74
*	Hidrovias do Brasil SA	121,500	71
*	BK Brasil Operacao e Assessoria a Restaurantes SA	54,706	70
	Odontoprev SA	30,100	67
*	Sequoia Logistica e Transportes SA	22,000	63
[2]	Meliuz SA	133,005	60
	Randon SA Implementos e Participacoes Preference Shares	27,400	56
[2]	Ser Educacional SA	25,900	56
*	C&A Modas Ltda.	56,600	56
	Ambipar Participacoes e Empreendimentos SA	7,800	51
	Vivara Participacoes SA	9,700	49
	Minerva SA	22,907	48
	Direcional Engenharia SA	18,900	44

8

ESG International Stock ETF
		Shares	Market Value• ($000)
	Wiz Solucoes e Corretagem de Seguros SA	31,400	44
*	Iochpe Maxion SA	16,900	43
	Qualicorp Consultoria e Corretora de Seguros SA	16,200	40
	Even Construtora e Incorporadora SA	32,600	38
	MRV Engenharia e Participacoes SA	15,100	35
	Boa Vista Servicos SA	33,200	33
*	Guararapes Confeccoes SA	13,700	32
	Bradespar SA	6,300	32
*	Tupy SA	8,800	31
*	Cia de Saneamento do Parana Preference Shares	37,400	29
	Ez Tec Empreendimentos e Participacoes SA	7,700	26
*,2	Banco Inter SA Preference Shares	16,218	21
	Construtora Tenda SA	7,000	17
*	Via SA	20,800	15
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA	8,058	5
*	Americanas SA Rights Exp. 3/3/22	1,595	2
	Iguatemi SA	20	—
			45,113
Canada (7.4%)
	Royal Bank of Canada	196,818	21,772
	Toronto-Dominion Bank	251,413	20,288
	Bank of Nova Scotia	163,416	11,842
*	Shopify Inc. Class A (XNYS)	15,748	10,933
	Canadian National Railway Co.	84,459	10,478
	Bank of Montreal	86,324	9,857
	Canadian Pacific Railway Ltd.	133,010	9,366
	Canadian Imperial Bank of Commerce	58,370	7,388
	Nutrien Ltd.	85,628	7,364
[3]	Manulife Financial Corp.	254,804	5,162
	Waste Connections Inc.	41,048	5,068
	Alimentation Couche-Tard Inc.	118,828	4,664
	Franco-Nevada Corp.	29,620	4,362
	National Bank of Canada	46,572	3,734
	Sun Life Financial Inc.	70,853	3,726
	Agnico Eagle Mines Ltd.	65,183	3,293
	Wheaton Precious Metals Corp.	74,995	3,286
	Magna International Inc.	42,122	3,130
		Shares	Market Value• ($000)
*	CGI Inc.	38,107	3,124
	Fortis Inc.	61,637	2,824
	Rogers Communications Inc. Class B	54,347	2,808
	Intact Financial Corp.	19,221	2,757
	Restaurant Brands International Inc.	49,001	2,743
	Thomson Reuters Corp.	26,665	2,696
	First Quantum Minerals Ltd.	87,844	2,576
	Dollarama Inc.	47,556	2,458
	Open Text Corp.	49,932	2,173
	Loblaw Cos. Ltd.	27,020	2,108
	Shaw Communications Inc. Class B	62,691	1,880
	Algonquin Power & Utilities Corp.	117,198	1,696
	RioCan REIT	81,503	1,615
	Canadian Apartment Properties REIT	37,856	1,576
	George Weston Ltd.	14,232	1,543
	BCE Inc.	29,308	1,539
	Metro Inc. Class A	29,219	1,525
	Toromont Industries Ltd.	17,625	1,494
	Gildan Activewear Inc.	36,110	1,418
	West Fraser Timber Co. Ltd.	14,207	1,418
*	CAE Inc.	52,511	1,405
	CCL Industries Inc. Class B	29,667	1,337
[2]	Hydro One Ltd.	51,795	1,279
	Granite REIT	17,221	1,275
	Finning International Inc.	43,043	1,252
	Empire Co. Ltd. Class A	40,368	1,250
	Lundin Mining Corp.	128,451	1,239
*	Bausch Health Cos. Inc.	51,443	1,237
	Saputo Inc.	49,118	1,204
	Ritchie Bros Auctioneers Inc.	22,620	1,186
	Northland Power Inc.	36,953	1,175
	Emera Inc.	23,214	1,086
	Kinross Gold Corp.	203,921	1,017
	Chartwell Retirement Residences	101,153	971
	Yamana Gold Inc.	188,873	928
	TELUS Corp.	34,848	880
	H&R REIT	83,996	857
	CI Financial Corp.	52,053	852
	Boardwalk REIT	18,768	836
*	Descartes Systems Group Inc.	11,453	816
	Brookfield Infrastructure Corp. Class A (XTSE)	11,454	808
*	Kinaxis Inc.	6,630	760
	Choice Properties REIT	65,180	747
	FirstService Corp.	5,215	742

9

ESG International Stock ETF
		Shares	Market Value• ($000)
	Canadian Western Bank	24,076	705
	SSR Mining Inc.	35,083	694
*	Air Canada	36,703	694
	Canadian Utilities Ltd. Class A	24,836	692
	Brookfield Renewable Corp.	17,617	660
	Element Fleet Management Corp.	66,834	656
	Atco Ltd.	19,856	652
	Laurentian Bank of Canada	17,693	594
	SmartCentres REIT	23,581	592
	TMX Group Ltd.	5,848	591
	BRP Inc.	7,942	569
*	BlackBerry Ltd.	82,705	568
*	Ivanhoe Mines Ltd. Class A	55,778	568
	First Capital REIT	38,034	545
	GFL Environmental Inc. (XTSE)	17,916	524
	Canadian Tire Corp. Ltd. Class A	3,529	520
	B2Gold Corp.	125,717	508
	Alamos Gold Inc. Class A	67,934	501
	Great-West Lifeco Inc.	16,608	500
*	Bombardier Inc. Class B	380,611	474
*	Lightspeed Commerce Inc.	17,870	470
	AltaGas Ltd.	21,245	468
	Capital Power Corp.	15,193	467
	Colliers International Group Inc.	3,300	453
	Innergex Renewable Energy Inc.	30,154	438
*,2	Nuvei Corp.	8,052	437
	iA Financial Corp. Inc.	7,270	432
	First Majestic Silver Corp.	35,489	400
*	Aritzia Inc.	9,966	379
*	IAMGOLD Corp.	128,321	377
	Primo Water Corp.	25,477	370
*	Ballard Power Systems Inc.	29,382	336
	Linamar Corp.	6,420	335
	Boyd Group Services Inc.	2,519	329
	Artis REIT	31,356	322
*	Eldorado Gold Corp.	28,302	311
*	Shopify Inc. Class A (XTSE)	445	309
	Dream Office REIT	14,680	303
*	Novagold Resources Inc.	41,492	290
	Methanex Corp.	5,237	273
	Cascades Inc.	25,363	263
	Primaris REIT	20,999	237
	ECN Capital Corp.	52,397	236
*	Pretium Resources Inc.	15,108	220
		Shares	Market Value• ($000)
	Premium Brands Holdings Corp. Class A	2,309	213
*	Canada Goose Holdings Inc.	8,077	211
	Centerra Gold Inc.	18,761	183
*	Equinox Gold Corp.	25,223	179
	NFI Group Inc.	11,061	165
	Quebecor Inc. Class B	7,347	161
	IGM Financial Inc.	3,371	120
	Osisko Gold Royalties Ltd.	9,083	112
	Hudbay Minerals Inc.	12,934	105
*	Home Capital Group Inc. Class B	3,295	100
	Boralex Inc. Class A	3,323	97
*	OceanaGold Corp.	44,664	84
	Cominar REIT	7,440	69
	Maple Leaf Foods Inc.	3,285	69
	Stella-Jones Inc.	2,122	67
*	Celestica Inc.	5,525	66
	Enghouse Systems Ltd.	1,844	60
*	Torex Gold Resources Inc.	4,656	59
	Stelco Holdings Inc.	1,927	59
*	Canfor Corp.	2,478	56
	GFL Environmental Inc.	1,931	56
	Mullen Group Ltd.	5,514	54
	Brookfield Infrastructure Corp. Class A	700	49
	Transcontinental Inc. Class A	2,624	42
	Winpak Ltd.	1,013	31
	Cogeco Communications Inc.	300	24
	Martinrea International Inc.	2,613	20
	First National Financial Corp.	384	13
			235,609
Chile (0.2%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	12,917	858
	Banco de Chile	6,986,440	741
	Sociedad Quimica y Minera de Chile SA ADR	4,927	326
	Banco Santander Chile	6,286,523	309
	Falabella SA	93,106	307
	Cia Sud Americana de Vapores SA	2,903,876	283
	Enel Americas SA	2,092,009	245
	Empresas CMPC SA	140,502	232
	Banco de Credito e Inversiones SA	5,624	201
	Cencosud SA	102,937	189
	CAP SA	15,639	181

10

ESG International Stock ETF
		Shares	Market Value• ($000)
	Inversiones Aguas Metropolitanas SA	261,548	131
*	Parque Arauco SA	127,417	127
	Salfacorp SA	307,581	108
	SONDA SA	278,933	99
	Empresa Nacional de Telecomunicaciones SA	25,073	93
	Engie Energia Chile SA	147,532	90
	Aguas Andinas SA Class A	389,042	82
	Embotelladora Andina SA Preference Shares Class B	36,365	79
	SMU SA	775,148	78
*	Itau CorpBanca Chile SA	38,914,730	76
	Colbun SA	794,450	58
	Enel Chile SA	1,759,607	58
	Inversiones La Construccion SA	13,884	56
	Cencosud Shopping SA	51,850	56
	Ripley Corp. SA	158,688	26
	Plaza SA	20,224	22
			5,111
China (9.6%)
	Tencent Holdings Ltd.	867,060	46,788
*	Alibaba Group Holding Ltd.	2,046,432	26,939
*,2	Meituan Class B	565,255	12,557
	China Construction Bank Corp. Class H	13,464,000	10,098
*	JD.com Inc. Class A	228,753	8,171
	Industrial & Commercial Bank of China Ltd. Class H	11,403,000	6,807
*	Baidu Inc. ADR	41,020	6,253
	Ping An Insurance Group Co. of China Ltd. Class H	775,000	6,009
	China Merchants Bank Co. Ltd. Class H	548,000	4,619
*	NIO Inc. ADR	185,686	4,241
	NetEase Inc.	213,615	4,132
*,2	Wuxi Biologics Cayman Inc.	494,737	4,092
*,2	Xiaomi Corp. Class B	1,990,000	3,746
	Bank of China Ltd. Class H	9,199,000	3,581
*	China Mengniu Dairy Co. Ltd.	531,120	3,454
	Li Ning Co. Ltd.	321,678	3,213
*	Pinduoduo Inc. ADR	53,737	2,787
	China Resources Land Ltd.	542,000	2,636
	Sunny Optical Technology Group Co. Ltd.	108,200	2,593
*,2	Kuaishou Technology	219,200	2,537
		Shares	Market Value• ($000)
	China Overseas Land & Investment Ltd.	822,500	2,511
	BYD Co. Ltd. Class H	77,500	2,402
	ANTA Sports Products Ltd.	156,000	2,383
	Shenzhou International Group Holdings Ltd.	131,184	2,203
	China Life Insurance Co. Ltd. Class H	1,312,000	2,173
	BYD Co. Ltd. Class A	52,252	2,103
*	Trip.com Group Ltd. ADR	78,810	2,035
*	Li Auto Inc. ADR	64,858	1,975
	CSPC Pharmaceutical Group Ltd.	1,647,280	1,953
	Contemporary Amperex Technology Co. Ltd. Class A	22,024	1,888
[2]	Longfor Group Holdings Ltd.	352,800	1,887
	Country Garden Services Holdings Co. Ltd.	307,000	1,836
	ENN Energy Holdings Ltd.	126,300	1,829
	China Conch Venture Holdings Ltd.	364,500	1,754
	Geely Automobile Holdings Ltd.	931,900	1,736
	PICC Property & Casualty Co. Ltd. Class H	1,602,000	1,691
	Xinyi Solar Holdings Ltd.	826,000	1,500
*	BeiGene Ltd.	86,500	1,402
	Sino Biopharmaceutical Ltd.	2,142,000	1,367
	China Merchants Bank Co. Ltd. Class A	163,000	1,290
	Ping An Insurance Group Co. of China Ltd. Class A	156,500	1,263
	Haier Smart Home Co. Ltd. Class A	310,300	1,259
	Agricultural Bank of China Ltd. Class A	2,658,800	1,257
	Country Garden Holdings Co. Ltd.	1,564,000	1,215
	China Longyuan Power Group Corp. Ltd. Class H	585,000	1,207
*	Kingdee International Software Group Co. Ltd.	479,000	1,184
	China National Building Material Co. Ltd. Class H	906,000	1,162
	Hengan International Group Co. Ltd.	218,500	1,159
[2]	Postal Savings Bank of China Co. Ltd. Class H	1,361,000	1,117

11

ESG International Stock ETF
		Shares	Market Value• ($000)
*	COSCO SHIPPING Holdings Co. Ltd. Class H	546,400	1,104
*,2	Innovent Biologics Inc.	227,500	1,027
	Zhongsheng Group Holdings Ltd.	139,000	971
[2]	China Tower Corp. Ltd. Class H	8,134,000	948
	Anhui Conch Cement Co. Ltd. Class H	164,000	880
	Bank of China Ltd. Class A	1,698,700	835
	China Taiping Insurance Holdings Co. Ltd.	672,200	796
[2]	China Resources Pharmaceutical Group Ltd.	1,605,500	794
	Agricultural Bank of China Ltd. Class H	2,084,000	789
*	GDS Holdings Ltd. ADR	17,458	777
	ZTO Express Cayman Inc. ADR	25,728	757
	China Gas Holdings Ltd.	473,633	749
*,2	JD Health International Inc.	99,000	739
	Great Wall Motor Co. Ltd. Class A	115,100	673
	Far East Horizon Ltd.	788,000	672
	CITIC Securities Co. Ltd. Class H	267,375	648
	China Cinda Asset Management Co. Ltd. Class H	3,582,000	647
	Sinopharm Group Co. Ltd. Class H	266,100	645
*	KE Holdings Inc. ADR	32,803	637
*	Alibaba Health Information Technology Ltd.	898,000	629
	LONGi Green Energy Technology Co. Ltd. Class A	50,380	628
*	Vipshop Holdings Ltd. ADR	70,184	608
*	Lufax Holding Ltd. ADR	88,234	571
	China Pacific Insurance Group Co. Ltd. Class H	204,200	569
	China Hongqiao Group Ltd.	403,500	565
	Fu Shou Yuan International Group Ltd.	752,000	557
	China Tourism Group Duty Free Corp. Ltd. Class A	17,200	556
	Haitong Securities Co. Ltd. Class H	637,200	548
	Industrial Bank Co. Ltd. Class A	153,700	539
		Shares	Market Value• ($000)
	China Pacific Insurance Group Co. Ltd. Class A	126,800	534
	WuXi AppTec Co. Ltd. Class A	32,064	531
[2]	Ganfeng Lithium Co. Ltd. Class H	31,000	526
	Zhuzhou CRRC Times Electric Co. Ltd.	100,300	523
	China Resources Gas Group Ltd.	110,000	505
	Kingboard Holdings Ltd.	106,000	496
	Great Wall Motor Co. Ltd. Class H	231,500	487
*	Genscript Biotech Corp.	122,000	484
	Beijing Enterprises Water Group Ltd.	1,200,000	474
*	Tencent Music Entertainment Group ADR	87,752	473
	Luxshare Precision Industry Co. Ltd. Class A	65,799	457
	Kingsoft Corp. Ltd.	121,200	453
	People's Insurance Co. Group of China Ltd. Class H	1,397,000	449
	JOYY Inc. ADR	9,631	446
	China Power International Development Ltd.	781,000	443
	Bank of Communications Co. Ltd. Class A	583,600	443
	China Vanke Co. Ltd. Class H	183,600	436
	Muyuan Foods Co. Ltd. Class A	47,112	429
	Guangdong Investment Ltd.	308,000	414
	Zhejiang Expressway Co. Ltd. Class H	450,000	406
*	Daqo New Energy Corp. ADR	8,395	403
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	7,700	401
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	272,000	376
	CITIC Securities Co. Ltd. Class A	101,010	375
	360 DigiTech Inc. ADR	19,684	369
[2]	Huatai Securities Co. Ltd. Class H	222,400	364
	Weichai Power Co. Ltd. Class A	149,000	361
	Yuexiu REIT	876,800	357
	Ping An Bank Co. Ltd. Class A	141,700	355

12

ESG International Stock ETF
		Shares	Market Value• ($000)
	CIFI Holdings Group Co. Ltd.	499,000	348
*,2	Hua Hong Semiconductor Ltd.	66,757	348
	GF Securities Co. Ltd. Class A	116,500	345
[2]	Guotai Junan Securities Co. Ltd. Class H	228,800	337
	BYD Electronic International Co. Ltd.	118,500	334
	Xtep International Holdings Ltd.	201,000	333
	China Vanke Co. Ltd. Class A	108,700	331
	Flat Glass Group Co. Ltd. Class A	42,100	330
	New China Life Insurance Co. Ltd. Class H	113,400	325
*	Huangshan Tourism Development Co. Ltd. Class B	430,900	323
	Fuyao Glass Industry Group Co. Ltd. Class A	46,000	323
*	New Oriental Education & Technology Group Inc. ADR	209,395	316
*	Yihai International Holding Ltd.	74,000	310
[2]	Haidilao International Holding Ltd.	134,000	309
	Industrial & Commercial Bank of China Ltd. Class A	416,000	308
	China Everbright Environment Group Ltd.	427,000	307
	China Merchants Port Holdings Co. Ltd.	162,000	305
*,2	China Literature Ltd.	56,200	305
	Hangzhou Tigermed Consulting Co. Ltd. Class A	18,800	305
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	5,300	305
	Guangzhou Automobile Group Co. Ltd. Class H	306,000	303
	Huaneng Power International Inc. Class A	216,500	303
	Jiangxi Copper Co. Ltd. Class H	168,000	302
*,2	3SBio Inc.	380,500	302
*	Canadian Solar Inc.	9,500	301
[2]	Hygeia Healthcare Holdings Co. Ltd.	54,945	300
[2]	WuXi AppTec Co. Ltd. Class H	20,936	298
	BOE Technology Group Co. Ltd. Class A	398,100	297
		Shares	Market Value• ($000)
	Wanhua Chemical Group Co. Ltd. Class A	19,572	297
	China Minsheng Banking Corp. Ltd. Class A	477,700	296
	China CITIC Bank Corp. Ltd. Class H	628,000	295
*	HUTCHMED China Ltd.	53,500	295
	NAURA Technology Group Co. Ltd. Class A	6,004	291
	Hangzhou Steam Turbine Co. Ltd. Class B	149,988	286
*	JinkoSolar Holding Co. Ltd. ADR	5,619	284
	ZTE Corp. Class H	115,200	284
	Pharmaron Beijing Co. Ltd. Class A	14,587	281
*	COSCO SHIPPING Holdings Co. Ltd. Class A	99,780	280
*	Chinasoft International Ltd.	306,000	279
	China Medical System Holdings Ltd.	152,000	271
	Weichai Power Co. Ltd. Class H	159,000	269
	CRRC Corp. Ltd. Class A	291,400	268
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	39,300	265
[2]	Hansoh Pharmaceutical Group Co. Ltd.	124,000	265
	Eve Energy Co. Ltd. Class A	18,300	263
	Will Semiconductor Co. Ltd. Shanghai Class A	6,700	263
	Yuexiu Property Co. Ltd.	259,600	260
	Bank of Communications Co. Ltd. Class H	375,000	257
	Zhejiang Huayou Cobalt Co. Ltd. Class A	13,000	257
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	63,500	255
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	40,100	252
	Haitong Securities Co. Ltd. Class A	139,900	250
	China CITIC Bank Corp. Ltd. Class A	340,800	249
	China State Construction International Holdings Ltd.	176,000	248
	Ganfeng Lithium Co. Ltd. Class A	10,200	248
	Sungrow Power Supply Co. Ltd. Class A	12,780	248

13

ESG International Stock ETF
		Shares	Market Value• ($000)
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	50,000	245
	China Molybdenum Co. Ltd. Class A	253,600	243
[2]	Topsports International Holdings Ltd.	232,000	241
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	31,000	238
	Tongwei Co. Ltd. Class A	33,708	231
*,2	Jinxin Fertility Group Ltd.	197,000	230
	JA Solar Technology Co. Ltd. Class A	15,100	229
	Hello Group Inc. ADR	23,935	228
*,2	Ascletis Pharma Inc.	394,000	225
	China Jinmao Holdings Group Ltd.	674,000	224
*,2	Weimob Inc.	333,000	220
	China Yangtze Power Co. Ltd. Class A	58,800	217
	Wingtech Technology Co. Ltd. Class A	11,400	213
	Grand Pharmaceutical Group Ltd.	264,500	209
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	115,100	208
	Shandong Gold Mining Co. Ltd. Class A	62,660	205
*	TAL Education Group ADR	71,176	202
[2]	Jiumaojiu International Holdings Ltd.	89,000	200
	China Yongda Automobiles Services Holdings Ltd.	169,000	197
	Jinke Smart Services Group Co. Ltd. Class H	44,400	197
*,2	Luye Pharma Group Ltd.	483,000	195
*,2	Akeso Inc.	74,000	195
	China Suntien Green Energy Corp. Ltd. Class H	286,000	191
	Dongyue Group Ltd.	130,000	189
	Consun Pharmaceutical Group Ltd.	396,000	189
	Guangzhou Automobile Group Co. Ltd. Class A	92,000	188
*	Air China Ltd. Class A	120,000	188
*	China Southern Airlines Co. Ltd. Class A	170,700	188
	China SCE Group Holdings Ltd.	924,000	186
	COSCO SHIPPING Ports Ltd.	224,000	185
	China Traditional Chinese Medicine Holdings Co. Ltd.	324,000	185
		Shares	Market Value• ($000)
	Shenzhen International Holdings Ltd.	180,000	185
*	Tongcheng Travel Holdings Ltd.	98,400	183
	Huatai Securities Co. Ltd. Class A	71,600	181
	China Lesso Group Holdings Ltd.	116,000	179
	Anhui Conch Cement Co. Ltd. Class A	27,900	179
	China Overseas Property Holdings Ltd.	165,000	179
	Kingboard Laminates Holdings Ltd.	107,000	178
	Dongfeng Motor Group Co. Ltd. Class H	206,000	177
	TravelSky Technology Ltd. Class H	94,000	177
*	Alibaba Pictures Group Ltd.	1,750,000	175
*,2	Shanghai Junshi Biosciences Co. Ltd. Class H	25,800	175
*	Weibo Corp. ADR	6,297	173
	Hopson Development Holdings Ltd.	83,440	172
*	Lifetech Scientific Corp.	432,000	171
	Western Region Gold Co. Ltd. Class A	59,800	170
	China Merchants Securities Co. Ltd. Class A	66,620	168
*	XD Inc.	49,200	160
	FinVolution Group ADR	38,250	156
	China Datang Corp. Renewable Power Co. Ltd. Class H	412,000	156
	China Railway Tielong Container Logistics Co. Ltd. Class A	171,300	155
[2]	Yadea Group Holdings Ltd.	104,000	154
	Huaneng Power International Inc. Class H	260,000	153
	CIFI Ever Sunshine Services Group Ltd.	84,000	153
	Sinotruk Hong Kong Ltd.	101,500	152
	Shenzhen Inovance Technology Co. Ltd. Class A	14,900	152
*,2	CanSino Biologics Inc. Class H	8,400	152
*	Seazen Group Ltd.	286,567	151
	Bosideng International Holdings Ltd.	260,000	148
	Guangdong Haid Group Co. Ltd. Class A	14,100	148

14

ESG International Stock ETF
		Shares	Market Value• ($000)
	Xinyi Energy Holdings Ltd.	288,000	148
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	236,500	147
	China Life Insurance Co. Ltd. Class A	32,200	147
	Mango Excellent Media Co. Ltd. Class A	26,800	146
	SF Holding Co. Ltd. Class A	15,200	146
[2]	China New Higher Education Group Ltd.	397,000	146
*	GOME Retail Holdings Ltd.	1,955,000	145
	JCET Group Co. Ltd. Class A	32,500	145
	GoerTek Inc. Class A	20,500	144
	Shanghai Pudong Development Bank Co. Ltd. Class A	107,300	143
	Iflytek Co. Ltd. Class A	18,100	142
*	COFCO Joycome Foods Ltd.	325,000	142
*,2	Venus MedTech Hangzhou Inc. Class H	51,000	142
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	59,100	141
*	Differ Group Holding Co. Ltd.	450,000	139
	Baoshan Iron & Steel Co. Ltd. Class A	119,100	137
	Shenwan Hongyuan Group Co. Ltd. Class A	186,400	136
	Shanghai Pudong Construction Co. Ltd. Class A	131,500	135
	Poly Property Services Co. Ltd. Class H	19,000	135
	China Everbright Bank Co. Ltd. Class A	253,300	134
	China Construction Bank Corp. Class A	139,600	134
*	C&D Property Management Group Co. Ltd.	263,000	134
*,2	Yidu Tech Inc.	92,600	133
	Jiangxi Copper Co. Ltd. Class A	36,500	130
*	Noah Holdings Ltd. ADR	4,538	129
	Citic Pacific Special Steel Group Co. Ltd. Class A	34,900	128
*	Tongdao Liepin Group	53,600	128
	Yonyou Network Technology Co. Ltd. Class A	25,400	127
		Shares	Market Value• ($000)
	Haitian International Holdings Ltd.	47,000	125
	Greentown China Holdings Ltd.	83,000	125
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	42,100	125
	SAIC Motor Corp. Ltd. Class A	43,000	124
*	Shanghai International Airport Co. Ltd. Class A	14,877	124
	Ecovacs Robotics Co. Ltd. Class A	5,700	123
	Qinhuangdao Port Co. Ltd. Class A	264,400	119
*,2	InnoCare Pharma Ltd.	73,000	116
	Nine Dragons Paper Holdings Ltd.	120,000	115
	China Resources Cement Holdings Ltd.	134,000	115
	Agile Group Holdings Ltd.	248,000	113
	Ginlong Technologies Co. Ltd. Class A	2,800	113
	KWG Group Holdings Ltd.	238,500	112
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	99,500	112
	MINISO Group Holding Ltd. ADR	12,885	112
	ZTE Corp. Class A	23,900	111
*,2	Alphamab Oncology	93,000	111
	Shoucheng Holdings Ltd.	663,600	110
	China Molybdenum Co. Ltd. Class H	180,000	108
	Hoshine Silicon Industry Co. Ltd. Class A	4,500	107
	Sichuan Expressway Co. Ltd. Class A	140,700	107
	Hundsun Technologies Inc. Class A	12,600	105
*	LexinFintech Holdings Ltd. ADR	29,641	105
*,2	China Renaissance Holdings Ltd.	70,200	105
	Beijing North Star Co. Ltd. Class A	258,600	103
*,2	Peijia Medical Ltd.	65,000	103
	China Water Affairs Group Ltd.	92,000	102
	Joinn Laboratories China Co. Ltd. Class A	5,560	102
[2]	Shimao Services Holdings Ltd.	139,000	102
	Walvax Biotechnology Co. Ltd. Class A	13,500	101

15

ESG International Stock ETF
		Shares	Market Value• ($000)
[2]	China Yuhua Education Corp. Ltd.	390,000	101
	B-Soft Co. Ltd. Class A	68,560	101
	Shanghai Jin Jiang Capital Co. Ltd. Class H	262,000	100
	China Minmetals Rare Earth Co. Ltd. Class A	16,700	100
	Shandong Nanshan Aluminum Co. Ltd. Class A	128,400	100
*	Baozun Inc. Class A	28,643	100
	Focus Media Information Technology Co. Ltd. Class A	81,600	99
	Sihuan Pharmaceutical Holdings Group Ltd.	457,000	98
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	373,500	98
	COFCO Capital Holdings Co. Ltd. Class A	70,300	98
	China Evergrande Group	473,000	97
	Guangzhou R&F Properties Co. Ltd. Class H	227,200	97
[2]	Sunac Services Holdings Ltd.	113,000	97
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	6,800	97
*,2	China Logistics Property Holdings Co. Ltd.	174,000	96
[2]	China Merchants Securities Co. Ltd. Class H	75,660	96
	Yangzijiang Shipbuilding Holdings Ltd.	92,600	95
[2]	A-Living Smart City Services Co. Ltd.	52,750	95
	Chongqing Changan Automobile Co. Ltd. Class A	45,860	95
	COSCO SHIPPING Development Co. Ltd. Class A	177,900	94
*	China Ruyi Holdings Ltd.	316,000	94
*	Yeahka Ltd.	33,200	92
	Wuxi Taiji Industry Co. Ltd. Class A	70,900	91
	Jiangsu Eastern Shenghong Co. Ltd. Class A	29,600	90
	Jiangsu Expressway Co. Ltd. Class A	63,900	90
	GF Securities Co. Ltd. Class H	59,400	89
	Tiangong International Co. Ltd.	188,000	89
		Shares	Market Value• ($000)
	Chaozhou Three-Circle Group Co. Ltd. Class A	16,100	89
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	24,500	88
*	Bilibili Inc. ADR	2,763	87
	CGN New Energy Holdings Co. Ltd.	130,000	87
	Winning Health Technology Group Co. Ltd. Class A	47,950	87
	Bethel Automotive Safety Systems Co. Ltd. Class A	6,800	87
*,2	Remegen Co. Ltd. Class H	10,000	87
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	52,800	86
*,2	Zhou Hei Ya International Holdings Co. Ltd.	129,000	86
*	OneConnect Financial Technology Co. Ltd. ADR	54,513	86
	Beijing Jingneng Clean Energy Co. Ltd. Class H	278,000	85
	Beibuwan Port Co. Ltd. Class A	67,590	85
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	18,800	85
[2]	Simcere Pharmaceutical Group Ltd.	69,000	84
	Jiangsu Zhongtian Technology Co. Ltd. Class A	27,900	83
	China Zhenhua Group Science & Technology Co. Ltd. Class A	4,400	82
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	25,000	82
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	30,000	81
	Sany Heavy Equipment International Holdings Co. Ltd.	77,000	80
[2]	Orient Securities Co. Ltd. Class H	110,000	80
	Guotai Junan Securities Co. Ltd. Class A	30,100	80
	China Minsheng Banking Corp. Ltd. Class H	202,000	79
*	Skyworth Group Ltd.	139,111	79
*	Sohu.com Ltd. ADR	4,291	79
	Yunnan Baiyao Group Co. Ltd. Class A	5,500	79

16

ESG International Stock ETF
		Shares	Market Value• ($000)
	Guangzhou Restaurant Group Co. Ltd. Class A	22,000	79
	Tangrenshen Group Co. Ltd. Class A	55,800	79
*	Chengxin Lithium Group Co. Ltd. Class A	8,400	79
*,3	EHang Holdings Ltd. ADR	5,306	79
	Sinotrans Ltd. Class A	114,000	78
*	Baidu Inc. Class A	4,156	78
*	Ausnutria Dairy Corp. Ltd.	61,000	77
	Shanghai Weaver Network Co. Ltd. Class A	7,320	77
	Concord New Energy Group Ltd.	820,000	77
*	Niu Technologies ADR	6,214	77
*	Canaan Inc. ADR	14,636	77
	Greentown Service Group Co. Ltd.	76,000	76
	Zhongyu Energy Holdings Ltd.	81,000	76
*	DouYu International Holdings Ltd. ADR	36,721	76
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	57,700	75
	Zhaojin Mining Industry Co. Ltd. Class H	85,500	75
	KWG Living Group Holdings Ltd.	180,906	75
	Sinoma International Engineering Co. Class A	46,000	74
	Chengtun Mining Group Co. Ltd. Class A	42,200	74
	Tianneng Power International Ltd.	80,000	73
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	80,800	72
	Angang Steel Co. Ltd. Class A	118,000	72
[2]	Hope Education Group Co. Ltd.	706,000	72
*,2	Ocumension Therapeutics	63,500	72
	China Galaxy Securities Co. Ltd. Class H	124,000	71
	Anhui Expressway Co. Ltd. Class H	74,000	71
*	Colour Life Services Group Co. Ltd.	706,000	71
	MLS Co. Ltd. Class A	34,200	71
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	17,500	71
		Shares	Market Value• ($000)
	Sinomine Resource Group Co. Ltd. Class A	4,100	71
	China Oriental Group Co. Ltd.	240,000	70
	China Education Group Holdings Ltd.	82,000	70
	IReader Technology Co. Ltd. Class A	24,200	70
	Tianjin Guangyu Development Co. Ltd. Class A	20,800	70
	China Resources Medical Holdings Co. Ltd.	124,500	70
	CQ Pharmaceutical Holding Co. Ltd. Class A	87,500	70
*	China Eastern Airlines Corp. Ltd. Class A	82,000	70
	Zhejiang Hailiang Co. Ltd. Class A	35,700	69
	Three's Co. Media Group Co. Ltd. Class A	2,500	69
*	Brilliance China Automotive Holdings Ltd.	90,000	68
*	Beijing Capital International Airport Co. Ltd. Class H	106,000	68
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	34,400	68
*	Hainan Meilan International Airport Co. Ltd.	24,000	68
*	Topchoice Medical Corp. Class A	2,604	67
	Orient Securities Co. Ltd. Class A	34,400	67
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,400	67
	China Everbright Ltd.	60,000	66
	Grinm Advanced Materials Co. Ltd. Class A	26,600	66
	China Communications Services Corp. Ltd. Class H	118,000	65
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	8,300	65
*	New Hope Liuhe Co. Ltd. Class A	26,300	64
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	27,800	64

17

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	10,200	64
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	2,500	64
	Zhejiang HangKe Technology Inc. Co. Class A	5,180	64
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	1,623	63
[2]	Cathay Media & Education Group Inc.	274,000	63
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	9,400	62
	Sino Wealth Electronic Ltd. Class A	6,790	62
	Digital China Holdings Ltd.	112,000	61
	Shaanxi International Trust Co. Ltd. Class A	118,700	61
	Henan Shuanghui Investment & Development Co. Ltd. Class A	13,400	61
	China Harmony Auto Holding Ltd.	128,500	61
	Wuxi Shangji Automation Co. Ltd. Class A	2,400	61
[2]	BAIC Motor Corp. Ltd. Class H	170,500	60
[2]	Dali Foods Group Co. Ltd.	114,000	60
	Tian Lun Gas Holdings Ltd.	73,000	60
	Bank of Shanghai Co. Ltd. Class A	53,800	60
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	4,500	60
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	6,700	60
	DeHua TB New Decoration Materials Co. Ltd. Class A	30,200	60
	China International Marine Containers Group Co. Ltd. Class A	24,700	59
	Shandong Chenming Paper Holdings Ltd. Class B	128,500	58
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	17,400	58
	Times Neighborhood Holdings Ltd.	171,000	58
		Shares	Market Value• ($000)
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	49,600	58
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	44,700	58
[2]	Blue Moon Group Holdings Ltd.	74,500	58
*	Fufeng Group Ltd.	153,000	57
	Bank of Chongqing Co. Ltd. Class H	95,000	57
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	5,200	57
[2]	Shandong Gold Mining Co. Ltd. Class H	30,600	57
	Ming Yang Smart Energy Group Ltd. Class A	13,800	57
	Zhongfu Information Inc. Class A	11,300	57
*	Beijing Enterprises Clean Energy Group Ltd.	4,280,000	56
[2]	Joinn Laboratories China Co. Ltd. Class H	6,700	56
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	68,400	55
[2]	Redco Properties Group Ltd.	202,000	55
	Sailun Group Co. Ltd. Class A	28,500	55
*	Gaotu Techedu Inc. ADR	31,244	55
	Zhuguang Holdings Group Co. Ltd.	276,000	54
*	Suning.com Co. Ltd. Class A	93,700	54
	Xiamen Faratronic Co. Ltd. Class A	1,600	54
	China Galaxy Securities Co. Ltd. Class A	33,800	54
	YGSOFT Inc. Class A	38,500	54
	Chacha Food Co. Ltd. Class A	5,700	54
	Longshine Technology Group Co. Ltd. Class A	10,300	54
	Wellhope Foods Co. Ltd. Class A	35,500	54
	Beijing United Information Technology Co. Ltd. Class A	2,900	54
	Shanghai Liangxin Electrical Co. Ltd. Class A	23,700	54
	Jiayuan International Group Ltd.	166,000	53
	Huaxia Bank Co. Ltd. Class A	58,800	53

18

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	30,200	53
	Anhui Expressway Co. Ltd. Class A	43,500	53
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	95,300	53
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	8,120	53
	Livzon Pharmaceutical Group Inc. Class A	8,500	52
	Shandong Dawn Polymer Co. Ltd. Class A	21,100	52
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	6,800	52
	Sichuan Expressway Co. Ltd. Class H	184,000	51
	PAX Global Technology Ltd.	68,000	51
	Shenzhen Anche Technologies Co. Ltd. Class A	15,900	51
	SSY Group Ltd.	106,000	50
	China TransInfo Technology Co. Ltd. Class A	22,600	50
	Skyfame Realty Holdings Ltd.	464,000	50
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	75,200	50
	Risen Energy Co. Ltd. Class A	11,800	50
	Wuhan DR Laser Technology Corp. Ltd. Class A	1,400	50
*	Li Auto Inc. Class A	3,506	50
*,2	Mobvista Inc.	62,000	50
	CPMC Holdings Ltd.	89,000	49
	Everbright Securities Co. Ltd. Class A	23,000	49
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	6,700	49
*,2	Ascentage Pharma Group International	20,800	49
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	26,300	49
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	12,600	49
		Shares	Market Value• ($000)
	Tong Ren Tang Technologies Co. Ltd. Class H	55,000	48
	NetDragon Websoft Holdings Ltd.	21,500	48
	Huadong Medicine Co. Ltd. Class A	7,900	48
	Perfect World Co. Ltd. Class A	23,000	48
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	42,700	48
	Victory Giant Technology Huizhou Co. Ltd. Class A	11,000	48
	Shenzhen Kedali Industry Co. Ltd. Class A	1,900	48
	Central China Management Co. Ltd.	355,000	48
	Zhejiang Juhua Co. Ltd. Class A	20,100	47
	Changchun Faway Automobile Components Co. Ltd. Class A	26,600	47
	Chongqing Zaisheng Technology Corp. Ltd. Class A	29,500	47
	YongXing Special Materials Technology Co. Ltd. Class A	2,000	47
	Chongqing Rural Commercial Bank Co. Ltd. Class H	125,000	46
	Hebei Chengde Lulu Co. Ltd. Class A	30,000	46
*,2	Maoyan Entertainment	42,000	46
	Shanghai AJ Group Co. Ltd. Class A	41,100	46
	SPIC Dongfang New Energy Corp. Class A	56,700	46
	ZTO Express Cayman Inc.	1,572	46
	C&D International Investment Group Ltd.	25,000	46
*	Roshow Technology Co. Ltd. Class A	20,400	46
	Greatview Aseptic Packaging Co. Ltd.	128,000	45
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	3,400	45
	Shanghai Belling Co. Ltd. Class A	12,400	45
*	Innuovo Technology Co. Ltd. Class A	32,800	45
	Guangxi Wuzhou Communications Co. Ltd. Class A	69,400	45

19

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Yatsen Holding Ltd. ADR	33,334	45
	Chaowei Power Holdings Ltd.	175,000	44
	Shenzhen Expressway Corp. Ltd.	27,700	44
	Yijiahe Technology Co. Ltd. Class A	4,200	44
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	67,800	44
*	China Tungsten & Hightech Materials Co. Ltd. Class A	19,100	44
	Hisense Home Appliances Group Co. Ltd. Class A	20,000	43
	China South Publishing & Media Group Co. Ltd. Class A	28,800	43
	Kehua Data Co. Ltd. Class A	8,100	43
	Xingda International Holdings Ltd.	230,000	42
*	Bank of Zhengzhou Co. Ltd. Class A	86,031	42
	Liaoning Port Co. Ltd. Class A	149,600	42
	QuakeSafe Technologies Co. Ltd.	3,200	42
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	61,400	41
*	Yunnan Tin Co. Ltd. Class A	10,200	41
	Shanxi Securities Co. Ltd. Class A	43,300	41
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	18,700	41
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	11,000	41
[2]	China Everbright Greentech Ltd.	125,000	41
	Xi'an Triangle Defense Co. Ltd. Class A	5,500	41
	Wondershare Technology Group Co. Ltd. Class A	6,500	41
	CSC Financial Co. Ltd. Class A	9,800	40
	Shenzhen Gas Corp. Ltd. Class A	30,200	40
*	Ronshine China Holdings Ltd.	126,000	40
	Shanghai Medicilon Inc. Class A	651	40
	Sinotrans Ltd. Class H	123,000	39
		Shares	Market Value• ($000)
*	China High Speed Transmission Equipment Group Co. Ltd.	51,000	39
	China Modern Dairy Holdings Ltd.	213,000	39
[2]	Pharmaron Beijing Co. Ltd. Class H	3,200	39
*	Air China Ltd. Class H	50,000	38
	Red Avenue New Materials Group Co. Ltd. Class A	6,100	38
	Black Peony Group Co. Ltd. Class A	19,800	38
	Bafang Electric Suzhou Co. Ltd. Class A	1,200	38
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	4,200	38
	Shanghai Wanye Enterprises Co. Ltd. Class A	9,200	38
	Nantong Jianghai Capacitor Co. Ltd. Class A	9,500	38
*	CanSino Biologics Inc. Class A	948	38
	Beijing Shiji Information Technology Co. Ltd. Class A	9,600	37
	Jiangsu Guotai International Group Co. Ltd.	19,400	37
	Central China Securities Co. Ltd. Class A	48,600	37
*,2	Meitu Inc.	226,500	37
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	2,700	37
	Shenzhen Topband Co. Ltd. Class A	17,100	37
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	5,300	37
	Shenzhen Investment Ltd.	158,000	36
	TCL Technology Group Corp. Class A	41,200	36
	Shenzhen Senior Technology Material Co. Ltd. Class A	6,000	36
	Ningbo Orient Wires & Cables Co. Ltd. Class A	3,800	36
*	Comba Telecom Systems Holdings Ltd.	144,000	35
	China BlueChemical Ltd. Class H	116,000	35
	Gemdale Properties & Investment Corp. Ltd.	314,000	35
	Zhejiang NHU Co. Ltd. Class A	6,480	35

20

ESG International Stock ETF
		Shares	Market Value• ($000)
	Changjiang Securities Co. Ltd. Class A	31,900	35
[2]	CSC Financial Co. Ltd. Class H	33,000	35
	Foran Energy Group Co. Ltd.	20,600	35
	New China Life Insurance Co. Ltd. Class A	5,700	35
	Chongqing Dima Industry Co. Ltd. Class A	90,000	35
	ZheJiang Dali Technology Co. Ltd. Class A	14,400	35
	China Everbright Bank Co. Ltd. Class H	91,000	34
	Sinopec Engineering Group Co. Ltd. Class H	72,000	34
	Western Securities Co. Ltd. Class A	27,900	34
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	1,400	34
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	7,900	34
*,2	Koolearn Technology Holding Ltd.	53,500	34
	Tofflon Science & Technology Group Co. Ltd. Class A	4,500	34
	Chengdu Leejun Industrial Co. Ltd. Class A	21,800	34
*	Burning Rock Biotech Ltd. ADR	4,069	34
	Guangdong Provincial Expressway Development Co. Ltd. Class B	44,700	33
	GEM Co. Ltd. Class A	21,700	33
	Zhende Medical Co. Ltd. Class A	5,200	33
	Hangcha Group Co. Ltd. Class A	12,600	33
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	7,900	33
	Lonking Holdings Ltd.	121,000	32
	Jiangsu Yoke Technology Co. Ltd. Class A	3,200	32
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	5,890	32
	China Lilang Ltd.	55,000	31
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	28,200	31
*	Guangshen Railway Co. Ltd. Class A	83,800	31
		Shares	Market Value• ($000)
[2]	Genertec Universal Medical Group Co. Ltd.	43,500	31
	CNHTC Jinan Truck Co. Ltd. Class A	14,420	31
*	China Aluminum International Engineering Corp. Ltd. Class A	33,900	31
	Skshu Paint Co. Ltd. Class A	2,180	31
	Yuexiu Transport Infrastructure Ltd.	48,000	30
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	14,600	30
*	Hi Sun Technology China Ltd.	240,000	30
	LB Group Co. Ltd. Class A	7,200	30
	Beijing Strong Biotechnologies Inc. Class A	9,900	30
	Beijing Easpring Material Technology Co. Ltd. Class A	2,200	30
	China Reinsurance Group Corp. Class H	315,000	30
	Guangxi Liugong Machinery Co. Ltd. Class A	25,800	30
	Taiji Computer Corp. Ltd. Class A	7,400	30
	Titan Wind Energy Suzhou Co. Ltd. Class A	9,200	30
	Shenzhen Megmeet Electrical Co. Ltd. Class A	7,200	30
	Gaona Aero Material Co. Ltd. Class A	4,300	30
	Chongqing Changan Automobile Co. Ltd. Class B	62,440	29
	China Overseas Grand Oceans Group Ltd.	51,000	29
*,1	China Zhongwang Holdings Ltd.	133,200	29
	Guomai Technologies Inc. Class A	27,000	29
	China Jushi Co. Ltd. Class A	10,744	29
	Qingdao Haier Biomedical Co. Ltd. Class A	2,543	29
	Qingling Motors Co. Ltd. Class H	144,000	28
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	43,700	28

21

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	4,200	28
	Sunward Intelligent Equipment Co. Ltd. Class A	20,700	28
	Wisdom Education International Holdings Co. Ltd.	510,000	28
	Industrial Securities Co. Ltd. Class A	21,600	28
	Q Technology Group Co. Ltd.	30,000	28
	JNBY Design Ltd.	20,500	28
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	14,200	28
*	LVGEM China Real Estate Investment Co. Ltd.	164,000	28
	Infore Environment Technology Group Co. Ltd. Class A	29,500	28
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	5,100	28
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	7,600	28
	Goke Microelectronics Co. Ltd. Class A	1,700	28
	Shanghai Industrial Urban Development Group Ltd.	282,000	27
	Sealand Securities Co. Ltd. Class A	44,000	27
*	Hongli Zhihui Group Co. Ltd. Class A	14,300	27
	Nanjing Iron & Steel Co. Ltd. Class A	44,500	27
	Advanced Technology & Materials Co. Ltd. Class A	18,300	27
	Telling Telecommunication Holding Co. Ltd. Class A	10,900	27
	Shenzhen Yinghe Technology Co. Ltd. Class A	6,200	27
	PharmaBlock Sciences Nanjing Inc. Class A	1,800	27
	Yusys Technologies Co. Ltd. Class A	7,680	27
*	Youdao Inc. ADR	2,253	27
[2]	Archosaur Games Inc.	26,000	27
	Shenzhen Expressway Corp. Ltd. Class H	26,000	26
*	Sinofert Holdings Ltd.	180,000	26
	Dongjiang Environmental Co. Ltd. Class A	21,700	26
		Shares	Market Value• ($000)
	Hainan Strait Shipping Co. Ltd. Class A	27,750	26
	Xinyu Iron & Steel Co. Ltd. Class A	27,300	26
	Zhejiang Communications Technology Co. Ltd.	26,400	26
	China Kepei Education Group Ltd.	88,000	26
*	SOHO China Ltd.	121,000	25
	INESA Intelligent Tech Inc. Class B	50,600	25
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	5,000	25
*	China Merchants Land Ltd.	254,000	25
	Anhui Construction Engineering Group Co. Ltd. Class A	35,000	25
	Shenzhen Sunline Tech Co. Ltd. Class A	10,300	25
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	12,900	25
*,2	CStone Pharmaceuticals	30,000	25
	State Grid Information & Communication Co. Ltd.	8,100	25
*	Jiangsu Hoperun Software Co. Ltd. Class A	7,600	24
	Shanghai Environment Group Co. Ltd. Class A	12,500	24
	Xinjiang Communications Construction Group Co. Ltd. Class A	10,400	24
	Riyue Heavy Industry Co. Ltd. Class A	5,400	24
*	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	17,500	24
	CETC Digital Technology Co. Ltd. Class A	4,800	24
	Fujian Cement Inc. Class A	19,900	24
	Shenzhen Changhong Technology Co. Ltd. Class A	5,000	24
*	Pacific Shuanglin Bio-pharmacy Co. Ltd.	5,300	24
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	13,500	24
	Edan Instruments Inc. Class A	13,000	24
	First Tractor Co. Ltd. Class H	48,000	23
	China Dongxiang Group Co. Ltd.	308,000	23

22

ESG International Stock ETF
		Shares	Market Value• ($000)
	West China Cement Ltd.	132,000	23
	Hunan Valin Steel Co. Ltd. Class A	25,300	23
	Zhenro Properties Group Ltd.	272,000	23
[2]	Qingdao Port International Co. Ltd. Class H	43,000	23
	Shanghai International Port Group Co. Ltd. Class A	24,900	23
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	15,000	23
	Guizhou Gas Group Corp. Ltd. Class A	15,300	23
	Sanquan Food Co. Ltd. Class A	9,630	23
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	8,500	23
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	3,200	23
	Shanghai Haohai Biological Technology Co. Ltd. Class A	1,374	23
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	5,800	23
*	China Southern Airlines Co. Ltd. Class H	34,000	22
*	China Eastern Airlines Corp. Ltd. Class H	56,000	22
	China International Marine Containers Group Co. Ltd. Class H	13,300	22
	Shengyi Technology Co. Ltd. Class A	7,200	22
*	Red Star Macalline Group Corp. Ltd. Class A	16,280	22
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	11,400	22
	Anhui Genuine New Materials Co. Ltd. Class A	6,200	22
*	China Fangda Group Co. Ltd. Class B	71,800	21
	Sieyuan Electric Co. Ltd. Class A	2,800	21
	Chengdu Xingrong Environment Co. Ltd. Class A	22,200	21
	Sichuan Hexie Shuangma Co. Ltd. Class A	6,000	21
	BBMG Corp. Class A	45,100	21
		Shares	Market Value• ($000)
	Hunan Aihua Group Co. Ltd. Class A	3,800	21
	Sinocare Inc. Class A	5,700	21
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	11,600	21
	CTS International Logistics Corp. Ltd. Class A	10,800	21
	Fibocom Wireless Inc. Class A	2,900	21
	Nanjing Yunhai Special Metals Co. Ltd. Class A	5,300	21
	China Railway Signal & Communication Corp. Ltd. Class A	27,659	21
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	16,700	21
*	Vnet Group Inc. ADR	2,481	20
	China Shineway Pharmaceutical Group Ltd.	24,000	20
	JSTI Group Class A	18,000	20
	PCI Technology Group Co. Ltd. Class A	14,900	20
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	2,550	20
	Beijing Tiantan Biological Products Corp. Ltd. Class A	4,580	20
[2]	China Railway Signal & Communication Corp. Ltd. Class H	55,000	20
	CITIC Press Corp. Class A	4,700	20
	Shandong Longda Meishi Co. Ltd. Class A	14,700	20
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	9,000	19
	Hangxiao Steel Structure Co. Ltd. Class A	28,100	19
*	Zhejiang Jingu Co. Ltd. Class A	15,900	19
	Huagong Tech Co. Ltd. Class A	4,800	19
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	7,900	19
	Haohua Chemical Science & Technology Co. Ltd.	3,000	19
	Apeloa Pharmaceutical Co. Ltd. Class A	4,000	18
*	Jilin Electric Power Co. Ltd. Class A	12,600	18
	Wuhu Token Science Co. Ltd. Class A	11,500	18

23

ESG International Stock ETF
		Shares	Market Value• ($000)
	Suzhou Anjie Technology Co. Ltd. Class A	8,300	18
	Zhejiang Dingli Machinery Co. Ltd. Class A	2,000	18
	Proya Cosmetics Co. Ltd. Class A	600	18
	China Express Airlines Co. Ltd. Class A	9,600	18
	Zhejiang Cfmoto Power Co. Ltd. Class A	900	18
	Xiamen Jihong Technology Co. Ltd. Class A	7,400	18
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,100	18
	Jiangsu Expressway Co. Ltd. Class H	16,000	17
	Sino-Ocean Group Holding Ltd.	78,000	17
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	18,800	17
	Beijing E-Hualu Information Technology Co. Ltd. Class A	3,900	17
	Shanghai Jahwa United Co. Ltd. Class A	2,700	17
	Hongfa Technology Co. Ltd. Class A	1,700	17
	Laobaixing Pharmacy Chain JSC Class A	2,560	17
	Biem.L.Fdlkk Garment Co. Ltd. Class A	4,100	17
	Canny Elevator Co. Ltd. Class A	14,400	17
	Guangdong Aofei Data Technology Co. Ltd. Class A	3,800	17
	Kangji Medical Holdings Ltd.	16,500	17
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	6,000	16
*	TCL Electronics Holdings Ltd.	35,000	16
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	22,000	16
	DHC Software Co. Ltd. Class A	12,000	16
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	7,600	16
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	1,200	16
		Shares	Market Value• ($000)
	Gemdale Corp. Class A	8,100	16
	China National Medicines Corp. Ltd. Class A	3,700	16
*	Sichuan Haite High-tech Co. Ltd. Class A	7,900	16
	Sai Micro Electronics Inc. Class A	4,500	16
	Tibet Tianlu Co. Ltd. Class A	15,900	16
	Hangzhou Dptech Technologies Co. Ltd. Class A	2,900	16
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	2,700	16
	Zhuhai Bojay Electronics Co. Ltd. Class A	1,800	16
	Era Co. Ltd. Class A	18,600	16
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	16,700	15
	Shenzhen Agricultural Products Group Co. Ltd. Class A	16,100	15
	IKD Co. Ltd. Class A	5,700	15
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	2,600	15
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	2,100	15
	Sinolink Securities Co. Ltd. Class A	9,500	15
*	Chongqing Iron & Steel Co. Ltd. Class A	44,000	15
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	25,900	15
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	5,700	15
	Weihai Guangwei Composites Co. Ltd. Class A	1,300	15
	Sino-Platinum Metals Co. Ltd. Class A	3,510	15
	Beijing GeoEnviron Engineering & Technology Inc. Class A	5,500	15
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	12,800	15
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	2,160	15
	Longhua Technology Group Luoyang Co. Ltd. Class A	10,000	15

24

ESG International Stock ETF
		Shares	Market Value• ($000)
	Guosen Securities Co. Ltd. Class A	8,300	14
	Health & Happiness H&H International Holdings Ltd.	9,000	14
	Qingdao Port International Co. Ltd. Class A	15,500	14
	Chongqing Water Group Co. Ltd. Class A	14,300	14
	Yonghui Superstores Co. Ltd. Class A	24,400	14
	Han's Laser Technology Industry Group Co. Ltd. Class A	1,800	14
	Goldenmax International Technology Ltd. Class A	7,000	14
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	3,700	14
	Quectel Wireless Solutions Co. Ltd. Class A	478	14
	Gansu Shangfeng Cement Co. Ltd. Class A	4,100	14
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	7,900	14
	Xiamen Xiangyu Co. Ltd. Class A	11,000	14
	Yankershop Food Co. Ltd. Class A	1,300	14
	Guangdong Topstar Technology Co. Ltd. Class A	6,400	14
*	Shanghai Junshi Biosciences Co. Ltd. Class A	1,228	14
	Angang Steel Co. Ltd. Class H	26,000	13
	Shimao Group Holdings Ltd.	22,000	13
	Sunac China Holdings Ltd.	16,000	13
	Daan Gene Co. Ltd. Class A	4,500	13
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	10,600	13
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	8,700	13
	Anhui Jinhe Industrial Co. Ltd. Class A	2,000	13
*	Shenzhen SDG Information Co. Ltd. Class A	13,600	13
		Shares	Market Value• ($000)
	Konfoong Materials International Co. Ltd. Class A	1,300	13
*	Sonoscape Medical Corp. Class A	2,700	13
	Chongqing Rural Commercial Bank Co. Ltd. Class A	20,400	13
	Tianshan Aluminum Group Co. Ltd. Class A	8,300	13
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	3,100	13
	Ningbo Huaxiang Electronic Co. Ltd. Class A	4,200	12
	WUS Printed Circuit Kunshan Co. Ltd. Class A	4,340	12
	Rongsheng Petrochemical Co. Ltd. Class A	3,900	12
	Beijing Dabeinong Technology Group Co. Ltd. Class A	8,900	12
*	Oceanwide Holdings Co. Ltd. Class A	40,600	12
	Rainbow Digital Commercial Co. Ltd. Class A	11,200	12
	FAWER Automotive Parts Co. Ltd. Class A	12,500	12
	Greenland Hong Kong Holdings Ltd.	70,000	12
	Hainan Poly Pharm Co. Ltd. Class A	1,600	12
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	2,200	12
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	7,400	12
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	5,500	12
	YanTai Shuangta Food Co. Ltd. Class A	8,100	12
*	China CAMC Engineering Co. Ltd. Class A	10,100	12
	Beijing Tongtech Co. Ltd. Class A	2,720	12
	COFCO Biotechnology Co. Ltd. Class A	7,000	12
	Sinofibers Technology Co. Ltd. Class A	1,400	12
	Beijing Ctrowell Technology Corp. Ltd. Class A	6,600	12

25

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hwa Create Co. Ltd. Class A	8,100	12
	Eastern Communications Co. Ltd. Class B	24,000	11
*	Tongda Group Holdings Ltd.	540,000	11
	China South City Holdings Ltd.	134,000	11
	Hand Enterprise Solutions Co. Ltd. Class A	8,300	11
	Inspur Electronic Information Industry Co. Ltd. Class A	2,100	11
*	CITIC Guoan Information Industry Co. Ltd. Class A	28,700	11
*	Huafon Microfibre Shanghai Technology Co. Ltd.	12,400	11
	Heilongjiang Agriculture Co. Ltd. Class A	4,800	11
	Jointown Pharmaceutical Group Co. Ltd. Class A	5,000	11
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	5,900	11
	Hexing Electrical Co. Ltd. Class A	5,300	11
	Seazen Holdings Co. Ltd. Class A	2,300	11
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	7,700	11
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	13,700	11
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	21,800	11
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	3,000	11
	Xinhuanet Co. Ltd. Class A	3,600	11
	Shanghai Pret Composites Co. Ltd. Class A	4,800	11
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	500	11
	Keshun Waterproof Technologies Co. Ltd. Class A	4,860	11
	Lushang Health Industry Development Co. Ltd. Class A	5,800	11
		Shares	Market Value• ($000)
	Shenzhen Comix Group Co. Ltd. Class A	10,300	11
	Xianhe Co. Ltd. Class A	2,100	11
	Poly Property Group Co. Ltd.	37,000	10
*	Chengzhi Co. Ltd. Class A	4,900	10
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	4,000	10
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,100	10
	Yifan Pharmaceutical Co. Ltd. Class A	3,800	10
	GRG Banking Equipment Co. Ltd. Class A	5,300	10
	Xinjiang Tianshan Cement Co. Ltd. Class A	4,500	10
	Xiamen Kingdomway Group Co. Class A	2,400	10
	Shenzhen FRD Science & Technology Co. Ltd.	3,300	10
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	8,200	10
	Lancy Co. Ltd. Class A	2,300	10
	China Risun Group Ltd.	16,000	10
	Unisplendour Corp. Ltd. Class A	2,660	9
	Shandong Sun Paper Industry JSC Ltd. Class A	4,800	9
	Central China Securities Co. Ltd. Class H	48,000	9
	Accelink Technologies Co. Ltd. Class A	2,600	9
	Beijing VRV Software Corp. Ltd. Class A	10,400	9
	Yunnan Copper Co. Ltd. Class A	4,300	9
	Jiangxi Wannianqing Cement Co. Ltd. Class A	4,200	9
	Shanghai Runda Medical Technology Co. Ltd. Class A	4,900	9
	Client Service International Inc. Class A	2,850	9
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	29,400	8
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	10,800	8

26

ESG International Stock ETF
		Shares	Market Value• ($000)
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	9,000	8
	Beijing Originwater Technology Co. Ltd. Class A	7,200	8
*	STO Express Co. Ltd. Class A	6,300	8
	Zhejiang Meida Industrial Co. Ltd. Class A	3,300	8
	Liuzhou Iron & Steel Co. Ltd. Class A	9,700	8
	SooChow Securities Co. Ltd. Class A	6,240	8
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	3,100	8
*	Luoniushan Co. Ltd. Class A	7,800	8
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	3,800	8
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	3,800	8
	Amoy Diagnostics Co. Ltd. Class A	900	8
	China Publishing & Media Co. Ltd. Class A	9,700	8
*	YaGuang Technology Group Co. Ltd.	6,400	8
	Wuxi Boton Technology Co. Ltd. Class A	2,600	8
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	1,200	8
*	Autohome Inc. ADR	241	7
	Beijing North Star Co. Ltd. Class H	44,000	7
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	14,000	7
	Yunda Holding Co. Ltd. Class A	2,400	7
	BGI Genomics Co. Ltd. Class A	500	7
	Shenzhen Kaifa Technology Co. Ltd. Class A	3,300	7
	Maccura Biotechnology Co. Ltd. Class A	1,500	7
	Tianfeng Securities Co. Ltd. Class A	12,400	7
	Gansu Qilianshan Cement Group Co. Ltd. Class A	4,300	7
		Shares	Market Value• ($000)
	Humanwell Healthcare Group Co. Ltd. Class A	2,400	7
	Logan Group Co. Ltd.	19,000	6
*	OFILM Group Co. Ltd. Class A	4,800	6
	Huabao Flavours & Fragrances Co. Ltd. Class A	1,200	6
	Lianhe Chemical Technology Co. Ltd. Class A	2,200	6
*,2	Ping An Healthcare & Technology Co. Ltd.	1,630	5
*	Beijing Watertek Information Technology Co. Ltd. Class A	9,800	5
*	Guangzhou GRG Metrology & Test Co. Ltd. Class A	1,500	5
*	Berry Genomics Co. Ltd. Class A	1,500	4
*	GDS Holdings Ltd. Class A	709	4
*,1	Jinmao Property Services Co. Ltd.	10,091	3
			304,387
Colombia (0.1%)
	Bancolombia SA Preference Shares	55,630	492
	Bancolombia SA	30,195	300
	Interconexion Electrica SA ESP	38,462	237
*	Banco Davivienda SA Preference Shares	19,293	157
	Grupo de Inversiones Suramericana SA	17,507	142
	Grupo Aval Acciones y Valores SA Preference Shares	361,564	97
	Grupo de Inversiones Suramericana SA Preference Shares	7,835	46
			1,471
Czech Republic (0.0%)
	Komercni Banka A/S	28,208	1,110
Denmark (1.7%)
	Novo Nordisk A/S Class B	230,224	23,824
	DSV A/S	30,198	5,558
	Vestas Wind Systems A/S	149,931	4,835
*	Genmab A/S	9,865	3,316
	Coloplast A/S Class B	20,717	3,117
	Novozymes A/S Class B	34,873	2,289
	Pandora A/S	16,847	1,725
	GN Store Nord A/S	25,062	1,325
	Chr Hansen Holding A/S	18,012	1,313
*	Demant A/S	16,180	684

27

ESG International Stock ETF
		Shares	Market Value• ($000)
	Ringkjoebing Landbobank A/S	4,845	602
*	ISS A/S	31,855	581
	Tryg A/S	23,000	520
	Ambu A/S Class B	27,605	509
	SimCorp A/S	4,447	402
	Sydbank A/S	10,371	337
[2]	Netcompany Group A/S	4,607	304
*	Bavarian Nordic A/S	10,058	253
*	ALK-Abello A/S Class B	456	175
	Chemometec A/S	1,221	143
*	Jyske Bank A/S (Registered)	2,593	141
	Topdanmark A/S	2,274	130
	ROCKWOOL International A/S Class B	341	117
	D/S Norden A/S	4,209	110
*	NKT A/S	2,460	103
	Alm Brand A/S	49,798	81
*	Nilfisk Holding A/S	1,682	56
*	NTG Nordic Transport Group A/S	833	52
	H Lundbeck A/S	1,927	47
	Spar Nord Bank A/S	3,305	44
*	Zealand Pharma A/S	2,365	36
	Schouw & Co. A/S	372	32
			52,761
Egypt (0.0%)
*	Commercial International Bank Egypt SAE	207,915	633
*	Egyptian Financial Group-Hermes Holding Co.	149,649	165
	Telecom Egypt Co.	67,366	76
	Palm Hills Developments SAE	647,185	62
*	Pioneers Properties	466,099	55
*	Gadwa for Industrial Development	1,120,697	51
	Six of October Development & Investment	53,838	45
	Medinet Nasr Housing	314,259	39
	Oriental Weavers	46,027	24
*	Aspire Capital Holding for Financial Investments	1,179,211	20
*	Medinet Nasr Housing Rights Exp. 3/16/22	78,564	4
			1,174
Finland (0.9%)
	Nordea Bank Abp	527,357	5,821
*	Nokia OYJ	841,127	4,548
	Kone OYJ Class B	58,513	3,415
	Sampo OYJ Class A	70,983	3,349
	Stora Enso OYJ	117,184	2,232
		Shares	Market Value• ($000)
	Elisa OYJ	30,634	1,697
	Kesko OYJ Class B	55,228	1,625
	Wartsila OYJ Abp	94,915	1,063
	Valmet OYJ	18,164	630
	Nokian Renkaat OYJ	33,205	626
*	QT Group OYJ	2,636	324
	Orion OYJ Class B	6,645	312
	TietoEVRY OYJ	10,513	293
	Kojamo OYJ	12,480	289
	Huhtamaki OYJ	5,233	191
	Cargotec OYJ Class B	3,317	131
	Uponor OYJ	5,272	117
	F-Secure OYJ	15,991	93
	Revenio Group OYJ	1,565	76
	Metsa Board OYJ Class B	7,101	69
	Sanoma OYJ	3,043	44
	Kemira OYJ	2,307	31
*	Finnair OYJ	62,177	31
*,1	Ahlstrom-Munksjo OYJ	884	18
	YIT OYJ	3,951	17
	Raisio OYJ	4,240	14
	Oriola OYJ Class B	4,424	10
			27,066
France (4.1%)
	Sanofi	149,173	15,593
	BNP Paribas SA	154,661	8,974
	EssilorLuxottica SA	41,978	7,328
	Kering SA	10,469	7,262
	AXA SA	252,801	6,840
	Hermes International	4,211	5,807
*	L'Oreal SA	12,394	4,900
	L'Oreal SA	12,253	4,844
	STMicroelectronics NV	96,617	4,056
	Legrand SA	42,194	3,981
	Cie Generale des Etablissements Michelin SCA	26,329	3,624
	Veolia Environnement SA	101,779	3,549
	Teleperformance	9,211	3,418
*	L'Oreal SA (Registered)	8,400	3,321
	Societe Generale SA	112,036	3,168
[3]	Orange SA	247,548	2,993
	Publicis Groupe SA	38,221	2,537
	Carrefour SA	106,584	2,143
	Edenred	45,904	2,089
	Arkema SA	14,099	1,870
*,2	Worldline SA	35,472	1,809
	Getlink SE	110,697	1,805
	Eurofins Scientific SE	17,387	1,764
	Vivendi SE	113,849	1,437
[2]	Euronext NV	15,154	1,368
	Gecina SA	10,474	1,331
*	Rexel SA	56,374	1,241
	Sartorius Stedim Biotech	3,225	1,237
*	Klepierre SA	38,476	1,100

28

ESG International Stock ETF
		Shares	Market Value• ($000)
	SCOR SE	31,975	1,041
	Alstom SA	40,671	1,035
	Valeo	46,460	1,025
	Wendel SE	9,535	968
*	Renault SA	29,187	915
	Sodexo SA	10,944	914
	Covivio	10,249	838
*	Ubisoft Entertainment SA	15,471	829
	Ipsen SA	5,418	630
*	Elis SA	37,834	606
*	Sodexo SA	7,056	589
*	Aeroports de Paris	3,999	565
*	SOITEC	3,350	543
	Faurecia SE	14,316	539
	BioMerieux	4,510	496
	SES SA Class A FDR	57,048	451
	Eurazeo SE	5,174	400
	CNP Assurances	14,936	364
*	Eurazeo SE	4,581	354
*	Eurazeo SE - French Loyalty 2023 Line	3,775	292
*	Lagardere SA	10,069	285
*	SEB SA	1,874	273
[2]	Verallia SA	8,511	223
[2]	Amundi SA	3,111	216
	Nexity SA	5,129	202
	SEB SA	1,373	200
*	SEB SA - French Loyalty 2023 Line	1,328	193
	Coface SA	12,613	168
	Rubis SCA	5,311	165
	Korian SA	7,822	158
	Sopra Steria Group SACA	873	156
*	Sodexo SA French Loyalty Line	1,731	144
	ICADE	1,982	122
*	JCDecaux SA	4,045	114
	Faurecia SE	2,833	109
	Eutelsat Communications SA	9,845	108
	Virbac SA	243	99
*	Solutions 30 SE	10,592	93
	Trigano SA	470	81
	IPSOS	1,643	78
[2]	Maisons du Monde SA	2,904	64
*,3	Air France-KLM	13,438	58
	Metropole Television SA	2,704	54
	Cie Plastic Omnium SA	2,567	54
	Fnac Darty SA	989	54
	Imerys SA	1,232	53
*	Eramet SA	398	52
*,2	Neoen SA	1,359	52
	Rothschild & Co.	1,266	49
*	Akka Technologies	864	47
[2]	ALD SA	3,352	47
	Quadient SA	2,243	41
		Shares	Market Value• ($000)
	Societe BIC SA	755	40
*	Casino Guichard Perrachon SA	2,164	38
	Carmila SA	2,200	38
*	Albioma SA - French Loyalty 2023 Line	828	38
	Interparfums SA	506	37
	Television Francaise 1	3,516	35
	Mercialys SA	3,403	35
*	Beneteau SA	1,768	29
*,2	SMCP SA	3,555	26
*,2	X-Fab Silicon Foundries SE	2,926	23
*	Voltalia SA (Registered)	863	18
*,2	Elior Group SA	3,703	17
	Albioma SA	356	16
*	Lisi SA	498	15
*	ID Logistics Group	42	15
	Vicat SA	393	14
	Jacquet Metals SACA	618	13
	Pharmagest Interactive	152	13
	Robertet SA	14	13
	LISI	376	11
	Orpea SA	210	9
	Vilmorin & Cie SA	169	9
*	Tarkett SA	445	8
*	Albioma Prime Fidelite	187	8
*	Rallye SA	1,426	5
			129,118
Germany (4.6%)
	SAP SE	160,444	18,099
	Mercedes-Benz Group AG	120,968	9,450
	Bayer AG (Registered)	144,287	8,334
	Deutsche Post AG (Registered)	146,179	7,347
	adidas AG	28,250	6,680
	Infineon Technologies AG	189,931	6,427
	Vonovia SE	111,434	5,915
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	19,951	5,473
	Deutsche Boerse AG	25,357	4,316
	Merck KGaA	20,451	4,056
*	Deutsche Bank AG (Registered)	307,270	3,793
	Bayerische Motoren Werke AG Preference Shares	37,342	3,020
	Symrise AG Class A	21,495	2,557
*,2	Zalando SE	36,116	2,390
	Fresenius SE & Co. KGaA	63,386	2,212
	Brenntag SE	25,802	2,163
	Fresenius Medical Care AG & Co. KGaA	33,527	2,151

29

ESG International Stock ETF
		Shares	Market Value• ($000)
[2]	Siemens Healthineers AG	32,715	2,099
	Henkel AG & Co. KGaA	25,987	1,998
	HeidelbergCement AG	30,390	1,972
	Sartorius AG Preference Shares	4,383	1,935
*	Daimler Truck Holding AG	61,312	1,869
*	QIAGEN NV	36,470	1,832
	LEG Immobilien SE	14,235	1,831
	Beiersdorf AG	17,871	1,812
[2]	Covestro AG	34,138	1,805
	Puma SE	19,551	1,793
	Bayerische Motoren Werke AG	18,507	1,782
	Hannover Rueck SE	9,646	1,776
	GEA Group AG	36,220	1,584
*	Commerzbank AG	186,350	1,557
*	Continental AG	17,788	1,516
*,2	Delivery Hero SE	26,704	1,431
	Siemens Energy AG	59,009	1,404
	KION Group AG	16,633	1,333
*	HelloFresh SE	24,030	1,311
[2]	Scout24 SE	20,383	1,189
	Aroundtown SA	190,176	1,173
	LANXESS AG	22,454	1,094
	HUGO BOSS AG	16,026	978
	Henkel AG & Co. KGaA Preference Shares	12,034	955
*	K+S AG (Registered)	34,763	892
	FUCHS PETROLUB SE	27,380	855
	Freenet AG	30,338	808
	ProSiebenSat.1 Media SE	52,861	723
*	Evotec SE	24,086	709
	Knorr-Bremse AG	7,979	703
	Carl Zeiss Meditec AG	4,185	657
	United Internet AG (Registered)	18,118	616
	Nemetschek SE	6,821	605
	Bechtle AG	10,735	551
*	Deutsche Lufthansa AG (Registered)	53,201	404
*,2	TeamViewer AG	22,198	354
	AIXTRON SE	15,910	341
[2]	Befesa SA	4,810	335
	Stabilus SA	5,198	305
	Encavis AG	16,823	286
	Aurubis AG	2,426	284
	Evonik Industries AG	8,948	269
	Deutsche Wohnen SE	6,329	262
	Sixt SE Preference Shares	3,157	257
	Siltronic AG	2,006	228
	Hella GmbH & Co. KGaA	3,181	221
*	flatexDEGIRO AG	10,489	217
	Rational AG	237	174
	CompuGroup Medical SE & Co. KGaA	2,961	166
		Shares	Market Value• ($000)
*	Hypoport SE	397	165
*	Fraport AG Frankfurt Airport Services Worldwide	2,244	152
[2]	ADLER Group SA	10,725	151
	TAG Immobilien AG	5,599	144
	Aareal Bank AG	4,623	141
	VERBIO Vereinigte BioEnergie AG	1,695	132
	Software AG	3,444	130
[3]	Varta AG	1,212	122
	Jungheinrich AG Preference Shares	3,147	114
	CANCOM SE	1,946	111
*,2	Auto1 Group SE	7,541	109
*	Vitesco Technologies Group AG	2,530	106
	Gerresheimer AG	1,351	97
*	Nordex SE	5,479	97
	Wacker Chemie AG	587	91
	Duerr AG	2,463	89
	Stroeer SE & Co. KGaA	1,124	85
	Dermapharm Holding SE	1,167	85
	RTL Group SA	1,505	84
*	Salzgitter AG	1,779	78
*	Nagarro SE	542	77
	1&1 AG	3,146	75
	Grand City Properties SA	3,444	75
*	METRO AG	7,487	70
	Telefonica Deutschland Holding AG	24,368	67
	Basler AG	528	67
[2]	Deutsche Pfandbriefbank AG	5,268	57
	Suedzucker AG	4,134	56
*	Kloeckner & Co. SE	4,052	55
[2]	DWS Group GmbH & Co. KGaA	1,444	53
*,2	Shop Apotheke Europe NV	545	52
	Krones AG	560	51
	Norma Group SE	1,475	51
	GRENKE AG	1,750	50
	Pfeiffer Vacuum Technology AG	249	50
	Deutsche EuroShop AG	2,584	49
	CECONOMY AG	12,329	49
	Hornbach Holding AG & Co. KGaA	361	47
	Talanx AG	1,046	46
	STRATEC SE	359	46
	Eckert & Ziegler Strahlen- und Medizintechnik AG	616	45
	Fielmann AG	747	44
	S&T AG	2,657	42
	CropEnergies AG	2,396	34

30

ESG International Stock ETF
		Shares	Market Value• ($000)
	Deutsche Beteiligungs AG	832	33
	PATRIZIA AG	1,664	32
*	Deutz AG	5,356	31
	Traton SE	1,482	30
	Atoss Software AG	153	30
	BayWa AG	684	28
	Takkt AG	1,500	26
	DIC Asset AG	1,490	25
	Secunet Security Networks AG	59	24
	Washtec AG	418	22
	SMA Solar Technology AG	545	21
	New Work SE	100	18
	Hornbach Baumarkt AG	308	17
	Schaeffler AG Preference Shares	2,248	15
*	ElringKlinger AG	1,438	15
	Wacker Neuson SE	574	14
	Draegerwerk AG & Co. KGaA Preference Shares	235	13
	KWS Saat SE & Co. KGaA	157	11
*	Koenig & Bauer AG	378	10
	FUCHS PETROLUB SE Preference Shares	203	8
	Draegerwerk AG & Co. KGaA	110	6
			147,654
Greece (0.1%)
	Hellenic Telecommunications Organization SA	43,133	863
*	Eurobank Ergasias Services & Holdings SA	596,279	653
*	Alpha Services & Holdings SA	239,109	326
*	National Bank of Greece SA	57,781	214
*	Fourlis Holdings SA	41,041	181
	JUMBO SA	7,191	103
	Hellenic Exchanges - Athens Stock Exchange SA	17,518	77
*	Aegean Airlines SA	11,804	76
*	Piraeus Financial Holdings SA	46,635	74
	Sarantis SA	4,643	38
	Holding Co. ADMIE IPTO SA	12,993	35
	Terna Energy SA	2,372	34
	Viohalco SA	4,507	22
	Athens Water Supply & Sewage Co. SA	1,803	14
*	Ellaktor SA	8,114	12
		Shares	Market Value• ($000)
*	GEK Terna Holding Real Estate Construction SA	1,145	11
*	LAMDA Development SA	930	7
			2,740
Hong Kong (2.0%)
	AIA Group Ltd.	1,751,600	18,188
	Hong Kong Exchanges & Clearing Ltd.	186,400	9,032
	Techtronic Industries Co. Ltd.	197,000	3,301
	Sun Hung Kai Properties Ltd.	245,000	2,848
	Link REIT	311,900	2,520
	BOC Hong Kong Holdings Ltd.	657,000	2,362
	Hang Seng Bank Ltd.	122,000	2,250
	Lenovo Group Ltd.	1,340,000	1,492
	Power Assets Holdings Ltd.	224,500	1,415
	Wharf Real Estate Investment Co. Ltd.	278,000	1,248
	Sino Land Co. Ltd.	890,000	1,123
	Wharf Holdings Ltd.	310,000	1,122
	Hang Lung Properties Ltd.	530,000	1,112
	SITC International Holdings Co. Ltd.	254,000	1,047
	PCCW Ltd.	1,754,590	982
	New World Development Co. Ltd.	238,750	955
	Tingyi Cayman Islands Holding Corp.	394,000	872
[2]	WH Group Ltd.	1,192,592	833
	Hongkong Land Holdings Ltd.	118,200	640
	ASM Pacific Technology Ltd.	51,900	569
	Hysan Development Co. Ltd.	192,000	565
	Swire Properties Ltd.	182,600	475
*	Chow Tai Fook Jewellery Group Ltd.	202,800	421
	MTR Corp. Ltd.	79,500	412
*,2	Samsonite International SA	181,200	406
	Bank of East Asia Ltd.	236,800	399
	AAC Technologies Holdings Inc.	144,000	394
	NWS Holdings Ltd.	389,000	383
	Henderson Land Development Co. Ltd.	88,400	368
	PRADA SpA	47,200	295
	Pacific Basin Shipping Ltd.	550,000	293
	Minth Group Ltd.	76,000	275
	Man Wah Holdings Ltd.	190,400	224

31

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hong Kong Technology Venture Co. Ltd.	202,000	215
	Canvest Environmental Protection Group Co. Ltd.	431,000	210
	Fortune REIT	220,000	207
*,2	Razer Inc.	583,000	189
	Vitasoy International Holdings Ltd.	90,000	167
*	Vobile Group Ltd.	221,000	163
	Microport Scientific Corp.	55,200	154
*	Towngas Smart Energy Co. Ltd.	211,000	150
	Swire Pacific Ltd. Class B	155,000	146
	IGG Inc.	219,000	131
*	MMG Ltd.	360,000	130
	Uni-President China Holdings Ltd.	125,000	130
	CK Infrastructure Holdings Ltd.	21,000	130
	First Pacific Co. Ltd.	304,000	119
	Nexteer Automotive Group Ltd.	109,000	109
	Kerry Logistics Network Ltd.	39,500	96
[2]	BOC Aviation Ltd.	10,200	89
	L'Occitane International SA	25,750	89
	VTech Holdings Ltd.	8,200	67
*	Yue Yuen Industrial Holdings Ltd.	38,000	64
	LK Technology Holdings Ltd.	37,500	63
[2]	AsiaInfo Technologies Ltd.	30,000	56
	Lee & Man Paper Manufacturing Ltd.	85,000	55
*,2	FIT Hon Teng Ltd.	298,000	54
	Swire Pacific Ltd. Class A	9,500	53
	Powerlong Real Estate Holdings Ltd.	104,000	50
	CMBC Capital Holdings Ltd.	164,250	49
	Luk Fook Holdings International Ltd.	18,000	48
*	Glory Sun Financial Group Ltd.	2,156,000	48
[2]	JS Global Lifestyle Co. Ltd.	42,000	48
*	China Travel International Investment Hong Kong Ltd.	228,000	45
	Vesync Co. Ltd.	64,000	45
	Truly International Holdings Ltd.	124,000	43
	HKBN Ltd.	34,000	43
	Hang Lung Group Ltd.	19,000	42
	Prosperity REIT	113,000	42
		Shares	Market Value• ($000)
	Vinda International Holdings Ltd.	14,000	40
	Dairy Farm International Holdings Ltd.	13,900	37
*,2	Everest Medicines Ltd.	12,000	37
	Giordano International Ltd.	178,000	36
*,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	57,500	36
	Lee's Pharmaceutical Holdings Ltd.	91,500	33
	Powerlong Commercial Management Holdings Ltd.	19,000	33
	EC Healthcare	31,000	31
	Value Partners Group Ltd.	62,000	30
	Kerry Properties Ltd.	10,500	29
	SUNeVision Holdings Ltd.	33,000	29
	Texhong Textile Group Ltd.	23,000	29
*	Pou Sheng International Holdings Ltd.	186,000	28
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	25,200	28
	Johnson Electric Holdings Ltd.	16,000	27
*	Realord Group Holdings Ltd.	22,000	27
	Singamas Container Holdings Ltd.	186,000	26
	Champion REIT	50,000	23
*	Cathay Pacific Airways Ltd.	26,181	23
	Haitong International Securities Group Ltd.	101,000	22
	Cafe de Coral Holdings Ltd.	14,000	21
	VSTECS Holdings Ltd.	20,000	21
	Shui On Land Ltd.	108,500	16
	Stella International Holdings Ltd.	15,500	16
[2]	Crystal International Group Ltd.	45,000	15
	Sunlight REIT	28,000	14
	C-Mer Eye Care Holdings Ltd.	20,000	14
*	Cosmopolitan International Holdings Ltd.	80,000	14
	United Laboratories International Holdings Ltd.	24,000	13
*	FIH Mobile Ltd.	91,000	13
*	China LNG Group Ltd.	276,000	13
[2]	IMAX China Holding Inc.	9,500	13
*,2	Frontage Holdings Corp.	26,000	12

32

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Apollo Future Mobility Group Ltd.	240,000	12
*	Digital Domain Holdings Ltd.	146,000	11
	K Wah International Holdings Ltd.	26,000	10
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	7,000	10
*	Esprit Holdings Ltd.	79,050	9
	Asia Cement China Holdings Corp.	15,000	9
*,2	Antengene Corp. Ltd.	6,500	5
	CITIC Telecom International Holdings Ltd.	12,000	4
[2]	VPower Group International Holdings Ltd.	24,000	4
*	Sa Sa International Holdings Ltd.	14,000	3
	Guotai Junan International Holdings Ltd.	25,000	3
*,1	MH Development Ltd.	6,000	1
			63,240
Hungary (0.1%)
*	OTP Bank Nyrt.	38,633	1,474
	Richter Gedeon Nyrt.	43,443	912
			2,386
India (3.5%)
	Infosys Ltd.	499,356	11,380
	Housing Development Finance Corp. Ltd.	244,925	7,741
	Hindustan Unilever Ltd.	120,603	3,488
*	Axis Bank Ltd.	310,516	3,081
	Bajaj Finance Ltd.	31,157	2,917
*	Bharti Airtel Ltd.	304,014	2,780
	Asian Paints Ltd.	61,901	2,616
	HCL Technologies Ltd.	145,550	2,189
	ICICI Bank Ltd.	206,059	2,041
	Titan Co. Ltd.	56,581	1,922
	Maruti Suzuki India Ltd.	17,277	1,915
	Sun Pharmaceutical Industries Ltd.	136,806	1,537
	State Bank of India	235,355	1,520
*	Adani Green Energy Ltd.	57,636	1,418
	UltraTech Cement Ltd.	15,389	1,347
	Wipro Ltd.	165,999	1,228
	Power Grid Corp. of India Ltd.	425,351	1,184
*,2	Avenue Supermarts Ltd.	20,105	1,163
	Nestle India Ltd.	4,807	1,129
	Bajaj Finserv Ltd.	5,181	1,111
	Grasim Industries Ltd.	51,046	1,089
*	Adani Transmission Ltd.	35,255	1,005
		Shares	Market Value• ($000)
	Divi's Laboratories Ltd.	16,942	963
	Apollo Hospitals Enterprise Ltd.	12,980	831
[2]	HDFC Life Insurance Co. Ltd.	118,597	827
	Cipla Ltd.	66,919	824
	Tata Consumer Products Ltd.	83,815	803
	Dr Reddy's Laboratories Ltd.	14,669	792
	Adani Total Gas Ltd.	37,418	792
[2]	SBI Life Insurance Co. Ltd.	55,567	786
	Britannia Industries Ltd.	15,176	693
	Info Edge India Ltd.	10,733	638
	SRF Ltd.	18,413	586
	Shree Cement Ltd.	1,787	582
	Cholamandalam Investment & Finance Co. Ltd.	62,966	581
[2]	ICICI Lombard General Insurance Co. Ltd.	33,152	558
	Pidilite Industries Ltd.	16,819	538
	Havells India Ltd.	33,236	525
	Dabur India Ltd.	67,727	508
	Voltas Ltd.	29,574	497
	Embassy Office Parks REIT	97,996	488
*	Indus Towers Ltd.	168,983	485
	Shriram Transport Finance Co. Ltd.	32,065	482
	Mphasis Ltd.	11,541	479
	Eicher Motors Ltd.	13,806	477
*	Godrej Consumer Products Ltd.	46,384	474
	Marico Ltd.	68,482	469
	Jubilant Foodworks Ltd.	11,984	466
[2]	Bandhan Bank Ltd.	111,346	455
	Hero MotoCorp Ltd.	13,263	449
*	Max Financial Services Ltd.	39,267	434
	Piramal Enterprises Ltd.	15,598	431
	Tata Elxsi Ltd.	4,728	406
*	SBI Cards & Payment Services Ltd.	37,624	394
	Trent Ltd.	26,588	393
	Finolex Industries Ltd.	182,853	374
	Page Industries Ltd.	660	372
	Ambuja Cements Ltd.	88,120	369
	Zee Entertainment Enterprises Ltd.	119,688	367
	Persistent Systems Ltd.	6,594	347
	ACC Ltd.	12,409	346
*,2	AU Small Finance Bank Ltd.	21,472	345
	Indian Railway Catering & Tourism Corp. Ltd.	31,778	345

33

ESG International Stock ETF
		Shares	Market Value• ($000)
*,2	InterGlobe Aviation Ltd.	13,517	338
	Colgate-Palmolive India Ltd.	16,953	327
	DLF Ltd.	69,777	327
	PI Industries Ltd.	9,854	324
[2]	Laurus Labs Ltd.	44,502	322
	Tanla Platforms Ltd.	14,741	309
	Motherson Sumi Systems Ltd.	148,488	299
	Astral Ltd.	11,549	299
	Indraprastha Gas Ltd.	64,138	297
	Aurobindo Pharma Ltd.	34,962	291
	IIFL Finance Ltd.	73,316	291
	Federal Bank Ltd.	224,781	291
	Crompton Greaves Consumer Electricals Ltd.	49,883	285
	Tata Communications Ltd.	17,870	282
	Tube Investments of India Ltd.	13,884	281
	Escorts Ltd.	11,319	279
*	APL Apollo Tubes Ltd.	23,790	271
	Bajaj Auto Ltd.	5,693	268
	Sundaram Finance Ltd.	10,445	265
*	Max Healthcare Institute Ltd.	51,296	256
*	Biocon Ltd.	54,871	255
	Gujarat Gas Ltd.	32,791	255
	Berger Paints India Ltd.	27,607	254
	Lupin Ltd.	25,054	249
	Deepak Nitrite Ltd.	9,317	249
[2]	ICICI Prudential Life Insurance Co. Ltd.	38,742	247
	Indian Hotels Co. Ltd.	92,172	246
[2]	HDFC Asset Management Co. Ltd.	8,794	245
	LIC Housing Finance Ltd.	53,107	243
	Carborundum Universal Ltd.	22,595	242
	Aarti Industries Ltd.	19,515	241
*	IDFC First Bank Ltd.	428,610	241
	Ipca Laboratories Ltd.	18,440	241
	Muthoot Finance Ltd.	13,150	238
[2]	Mindspace Business Parks REIT	50,203	238
	Supreme Industries Ltd.	8,648	236
	Petronet LNG Ltd.	80,884	232
	Container Corp. of India Ltd.	29,019	232
	Dalmia Bharat Ltd.	10,983	229
*	Aavas Financiers Ltd.	6,115	228
	Emami Ltd.	34,228	226
	Torrent Power Ltd.	35,760	226
	Blue Star Ltd.	15,831	226
	KPIT Technologies Ltd.	29,247	223
		Shares	Market Value• ($000)
	Ramco Cements Ltd.	21,062	221
*	Godrej Properties Ltd.	10,873	218
	Atul Ltd.	1,769	218
	Can Fin Homes Ltd.	27,624	214
	Navin Fluorine International Ltd.	4,126	214
	Dixon Technologies India Ltd.	3,698	213
	NMDC Ltd.	110,124	211
	Polycab India Ltd.	6,607	209
	Avanti Feeds Ltd.	32,443	207
	Redington India Ltd.	99,304	203
	Amara Raja Batteries Ltd.	27,205	203
*	Affle India Ltd.	12,443	203
	Prestige Estates Projects Ltd.	33,210	201
	Tata Chemicals Ltd.	17,819	200
	Gillette India Ltd.	2,892	199
	Suven Pharmaceuticals Ltd.	29,059	198
	City Union Bank Ltd.	116,325	194
	Cholamandalam Financial Holdings Ltd.	22,498	193
*	TeamLease Services Ltd.	3,525	193
	Coromandel International Ltd.	18,638	192
*	Fortis Healthcare Ltd.	57,049	187
	Brigade Enterprises Ltd.	27,656	183
	Schaeffler India Ltd.	7,530	183
*	Bank of Baroda	126,839	181
	Power Finance Corp. Ltd.	121,687	178
	Relaxo Footwears Ltd.	10,859	176
*	V-Mart Retail Ltd.	3,833	174
	JK Cement Ltd.	4,602	174
*,2	RBL Bank Ltd.	96,422	172
	Kajaria Ceramics Ltd.	11,828	171
	Torrent Pharmaceuticals Ltd.	4,643	170
	PTC India Ltd.	148,498	168
*	Oberoi Realty Ltd.	13,834	168
	Rajesh Exports Ltd.	17,954	167
	KEI Industries Ltd.	12,607	167
*	Gujarat Fluorochemicals Ltd.	4,820	166
	SKF India Ltd.	3,474	166
	Bayer CropScience Ltd.	2,800	164
	Care Ratings Ltd.	22,951	164
*	IDFC Ltd.	209,109	162
	KEC International Ltd.	26,052	162
	AIA Engineering Ltd.	7,314	158
	Central Depository Services India Ltd.	8,717	158
	Balkrishna Industries Ltd.	6,406	156
	Honeywell Automation India Ltd.	286	156
*	Vodafone Idea Ltd.	1,123,026	155

34

ESG International Stock ETF
		Shares	Market Value• ($000)
	Bosch Ltd.	727	153
	Birlasoft Ltd.	28,130	153
[2]	Nippon Life India Asset Management Ltd.	37,289	153
	Sobha Ltd.	14,591	151
	Mahindra & Mahindra Financial Services Ltd.	77,702	151
	Bajaj Holdings & Investment Ltd.	2,162	150
	National Aluminium Co. Ltd.	91,565	149
[2]	Indian Energy Exchange Ltd.	54,105	149
	REC Ltd.	90,441	147
*	Narayana Hrudayalaya Ltd.	16,140	147
	PNC Infratech Ltd.	41,475	147
	Thermax Ltd.	6,011	145
	eClerx Services Ltd.	5,045	145
*	Canara Bank	48,953	144
*,1	Gateway Rail Freight Ltd.	154,364	144
	Manappuram Finance Ltd.	93,394	142
*	Suzlon Energy Ltd.	1,131,063	142
*	IRB Infrastructure Developers Ltd.	49,195	142
	Oracle Financial Services Software Ltd.	3,124	141
*	EIH Ltd.	81,324	141
	Zydus Wellnes Ltd.	6,698	141
*	Bajaj Electricals Ltd.	9,251	141
[2]	ICICI Securities Ltd.	15,669	139
	Sumitomo Chemical India Ltd.	27,465	138
	Akzo Nobel India Ltd.	5,519	138
*	Intellect Design Arena Ltd.	15,767	138
*,2	Aster DM Healthcare Ltd.	60,595	138
	Balrampur Chini Mills Ltd.	25,755	137
	Bombay Burmah Trading Co.	10,636	136
	Coforge Ltd.	2,208	134
*	DCB Bank Ltd.	137,020	134
	V-Guard Industries Ltd.	50,797	132
	CRISIL Ltd.	3,429	132
	JM Financial Ltd.	144,324	131
	Bata India Ltd.	5,396	130
[2]	Godrej Agrovet Ltd.	21,051	130
[2]	Dr Lal PathLabs Ltd.	3,876	130
	Shriram City Union Finance Ltd.	6,124	129
*	Equitas Holdings Ltd.	89,466	128
	Natco Pharma Ltd.	10,974	127
	Poly Medicure Ltd.	12,009	127
	Mahanagar Gas Ltd.	12,969	126
*	Aditya Birla Capital Ltd.	88,884	125
	Sundram Fasteners Ltd.	10,931	124
		Shares	Market Value• ($000)
	Edelweiss Financial Services Ltd.	169,856	124
*,2	Syngene International Ltd.	17,179	124
	Gujarat Pipavav Port Ltd.	109,491	123
	Kansai Nerolac Paints Ltd.	20,323	123
	Orient Electric Ltd.	27,671	122
	EPL Ltd.	57,947	122
[2]	IndiaMart InterMesh Ltd.	1,910	122
	Happiest Minds Technologies Ltd.	9,337	122
	Linde India Ltd.	3,212	118
	Alkyl Amines Chemicals	2,943	118
	Glenmark Pharmaceuticals Ltd.	19,567	117
[2]	Metropolis Healthcare Ltd.	4,469	117
	Phoenix Mills Ltd.	9,110	116
	Motilal Oswal Financial Services Ltd.	9,857	116
	Hindustan Zinc Ltd.	27,472	115
	Kaveri Seed Co. Ltd.	17,682	115
	Computer Age Management Services Ltd.	3,410	114
	TVS Motor Co. Ltd.	13,557	112
	Cadila Healthcare Ltd.	23,350	112
	Minda Industries Ltd.	9,005	111
	Zensar Technologies Ltd.	23,716	110
	Chambal Fertilisers & Chemicals Ltd.	21,196	107
	Sterlite Technologies Ltd.	45,252	107
	Pfizer Ltd.	1,775	104
*	Westlife Development Ltd.	16,809	104
*	Godrej Industries Ltd.	14,866	103
*	Alok Industries Ltd.	320,847	103
	Vaibhav Global Ltd.	18,866	103
	Finolex Cables Ltd.	18,603	102
	JB Chemicals & Pharmaceuticals Ltd.	4,726	102
*	Amber Enterprises India Ltd.	2,203	102
	Granules India Ltd.	26,332	102
*	CreditAccess Grameen Ltd.	10,221	102
*	Sun Pharma Advanced Research Co. Ltd.	28,046	101
	DCM Shriram Ltd.	7,257	101
	Exide Industries Ltd.	50,415	100
	Sonata Software Ltd.	10,220	100
*	Aditya Birla Fashion & Retail Ltd.	27,268	98
[2]	Eris Lifesciences Ltd.	10,862	98
	Vinati Organics Ltd.	3,971	98
*	PVR Ltd.	4,423	97

35

ESG International Stock ETF
		Shares	Market Value• ($000)
[2]	Quess Corp. Ltd.	11,436	96
	JK Lakshmi Cement Ltd.	16,022	96
	Ajanta Pharma Ltd.	4,160	95
	NCC Ltd.	113,086	94
	Praj Industries Ltd.	20,435	93
	GlaxoSmithKline Pharmaceuticals Ltd.	4,423	89
	NHPC Ltd.	241,841	88
	EID Parry India Ltd.	15,993	88
	AstraZeneca Pharma India Ltd.	2,527	88
*	IFCI Ltd.	520,947	86
	Indiabulls Housing Finance Ltd.	42,776	86
*,2	PNB Housing Finance Ltd.	15,543	85
	Alkem Laboratories Ltd.	1,926	84
	Jubilant Pharmova Ltd. Class A	15,700	83
	Karnataka Bank Ltd.	101,832	81
	Rallis India Ltd.	25,921	81
	Welspun India Ltd.	56,513	79
	Alembic Pharmaceuticals Ltd.	7,940	77
	Castrol India Ltd.	53,865	77
	Balaji Amines Ltd.	1,955	75
*	Bank of India	118,961	74
	India Cements Ltd.	27,361	74
	Symphony Ltd.	5,659	74
	Apollo Tyres Ltd.	29,008	72
	Indian Bank	37,677	72
[2]	Dilip Buildcon Ltd.	20,052	72
	Century Textiles & Industries Ltd.	6,847	70
	Bajaj Consumer Care Ltd.	32,552	70
	Procter & Gamble Health Ltd.	1,146	70
	Jubilant Ingrevia Ltd.	10,447	70
*	Punjab National Bank	148,444	69
	TTK Prestige Ltd.	6,540	69
	Strides Pharma Science Ltd.	15,586	66
	Firstsource Solutions Ltd.	38,991	66
	Karur Vysya Bank Ltd.	102,986	65
	Whirlpool of India Ltd.	2,819	63
*	Dhani Services Ltd.	59,058	62
	Multi Commodity Exchange of India Ltd.	3,581	61
	Graphite India Ltd.	9,586	60
[2]	Endurance Technologies Ltd.	3,406	60
*	TV18 Broadcast Ltd.	71,623	59
*,1	Motherson Sumi Wiring India Ltd.	127,483	59
*	South Indian Bank Ltd.	522,267	56
*	Just Dial Ltd.	5,648	56
		Shares	Market Value• ($000)
	KRBL Ltd.	20,932	54
	Welspun Corp. Ltd.	28,252	54
*	Indiabulls Real Estate Ltd.	36,691	53
*	Raymond Ltd.	5,062	50
*	Union Bank of India Ltd.	93,939	50
	HEG Ltd.	3,160	48
	Jindal Saw Ltd.	39,281	46
*,2	New India Assurance Co. Ltd.	29,106	46
	NBCC India Ltd.	85,173	44
	Infibeam Avenues Ltd.	82,539	43
	Rain Industries Ltd.	16,752	42
	Aegis Logistics Ltd.	17,303	39
*	Mahindra CIE Automotive Ltd.	13,997	36
	Vakrangee Ltd.	86,136	36
	Ceat Ltd.	2,725	35
*	Future Consumer Ltd.	340,222	33
*,2	General Insurance Corp. of India	20,787	32
	WABCO India Ltd.	151	15
*	Yes Bank Ltd.	54,048	10
			112,610
Indonesia (0.5%)
	Bank Central Asia Tbk. PT	6,792,816	3,835
	Bank Rakyat Indonesia Persero Tbk. PT	10,774,096	3,445
	Telkom Indonesia Persero Tbk. PT	8,980,000	2,711
	Bank Mandiri Persero Tbk. PT	3,644,500	1,970
	Bank Negara Indonesia Persero Tbk. PT	1,711,800	959
	Charoen Pokphand Indonesia Tbk. PT	1,208,900	490
	Tower Bersama Infrastructure Tbk. PT	1,219,600	251
	Matahari Department Store Tbk. PT	705,800	225
*	Summarecon Agung Tbk. PT	4,030,906	196
	Sarana Menara Nusantara Tbk. PT	2,416,400	175
	Indah Kiat Pulp & Paper Tbk. PT	306,500	173
	Unilever Indonesia Tbk. PT	560,400	144
	Kalbe Farma Tbk. PT	1,198,100	137
	Barito Pacific Tbk. PT	1,969,200	123
	Indofood Sukses Makmur Tbk. PT	280,800	121
	Indocement Tunggal Prakarsa Tbk. PT	143,400	110
	Ciputra Development Tbk. PT	1,212,800	78

36

ESG International Stock ETF
		Shares	Market Value• ($000)
	Indofood CBP Sukses Makmur Tbk. PT	132,300	78
*	Bank Bukopin Tbk. PT	3,577,300	66
	BFI Finance Indonesia Tbk. PT	723,600	65
	Bank BTPN Syariah Tbk. PT	213,700	54
*	Smartfren Telecom Tbk. PT	9,186,800	51
*	Surya Citra Media Tbk. PT	2,787,300	50
	Japfa Comfeed Indonesia Tbk. PT	449,400	49
	XL Axiata Tbk. PT	228,900	46
	Vale Indonesia Tbk. PT	113,500	43
*	Ramayana Lestari Sentosa Tbk. PT	945,400	42
	Ace Hardware Indonesia Tbk. PT	552,200	41
*	Pakuwon Jati Tbk. PT	1,250,600	40
*	Adhi Karya Persero Tbk. PT	736,100	39
*	Mitra Adiperkasa Tbk. PT	706,400	39
*	Global Mediacom Tbk. PT	2,154,300	38
*	Bumi Serpong Damai Tbk. PT	586,000	38
*	Wijaya Karya Persero Tbk. PT	489,100	35
*	Waskita Karya Persero Tbk. PT	840,019	34
	Indosat Tbk. PT	85,600	33
*	Bank Tabungan Negara Persero Tbk. PT	258,100	32
*	Bank Raya Indonesia Tbk. PT	324,651	32
	Astra Agro Lestari Tbk. PT	38,600	31
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	269,900	26
*	Surya Semesta Internusa Tbk. PT	980,500	23
	Mitra Keluarga Karyasehat Tbk. PT	145,200	22
*	Jasa Marga Persero Tbk. PT	85,400	20
*	Panin Financial Tbk. PT	1,250,200	15
*	Krakatau Steel Persero Tbk. PT	423,700	11
	Media Nusantara Citra Tbk. PT	131,500	8
*,1	Trada Alam Minera Tbk. PT	477,100	2
			16,246
Ireland (0.2%)
	Kerry Group plc Class A	22,040	2,626
	Kingspan Group plc	22,520	2,199
*	Bank of Ireland Group plc	116,662	774
	Kingspan Group plc	2,173	208
		Shares	Market Value• ($000)
	Glanbia plc	9,710	136
*	AIB Group plc	42,550	112
*	Dalata Hotel Group plc	22,784	107
*	Irish Continental Group plc	12,408	56
	Hibernia REIT plc	27,346	36
	Cairn Homes plc	15,088	22
	Glanbia plc	28	—
			6,276
Israel (0.5%)
	Bank Leumi Le-Israel BM	254,437	2,756
*	Nice Ltd.	10,761	2,434
	Bank Hapoalim BM	222,490	2,358
	ICL Group Ltd.	168,767	1,917
	Israel Discount Bank Ltd. Class A	278,425	1,836
*	Tower Semiconductor Ltd.	12,643	591
*	Nova Ltd.	3,706	406
	Azrieli Group Ltd.	4,682	399
	Reit 1 Ltd.	51,819	343
*	Bezeq The Israeli Telecommunication Corp. Ltd.	204,451	336
	Mizrahi Tefahot Bank Ltd.	8,571	335
*	Enlight Renewable Energy Ltd.	89,159	215
	Mivne Real Estate KD Ltd.	45,887	180
	Fox Wizel Ltd.	884	150
	Alony Hetz Properties & Investments Ltd.	7,474	131
*	Camtek Ltd.	3,164	105
	Danel Adir Yeoshua Ltd.	456	99
	Harel Insurance Investments & Financial Services Ltd.	7,808	95
	Sella Capital Real Estate Ltd.	28,244	93
	Gav-Yam Lands Corp. Ltd.	7,392	90
	Electra Ltd.	118	88
*	Shikun & Binui Ltd.	13,816	84
	AFI Properties Ltd.	1,404	82
*	Clal Insurance Enterprises Holdings Ltd.	3,453	81
	Strauss Group Ltd.	2,397	79
*	Partner Communications Co. Ltd.	10,263	79
	Maytronics Ltd.	3,657	79
	Hilan Ltd.	1,236	74
*	Summit Real Estate Holdings Ltd.	3,302	74
	Big Shopping Centers Ltd.	489	72
	Kenon Holdings Ltd.	1,215	69

37

ESG International Stock ETF
		Shares	Market Value• ($000)
	Matrix IT Ltd.	2,289	62
	Shapir Engineering & Industry Ltd.	6,114	60
	Delta Galil Industries Ltd.	841	58
	Shufersal Ltd.	6,508	58
	FIBI Holdings Ltd.	1,143	54
*	OPC Energy Ltd.	4,796	54
*	Menora Mivtachim Holdings Ltd.	2,250	53
	AudioCodes Ltd.	1,648	47
*	Allot Ltd.	5,846	47
	Gazit-Globe Ltd.	5,007	44
*	Kamada Ltd.	7,488	43
*	Cellcom Israel Ltd.	8,441	43
	Sapiens International Corp. NV	1,510	41
	Formula Systems 1985 Ltd.	398	40
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	460	38
	Mega Or Holdings Ltd.	623	25
	First International Bank of Israel Ltd.	505	22
	IDI Insurance Co. Ltd.	493	17
	Ashtrom Group Ltd.	605	17
*	Tera Light Ltd.	8,076	17
*	Gilat Satellite Networks Ltd.	1,872	15
			16,585
Italy (1.3%)
	Intesa Sanpaolo SpA	2,267,128	5,796
	Ferrari NV	19,117	4,108
	UniCredit SpA	317,772	4,015
	Stellantis NV	209,875	3,814
	Moncler SpA	39,544	2,375
	Terna - Rete Elettrica Nazionale	281,605	2,307
	FinecoBank Banca Fineco SpA	124,227	2,070
	Mediobanca Banca di Credito Finanziario SpA	162,074	1,688
	Stellantis NV	73,590	1,342
*,2	Nexi SpA	82,275	1,124
	Interpump Group SpA	19,029	1,027
*	Atlantia SpA	55,251	1,016
	Telecom Italia SpA (Bearer)	2,346,018	974
	Banco BPM SpA	256,201	879
	Amplifon SpA	15,541	667
	Recordati Industria Chimica e Farmaceutica SpA	13,555	663
	Reply SpA	3,297	538
	DiaSorin SpA	3,257	487
		Shares	Market Value• ($000)
	Banca Popolare di Sondrio SCPA	115,338	455
	Azimut Holding SpA	18,768	448
[2]	Pirelli & C SpA	55,881	308
	A2A SpA	167,400	299
*	Biesse SpA	13,145	288
	Falck Renewables SpA	28,651	282
[2]	Poste Italiane SpA	23,237	267
	De' Longhi SpA	7,546	239
[2]	Anima Holding SpA	46,105	218
	ERG SpA	6,125	193
	Telecom Italia SpA (Registered)	456,612	192
[2]	Infrastrutture Wireless Italiane SpA	18,074	185
	Banca IFIS SpA	8,740	184
[2]	Carel Industries SpA	7,446	182
	Gruppo MutuiOnline SpA	3,987	165
	Tinexta SpA	5,052	162
*	Arnoldo Mondadori Editore SpA	73,257	161
	Tamburi Investment Partners SpA	15,502	150
	Sesa SpA	932	149
	Italgas SpA	22,082	143
	Rizzoli Corriere Della Sera Mediagroup SpA	155,494	142
[2]	BFF Bank SpA	19,355	139
	Unipol Gruppo SpA	26,897	137
*	Brunello Cucinelli SpA	2,376	133
*	Autogrill SpA	16,360	124
	DeA Capital SpA	88,592	124
[3]	Maire Tecnimont SpA	37,554	118
	BPER Banca	58,188	116
*	Immobiliare Grande Distribuzione SIIQ SpA	22,995	116
	Hera SpA	28,212	109
[2]	Technogym SpA	13,177	104
	Banca Mediolanum SpA	11,580	95
	Banca Generali SpA	2,385	88
	Buzzi Unicem SpA	4,390	84
	Brembo SpA	6,867	81
[2]	doValue SpA	9,811	79
*	Salvatore Ferragamo SpA	3,482	76
[3]	Webuild SpA	39,750	75
[2]	GVS SpA	6,699	67
	Iren SpA	20,803	59
	Credito Emiliano SpA	6,294	45
	UnipolSai Assicurazioni SpA	14,275	39
*,2	Enav SpA	8,501	39
	Datalogic SpA	2,377	33
	MARR SpA	1,358	25
	Italmobiliare SpA	736	25
	Danieli & C Officine Meccaniche SpA	1,043	24

38

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Tod's SpA	471	24
*	Societa Cattolica Di Assicurazione SpA	3,772	23
*	CIR SpA-Compagnie Industriali	48,772	22
	Danieli & C Officine Meccaniche SpA Saving Shares	1,406	22
*,3	Juventus Football Club SpA	47,511	19
	Piaggio & C SpA	6,297	19
[2]	RAI Way SpA	3,084	17
	SOL SpA	843	17
	Zignago Vetro SpA	1,065	15
*,3	Banca Monte dei Paschi di Siena SpA	11,008	11
	Cementir Holding NV	1,388	11
*	Webuild SpA Warrants Exp. 8/2/30	3,597	2
*	Banca Popolare di Sondrio SCPA Rights Exp. 3/7/22	105,119	—
			42,058
Japan (16.6%)
	Toyota Motor Corp.	1,793,000	32,805
	Sony Group Corp.	183,200	18,718
	Keyence Corp.	24,300	11,494
	Mitsubishi UFJ Financial Group Inc.	1,758,200	10,794
	Tokyo Electron Ltd.	19,400	9,521
	SoftBank Group Corp.	198,200	8,894
	Shin-Etsu Chemical Co. Ltd.	55,300	8,637
	Recruit Holdings Co. Ltd.	202,249	8,537
	KDDI Corp.	249,800	8,129
	Honda Motor Co. Ltd.	255,800	7,771
	Takeda Pharmaceutical Co. Ltd.	235,157	7,170
	Hoya Corp.	53,300	6,943
	Nintendo Co. Ltd.	13,700	6,938
	Sumitomo Mitsui Financial Group Inc.	195,300	6,926
	Daiichi Sankyo Co. Ltd.	283,400	6,914
	Murata Manufacturing Co. Ltd.	91,400	6,212
	FANUC Corp.	32,600	5,989
	Tokio Marine Holdings Inc.	103,300	5,878
	Seven & i Holdings Co. Ltd.	120,600	5,868
	Nidec Corp.	66,600	5,790
	Nippon Telegraph & Telephone Corp.	183,100	5,262
	SoftBank Corp.	404,943	5,116
	Mizuho Financial Group Inc.	377,120	4,970
	Astellas Pharma Inc.	293,600	4,898
		Shares	Market Value• ($000)
	Denso Corp.	68,300	4,803
	Fujitsu Ltd.	32,700	4,751
	Central Japan Railway Co.	30,700	4,148
	SMC Corp.	6,900	4,122
	ORIX Corp.	201,700	3,998
	Canon Inc.	165,800	3,902
	Bridgestone Corp.	93,100	3,834
	Kao Corp.	78,200	3,656
	Panasonic Corp.	350,000	3,655
	Dai-ichi Life Holdings Inc.	169,800	3,526
	Fast Retailing Co. Ltd.	6,500	3,506
	Mitsui Fudosan Co. Ltd.	155,100	3,452
	Chugai Pharmaceutical Co. Ltd.	103,500	3,433
	Shiseido Co. Ltd.	59,800	3,432
	Olympus Corp.	168,200	3,416
	Terumo Corp.	103,700	3,368
	FUJIFILM Holdings Corp.	52,400	3,331
	Kubota Corp.	182,600	3,276
	Shionogi & Co. Ltd.	49,200	3,271
	Suzuki Motor Corp.	78,900	3,142
	East Japan Railway Co.	52,300	3,107
	Kyocera Corp.	51,400	2,958
	Advantest Corp.	36,700	2,949
	Daiwa House Industry Co. Ltd.	103,700	2,941
	Mitsubishi Estate Co. Ltd.	188,100	2,872
	Secom Co. Ltd.	38,800	2,850
	Bandai Namco Holdings Inc.	37,600	2,757
	Sysmex Corp.	34,200	2,738
	Ajinomoto Co. Inc.	92,900	2,707
	Aeon Co. Ltd.	118,900	2,694
*	Japan Post Holdings Co. Ltd.	321,567	2,658
	Sompo Holdings Inc.	60,200	2,614
	MS&AD Insurance Group Holdings Inc.	77,200	2,612
	Unicharm Corp.	64,700	2,439
	M3 Inc.	64,100	2,412
	Sumitomo Mitsui Trust Holdings Inc.	67,700	2,406
	Omron Corp.	34,800	2,368
	Nomura Holdings Inc.	516,800	2,358
	Nitto Denko Corp.	31,900	2,328
	NTT Data Corp.	118,400	2,249
	Eisai Co. Ltd.	44,800	2,223
	Ono Pharmaceutical Co. Ltd.	89,400	2,201
	Toyota Industries Corp.	28,500	2,168
	Asahi Kasei Corp.	227,300	2,133
	Resona Holdings Inc.	476,750	2,132
	Sekisui House Ltd.	102,800	2,096

39

ESG International Stock ETF
		Shares	Market Value• ($000)
	Sumitomo Electric Industries Ltd.	156,400	2,076
	Shimano Inc.	8,800	2,049
	Z Holdings Corp.	416,900	2,041
	Sumitomo Realty & Development Co. Ltd.	68,900	2,027
	Lasertec Corp.	10,800	2,002
	Yaskawa Electric Corp.	49,900	1,998
	NEC Corp.	45,800	1,982
	Daiwa Securities Group Inc.	324,400	1,918
	Dentsu Group Inc.	47,800	1,907
	Japan Exchange Group Inc.	99,300	1,859
	Shimadzu Corp.	51,300	1,848
	West Japan Railway Co.	42,751	1,844
	Yakult Honsha Co. Ltd.	33,738	1,831
	Mitsubishi Chemical Holdings Corp.	256,100	1,819
*	Renesas Electronics Corp.	153,477	1,808
	MINEBEA MITSUMI Inc.	76,800	1,686
	Sumitomo Chemical Co. Ltd.	350,500	1,673
	TDK Corp.	41,000	1,659
	T&D Holdings Inc.	114,100	1,657
	Nomura Research Institute Ltd.	46,300	1,625
	Toray Industries Inc.	284,000	1,620
	Dai Nippon Printing Co. Ltd.	60,400	1,577
	Aisin Corp.	43,100	1,570
	TOTO Ltd.	36,200	1,524
	MEIJI Holdings Co. Ltd.	25,200	1,512
	SG Holdings Co. Ltd.	71,334	1,512
	Nissan Chemical Corp.	26,300	1,495
	Nexon Co. Ltd.	67,300	1,470
*	Nissan Motor Co. Ltd.	303,800	1,449
	Sekisui Chemical Co. Ltd.	86,400	1,415
	Concordia Financial Group Ltd.	345,000	1,404
*	Kintetsu Group Holdings Co. Ltd.	46,500	1,397
	Toho Co. Ltd. (Tokyo)	33,500	1,397
	Yamato Holdings Co. Ltd.	69,100	1,357
	Makita Corp.	37,900	1,351
	Pan Pacific International Holdings Corp.	82,400	1,349
	Tokyu Corp.	101,000	1,347
	Hamamatsu Photonics KK	26,500	1,343
	SBI Holdings Inc.	50,500	1,325
	Azbil Corp.	34,700	1,317
	Kyowa Kirin Co. Ltd.	51,300	1,313
	Isuzu Motors Ltd.	96,600	1,306
	Brother Industries Ltd.	71,500	1,301
	Taiyo Yuden Co. Ltd.	28,600	1,293
		Shares	Market Value• ($000)
	Lixil Corp.	57,800	1,288
	MISUMI Group Inc.	40,100	1,286
	Nippon Paint Holdings Co. Ltd.	141,913	1,270
	Chiba Bank Ltd.	201,300	1,265
	Kuraray Co. Ltd.	133,700	1,255
	Yamaha Motor Co. Ltd.	55,400	1,245
	Odakyu Electric Railway Co. Ltd.	74,300	1,226
	Tobu Railway Co. Ltd.	49,200	1,209
	Shizuoka Bank Ltd.	161,900	1,197
	Kurita Water Industries Ltd.	28,400	1,174
	Oji Holdings Corp.	229,400	1,172
	Mitsui Chemicals Inc.	45,700	1,168
	Nippon Building Fund Inc.	193	1,106
	Santen Pharmaceutical Co. Ltd.	96,000	1,094
	Ricoh Co. Ltd.	127,900	1,091
	Koito Manufacturing Co. Ltd.	21,000	1,086
	Seiko Epson Corp.	70,600	1,086
	NH Foods Ltd.	28,400	1,066
	Haseko Corp.	82,600	1,054
	Nitori Holdings Co. Ltd.	6,900	1,038
	Ibiden Co. Ltd.	21,200	1,035
	Aozora Bank Ltd.	44,800	1,009
	Hisamitsu Pharmaceutical Co. Inc.	31,200	997
	SUMCO Corp.	58,700	980
	Stanley Electric Co. Ltd.	40,600	965
*	Mazda Motor Corp.	123,300	912
	Marui Group Co. Ltd.	46,300	911
	Toyo Suisan Kaisha Ltd.	21,500	904
	JSR Corp.	28,700	903
	CyberAgent Inc.	65,500	857
	Yamada Holdings Co. Ltd.	242,300	841
	Keio Corp.	20,200	827
	Nippon Prologis REIT Inc.	279	820
	Nisshin Seifun Group Inc.	56,800	806
*	ANA Holdings Inc.	36,441	802
	Capcom Co. Ltd.	32,800	796
*	Skylark Holdings Co. Ltd.	60,514	794
	Iwatani Corp.	16,600	789
	Nomura Real Estate Master Fund Inc.	594	783
	Kaken Pharmaceutical Co. Ltd.	21,200	779
	Bank of Kyoto Ltd.	17,500	778
	Hulic Co. Ltd.	84,670	771
	TIS Inc.	31,600	748
	Food & Life Cos. Ltd.	22,400	746
	Nikon Corp.	70,700	739
	Air Water Inc.	49,700	724
*	Kawasaki Kisen Kaisha Ltd.	10,200	719

40

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hankyu Hanshin Holdings Inc.	24,000	718
	Fukuoka Financial Group Inc.	35,800	706
	Showa Denko KK	38,467	703
	Sohgo Security Services Co. Ltd.	19,200	693
	NSK Ltd.	107,300	692
	USS Co. Ltd.	41,600	691
	Keihan Holdings Co. Ltd.	25,700	686
	COMSYS Holdings Corp.	28,100	680
*	Japan Airlines Co. Ltd.	34,123	677
*	Nagoya Railroad Co. Ltd.	36,300	667
	NGK Spark Plug Co. Ltd.	36,800	663
	Nabtesco Corp.	23,900	662
	MatsukiyoCocokara & Co.	16,900	652
	BayCurrent Consulting Inc.	1,600	640
	Daifuku Co. Ltd.	8,500	615
	Toagosei Co. Ltd.	64,700	615
	Teijin Ltd.	49,600	597
	Japan Real Estate Investment Corp.	111	593
	Otsuka Corp.	15,000	583
	Taiheiyo Cement Corp.	30,300	583
	Keikyu Corp.	54,600	572
	Nihon M&A Center Holdings Inc.	38,600	571
	Daito Trust Construction Co. Ltd.	5,000	553
	Lintec Corp.	24,600	548
	Asahi Intecc Co. Ltd.	24,900	538
*	Right On Co. Ltd.	85,400	531
	Hakuhodo DY Holdings Inc.	39,300	522
	Sac's Bar Holdings Inc.	116,100	521
	Sinanen Holdings Co. Ltd.	17,100	515
	Persol Holdings Co. Ltd.	22,800	511
	Disco Corp.	1,800	510
	Lion Corp.	37,600	493
	Alfresa Holdings Corp.	31,600	486
	Anritsu Corp.	34,100	479
	Konica Minolta Inc.	112,800	478
*	Seibu Holdings Inc.	44,500	466
	Zenkoku Hosho Co. Ltd.	10,900	458
	Pigeon Corp.	24,500	451
	Rohm Co. Ltd.	5,600	447
	Alps Alpine Co. Ltd.	43,600	438
*	Fujita Kanko Inc.	21,200	429
	Zensho Holdings Co. Ltd.	17,600	423
	Kansai Paint Co. Ltd.	20,500	411
	Miura Co. Ltd.	14,900	408
	Maruha Nichiro Corp.	18,300	399
	Trend Micro Inc.	7,000	391
	Shares	Market Value• ($000)
Asics Corp.	19,200	385
Nifco Inc.	13,200	375
Amada Co. Ltd.	40,600	360
Daihen Corp.	9,300	350
Rohto Pharmaceutical Co. Ltd.	10,300	345
Nagase & Co. Ltd.	21,500	344
Wacoal Holdings Corp.	19,900	342
Sumitomo Dainippon Pharma Co. Ltd.	31,100	341
Nissin Foods Holdings Co. Ltd.	4,200	336
Hirose Electric Co. Ltd.	2,200	331
Kobayashi Pharmaceutical Co. Ltd.	3,800	325
Nippon Electric Glass Co. Ltd.	13,300	320
Tokyu Fudosan Holdings Corp.	57,600	320
GMO Payment Gateway Inc.	3,300	319
Fuyo General Lease Co. Ltd.	4,800	314
Daiwa House REIT Investment Corp.	114	309
Kewpie Corp.	13,700	292
TechnoPro Holdings Inc.	9,900	287
Denka Co. Ltd.	9,300	286
Kyushu Railway Co.	12,600	279
Kakaku.com Inc.	12,500	275
Casio Computer Co. Ltd.	22,300	261
PC Depot Corp.	98,900	254
DIC Corp.	11,000	251
Jeol Ltd.	4,300	251
SCREEN Holdings Co. Ltd.	2,500	247
Kagome Co. Ltd.	9,200	246
ZOZO Inc.	8,100	231
Benesse Holdings Inc.	11,300	230
Nippon Express Holdings Inc.	3,800	230
OKUMA Corp.	5,500	224
Japan Prime Realty Investment Corp.	67	218
Taisho Pharmaceutical Holdings Co. Ltd.	4,400	218
Welcia Holdings Co. Ltd.	8,100	216
Advance Residence Investment Corp.	75	210
Nippon Shinyaku Co. Ltd.	3,200	208
Orix JREIT Inc.	143	200
INFRONEER Holdings Inc.	22,508	200
Open House Group Co. Ltd.	4,300	196
Kose Corp.	1,700	195
Hoshizaki Corp.	2,800	195

41

ESG International Stock ETF
		Shares	Market Value• ($000)
*	SHIFT Inc.	1,000	194
	Japan Post Bank Co. Ltd.	21,400	188
	JP-Holdings Inc.	97,900	188
	Industrial & Infrastructure Fund Investment Corp.	124	187
	ADEKA Corp.	8,000	186
	Kanamoto Co. Ltd.	9,400	186
	Keisei Electric Railway Co. Ltd.	6,500	182
	Shinko Electric Industries Co. Ltd.	4,200	179
	Koei Tecmo Holdings Co. Ltd.	5,140	178
	Japan Post Insurance Co. Ltd.	10,339	177
	Hikari Tsushin Inc.	1,400	174
	Mochida Pharmaceutical Co. Ltd.	5,100	170
	Tomy Co. Ltd.	14,900	163
	Tokyo Century Corp.	3,600	158
	Ito En Ltd.	2,700	155
	Internet Initiative Japan Inc.	4,700	151
	Oracle Corp. Japan	2,100	150
	Kanamic Network Co. Ltd.	37,000	149
	Yoshinoya Holdings Co. Ltd.	7,100	148
	Nippon Sanso Holdings Corp.	7,400	145
	THK Co. Ltd.	6,300	145
	Isetan Mitsukoshi Holdings Ltd.	17,600	142
	Rinnai Corp.	1,700	140
	Tokyo Individualized Educational Institute Inc.	27,000	140
	Mitsui High-Tec Inc.	1,900	140
	Tokyo Ohka Kogyo Co. Ltd.	2,200	140
	Tokyo Tatemono Co. Ltd.	9,000	138
	Shinsei Bank Ltd.	7,277	136
	Sumitomo Forestry Co. Ltd.	7,000	135
	NET One Systems Co. Ltd.	5,500	135
	Hino Motors Ltd.	14,300	134
	Japan Best Rescue System Co. Ltd.	14,200	134
	Mitsui Fudosan Logistics Park Inc.	29	133
	Itochu Techno-Solutions Corp.	5,000	130
	Nichirei Corp.	5,800	128
	Kadokawa Corp.	5,044	128
	EM Systems Co. Ltd.	20,400	128
	Activia Properties Inc.	37	126
		Shares	Market Value• ($000)
	Sekisui House Reit Inc.	187	124
	Suzuken Co. Ltd.	3,800	122
	Toyo Corp.	12,900	122
	Artnature Inc.	18,900	120
	Sharp Corp.	12,000	113
	Tokai Carbon Co. Ltd.	11,700	112
	J Front Retailing Co. Ltd.	13,400	112
	Mebuki Financial Group Inc.	47,800	112
	Goldwin Inc.	2,100	111
*	Leopalace21 Corp.	62,100	111
	Ulvac Inc.	2,200	110
	Nippon Gas Co. Ltd.	7,100	107
	Medipal Holdings Corp.	5,800	106
	Nihon Kohden Corp.	3,800	104
	Intage Holdings Inc.	6,900	103
	Shimamura Co. Ltd.	1,100	100
	Morinaga Milk Industry Co. Ltd.	2,000	100
	Nippon Accommodations Fund Inc.	19	100
	Hirogin Holdings Inc.	16,900	100
	Fancl Corp.	3,500	99
	Nihon Unisys Ltd.	3,600	99
	House Foods Group Inc.	3,800	98
	Nomura Real Estate Holdings Inc.	3,900	97
	Dexerials Corp.	3,400	97
	LITALICO Inc.	3,800	95
	K's Holdings Corp.	8,700	94
	Nankai Electric Railway Co. Ltd.	4,600	94
	Calbee Inc.	4,100	92
	Tokyo Seimitsu Co. Ltd.	2,200	92
	Toyo Seikan Group Holdings Ltd.	6,700	90
	Ain Holdings Inc.	1,600	89
	Yamazaki Baking Co. Ltd.	6,600	89
	Kenedix Office Investment Corp.	15	89
	Kenedix Residential Next Investment Corp.	54	89
	Comforia Residential REIT Inc.	33	89
	Outsourcing Inc.	7,100	88
	GMO internet Inc.	3,800	87
	Mitsubishi HC Capital Inc.	16,460	86
	Frontier Real Estate Investment Corp.	21	86
	Pasona Group Inc.	3,900	86
	EXEO Group Inc.	4,100	85
	As One Corp.	1,400	85
	Lawson Inc.	2,000	83
	DeNA Co. Ltd.	5,400	83
	SCSK Corp.	4,800	82

42

ESG International Stock ETF
		Shares	Market Value• ($000)
	Asahi Holdings Inc.	4,100	80
	AEON REIT Investment Corp.	64	80
	JTEKT Corp.	9,100	79
	Topcon Corp.	6,000	79
	Ezaki Glico Co. Ltd.	2,300	78
	BeNext-Yumeshin Group Co.	5,500	78
	Hachijuni Bank Ltd.	20,300	77
	Mori Hills REIT Investment Corp.	64	77
	JAFCO Group Co. Ltd.	5,100	77
	Systena Corp.	20,800	76
	Nagawa Co. Ltd.	900	76
	Sugi Holdings Co. Ltd.	1,300	74
	Hitachi Transport System Ltd.	1,400	74
	Ushio Inc.	4,500	74
	ST Corp.	5,500	74
*	Fujikura Ltd.	13,500	73
	Hokkan Holdings Ltd.	6,000	73
	KFC Holdings Japan Ltd.	2,900	73
	Sanken Electric Co. Ltd.	1,600	73
	Monex Group Inc.	16,000	73
	Dowa Holdings Co. Ltd.	1,600	72
	Daiseki Co. Ltd.	1,680	68
	Hulic Reit Inc.	50	68
	Nippon Kanzai Co. Ltd.	2,700	67
	Nishi-Nippon Railroad Co. Ltd.	2,900	66
	Sanwa Holdings Corp.	5,900	66
	Kyushu Financial Group Inc.	18,500	66
	Heiwa Real Estate REIT Inc.	55	66
	AEON Financial Service Co. Ltd.	6,300	65
*	Mitsubishi Motors Corp.	24,900	65
	Zeon Corp.	5,500	65
	Kureha Corp.	800	64
	Hazama Ando Corp.	7,900	64
	FP Corp.	2,200	63
	Nippon Shokubai Co. Ltd.	1,300	63
*	Park24 Co. Ltd.	4,200	63
	JCR Pharmaceuticals Co. Ltd.	3,300	63
	Mitsubishi Estate Logistics REIT Investment Corp.	17	63
	Chugoku Bank Ltd.	7,900	62
	Iyo Bank Ltd.	11,600	62
	Seino Holdings Co. Ltd.	5,900	62
	Aica Kogyo Co. Ltd.	2,200	62
	Maruichi Steel Tube Ltd.	2,500	62
	Daido Steel Co. Ltd.	1,700	61
	H.U. Group Holdings Inc.	2,300	61
		Shares	Market Value• ($000)
	Yamaguchi Financial Group Inc.	9,900	61
	Ichiyoshi Securities Co. Ltd.	10,600	60
	Shoei Co. Ltd.	1,500	60
	Mabuchi Motor Co. Ltd.	1,700	59
	Kenko Mayonnaise Co. Ltd.	4,800	59
	Meitec Corp.	1,000	59
	NOK Corp.	5,500	58
	NEC Networks & System Integration Corp.	3,800	58
	Japan Excellent Inc.	52	58
	Mirai Corp.	135	58
	Star Asia Investment Corp.	114	58
	Cybozu Inc.	4,700	57
	Studio Alice Co. Ltd.	3,000	57
	Katitas Co. Ltd.	1,800	57
	Kenedix Retail REIT Corp.	25	57
	Digital Garage Inc.	1,600	56
*	Sagami Holdings Corp.	5,400	56
	Furukawa Electric Co. Ltd.	2,800	55
	One REIT Inc.	22	55
	Heiwa Real Estate Co. Ltd.	1,500	54
	Acom Co. Ltd.	19,000	53
	Toyo Tire Corp.	4,000	53
	Daicel Corp.	6,800	52
	Fuji Oil Holdings Inc.	2,700	52
	Morinaga & Co. Ltd.	1,600	52
	GS Yuasa Corp.	2,400	52
*	Toho Co. Ltd. (Kobe)	5,700	52
	Menicon Co. Ltd.	2,000	52
	Hankyu Hanshin REIT Inc.	41	52
	Sawai Group Holdings Co. Ltd.	1,300	52
	CKD Corp.	2,900	51
	Sanrio Co. Ltd.	2,500	51
	Izumi Co. Ltd.	1,800	50
	Nippon Kayaku Co. Ltd.	5,000	50
	OSG Corp.	3,000	50
	Seven Bank Ltd.	23,500	50
	Rengo Co. Ltd.	6,700	50
	NIPPON REIT Investment Corp.	16	50
	Takashimaya Co. Ltd.	5,000	49
	UT Group Co. Ltd.	1,600	49
	MOS Food Services Inc.	1,800	48
	Rock Field Co. Ltd.	3,500	48
	Gunma Bank Ltd.	14,300	47
	DMG Mori Co. Ltd.	3,400	47
	Nishimatsu Construction Co. Ltd.	1,425	47

43

ESG International Stock ETF
		Shares	Market Value• ($000)
	Optex Group Co. Ltd.	3,200	47
	Nextage Co. Ltd.	2,200	47
	Daiichikosho Co. Ltd.	1,500	46
	Kaneka Corp.	1,400	46
	Aeon Mall Co. Ltd.	3,300	46
	Pola Orbis Holdings Inc.	2,900	46
	Feed One Co. Ltd.	7,780	46
	Ichigo Office REIT Investment Corp.	62	45
	Itochu Advance Logistics Investment Corp.	35	45
*	SRE Holdings Corp.	1,400	45
	Midac Holdings Co. Ltd.	2,200	45
	Sotetsu Holdings Inc.	2,300	44
	Takara Bio Inc.	2,100	44
	TS Tech Co. Ltd.	3,200	43
	Shiga Bank Ltd.	2,200	43
	Daishi Hokuetsu Financial Group Inc.	1,800	42
	Hokkoku Financial Holdings Inc.	1,600	42
	77 Bank Ltd.	3,000	41
	Colowide Co. Ltd.	2,700	41
	Ichibanya Co. Ltd.	1,000	41
	Kokuyo Co. Ltd.	2,900	41
	Mirait Holdings Corp.	2,400	41
	Aiful Corp.	12,400	40
	en Japan Inc.	1,500	40
	Nichicon Corp.	3,800	40
	Nitto Boseki Co. Ltd.	1,500	40
	Fujitsu General Ltd.	1,800	39
	Information Services International-Dentsu Ltd.	1,200	39
	Fuji Soft Inc.	800	39
	Iriso Electronics Co. Ltd.	1,100	39
	Mitsuuroko Group Holdings Co. Ltd.	4,100	39
	Monogatari Corp.	700	39
*	MedPeer Inc.	1,400	39
	Sankyu Inc.	1,100	38
	Sumitomo Rubber Industries Ltd.	3,900	38
	Toyoda Gosei Co. Ltd.	2,000	38
	Megachips Corp.	1,200	38
	Japan Securities Finance Co. Ltd.	4,700	38
	Riken Keiki Co. Ltd.	900	38
	San-In Godo Bank Ltd.	6,400	38
	Sumitomo Bakelite Co. Ltd.	900	38
	Juroku Financial Group Inc.	1,800	38
	Musashi Seimitsu Industry Co. Ltd.	2,400	37
	Milbon Co. Ltd.	700	37
		Shares	Market Value• ($000)
	KOMEDA Holdings Co. Ltd.	2,000	37
	Mori Trust Hotel Reit Inc.	35	37
	Citizen Watch Co. Ltd.	8,300	36
	Hioki EE Corp.	600	36
	Organo Corp.	500	36
	Nojima Corp.	1,600	36
	Daio Paper Corp.	2,400	36
	Toridoll Holdings Corp.	1,700	36
*	RENOVA Inc.	2,900	36
	Ariake Japan Co. Ltd.	700	35
	Toyobo Co. Ltd.	3,200	35
	Yokohama Rubber Co. Ltd.	2,500	35
	Fuji Seal International Inc.	2,200	35
	Kiyo Bank Ltd.	2,700	35
	Kohnan Shoji Co. Ltd.	1,100	35
	Nisshin Oillio Group Ltd.	1,300	35
	NHK Spring Co. Ltd.	4,300	34
	Awa Bank Ltd.	1,700	34
	Kyokuyo Co. Ltd.	1,200	34
	Bank of Nagoya Ltd.	1,300	34
	Ogaki Kyoritsu Bank Ltd.	1,900	34
	Takuma Co. Ltd.	2,700	34
	Yaoko Co. Ltd.	600	34
	Japan Material Co. Ltd.	2,300	34
	Mitsubishi Logistics Corp.	1,400	33
	Toyota Boshoku Corp.	1,800	33
	Transcosmos Inc.	1,200	33
	Gree Inc.	4,000	33
	Nippon Light Metal Holdings Co. Ltd.	2,090	33
	Resorttrust Inc.	1,900	32
	Aiphone Co. Ltd.	1,700	32
	ASKUL Corp.	2,200	32
	Toyo Ink SC Holdings Co. Ltd.	1,900	32
	S-Pool Inc.	3,600	32
	Joyful Honda Co. Ltd.	2,300	32
	Fujimori Kogyo Co. Ltd.	900	31
	Kyudenko Corp.	1,100	30
	Kisoji Co. Ltd.	1,600	30
	Tadano Ltd.	3,500	30
	Tokai Tokyo Financial Holdings Inc.	8,000	29
	Kurimoto Ltd.	2,200	29
*	Royal Holdings Co. Ltd.	1,700	29
	Tokuyama Corp.	1,900	29
	RS Technologies Co. Ltd.	600	29
	Oro Co. Ltd.	1,400	29
	Nisshinbo Holdings Inc.	3,200	28
	Tokyo Electron Device Ltd.	600	28
	Create Restaurants Holdings Inc.	4,500	28

44

ESG International Stock ETF
		Shares	Market Value• ($000)
	ValueCommerce Co. Ltd.	900	28
	Anicom Holdings Inc.	4,400	28
	Paramount Bed Holdings Co. Ltd.	1,600	28
	Insource Co. Ltd.	1,600	28
	Glory Ltd.	1,500	27
	Nipro Corp.	2,800	27
	Shinwa Co. Ltd.	1,600	27
	Hiday Hidaka Corp.	1,700	27
	Ines Corp.	2,000	27
	Sumitomo Osaka Cement Co. Ltd.	900	27
	TKC Corp.	1,000	27
	Megmilk Snow Brand Co. Ltd.	1,500	26
	Kintetsu World Express Inc.	1,000	26
	Okamura Corp.	2,500	26
	Okura Industrial Co. Ltd.	1,600	26
	Tsubakimoto Chain Co.	900	26
	Canon Marketing Japan Inc.	1,200	25
	Chuo Spring Co. Ltd.	3,600	25
	Fujibo Holdings Inc.	800	25
	Fuso Pharmaceutical Industries Ltd.	1,200	25
	Key Coffee Inc.	1,400	25
	Nomura Co. Ltd.	3,100	25
	Ringer Hut Co. Ltd.	1,300	25
	Ryoyo Electro Corp.	1,300	25
	Valor Holdings Co. Ltd.	1,300	25
	TOKAI Holdings Corp.	3,100	25
	Okinawa Financial Group Inc.	1,200	25
	Fujiya Co. Ltd.	1,100	24
	Fukui Bank Ltd.	1,900	24
	Shizuoka Gas Co. Ltd.	3,200	24
	Kumiai Chemical Industry Co. Ltd.	3,400	24
	Saibu Gas Holdings Co. Ltd.	1,200	24
	Seiren Co. Ltd.	1,200	24
	North Pacific Bank Ltd.	10,800	24
	Japan Lifeline Co. Ltd.	2,400	23
	Toho Holdings Co. Ltd.	1,400	23
	Tsugami Corp.	2,100	23
	Japan Aviation Electronics Industry Ltd.	1,400	22
*	NTN Corp.	11,400	22
	Joshin Denki Co. Ltd.	1,200	22
	Tocalo Co. Ltd.	1,900	22
	Riken Technos Corp.	5,300	22
	Ryoden Corp.	1,400	22
	San-Ai Oil Co. Ltd.	2,600	22
	Taikisha Ltd.	800	22
		Shares	Market Value• ($000)
	Torishima Pump Manufacturing Co. Ltd.	2,600	22
	Yokowo Co. Ltd.	900	22
	Maruwa Unyu Kikan Co. Ltd.	2,400	22
	KH Neochem Co. Ltd.	900	22
	CRE Logistics REIT Inc.	13	22
	Aichi Bank Ltd.	500	21
	Funai Soken Holdings Inc.	1,100	21
	Infocom Corp.	1,200	21
	Toshiba TEC Corp.	500	21
	KYORIN Holdings Inc.	1,300	21
	Itoham Yonekyu Holdings Inc.	3,400	20
*	Atom Corp.	3,000	20
	Belluna Co. Ltd.	3,100	20
	Furuno Electric Co. Ltd.	2,200	20
	Ichikoh Industries Ltd.	4,600	20
	Kyodo Printing Co. Ltd.	800	20
	CMIC Holdings Co. Ltd.	1,500	20
	Mitsubishi Pencil Co. Ltd.	1,800	20
	Noritake Co. Ltd.	500	20
	Nissin Corp.	1,300	20
	Okasan Securities Group Inc.	5,900	20
	Shinko Shoji Co. Ltd.	2,400	20
	MCJ Co. Ltd.	2,300	20
	Earth Corp.	400	20
*	Istyle Inc.	12,200	20
	TechMatrix Corp.	1,300	20
	Nishi-Nippon Financial Holdings Inc.	2,700	19
	Daiwabo Holdings Co. Ltd.	1,200	19
	Roland DG Corp.	700	19
	Eizo Corp.	600	19
	Mitsui-Soko Holdings Co. Ltd.	900	19
	Nanto Bank Ltd.	1,000	19
	Nippon Seiki Co. Ltd.	2,300	19
	Showa Sangyo Co. Ltd.	800	19
	Restar Holdings Corp.	1,100	19
	Nippon Paper Industries Co. Ltd.	1,900	18
	Fujimi Inc.	300	18
	Mandom Corp.	1,500	18
	Nippon Densetsu Kogyo Co. Ltd.	1,300	18
	Riso Kagaku Corp.	900	18
	Sanyo Denki Co. Ltd.	400	18
	Topre Corp.	1,700	18
*	UACJ Corp.	900	18
	Daito Pharmaceutical Co. Ltd.	700	18
	Bell System24 Holdings Inc.	1,500	18

45

ESG International Stock ETF
		Shares	Market Value• ($000)
	Exedy Corp.	1,200	17
	Okumura Corp.	600	17
	Aomori Bank Ltd.	1,000	17
	Argo Graphics Inc.	600	17
	Future Corp.	1,400	17
	Hanwa Co. Ltd.	600	17
	Keihanshin Building Co. Ltd.	1,300	17
	Achilles Corp.	1,500	17
	Musashino Bank Ltd.	1,000	17
	Nagaileben Co. Ltd.	900	17
	Nihon Parkerizing Co. Ltd.	2,000	17
	Nippon Suisan Kaisha Ltd.	3,600	17
	Nissha Co. Ltd.	1,500	17
	Nippon Thompson Co. Ltd.	3,600	17
	Senko Group Holdings Co. Ltd.	2,100	17
	Sumitomo Warehouse Co. Ltd.	900	17
	Totetsu Kogyo Co. Ltd.	800	17
	Toyo Kanetsu KK	800	17
	Japan Transcity Corp.	3,200	17
	JCU Corp.	400	17
	Macromill Inc.	1,700	17
	KeePer Technical Laboratory Co. Ltd.	900	17
	Alpha Systems Inc.	500	16
	United Arrows Ltd.	1,100	16
	Chuetsu Pulp & Paper Co. Ltd.	1,900	16
	Enplas Corp.	700	16
*	Descente Ltd.	600	16
	Adastria Co. Ltd.	1,100	16
	Fuso Chemical Co. Ltd.	400	16
	Kato Sangyo Co. Ltd.	600	16
	Koa Corp.	1,300	16
	Mizuno Corp.	800	16
	Noritsu Koki Co. Ltd.	900	16
	Ryosan Co. Ltd.	800	16
	Tochigi Bank Ltd.	8,000	16
	Yonex Co. Ltd.	2,000	16
	Koshidaka Holdings Co. Ltd.	2,800	16
*	Vision Inc.	1,600	16
	SB Technology Corp.	700	16
	Fujio Food Group Inc.	1,400	16
	Maxvalu Tokai Co. Ltd.	700	16
	ASKA Pharmaceutical Holdings Co. Ltd.	1,600	16
	IDOM Inc.	2,700	15
	Cosel Co. Ltd.	2,100	15
	Geo Holdings Corp.	1,100	15
	Matsuda Sangyo Co. Ltd.	700	15
		Shares	Market Value• ($000)
	Mitsubishi Logisnext Co. Ltd.	1,900	15
	Nitta Corp.	600	15
	Pacific Metals Co. Ltd.	500	15
	NS United Kaiun Kaisha Ltd.	400	15
	Yokogawa Bridge Holdings Corp.	800	15
	Mori Trust Sogo Reit Inc.	12	14
	Happinet Corp.	1,000	14
	Keiyo Bank Ltd.	3,100	14
	Hokuto Corp.	800	14
	Komatsu Matere Co. Ltd.	1,200	14
	Maruzen Showa Unyu Co. Ltd.	500	14
	Oiles Corp.	1,000	14
	Tachibana Eletech Co. Ltd.	1,000	14
	Yodogawa Steel Works Ltd.	600	14
	Mizuho Leasing Co. Ltd.	500	14
	Takamiya Co. Ltd.	4,200	14
	Create SD Holdings Co. Ltd.	500	14
*	Open Door Inc.	800	14
*	giftee Inc.	1,900	14
	Autobacs Seven Co. Ltd.	1,000	13
*	CMK Corp.	2,400	13
	Ehime Bank Ltd.	1,600	13
	Kaga Electronics Co. Ltd.	500	13
	Marudai Food Co. Ltd.	1,000	13
	Nichi-iko Pharmaceutical Co. Ltd.	1,700	13
	Noritz Corp.	1,000	13
	Hyakugo Bank Ltd.	4,200	13
	SWCC Showa Holdings Co. Ltd.	800	13
	Takihyo Co. Ltd.	1,200	13
	Kyokuto Securities Co. Ltd.	2,000	13
	JAC Recruitment Co. Ltd.	800	13
	TOMONY Holdings Inc.	4,400	13
	Avex Inc.	1,000	12
	BML Inc.	400	12
	Eiken Chemical Co. Ltd.	800	12
	Valqua Ltd.	500	12
	Dip Corp.	400	12
	Takasago Thermal Engineering Co. Ltd.	700	12
*	WATAMI Co. Ltd.	1,500	12
	Duskin Co. Ltd.	500	12
	Tokushu Tokai Paper Co. Ltd.	400	12
	Proto Corp.	1,200	12
	Bank of Saga Ltd.	800	11
	Teikoku Electric Manufacturing Co. Ltd.	900	11

46

ESG International Stock ETF
		Shares	Market Value• ($000)
	Daiichi Jitsugyo Co. Ltd.	300	11
	Elematec Corp.	1,200	11
	Hodogaya Chemical Co. Ltd.	300	11
	Idec Corp.	500	11
*	Nippon Chemi-Con Corp.	700	11
	Nissin Electric Co. Ltd.	900	11
	Nippon Koei Co. Ltd.	400	11
	Hyakujushi Bank Ltd.	700	11
	Shikoku Bank Ltd.	1,600	11
	Shibuya Corp.	500	11
	Shimizu Bank Ltd.	800	11
	Shin Nippon Air Technologies Co. Ltd.	600	11
	Taiyo Holdings Co. Ltd.	400	11
	Shibaura Machine Co. Ltd.	400	11
	Starzen Co. Ltd.	600	11
	World Holdings Co. Ltd.	600	11
	Ohara Inc.	1,100	11
	Alpen Co. Ltd.	600	11
	Linical Co. Ltd.	1,900	11
	Broadleaf Co. Ltd.	3,600	11
	San ju San Financial Group Inc.	800	11
	Nippon Rietec Co. Ltd.	900	11
	Belc Co. Ltd.	200	10
	Fukushima Galilei Co. Ltd.	300	10
	Miyazaki Bank Ltd.	500	10
	Kyokuto Kaihatsu Kogyo Co. Ltd.	800	10
	Kyosan Electric Manufacturing Co. Ltd.	2,800	10
	Halows Co. Ltd.	400	10
	Matsuyafoods Holdings Co. Ltd.	300	10
	Nichiden Corp.	500	10
	Okamoto Industries Inc.	300	10
	Tosei Corp.	1,100	10
	Sumida Corp.	1,300	10
	Tachi-S Co. Ltd.	1,000	10
	Pack Corp.	400	10
	Toho Bank Ltd.	5,700	10
	Union Tool Co.	300	10
	Yushin Precision Equipment Co. Ltd.	1,700	10
	Zojirushi Corp.	800	10
	YAMABIKO Corp.	900	10
	Moriroku Holdings Co. Ltd.	600	10
	Japan Medical Dynamic Marketing Inc.	700	10
	Matsui Securities Co. Ltd.	1,300	9
	SKY Perfect JSAT Holdings Inc.	2,300	9
		Shares	Market Value• ($000)
	Relia Inc.	1,000	9
	DyDo Group Holdings Inc.	200	9
	Axial Retailing Inc.	300	9
	Hosokawa Micron Corp.	400	9
	Piolax Inc.	600	9
	Marvelous Inc.	1,400	9
	Nichiha Corp.	400	9
	Honeys Holdings Co. Ltd.	1,000	9
	T-Gaia Corp.	600	9
	Shima Seiki Manufacturing Ltd.	600	9
	Toa Corp.	400	9
	Towa Bank Ltd.	1,700	9
	Tsurumi Manufacturing Co. Ltd.	600	9
	Unipres Corp.	1,400	9
	Mie Kotsu Group Holdings Inc.	2,300	9
	Hirata Corp.	200	9
	Senshu Ikeda Holdings Inc.	5,700	9
	Nisso Corp.	1,200	9
	ARTERIA Networks Corp.	800	9
*	TerraSky Co. Ltd.	700	9
	J Trust Co. Ltd.	2,100	8
	Chugoku Marine Paints Ltd.	1,000	8
*	PIA Corp.	300	8
	Kansai Food Market Ltd.	800	8
*	KNT-CT Holdings Co. Ltd.	600	8
	Ichigo Inc.	3,400	8
	Neturen Co. Ltd.	1,500	8
	Nippon Signal Co. Ltd.	1,000	8
	Okinawa Electric Power Co. Inc.	630	8
	Prima Meat Packers Ltd.	400	8
	Riken Vitamin Co. Ltd.	500	8
	Sekisui Jushi Corp.	500	8
	TPR Co. Ltd.	700	8
	Towa Pharmaceutical Co. Ltd.	300	8
	Uchida Yoko Co. Ltd.	200	8
	Doutor Nichires Holdings Co. Ltd.	600	8
*	World Co. Ltd.	700	8
	Osaka Organic Chemical Industry Ltd.	300	8
	Direct Marketing MiX Inc.	600	8
	Advan Group Co. Ltd.	800	7
	Central Glass Co. Ltd.	400	7
	Chukyo Bank Ltd.	500	7
	Dai Nippon Toryo Co. Ltd.	1,000	7
	Daisyo Corp.	800	7
*	FDK Corp.	1,000	7
	Anest Iwata Corp.	1,000	7

47

ESG International Stock ETF
		Shares	Market Value• ($000)
	Kojima Co. Ltd.	1,500	7
	Koatsu Gas Kogyo Co. Ltd.	1,200	7
	Miroku Jyoho Service Co. Ltd.	500	7
	Raito Kogyo Co. Ltd.	400	7
	Tokai Corp.	400	7
*	CHIMNEY Co. Ltd.	700	7
*	Japan Display Inc.	19,700	7
	Fixstars Corp.	1,200	7
	MTI Ltd.	1,400	6
	V Technology Co. Ltd.	200	6
	Godo Steel Ltd.	500	6
	PAL GROUP Holdings Co. Ltd.	400	6
	Nippon Soda Co. Ltd.	200	6
	Okuwa Co. Ltd.	700	6
	Dai-Dan Co. Ltd.	300	6
	Shinmaywa Industries Ltd.	700	6
	Sinko Industries Ltd.	400	6
*	Gurunavi Inc.	1,600	6
	H2O Retailing Corp.	700	5
	Orient Corp.	5,000	5
	Chiyoda Integre Co. Ltd.	300	5
	Kanematsu Corp.	400	5
	Sumitomo Mitsui Construction Co. Ltd.	1,300	5
	Oki Electric Industry Co. Ltd.	700	5
	Ohsho Food Service Corp.	100	5
	Digital Holdings Inc.	400	5
	Toho Zinc Co. Ltd.	200	5
*	Akebono Brake Industry Co. Ltd.	2,700	4
	Computer Engineering & Consulting Ltd.	400	4
	Gakken Holdings Co. Ltd.	400	4
	Seiko Holdings Corp.	200	4
	Kameda Seika Co. Ltd.	100	4
	Nitto Kogyo Corp.	300	4
	Pacific Industrial Co. Ltd.	500	4
	Sangetsu Corp.	300	4
	Sanoh Industrial Co. Ltd.	600	4
	Taki Chemical Co. Ltd.	100	4
	Solasto Corp.	500	4
	Obara Group Inc.	100	3
	Gunze Ltd.	100	3
*	Nippon Sheet Glass Co. Ltd.	600	3
	Press Kogyo Co. Ltd.	1,000	3
	Yahagi Construction Co. Ltd.	500	3
	KAWADA TECHNOLOGIES Inc.	100	3
		Shares	Market Value• ($000)
	Sankyo Tateyama Inc.	500	3
	Futaba Industrial Co. Ltd.	500	2
	Riken Corp.	100	2
	Tamron Co. Ltd.	100	2
	Qol Holdings Co. Ltd.	200	2
			528,132
Kuwait (0.2%)
	National Bank of Kuwait SAKP	867,845	3,042
	Kuwait Finance House KSCP	470,751	1,473
	Mobile Telecommunications Co. KSCP	262,657	538
	Agility Public Warehousing Co. KSC	155,051	528
	Mabanee Co. KPSC	100,760	282
	Gulf Bank KSCP	249,363	256
*	National Industries Group Holding SAK	228,221	218
*	Warba Bank KSCP	203,045	186
*	Alimtiaz Investment Group KSC	393,277	175
	Burgan Bank SAK	150,373	136
	Qurain Petrochemical Industries Co.	66,443	86
*	Kuwait International Bank KSCP	100,405	77
*	Integrated Holding Co. KCSC	46,810	60
*	Boubyan Bank KSCP	18,984	52
			7,109
Malaysia (0.6%)
	Public Bank Bhd.	1,867,500	1,983
	Malayan Banking Bhd.	750,500	1,568
	CIMB Group Holdings Bhd.	790,000	1,076
	Tenaga Nasional Bhd.	436,000	953
	Press Metal Aluminium Holdings Bhd.	502,100	819
	Petronas Chemicals Group Bhd.	303,100	691
	Sime Darby Plantation Bhd.	411,000	482
	Axiata Group Bhd.	503,300	471
	IHH Healthcare Bhd.	276,900	434
	DiGi.Com Bhd.	417,100	403
	Top Glove Corp. Bhd.	786,000	384
	MISC Bhd.	208,874	366
	IOI Corp. Bhd.	314,300	345
	Maxis Bhd.	325,400	312
	Hong Leong Bank Bhd.	64,700	310
	My EG Services Bhd.	1,276,300	293
*	Malaysia Airports Holdings Bhd.	195,100	286
	TIME dotCom Bhd.	273,500	277

48

ESG International Stock ETF
		Shares	Market Value• ($000)
	Kuala Lumpur Kepong Bhd.	44,700	277
	PPB Group Bhd.	64,300	275
	Inari Amertron Bhd.	354,500	275
	Hartalega Holdings Bhd.	219,900	242
	AEON Credit Service M Bhd.	65,700	230
	IGB REIT	674,100	228
*	AMMB Holdings Bhd.	283,400	227
	RHB Bank Bhd.	157,300	222
	Gamuda Bhd.	321,300	221
	Telekom Malaysia Bhd.	178,782	216
	Alliance Bank Malaysia Bhd.	261,000	214
	Nestle Malaysia Bhd.	6,700	214
	Sunway Bhd.	495,400	200
	Sime Darby Bhd.	364,000	197
	Petronas Gas Bhd.	44,300	184
*	Capital A Bhd.	1,150,900	172
	Malaysian Pacific Industries Bhd.	19,700	170
	IJM Corp. Bhd.	456,800	168
	Pentamaster Corp. Bhd.	213,950	167
	Mega First Corp. Bhd.	187,000	158
	Bursa Malaysia Bhd.	102,900	155
	Bermaz Auto Bhd.	364,300	155
	Genting Plantations Bhd.	70,100	152
	D&O Green Technologies Bhd.	129,900	147
	QL Resources Bhd.	121,100	143
	ViTrox Corp. Bhd.	80,200	143
[2]	MR DIY Group M Bhd.	160,800	139
	FGV Holdings Bhd.	271,200	132
	Padini Holdings Bhd.	159,600	128
	Hong Leong Financial Group Bhd.	26,900	124
	HAP Seng Consolidated Bhd.	67,400	122
	KPJ Healthcare Bhd.	474,900	118
	Scientex Bhd.	111,400	118
	YTL Corp. Bhd.	826,263	109
	Supermax Corp. Bhd.	423,054	106
	Westports Holdings Bhd.	114,100	106
	Frontken Corp. Bhd.	144,600	101
[2]	Lotte Chemical Titan Holding Bhd.	192,400	100
	Syarikat Takaful Malaysia Keluarga Bhd.	112,600	100
	Malaysia Building Society Bhd.	716,600	99
	UWC Bhd.	98,400	95
	VS Industry Bhd.	328,200	90
	Yinson Holdings Bhd.	68,700	86
	Malakoff Corp. Bhd.	512,200	83
	Astro Malaysia Holdings Bhd.	306,900	73
		Shares	Market Value• ($000)
	Kossan Rubber Industries Bhd.	147,200	61
*	SP Setia Bhd. Group	187,100	57
	Malaysian Resources Corp. Bhd.	663,900	56
	Leong Hup International Bhd.	448,300	56
	IOI Properties Group Bhd.	218,300	54
*	WCT Holdings Bhd.	407,548	50
	Sime Darby Property Bhd.	330,100	48
	YTL Power International Bhd.	210,700	30
	Cahya Mata Sarawak Bhd.	102,500	29
	Fraser & Neave Holdings Bhd.	4,400	24
	UMW Holdings Bhd.	18,200	13
*	UEM Sunrise Bhd.	131,300	10
			19,122
Mexico (0.7%)
	America Movil SAB de CV	4,816,041	4,353
	Grupo Financiero Banorte SAB de CV	494,000	3,342
	Wal-Mart de Mexico SAB de CV	799,000	3,039
	Fomento Economico Mexicano SAB de CV	342,323	2,758
	Grupo Bimbo SAB de CV	492,034	1,515
*	Cemex SAB de CV	2,565,300	1,318
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	59,800	870
	Grupo Aeroportuario del Sureste SAB de CV Class B	30,695	664
	PLA Administradora Industrial S de RL de CV	501,500	661
[2]	Macquarie Mexico Real Estate Management SA de CV	495,963	598
	Coca-Cola Femsa SAB de CV	96,935	532
	Orbia Advance Corp. SAB de CV	113,900	291
	Grupo Elektra SAB de CV	4,115	270
	Fibra Uno Administracion SA de CV	214,600	242
	Corp. Inmobiliaria Vesta SAB de CV	123,700	223
*	Grupo Financiero Inbursa SAB de CV	130,700	213
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	96,500	184
*	Alsea SAB de CV	82,600	179

49

ESG International Stock ETF
		Shares	Market Value• ($000)
	Gruma SAB de CV Class B	11,925	162
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	20,253	146
	Grupo Herdez SAB de CV	71,700	101
[2]	Banco del Bajio SA	41,500	101
	Industrias Penoles SAB de CV	7,930	99
*,2	Grupo Traxion SAB de CV	53,400	90
	Arca Continental SAB de CV	12,900	85
	Telesites SAB de CV	75,400	84
	Regional SAB de CV	14,000	83
	Prologis Property Mexico SA de CV	32,474	78
	Grupo Carso SAB de CV	23,600	72
	Bolsa Mexicana de Valores SAB de CV	33,500	64
*	Gentera SAB de CV	76,600	57
	La Comer SAB de CV	30,000	54
	GCC SAB de CV	7,900	52
	Qualitas Controladora SAB de CV	9,100	50
*,2	Nemak SAB de CV	228,000	47
	Kimberly-Clark de Mexico SAB de CV Class A	30,500	43
	Genomma Lab Internacional SAB de CV Class B	40,500	37
	Grupo Comercial Chedraui SA de CV	16,200	36
*	Grupo Rotoplas SAB de CV	23,220	30
	Concentradora Fibra Danhos SA de CV	25,700	29
	El Puerto de Liverpool SAB de CV	5,800	28
*	Unifin Financiera SAB de CV	20,124	25
*	Axtel SAB de CV	100,863	15
	Alpek SAB de CV Class A	5,100	6
			22,926
Netherlands (3.2%)
	ASML Holding NV	55,997	37,463
*,2	Adyen NV	4,146	8,641
*	Prosus NV	126,942	7,881
	ING Groep NV	566,635	6,617
	Koninklijke DSM NV	25,212	4,734
	Koninklijke Philips NV	134,154	4,583
	Koninklijke Ahold Delhaize NV	141,558	4,355
	Wolters Kluwer NV	39,948	4,070
	Akzo Nobel NV	30,364	2,889
	ASM International NV	7,354	2,375
	Universal Music Group NV	102,682	2,345
		Shares	Market Value• ($000)
	Koninklijke KPN NV	623,653	2,134
	NN Group NV	34,070	1,635
	IMCD NV	10,018	1,627
	Randstad NV	23,763	1,619
	ASR Nederland NV	34,366	1,485
	Aegon NV	277,223	1,369
*,2	Just Eat Takeaway.com NV	27,369	1,108
[2]	Signify NV	18,445	944
	BE Semiconductor Industries NV	10,574	903
[2]	ABN AMRO Bank NV	51,199	681
	TKH Group NV	9,385	520
*	Galapagos NV	6,892	455
	APERAM SA	7,156	401
	Koninklijke Vopak NV	7,844	291
*,2	Intertrust NV	8,709	190
*	InPost SA	28,551	176
	Boskalis Westminster	4,957	143
*,2	Basic-Fit NV	2,863	131
	Corbion NV	3,441	127
*	OCI NV	4,016	114
	PostNL NV	26,890	108
*,2	Alfen Beheer BV	1,094	107
*	Accell Group NV	1,597	103
	Eurocommercial Properties NV	3,206	80
[2]	Flow Traders	1,304	45
*	Sligro Food Group NV	1,092	28
	NSI NV	625	25
	Vastned Retail NV	701	20
	Wereldhave NV	895	16
*	TomTom NV	1,235	10
			102,548
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	98,876	1,858
	Spark New Zealand Ltd.	488,724	1,501
*	Auckland International Airport Ltd.	271,795	1,316
	Contact Energy Ltd.	227,738	1,257
	Meridian Energy Ltd.	187,842	638
	Fletcher Building Ltd.	120,526	551
*	a2 Milk Co. Ltd.	130,476	528
	Infratil Ltd.	79,076	426
	Mainfreight Ltd.	6,619	357
	Heartland Group Holdings Ltd.	135,080	208
	Mercury NZ Ltd.	45,847	179
	Stride Property Group	134,058	176
	EBOS Group Ltd.	5,710	151
	Ryman Healthcare Ltd.	22,205	151
	Precinct Properties New Zealand Ltd.	134,825	146
	Chorus Ltd.	28,784	143

50

ESG International Stock ETF
		Shares	Market Value• ($000)
*	SKY Network Television Ltd.	73,542	130
	Freightways Ltd.	8,607	71
*	Serko Ltd.	21,106	69
	Argosy Property Ltd.	68,829	64
	Summerset Group Holdings Ltd.	7,897	63
	Kiwi Property Group Ltd.	80,968	59
	Vital Healthcare Property Trust	24,388	51
*	Pushpay Holdings Ltd.	74,424	47
	Kathmandu Holdings Ltd.	51,665	46
	Skellerup Holdings Ltd.	10,567	42
*	Pacific Edge Ltd.	56,053	37
	Scales Corp. Ltd.	9,109	31
*	Air New Zealand Ltd.	26,170	27
*	Tourism Holdings Ltd.	8,218	15
	Arvida Group Ltd.	13,558	15
*	Vista Group International Ltd.	9,316	12
*	Synlait Milk Ltd.	1,684	4
			10,369
Nigeria (0.0%)
[2]	Airtel Africa plc	207,911	393
Norway (0.6%)
	DNB Bank ASA	151,877	3,400
	Norsk Hydro ASA	268,112	2,546
	Mowi ASA	83,405	2,148
	Yara International ASA	36,119	1,839
	Storebrand ASA	136,931	1,355
	TOMRA Systems ASA	25,984	1,223
	Telenor ASA	82,224	1,217
*	Nordic Semiconductor ASA	29,457	787
	SpareBank 1 SMN	35,287	583
	Bakkafrost P/F	7,944	540
	Schibsted ASA Class A	16,425	472
*,3	NEL ASA	230,028	422
	SpareBank 1 SR-Bank ASA	16,787	249
*	Adevinta ASA	22,783	244
	Schibsted ASA Class B	8,725	226
[2]	Entra ASA	9,765	206
[2]	Scatec ASA	13,806	199
	Salmar ASA	2,436	179
	Gjensidige Forsikring ASA	5,807	144
*	Kahoot! ASA	39,339	123
	Borregaard ASA	4,990	110
	MPC Container Ships A/S	33,610	106
	Aker ASA Class A	1,171	97
[2]	BW LPG Ltd.	13,046	78
*,2	Crayon Group Holding ASA	3,375	76
	Leroy Seafood Group ASA	5,955	52
		Shares	Market Value• ($000)
*	Atea ASA	3,166	50
	Veidekke ASA	3,082	48
*	Frontline Ltd.	4,078	39
[2]	Sbanken ASA	3,743	39
	Austevoll Seafood ASA	1,525	21
*	Hexagon Composites ASA	6,571	21
*,2	Elkem ASA	4,052	15
*	Grieg Seafood ASA	1,064	13
			18,867
Pakistan (0.0%)
*	Lucky Cement Ltd.	23,964	88
	Millat Tractors Ltd.	15,584	88
	United Bank Ltd.	101,400	85
	Habib Bank Ltd.	121,342	79
	Searle Co. Ltd.	100,379	72
*	Fauji Cement Co. Ltd.	673,000	67
	Bank Alfalah Ltd.	313,812	64
	SUI Northern Gas Pipeline	246,958	47
	Fauji Fertilizer Co. Ltd.	62,797	39
	TRG Pakistan	98,500	39
	MCB Bank Ltd.	43,000	38
	Hub Power Co. Ltd.	68,436	28
*	National Bank of Pakistan	134,500	23
	Kot Addu Power Co. Ltd.	77,500	13
	DG Khan Cement Co. Ltd.	23,500	9
	Engro Corp. Ltd.	2,420	4
			783
Philippines (0.2%)
	Ayala Land Inc.	1,442,800	1,100
	BDO Unibank Inc.	407,540	1,033
	International Container Terminal Services Inc.	171,150	705
	Bank of the Philippine Islands	344,540	673
	Ayala Corp.	36,770	610
	PLDT Inc.	9,465	332
	JG Summit Holdings Inc.	277,430	328
	Manila Electric Co.	26,980	194
	Globe Telecom Inc.	3,575	180
	Jollibee Foods Corp.	37,400	176
	Universal Robina Corp.	71,220	167
	Wilcon Depot Inc.	252,300	144
	Metropolitan Bank & Trust Co.	124,857	139
	Security Bank Corp.	53,520	122
*	Converge Information & Communications Technology Solutions Inc.	188,700	96
	AC Energy Corp.	572,900	95
*	Cebu Air Inc.	101,020	91

51

ESG International Stock ETF
		Shares	Market Value• ($000)
	Robinsons Retail Holdings Inc.	75,530	91
	Aboitiz Power Corp.	105,000	74
	Manila Water Co. Inc.	166,400	65
	Nickel Asia Corp.	425,100	65
	GT Capital Holdings Inc.	5,680	64
	Metro Pacific Investments Corp.	813,000	62
	Century Pacific Food Inc.	115,400	60
	Puregold Price Club Inc.	55,700	38
	First Gen Corp.	59,550	33
	Vista Land & Lifescapes Inc.	258,100	16
	D&L Industries Inc.	101,700	16
	Filinvest Land Inc.	339,000	7
*,2	CEMEX Holdings Philippines Inc.	222,933	4
			6,780
Poland (0.2%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	170,059	1,634
	Bank Polska Kasa Opieki SA	38,097	1,045
	KGHM Polska Miedz SA	21,284	836
	Powszechny Zaklad Ubezpieczen SA	93,547	702
*,2	Allegro.eu SA	59,227	441
	CD Projekt SA	9,122	362
*,2	Dino Polska SA	4,441	312
	LPP SA	130	267
	KRUK SA	1,435	90
	Santander Bank Polska SA	1,183	89
*	Orange Polska SA	35,360	66
*	Bank Millennium SA	38,812	65
	Cyfrowy Polsat SA	9,908	64
*	Alior Bank SA	5,709	64
*	mBank SA	483	47
	Asseco Poland SA	2,077	37
*	CCC SA	2,358	30
	Bank Handlowy w Warszawie SA	1,155	16
	Warsaw Stock Exchange	1,564	14
*	AmRest Holdings SE	2,391	13
*	Mercator Medical SA	498	8
			6,202
Portugal (0.1%)
	EDP Renovaveis SA	43,272	1,052
	Jeronimo Martins SGPS SA	36,787	802
	NOS SGPS SA	121,587	468
	CTT-Correios de Portugal SA	39,640	192
	Sonae SGPS SA	139,794	152
		Shares	Market Value• ($000)
	REN - Redes Energeticas Nacionais SGPS SA	46,945	136
*	Banco Comercial Portugues SA	534,629	99
	Altri SGPS SA	4,107	26
	Navigator Co. SA	4,298	15
	Corticeira Amorim SGPS SA	1,299	14
*	Greenvolt-Energias Renovaveis SA	74	1
			2,957
Qatar (0.2%)
	Qatar National Bank QPSC	570,786	3,425
	Industries Qatar QSC	183,589	923
	Masraf Al Rayan QSC	407,801	560
	Commercial Bank PSQC	240,552	457
	Mesaieed Petrochemical Holding Co.	494,837	363
	Qatar Gas Transport Co. Ltd.	259,057	269
	Qatar Aluminum Manufacturing Co.	365,644	224
*	Vodafone Qatar QSC	466,805	223
	Barwa Real Estate Co.	208,927	208
	Doha Bank QPSC	208,334	163
	United Development Co. QSC	345,520	159
	Medicare Group	61,475	132
	Ooredoo QPSC	55,657	117
			7,223
Romania (0.0%)
	Banca Transilvania SA	233,785	134
Russia (0.1%)
	Sberbank of Russia PJSC	1,437,070	500
	Polyus PJSC	3,157	219
	VTB Bank PJSC GDR	199,611	132
	Moscow Exchange MICEX-RTS PJSC	175,830	106
	Mobile TeleSystems PJSC	72,320	103
*	ENEL RUSSIA PJSC	20,838,000	81
	Rostelecom PJSC	108,980	63
	Novolipetsk Steel PJSC	118,300	59
	Inter RAO UES PJSC	3,338,400	58
	Magnit PJSC	9,808	56
[2]	Detsky Mir PJSC	100,010	52
	PhosAgro PJSC	3,204	50
	Novorossiysk Commercial Sea Port PJSC	1,721,500	43
	Polyus PJSC GDR	736	39
*	Credit Bank of Moscow PJSC	1,108,700	35
	RusHydro PJSC	6,697,000	34

52

ESG International Stock ETF
		Shares	Market Value• ($000)
	Mobile TeleSystems PJSC ADR	8,336	33
	TGC-1 PJSC	698,000,000	31
	M.Video PJSC	15,392	25
	Cherkizovo Group PJSC	1,432	25
	Unipro PJSC	2,240,000	22
	ROSSETI PJSC	5,225,000	22
	Sistema PJSFC	466,300	21
	Rosseti Lenenergo PJSC Preference Shares	25,440	20
	Mosenergo PJSC	1,671,000	18
	VTB Bank PJSC	147,510,000	18
	OGK-2 PJSC	6,493,000	15
	Samolet Group	951	15
	Federal Grid Co. Unified Energy System PJSC	24,100,000	13
	IDGC of Centre & Volga Region PJSC	13,690,000	13
*	Aeroflot PJSC	169,870	5
			1,926
Saudi Arabia (0.9%)
	Al Rajhi Bank	166,034	7,123
	Saudi National Bank	297,727	5,424
	Saudi Telecom Co.	82,195	2,508
*	Saudi Arabian Mining Co.	54,319	1,551
	Riyad Bank	161,630	1,532
	Alinma Bank	114,215	1,083
	Sahara International Petrochemical Co.	45,152	565
	Etihad Etisalat Co.	55,827	520
*	ACWA Power Co.	19,091	510
	Arab National Bank	62,899	470
	Jarir Marketing Co.	8,364	467
	Almarai Co. JSC	27,721	372
*	Mobile Telecommunications Co. Saudi Arabia	100,837	362
	Abdullah Al Othaim Markets Co.	9,997	297
	Savola Group	31,725	287
	Jadwa REIT Saudi Fund	67,503	285
*	Saudi Airlines Catering Co.	11,485	260
	Arriyadh Development Co.	30,775	214
*	Dar Al Arkan Real Estate Development Co.	72,570	212
	Leejam Sports Co. JSC	6,175	209
*	Methanol Chemicals Co.	19,644	204
	Astra Industrial Group	19,119	201
	Co. for Cooperative Insurance	8,902	187
	Arabian Centres Co. Ltd.	27,779	168
	Saudia Dairy & Foodstuff Co.	3,601	164
*	Dur Hospitality Co.	15,330	135
		Shares	Market Value• ($000)
*	Mediterranean & Gulf Insurance & Reinsurance Co.	28,462	135
	Bawan Co.	13,336	130
*	Aseer Trading Tourism & Manufacturing Co.	23,127	127
*	Tabuk Cement Co.	26,491	124
	Saudi Ceramic Co.	9,332	122
*	National Industrialization Co.	17,469	106
	Northern Region Cement Co.	30,836	106
	Yanbu Cement Co.	10,314	105
*	Al Jouf Cement Co.	36,242	104
	Hail Cement Co.	26,970	95
	Najran Cement Co.	19,398	95
	United International Transportation Co.	6,872	90
	Eastern Province Cement Co.	7,888	88
	City Cement Co.	13,514	77
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	10,676	50
*	Saudi Public Transport Co.	4,324	25
*	Zamil Industrial Investment Co.	2,495	19
			26,908
Singapore (0.9%)
	DBS Group Holdings Ltd.	258,800	6,506
	Oversea-Chinese Banking Corp. Ltd.	467,500	4,051
	United Overseas Bank Ltd.	181,600	4,036
	Singapore Telecommunications Ltd.	1,178,400	2,210
	Wilmar International Ltd.	450,087	1,463
	Singapore Exchange Ltd.	203,000	1,408
*	Capitaland Investment Ltd.	426,300	1,168
	UOL Group Ltd.	219,600	1,138
	Ascendas REIT	405,200	831
	ComfortDelGro Corp. Ltd.	727,100	760
*	Singapore Airlines Ltd.	181,200	686
	Frasers Centrepoint Trust	344,719	576
	Singapore Press Holdings Ltd.	295,100	508
	Venture Corp. Ltd.	36,800	480
	CapitaLand Integrated Commercial Trust	303,700	475
	Frasers Logistics & Commercial Trust	368,689	382
	Sabana Industrial REIT	954,800	318
*	SATS Ltd.	103,800	305
	Keppel DC REIT	163,223	264
	Starhill Global REIT	341,900	152

53

ESG International Stock ETF
		Shares	Market Value• ($000)
	AIMS APAC REIT	149,600	149
	Lendlease Global Commercial REIT	240,800	147
*	Sembcorp Marine Ltd.	2,209,077	136
	ESR-REIT	391,878	122
	Sembcorp Industries Ltd.	62,400	116
	Far East Hospitality Trust	262,400	112
	Golden Agri-Resources Ltd.	510,400	108
	Hutchison Port Holdings Trust	420,000	106
	NetLink NBN Trust	132,300	93
	Manulife US REIT	128,194	84
	Frasers Hospitality Trust	238,200	77
	AEM Holdings Ltd.	24,600	76
	iFAST Corp. Ltd.	14,700	66
	Cromwell European REIT	24,540	65
	Ascott Residence Trust	82,800	63
	Keppel Infrastructure Trust	136,900	55
	Keppel REIT	43,700	37
	Nanofilm Technologies International Ltd.	11,500	24
	First Resources Ltd.	15,300	21
	Riverstone Holdings Ltd.	36,000	21
	StarHub Ltd.	21,100	20
	Raffles Medical Group Ltd.	23,700	20
	Olam International Ltd.	14,300	18
	Singapore Post Ltd.	36,200	17
*	Lippo Malls Indonesia Retail Trust	377,780	15
	Silverlake Axis Ltd.	54,100	11
*	Yoma Strategic Holdings Ltd.	71,400	7
*,1	Eagle Hospitality Trust	38,000	5
*,1	Best World International Ltd.	3,000	3
			29,511
South Africa (1.2%)
	Naspers Ltd.	31,402	3,954
	FirstRand Ltd.	714,856	3,078
	Impala Platinum Holdings Ltd.	131,940	2,517
	Standard Bank Group Ltd.	217,611	2,306
	Gold Fields Ltd.	138,795	1,933
	Capitec Bank Holdings Ltd.	13,547	1,829
	Absa Group Ltd.	149,245	1,716
	Shoprite Holdings Ltd.	107,727	1,607
	Anglo American Platinum Ltd.	8,657	1,350
	Bidvest Group Ltd.	97,836	1,340
	Bid Corp. Ltd.	65,805	1,339
	Sanlam Ltd.	298,840	1,259
	Nedbank Group Ltd.	62,976	897
		Shares	Market Value• ($000)
	Remgro Ltd.	96,577	878
	Clicks Group Ltd.	43,656	847
	Mr Price Group Ltd.	58,999	805
*	Northam Platinum Holdings Ltd.	45,580	732
	Vodacom Group Ltd.	70,617	679
	Aspen Pharmacare Holdings Ltd.	47,501	622
	Foschini Group Ltd.	74,587	605
	Growthpoint Properties Ltd.	563,524	492
	AVI Ltd.	104,575	488
	Imperial Logistics Ltd.	108,913	466
	SPAR Group Ltd.	41,825	446
	NEPI Rockcastle plc	64,096	410
	Harmony Gold Mining Co. Ltd.	86,129	368
	Old Mutual Ltd.	376,323	309
	MultiChoice Group	32,188	264
*	Discovery Ltd.	24,730	253
	Woolworths Holdings Ltd.	76,291	251
	Royal Bafokeng Platinum Ltd.	20,007	237
	Kumba Iron Ore Ltd.	5,385	213
	Rand Merchant Investment Holdings Ltd.	56,193	176
	Tiger Brands Ltd.	16,213	172
	Truworths International Ltd.	37,256	142
[2]	Pepkor Holdings Ltd.	88,764	127
	Life Healthcare Group Holdings Ltd.	83,535	122
	Motus Holdings Ltd.	16,791	120
	Redefine Properties Ltd.	431,631	119
*	Sappi Ltd.	35,524	118
*	PSG Group Ltd.	18,993	101
	African Rainbow Minerals Ltd.	5,099	91
	Barloworld Ltd.	9,932	79
	Advtech Ltd.	68,540	71
	Transaction Capital Ltd.	24,092	69
	Netcare Ltd.	58,579	56
	Pick n Pay Stores Ltd.	17,483	52
	Omnia Holdings Ltd.	12,166	50
	Cashbuild Ltd.	2,490	45
	Ninety One Ltd.	13,890	45
*	Telkom SA SOC Ltd.	16,420	44
	Super Group Ltd.	18,991	39
	Equites Property Fund Ltd.	27,807	38
	Hyprop Investments Ltd.	16,725	37
	Fortress REIT Ltd. Class A	42,461	35
	Resilient REIT Ltd.	8,354	32

54

ESG International Stock ETF
		Shares	Market Value• ($000)
	KAP Industrial Holdings Ltd.	97,644	30
	Momentum Metropolitan Holdings	24,706	30
	SA Corporate Real Estate Ltd.	192,130	30
*	Fortress REIT Ltd. Class B	128,098	28
	AECI Ltd.	3,214	23
	DataTec Ltd.	9,592	23
	DRDGOLD Ltd.	24,680	23
*	Famous Brands Ltd.	4,683	22
	JSE Ltd.	2,651	21
*	Attacq Ltd.	41,176	21
[1]	Liberty Holdings Ltd.	2,847	20
[2]	Dis-Chem Pharmacies Ltd.	8,756	20
	Astral Foods Ltd.	1,608	17
	Coronation Fund Managers Ltd.	4,546	14
	Santam Ltd.	637	11
	Zeder Investments Ltd.	46,813	11
*	EPP NV	15,500	11
	Emira Property Fund Ltd.	14,713	11
	Raubex Group Ltd.	3,971	10
	Investec Ltd.	1,646	9
*	Massmart Holdings Ltd.	2,664	9
			36,864
South Korea (3.9%)
	Samsung Electronics Co. Ltd.	589,262	35,505
	Samsung Electronics Co. Ltd. Preference Shares	193,393	10,688
	SK Hynix Inc.	71,400	7,444
	NAVER Corp.	18,225	4,856
	Samsung SDI Co. Ltd.	7,137	3,289
	LG Chem Ltd.	6,116	2,902
	Kakao Corp.	36,482	2,889
	KB Financial Group Inc.	50,458	2,489
	Shinhan Financial Group Co. Ltd.	62,127	2,021
	Celltrion Inc.	14,911	1,990
	Hyundai Mobis Co. Ltd.	7,876	1,479
	Hana Financial Group Inc.	35,779	1,454
	LG Electronics Inc.	11,968	1,249
*,2	Samsung Biologics Co. Ltd.	1,914	1,245
*	HMM Co. Ltd.	48,925	1,185
	Samsung Electro-Mechanics Co. Ltd.	6,797	950
	Woori Financial Group Inc.	73,926	884
	LG Household & Health Care Ltd.	1,064	844
	LG Corp.	12,195	766
		Shares	Market Value• ($000)
	Celltrion Healthcare Co. Ltd.	10,067	535
	Samsung Fire & Marine Insurance Co. Ltd.	3,289	523
	Amorepacific Corp.	3,368	520
	ESR Kendall Square REIT Co. Ltd.	93,079	491
	Mirae Asset Securities Co. Ltd.	64,531	476
	LG Innotek Co. Ltd.	1,674	462
	Samsung Securities Co. Ltd.	12,794	453
	BNK Financial Group Inc.	67,705	446
	L&F Co. Ltd.	2,688	442
	LG Chem Ltd. Preference Shares	1,869	424
	Samsung SDS Co. Ltd.	3,576	420
*	Samsung Engineering Co. Ltd.	21,209	414
	LG Display Co. Ltd.	25,887	407
	Meritz Fire & Marine Insurance Co. Ltd.	11,327	389
	Ecopro BM Co. Ltd.	1,192	377
	CJ CheilJedang Corp.	1,184	375
	Coway Co. Ltd.	6,013	361
*	SK Square Co. Ltd.	7,083	329
	LG Electronics Inc. Preference Shares	6,553	328
	SK Telecom Co. Ltd.	7,163	327
	POSCO Chemical Co. Ltd.	3,386	324
	LOTTE Fine Chemical Co. Ltd.	4,737	315
	SKC Co. Ltd.	2,519	293
*	Kumho Petrochemical Co. Ltd.	2,122	286
	Amorepacific Corp. Preference Shares	4,447	285
*	Hanwha Solutions Corp.	9,966	283
	F&F Co. Ltd.	377	282
	Samsung Life Insurance Co. Ltd.	5,488	274
	Hyundai Glovis Co. Ltd.	1,806	266
*	Samsung Heavy Industries Co. Ltd.	52,492	256
	Lotte Chemical Corp.	1,354	250
	DB HiTek Co. Ltd.	4,171	244
	Industrial Bank of Korea	26,828	241
	DB Insurance Co. Ltd.	4,570	235
	Binggrae Co. Ltd.	5,042	225
	Eusu Holdings Co. Ltd.	47,998	219
	LEENO Industrial Inc.	1,429	216
	LG Uplus Corp.	19,593	215
	Hansol Chemical Co. Ltd.	1,145	207
	Hankook Tire & Technology Co. Ltd.	7,041	207
*	Kolmar Korea Co. Ltd.	5,343	206

55

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hyosung Advanced Materials Corp.	524	206
[2]	Netmarble Corp.	2,361	203
	LG Household & Health Care Ltd. Preference Shares	457	200
	JR Global REIT	44,619	200
	Wemade Co. Ltd.	2,148	199
*	Kakao Games Corp.	3,168	197
	Shinsegae International Inc.	1,515	193
*	SOLUM Co. Ltd.	10,106	193
	Mcnex Co. Ltd.	4,993	192
	Maeil Dairies Co. Ltd.	3,291	187
	KCC Corp.	654	183
	Hyosung TNC Corp.	451	183
	OCI Co. Ltd.	2,002	177
	Ecopro Co. Ltd.	2,391	176
	Posco ICT Co. Ltd.	36,354	175
	Hyundai Steel Co.	5,227	174
*	Dae Han Flour Mills Co. Ltd.	1,230	171
	DGB Financial Group Inc.	21,571	171
	SK Telecom Co. Ltd. ADR	6,827	171
	Meritz Securities Co. Ltd.	34,740	170
	MegaStudyEdu Co. Ltd.	2,449	170
	Iljin Materials Co. Ltd.	2,168	166
	Foosung Co. Ltd.	9,231	165
*	Eugene Investment & Securities Co. Ltd.	57,667	163
*	Coreana Cosmetics Co. Ltd.	47,275	160
*	Hanmi Pharm Co. Ltd.	722	160
*	TY Holdings Co. Ltd.	6,915	158
	SPC Samlip Co. Ltd.	2,229	157
	SIMMTECH Co. Ltd.	3,402	153
	AMOREPACIFIC Group	3,718	152
	JB Financial Group Co. Ltd.	21,976	151
	Seegene Inc.	3,497	150
	WONIK IPS Co. Ltd.	4,915	148
	KTB Investment & Securities Co. Ltd.	34,676	147
	Korea Asset In Trust Co. Ltd.	47,142	146
	Koh Young Technology Inc.	8,974	144
	Kyobo Securities Co. Ltd.	22,409	142
[1]	Osstem Implant Co. Ltd.	1,176	140
	KC Co. Ltd.	8,513	139
*	JYP Entertainment Corp.	3,252	137
*	KIWOOM Securities Co. Ltd.	1,605	136
*	Hanjin Kal Corp.	3,011	133
		Shares	Market Value• ($000)
	HDC Hyundai Development Co-Engineering & Construction	9,897	133
*	Cuckoo Homesys Co. Ltd.	4,132	133
*	SK Biopharmaceuticals Co. Ltd.	1,872	133
	Cheil Worldwide Inc.	7,009	132
	BGF retail Co. Ltd.	929	132
*	Cosmax Inc.	1,826	132
	CS Wind Corp.	2,630	132
	NICE Information Service Co. Ltd.	8,409	131
*	DB Financial Investment Co. Ltd.	24,968	130
*	Interflex Co. Ltd.	7,695	129
	KH Vatec Co. Ltd.	6,977	128
	Ottogi Corp.	353	127
	AfreecaTV Co. Ltd.	1,066	125
*	Seoul Semiconductor Co. Ltd.	11,036	124
	Daeduck Electronics Co. Ltd.	5,916	124
*	Hana Tour Service Inc.	1,872	123
	NH Investment & Securities Co. Ltd.	12,704	123
	Sangsangin Co. Ltd.	15,579	122
*	Creative & Innovative System	10,517	122
	Jusung Engineering Co. Ltd.	5,474	120
	Hyundai Marine & Fire Insurance Co. Ltd.	4,993	120
	CJ ENM Co. Ltd.	1,089	119
	Hyundai Department Store Co. Ltd.	1,805	118
	SK Securities Co. Ltd.	157,579	118
	Com2uS Holdings Corp.	1,040	118
	Partron Co. Ltd.	12,074	116
*	Korea Line Corp.	49,259	115
*	UniTest Inc.	5,156	114
*	Asiana Airlines Inc.	6,963	113
	Com2uSCorp	1,190	111
	Park Systems Corp.	1,116	111
*	CJ Logistics Corp.	1,059	110
*	GemVax & Kael Co. Ltd.	8,613	110
*	Hansol Technics Co. Ltd.	20,436	109
	SM Entertainment Co. Ltd.	1,731	108
	Ahnlab Inc.	1,987	108
	DoubleUGames Co. Ltd.	2,609	108
*	GeneOne Life Science Inc.	8,767	108
	Chunbo Co. Ltd.	448	107
	Hanon Systems	10,770	104
*	HLB Life Science Co. Ltd.	11,705	104

56

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hansol Holdings Co. Ltd.	37,913	103
*	NHN Corp.	3,452	103
	Sam Young Electronics Co. Ltd.	11,789	102
*	Wonik Holdings Co. Ltd.	26,653	102
	Hyundai Mipo Dockyard Co. Ltd.	1,525	102
*	Hyundai Bioscience Co. Ltd.	3,822	102
	Cell Biotech Co. Ltd.	7,293	101
	Sindoh Co. Ltd.	3,764	101
	Mando Corp.	2,640	101
	Samsung Card Co. Ltd.	3,697	99
*	LegoChem Biosciences Inc.	2,690	99
*	Naturecell Co. Ltd.	7,125	98
	InBody Co. Ltd.	4,674	97
	Interpark Corp.	19,286	96
	Samwha Capacitor Co. Ltd.	2,038	96
*	Aprogen pharmaceuticals Inc.	145,301	96
	Innox Advanced Materials Co. Ltd.	2,730	96
	Eugene Technology Co. Ltd.	2,626	96
	Korean Reinsurance Co.	11,813	95
	Kolon Industries Inc.	1,934	95
	Daou Technology Inc.	5,200	94
	Youngone Corp.	2,643	94
	Hugel Inc.	742	92
	Dongjin Semichem Co. Ltd.	3,046	91
	Hanil Cement Co. Ltd.	5,990	91
	S&S Tech Corp.	3,864	91
	Samsung SDI Co. Ltd. Preference Shares	369	90
	Youlchon Chemical Co. Ltd.	4,389	88
*	SFA Semicon Co. Ltd.	16,020	88
	Seobu T&D	11,620	87
*	Eo Technics Co. Ltd.	1,028	86
*	Daesang Corp.	4,629	86
	Daejoo Electronic Materials Co. Ltd.	1,135	86
*	Kolmar Korea Holdings Co. Ltd.	4,921	85
	Innocean Worldwide Inc.	2,014	84
*	Yuanta Securities Korea Co. Ltd.	28,078	83
	i-SENS Inc.	3,565	83
*	Modetour Network Inc.	3,999	82
*	Duk San Neolux Co. Ltd.	2,518	82
	Hyundai Bioland Co. Ltd.	6,027	82
*	Medipost Co. Ltd.	4,996	81
	Taeyoung Engineering & Construction Co. Ltd.	9,768	81
		Shares	Market Value• ($000)
	Meritz Financial Group Inc.	2,644	81
	LX Semicon Co. Ltd.	847	81
*	Vidente Co. Ltd.	5,860	81
	ST Pharm Co. Ltd.	968	81
	Hanil Holdings Co. Ltd.	7,572	80
	YG Entertainment Inc.	1,439	80
	Harim Holdings Co. Ltd.	9,073	79
*	LX Holdings Corp.	9,687	79
	PharmaResearch Co. Ltd.	1,081	79
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	604	78
	Soulbrain Co. Ltd.	408	78
	Dongwon Industries Co. Ltd.	438	77
	Advanced Process Systems Corp.	4,113	77
*	Zinus Inc.	1,220	77
	RFHIC Corp.	3,212	76
*	Daea TI Co. Ltd.	19,070	75
*	Amicogen Inc.	3,483	75
	Dongwon F&B Co. Ltd.	507	73
	KISWIRE Ltd.	4,090	73
*	Hanjin Transportation Co. Ltd.	3,074	73
*	Pharmicell Co. Ltd.	7,988	73
	KT Skylife Co. Ltd.	10,313	73
	CJ Corp.	1,025	72
	Dongkuk Steel Mill Co. Ltd.	5,209	72
*	CMG Pharmaceutical Co. Ltd.	26,786	72
*	Webzen Inc.	3,628	71
*	Eubiologics Co. Ltd.	3,552	71
	Green Cross Corp.	457	70
*	Cafe24 Corp.	4,294	70
*	Shinsung E&G Co. Ltd.	48,649	70
*	Samchully Co. Ltd.	817	69
	Hanmi Semiconductor Co. Ltd.	2,451	69
	SK Gas Ltd.	688	68
	SSANGYONG C&E Co. Ltd.	10,590	67
*	CosmoAM&T Co. Ltd.	2,067	67
	Hyundai Greenfood Co. Ltd.	9,454	66
*	Toptec Co. Ltd.	9,683	66
	ENF Technology Co. Ltd.	2,744	66
	Sebang Global Battery Co. Ltd.	1,217	65
*	IS Dongseo Co. Ltd.	1,474	65
*	NEPES Corp.	2,665	64
*	Namyang Dairy Products Co. Ltd.	194	64
	TES Co. Ltd.	2,992	64
	Daeduck Co. Ltd.	10,366	63

57

ESG International Stock ETF
		Shares	Market Value• ($000)
	S-1 Corp.	1,089	63
	Daishin Securities Co. Ltd.	4,420	63
	KC Tech Co. Ltd.	3,625	63
*	HS Industries Co. Ltd.	13,845	62
*	Able C&C Co. Ltd.	11,003	62
	Humasis Co. Ltd.	3,996	62
*	Youngone Holdings Co. Ltd.	1,569	61
	iMarketKorea Inc.	7,289	61
*	GC Cell Corp.	1,068	61
	Lotte Shopping Co. Ltd.	821	59
	OptoElectronics Solutions Co. Ltd.	2,577	59
*	AbClon Inc.	5,493	59
*	Ananti Inc.	7,379	58
	Vieworks Co. Ltd.	1,793	58
*	Oscotec Inc.	2,263	57
	Dong-A ST Co. Ltd.	996	57
	Tesna Inc.	1,544	57
*	Vaxcell-Bio Therapeutics Co. Ltd.	1,976	57
*	Hyundai Elevator Co. Ltd.	1,779	56
	Chong Kun Dang Pharmaceutical Corp.	695	56
*	STCUBE	10,770	55
*	Genexine Inc.	1,412	55
	NICE Holdings Co. Ltd.	3,866	54
	ITM Semiconductor Co. Ltd.	1,835	54
*	Daewoong Pharmaceutical Co. Ltd.	383	53
	Woongjin Thinkbig Co. Ltd.	22,181	53
*	Mezzion Pharma Co. Ltd.	387	53
	ICD Co. Ltd.	6,320	53
*	Eutilex Co. Ltd.	3,634	53
	PI Advanced Materials Co. Ltd.	1,453	53
*	GOLFZON Co. Ltd.	418	53
	Mirae Asset Life Insurance Co. Ltd.	15,401	53
	INTOPS Co. Ltd.	1,883	52
*	SCM Lifescience Co. Ltd.	4,397	52
	Hanwha Investment & Securities Co. Ltd.	12,702	51
*	Hancom Inc.	2,992	51
*	S-MAC Co. Ltd.	18,713	51
	Doosan Bobcat Inc.	1,570	50
*	Hyosung Chemical Corp.	217	50
	Tokai Carbon Korea Co. Ltd.	508	50
	Lutronic Corp.	2,745	49
	Samyang Holdings Corp.	694	48
*	Tongyang Inc.	40,643	48
	Young Poong Corp.	88	48
		Shares	Market Value• ($000)
*	Inscobee Inc.	20,202	46
	Green Cross Holdings Corp.	2,440	46
	Tongyang Life Insurance Co. Ltd.	9,006	46
*	NHN KCP Corp.	2,312	45
	Byucksan Corp.	16,978	44
*	Insun ENT Co. Ltd.	5,066	44
*	ABLBio Inc.	2,004	44
	LS Electric Co. Ltd.	1,180	43
*	Hanall Biopharma Co. Ltd.	2,743	43
	Huons Co. Ltd.	1,104	43
*	Lotte Tour Development Co. Ltd.	2,873	43
*	Hanwha Life Insurance Co. Ltd.	17,142	42
	Hyundai Autoever Corp.	464	42
	Ecopro HN Co. Ltd.	960	42
	Hanssem Co. Ltd.	663	41
[1]	NS Shopping Co. Ltd.	3,459	41
	KCC Glass Corp.	840	41
*	Daewoong Co. Ltd.	1,595	40
*	Homecast Co. Ltd.	14,960	40
*	iNtRON Biotechnology Inc.	2,567	40
*	NKMax Co. Ltd.	3,063	40
*	Eoflow Co. Ltd.	2,336	40
	CJ Freshway Corp.	1,235	39
	Boryung Pharmaceutical Co. Ltd.	3,724	39
	BH Co. Ltd.	2,308	38
*	Hyosung Heavy Industries Corp.	814	38
	E1 Corp.	958	37
	Kwang Dong Pharmaceutical Co. Ltd.	6,101	37
*	DIO Corp.	1,349	37
	Huchems Fine Chemical Corp.	1,974	37
*	Chabiotech Co. Ltd.	2,562	37
	Korea Petrochemical Ind Co. Ltd.	249	36
	Korea Real Estate Investment & Trust Co. Ltd.	19,485	36
	HDC Holdings Co. Ltd.	5,695	36
	Samyang Corp.	836	36
	Korea Electric Terminal Co. Ltd.	722	35
	Handsome Co. Ltd.	1,165	35
*	CUROCOM Co. Ltd.	36,732	35
	Hansae Co. Ltd.	1,819	35
*	Kumho Tire Co. Inc.	10,235	34
	LF Corp.	2,298	34
*	Dentium Co. Ltd.	628	32
*	MedPacto Inc.	1,102	32

58

ESG International Stock ETF
		Shares	Market Value• ($000)
	Daishin Securities Co. Ltd. Preference Shares	2,477	31
	L&C Bio Co. Ltd.	1,173	31
	Daekyo Co. Ltd.	10,019	30
	Hansol Paper Co. Ltd.	2,818	29
	Sam Chun Dang Pharm Co. Ltd.	917	28
	LX Hausys Ltd.	610	28
	JW Pharmaceutical Corp.	1,264	27
*	Samsung Pharmaceutical Co. Ltd.	7,549	27
	DongKook Pharmaceutical Co. Ltd.	1,527	27
*	HLB Therapeutics Co. Ltd.	2,125	27
	Humedix Co. Ltd.	1,444	27
	Bukwang Pharmaceutical Co. Ltd.	2,512	26
	Dong-A Socio Holdings Co. Ltd.	303	26
	SL Corp.	1,287	26
*	Taekwang Industrial Co. Ltd.	31	26
*	CJ CGV Co. Ltd.	1,181	26
*	Neowiz	1,279	26
	Hyundai Home Shopping Network Corp.	528	26
*	Sambu Engineering & Construction Co. Ltd.	14,237	26
*	Binex Co. Ltd.	2,235	25
*	CrystalGenomics Inc.	5,185	25
	Huons Global Co. Ltd.	996	25
	Halla Holdings Corp.	703	24
	Namhae Chemical Corp.	2,835	23
	Hyundai Livart Furniture Co. Ltd.	2,006	23
*	Enzychem Lifesciences Corp.	838	23
*	OliX Pharmaceuticals Inc.	981	23
*	Hanwha General Insurance Co. Ltd.	6,091	22
	Hyundai Construction Equipment Co. Ltd.	780	22
*	Peptron Inc.	2,777	22
	Korea United Pharm Inc.	573	22
	Sungwoo Hitech Co. Ltd.	5,271	21
*	Solid Inc.	4,031	21
*	Yungjin Pharmaceutical Co. Ltd.	4,897	20
*	Dongsung Pharmaceutical Co. Ltd.	2,818	20
	AK Holdings Inc.	1,051	19
	Dae Hwa Pharmaceutical Co. Ltd.	2,662	19
*	Nexen Tire Corp.	3,685	19
*	Studio Dragon Corp.	265	19
*	KH FEELUX Co. Ltd.	10,707	18
		Shares	Market Value• ($000)
	Ilyang Pharmaceutical Co. Ltd.	837	18
	LG HelloVision Co. Ltd.	4,383	18
*	Kuk-il Paper Manufacturing Co. Ltd.	5,682	18
*	Anterogen Co. Ltd.	803	17
*	Namsun Aluminum Co. Ltd.	8,724	17
	BGF Co. Ltd.	3,740	16
*	Samsung Biologics Co. Ltd. Rights Exp. 4/8/22	126	15
	Hankook & Co. Co. Ltd.	1,208	14
*	Komipharm International Co. Ltd.	1,947	14
	Soulbrain Holdings Co. Ltd.	579	14
	Songwon Industrial Co. Ltd.	652	11
*	Lock&Lock Co. Ltd.	1,322	11
	Jeil Pharmaceutical Co. Ltd.	482	11
*	Seojin System Co. Ltd.	257	7
	Chongkundang Holdings Corp.	97	6
	F&F Holdings Co. Ltd.	242	6
*,1	Y2 Solution Co. Ltd.	2,639	3
			122,291
Spain (1.0%)
	Banco Bilbao Vizcaya Argentaria SA	976,867	5,796
*	Amadeus IT Group SA	64,683	4,268
	Industria de Diseno Textil SA	154,340	4,026
[2]	Cellnex Telecom SA	85,254	3,856
	Telefonica SA	792,061	3,783
	CaixaBank SA	713,294	2,343
*,2	Aena SME SA	10,420	1,701
	Bankinter SA	204,108	1,159
	Grifols SA	49,389	936
	Merlin Properties Socimi SA	83,564	932
*	Banco de Sabadell SA	738,160	638
	Fluidra SA	14,519	440
	Acerinox SA	31,506	400
	Viscofan SA	5,505	341
	Grifols SA Preference Shares Class B	17,297	214
	Inmobiliaria Colonial Socimi SA	19,369	164
*	Solaria Energia y Medio Ambiente SA	8,268	153
	Laboratorios Farmaceuticos Rovi SA	1,295	105
	Mapfre SA	43,646	86
	Faes Farma SA	19,304	74
	Pharma Mar SA	1,085	66
	Zardoya Otis SA	8,137	64

59

ESG International Stock ETF
		Shares	Market Value• ($000)
[2]	Aedas Homes SA	1,931	53
	Sacyr SA	21,646	51
	Cia de Distribucion Integral Logista Holdings SA	2,721	49
[2]	Unicaja Banco SA	50,649	48
*,2	Neinor Homes SA	3,136	42
	Construcciones y Auxiliar de Ferrocarriles SA	1,148	40
	Almirall SA	2,839	37
	Lar Espana Real Estate Socimi SA	6,008	35
[2]	Gestamp Automocion SA	6,564	27
[2]	Metrovacesa SA	3,601	26
[2]	Global Dominion Access SA	4,668	22
*	Distribuidora Internacional de Alimentacion SA	1,053,042	16
	Prosegur Cia de Seguridad SA	6,488	15
*	Ence Energia y Celulosa SA	1,476	5
			32,011
Sweden (2.3%)
	Atlas Copco AB Class B	129,422	5,848
	Investor AB Class A	214,889	4,752
	Telefonaktiebolaget LM Ericsson Class B	466,232	4,290
	Assa Abloy AB Class B	144,329	3,788
	Skandinaviska Enskilda Banken AB Class A	239,926	2,764
	Essity AB Class B	102,259	2,632
	H & M Hennes & Mauritz AB Class B	152,289	2,542
	Boliden AB	55,642	2,475
	Epiroc AB Class A	118,596	2,229
	Svenska Handelsbanken AB Class A	231,038	2,196
	Svenska Cellulosa AB SCA Class B	125,545	2,048
	Industrivarden AB Class A	70,762	1,954
	Investor AB Class B	89,643	1,825
	Getinge AB Class B	43,351	1,683
	Skanska AB Class B	72,025	1,630
	Telia Co. AB	437,737	1,628
	Tele2 AB Class B	116,644	1,546
	SKF AB Class B	82,191	1,518
	Nibe Industrier AB Class B	157,692	1,404
	EQT AB	41,595	1,392
	Trelleborg AB Class B	63,839	1,283
*	Kinnevik AB Class B	49,246	1,254
	Electrolux AB Class B	59,342	1,063
	Castellum AB	43,211	959
	Atlas Copco AB Class A	17,471	896
		Shares	Market Value• ($000)
*	Fastighets AB Balder Class B	12,373	771
	Securitas AB Class B	62,137	752
	Elekta AB Class B	82,248	712
*	Swedish Orphan Biovitrum AB	33,976	699
*,2	Sinch AB	79,429	670
[2]	Thule Group AB	16,286	640
*	SSAB AB Class B	113,325	613
	Avanza Bank Holding AB	20,686	585
	Husqvarna AB Class B	47,768	575
	Sagax AB Class B	20,730	564
	AddTech AB Class B	33,811	555
	Beijer Ref AB Class B	34,793	524
[2]	Dometic Group AB	49,474	476
	Fabege AB	31,670	472
	Samhallsbyggnadsbolaget i Norden AB B Shares	101,997	472
	Hexpol AB	44,331	454
	Epiroc AB Class B	25,119	407
	Vitrolife AB	11,354	380
	Holmen AB Class B	7,331	359
	MIPS AB	4,289	333
	L E Lundbergforetagen AB Class B	6,798	328
*	Nordic Entertainment Group AB Class B	9,038	307
*	Sectra AB Class B	18,382	292
	Samhallsbyggnadsbolaget i Norden AB	92,294	278
	Investment AB Latour Class B	9,224	255
*	Movida Participacoes SA	70,100	221
*	SSAB AB Class A	35,066	219
	BillerudKorsnas AB	15,014	211
	Intrum AB	7,757	198
	Instalco AB	25,905	198
	Nyfosa AB	13,637	191
	AAK AB	10,027	182
	JM AB	5,734	178
	Nordnet AB publ	10,170	174
*,2	Boozt AB	10,491	170
	Corem Property Group AB Preference Shares	4,544	151
	Biotage AB	7,677	138
	Bure Equity AB	4,045	128
	Wihlborgs Fastigheter AB	6,288	124
[2]	Bravida Holding AB	10,003	121
	Mycronic AB	6,235	118
	Loomis AB Class B	4,199	118
	Medicover AB Class B	4,523	109
*	Electrolux Professional AB Class B	16,944	98
	Granges AB	8,635	92
*	Cint Group AB	9,474	89
	Axfood AB	3,365	88

60

ESG International Stock ETF
		Shares	Market Value• ($000)
	Wallenstam AB Class B	5,999	88
	Corem Property Group AB Class B	34,951	87
	Arjo AB Class B	9,998	86
	Nolato AB Class B	8,930	84
*	BHG Group AB	9,253	82
	Bilia AB Class A	6,238	81
*	Pandox AB Class B	5,577	81
	INVISIO AB	5,304	79
	Vitec Software Group AB Class B	1,865	79
	Lindab International AB	3,168	76
	HMS Networks AB	1,791	76
*	Modern Times Group MTG AB Class B	5,579	72
	Peab AB Class B	6,687	65
	Troax Group AB	2,415	64
	Concentric AB	2,640	60
	Ratos AB Class B	9,539	51
	NCC AB Class B	3,556	50
	Systemair AB	5,860	49
*,2	Scandic Hotels Group AB	10,650	47
*	Mekonomen AB	3,747	46
	Catena AB	856	45
	SkiStar AB	2,860	42
[2]	Munters Group AB	5,539	37
	Hufvudstaden AB Class A	2,748	36
*	VNV Global AB	4,885	34
*	SAS AB	300,386	30
	Clas Ohlson AB Class B	1,879	21
	Investment AB Oresund	1,595	21
[2]	Resurs Holding AB	6,371	18
	Nobia AB	3,638	16
*	Collector AB	4,677	16
	Bonava AB Class B	2,184	16
	Dios Fastigheter AB	1,570	16
	Svenska Handelsbanken AB Class B	1,415	15
*,2	Attendo AB	3,886	13
*	Karo Pharma AB	2,117	13
*	Camurus AB	817	13
	Cloetta AB Class B	4,552	11
*	Solid Forsakring AB	637	3
*,2	Oncopeptides AB	114	—
			73,207
Switzerland (6.6%)
	Nestle SA (Registered)	391,416	51,000
	Roche Holding AG (XVTX)	86,091	32,606
	Novartis AG (Registered)	288,279	25,337
	Zurich Insurance Group AG	20,268	9,303
	Lonza Group AG (Registered)	11,126	7,698
	Roche Holding AG (XSWX)	15,817	6,602
	Givaudan SA (Registered)	1,380	5,762
		Shares	Market Value• ($000)
	Alcon Inc.	63,428	4,900
	Partners Group Holding AG	3,041	4,111
	Swiss Re AG	39,476	3,772
	Geberit AG (Registered)	5,357	3,504
	Sonova Holding AG (Registered)	8,798	3,406
	Swiss Life Holding AG (Registered)	5,523	3,370
	Credit Suisse Group AG (Registered)	312,919	2,621
	Julius Baer Group Ltd.	40,084	2,347
	Chocoladefabriken Lindt & Spruengli AG	219	2,323
	Kuehne + Nagel International AG (Registered)	8,259	2,252
	Straumann Holding AG (Registered)	1,329	2,111
	Swisscom AG (Registered)	3,303	1,979
	Logitech International SA (Registered)	25,600	1,916
	Schindler Holding AG	7,982	1,831
	Baloise Holding AG (Registered)	10,906	1,829
	Adecco Group AG (Registered)	33,606	1,587
	Swiss Prime Site AG (Registered)	16,072	1,575
	Vifor Pharma AG	8,414	1,477
[2]	VAT Group AG	3,606	1,363
	Georg Fischer AG (Registered)	1,100	1,353
	Helvetia Holding AG (Registered)	10,883	1,324
[2]	Galenica AG	17,571	1,236
	Barry Callebaut AG (Registered)	496	1,144
	Chocoladefabriken Lindt & Spruengli AG (Registered)	10	1,122
	Temenos AG (Registered)	10,641	1,070
*	Flughafen Zurich AG (Registered)	5,927	1,066
*	SIG Combibloc Group AG	45,283	1,016
*	Clariant AG (Registered)	55,400	1,000
*	Mobimo Holding AG (Registered)	2,726	915
	Tecan Group AG (Registered)	2,093	906
*	ams-OSRAM AG	43,804	682
	Belimo Holding AG (Registered)	1,254	665
	Bachem Holding AG (Registered) Class B	1,034	615
	PSP Swiss Property AG (Registered)	4,539	587

61

ESG International Stock ETF
		Shares	Market Value• ($000)
	Cembra Money Bank AG	8,323	571
	Valiant Holding AG (Registered)	4,965	516
	EMS-Chemie Holding AG (Registered)	515	509
*	Valora Holding AG (Registered)	2,245	445
*	Siegfried Holding AG (Registered)	496	375
	Comet Holding AG (Registered)	1,191	362
	Forbo Holding AG (Registered)	205	351
*	Dufry AG (Registered)	7,363	344
	Bucher Industries AG (Registered)	651	287
*	Idorsia Ltd.	10,577	212
*	Zur Rose Group AG	1,110	193
	Inficon Holding AG (Registered)	145	170
*,2	Sensirion Holding AG	1,275	144
	Interroll Holding AG (Registered)	34	126
	Daetwyler Holding AG	364	125
	dormakaba Holding AG	223	123
	Vontobel Holding AG (Registered)	1,489	118
	Banque Cantonale Vaudoise (Registered)	1,294	111
*	IRB Brasil Resseguros SA	179,000	106
	Emmi AG (Registered)	88	103
	DKSH Holding AG	1,191	101
	Allreal Holding AG (Registered)	433	94
	Swissquote Group Holding SA (Registered)	527	91
	Stadler Rail AG	2,348	91
*	Softwareone Holding AG	4,685	85
*	COSMO Pharmaceuticals NV	1,220	81
*	u-blox Holding AG	1,078	76
*	Landis+Gyr Group AG	1,145	75
	Kardex Holding AG (Registered)	264	69
	Burckhardt Compression Holding AG	136	67
*	Meyer Burger Technology AG	167,822	64
*,1	Aryzta AG	54,601	62
	Schindler Holding AG (Registered)	272	61
	VZ Holding AG	666	60
*	Dottikon Es Holding AG (Registered)	248	60
	Bystronic AG	49	57
	SFS Group AG	377	55
		Shares	Market Value• ($000)
*	Ascom Holding AG (Registered)	4,486	51
	Zehnder Group AG	531	46
	Leonteq AG	595	41
	St. Galler Kantonalbank AG (Registered)	77	38
	OC Oerlikon Corp. AG (Registered)	4,180	37
	Vetropack Holding AG (Registered) Class A	673	34
*	Basilea Pharmaceutica AG (Registered)	739	30
	Schweiter Technologies AG	21	27
	LEM Holding SA (Registered)	11	26
*	Komax Holding AG (Registered)	96	25
*	EFG International AG	2,726	21
	Ypsomed Holding AG (Registered)	120	21
*	Implenia AG (Registered)	828	21
	Bell Food Group AG (Registered)	63	19
	Intershop Holding AG	28	19
*	Autoneum Holding AG	101	17
	Arbonia AG	656	15
*	ALSO Holding AG (Registered)	55	15
			208,326
Taiwan (6.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,320,630	71,392
	MediaTek Inc.	207,145	8,186
	Hon Hai Precision Industry Co. Ltd.	1,603,400	5,956
	United Microelectronics Corp.	1,618,800	3,050
	Delta Electronics Inc.	287,496	2,562
	Formosa Plastics Corp.	622,000	2,349
	Cathay Financial Holding Co. Ltd.	1,002,052	2,253
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	20,667	2,212
	Chunghwa Telecom Co. Ltd.	494,000	2,196
	Nan Ya Plastics Corp.	691,000	2,179
	Mega Financial Holding Co. Ltd.	1,567,000	2,112
	China Steel Corp.	1,621,084	2,108
	Evergreen Marine Corp. Taiwan Ltd.	360,241	1,892
	E.Sun Financial Holding Co. Ltd.	1,562,526	1,652
	ASE Technology Holding Co. Ltd.	438,902	1,586

62

ESG International Stock ETF
		Shares	Market Value• ($000)
	Unimicron Technology Corp.	169,000	1,571
	Chailease Holding Co. Ltd.	167,292	1,518
	Uni-President Enterprises Corp.	562,000	1,352
	China Development Financial Holding Corp.	1,889,308	1,294
	Novatek Microelectronics Corp.	77,995	1,293
	Yuanta Financial Holding Co. Ltd.	1,347,320	1,204
	Quanta Computer Inc.	355,000	1,187
	Yageo Corp.	66,791	1,096
	First Financial Holding Co. Ltd.	1,181,172	1,088
	Taiwan Cooperative Financial Holding Co. Ltd.	1,146,088	1,087
	Formosa Chemicals & Fibre Corp.	363,000	1,029
	Asustek Computer Inc.	77,000	1,027
	Realtek Semiconductor Corp.	62,294	1,027
	Largan Precision Co. Ltd.	14,000	1,017
*	Yang Ming Marine Transport Corp.	238,000	1,006
	Taiwan Cement Corp.	589,376	1,001
	Taishin Financial Holding Co. Ltd.	1,410,612	989
	Ruentex Development Co. Ltd.	379,400	980
	Hua Nan Financial Holdings Co. Ltd.	1,199,294	951
	Hotai Motor Co. Ltd.	38,000	860
	SinoPac Financial Holdings Co. Ltd.	1,325,000	814
	AU Optronics Corp.	1,060,000	794
	WPG Holdings Ltd.	383,680	766
	Wan Hai Lines Ltd.	109,400	745
	Globalwafers Co. Ltd.	30,000	743
	Lite-On Technology Corp.	286,000	703
	Airtac International Group	20,603	685
	Innolux Corp.	1,090,000	663
	Synnex Technology International Corp.	255,000	660
	Win Semiconductors Corp.	60,000	657
	Shanghai Commercial & Savings Bank Ltd.	390,000	642
	Bank of Kaohsiung Co. Ltd.	1,313,877	634
	O-Bank Co. Ltd.	1,995,000	631
	Accton Technology Corp.	69,000	626
	eMemory Technology Inc.	9,000	607
	Taiwan Mobile Co. Ltd.	162,000	599
	E Ink Holdings Inc.	110,000	593
		Shares	Market Value• ($000)
	Vanguard International Semiconductor Corp.	126,000	572
	Shin Kong Financial Holding Co. Ltd.	1,409,287	572
	President Chain Store Corp.	60,000	561
	Eclat Textile Co. Ltd.	25,000	518
	Nan Ya Printed Circuit Board Corp.	27,000	517
	Pegatron Corp.	201,000	498
*	China Petrochemical Development Corp.	1,116,386	482
	Micro-Star International Co. Ltd.	84,000	474
	Sino-American Silicon Products Inc.	72,000	473
	Foxconn Technology Co. Ltd.	200,000	460
	Winbond Electronics Corp.	381,000	459
	Pou Chen Corp.	362,000	417
	Chang Hwa Commercial Bank Ltd.	640,713	407
	Compal Electronics Inc.	439,000	400
	Catcher Technology Co. Ltd.	77,000	395
	ASPEED Technology Inc.	4,000	393
	Alchip Technologies Ltd.	10,000	391
*	Walsin Technology Corp.	72,000	381
	Asia Cement Corp.	235,000	380
	Macronix International Co. Ltd.	236,000	374
	Radiant Opto-Electronics Corp.	101,000	365
	Acter Group Corp. Ltd.	46,000	363
	Kindom Development Co. Ltd.	270,100	360
	Wiwynn Corp.	10,000	357
	Giant Manufacturing Co. Ltd.	34,000	353
	Phison Electronics Corp.	19,000	352
	Far EasTone Telecommunications Co. Ltd.	142,000	351
	Taiwan High Speed Rail Corp.	330,000	349
	Merida Industry Co. Ltd.	34,000	346
	Taichung Commercial Bank Co. Ltd.	713,571	342
	Acer Inc.	322,000	334
	Elite Material Co. Ltd.	34,000	333
	Hotai Finance Co. Ltd.	75,000	333
	Walsin Lihwa Corp.	326,000	330
*	China Airlines Ltd.	322,000	328
*	Oneness Biotech Co. Ltd.	37,000	328
*	Eva Airways Corp.	272,932	322
	Hiwin Technologies Corp.	33,483	320

63

ESG International Stock ETF
		Shares	Market Value• ($000)
	Voltronic Power Technology Corp.	6,152	320
*	TA Chen Stainless Pipe	166,459	318
	Feng TAY Enterprise Co. Ltd.	42,400	316
	Gigabyte Technology Co. Ltd.	61,000	313
	Nanya Technology Corp.	107,000	300
	Chroma ATE Inc.	44,000	300
	Lien Hwa Industrial Holdings Corp.	125,079	300
	Yulon Finance Corp.	41,045	299
	Simplo Technology Co. Ltd.	26,000	292
	Charoen Pokphand Enterprise	96,000	290
	IBF Financial Holdings Co. Ltd.	508,874	288
	Senao International Co. Ltd.	238,000	279
	Ruentex Industries Ltd.	66,560	277
	Wistron Corp.	261,000	275
	Kinsus Interconnect Technology Corp.	33,000	275
	Topco Scientific Co. Ltd.	44,000	273
	Taiwan Business Bank	665,437	265
	Test Research Inc.	117,000	263
	Jess-Link Products Co. Ltd.	158,000	263
	Faraday Technology Corp.	26,000	261
	Powertech Technology Inc.	77,000	261
	Rich Development Co. Ltd.	793,000	260
	momo.com Inc.	7,200	256
	Sigurd Microelectronics Corp.	121,000	249
	Cheng Shin Rubber Industry Co. Ltd.	193,000	247
	King Yuan Electronics Co. Ltd.	154,000	243
	Huaku Development Co. Ltd.	74,000	240
	Sinbon Electronics Co. Ltd.	25,000	240
	Tripod Technology Corp.	52,000	238
	Wisdom Marine Lines Co. Ltd.	70,543	230
	Jih Sun Financial Holdings Co. Ltd.	519,043	229
	Apex International Co. Ltd.	63,000	227
	Elan Microelectronics Corp.	38,000	226
	China Electric Manufacturing Corp.	369,540	225
	YungShin Global Holding Corp.	148,000	225
		Shares	Market Value• ($000)
	Tung Ho Steel Enterprise Corp.	89,110	224
	Xxentria Technology Materials Corp.	89,000	221
	Poya International Co. Ltd.	15,180	220
	Teco Electric & Machinery Co. Ltd.	204,000	220
	Taiyen Biotech Co. Ltd.	182,000	218
*	Etron Technology Inc.	75,085	217
	Radium Life Tech Co. Ltd.	573,200	217
	Inventec Corp.	234,000	216
	Systex Corp.	73,000	215
	Aten International Co. Ltd.	74,000	214
	AP Memory Technology Corp.	16,000	213
*	Orient Semiconductor Electronics Ltd.	256,000	211
	Lotes Co. Ltd.	8,115	211
	King's Town Bank Co. Ltd.	142,000	205
	Run Long Construction Co. Ltd.	102,340	203
	ITEQ Corp.	43,466	203
	Makalot Industrial Co. Ltd.	25,707	203
	Taiwan Cogeneration Corp.	151,000	200
	Global Unichip Corp.	12,000	199
	International Games System Co. Ltd.	8,000	198
*	HTC Corp.	93,000	196
	Sunplus Technology Co. Ltd.	158,000	195
	Nien Made Enterprise Co. Ltd.	15,000	194
	YFY Inc.	159,000	192
	Tong Hsing Electronic Industries Ltd.	18,310	192
	Fusheng Precision Co. Ltd.	27,000	191
	Chicony Electronics Co. Ltd.	59,000	190
	Feng Hsin Steel Co. Ltd.	62,000	187
	Advanced International Multitech Co. Ltd.	61,000	186
	Chipbond Technology Corp.	74,000	184
	Elite Semiconductor Microelectronics Technology Inc.	35,000	184
	Wafer Works Corp.	69,923	184
*	AGV Products Corp.	466,000	181
	Standard Foods Corp.	98,000	178
	Taiwan Surface Mounting Technology Corp.	42,000	177

64

ESG International Stock ETF
		Shares	Market Value• ($000)
	Compeq Manufacturing Co. Ltd.	101,000	175
	Great Wall Enterprise Co. Ltd.	89,907	175
	Globe Union Industrial Corp.	330,000	174
	WT Microelectronics Co. Ltd.	58,000	174
	Kuo Yang Construction Co. Ltd.	207,000	172
	Fitipower Integrated Technology Inc.	21,083	171
	Sitronix Technology Corp.	16,000	170
	King Slide Works Co. Ltd.	11,000	169
	Chung Hung Steel Corp.	113,000	168
	Posiflex Technology Inc.	45,000	165
	Chief Telecom Inc.	17,000	165
	Greatek Electronics Inc.	62,000	162
	Kung Long Batteries Industrial Co. Ltd.	33,000	162
	Shinkong Synthetic Fibers Corp.	220,000	161
	Nichidenbo Corp.	85,000	161
	Silicon Integrated Systems Corp.	198,255	160
	Taiwan FamilyMart Co. Ltd.	20,000	159
	Taiwan Glass Industry Corp.	191,000	159
	Vivotek Inc.	60,000	159
	Sunny Friend Environmental Technology Co. Ltd.	22,000	157
	Capital Securities Corp.	273,000	154
	Sporton International Inc.	21,450	154
	Hong Pu Real Estate Development Co. Ltd.	191,000	154
	Formosa International Hotels Corp.	24,000	153
	FSP Technology Inc.	95,000	152
	KEE TAI Properties Co. Ltd.	341,000	151
	Pan Jit International Inc.	40,400	149
	Via Technologies Inc.	64,000	147
	Wei Chuan Foods Corp.	188,000	146
	Ardentec Corp.	79,000	145
*	Mercuries Life Insurance Co. Ltd.	455,748	145
	Tyntek Corp.	151,000	144
	Taiwan Fertilizer Co. Ltd.	58,000	143
*	Microbio Co. Ltd.	63,240	143
	Zhen Ding Technology Holding Ltd.	43,000	143
	Rexon Industrial Corp. Ltd.	93,000	143
	Cheng Loong Corp.	115,000	142
		Shares	Market Value• ($000)
*	Medigen Vaccine Biologics Corp.	17,000	142
	Advanced Energy Solution Holding Co. Ltd.	3,000	142
	Wah Lee Industrial Corp.	36,720	141
	Grape King Bio Ltd.	26,000	141
	Bizlink Holding Inc.	13,000	141
*	CMC Magnetics Corp.	356,114	140
	FocalTech Systems Co. Ltd.	25,203	140
	Prince Housing & Development Corp.	282,000	139
	Jentech Precision Industrial Co. Ltd.	10,000	139
	AURAS Technology Co. Ltd.	15,000	139
	Taiwan PCB Techvest Co. Ltd.	75,000	138
	Goldsun Building Materials Co. Ltd.	141,753	135
	RichWave Technology Corp.	17,400	135
*	Shihlin Paper Corp.	59,000	131
	Clevo Co.	118,000	130
*	Career Technology MFG. Co. Ltd.	152,513	130
	CHC Healthcare Group	93,000	130
*	Ambassador Hotel	112,000	130
	Sonix Technology Co. Ltd.	41,000	129
	PharmaEngine Inc.	46,000	129
	Getac Holdings Corp.	60,000	127
	Advanced Wireless Semiconductor Co.	34,370	127
	Foxsemicon Integrated Technology Inc.	16,000	126
	Evergreen International Storage & Transport Corp.	91,000	124
	Tainan Spinning Co. Ltd.	148,000	124
	Egis Technology Inc.	33,000	124
	Taiwan Hon Chuan Enterprise Co. Ltd.	45,000	121
	TCI Co. Ltd.	17,297	121
	President Securities Corp.	155,532	120
	Ichia Technologies Inc.	202,000	119
	Taiwan Paiho Ltd.	42,000	118
	Machvision Inc.	15,039	118
	HannStar Display Corp.	203,000	117
	XinTec Inc.	27,000	117
	Flytech Technology Co. Ltd.	44,000	116
	U-Ming Marine Transport Corp.	53,000	116
	Weltrend Semiconductor	36,000	116
	Sercomm Corp.	44,000	115

65

ESG International Stock ETF
		Shares	Market Value• ($000)
	Lung Yen Life Service Corp.	74,000	115
	Far Eastern Department Stores Ltd.	151,000	115
	Taiwan Mask Corp.	32,000	115
	Visual Photonics Epitaxy Co. Ltd.	28,000	114
	Soft-World International Corp.	34,000	113
	China Steel Chemical Corp.	26,000	112
	IEI Integration Corp.	67,000	112
	AcBel Polytech Inc.	93,000	112
	Topkey Corp.	23,000	112
	Qisda Corp.	100,000	111
*	Phihong Technology Co. Ltd.	68,000	111
	Pixart Imaging Inc.	23,000	111
	KMC Kuei Meng International Inc.	16,000	111
	Dyaco International Inc.	66,000	111
*	Lingsen Precision Industries Ltd.	129,000	110
	Highwealth Construction Corp.	63,000	110
	Holy Stone Enterprise Co. Ltd.	26,000	110
	ChipMOS Technologies Inc.	58,000	110
	Gloria Material Technology Corp.	127,000	109
	Sunonwealth Electric Machine Industry Co. Ltd.	67,000	109
	Sinyi Realty Inc.	89,000	108
	Formosa Taffeta Co. Ltd.	106,000	108
	Wowprime Corp.	22,000	108
	China Chemical & Pharmaceutical Co. Ltd.	136,000	107
*	Yieh Phui Enterprise Co. Ltd.	122,300	107
	Taiwan Semiconductor Co. Ltd.	43,000	106
*	United Renewable Energy Co. Ltd.	143,420	106
	Fulgent Sun International Holding Co. Ltd.	25,000	106
	Pan-International Industrial Corp.	78,000	105
	Taiwan Union Technology Corp.	34,000	105
	Sheng Yu Steel Co. Ltd.	92,000	105
	Bioteque Corp.	27,000	104
	YC INOX Co. Ltd.	85,476	102
	Chicony Power Technology Co. Ltd.	36,000	102
	Century Iron & Steel Industrial Co. Ltd.	26,000	102
		Shares	Market Value• ($000)
	Nan Pao Resins Chemical Co. Ltd.	21,000	101
	Ennoconn Corp.	13,710	100
	Gamania Digital Entertainment Co. Ltd.	44,000	100
	Yeong Guan Energy Technology Group Co. Ltd.	41,468	99
	Innodisk Corp.	13,000	99
	LandMark Optoelectronics Corp.	15,000	98
*	Infortrend Technology Inc.	170,000	97
	International CSRC Investment Holdings Co.	104,990	96
	Sampo Corp.	86,000	96
	Asia Polymer Corp.	71,757	95
	HannsTouch Solution Inc.	190,000	95
	Darfon Electronics Corp.	58,000	95
	Pegavision Corp.	6,000	95
*	Unitech Printed Circuit Board Corp.	145,000	94
	Dynapack International Technology Corp.	26,000	93
	Gudeng Precision Industrial Co. Ltd.	10,000	93
	Kaimei Electronic Corp.	29,000	93
*	Unizyx Holding Corp.	79,000	92
	Coretronic Corp.	36,000	92
	Hsin Kuang Steel Co. Ltd.	41,000	92
	Quanta Storage Inc.	58,000	92
	Asia Vital Components Co. Ltd.	23,000	92
	Ta Ya Electric Wire & Cable	110,499	92
*	RDC Semiconductor Co. Ltd.	6,000	92
	ITE Technology Inc.	23,000	90
	Mercuries & Associates Holding Ltd.	118,100	90
	Merry Electronics Co. Ltd.	30,298	89
	OptoTech Corp.	47,000	89
	Chun Yuan Steel Industry Co. Ltd.	99,000	88
	Continental Holdings Corp.	104,000	88
	Basso Industry Corp.	59,000	87
	TXC Corp.	25,000	87
	CyberTAN Technology Inc.	98,000	87
	Co-Tech Development Corp.	32,000	87
	T3EX Global Holdings Corp.	18,000	87
	Eternal Materials Co. Ltd.	65,000	85
	TSRC Corp.	66,000	84
	China Metal Products	64,000	82

66

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hung Sheng Construction Ltd.	92,600	82
*	EirGenix Inc.	22,000	82
	Gold Circuit Electronics Ltd.	27,000	79
*	FLEXium Interconnect Inc.	23,000	79
	Dynamic Electronics Co. Ltd.	87,997	79
	Chia Hsin Cement Corp.	105,000	79
	Hannstar Board Corp.	49,000	79
	Sensortek Technology Corp.	5,000	79
	General Interface Solution Holding Ltd.	24,000	78
*	Roo Hsing Co. Ltd.	326,000	77
*	Tong-Tai Machine & Tool Co. Ltd.	128,000	77
	Zeng Hsing Industrial Co. Ltd.	15,000	77
	Nan Liu Enterprise Co. Ltd.	19,000	77
	Cathay Real Estate Development Co. Ltd.	110,000	76
*	Asia Optical Co. Inc.	26,000	76
	Longchen Paper & Packaging Co. Ltd.	97,739	76
	SDI Corp.	16,000	76
*	Taiwan TEA Corp.	98,000	75
	Holtek Semiconductor Inc.	19,000	74
	Center Laboratories Inc.	35,262	74
	Global Brands Manufacture Ltd.	56,120	73
	Sincere Navigation Corp.	71,900	73
	Mitac Holdings Corp.	60,248	73
	Everlight Electronics Co. Ltd.	40,000	72
	Everlight Chemical Industrial Corp.	77,000	72
	Johnson Health Tech Co. Ltd.	36,000	72
	Fittech Co. Ltd.	10,000	72
	USI Corp.	68,000	70
	Sanyang Motor Co. Ltd.	68,000	69
	Farglory Land Development Co. Ltd.	31,000	68
	TPK Holding Co. Ltd.	49,000	68
	Chlitina Holding Ltd.	9,000	68
	Chunghwa Precision Test Tech Co. Ltd.	3,000	68
	Kuo Toong International Co. Ltd.	91,330	67
*	Lealea Enterprise Co. Ltd.	173,000	66
	Supreme Electronics Co. Ltd.	34,276	66
		Shares	Market Value• ($000)
	Taiwan Secom Co. Ltd.	18,000	66
*	Brogent Technologies Inc.	15,100	66
	Rechi Precision Co. Ltd.	98,000	65
	Taiflex Scientific Co. Ltd.	39,000	64
*	Savior Lifetec Corp.	104,436	64
*	Chung Hwa Pulp Corp.	78,000	63
	Syncmold Enterprise Corp.	26,000	63
	Speed Tech Corp.	26,000	63
	Transcend Information Inc.	24,000	61
	Cleanaway Co. Ltd.	8,000	61
	Thinking Electronic Industrial Co. Ltd.	12,000	60
	Motech Industries Inc.	52,788	59
	Nan Kang Rubber Tire Co. Ltd.	41,000	59
	Wistron NeWeb Corp.	23,000	59
	Arcadyan Technology Corp.	14,123	59
*	Asia Pacific Telecom Co. Ltd.	204,779	59
	ADATA Technology Co. Ltd.	17,000	57
	PChome Online Inc.	14,000	57
	Chin-Poon Industrial Co. Ltd.	43,000	56
	Formosa Sumco Technology Corp.	6,000	56
	Adimmune Corp.	39,000	56
	China General Plastics Corp.	43,155	54
*	TaiMed Biologics Inc.	21,000	52
	Hu Lane Associate Inc.	11,275	51
	Solar Applied Materials Technology Corp.	27,000	51
*	OBI Pharma Inc.	12,000	50
	Gemtek Technology Corp.	42,000	49
	Chang Wah Electromaterials Inc.	36,000	49
	Hota Industrial Manufacturing Co. Ltd.	16,810	48
	Ton Yi Industrial Corp.	92,000	48
	Alpha Networks Inc.	43,772	48
	Taiwan Sakura Corp.	20,000	48
	Kenda Rubber Industrial Co. Ltd.	44,000	47
	Iron Force Industrial Co. Ltd.	19,000	47
*	Oriental Union Chemical Corp.	57,000	45
	TaiDoc Technology Corp.	7,000	45
	TTY Biopharm Co. Ltd.	18,000	44
*	Li Peng Enterprise Co. Ltd.	128,000	44
*	Zinwell Corp.	66,000	43

67

ESG International Stock ETF
		Shares	Market Value• ($000)
	Taiwan Styrene Monomer	70,000	43
	D-Link Corp.	71,760	42
*	Shining Building Business Co. Ltd.	112,000	42
	Grand Pacific Petrochemical	41,000	42
	L&K Engineering Co. Ltd.	36,000	41
	Advanced Ceramic X Corp.	4,000	39
	Universal Vision Biotechnology Co. Ltd.	4,000	39
*	Adlink Technology Inc.	17,000	37
	Gourmet Master Co. Ltd.	9,000	37
	Shin Foong Specialty & Applied Materials Co. Ltd.	7,000	37
*	Ability Enterprise Co. Ltd.	36,000	36
	Kinpo Electronics	65,000	36
	Shin Zu Shing Co. Ltd.	11,165	36
	Elitegroup Computer Systems Co. Ltd.	50,000	35
*	Darwin Precisions Corp.	75,000	35
	Cub Elecparts Inc.	6,132	35
	China Motor Corp.	15,200	34
	Primax Electronics Ltd.	18,000	34
	TYC Brother Industrial Co. Ltd.	49,000	33
*	Medigen Biotechnology Corp.	18,000	33
	UPC Technology Corp.	44,000	33
	Swancor Holding Co. Ltd.	10,000	33
	Ho Tung Chemical Corp.	85,000	32
	Tong Yang Industry Co. Ltd.	27,000	32
	Yulon Motor Co. Ltd.	21,615	32
	St. Shine Optical Co. Ltd.	3,000	31
	Tung Thih Electronic Co. Ltd.	6,000	31
	Gigasolar Materials Corp.	5,000	30
	Cheng Uei Precision Industry Co. Ltd.	21,000	29
*	Ritek Corp.	71,214	24
	AmTRAN Technology Co. Ltd.	37,560	22
	Altek Corp.	14,000	22
	China Man-Made Fiber Corp.	58,240	20
	Lotus Pharmaceutical Co. Ltd.	4,000	16
	GeneReach Biotechnology Corp.	4,117	14
*,1	Unity Opto Technology Co. Ltd.	90,000	13
	ScinoPharm Taiwan Ltd.	13,000	11
		Shares	Market Value• ($000)
*	Taigen Biopharmaceuticals Holdings Ltd.	13,000	8
*,1	Pharmally International Holding Co. Ltd.	1,282	3
*,1	OBI Pharma Inc. Rights Exp. 3/14/22	1,354	—
*,1	Mercuries Life Insurance Co. Ltd. Rights Exp. 3/11/22	58,729	—
			201,532
Thailand (0.8%)
	CP ALL PCL (Foreign)	959,500	2,005
	Siam Cement PCL (Foreign)	151,800	1,827
	Siam Commercial Bank PCL (Foreign)	471,000	1,820
*	Airports of Thailand PCL (Foreign)	889,700	1,758
	Kasikornbank PCL (Foreign)	348,500	1,753
	Advanced Info Service PCL (Foreign)	206,400	1,453
	Energy Absolute PCL (Foreign)	472,700	1,407
	Bangkok Dusit Medical Services PCL (Foreign)	1,099,600	799
	Home Product Center PCL (Foreign)	1,689,600	791
	Central Pattana PCL (Foreign)	446,300	759
	Gulf Energy Development PCL (Foreign)	443,450	689
	Kiatnakin Phatra Bank PCL (Foreign)	299,400	627
	PTT Global Chemical PCL (Foreign)	347,000	565
	Delta Electronics Thailand PCL (Foreign)	43,900	550
	Com7 PCL (Foreign)	185,900	472
	Tisco Financial Group PCL (Foreign)	150,900	453
	Indorama Ventures PCL (Foreign)	304,600	422
	Global Power Synergy PCL (Foreign)	180,892	418
	Sino-Thai Engineering & Construction PCL (Foreign)	910,100	395
*	BEC World PCL (Foreign)	742,300	377
	Bangkok Bank PCL (Foreign)	78,400	338
	Intouch Holdings PCL (Foreign)	141,356	329
	Electricity Generating PCL (Foreign)	55,800	307

68

ESG International Stock ETF
		Shares	Market Value• ($000)
	Carabao Group PCL (Foreign)	89,300	292
	Central Retail Corp. PCL (Foreign)	231,500	272
	Krungthai Card PCL (Foreign)	126,700	247
	Univentures PCL (Foreign)	1,817,600	192
	Siam Makro PCL (Foreign)	144,437	189
	TMBThanachart Bank PCL (Foreign)	4,307,124	182
	WHA Corp. PCL (Foreign)	1,695,300	177
	Supalai PCL (Foreign)	246,800	166
	Jay Mart PCL (Foreign)	95,100	165
	Charoen Pokphand Foods PCL (Foreign)	202,600	157
	Krung Thai Bank PCL (Foreign)	327,800	141
*	CPN Retail Growth Leasehold REIT	217,300	134
	Jasmine Broadband Internet Infrastructure Fund	383,972	132
	BTS Group Holdings PCL (Foreign)	439,200	128
	Workpoint Entertainment PCL (Foreign)	178,900	124
	KCE Electronics PCL (Foreign)	65,000	121
*	Unique Engineering & Construction PCL (Foreign)	598,300	104
	WHA Premium Growth Freehold & Leasehold REIT	276,500	104
*	U City PCL (Foreign)	1,838,200	98
	IMPACT Growth REIT	194,000	96
	Thai Union Group PCL (Foreign)	149,500	93
	Thoresen Thai Agencies PCL (Foreign)	289,000	88
	Thaicom PCL (Foreign)	285,200	86
	Bumrungrad Hospital PCL (Foreign)	17,800	84
	Bangkok Expressway & Metro PCL (Foreign)	279,800	76
	Thonburi Healthcare Group PCL (Foreign)	48,500	74
	JMT Network Services PCL (Foreign)	35,192	74
*	Central Plaza Hotel PCL (Foreign)	66,800	71
*	Samart Corp. PCL (Foreign)	358,300	69
*	Bangkok Airways PCL (Foreign)	233,500	68
		Shares	Market Value• ($000)
*	Asset World Corp. PCL (Foreign)	460,000	68
	Hana Microelectronics PCL (Foreign)	37,300	59
	True Corp. PCL (Foreign)	375,600	58
	Dohome PCL (Foreign)	79,900	58
	AEON Thana Sinsap Thailand PCL (Foreign)	9,400	57
	Sri Trang Agro-Industry PCL (Foreign)	67,600	55
	Muangthai Capital PCL (Foreign)	33,200	53
	VGI PCL (Foreign)	294,730	53
	Srisawad Corp. PCL (Foreign)	28,600	51
*,1	Thai Airways International PCL (Foreign)	469,000	48
	Thanachart Capital PCL (Foreign)	37,100	48
	Siam Global House PCL (Foreign)	78,359	47
	Precious Shipping PCL (Foreign)	84,200	45
	Super Energy Corp. PCL (Foreign)	1,608,300	45
	Bangkok Commercial Asset Management PCL (Foreign)	67,100	45
	Total Access Communication PCL (Foreign)	26,900	39
	Thai Vegetable Oil PCL (Foreign)	35,700	36
	Berli Jucker PCL (Foreign)	33,100	34
	Land & Houses PCL (Foreign)	114,600	34
	TPI Polene PCL (Foreign)	631,700	34
	TQM Corp. PCL (Foreign)	24,800	34
	SPCG PCL (Foreign)	57,800	32
	Amata Corp. PCL (Foreign)	45,993	30
	AP Thailand PCL (Foreign)	88,200	29
	Osotspa PCL (Foreign)	26,800	29
	LPN Development PCL (Foreign)	190,300	27
	B Grimm Power PCL (Foreign)	25,300	27
*	Plan B Media PCL (Foreign)	104,112	25
	Quality Houses PCL (Foreign)	343,200	24
	Mega Lifesciences PCL (Foreign)	18,300	24
	Chularat Hospital PCL (Foreign)	210,700	23
*	Jasmine International PCL (Foreign)	208,700	23

69

ESG International Stock ETF
		Shares	Market Value• ($000)
	Gunkul Engineering PCL (Foreign)	111,400	21
	Bangkok Land PCL (Foreign)	675,700	21
	TPI Polene Power PCL (Foreign)	160,300	20
	Thailand Future Fund	90,900	20
	Bangkok Life Assurance PCL NVDR	14,000	19
	Taokaenoi Food & Marketing PCL (Foreign)	77,500	19
	Tipco Asphalt PCL (Foreign)	32,600	18
	GFPT PCL (Foreign)	36,300	15
	Sansiri PCL (Foreign)	393,500	15
	Thaifoods Group PCL (Foreign)	114,700	15
	Origin Property PCL (Foreign)	38,000	14
	BCPG PCL (Foreign)	32,051	12
	Major Cineplex Group PCL (Foreign)	18,300	11
	TTW PCL (Foreign)	28,000	10
	Ratchthani Leasing PCL (Foreign)	77,600	10
*	Italian-Thai Development PCL (Foreign)	118,800	8
	Advanced Info Service PCL	1,200	8
	TOA Paint Thailand PCL (Foreign)	6,800	6
*	VGI PCL (Foreign) Rights Exp. 3/29/22	88,419	2
*	BCPG PCL Warrants Exp. 11/13/23	1	—
*	Plan B Media PCL Warrants Exp. 1/13/25	3,856	—
			25,876
Turkey (0.1%)
	Turkiye Sise ve Cam Fabrikalari A/S	403,510	361
	Eregli Demir ve Celik Fabrikalari TAS	128,386	289
	Tat Gida Sanayi A/S	387,511	286
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	340,220	257
	Turkiye Garanti Bankasi A/S	297,675	239
	BIM Birlesik Magazalar A/S	39,783	210
	Logo Yazilim Sanayi ve Ticaret A/S	61,680	184
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	155,050	131
*	Is Gayrimenkul Yatirim Ortakligi A/S	309,061	123
		Shares	Market Value• ($000)
*	Aksa Enerji Uretim A/S Class B	110,504	103
	Akbank TAS	177,014	90
	Ford Otomotiv Sanayi A/S	4,262	83
*	Oyak Cimento Fabrikalari A/S	157,929	83
	Aksa Akrilik Kimya Sanayii A/S	30,935	81
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	62,060	76
	Ulker Biskuvi Sanayi A/S	69,387	74
*	Gubre Fabrikalari TAS	12,258	68
	AG Anadolu Grubu Holding A/S	26,203	61
*	Turk Hava Yollari AO	29,154	54
	Kervan Gida Sanayi ve Ticaret A/S Class B	70,787	54
	Akcansa Cimento A/S	41,084	49
	Borusan Yatirim ve Pazarlama A/S	1,912	48
	Is Yatirim Menkul Degerler A/S	35,721	45
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	114,758	44
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	297,714	43
*	Is Finansal Kiralama A/S	214,190	43
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	55,213	41
*	Sasa Polyester Sanayi A/S	12,192	41
	Kartonsan Karton Sanayi ve Ticaret A/S	12,049	39
	Haci Omer Sabanci Holding A/S	33,553	38
	Alarko Holding A/S	27,754	37
	Turk Traktor ve Ziraat Makineleri A/S	2,379	37
	Nuh Cimento Sanayi A/S	11,154	34
	Turkiye Is Bankasi A/S Class C	54,007	31
*	Petkim Petrokimya Holding A/S	55,556	31
[2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	7,248	29
*	Zorlu Enerji Elektrik Uretim A/S	257,724	28
*	Pegasus Hava Tasimaciligi A/S	4,077	28
	Aksigorta A/S	59,919	27
	Aygaz A/S	15,112	27
*	Hektas Ticaret TAS	29,370	27
	Coca-Cola Icecek A/S	3,293	26
	EGE Endustri ve Ticaret A/S	181	23
*	Konya Cimento Sanayii A/S	359	23

70

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	14,046	20
*	Cimsa Cimento Sanayi ve Ticaret A/S	7,525	18
[2]	Enerjisa Enerji A/S	18,394	18
*,2	MLP Saglik Hizmetleri A/S Class B	7,804	17
	Dogus Otomotiv Servis ve Ticaret A/S	4,771	16
*	Koza Altin Isletmeleri A/S	1,798	15
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	7,642	14
	Yapi ve Kredi Bankasi A/S	48,161	12
	Sok Marketler Ticaret A/S	13,986	11
*	Bera Holding A/S	17,692	10
	Tofas Turk Otomobil Fabrikasi A/S	1,547	9
	Dogan Sirketler Grubu Holding A/S	31,140	6
	Turk Telekomunikasyon A/S	9,896	6
	Arcelik A/S	1,329	5
*	Sekerbank Turk A/S	81,041	5
	Turkiye Sinai Kalkinma Bankasi A/S	54,965	5
*	TAV Havalimanlari Holding A/S	1,847	5
*	Tekfen Holding A/S	3,446	5
			3,943
United Arab Emirates (0.4%)
	Emirates Telecommunications Group Co. PJSC	483,943	4,622
	First Abu Dhabi Bank PJSC	590,562	3,328
	Emirates NBD Bank PJSC	346,981	1,353
	Abu Dhabi Commercial Bank PJSC	361,607	1,060
	Emaar Properties PJSC	510,994	708
	Aldar Properties PJSC	432,294	494
	Abu Dhabi Islamic Bank PJSC	199,166	480
*	Air Arabia PJSC	655,248	294
	Dubai Investments PJSC	305,176	188
*	Dubai Financial Market PJSC	271,148	173
*	RAK Properties PJSC	709,994	150
*	Emaar Development PJSC	128,179	150
	GFH Financial Group BSC	366,354	123
	Aramex PJSC	105,947	116
*,1	Arabtec Holding PJSC	101,139	15
			13,254
		Shares	Market Value• ($000)
United Kingdom (8.3%)
	AstraZeneca plc	220,516	26,803
	GlaxoSmithKline plc	677,760	14,134
	Unilever plc (XLON)	257,554	12,937
	RELX plc	256,594	7,814
	Reckitt Benckiser Group plc	90,219	7,639
	National Grid plc	468,164	7,078
	Vodafone Group plc	3,776,605	6,648
	Lloyds Banking Group plc	9,938,681	6,406
	Compass Group plc	267,198	6,039
	Barclays plc	2,419,974	5,913
	Prudential plc	389,541	5,889
	Experian plc	133,793	5,227
	Unilever plc (XAMS)	101,641	5,100
	CRH plc	111,340	5,023
	Ferguson plc	32,686	4,981
	London Stock Exchange Group plc	51,596	4,507
	Ashtead Group plc	67,903	4,412
	Tesco plc	1,104,404	4,278
	SSE plc	154,900	3,515
	Legal & General Group plc	855,248	3,162
	Segro plc	179,984	3,130
	Aviva plc	536,927	3,009
	WPP plc	203,526	2,863
	BT Group plc	1,145,966	2,859
	3i Group plc	148,921	2,653
	Standard Chartered plc	365,851	2,607
	Smith & Nephew plc	142,888	2,556
	Croda International plc	22,934	2,296
	Bunzl plc	57,335	2,266
	NatWest Group plc	727,304	2,229
	Rentokil Initial plc	328,012	2,226
*	Informa plc	265,223	2,100
	Smurfit Kappa Group plc	42,078	2,088
	Next plc	21,902	2,005
	Spirax-Sarco Engineering plc	12,327	1,964
	Halma plc	60,353	1,947
	St. James's Place plc	102,568	1,923
	Burberry Group plc	72,305	1,875
	Persimmon plc	56,602	1,822
	Smiths Group plc	86,196	1,758
	Sage Group plc	184,818	1,734
	Kingfisher plc	415,244	1,694
	Rightmove plc	185,859	1,665
	Mondi plc	75,650	1,587
[2]	Auto Trader Group plc	178,298	1,577
	DCC plc	19,847	1,557
	Barratt Developments plc	189,935	1,547
	British Land Co. plc	212,953	1,505
	Howden Joinery Group plc	126,929	1,444
	Taylor Wimpey plc	708,770	1,422

71

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Ocado Group plc	76,460	1,406
	Severn Trent plc	35,653	1,372
	Admiral Group plc	34,367	1,369
	Intermediate Capital Group plc	56,879	1,304
	United Utilities Group plc	90,171	1,294
	Tate & Lyle plc	127,304	1,278
	Direct Line Insurance Group plc	306,401	1,216
	abrdn plc	432,400	1,198
	Bellway plc	31,110	1,197
	Pearson plc	138,314	1,197
	DS Smith plc	258,091	1,189
	M&G plc	430,694	1,186
*	ITV plc	792,738	1,168
	Berkeley Group Holdings plc	21,323	1,109
	J Sainsbury plc	290,718	1,072
	Derwent London plc	25,200	1,027
	Antofagasta plc	48,620	984
	Spectris plc	25,309	951
	Johnson Matthey plc	37,606	945
	B&M European Value Retail SA	107,796	874
	Hargreaves Lansdown plc	57,577	873
*	Coca-Cola HBC AG	34,276	871
	Britvic plc	73,787	846
	Phoenix Group Holdings plc	101,907	845
	Hikma Pharmaceuticals plc	29,178	812
	Investec plc	145,358	788
	JD Sports Fashion plc	387,238	779
	Endeavour Mining plc	29,361	777
*	Marks & Spencer Group plc	327,023	762
	Royal Mail plc	138,545	728
	Games Workshop Group plc	7,047	707
	UNITE Group plc	47,952	686
	Dechra Pharmaceuticals plc	12,015	663
	Pennon Group plc	46,632	648
	Electrocomponents plc	47,712	629
	Future plc	16,210	574
	Beazley plc	93,832	568
	Close Brothers Group plc	35,310	552
	Greggs plc	16,065	552
*	WH Smith plc	25,303	547
	Vistry Group plc	36,902	496
*	S4 Capital plc	72,527	453
*,2	Watches of Switzerland Group plc	28,127	451
	HomeServe plc	49,833	450
	Schroders plc	10,926	447
	Man Group plc	170,239	438
		Shares	Market Value• ($000)
	Inchcape plc	42,177	422
	Genus plc	9,355	412
	OSB Group plc	61,177	409
*	SSP Group plc	107,943	401
	Hiscox Ltd.	32,119	395
	Capital & Counties Properties plc	161,623	358
*,2	Countryside Partnerships plc	87,300	354
	Virgin Money UK plc	132,409	328
[2]	Avast plc	38,085	321
	Safestore Holdings plc	18,560	316
	Drax Group plc	33,224	313
[2]	ConvaTec Group plc	124,364	301
	Polymetal International plc	63,105	295
	Redrow plc	38,445	293
	Grainger plc	76,840	287
	Dr. Martens plc	76,367	287
	Dunelm Group plc	16,399	264
	LondonMetric Property plc	71,210	248
	Big Yellow Group plc	12,881	245
*,2	Network International Holdings plc	77,689	234
	IG Group Holdings plc	21,732	227
*	easyJet plc	27,877	224
	Synthomer plc	57,042	220
	Domino's Pizza Group plc	45,015	220
	Marshalls plc	24,700	210
	Micro Focus International plc	34,381	179
	Brewin Dolphin Holdings plc	45,090	178
*	IWG plc	46,657	175
	Grafton Group plc	12,100	174
	Pets at Home Group plc	34,650	168
	Softcat plc	8,047	168
	Fresnillo plc	17,075	163
	Hammerson plc	329,393	163
*	International Consolidated Airlines Group SA	81,937	161
	Spirent Communications plc	48,893	160
*,2	Trainline plc	55,035	150
	Computacenter plc	4,049	148
	Hays plc	75,490	137
	Bank of Georgia Group plc	7,644	135
	Bytes Technology Group plc	21,742	134
	Cranswick plc	2,720	128
	Shaftesbury plc	15,778	124
	TP ICAP Group plc	75,996	122
	Plus500 Ltd.	6,285	117

72

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Greencore Group plc	64,694	116
[2]	Quilter plc	66,108	115
*	Ascential plc	25,440	111
	Ferrexpo plc	48,315	110
	Paragon Banking Group plc	16,286	110
	Picton Property Income Ltd.	81,152	107
	Assura plc	128,797	106
	Pagegroup plc	13,511	103
*	National Express Group plc	31,678	101
	Sanne Group plc	8,247	101
	Great Portland Estates plc	10,621	96
*	Mediclinic International plc	21,019	93
	Savills plc	5,376	92
*,2	Trustpilot Group plc	46,226	92
*	Moonpig Group plc	25,645	91
*	Auction Technology Group plc	7,027	91
	Centamin plc	67,757	90
*	Frasers Group plc	10,406	88
	Lancashire Holdings Ltd.	13,268	84
	IP Group plc	67,515	84
	Ashmore Group plc	24,722	83
	Moneysupermarket.com Group plc	29,728	83
	Victrex plc	3,159	82
	IntegraFin Holdings plc	13,992	80
	Mitie Group plc	104,804	78
	Currys plc	60,869	76
	Workspace Group plc	7,280	76
	AJ Bell plc	18,148	75
	Rathbones Group plc	3,170	70
	Genuit Group plc	10,032	69
	Kainos Group plc	3,341	68
*	Just Group plc	58,484	66
*,2	Wizz Air Holdings plc	1,454	65
*	Provident Financial plc	15,943	62
	Coats Group plc	76,003	62
*	Elementis plc	34,082	59
	Sirius Real Estate Ltd.	34,318	58
	Jupiter Fund Management plc	19,869	57
	Crest Nicholson Holdings plc	13,949	57
*	Restaurant Group plc	42,987	56
	Vesuvius plc	10,375	55
	Halfords Group plc	14,101	52
	RHI Magnesita NV	1,389	52
*	Firstgroup plc	38,431	51
	Redde Northgate plc	9,423	48
*,2	Aston Martin Lagonda Global Holdings plc	3,569	48
		Shares	Market Value• ($000)
	Clarkson plc	1,045	47
	Telecom Plus plc	2,351	46
	Essentra plc	11,008	45
*,2	Spire Healthcare Group plc	13,463	42
[2]	Alfa Financial Software Holdings plc	19,452	41
	Euromoney Institutional Investor plc	3,364	40
[2]	Ibstock plc	15,964	38
	Liontrust Asset Management plc	1,794	36
	FDM Group Holdings plc	2,927	33
*	AO World plc	24,288	31
	Helical plc	5,379	30
	NCC Group plc	9,895	25
	Hochschild Mining plc	16,405	25
	Keller Group plc	2,139	23
*	Petropavlovsk plc	216,180	23
	AG Barr plc	2,978	21
[2]	TI Fluid Systems plc	6,919	20
	TBC Bank Group plc	1,188	19
	Devro plc	6,727	18
*	Go-Ahead Group plc	1,814	16
	PZ Cussons plc	5,461	15
*	Stagecoach Group plc	9,115	10
*	PureTech Health plc	2,578	8
*	THG plc Class B	3,960	6
*	SIG plc	2,970	2
*,1	NMC Health plc	4,208	—
			264,488
Total Common Stocks (Cost $3,040,786)			3,167,655

73

ESG International Stock ETF
	Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[4,5] Vanguard Market Liquidity Fund, 0.138% (Cost $10,332)	103,347	10,333
Total Investments (99.9%) (Cost $3,051,118)		3,177,988
Other Assets and Liabilities—Net (0.1%)		3,824
Net Assets (100%)		3,181,812
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the aggregate value was $99,627,000, representing 3.1% of net assets.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,254,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $9,008,000 was received for securities on loan.
ADR—American Depositary Receipt.
FDR—Fiduciary Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	11	2,402	(57)
MSCI EAFE Index	March 2022	10	1,080	(82)
MSCI Emerging Market Index	March 2022	91	5,349	(186)
				(325)

74

ESG International Stock ETF
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	3/16/22	INR	107,647	USD	1,412	15	—
JPMorgan Chase Bank, N.A.	3/16/22	USD	982	CHF	907	—	(7)
JPMorgan Chase Bank, N.A.	3/16/22	USD	645	EUR	571	4	—
Goldman Sachs International	3/16/22	USD	308	GBP	234	—	(5)
Goldman Sachs International	3/16/22	USD	991	JPY	112,536	11	—
						30	(12)
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
75

ESG International Stock ETF
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,040,786)	3,167,655
Affiliated Issuers (Cost $10,332)	10,333
Total Investments in Securities	3,177,988
Investment in Vanguard	107
Cash	284
Foreign Currency, at Value (Cost $3,913)	3,906
Cash Collateral Pledged—Futures Contracts	390
Receivables for Investment Securities Sold	1,489
Receivables for Accrued Income	7,227
Receivables for Capital Shares Issued	3,421
Unrealized Appreciation—Forward Currency Contracts	30
Total Assets	3,194,842
Liabilities
Payables for Investment Securities Purchased	1,993
Collateral for Securities on Loan	9,008
Payables to Vanguard	138
Variation Margin Payable—Futures Contracts	94
Unrealized Depreciation—Forward Currency Contracts	12
Deferred Foreign Capital Gains Taxes	1,785
Total Liabilities	13,030
Net Assets	3,181,812
At February 28, 2022, net assets consisted of:

Paid-in Capital	3,095,686
Total Distributable Earnings (Loss)	86,126
Net Assets	3,181,812

Net Assets
Applicable to 55,200,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,181,812
Net Asset Value Per Share	$57.64
See accompanying Notes, which are an integral part of the Financial Statements.
76

ESG International Stock ETF
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends [1]	20,959
Non-Cash Dividends	9,203
Interest [2]	3
Securities Lending—Net	299
Total Income	30,464
Expenses
The Vanguard Group—Note B
Investment Advisory Services	124
Management and Administrative	1,233
Marketing and Distribution	56
Custodian Fees	308
Shareholders’ Reports	33
Trustees’ Fees and Expenses	1
Other Expenses	15
Total Expenses	1,770
Net Investment Income	28,694
Realized Net Gain (Loss)
Investment Securities Sold[2]	(22,515)
Futures Contracts	(1,498)
Forward Currency Contracts	123
Foreign Currencies	18
Realized Net Gain (Loss)	(23,872)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	(302,219)
Futures Contracts	(251)
Forward Currency Contracts	(1)
Foreign Currencies	—
Change in Unrealized Appreciation (Depreciation)	(302,471)
Net Increase (Decrease) in Net Assets Resulting from Operations	(297,649)
1	Dividends are net of foreign withholding taxes of $2,746,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,000, ($2,000), less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($872,000).
See accompanying Notes, which are an integral part of the Financial Statements.
77

ESG International Stock ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,694	39,385
Realized Net Gain (Loss)	(23,872)	6,542
Change in Unrealized Appreciation (Depreciation)	(302,471)	329,233
Net Increase (Decrease) in Net Assets Resulting from Operations	(297,649)	375,160
Distributions
Total Distributions	(43,855)	(37,086)
Capital Share Transactions
Issued	962,488	1,017,922
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	962,488	1,017,922
Total Increase (Decrease)	620,984	1,355,996
Net Assets
Beginning of Period	2,560,828	1,204,832
End of Period	3,181,812	2,560,828
See accompanying Notes, which are an integral part of the Financial Statements.
78

ESG International Stock ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,		September 18, 2018[1] to August 31, 2019
		2021	2020
Net Asset Value, Beginning of Period	$64.34	$52.38	$48.09	$50.00
Investment Operations
Net Investment Income[2]	.597	1.295	1.192	1.529
Net Realized and Unrealized Gain (Loss) on Investments	(6.377)	11.907	4.138	(2.714)
Total from Investment Operations	(5.780)	13.202	5.330	(1.185)
Distributions
Dividends from Net Investment Income	(.920)	(1.242)	(1.040)	(.725)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.920)	(1.242)	(1.040)	(.725)
Net Asset Value, End of Period	$57.64	$64.34	$52.38	$48.09
Total Return	-9.06%	25.45%	11.23%	-2.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,182	$2,561	$1,205	$418
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.15%	0.17% [3,4]
Ratio of Net Investment Income to Average Net Assets	1.95%	2.14%	2.45%	3.30% [3]
Portfolio Turnover Rate[5]	3%	7%	12%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
79

ESG International Stock ETF
Notes to Financial Statements
Vanguard ESG International Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
80

ESG International Stock ETF
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 28, 2022, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
81

ESG International Stock ETF
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
82

ESG International Stock ETF
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $107,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
83

ESG International Stock ETF
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	287,802	2,879,143	710	3,167,655
Temporary Cash Investments	10,333	—	—	10,333
Total	298,135	2,879,143	710	3,177,988

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	30	—	30
Liabilities
Futures Contracts[1]	325	—	—	325
Forward Currency Contracts	—	12	—	12
Total	325	12	—	337
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At February 28, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	30	30
Total Assets	—	30	30

Unrealized Depreciation—Futures Contracts[1]	325	—	325
Unrealized Depreciation—Forward Currency Contracts	—	12	12
Total Liabilities	325	12	337
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
84

ESG International Stock ETF
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(1,498)	—	(1,498)
Forward Currency Contracts	—	123	123
Realized Net Gain (Loss) on Derivatives	(1,498)	123	(1,375)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(251)	—	(251)
Forward Currency Contracts	—	(1)	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(251)	(1)	(252)
E.  As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,063,057
Gross Unrealized Appreciation	415,469
Gross Unrealized Depreciation	(300,845)
Net Unrealized Appreciation (Depreciation)	114,624
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $8,598,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2022, the fund purchased $1,049,210,000 of investment securities and sold $95,901,000 of investment securities, other than temporary cash investments. Purchases and sales include $745,768,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	Shares (000)	Shares (000)
Issued	15,400	16,800
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	15,400	16,800
85

ESG International Stock ETF
H.  Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
86

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q43942 042022

Semiannual Report  |  February 28, 2022
Vanguard ESG U.S. Corporate Bond ETF

Contents
About Your Fund's Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2022
ESG U.S. Corporate Bond ETF	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$939.80	$0.58
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.20	0.60
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.12%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

ESG U.S. Corporate Bond ETF
Fund Allocation
As of February 28, 2022
Corporate Bonds – Communications	14.2%
Corporate Bonds – Consumer Discretionary	6.7
Corporate Bonds – Consumer Staples	3.7
Corporate Bonds – Financials	40.2
Corporate Bonds – Health Care	15.7
Corporate Bonds – Industrials	2.4
Corporate Bonds – Materials	1.6
Corporate Bonds – Real Estate	2.0
Corporate Bonds – Technology	13.4
Corporate Bonds – Utilities	0.0
U.S. Government and Agency Obligations	0.1
The table reflects the fund's investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

ESG U.S. Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
	United States Treasury Note/Bond	1.125%	1/15/25	100	98
	United States Treasury Note/Bond	2.000%	11/15/41	73	70
Total U.S. Government and Agency Obligations (Cost $168)					168
Corporate Bonds (99.1%)
Communications (14.1%)
	Activision Blizzard Inc.	3.400%	9/15/26	130	136
	Activision Blizzard Inc.	2.500%	9/15/50	160	134
	Alphabet Inc.	3.375%	2/25/24	140	145
	Alphabet Inc.	0.450%	8/15/25	150	143
	Alphabet Inc.	1.998%	8/15/26	270	271
	Alphabet Inc.	0.800%	8/15/27	110	103
	Alphabet Inc.	1.100%	8/15/30	240	217
	Alphabet Inc.	1.900%	8/15/40	70	59
	Alphabet Inc.	2.050%	8/15/50	176	142
	Alphabet Inc.	2.250%	8/15/60	115	92
	America Movil SAB de CV	3.625%	4/22/29	95	98
	America Movil SAB de CV	2.875%	5/7/30	75	74
	America Movil SAB de CV	6.375%	3/1/35	75	97
	America Movil SAB de CV	6.125%	3/30/40	160	204
	America Movil SAB de CV	4.375%	7/16/42	55	59
	America Movil SAB de CV	4.375%	4/22/49	130	143
	AT&T Inc.	0.900%	3/25/24	120	118
	AT&T Inc.	4.450%	4/1/24	25	26
	AT&T Inc.	3.400%	5/15/25	145	150
	AT&T Inc.	4.125%	2/17/26	250	267
	AT&T Inc.	1.700%	3/25/26	300	292
	AT&T Inc.	3.800%	2/15/27	100	106
	AT&T Inc.	4.250%	3/1/27	160	172
	AT&T Inc.	2.300%	6/1/27	160	158
	AT&T Inc.	1.650%	2/1/28	125	118
[1]	AT&T Inc.	4.100%	2/15/28	130	139
	AT&T Inc.	4.350%	3/1/29	380	414
[1]	AT&T Inc.	4.300%	2/15/30	260	283
	AT&T Inc.	2.750%	6/1/31	175	170
	AT&T Inc.	2.250%	2/1/32	75	69
	AT&T Inc.	2.550%	12/1/33	190	176
	AT&T Inc.	4.500%	5/15/35	80	88
	AT&T Inc.	5.250%	3/1/37	290	341
4

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	4.850%	3/1/39	134	149
	AT&T Inc.	5.350%	9/1/40	125	149
	AT&T Inc.	3.500%	6/1/41	210	200
	AT&T Inc.	4.300%	12/15/42	220	229
	AT&T Inc.	3.100%	2/1/43	180	161
	AT&T Inc.	4.350%	6/15/45	105	109
	AT&T Inc.	4.750%	5/15/46	150	167
	AT&T Inc.	5.650%	2/15/47	210	262
	AT&T Inc.	4.500%	3/9/48	280	301
	AT&T Inc.	4.550%	3/9/49	300	325
	AT&T Inc.	5.150%	2/15/50	125	147
	AT&T Inc.	3.650%	6/1/51	410	387
	AT&T Inc.	3.300%	2/1/52	385	342
	AT&T Inc.	3.500%	9/15/53	490	449
	AT&T Inc.	3.550%	9/15/55	445	404
	AT&T Inc.	3.800%	12/1/57	167	157
	AT&T Inc.	3.650%	9/15/59	270	245
	AT&T Inc.	3.850%	6/1/60	205	192
	AT&T Inc.	3.500%	2/1/61	143	126
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	75	83
	Booking Holdings Inc.	3.600%	6/1/26	50	52
	Booking Holdings Inc.	4.625%	4/13/30	120	134
	British Telecommunications plc	9.625%	12/15/30	165	231
[1]	Charter Communications Operating LLC	4.500%	2/1/24	50	52
	Charter Communications Operating LLC	4.908%	7/23/25	240	255
	Charter Communications Operating LLC	3.750%	2/15/28	75	77
	Charter Communications Operating LLC	4.200%	3/15/28	205	214
	Charter Communications Operating LLC	2.250%	1/15/29	35	33
	Charter Communications Operating LLC	5.050%	3/30/29	205	224
	Charter Communications Operating LLC	2.800%	4/1/31	255	238
	Charter Communications Operating LLC	2.300%	2/1/32	110	98
	Charter Communications Operating LLC	6.384%	10/23/35	250	299
	Charter Communications Operating LLC	5.375%	4/1/38	115	122
	Charter Communications Operating LLC	3.500%	6/1/41	175	151
	Charter Communications Operating LLC	3.500%	3/1/42	155	133
	Charter Communications Operating LLC	6.484%	10/23/45	270	321
	Charter Communications Operating LLC	5.375%	5/1/47	180	189
	Charter Communications Operating LLC	5.750%	4/1/48	203	224
	Charter Communications Operating LLC	5.125%	7/1/49	60	61
	Charter Communications Operating LLC	4.800%	3/1/50	150	146
	Charter Communications Operating LLC	3.700%	4/1/51	185	155
	Charter Communications Operating LLC	3.900%	6/1/52	155	135
	Charter Communications Operating LLC	3.850%	4/1/61	220	182
	Charter Communications Operating LLC	4.400%	12/1/61	170	152
	Charter Communications Operating LLC	3.950%	6/30/62	105	88
	Comcast Corp.	3.700%	4/15/24	275	285
	Comcast Corp.	3.375%	2/15/25	125	129
	Comcast Corp.	3.375%	8/15/25	60	62
	Comcast Corp.	3.950%	10/15/25	275	290
	Comcast Corp.	3.150%	3/1/26	150	155
	Comcast Corp.	2.350%	1/15/27	170	170
	Comcast Corp.	3.300%	2/1/27	220	228
	Comcast Corp.	3.150%	2/15/28	25	26
	Comcast Corp.	3.550%	5/1/28	190	199
	Comcast Corp.	4.150%	10/15/28	310	336
5

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	2.650%	2/1/30	250	247
	Comcast Corp.	3.400%	4/1/30	50	52
	Comcast Corp.	4.250%	10/15/30	145	159
	Comcast Corp.	1.950%	1/15/31	75	70
	Comcast Corp.	1.500%	2/15/31	55	49
	Comcast Corp.	4.250%	1/15/33	155	171
	Comcast Corp.	7.050%	3/15/33	75	101
	Comcast Corp.	4.200%	8/15/34	175	192
	Comcast Corp.	4.400%	8/15/35	65	73
	Comcast Corp.	3.200%	7/15/36	145	142
	Comcast Corp.	3.900%	3/1/38	140	147
	Comcast Corp.	4.600%	10/15/38	60	67
	Comcast Corp.	3.250%	11/1/39	70	67
	Comcast Corp.	3.750%	4/1/40	145	149
	Comcast Corp.	3.400%	7/15/46	165	158
	Comcast Corp.	4.000%	8/15/47	185	193
	Comcast Corp.	3.969%	11/1/47	120	124
	Comcast Corp.	4.000%	3/1/48	140	145
	Comcast Corp.	4.700%	10/15/48	58	67
	Comcast Corp.	3.999%	11/1/49	340	353
	Comcast Corp.	3.450%	2/1/50	35	33
	Comcast Corp.	2.800%	1/15/51	182	156
[2]	Comcast Corp.	2.887%	11/1/51	224	194
	Comcast Corp.	2.450%	8/15/52	200	161
	Comcast Corp.	4.049%	11/1/52	90	95
[2]	Comcast Corp.	2.937%	11/1/56	452	383
	Comcast Corp.	4.950%	10/15/58	40	49
	Comcast Corp.	2.650%	8/15/62	150	119
[2]	Comcast Corp.	2.987%	11/1/63	463	386
	Deutsche Telekom International Finance BV	8.750%	6/15/30	335	464
	Discovery Communications LLC	2.950%	3/20/23	128	129
	Discovery Communications LLC	3.950%	3/20/28	235	243
	Discovery Communications LLC	4.125%	5/15/29	165	172
	Discovery Communications LLC	3.625%	5/15/30	45	45
	Discovery Communications LLC	5.200%	9/20/47	125	136
	Discovery Communications LLC	5.300%	5/15/49	145	160
	Discovery Communications LLC	4.650%	5/15/50	35	36
	Discovery Communications LLC	4.000%	9/15/55	50	45
	Electronic Arts Inc.	1.850%	2/15/31	45	41
	Electronic Arts Inc.	2.950%	2/15/51	100	86
	Expedia Group Inc.	3.800%	2/15/28	240	247
	Expedia Group Inc.	3.250%	2/15/30	100	99
	Expedia Group Inc.	2.950%	3/15/31	80	77
	Fox Corp.	4.030%	1/25/24	25	26
	Fox Corp.	4.709%	1/25/29	285	311
	Fox Corp.	5.476%	1/25/39	165	193
	Fox Corp.	5.576%	1/25/49	63	76
	Grupo Televisa SAB	5.000%	5/13/45	10	11
	Grupo Televisa SAB	6.125%	1/31/46	50	63
	Grupo Televisa SAB	5.250%	5/24/49	100	115
	Omnicom Group Inc.	3.650%	11/1/24	260	269
	Omnicom Group Inc.	3.600%	4/15/26	40	42
	Omnicom Group Inc.	2.600%	8/1/31	90	87
	Orange SA	9.000%	3/1/31	179	256
	Orange SA	5.375%	1/13/42	60	73
6

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange SA	5.500%	2/6/44	65	82
	Paramount Global	4.750%	5/15/25	95	101
	Paramount Global	4.000%	1/15/26	85	89
	Paramount Global	7.875%	7/30/30	110	143
	Paramount Global	4.950%	1/15/31	225	249
	Paramount Global	4.200%	5/19/32	200	209
	Paramount Global	6.875%	4/30/36	100	128
	Paramount Global	4.375%	3/15/43	60	60
	Paramount Global	5.850%	9/1/43	40	48
	Paramount Global	4.950%	5/19/50	75	82
	Rogers Communications Inc.	4.100%	10/1/23	210	215
	Rogers Communications Inc.	5.000%	3/15/44	30	32
	Rogers Communications Inc.	4.300%	2/15/48	75	74
	Rogers Communications Inc.	4.350%	5/1/49	105	105
	Rogers Communications Inc.	3.700%	11/15/49	105	95
	Telefonica Emisiones SA	4.103%	3/8/27	210	222
	Telefonica Emisiones SA	7.045%	6/20/36	130	169
	Telefonica Emisiones SA	4.665%	3/6/38	90	93
	Telefonica Emisiones SA	5.213%	3/8/47	145	158
	Telefonica Emisiones SA	4.895%	3/6/48	85	89
	Telefonica Emisiones SA	5.520%	3/1/49	120	135
	Telefonica Europe BV	8.250%	9/15/30	145	195
	TELUS Corp.	4.600%	11/16/48	105	118
	Time Warner Cable LLC	6.550%	5/1/37	145	174
	Time Warner Cable LLC	7.300%	7/1/38	25	31
	Time Warner Cable LLC	6.750%	6/15/39	80	97
	Time Warner Cable LLC	5.875%	11/15/40	125	139
	Time Warner Cable LLC	5.500%	9/1/41	170	181
	Time Warner Cable LLC	4.500%	9/15/42	140	132
	Time Warner Entertainment Co. LP	8.375%	3/15/23	80	85
	Time Warner Entertainment Co. LP	8.375%	7/15/33	125	169
	T-Mobile USA Inc.	3.500%	4/15/25	300	308
	T-Mobile USA Inc.	1.500%	2/15/26	175	168
	T-Mobile USA Inc.	3.750%	4/15/27	345	358
	T-Mobile USA Inc.	2.050%	2/15/28	275	262
	T-Mobile USA Inc.	3.875%	4/15/30	490	507
	T-Mobile USA Inc.	2.550%	2/15/31	230	215
	T-Mobile USA Inc.	2.250%	11/15/31	115	104
[2]	T-Mobile USA Inc.	2.700%	3/15/32	80	75
	T-Mobile USA Inc.	4.375%	4/15/40	75	78
	T-Mobile USA Inc.	3.000%	2/15/41	290	253
	T-Mobile USA Inc.	4.500%	4/15/50	245	256
	T-Mobile USA Inc.	3.300%	2/15/51	395	344
[2]	T-Mobile USA Inc.	3.400%	10/15/52	100	88
	T-Mobile USA Inc.	3.600%	11/15/60	140	123
[1]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	90	93
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	74	76
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	100	98
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	45	46
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	65	70
	VeriSign Inc.	2.700%	6/15/31	90	84
	Verizon Communications Inc.	3.500%	11/1/24	200	207
	Verizon Communications Inc.	3.376%	2/15/25	80	83
	Verizon Communications Inc.	0.850%	11/20/25	200	190
	Verizon Communications Inc.	1.450%	3/20/26	280	271
7

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	2.625%	8/15/26	195	196
	Verizon Communications Inc.	4.125%	3/16/27	345	370
	Verizon Communications Inc.	3.000%	3/22/27	105	107
	Verizon Communications Inc.	2.100%	3/22/28	345	333
	Verizon Communications Inc.	4.329%	9/21/28	215	234
	Verizon Communications Inc.	3.875%	2/8/29	45	48
	Verizon Communications Inc.	4.016%	12/3/29	275	295
	Verizon Communications Inc.	3.150%	3/22/30	125	126
	Verizon Communications Inc.	1.500%	9/18/30	130	116
	Verizon Communications Inc.	1.680%	10/30/30	200	180
	Verizon Communications Inc.	1.750%	1/20/31	160	144
	Verizon Communications Inc.	2.550%	3/21/31	300	288
[2]	Verizon Communications Inc.	2.355%	3/15/32	242	226
	Verizon Communications Inc.	4.500%	8/10/33	210	233
	Verizon Communications Inc.	4.400%	11/1/34	152	167
	Verizon Communications Inc.	4.272%	1/15/36	115	126
	Verizon Communications Inc.	5.250%	3/16/37	160	193
	Verizon Communications Inc.	2.650%	11/20/40	200	174
	Verizon Communications Inc.	3.400%	3/22/41	250	241
	Verizon Communications Inc.	2.850%	9/3/41	130	116
	Verizon Communications Inc.	4.125%	8/15/46	125	131
	Verizon Communications Inc.	4.862%	8/21/46	281	337
	Verizon Communications Inc.	4.522%	9/15/48	345	392
	Verizon Communications Inc.	4.000%	3/22/50	170	175
	Verizon Communications Inc.	2.875%	11/20/50	255	218
	Verizon Communications Inc.	3.550%	3/22/51	610	590
	Verizon Communications Inc.	2.987%	10/30/56	260	222
	Verizon Communications Inc.	3.000%	11/20/60	255	212
	Verizon Communications Inc.	3.700%	3/22/61	445	425
	Vodafone Group plc	3.750%	1/16/24	168	174
	Vodafone Group plc	4.125%	5/30/25	165	173
	Vodafone Group plc	4.375%	5/30/28	75	81
	Vodafone Group plc	6.150%	2/27/37	130	162
	Vodafone Group plc	5.000%	5/30/38	65	74
	Vodafone Group plc	4.375%	2/19/43	75	77
	Vodafone Group plc	5.250%	5/30/48	310	360
	Vodafone Group plc	4.875%	6/19/49	135	150
	Vodafone Group plc	4.250%	9/17/50	170	174
	Walt Disney Co.	1.750%	8/30/24	170	169
	Walt Disney Co.	3.350%	3/24/25	85	88
	Walt Disney Co.	1.750%	1/13/26	75	74
	Walt Disney Co.	2.200%	1/13/28	105	103
	Walt Disney Co.	2.000%	9/1/29	205	195
	Walt Disney Co.	3.800%	3/22/30	105	113
	Walt Disney Co.	2.650%	1/13/31	210	208
	Walt Disney Co.	6.200%	12/15/34	115	148
	Walt Disney Co.	6.400%	12/15/35	155	207
	Walt Disney Co.	6.650%	11/15/37	80	108
	Walt Disney Co.	4.625%	3/23/40	60	68
	Walt Disney Co.	3.500%	5/13/40	155	155
	Walt Disney Co.	2.750%	9/1/49	65	57
	Walt Disney Co.	4.700%	3/23/50	145	172
	Walt Disney Co.	3.600%	1/13/51	335	339
	Walt Disney Co.	3.800%	5/13/60	100	103
	Weibo Corp.	3.500%	7/5/24	75	76
8

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Weibo Corp.	3.375%	7/8/30	10	9
	WPP Finance 2010	3.750%	9/19/24	135	140
					42,266
Consumer Discretionary (6.7%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	110	113
	Alibaba Group Holding Ltd.	3.400%	12/6/27	125	127
	Alibaba Group Holding Ltd.	2.125%	2/9/31	160	144
	Alibaba Group Holding Ltd.	4.000%	12/6/37	175	171
	Alibaba Group Holding Ltd.	2.700%	2/9/41	220	177
	Alibaba Group Holding Ltd.	4.200%	12/6/47	100	97
	Alibaba Group Holding Ltd.	3.150%	2/9/51	65	53
	Alibaba Group Holding Ltd.	4.400%	12/6/57	80	79
	Amazon.com Inc.	0.250%	5/12/23	95	94
	Amazon.com Inc.	0.450%	5/12/24	170	166
	Amazon.com Inc.	2.800%	8/22/24	255	261
	Amazon.com Inc.	3.800%	12/5/24	110	115
	Amazon.com Inc.	0.800%	6/3/25	75	72
	Amazon.com Inc.	1.000%	5/12/26	380	366
	Amazon.com Inc.	1.200%	6/3/27	130	124
	Amazon.com Inc.	3.150%	8/22/27	330	345
	Amazon.com Inc.	1.650%	5/12/28	120	115
	Amazon.com Inc.	1.500%	6/3/30	200	185
	Amazon.com Inc.	2.100%	5/12/31	165	159
	Amazon.com Inc.	4.800%	12/5/34	110	132
	Amazon.com Inc.	3.875%	8/22/37	250	275
	Amazon.com Inc.	2.875%	5/12/41	85	81
	Amazon.com Inc.	4.950%	12/5/44	205	255
	Amazon.com Inc.	4.050%	8/22/47	260	292
	Amazon.com Inc.	2.500%	6/3/50	145	125
	Amazon.com Inc.	3.100%	5/12/51	315	304
	Amazon.com Inc.	4.250%	8/22/57	165	191
	Amazon.com Inc.	2.700%	6/3/60	278	238
	Amazon.com Inc.	3.250%	5/12/61	125	119
[1]	American Honda Finance Corp.	1.950%	5/10/23	100	101
[1]	American Honda Finance Corp.	0.875%	7/7/23	130	129
[1]	American Honda Finance Corp.	0.650%	9/8/23	65	64
[1]	American Honda Finance Corp.	0.750%	8/9/24	50	49
[1]	American Honda Finance Corp.	1.200%	7/8/25	75	73
[1]	American Honda Finance Corp.	1.000%	9/10/25	10	10
[1]	American Honda Finance Corp.	2.000%	3/24/28	150	145
	Aptiv plc	3.100%	12/1/51	205	173
	AutoZone Inc.	4.000%	4/15/30	85	90
	BorgWarner Inc.	2.650%	7/1/27	85	85
	Daimler Finance North America LLC	8.500%	1/18/31	250	355
	eBay Inc.	3.450%	8/1/24	20	21
	eBay Inc.	1.900%	3/11/25	45	45
	eBay Inc.	1.400%	5/10/26	95	91
	eBay Inc.	3.600%	6/5/27	70	73
	eBay Inc.	2.700%	3/11/30	80	77
	eBay Inc.	2.600%	5/10/31	35	33
	eBay Inc.	4.000%	7/15/42	62	63
	eBay Inc.	3.650%	5/10/51	60	57
	General Motors Co.	4.875%	10/2/23	200	209
	General Motors Co.	5.400%	10/2/23	25	26
	General Motors Co.	6.125%	10/1/25	145	160
9

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
General Motors Co.	4.200%	10/1/27	145	153
General Motors Co.	6.800%	10/1/27	150	177
General Motors Co.	5.000%	10/1/28	110	120
General Motors Co.	5.000%	4/1/35	115	124
General Motors Co.	6.600%	4/1/36	35	43
General Motors Co.	5.150%	4/1/38	20	22
General Motors Co.	6.250%	10/2/43	150	182
General Motors Co.	5.200%	4/1/45	165	178
General Motors Co.	6.750%	4/1/46	90	115
General Motors Co.	5.400%	4/1/48	75	83
General Motors Co.	5.950%	4/1/49	65	78
General Motors Financial Co. Inc.	3.700%	5/9/23	135	137
General Motors Financial Co. Inc.	4.150%	6/19/23	145	149
General Motors Financial Co. Inc.	5.100%	1/17/24	70	73
General Motors Financial Co. Inc.	1.050%	3/8/24	160	156
General Motors Financial Co. Inc.	3.950%	4/13/24	67	69
General Motors Financial Co. Inc.	1.200%	10/15/24	185	179
General Motors Financial Co. Inc.	3.500%	11/7/24	75	77
General Motors Financial Co. Inc.	4.000%	1/15/25	100	103
General Motors Financial Co. Inc.	2.900%	2/26/25	100	101
General Motors Financial Co. Inc.	4.350%	4/9/25	35	37
General Motors Financial Co. Inc.	2.750%	6/20/25	25	25
General Motors Financial Co. Inc.	4.300%	7/13/25	85	89
General Motors Financial Co. Inc.	1.250%	1/8/26	110	104
General Motors Financial Co. Inc.	5.250%	3/1/26	125	135
General Motors Financial Co. Inc.	1.500%	6/10/26	210	199
General Motors Financial Co. Inc.	4.000%	10/6/26	105	110
General Motors Financial Co. Inc.	4.350%	1/17/27	85	90
General Motors Financial Co. Inc.	2.700%	8/20/27	40	39
General Motors Financial Co. Inc.	2.400%	4/10/28	85	81
General Motors Financial Co. Inc.	2.400%	10/15/28	40	38
General Motors Financial Co. Inc.	3.600%	6/21/30	65	65
General Motors Financial Co. Inc.	2.350%	1/8/31	10	9
General Motors Financial Co. Inc.	3.100%	1/12/32	150	143
Hasbro Inc.	3.900%	11/19/29	75	78
Home Depot Inc.	2.700%	4/1/23	95	96
Home Depot Inc.	3.750%	2/15/24	210	217
Home Depot Inc.	3.350%	9/15/25	75	78
Home Depot Inc.	3.000%	4/1/26	160	166
Home Depot Inc.	2.125%	9/15/26	120	120
Home Depot Inc.	2.500%	4/15/27	75	76
Home Depot Inc.	2.800%	9/14/27	20	20
Home Depot Inc.	1.500%	9/15/28	65	62
Home Depot Inc.	3.900%	12/6/28	90	97
Home Depot Inc.	2.950%	6/15/29	95	97
Home Depot Inc.	2.700%	4/15/30	140	140
Home Depot Inc.	1.375%	3/15/31	50	45
Home Depot Inc.	1.875%	9/15/31	150	139
Home Depot Inc.	5.875%	12/16/36	189	250
Home Depot Inc.	3.300%	4/15/40	131	131
Home Depot Inc.	5.950%	4/1/41	55	73
Home Depot Inc.	4.200%	4/1/43	30	33
Home Depot Inc.	4.400%	3/15/45	190	215
Home Depot Inc.	4.250%	4/1/46	215	239
Home Depot Inc.	3.900%	6/15/47	125	133
10

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	4.500%	12/6/48	145	168
	Home Depot Inc.	3.125%	12/15/49	120	113
	Home Depot Inc.	3.350%	4/15/50	145	142
	Home Depot Inc.	2.750%	9/15/51	60	53
	Home Depot Inc.	3.500%	9/15/56	185	185
	Hyatt Hotels Corp.	1.800%	10/1/24	60	59
	Lennar Corp.	4.750%	11/29/27	175	190
	Lowe's Cos. Inc.	4.000%	4/15/25	85	89
	Lowe's Cos. Inc.	3.375%	9/15/25	50	52
	Lowe's Cos. Inc.	2.500%	4/15/26	150	152
	Lowe's Cos. Inc.	1.300%	4/15/28	25	23
	Lowe's Cos. Inc.	1.700%	9/15/28	60	56
	Lowe's Cos. Inc.	3.650%	4/5/29	126	132
	Lowe's Cos. Inc.	4.500%	4/15/30	65	72
	Lowe's Cos. Inc.	1.700%	10/15/30	120	108
	Lowe's Cos. Inc.	2.625%	4/1/31	135	130
	Lowe's Cos. Inc.	2.800%	9/15/41	60	53
	Lowe's Cos. Inc.	3.700%	4/15/46	140	137
	Lowe's Cos. Inc.	4.050%	5/3/47	135	139
	Lowe's Cos. Inc.	3.000%	10/15/50	180	157
	Magna International Inc.	3.625%	6/15/24	100	103
	Magna International Inc.	2.450%	6/15/30	55	53
[1]	Marriott International Inc.	3.125%	6/15/26	110	112
[1]	Marriott International Inc.	4.625%	6/15/30	105	113
[1]	Marriott International Inc.	2.850%	4/15/31	65	62
[1]	Marriott International Inc.	3.500%	10/15/32	95	95
[1]	McDonald's Corp.	3.300%	7/1/25	25	26
[1]	McDonald's Corp.	3.700%	1/30/26	125	131
[1]	McDonald's Corp.	3.500%	3/1/27	50	52
[1]	McDonald's Corp.	3.500%	7/1/27	55	58
[1]	McDonald's Corp.	3.800%	4/1/28	175	186
[1]	McDonald's Corp.	2.625%	9/1/29	194	191
[1]	McDonald's Corp.	2.125%	3/1/30	50	47
[1]	McDonald's Corp.	3.600%	7/1/30	30	32
[1]	McDonald's Corp.	4.700%	12/9/35	180	204
[1]	McDonald's Corp.	6.300%	10/15/37	90	119
[1]	McDonald's Corp.	6.300%	3/1/38	165	216
[1]	McDonald's Corp.	4.875%	12/9/45	85	97
[1]	McDonald's Corp.	4.450%	3/1/47	100	109
[1]	McDonald's Corp.	4.450%	9/1/48	87	96
[1]	McDonald's Corp.	3.625%	9/1/49	40	39
[1]	McDonald's Corp.	4.200%	4/1/50	20	21
	NIKE Inc.	2.400%	3/27/25	20	20
	NIKE Inc.	2.375%	11/1/26	170	172
	NIKE Inc.	2.750%	3/27/27	69	71
	NIKE Inc.	2.850%	3/27/30	115	117
	NIKE Inc.	3.250%	3/27/40	95	95
	NIKE Inc.	3.875%	11/1/45	20	22
	NIKE Inc.	3.375%	3/27/50	173	176
	NVR Inc.	3.000%	5/15/30	62	61
	O'Reilly Automotive Inc.	3.600%	9/1/27	70	73
	Ralph Lauren Corp.	2.950%	6/15/30	50	50
	Stanley Black & Decker Inc.	2.300%	3/15/30	50	48
	Stanley Black & Decker Inc.	2.750%	11/15/50	45	39
[1]	Stanley Black & Decker Inc.	4.000%	3/15/60	85	83
11

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Starbucks Corp.	3.100%	3/1/23	80	81
Starbucks Corp.	3.850%	10/1/23	60	62
Starbucks Corp.	3.800%	8/15/25	150	157
Starbucks Corp.	4.000%	11/15/28	70	75
Starbucks Corp.	3.550%	8/15/29	175	182
Starbucks Corp.	2.250%	3/12/30	50	47
Starbucks Corp.	2.550%	11/15/30	85	82
Starbucks Corp.	4.500%	11/15/48	60	65
Starbucks Corp.	4.450%	8/15/49	95	102
Starbucks Corp.	3.500%	11/15/50	110	103
Stellantis NV	5.250%	4/15/23	170	176
TJX Cos. Inc.	2.250%	9/15/26	180	180
VF Corp.	2.400%	4/23/25	130	130
VF Corp.	2.950%	4/23/30	35	35
				19,968
Consumer Staples (3.6%)
Archer-Daniels-Midland Co.	2.500%	8/11/26	215	217
Archer-Daniels-Midland Co.	3.250%	3/27/30	85	88
Archer-Daniels-Midland Co.	2.700%	9/15/51	50	45
Bunge Ltd. Finance Corp.	2.750%	5/14/31	105	100
Campbell Soup Co.	3.950%	3/15/25	160	167
Campbell Soup Co.	4.150%	3/15/28	55	59
Coca-Cola Co.	1.750%	9/6/24	60	60
Coca-Cola Co.	3.375%	3/25/27	70	74
Coca-Cola Co.	1.450%	6/1/27	75	72
Coca-Cola Co.	1.500%	3/5/28	100	96
Coca-Cola Co.	1.000%	3/15/28	215	199
Coca-Cola Co.	2.125%	9/6/29	170	166
Coca-Cola Co.	3.450%	3/25/30	105	111
Coca-Cola Co.	1.650%	6/1/30	65	60
Coca-Cola Co.	2.000%	3/5/31	205	194
Coca-Cola Co.	1.375%	3/15/31	70	63
Coca-Cola Co.	2.250%	1/5/32	115	111
Coca-Cola Co.	2.500%	6/1/40	130	118
Coca-Cola Co.	2.875%	5/5/41	100	95
Coca-Cola Co.	2.600%	6/1/50	58	51
Coca-Cola Co.	3.000%	3/5/51	165	157
Coca-Cola Co.	2.500%	3/15/51	105	90
Coca-Cola Co.	2.750%	6/1/60	125	109
Conagra Brands Inc.	4.300%	5/1/24	105	109
Conagra Brands Inc.	4.600%	11/1/25	125	133
Conagra Brands Inc.	1.375%	11/1/27	25	23
Conagra Brands Inc.	4.850%	11/1/28	50	55
Conagra Brands Inc.	5.300%	11/1/38	40	46
Conagra Brands Inc.	5.400%	11/1/48	150	182
Dollar General Corp.	3.250%	4/15/23	105	107
Dollar General Corp.	3.500%	4/3/30	60	61
Dollar Tree Inc.	4.000%	5/15/25	105	110
Dollar Tree Inc.	4.200%	5/15/28	140	150
Dollar Tree Inc.	2.650%	12/1/31	60	57
General Mills Inc.	3.700%	10/17/23	185	190
General Mills Inc.	4.000%	4/17/25	60	63
General Mills Inc.	4.200%	4/17/28	80	86
General Mills Inc.	2.875%	4/15/30	85	85
Hormel Foods Corp.	0.650%	6/3/24	150	146
12

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hormel Foods Corp.	1.700%	6/3/28	10	10
Hormel Foods Corp.	1.800%	6/11/30	40	37
J M Smucker Co.	3.500%	3/15/25	60	62
Kellogg Co.	3.250%	4/1/26	115	118
Keurig Dr Pepper Inc.	4.057%	5/25/23	158	162
Keurig Dr Pepper Inc.	0.750%	3/15/24	25	24
Keurig Dr Pepper Inc.	4.417%	5/25/25	85	90
Keurig Dr Pepper Inc.	4.597%	5/25/28	190	208
Keurig Dr Pepper Inc.	3.200%	5/1/30	80	81
Keurig Dr Pepper Inc.	3.800%	5/1/50	30	29
Kimberly-Clark Corp.	3.100%	3/26/30	40	41
McCormick & Co. Inc.	3.400%	8/15/27	80	83
Mead Johnson Nutrition Co.	4.125%	11/15/25	276	291
Mondelez International Inc.	1.500%	5/4/25	155	151
Mondelez International Inc.	2.750%	4/13/30	25	25
Mondelez International Inc.	2.625%	9/4/50	145	122
PepsiCo Inc.	2.750%	3/1/23	85	86
PepsiCo Inc.	0.400%	10/7/23	145	142
PepsiCo Inc.	3.600%	3/1/24	81	84
PepsiCo Inc.	2.250%	3/19/25	155	157
PepsiCo Inc.	2.750%	4/30/25	100	102
PepsiCo Inc.	2.375%	10/6/26	80	81
PepsiCo Inc.	3.000%	10/15/27	125	130
PepsiCo Inc.	2.625%	7/29/29	115	116
PepsiCo Inc.	2.750%	3/19/30	100	101
PepsiCo Inc.	1.625%	5/1/30	65	61
PepsiCo Inc.	1.950%	10/21/31	140	132
PepsiCo Inc.	2.625%	10/21/41	95	88
PepsiCo Inc.	4.450%	4/14/46	150	178
PepsiCo Inc.	3.450%	10/6/46	110	113
PepsiCo Inc.	2.875%	10/15/49	50	47
PepsiCo Inc.	3.625%	3/19/50	90	96
PepsiCo Inc.	2.750%	10/21/51	100	92
Procter & Gamble Co.	3.100%	8/15/23	85	87
Procter & Gamble Co.	0.550%	10/29/25	225	214
Procter & Gamble Co.	1.000%	4/23/26	10	10
Procter & Gamble Co.	2.450%	11/3/26	195	199
Procter & Gamble Co.	2.850%	8/11/27	90	93
Procter & Gamble Co.	3.000%	3/25/30	65	68
Procter & Gamble Co.	1.200%	10/29/30	75	68
Procter & Gamble Co.	1.950%	4/23/31	10	10
Sysco Corp.	3.750%	10/1/25	25	26
Sysco Corp.	3.300%	7/15/26	160	165
Sysco Corp.	3.250%	7/15/27	85	88
Sysco Corp.	5.950%	4/1/30	17	20
Sysco Corp.	6.600%	4/1/50	100	139
Target Corp.	3.500%	7/1/24	55	57
Target Corp.	2.250%	4/15/25	175	176
Target Corp.	2.500%	4/15/26	35	36
Target Corp.	1.950%	1/15/27	60	59
Target Corp.	3.375%	4/15/29	195	207
Target Corp.	2.350%	2/15/30	120	118
Target Corp.	4.000%	7/1/42	75	83
Target Corp.	2.950%	1/15/52	135	127
Tyson Foods Inc.	3.950%	8/15/24	117	122
13

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tyson Foods Inc.	4.000%	3/1/26	45	47
	Tyson Foods Inc.	3.550%	6/2/27	160	166
	Tyson Foods Inc.	4.550%	6/2/47	45	50
	Tyson Foods Inc.	5.100%	9/28/48	115	138
	Unilever Capital Corp.	2.600%	5/5/24	165	167
	Unilever Capital Corp.	2.900%	5/5/27	115	118
	Unilever Capital Corp.	3.500%	3/22/28	45	47
	Unilever Capital Corp.	2.125%	9/6/29	25	24
	Unilever Capital Corp.	1.750%	8/12/31	90	83
	Unilever Capital Corp.	5.900%	11/15/32	130	165
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	85	88
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	75	78
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	95	104
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	40	40
					10,932
Financials (39.8%)
[1]	Aegon NV	5.500%	4/11/48	10	11
	AerCap Ireland Capital DAC	4.500%	9/15/23	40	41
	AerCap Ireland Capital DAC	1.150%	10/29/23	150	147
	AerCap Ireland Capital DAC	4.875%	1/16/24	65	68
	AerCap Ireland Capital DAC	3.150%	2/15/24	50	51
	AerCap Ireland Capital DAC	2.875%	8/14/24	264	265
	AerCap Ireland Capital DAC	1.650%	10/29/24	260	252
[1]	AerCap Ireland Capital DAC	1.750%	10/29/24	60	58
	AerCap Ireland Capital DAC	3.500%	1/15/25	55	56
	AerCap Ireland Capital DAC	6.500%	7/15/25	125	138
	AerCap Ireland Capital DAC	2.450%	10/29/26	320	308
	AerCap Ireland Capital DAC	3.650%	7/21/27	150	152
	AerCap Ireland Capital DAC	3.000%	10/29/28	215	207
	AerCap Ireland Capital DAC	3.300%	1/30/32	400	379
	AerCap Ireland Capital DAC	3.400%	10/29/33	100	94
	AerCap Ireland Capital DAC	3.850%	10/29/41	160	147
	Aflac Inc.	3.625%	11/15/24	140	146
	Aflac Inc.	3.600%	4/1/30	115	122
	Air Lease Corp.	3.000%	9/15/23	120	121
[1]	Air Lease Corp.	0.700%	2/15/24	10	10
[1]	Air Lease Corp.	2.300%	2/1/25	85	84
	Air Lease Corp.	3.375%	7/1/25	50	51
[1]	Air Lease Corp.	2.875%	1/15/26	110	110
[1]	Air Lease Corp.	3.750%	6/1/26	185	190
	Air Lease Corp.	3.125%	12/1/30	80	77
[1]	Allstate Corp.	5.750%	8/15/53	30	30
	Ally Financial Inc.	3.050%	6/5/23	100	101
	Ally Financial Inc.	1.450%	10/2/23	125	124
	Ally Financial Inc.	3.875%	5/21/24	60	62
	Ally Financial Inc.	5.800%	5/1/25	220	238
	Ally Financial Inc.	2.200%	11/2/28	135	127
[1]	Ally Financial Inc.	8.000%	11/1/31	153	201
	American Express Co.	3.700%	8/3/23	115	118
	American Express Co.	0.750%	11/3/23	110	108
	American Express Co.	3.400%	2/22/24	130	134
	American Express Co.	2.500%	7/30/24	125	126
	American Express Co.	3.000%	10/30/24	195	199
	American Express Co.	4.200%	11/6/25	25	27
	American Express Co.	3.125%	5/20/26	90	92
14

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	1.650%	11/4/26	135	131
[2]	American Express Co.	3.300%	5/3/27	60	62
	American Express Co.	4.050%	12/3/42	70	77
	American International Group Inc.	4.125%	2/15/24	25	26
	American International Group Inc.	2.500%	6/30/25	110	110
	American International Group Inc.	3.750%	7/10/25	20	21
	American International Group Inc.	3.900%	4/1/26	145	152
	American International Group Inc.	4.200%	4/1/28	115	124
	American International Group Inc.	3.400%	6/30/30	125	129
	American International Group Inc.	3.875%	1/15/35	115	120
	American International Group Inc.	4.500%	7/16/44	60	67
	American International Group Inc.	4.800%	7/10/45	10	12
	American International Group Inc.	4.750%	4/1/48	175	203
[1]	American International Group Inc.	5.750%	4/1/48	10	10
	American International Group Inc.	4.375%	1/15/55	170	185
	Ameriprise Financial Inc.	4.000%	10/15/23	100	103
	Aon Corp.	3.750%	5/2/29	10	10
	Aon Corp.	2.800%	5/15/30	95	94
	Aon Corp.	3.900%	2/28/52	105	106
	Aon plc	3.875%	12/15/25	25	26
	Arch Capital Group Ltd.	3.635%	6/30/50	95	91
	Arthur J Gallagher & Co.	3.500%	5/20/51	85	80
	Athene Holding Ltd.	4.125%	1/12/28	230	241
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	95	100
	AXA SA	8.600%	12/15/30	60	81
	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	135	133
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	70	67
	Banco Santander SA	3.848%	4/12/23	130	133
	Banco Santander SA	2.706%	6/27/24	215	217
	Banco Santander SA	0.701%	6/30/24	110	108
	Banco Santander SA	2.746%	5/28/25	110	110
	Banco Santander SA	5.179%	11/19/25	60	64
	Banco Santander SA	1.849%	3/25/26	40	38
	Banco Santander SA	4.250%	4/11/27	160	169
	Banco Santander SA	3.800%	2/23/28	65	67
	Banco Santander SA	4.379%	4/12/28	25	27
	Banco Santander SA	3.306%	6/27/29	20	20
	Banco Santander SA	3.490%	5/28/30	190	191
	Banco Santander SA	2.749%	12/3/30	75	68
	Banco Santander SA	2.958%	3/25/31	70	67
	Banco Santander SA	3.225%	11/22/32	210	195
	Bank of America Corp.	4.100%	7/24/23	310	320
[1]	Bank of America Corp.	4.125%	1/22/24	185	192
[1]	Bank of America Corp.	3.550%	3/5/24	390	396
[1]	Bank of America Corp.	4.000%	4/1/24	125	130
[1]	Bank of America Corp.	1.486%	5/19/24	110	109
[1]	Bank of America Corp.	0.523%	6/14/24	220	216
[1]	Bank of America Corp.	3.864%	7/23/24	200	205
[1]	Bank of America Corp.	4.200%	8/26/24	365	380
[1]	Bank of America Corp.	0.810%	10/24/24	225	220
[1]	Bank of America Corp.	4.000%	1/22/25	250	260
	Bank of America Corp.	1.843%	2/4/25	200	198
[1]	Bank of America Corp.	3.458%	3/15/25	210	214
[1]	Bank of America Corp.	3.950%	4/21/25	150	155
	Bank of America Corp.	0.976%	4/22/25	125	121
15

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Bank of America Corp.	3.875%	8/1/25	130	136
[1]	Bank of America Corp.	0.981%	9/25/25	185	178
[1]	Bank of America Corp.	3.093%	10/1/25	160	162
[1]	Bank of America Corp.	2.456%	10/22/25	175	175
[1]	Bank of America Corp.	1.530%	12/6/25	120	117
[1]	Bank of America Corp.	3.366%	1/23/26	50	51
[1]	Bank of America Corp.	2.015%	2/13/26	310	305
[1]	Bank of America Corp.	4.450%	3/3/26	220	234
[1]	Bank of America Corp.	3.500%	4/19/26	150	156
[1]	Bank of America Corp.	1.319%	6/19/26	235	225
[1]	Bank of America Corp.	4.250%	10/22/26	133	141
[1]	Bank of America Corp.	1.197%	10/24/26	305	289
[1]	Bank of America Corp.	1.658%	3/11/27	50	48
[1]	Bank of America Corp.	3.559%	4/23/27	235	241
	Bank of America Corp.	1.734%	7/22/27	440	420
[1]	Bank of America Corp.	3.248%	10/21/27	195	199
[1]	Bank of America Corp.	4.183%	11/25/27	150	158
[1]	Bank of America Corp.	3.824%	1/20/28	160	167
[1]	Bank of America Corp.	3.705%	4/24/28	135	140
[1]	Bank of America Corp.	3.593%	7/21/28	125	129
[1]	Bank of America Corp.	3.419%	12/20/28	398	407
[1]	Bank of America Corp.	3.970%	3/5/29	425	445
[1]	Bank of America Corp.	2.087%	6/14/29	270	256
[1]	Bank of America Corp.	4.271%	7/23/29	248	264
[1]	Bank of America Corp.	3.974%	2/7/30	270	283
[1]	Bank of America Corp.	3.194%	7/23/30	150	150
[1]	Bank of America Corp.	2.884%	10/22/30	235	230
[1]	Bank of America Corp.	2.496%	2/13/31	265	252
[1]	Bank of America Corp.	2.592%	4/29/31	225	215
[1]	Bank of America Corp.	1.898%	7/23/31	225	204
[1]	Bank of America Corp.	1.922%	10/24/31	200	181
[1]	Bank of America Corp.	2.651%	3/11/32	165	158
	Bank of America Corp.	2.687%	4/22/32	260	250
	Bank of America Corp.	2.299%	7/21/32	360	334
	Bank of America Corp.	2.572%	10/20/32	155	147
	Bank of America Corp.	2.972%	2/4/33	240	235
	Bank of America Corp.	2.482%	9/21/36	120	109
	Bank of America Corp.	6.110%	1/29/37	240	302
[1]	Bank of America Corp.	4.244%	4/24/38	145	158
	Bank of America Corp.	7.750%	5/14/38	340	493
[1]	Bank of America Corp.	4.078%	4/23/40	70	74
[1]	Bank of America Corp.	2.676%	6/19/41	435	382
[1]	Bank of America Corp.	5.875%	2/7/42	170	221
	Bank of America Corp.	3.311%	4/22/42	215	206
[1]	Bank of America Corp.	5.000%	1/21/44	85	100
[1]	Bank of America Corp.	4.443%	1/20/48	185	207
[1]	Bank of America Corp.	3.946%	1/23/49	105	110
[1]	Bank of America Corp.	4.330%	3/15/50	315	350
[1]	Bank of America Corp.	4.083%	3/20/51	245	263
[1]	Bank of America Corp.	2.831%	10/24/51	65	57
[1]	Bank of America Corp.	3.483%	3/13/52	205	200
	Bank of America Corp.	2.972%	7/21/52	315	280
[1]	Bank of America NA	6.000%	10/15/36	195	248
	Bank of Montreal	0.450%	12/8/23	135	132
[1]	Bank of Montreal	3.300%	2/5/24	75	77
16

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Bank of Montreal	2.500%	6/28/24	75	76
[1]	Bank of Montreal	0.625%	7/9/24	285	275
[1]	Bank of Montreal	1.500%	1/10/25	80	78
[1]	Bank of Montreal	1.850%	5/1/25	95	94
[1]	Bank of Montreal	1.250%	9/15/26	200	190
[1]	Bank of Montreal	0.949%	1/22/27	35	33
[1]	Bank of Montreal	4.338%	10/5/28	89	92
[1]	Bank of Montreal	3.803%	12/15/32	85	87
	Bank of Montreal	3.088%	1/10/37	105	100
[1]	Bank of New York Mellon Corp.	3.500%	4/28/23	25	26
[1]	Bank of New York Mellon Corp.	3.450%	8/11/23	60	62
[1]	Bank of New York Mellon Corp.	2.200%	8/16/23	86	87
[1]	Bank of New York Mellon Corp.	0.350%	12/7/23	120	117
[1]	Bank of New York Mellon Corp.	3.650%	2/4/24	20	21
[1]	Bank of New York Mellon Corp.	2.100%	10/24/24	130	130
[1]	Bank of New York Mellon Corp.	3.000%	2/24/25	60	62
[1]	Bank of New York Mellon Corp.	1.600%	4/24/25	135	133
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	100	102
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	10	10
	Bank of New York Mellon Corp.	2.050%	1/26/27	60	59
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	80	83
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	79	83
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	75	78
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	120	128
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	40	41
	Bank of Nova Scotia	1.625%	5/1/23	215	215
	Bank of Nova Scotia	0.400%	9/15/23	60	59
	Bank of Nova Scotia	3.400%	2/11/24	90	92
	Bank of Nova Scotia	0.700%	4/15/24	10	10
	Bank of Nova Scotia	0.650%	7/31/24	35	34
	Bank of Nova Scotia	2.200%	2/3/25	220	219
	Bank of Nova Scotia	1.300%	6/11/25	95	92
	Bank of Nova Scotia	4.500%	12/16/25	160	170
	Bank of Nova Scotia	1.050%	3/2/26	160	152
	Bank of Nova Scotia	1.350%	6/24/26	65	62
	Bank of Nova Scotia	2.700%	8/3/26	90	91
	Bank of Nova Scotia	1.300%	9/15/26	60	57
	Bank of Nova Scotia	2.450%	2/2/32	75	71
[1]	Barclays plc	4.338%	5/16/24	200	206
	Barclays plc	4.375%	9/11/24	275	285
	Barclays plc	3.650%	3/16/25	100	103
[1]	Barclays plc	3.932%	5/7/25	180	185
	Barclays plc	4.375%	1/12/26	165	174
[1]	Barclays plc	2.852%	5/7/26	50	50
	Barclays plc	5.200%	5/12/26	239	257
	Barclays plc	2.279%	11/24/27	255	246
	Barclays plc	4.337%	1/10/28	25	26
	Barclays plc	4.836%	5/9/28	90	95
[1]	Barclays plc	4.972%	5/16/29	195	212
[1]	Barclays plc	5.088%	6/20/30	100	107
	Barclays plc	2.645%	6/24/31	100	94
	Barclays plc	2.667%	3/10/32	175	164
	Barclays plc	2.894%	11/24/32	100	95
	Barclays plc	3.564%	9/23/35	45	43
	Barclays plc	3.811%	3/10/42	65	61
17

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	3.330%	11/24/42	90	82
	Barclays plc	5.250%	8/17/45	190	223
	Barclays plc	4.950%	1/10/47	65	73
	BlackRock Inc.	3.500%	3/18/24	105	109
	BlackRock Inc.	3.250%	4/30/29	50	52
	BlackRock Inc.	2.400%	4/30/30	93	91
	BlackRock Inc.	1.900%	1/28/31	90	84
	BlackRock Inc.	2.100%	2/25/32	80	75
[1]	BNP Paribas SA	3.250%	3/3/23	80	81
	BPCE SA	4.000%	4/15/24	115	119
	Brighthouse Financial Inc.	4.700%	6/22/47	43	43
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	60	59
[1]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	140	144
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	25	24
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	165	168
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	75	75
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	110	104
	Capital One Financial Corp.	2.600%	5/11/23	50	50
	Capital One Financial Corp.	3.500%	6/15/23	25	26
	Capital One Financial Corp.	3.900%	1/29/24	365	376
	Capital One Financial Corp.	3.750%	4/24/24	55	57
	Capital One Financial Corp.	3.300%	10/30/24	185	189
	Capital One Financial Corp.	3.200%	2/5/25	110	112
	Capital One Financial Corp.	4.250%	4/30/25	10	11
	Capital One Financial Corp.	4.200%	10/29/25	105	110
	Capital One Financial Corp.	3.750%	7/28/26	160	166
	Capital One Financial Corp.	3.750%	3/9/27	80	84
	Capital One Financial Corp.	3.650%	5/11/27	105	109
	Capital One Financial Corp.	3.800%	1/31/28	110	115
	Capital One Financial Corp.	2.359%	7/29/32	110	99
	Charles Schwab Corp.	0.750%	3/18/24	70	69
	Charles Schwab Corp.	3.850%	5/21/25	45	47
	Charles Schwab Corp.	0.900%	3/11/26	75	71
	Charles Schwab Corp.	1.150%	5/13/26	175	168
	Charles Schwab Corp.	2.000%	3/20/28	140	136
	Charles Schwab Corp.	1.650%	3/11/31	125	114
	Charles Schwab Corp.	2.300%	5/13/31	35	34
	Charles Schwab Corp.	1.950%	12/1/31	100	92
	Chubb Corp.	6.000%	5/11/37	95	126
	Chubb INA Holdings Inc.	3.150%	3/15/25	75	78
	Chubb INA Holdings Inc.	3.350%	5/3/26	170	177
	Chubb INA Holdings Inc.	1.375%	9/15/30	80	72
	Chubb INA Holdings Inc.	4.350%	11/3/45	95	108
	Chubb INA Holdings Inc.	3.050%	12/15/61	90	80
	CI Financial Corp.	3.200%	12/17/30	50	47
	CI Financial Corp.	4.100%	6/15/51	120	114
[1]	Citibank NA	3.650%	1/23/24	70	72
	Citigroup Inc.	3.500%	5/15/23	125	128
	Citigroup Inc.	3.875%	10/25/23	175	181
[1]	Citigroup Inc.	1.678%	5/15/24	220	220
[1]	Citigroup Inc.	4.044%	6/1/24	240	246
	Citigroup Inc.	4.000%	8/5/24	65	67
	Citigroup Inc.	0.776%	10/30/24	90	88
	Citigroup Inc.	3.875%	3/26/25	100	103
[1]	Citigroup Inc.	3.352%	4/24/25	245	250
18

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	3.300%	4/27/25	210	215
	Citigroup Inc.	0.981%	5/1/25	160	156
	Citigroup Inc.	4.400%	6/10/25	135	142
	Citigroup Inc.	5.500%	9/13/25	175	191
	Citigroup Inc.	1.281%	11/3/25	305	295
	Citigroup Inc.	3.700%	1/12/26	250	261
	Citigroup Inc.	2.014%	1/25/26	80	79
	Citigroup Inc.	4.600%	3/9/26	75	80
[1]	Citigroup Inc.	3.106%	4/8/26	225	228
	Citigroup Inc.	3.400%	5/1/26	175	180
	Citigroup Inc.	3.200%	10/21/26	190	194
	Citigroup Inc.	4.300%	11/20/26	75	80
	Citigroup Inc.	1.122%	1/28/27	135	127
	Citigroup Inc.	1.462%	6/9/27	110	104
	Citigroup Inc.	4.450%	9/29/27	265	283
[1]	Citigroup Inc.	3.887%	1/10/28	230	240
[1]	Citigroup Inc.	3.668%	7/24/28	210	217
	Citigroup Inc.	4.125%	7/25/28	160	168
[1]	Citigroup Inc.	3.520%	10/27/28	340	349
[1]	Citigroup Inc.	4.075%	4/23/29	75	79
[1]	Citigroup Inc.	3.980%	3/20/30	210	221
[1]	Citigroup Inc.	2.976%	11/5/30	225	222
[1]	Citigroup Inc.	2.666%	1/29/31	290	280
[1]	Citigroup Inc.	4.412%	3/31/31	215	233
[1]	Citigroup Inc.	2.572%	6/3/31	175	167
	Citigroup Inc.	2.561%	5/1/32	145	138
	Citigroup Inc.	6.625%	6/15/32	65	81
	Citigroup Inc.	2.520%	11/3/32	225	212
	Citigroup Inc.	3.057%	1/25/33	170	168
[1]	Citigroup Inc.	3.878%	1/24/39	51	53
	Citigroup Inc.	8.125%	7/15/39	137	215
[1]	Citigroup Inc.	5.316%	3/26/41	205	248
	Citigroup Inc.	5.875%	1/30/42	150	193
	Citigroup Inc.	2.904%	11/3/42	50	45
	Citigroup Inc.	6.675%	9/13/43	85	118
	Citigroup Inc.	5.300%	5/6/44	110	129
	Citigroup Inc.	4.650%	7/30/45	145	164
	Citigroup Inc.	4.750%	5/18/46	210	234
[1]	Citigroup Inc.	4.281%	4/24/48	25	28
	Citigroup Inc.	4.650%	7/23/48	215	251
	Citizens Financial Group Inc.	3.250%	4/30/30	70	71
	CME Group Inc.	3.000%	3/15/25	180	185
	CME Group Inc.	5.300%	9/15/43	53	68
	Comerica Inc.	3.700%	7/31/23	95	97
	Cooperatieve Rabobank UA	0.375%	1/12/24	125	122
[1]	Cooperatieve Rabobank UA	3.375%	5/21/25	120	124
	Cooperatieve Rabobank UA	4.375%	8/4/25	35	37
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	170	176
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	105	136
	Cooperatieve Rabobank UA	5.750%	12/1/43	175	222
	Cooperatieve Rabobank UA	5.250%	8/4/45	45	54
	Credit Suisse AG	1.000%	5/5/23	320	318
[1]	Credit Suisse AG	0.520%	8/9/23	60	59
	Credit Suisse AG	0.495%	2/2/24	120	116
[1]	Credit Suisse AG	3.625%	9/9/24	335	346
19

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Credit Suisse AG	2.950%	4/9/25	105	106
	Credit Suisse AG	1.250%	8/7/26	120	113
	Credit Suisse Group AG	3.800%	6/9/23	75	77
	Credit Suisse Group AG	3.750%	3/26/25	135	139
	Credit Suisse Group AG	4.550%	4/17/26	195	206
	Credit Suisse Group AG	4.875%	5/15/45	160	176
[1]	Deutsche Bank AG	0.962%	11/8/23	60	59
[1]	Deutsche Bank AG	3.700%	5/30/24	100	102
	Deutsche Bank AG	3.700%	5/30/24	95	98
[1]	Deutsche Bank AG	2.222%	9/18/24	115	115
	Deutsche Bank AG	1.447%	4/1/25	100	98
[1]	Deutsche Bank AG	3.961%	11/26/25	40	41
	Deutsche Bank AG	1.686%	3/19/26	80	77
	Deutsche Bank AG	2.129%	11/24/26	195	188
	Deutsche Bank AG	2.311%	11/16/27	216	207
	Deutsche Bank AG	2.552%	1/7/28	195	188
[1]	Deutsche Bank AG	3.547%	9/18/31	185	183
	Deutsche Bank AG	3.035%	5/28/32	45	42
	Discover Bank	2.450%	9/12/24	165	165
[1]	Discover Bank	3.450%	7/27/26	150	154
[1]	Discover Bank	4.650%	9/13/28	35	38
	Discover Financial Services	4.100%	2/9/27	50	52
	Equitable Holdings Inc.	4.350%	4/20/28	182	195
	Equitable Holdings Inc.	5.000%	4/20/48	146	163
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	80	75
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	85	74
	Fifth Third Bancorp	3.650%	1/25/24	90	93
	Fifth Third Bancorp	2.375%	1/28/25	140	140
	Fifth Third Bancorp	2.550%	5/5/27	50	50
	Fifth Third Bancorp	8.250%	3/1/38	65	99
[1]	Fifth Third Bank NA	3.950%	7/28/25	135	143
[1]	Fifth Third Bank NA	3.850%	3/15/26	135	141
	Franklin Resources Inc.	1.600%	10/30/30	60	54
	Global Payments Inc.	2.650%	2/15/25	2	2
	Global Payments Inc.	4.800%	4/1/26	115	123
	Global Payments Inc.	3.200%	8/15/29	125	124
	Global Payments Inc.	2.900%	5/15/30	65	63
	Global Payments Inc.	2.900%	11/15/31	40	38
	Global Payments Inc.	4.150%	8/15/49	85	84
	Goldman Sachs Capital I	6.345%	2/15/34	65	81
	Goldman Sachs Group Inc.	1.217%	12/6/23	100	99
	Goldman Sachs Group Inc.	3.625%	2/20/24	260	267
	Goldman Sachs Group Inc.	4.000%	3/3/24	410	425
	Goldman Sachs Group Inc.	0.673%	3/8/24	230	227
[1]	Goldman Sachs Group Inc.	3.850%	7/8/24	210	217
[1]	Goldman Sachs Group Inc.	0.657%	9/10/24	160	156
	Goldman Sachs Group Inc.	0.925%	10/21/24	160	157
	Goldman Sachs Group Inc.	3.500%	1/23/25	153	157
	Goldman Sachs Group Inc.	1.757%	1/24/25	100	99
	Goldman Sachs Group Inc.	3.500%	4/1/25	214	220
	Goldman Sachs Group Inc.	3.750%	5/22/25	170	176
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	155	158
	Goldman Sachs Group Inc.	4.250%	10/21/25	75	79
	Goldman Sachs Group Inc.	0.855%	2/12/26	150	143
	Goldman Sachs Group Inc.	3.750%	2/25/26	150	156
20

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	3.500%	11/16/26	277	284
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	250	235
	Goldman Sachs Group Inc.	5.950%	1/15/27	50	56
	Goldman Sachs Group Inc.	3.850%	1/26/27	215	224
	Goldman Sachs Group Inc.	1.431%	3/9/27	265	251
	Goldman Sachs Group Inc.	1.542%	9/10/27	260	245
	Goldman Sachs Group Inc.	1.948%	10/21/27	250	240
	Goldman Sachs Group Inc.	2.640%	2/24/28	365	361
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	240	249
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	330	343
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	208	220
	Goldman Sachs Group Inc.	2.600%	2/7/30	170	163
	Goldman Sachs Group Inc.	3.800%	3/15/30	170	177
	Goldman Sachs Group Inc.	1.992%	1/27/32	210	189
	Goldman Sachs Group Inc.	2.615%	4/22/32	110	104
	Goldman Sachs Group Inc.	2.383%	7/21/32	435	403
	Goldman Sachs Group Inc.	2.650%	10/21/32	370	351
	Goldman Sachs Group Inc.	6.125%	2/15/33	135	167
	Goldman Sachs Group Inc.	3.102%	2/24/33	315	310
	Goldman Sachs Group Inc.	6.750%	10/1/37	405	532
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	220	232
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	125	135
	Goldman Sachs Group Inc.	6.250%	2/1/41	345	453
	Goldman Sachs Group Inc.	3.210%	4/22/42	170	158
	Goldman Sachs Group Inc.	2.908%	7/21/42	50	45
	Goldman Sachs Group Inc.	3.436%	2/24/43	50	48
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	255	292
	Goldman Sachs Group Inc.	5.150%	5/22/45	145	170
	Goldman Sachs Group Inc.	4.750%	10/21/45	170	194
	Hartford Financial Services Group Inc.	3.600%	8/19/49	70	68
	HSBC Holdings plc	3.600%	5/25/23	215	220
	HSBC Holdings plc	4.250%	3/14/24	55	57
[1]	HSBC Holdings plc	3.950%	5/18/24	260	266
	HSBC Holdings plc	0.732%	8/17/24	195	191
	HSBC Holdings plc	1.162%	11/22/24	260	255
[1]	HSBC Holdings plc	3.803%	3/11/25	225	231
	HSBC Holdings plc	0.976%	5/24/25	185	179
	HSBC Holdings plc	4.250%	8/18/25	50	52
[1]	HSBC Holdings plc	2.633%	11/7/25	160	160
	HSBC Holdings plc	4.300%	3/8/26	160	169
[1]	HSBC Holdings plc	1.645%	4/18/26	125	121
	HSBC Holdings plc	3.900%	5/25/26	175	182
[1]	HSBC Holdings plc	2.099%	6/4/26	130	127
[1]	HSBC Holdings plc	4.292%	9/12/26	250	261
	HSBC Holdings plc	4.375%	11/23/26	65	68
	HSBC Holdings plc	1.589%	5/24/27	155	146
	HSBC Holdings plc	2.251%	11/22/27	330	318
[1]	HSBC Holdings plc	4.041%	3/13/28	195	202
[1]	HSBC Holdings plc	2.013%	9/22/28	125	117
[1]	HSBC Holdings plc	4.583%	6/19/29	275	294
	HSBC Holdings plc	2.206%	8/17/29	140	131
	HSBC Holdings plc	4.950%	3/31/30	195	216
[1]	HSBC Holdings plc	3.973%	5/22/30	285	294
[1]	HSBC Holdings plc	2.848%	6/4/31	85	81
[1]	HSBC Holdings plc	2.357%	8/18/31	50	46
21

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	2.804%	5/24/32	210	198
	HSBC Holdings plc	2.871%	11/22/32	330	313
	HSBC Holdings plc	6.500%	5/2/36	120	151
	HSBC Holdings plc	6.500%	9/15/37	130	166
	HSBC Holdings plc	6.800%	6/1/38	195	255
	HSBC Holdings plc	6.100%	1/14/42	190	251
	HSBC Holdings plc	5.250%	3/14/44	137	157
	HSBC USA Inc.	3.500%	6/23/24	140	144
	Huntington Bancshares Inc.	2.625%	8/6/24	50	50
	Huntington Bancshares Inc.	2.550%	2/4/30	15	15
[1]	Huntington National Bank	3.550%	10/6/23	110	113
	ING Groep NV	4.100%	10/2/23	135	139
	ING Groep NV	3.550%	4/9/24	170	174
	ING Groep NV	3.950%	3/29/27	150	158
	ING Groep NV	1.726%	4/1/27	100	96
	ING Groep NV	4.550%	10/2/28	70	76
	ING Groep NV	4.050%	4/9/29	35	37
	ING Groep NV	2.727%	4/1/32	70	67
	Intercontinental Exchange Inc.	0.700%	6/15/23	25	25
	Intercontinental Exchange Inc.	4.000%	10/15/23	60	62
	Intercontinental Exchange Inc.	3.750%	12/1/25	70	73
	Intercontinental Exchange Inc.	2.100%	6/15/30	45	42
	Intercontinental Exchange Inc.	1.850%	9/15/32	285	255
	Intercontinental Exchange Inc.	2.650%	9/15/40	100	89
	Intercontinental Exchange Inc.	4.250%	9/21/48	130	144
	Intercontinental Exchange Inc.	3.000%	6/15/50	105	94
	Intercontinental Exchange Inc.	3.000%	9/15/60	80	69
	JPMorgan Chase & Co.	3.375%	5/1/23	260	265
	JPMorgan Chase & Co.	2.700%	5/18/23	174	176
	JPMorgan Chase & Co.	3.875%	2/1/24	215	223
	JPMorgan Chase & Co.	0.697%	3/16/24	190	188
[1]	JPMorgan Chase & Co.	3.559%	4/23/24	160	163
[1]	JPMorgan Chase & Co.	1.514%	6/1/24	200	199
[1]	JPMorgan Chase & Co.	3.797%	7/23/24	390	399
	JPMorgan Chase & Co.	3.875%	9/10/24	170	176
[1]	JPMorgan Chase & Co.	0.653%	9/16/24	50	49
[1]	JPMorgan Chase & Co.	4.023%	12/5/24	385	397
	JPMorgan Chase & Co.	3.125%	1/23/25	185	189
	JPMorgan Chase & Co.	0.563%	2/16/25	200	194
[1]	JPMorgan Chase & Co.	3.220%	3/1/25	315	321
	JPMorgan Chase & Co.	0.969%	6/23/25	285	276
	JPMorgan Chase & Co.	3.900%	7/15/25	375	392
	JPMorgan Chase & Co.	0.768%	8/9/25	140	135
[1]	JPMorgan Chase & Co.	2.301%	10/15/25	75	75
	JPMorgan Chase & Co.	1.561%	12/10/25	125	122
[1]	JPMorgan Chase & Co.	2.005%	3/13/26	130	128
	JPMorgan Chase & Co.	3.300%	4/1/26	400	413
[1]	JPMorgan Chase & Co.	2.083%	4/22/26	310	305
	JPMorgan Chase & Co.	3.200%	6/15/26	100	103
	JPMorgan Chase & Co.	2.950%	10/1/26	300	305
	JPMorgan Chase & Co.	1.045%	11/19/26	305	287
	JPMorgan Chase & Co.	4.125%	12/15/26	100	106
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	95	99
	JPMorgan Chase & Co.	1.040%	2/4/27	180	169
	JPMorgan Chase & Co.	1.578%	4/22/27	170	163
22

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	1.470%	9/22/27	200	189
	JPMorgan Chase & Co.	4.250%	10/1/27	120	128
	JPMorgan Chase & Co.	3.625%	12/1/27	60	62
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	140	146
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	190	196
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	150	145
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	275	282
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	155	163
	JPMorgan Chase & Co.	2.069%	6/1/29	120	114
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	240	256
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	130	140
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	215	223
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	115	112
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	295	324
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	270	259
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	250	243
	JPMorgan Chase & Co.	1.764%	11/19/31	185	166
	JPMorgan Chase & Co.	1.953%	2/4/32	340	310
	JPMorgan Chase & Co.	2.580%	4/22/32	255	244
	JPMorgan Chase & Co.	2.545%	11/8/32	75	72
	JPMorgan Chase & Co.	2.963%	1/25/33	250	247
	JPMorgan Chase & Co.	6.400%	5/15/38	227	305
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	155	164
	JPMorgan Chase & Co.	5.500%	10/15/40	215	267
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	180	170
	JPMorgan Chase & Co.	5.600%	7/15/41	210	265
	JPMorgan Chase & Co.	2.525%	11/19/41	120	104
	JPMorgan Chase & Co.	5.400%	1/6/42	175	217
	JPMorgan Chase & Co.	3.157%	4/22/42	110	104
	JPMorgan Chase & Co.	5.625%	8/16/43	125	157
	JPMorgan Chase & Co.	4.850%	2/1/44	170	202
	JPMorgan Chase & Co.	4.950%	6/1/45	130	153
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	135	148
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	170	181
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	260	276
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	255	266
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	122	113
	JPMorgan Chase & Co.	3.328%	4/22/52	265	255
[1]	KeyBank NA	0.433%	6/14/24	50	49
[1]	KeyBank NA	3.300%	6/1/25	140	145
[1]	KeyCorp	2.250%	4/6/27	65	64
[1]	KeyCorp	4.100%	4/30/28	25	27
[1]	KeyCorp	2.550%	10/1/29	25	24
	Lloyds Banking Group plc	4.050%	8/16/23	180	185
	Lloyds Banking Group plc	3.900%	3/12/24	75	78
	Lloyds Banking Group plc	0.695%	5/11/24	50	49
	Lloyds Banking Group plc	4.500%	11/4/24	25	26
	Lloyds Banking Group plc	4.450%	5/8/25	160	168
[1]	Lloyds Banking Group plc	3.870%	7/9/25	75	77
	Lloyds Banking Group plc	4.582%	12/10/25	100	105
[1]	Lloyds Banking Group plc	2.438%	2/5/26	200	199
	Lloyds Banking Group plc	4.650%	3/24/26	150	159
	Lloyds Banking Group plc	3.750%	1/11/27	100	104
	Lloyds Banking Group plc	1.627%	5/11/27	200	190
	Lloyds Banking Group plc	4.375%	3/22/28	145	155
23

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	4.550%	8/16/28	225	243
[1]	Lloyds Banking Group plc	3.574%	11/7/28	55	56
	Lloyds Banking Group plc	5.300%	12/1/45	60	69
	Lloyds Banking Group plc	4.344%	1/9/48	75	77
[1]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	170	174
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	95	98
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	125	136
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	145	136
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	65	78
	Mastercard Inc.	3.375%	4/1/24	70	72
	Mastercard Inc.	2.950%	11/21/26	60	62
	Mastercard Inc.	3.300%	3/26/27	85	89
	Mastercard Inc.	2.950%	6/1/29	21	22
	Mastercard Inc.	3.350%	3/26/30	145	152
	Mastercard Inc.	2.000%	11/18/31	90	85
	Mastercard Inc.	3.650%	6/1/49	195	206
	Mastercard Inc.	3.850%	3/26/50	115	125
[1]	MetLife Inc.	4.368%	9/15/23	100	104
	MetLife Inc.	3.600%	4/10/24	10	10
	MetLife Inc.	4.550%	3/23/30	155	174
	MetLife Inc.	5.700%	6/15/35	90	113
[1]	MetLife Inc.	6.400%	12/15/36	70	79
	MetLife Inc.	5.875%	2/6/41	95	124
	MetLife Inc.	4.125%	8/13/42	45	48
	MetLife Inc.	4.875%	11/13/43	105	125
	MetLife Inc.	4.050%	3/1/45	105	114
	MetLife Inc.	4.600%	5/13/46	85	100
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	220	224
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	155	159
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	75	77
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	100	101
[1]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	100	98
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	225	223
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	18	19
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	175	169
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	265	256
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	100	96
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	160	167
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	25	25
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	310	294
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	50	51
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	50	47
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	200	195
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	45	48
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	145	154
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	185	193
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	50	50
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	235	226
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	150	138
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	100	93
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	95	89
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	100	97
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	115	120
	Mizuho Financial Group Inc.	3.549%	3/5/23	100	102
[1]	Mizuho Financial Group Inc.	1.241%	7/10/24	185	183
24

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	105	104
	Mizuho Financial Group Inc.	1.234%	5/22/27	170	159
	Mizuho Financial Group Inc.	1.554%	7/9/27	50	47
	Mizuho Financial Group Inc.	3.170%	9/11/27	50	51
	Mizuho Financial Group Inc.	4.018%	3/5/28	75	79
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	130	139
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	100	100
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	165	153
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	25	23
	Mizuho Financial Group Inc.	2.564%	9/13/31	50	46
[1]	Morgan Stanley	4.100%	5/22/23	100	103
	Morgan Stanley	0.731%	4/5/24	80	79
[1]	Morgan Stanley	3.737%	4/24/24	425	433
[1]	Morgan Stanley	3.875%	4/29/24	160	165
[1]	Morgan Stanley	3.700%	10/23/24	180	186
[1]	Morgan Stanley	0.791%	1/22/25	30	29
	Morgan Stanley	0.790%	5/30/25	325	313
[1]	Morgan Stanley	2.720%	7/22/25	250	251
[1]	Morgan Stanley	4.000%	7/23/25	160	168
[1]	Morgan Stanley	0.864%	10/21/25	50	48
[1]	Morgan Stanley	1.164%	10/21/25	235	227
	Morgan Stanley	5.000%	11/24/25	160	172
[1]	Morgan Stanley	3.875%	1/27/26	260	272
[1]	Morgan Stanley	2.188%	4/28/26	250	247
[1]	Morgan Stanley	3.125%	7/27/26	470	479
[1]	Morgan Stanley	4.350%	9/8/26	285	303
	Morgan Stanley	0.985%	12/10/26	315	295
	Morgan Stanley	3.625%	1/20/27	346	361
	Morgan Stanley	3.950%	4/23/27	200	210
	Morgan Stanley	1.593%	5/4/27	120	114
	Morgan Stanley	2.475%	1/21/28	100	98
[1]	Morgan Stanley	3.591%	7/22/28	375	387
[1]	Morgan Stanley	3.772%	1/24/29	425	441
[1]	Morgan Stanley	4.431%	1/23/30	300	324
[1]	Morgan Stanley	2.699%	1/22/31	265	257
[1]	Morgan Stanley	3.622%	4/1/31	255	263
[1]	Morgan Stanley	1.794%	2/13/32	35	31
	Morgan Stanley	7.250%	4/1/32	125	167
[1]	Morgan Stanley	1.928%	4/28/32	85	77
[1]	Morgan Stanley	2.239%	7/21/32	170	157
[1]	Morgan Stanley	2.511%	10/20/32	265	250
	Morgan Stanley	2.943%	1/21/33	195	191
	Morgan Stanley	2.484%	9/16/36	280	254
[1]	Morgan Stanley	3.971%	7/22/38	235	247
[1]	Morgan Stanley	4.457%	4/22/39	95	104
	Morgan Stanley	3.217%	4/22/42	130	124
	Morgan Stanley	6.375%	7/24/42	180	246
	Morgan Stanley	4.300%	1/27/45	290	316
	Morgan Stanley	4.375%	1/22/47	175	194
[1]	Morgan Stanley	5.597%	3/24/51	165	220
[1]	Morgan Stanley	2.802%	1/25/52	180	157
	National Australia Bank Ltd.	3.625%	6/20/23	110	113
	National Australia Bank Ltd.	3.375%	1/14/26	75	79
[1]	National Australia Bank Ltd.	2.500%	7/12/26	93	94
[1]	National Bank of Canada	0.550%	11/15/24	50	49
25

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NatWest Group plc	3.875%	9/12/23	125	128
	NatWest Group plc	6.000%	12/19/23	54	57
	NatWest Group plc	5.125%	5/28/24	55	58
[1]	NatWest Group plc	4.519%	6/25/24	100	103
[1]	NatWest Group plc	4.269%	3/22/25	135	140
	NatWest Group plc	4.800%	4/5/26	170	182
[1]	NatWest Group plc	3.073%	5/22/28	130	130
[1]	NatWest Group plc	4.892%	5/18/29	160	174
[1]	NatWest Group plc	3.754%	11/1/29	175	177
[1]	NatWest Group plc	5.076%	1/27/30	265	292
[1]	NatWest Group plc	4.445%	5/8/30	25	27
[1]	NatWest Group plc	3.032%	11/28/35	50	46
	Nomura Holdings Inc.	2.648%	1/16/25	115	115
	Nomura Holdings Inc.	1.851%	7/16/25	175	170
	Nomura Holdings Inc.	1.653%	7/14/26	110	104
	Nomura Holdings Inc.	2.329%	1/22/27	200	193
	Nomura Holdings Inc.	2.172%	7/14/28	50	47
	Nomura Holdings Inc.	3.103%	1/16/30	115	113
	Nomura Holdings Inc.	2.679%	7/16/30	115	109
	Nomura Holdings Inc.	2.608%	7/14/31	110	103
	Northern Trust Corp.	3.950%	10/30/25	75	80
	Northern Trust Corp.	1.950%	5/1/30	85	81
	PayPal Holdings Inc.	1.350%	6/1/23	70	70
	PayPal Holdings Inc.	2.400%	10/1/24	70	71
	PayPal Holdings Inc.	1.650%	6/1/25	25	25
	PayPal Holdings Inc.	2.650%	10/1/26	165	167
	PayPal Holdings Inc.	2.850%	10/1/29	70	70
	PayPal Holdings Inc.	2.300%	6/1/30	75	72
	PayPal Holdings Inc.	3.250%	6/1/50	80	75
[1]	PNC Bank NA	3.500%	6/8/23	45	46
[1]	PNC Bank NA	2.950%	2/23/25	70	72
[1]	PNC Bank NA	3.100%	10/25/27	50	52
[1]	PNC Bank NA	4.050%	7/26/28	125	134
[1]	PNC Bank NA	2.700%	10/22/29	230	227
	PNC Financial Services Group Inc.	3.500%	1/23/24	95	98
	PNC Financial Services Group Inc.	3.900%	4/29/24	105	109
	PNC Financial Services Group Inc.	2.600%	7/23/26	25	25
	PNC Financial Services Group Inc.	3.150%	5/19/27	110	114
	PNC Financial Services Group Inc.	3.450%	4/23/29	230	241
	PNC Financial Services Group Inc.	2.550%	1/22/30	70	69
	PNC Financial Services Group Inc.	2.307%	4/23/32	25	24
	Progressive Corp.	4.125%	4/15/47	145	158
[1]	Prudential Financial Inc.	5.700%	12/14/36	180	229
[1]	Prudential Financial Inc.	5.625%	6/15/43	65	67
[1]	Prudential Financial Inc.	5.375%	5/15/45	25	25
[1]	Prudential Financial Inc.	4.500%	9/15/47	50	48
	Prudential Financial Inc.	3.905%	12/7/47	70	73
[1]	Prudential Financial Inc.	5.700%	9/15/48	75	78
	Prudential Financial Inc.	3.935%	12/7/49	160	168
[1]	Prudential Financial Inc.	4.350%	2/25/50	95	107
[1]	Prudential Financial Inc.	3.700%	10/1/50	40	37
[1]	Prudential Financial Inc.	3.700%	3/13/51	70	71
	Prudential plc	3.125%	4/14/30	95	97
	Raymond James Financial Inc.	4.950%	7/15/46	35	40
	Raymond James Financial Inc.	3.750%	4/1/51	90	90
26

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regions Financial Corp.	2.250%	5/18/25	75	75
[1]	Royal Bank of Canada	1.600%	4/17/23	85	85
[1]	Royal Bank of Canada	3.700%	10/5/23	175	180
[1]	Royal Bank of Canada	0.500%	10/26/23	120	118
[1]	Royal Bank of Canada	0.425%	1/19/24	75	73
[1]	Royal Bank of Canada	2.550%	7/16/24	100	101
	Royal Bank of Canada	0.650%	7/29/24	80	77
[1]	Royal Bank of Canada	0.750%	10/7/24	110	106
[1]	Royal Bank of Canada	2.250%	11/1/24	245	245
[1]	Royal Bank of Canada	1.600%	1/21/25	30	29
[1]	Royal Bank of Canada	1.150%	6/10/25	150	144
[1]	Royal Bank of Canada	0.875%	1/20/26	150	142
[1]	Royal Bank of Canada	4.650%	1/27/26	70	75
	Royal Bank of Canada	1.200%	4/27/26	145	138
[1]	Royal Bank of Canada	1.150%	7/14/26	65	62
[1]	Royal Bank of Canada	1.400%	11/2/26	110	105
[1]	Royal Bank of Canada	2.300%	11/3/31	130	123
	Santander Holdings USA Inc.	4.500%	7/17/25	20	21
	Santander Holdings USA Inc.	3.244%	10/5/26	170	172
	Santander Holdings USA Inc.	4.400%	7/13/27	115	121
	Santander Holdings USA Inc.	2.490%	1/6/28	80	78
	Santander UK Group Holdings plc	1.089%	3/15/25	30	29
[1]	Santander UK Group Holdings plc	1.532%	8/21/26	75	72
	Santander UK Group Holdings plc	1.673%	6/14/27	100	94
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	115	118
	Santander UK plc	4.000%	3/13/24	160	166
	State Street Corp.	3.100%	5/15/23	105	107
	State Street Corp.	3.700%	11/20/23	115	119
	State Street Corp.	3.300%	12/16/24	135	140
	State Street Corp.	3.550%	8/18/25	150	157
[1]	State Street Corp.	2.354%	11/1/25	75	75
	State Street Corp.	2.650%	5/19/26	35	36
	State Street Corp.	2.400%	1/24/30	145	142
	State Street Corp.	2.200%	3/3/31	25	24
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	176	181
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	245	253
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	75	76
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	100	100
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	80	80
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	110	106
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	95	99
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	75	75
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	365	345
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	170	173
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	60	62
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	50	52
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	100	103
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	110	114
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	50	47
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	175	175
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	145	142
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	160	149
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	160	146
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	101	94
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	55	50
27

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Svenska Handelsbanken AB	3.900%	11/20/23	220	228
	Synchrony Financial	4.250%	8/15/24	75	78
	Synchrony Financial	4.500%	7/23/25	50	52
	Synchrony Financial	3.950%	12/1/27	80	83
[1]	Toronto-Dominion Bank	0.300%	6/2/23	100	98
[1]	Toronto-Dominion Bank	0.750%	6/12/23	135	134
[1]	Toronto-Dominion Bank	3.500%	7/19/23	265	272
[1]	Toronto-Dominion Bank	0.450%	9/11/23	70	69
	Toronto-Dominion Bank	0.550%	3/4/24	165	160
[1]	Toronto-Dominion Bank	3.250%	3/11/24	110	113
[1]	Toronto-Dominion Bank	2.650%	6/12/24	75	76
[1]	Toronto-Dominion Bank	0.700%	9/10/24	10	10
[1]	Toronto-Dominion Bank	1.450%	1/10/25	230	225
[1]	Toronto-Dominion Bank	1.150%	6/12/25	40	39
[1]	Toronto-Dominion Bank	0.750%	9/11/25	60	57
[1]	Toronto-Dominion Bank	0.750%	1/6/26	130	123
[1]	Toronto-Dominion Bank	1.200%	6/3/26	160	152
[1]	Toronto-Dominion Bank	1.250%	9/10/26	80	76
[1]	Toronto-Dominion Bank	1.950%	1/12/27	140	137
[1]	Toronto-Dominion Bank	2.000%	9/10/31	100	93
[1]	Toronto-Dominion Bank	3.625%	9/15/31	45	46
[1]	Travelers Cos. Inc.	6.250%	6/15/37	40	54
	Travelers Cos. Inc.	5.350%	11/1/40	115	145
	Travelers Cos. Inc.	3.050%	6/8/51	45	42
[1]	Truist Bank	1.250%	3/9/23	75	75
[1]	Truist Bank	3.200%	4/1/24	150	154
[1]	Truist Bank	2.150%	12/6/24	100	100
[1]	Truist Bank	1.500%	3/10/25	70	69
[1]	Truist Bank	3.625%	9/16/25	45	47
[1]	Truist Bank	3.300%	5/15/26	30	31
[1]	Truist Bank	3.800%	10/30/26	115	121
[1]	Truist Bank	2.636%	9/17/29	85	85
[1]	Truist Bank	2.250%	3/11/30	155	147
[1]	Truist Financial Corp.	2.200%	3/16/23	105	106
[1]	Truist Financial Corp.	3.750%	12/6/23	46	47
[1]	Truist Financial Corp.	2.500%	8/1/24	105	106
[1]	Truist Financial Corp.	2.850%	10/26/24	125	127
[1]	Truist Financial Corp.	3.700%	6/5/25	80	84
[1]	Truist Financial Corp.	1.200%	8/5/25	20	19
[1]	Truist Financial Corp.	1.267%	3/2/27	105	100
[1]	Truist Financial Corp.	1.125%	8/3/27	75	70
[1]	Truist Financial Corp.	1.887%	6/7/29	25	24
[1]	Truist Financial Corp.	1.950%	6/5/30	70	66
[1]	US Bancorp	3.700%	1/30/24	50	52
	US Bancorp	3.375%	2/5/24	70	72
	US Bancorp	2.400%	7/30/24	125	126
[1]	US Bancorp	3.600%	9/11/24	70	73
	US Bancorp	1.450%	5/12/25	75	73
[1]	US Bancorp	3.950%	11/17/25	175	185
[1]	US Bancorp	3.100%	4/27/26	75	77
[1]	US Bancorp	2.375%	7/22/26	70	70
[1]	US Bancorp	3.150%	4/27/27	100	104
[1]	US Bancorp	3.900%	4/26/28	70	75
[1]	US Bancorp	3.000%	7/30/29	80	81
[1]	US Bancorp	1.375%	7/22/30	133	119
28

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	US Bancorp	2.677%	1/27/33	40	39
	US Bancorp	2.491%	11/3/36	10	9
[1]	US Bank NA	3.400%	7/24/23	30	31
[1]	US Bank NA	2.050%	1/21/25	80	80
[1]	US Bank NA	2.800%	1/27/25	95	97
	Visa Inc.	3.150%	12/14/25	120	124
	Visa Inc.	1.900%	4/15/27	225	222
	Visa Inc.	2.750%	9/15/27	105	108
	Visa Inc.	2.050%	4/15/30	240	232
	Visa Inc.	1.100%	2/15/31	50	44
	Visa Inc.	4.150%	12/14/35	90	101
	Visa Inc.	4.300%	12/14/45	280	324
	Visa Inc.	3.650%	9/15/47	125	132
	Visa Inc.	2.000%	8/15/50	70	56
	Westpac Banking Corp.	3.650%	5/15/23	50	51
	Westpac Banking Corp.	3.300%	2/26/24	70	72
	Westpac Banking Corp.	1.019%	11/18/24	80	78
	Westpac Banking Corp.	2.350%	2/19/25	90	91
	Westpac Banking Corp.	2.850%	5/13/26	175	180
	Westpac Banking Corp.	1.150%	6/3/26	60	57
	Westpac Banking Corp.	2.700%	8/19/26	80	81
	Westpac Banking Corp.	3.350%	3/8/27	240	251
	Westpac Banking Corp.	3.400%	1/25/28	150	157
	Westpac Banking Corp.	1.953%	11/20/28	240	229
	Westpac Banking Corp.	2.650%	1/16/30	15	15
[1]	Westpac Banking Corp.	2.894%	2/4/30	25	25
	Westpac Banking Corp.	2.150%	6/3/31	10	10
[1]	Westpac Banking Corp.	4.322%	11/23/31	180	188
	Westpac Banking Corp.	4.110%	7/24/34	75	77
	Westpac Banking Corp.	2.668%	11/15/35	70	63
	Westpac Banking Corp.	3.020%	11/18/36	190	177
	Westpac Banking Corp.	4.421%	7/24/39	110	119
	Westpac Banking Corp.	2.963%	11/16/40	90	79
	Westpac Banking Corp.	3.133%	11/18/41	30	27
					119,415
Health Care (15.6%)
	Abbott Laboratories	3.400%	11/30/23	90	93
	Abbott Laboratories	2.950%	3/15/25	100	103
	Abbott Laboratories	3.750%	11/30/26	135	144
[3]	Abbott Laboratories	4.750%	11/30/36	130	155
	Abbott Laboratories	4.900%	11/30/46	250	309
	AbbVie Inc.	2.850%	5/14/23	50	51
	AbbVie Inc.	3.750%	11/14/23	230	237
	AbbVie Inc.	3.850%	6/15/24	125	129
	AbbVie Inc.	2.600%	11/21/24	425	429
	AbbVie Inc.	3.800%	3/15/25	150	156
	AbbVie Inc.	3.600%	5/14/25	347	359
	AbbVie Inc.	3.200%	5/14/26	185	190
	AbbVie Inc.	2.950%	11/21/26	175	178
	AbbVie Inc.	4.250%	11/14/28	170	184
	AbbVie Inc.	3.200%	11/21/29	365	370
	AbbVie Inc.	4.550%	3/15/35	175	194
	AbbVie Inc.	4.500%	5/14/35	270	300
	AbbVie Inc.	4.300%	5/14/36	150	163
	AbbVie Inc.	4.050%	11/21/39	145	152
29

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AbbVie Inc.	4.400%	11/6/42	195	211
AbbVie Inc.	4.850%	6/15/44	85	96
AbbVie Inc.	4.750%	3/15/45	205	228
AbbVie Inc.	4.700%	5/14/45	285	317
AbbVie Inc.	4.450%	5/14/46	240	259
AbbVie Inc.	4.875%	11/14/48	130	150
AbbVie Inc.	4.250%	11/21/49	395	420
Aetna Inc.	2.800%	6/15/23	20	20
Aetna Inc.	3.500%	11/15/24	110	113
Aetna Inc.	6.625%	6/15/36	80	107
Aetna Inc.	3.875%	8/15/47	55	55
Agilent Technologies Inc.	2.300%	3/12/31	75	70
AmerisourceBergen Corp.	0.737%	3/15/23	170	169
AmerisourceBergen Corp.	3.450%	12/15/27	55	57
AmerisourceBergen Corp.	2.700%	3/15/31	160	154
Amgen Inc.	2.250%	8/19/23	50	50
Amgen Inc.	3.625%	5/22/24	150	155
Amgen Inc.	3.125%	5/1/25	70	72
Amgen Inc.	2.600%	8/19/26	40	40
Amgen Inc.	2.200%	2/21/27	290	286
Amgen Inc.	3.200%	11/2/27	10	10
Amgen Inc.	1.650%	8/15/28	50	47
Amgen Inc.	3.000%	2/22/29	105	106
Amgen Inc.	2.450%	2/21/30	130	126
Amgen Inc.	2.300%	2/25/31	135	128
Amgen Inc.	2.000%	1/15/32	115	105
Amgen Inc.	3.350%	2/22/32	40	41
Amgen Inc.	3.150%	2/21/40	115	107
Amgen Inc.	2.800%	8/15/41	120	105
Amgen Inc.	4.400%	5/1/45	240	256
Amgen Inc.	4.563%	6/15/48	215	236
Amgen Inc.	3.375%	2/21/50	150	138
Amgen Inc.	4.663%	6/15/51	185	208
Amgen Inc.	3.000%	1/15/52	145	124
Amgen Inc.	2.770%	9/1/53	195	158
Amgen Inc.	4.400%	2/22/62	115	121
Anthem Inc.	3.500%	8/15/24	75	77
Anthem Inc.	3.350%	12/1/24	50	51
Anthem Inc.	2.375%	1/15/25	200	201
Anthem Inc.	1.500%	3/15/26	50	48
Anthem Inc.	3.650%	12/1/27	122	128
Anthem Inc.	4.101%	3/1/28	125	134
Anthem Inc.	2.875%	9/15/29	70	70
Anthem Inc.	2.250%	5/15/30	155	147
Anthem Inc.	2.550%	3/15/31	60	58
Anthem Inc.	4.625%	5/15/42	175	196
Anthem Inc.	4.650%	1/15/43	50	56
Anthem Inc.	4.650%	8/15/44	30	34
Anthem Inc.	4.375%	12/1/47	165	181
Anthem Inc.	4.550%	3/1/48	30	34
Anthem Inc.	3.700%	9/15/49	110	109
Anthem Inc.	3.125%	5/15/50	80	73
Anthem Inc.	3.600%	3/15/51	50	49
AstraZeneca Finance LLC	0.700%	5/28/24	180	175
AstraZeneca Finance LLC	1.200%	5/28/26	45	43
30

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AstraZeneca Finance LLC	1.750%	5/28/28	95	91
	AstraZeneca Finance LLC	2.250%	5/28/31	45	43
	AstraZeneca plc	0.300%	5/26/23	120	118
	AstraZeneca plc	3.500%	8/17/23	45	46
	AstraZeneca plc	3.375%	11/16/25	150	156
	AstraZeneca plc	0.700%	4/8/26	100	94
	AstraZeneca plc	3.125%	6/12/27	115	119
	AstraZeneca plc	4.000%	1/17/29	100	108
	AstraZeneca plc	1.375%	8/6/30	70	63
	AstraZeneca plc	6.450%	9/15/37	290	398
	AstraZeneca plc	4.000%	9/18/42	110	119
	AstraZeneca plc	4.375%	11/16/45	85	97
	AstraZeneca plc	4.375%	8/17/48	47	54
	AstraZeneca plc	3.000%	5/28/51	70	66
	Baxalta Inc.	4.000%	6/23/25	105	110
[2]	Baxter International Inc.	0.868%	12/1/23	180	177
[2]	Baxter International Inc.	1.322%	11/29/24	70	68
	Baxter International Inc.	2.600%	8/15/26	56	56
[2]	Baxter International Inc.	1.915%	2/1/27	115	112
[2]	Baxter International Inc.	2.272%	12/1/28	85	82
[2]	Baxter International Inc.	2.539%	2/1/32	250	240
[2]	Baxter International Inc.	3.132%	12/1/51	50	45
	Becton Dickinson & Co.	3.363%	6/6/24	57	58
	Becton Dickinson & Co.	3.734%	12/15/24	100	103
	Becton Dickinson & Co.	3.700%	6/6/27	169	177
	Becton Dickinson & Co.	2.823%	5/20/30	120	118
	Becton Dickinson & Co.	1.957%	2/11/31	110	100
	Becton Dickinson & Co.	4.669%	6/6/47	100	112
	Becton Dickinson & Co.	3.794%	5/20/50	85	85
	Biogen Inc.	4.050%	9/15/25	55	58
	Biogen Inc.	2.250%	5/1/30	200	183
	Biogen Inc.	3.150%	5/1/50	140	116
	Boston Scientific Corp.	3.450%	3/1/24	85	87
	Boston Scientific Corp.	3.750%	3/1/26	230	240
	Boston Scientific Corp.	4.000%	3/1/29	100	106
	Boston Scientific Corp.	2.650%	6/1/30	25	24
	Boston Scientific Corp.	4.550%	3/1/39	60	66
	Boston Scientific Corp.	4.700%	3/1/49	71	81
	Bristol-Myers Squibb Co.	0.537%	11/13/23	240	236
	Bristol-Myers Squibb Co.	2.900%	7/26/24	165	169
	Bristol-Myers Squibb Co.	3.875%	8/15/25	145	153
	Bristol-Myers Squibb Co.	0.750%	11/13/25	100	95
	Bristol-Myers Squibb Co.	3.200%	6/15/26	200	208
	Bristol-Myers Squibb Co.	3.250%	2/27/27	30	31
	Bristol-Myers Squibb Co.	1.125%	11/13/27	65	61
	Bristol-Myers Squibb Co.	3.450%	11/15/27	180	190
	Bristol-Myers Squibb Co.	3.900%	2/20/28	105	113
	Bristol-Myers Squibb Co.	3.400%	7/26/29	330	347
	Bristol-Myers Squibb Co.	1.450%	11/13/30	115	104
[4]	Bristol-Myers Squibb Co.	2.950%	3/15/32	180	183
	Bristol-Myers Squibb Co.	4.125%	6/15/39	180	197
	Bristol-Myers Squibb Co.	2.350%	11/13/40	100	87
[4]	Bristol-Myers Squibb Co.	3.550%	3/15/42	90	92
	Bristol-Myers Squibb Co.	5.000%	8/15/45	189	234
	Bristol-Myers Squibb Co.	4.350%	11/15/47	100	113
31

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	4.550%	2/20/48	170	198
	Bristol-Myers Squibb Co.	4.250%	10/26/49	205	230
	Bristol-Myers Squibb Co.	2.550%	11/13/50	175	148
[4]	Bristol-Myers Squibb Co.	3.700%	3/15/52	175	180
[4]	Bristol-Myers Squibb Co.	3.900%	3/15/62	90	93
	Cardinal Health Inc.	3.079%	6/15/24	50	51
	Cardinal Health Inc.	3.410%	6/15/27	95	98
[1]	Cigna Corp.	3.000%	7/15/23	100	102
	Cigna Corp.	3.750%	7/15/23	76	78
[1]	Cigna Corp.	3.250%	4/15/25	125	128
	Cigna Corp.	4.125%	11/15/25	100	105
[1]	Cigna Corp.	4.500%	2/25/26	210	225
	Cigna Corp.	1.250%	3/15/26	125	120
[1]	Cigna Corp.	3.400%	3/1/27	75	78
	Cigna Corp.	4.375%	10/15/28	145	157
	Cigna Corp.	2.400%	3/15/30	201	191
	Cigna Corp.	2.375%	3/15/31	230	217
	Cigna Corp.	4.800%	8/15/38	125	139
	Cigna Corp.	3.200%	3/15/40	65	60
[1]	Cigna Corp.	4.800%	7/15/46	170	190
[1]	Cigna Corp.	3.875%	10/15/47	120	118
	Cigna Corp.	4.900%	12/15/48	170	193
	Cigna Corp.	3.400%	3/15/50	195	178
	Cigna Corp.	3.400%	3/15/51	115	105
	CVS Health Corp.	2.625%	8/15/24	10	10
	CVS Health Corp.	3.875%	7/20/25	300	314
	CVS Health Corp.	2.875%	6/1/26	115	116
	CVS Health Corp.	3.000%	8/15/26	265	270
	CVS Health Corp.	3.625%	4/1/27	200	209
	CVS Health Corp.	1.300%	8/21/27	125	117
	CVS Health Corp.	4.300%	3/25/28	55	59
	CVS Health Corp.	3.250%	8/15/29	280	285
	CVS Health Corp.	3.750%	4/1/30	85	89
	CVS Health Corp.	1.750%	8/21/30	180	163
	CVS Health Corp.	2.125%	9/15/31	50	46
	CVS Health Corp.	4.780%	3/25/38	460	515
	CVS Health Corp.	4.125%	4/1/40	75	78
	CVS Health Corp.	2.700%	8/21/40	80	70
	CVS Health Corp.	5.300%	12/5/43	125	149
	CVS Health Corp.	5.125%	7/20/45	295	342
	CVS Health Corp.	5.050%	3/25/48	680	794
	CVS Health Corp.	4.250%	4/1/50	140	150
	Danaher Corp.	2.600%	10/1/50	85	72
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	45	45
	DH Europe Finance II Sarl	2.600%	11/15/29	135	133
	DH Europe Finance II Sarl	3.250%	11/15/39	140	137
	DH Europe Finance II Sarl	3.400%	11/15/49	25	24
	Eli Lilly & Co.	3.375%	3/15/29	67	71
	Eli Lilly & Co.	2.250%	5/15/50	111	92
	Eli Lilly & Co.	2.500%	9/15/60	115	95
	Gilead Sciences Inc.	2.500%	9/1/23	60	61
	Gilead Sciences Inc.	3.700%	4/1/24	265	274
	Gilead Sciences Inc.	3.500%	2/1/25	110	114
	Gilead Sciences Inc.	3.650%	3/1/26	35	37
	Gilead Sciences Inc.	2.950%	3/1/27	125	127
32

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Gilead Sciences Inc.	1.200%	10/1/27	35	33
Gilead Sciences Inc.	1.650%	10/1/30	135	123
Gilead Sciences Inc.	4.600%	9/1/35	50	57
Gilead Sciences Inc.	4.000%	9/1/36	110	117
Gilead Sciences Inc.	2.600%	10/1/40	50	43
Gilead Sciences Inc.	5.650%	12/1/41	40	50
Gilead Sciences Inc.	4.800%	4/1/44	160	182
Gilead Sciences Inc.	4.500%	2/1/45	150	164
Gilead Sciences Inc.	4.750%	3/1/46	205	233
Gilead Sciences Inc.	4.150%	3/1/47	170	178
Gilead Sciences Inc.	2.800%	10/1/50	95	80
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	90	91
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	135	138
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	50	52
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	105	113
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	225	311
GlaxoSmithKline Capital plc	0.534%	10/1/23	85	84
GlaxoSmithKline Capital plc	3.000%	6/1/24	55	56
GlaxoSmithKline Capital plc	3.375%	6/1/29	85	89
HCA Inc.	4.750%	5/1/23	135	139
HCA Inc.	5.000%	3/15/24	260	273
HCA Inc.	5.250%	4/15/25	120	129
HCA Inc.	5.250%	6/15/26	125	135
HCA Inc.	4.500%	2/15/27	75	79
HCA Inc.	4.125%	6/15/29	75	79
HCA Inc.	2.375%	7/15/31	95	88
HCA Inc.	5.125%	6/15/39	130	145
HCA Inc.	5.500%	6/15/47	115	135
HCA Inc.	5.250%	6/15/49	180	205
HCA Inc.	3.500%	7/15/51	115	102
Humana Inc.	0.650%	8/3/23	145	143
Humana Inc.	1.350%	2/3/27	75	71
Humana Inc.	2.150%	2/3/32	35	32
Humana Inc.	4.950%	10/1/44	108	126
Johnson & Johnson	3.375%	12/5/23	60	62
Johnson & Johnson	2.625%	1/15/25	25	26
Johnson & Johnson	0.550%	9/1/25	160	152
Johnson & Johnson	2.450%	3/1/26	195	199
Johnson & Johnson	2.950%	3/3/27	115	119
Johnson & Johnson	2.900%	1/15/28	210	217
Johnson & Johnson	1.300%	9/1/30	125	115
Johnson & Johnson	4.375%	12/5/33	30	35
Johnson & Johnson	3.550%	3/1/36	50	54
Johnson & Johnson	3.625%	3/3/37	160	172
Johnson & Johnson	5.950%	8/15/37	115	156
Johnson & Johnson	3.400%	1/15/38	10	10
Johnson & Johnson	2.100%	9/1/40	70	60
Johnson & Johnson	3.700%	3/1/46	250	268
Johnson & Johnson	3.750%	3/3/47	10	11
Johnson & Johnson	3.500%	1/15/48	110	115
Johnson & Johnson	2.250%	9/1/50	90	75
Johnson & Johnson	2.450%	9/1/60	85	71
Laboratory Corp. of America Holdings	3.600%	2/1/25	60	62
Laboratory Corp. of America Holdings	4.700%	2/1/45	25	28
McKesson Corp.	3.796%	3/15/24	75	77
33

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Medtronic Inc.	3.500%	3/15/25	227	237
Medtronic Inc.	4.375%	3/15/35	120	137
Medtronic Inc.	4.625%	3/15/45	180	212
Merck & Co. Inc.	2.800%	5/18/23	156	159
Merck & Co. Inc.	2.900%	3/7/24	50	51
Merck & Co. Inc.	2.750%	2/10/25	190	194
Merck & Co. Inc.	0.750%	2/24/26	135	129
Merck & Co. Inc.	1.700%	6/10/27	75	73
Merck & Co. Inc.	1.900%	12/10/28	75	73
Merck & Co. Inc.	3.400%	3/7/29	190	200
Merck & Co. Inc.	1.450%	6/24/30	170	155
Merck & Co. Inc.	2.150%	12/10/31	175	167
Merck & Co. Inc.	3.900%	3/7/39	95	103
Merck & Co. Inc.	2.350%	6/24/40	115	101
Merck & Co. Inc.	4.150%	5/18/43	55	61
Merck & Co. Inc.	3.700%	2/10/45	225	235
Merck & Co. Inc.	4.000%	3/7/49	115	127
Merck & Co. Inc.	2.450%	6/24/50	130	111
Merck & Co. Inc.	2.750%	12/10/51	140	125
Merck & Co. Inc.	2.900%	12/10/61	120	106
Mylan Inc.	4.550%	4/15/28	25	27
Mylan Inc.	5.200%	4/15/48	210	228
Novartis Capital Corp.	3.400%	5/6/24	165	171
Novartis Capital Corp.	1.750%	2/14/25	35	35
Novartis Capital Corp.	3.000%	11/20/25	65	67
Novartis Capital Corp.	2.000%	2/14/27	85	84
Novartis Capital Corp.	3.100%	5/17/27	100	104
Novartis Capital Corp.	2.200%	8/14/30	235	228
Novartis Capital Corp.	4.400%	5/6/44	170	198
Novartis Capital Corp.	4.000%	11/20/45	90	100
Novartis Capital Corp.	2.750%	8/14/50	45	41
PerkinElmer Inc.	0.850%	9/15/24	50	48
PerkinElmer Inc.	3.300%	9/15/29	135	136
Pfizer Inc.	3.000%	6/15/23	60	61
Pfizer Inc.	3.200%	9/15/23	100	103
Pfizer Inc.	2.950%	3/15/24	75	77
Pfizer Inc.	3.400%	5/15/24	100	104
Pfizer Inc.	0.800%	5/28/25	100	96
Pfizer Inc.	2.750%	6/3/26	120	123
Pfizer Inc.	3.000%	12/15/26	25	26
Pfizer Inc.	3.600%	9/15/28	85	91
Pfizer Inc.	3.450%	3/15/29	160	169
Pfizer Inc.	2.625%	4/1/30	83	83
Pfizer Inc.	1.700%	5/28/30	40	37
Pfizer Inc.	1.750%	8/18/31	170	158
Pfizer Inc.	4.000%	12/15/36	110	122
Pfizer Inc.	7.200%	3/15/39	25	37
Pfizer Inc.	2.550%	5/28/40	215	197
Pfizer Inc.	4.300%	6/15/43	135	153
Pfizer Inc.	4.400%	5/15/44	115	132
Pfizer Inc.	4.125%	12/15/46	75	85
Pfizer Inc.	4.200%	9/15/48	135	154
Pfizer Inc.	4.000%	3/15/49	110	122
Pfizer Inc.	2.700%	5/28/50	130	118
Quest Diagnostics Inc.	2.950%	6/30/30	70	69
34

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	120	107
Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	95	78
Royalty Pharma plc	0.750%	9/2/23	103	101
Royalty Pharma plc	1.200%	9/2/25	80	76
Royalty Pharma plc	1.750%	9/2/27	85	80
Royalty Pharma plc	2.200%	9/2/30	30	27
Royalty Pharma plc	3.300%	9/2/40	20	18
Royalty Pharma plc	3.550%	9/2/50	160	139
Sanofi	3.375%	6/19/23	100	102
Sanofi	3.625%	6/19/28	150	162
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	180	182
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	90	92
Smith & Nephew plc	2.032%	10/14/30	105	95
Stryker Corp.	3.375%	11/1/25	170	175
Stryker Corp.	3.500%	3/15/26	75	78
Stryker Corp.	1.950%	6/15/30	35	32
Stryker Corp.	4.625%	3/15/46	125	143
Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	45	47
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	295	333
Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	240	222
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	170	154
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	205	184
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	60	53
Thermo Fisher Scientific Inc.	0.797%	10/18/23	100	99
Thermo Fisher Scientific Inc.	1.215%	10/18/24	220	215
Thermo Fisher Scientific Inc.	2.000%	10/15/31	175	162
Thermo Fisher Scientific Inc.	2.800%	10/15/41	125	115
Thermo Fisher Scientific Inc.	4.100%	8/15/47	45	50
UnitedHealth Group Inc.	2.875%	3/15/23	100	102
UnitedHealth Group Inc.	3.500%	6/15/23	25	26
UnitedHealth Group Inc.	3.500%	2/15/24	130	134
UnitedHealth Group Inc.	0.550%	5/15/24	20	20
UnitedHealth Group Inc.	2.375%	8/15/24	50	51
UnitedHealth Group Inc.	3.750%	7/15/25	80	84
UnitedHealth Group Inc.	3.100%	3/15/26	50	52
UnitedHealth Group Inc.	1.150%	5/15/26	100	96
UnitedHealth Group Inc.	3.450%	1/15/27	10	11
UnitedHealth Group Inc.	2.950%	10/15/27	100	103
UnitedHealth Group Inc.	3.850%	6/15/28	135	145
UnitedHealth Group Inc.	3.875%	12/15/28	105	113
UnitedHealth Group Inc.	2.875%	8/15/29	75	76
UnitedHealth Group Inc.	2.000%	5/15/30	150	142
UnitedHealth Group Inc.	2.300%	5/15/31	170	164
UnitedHealth Group Inc.	4.625%	7/15/35	60	69
UnitedHealth Group Inc.	5.800%	3/15/36	117	150
UnitedHealth Group Inc.	6.875%	2/15/38	155	221
UnitedHealth Group Inc.	3.500%	8/15/39	90	92
UnitedHealth Group Inc.	4.250%	3/15/43	25	28
UnitedHealth Group Inc.	4.750%	7/15/45	275	324
UnitedHealth Group Inc.	4.200%	1/15/47	130	143
UnitedHealth Group Inc.	3.750%	10/15/47	75	78
UnitedHealth Group Inc.	4.250%	6/15/48	160	179
UnitedHealth Group Inc.	4.450%	12/15/48	125	144
UnitedHealth Group Inc.	3.700%	8/15/49	50	52
UnitedHealth Group Inc.	2.900%	5/15/50	50	46
35

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	3.250%	5/15/51	195	189
	UnitedHealth Group Inc.	3.875%	8/15/59	50	53
	UnitedHealth Group Inc.	3.125%	5/15/60	65	59
[2]	Universal Health Services Inc.	2.650%	10/15/30	75	71
	Utah Acquisition Sub Inc.	3.950%	6/15/26	115	119
	Utah Acquisition Sub Inc.	5.250%	6/15/46	115	122
	Viatris Inc.	1.650%	6/22/25	185	179
	Viatris Inc.	2.700%	6/22/30	80	75
	Viatris Inc.	3.850%	6/22/40	45	42
	Viatris Inc.	4.000%	6/22/50	105	93
	Wyeth LLC	6.500%	2/1/34	170	226
	Wyeth LLC	5.950%	4/1/37	85	111
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	50	49
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	100	94
	Zoetis Inc.	4.500%	11/13/25	50	53
	Zoetis Inc.	3.000%	9/12/27	155	158
	Zoetis Inc.	2.000%	5/15/30	10	9
	Zoetis Inc.	4.700%	2/1/43	95	110
					46,711
Industrials (2.4%)
[1]	3M Co.	3.250%	2/14/24	35	36
	3M Co.	2.000%	2/14/25	60	60
	3M Co.	2.875%	10/15/27	45	46
[1]	3M Co.	3.375%	3/1/29	110	115
	3M Co.	2.375%	8/26/29	100	98
[1]	3M Co.	4.000%	9/14/48	60	64
	3M Co.	3.250%	8/26/49	130	124
	Amphenol Corp.	2.800%	2/15/30	105	103
	Amphenol Corp.	2.200%	9/15/31	40	37
	Carrier Global Corp.	2.242%	2/15/25	200	200
	Carrier Global Corp.	2.493%	2/15/27	125	124
	Carrier Global Corp.	2.722%	2/15/30	150	146
	Carrier Global Corp.	2.700%	2/15/31	10	10
	Carrier Global Corp.	3.377%	4/5/40	50	47
	Carrier Global Corp.	3.577%	4/5/50	265	252
	Caterpillar Financial Services Corp.	0.250%	3/1/23	60	59
	Caterpillar Financial Services Corp.	0.650%	7/7/23	25	25
[1]	Caterpillar Financial Services Corp.	0.450%	9/14/23	25	25
[1]	Caterpillar Financial Services Corp.	0.950%	1/10/24	80	79
[1]	Caterpillar Financial Services Corp.	0.450%	5/17/24	100	97
[1]	Caterpillar Financial Services Corp.	2.150%	11/8/24	115	116
[1]	Caterpillar Financial Services Corp.	0.800%	11/13/25	70	67
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/27	95	89
	Caterpillar Inc.	3.400%	5/15/24	30	31
	Caterpillar Inc.	2.600%	4/9/30	70	70
	Caterpillar Inc.	5.200%	5/27/41	40	50
	Caterpillar Inc.	3.803%	8/15/42	215	229
	Caterpillar Inc.	3.250%	9/19/49	75	74
	Caterpillar Inc.	3.250%	4/9/50	110	108
	Cummins Inc.	1.500%	9/1/30	65	58
	Deere & Co.	3.900%	6/9/42	110	120
	Deere & Co.	3.750%	4/15/50	65	70
	Eaton Corp.	4.150%	11/2/42	80	86
	FedEx Corp.	3.250%	4/1/26	45	47
	FedEx Corp.	3.100%	8/5/29	45	46
36

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FedEx Corp.	4.250%	5/15/30	145	158
	FedEx Corp.	3.250%	5/15/41	100	93
	FedEx Corp.	5.100%	1/15/44	50	58
	FedEx Corp.	4.750%	11/15/45	140	156
	FedEx Corp.	4.550%	4/1/46	150	163
	FedEx Corp.	4.400%	1/15/47	10	11
	FedEx Corp.	4.050%	2/15/48	95	96
	FedEx Corp.	4.950%	10/17/48	75	86
	FedEx Corp.	5.250%	5/15/50	90	108
	Fortive Corp.	3.150%	6/15/26	90	93
	Illinois Tool Works Inc.	2.650%	11/15/26	180	184
	Illinois Tool Works Inc.	3.900%	9/1/42	70	74
[1]	John Deere Capital Corp.	2.800%	3/6/23	95	96
[1]	John Deere Capital Corp.	0.450%	1/17/24	60	59
[1]	John Deere Capital Corp.	3.450%	3/13/25	105	109
[1]	John Deere Capital Corp.	0.700%	1/15/26	50	47
	Otis Worldwide Corp.	2.056%	4/5/25	118	117
	Otis Worldwide Corp.	2.565%	2/15/30	95	92
	Parker-Hannifin Corp.	3.250%	6/14/29	40	41
	Parker-Hannifin Corp.	4.000%	6/14/49	94	99
	Republic Services Inc.	2.500%	8/15/24	40	40
	Republic Services Inc.	3.950%	5/15/28	125	133
	Republic Services Inc.	1.750%	2/15/32	30	27
	Southwest Airlines Co.	4.750%	5/4/23	40	41
	Southwest Airlines Co.	5.250%	5/4/25	80	86
	Southwest Airlines Co.	5.125%	6/15/27	235	261
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	110	116
	United Parcel Service Inc.	2.500%	4/1/23	50	51
	United Parcel Service Inc.	3.900%	4/1/25	34	36
	United Parcel Service Inc.	3.050%	11/15/27	65	68
	United Parcel Service Inc.	3.400%	3/15/29	202	213
	United Parcel Service Inc.	4.450%	4/1/30	67	76
	United Parcel Service Inc.	6.200%	1/15/38	95	129
	United Parcel Service Inc.	3.750%	11/15/47	20	22
	United Parcel Service Inc.	4.250%	3/15/49	65	75
	United Parcel Service Inc.	5.300%	4/1/50	170	228
	United Rentals North America Inc.	3.875%	11/15/27	20	20
	Waste Connections Inc.	2.950%	1/15/52	80	70
	Waste Management Inc.	3.150%	11/15/27	45	46
	Waste Management Inc.	1.500%	3/15/31	70	63
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	25	26
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	115	117
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	110	119
	WW Grainger Inc.	4.600%	6/15/45	105	121
					7,132
Materials (1.6%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	175	167
	Air Products and Chemicals Inc.	2.700%	5/15/40	35	32
	Air Products and Chemicals Inc.	2.800%	5/15/50	45	40
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	60	56
	Berry Global Inc.	0.950%	2/15/24	165	161
	Berry Global Inc.	1.570%	1/15/26	40	38
	Carlisle Cos. Inc.	2.750%	3/1/30	50	49
	CF Industries Inc.	5.150%	3/15/34	70	79
	CF Industries Inc.	4.950%	6/1/43	65	70
37

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CF Industries Inc.	5.375%	3/15/44	65	73
	Dow Chemical Co.	7.375%	11/1/29	105	136
	Dow Chemical Co.	2.100%	11/15/30	45	42
	Dow Chemical Co.	5.250%	11/15/41	175	207
	Dow Chemical Co.	4.375%	11/15/42	150	161
	Dow Chemical Co.	5.550%	11/30/48	45	57
	Dow Chemical Co.	3.600%	11/15/50	35	33
	DuPont de Nemours Inc.	4.205%	11/15/23	215	223
	DuPont de Nemours Inc.	4.493%	11/15/25	220	235
	DuPont de Nemours Inc.	4.725%	11/15/28	125	138
	DuPont de Nemours Inc.	5.319%	11/15/38	185	220
	DuPont de Nemours Inc.	5.419%	11/15/48	140	176
	Eagle Materials Inc.	2.500%	7/1/31	55	51
	Eastman Chemical Co.	4.650%	10/15/44	30	33
	Ecolab Inc.	2.700%	11/1/26	70	71
	Ecolab Inc.	2.700%	12/15/51	90	79
	Huntsman International LLC	4.500%	5/1/29	55	58
	International Flavors & Fragrances Inc.	5.000%	9/26/48	85	97
	Martin Marietta Materials Inc.	2.400%	7/15/31	90	85
	Martin Marietta Materials Inc.	3.200%	7/15/51	40	36
	Mosaic Co.	4.250%	11/15/23	205	212
	Newmont Corp.	2.250%	10/1/30	110	103
	Newmont Corp.	2.600%	7/15/32	125	119
	Newmont Corp.	6.250%	10/1/39	55	71
	Newmont Corp.	4.875%	3/15/42	110	127
	Nutrien Ltd.	4.200%	4/1/29	125	136
	Nutrien Ltd.	5.000%	4/1/49	44	53
	PPG Industries Inc.	3.750%	3/15/28	125	134
	Rio Tinto Alcan Inc.	6.125%	12/15/33	30	39
	Sherwin-Williams Co.	3.450%	6/1/27	110	114
	Sherwin-Williams Co.	2.950%	8/15/29	49	49
	Sherwin-Williams Co.	4.500%	6/1/47	110	120
	Suzano Austria GmbH	6.000%	1/15/29	190	209
	Suzano Austria GmbH	5.000%	1/15/30	110	113
[1]	Suzano Austria GmbH	3.125%	1/15/32	40	36
	Vulcan Materials Co.	3.500%	6/1/30	50	52
	WRKCo Inc.	4.900%	3/15/29	120	133
					4,723
Real Estate (2.0%)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	85	87
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	95	86
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	128	113
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	50	49
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	35	31
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	95	91
	American Tower Corp.	5.000%	2/15/24	25	26
	American Tower Corp.	2.400%	3/15/25	50	50
	American Tower Corp.	4.000%	6/1/25	50	52
	American Tower Corp.	3.375%	10/15/26	60	62
	American Tower Corp.	2.750%	1/15/27	85	85
	American Tower Corp.	3.550%	7/15/27	215	221
	American Tower Corp.	3.800%	8/15/29	100	103
	American Tower Corp.	2.900%	1/15/30	50	48
	American Tower Corp.	2.100%	6/15/30	145	132
	American Tower Corp.	1.875%	10/15/30	60	53
38

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Tower Corp.	3.100%	6/15/50	55	46
	American Tower Corp.	2.950%	1/15/51	75	61
	Boston Properties LP	3.200%	1/15/25	20	20
	Boston Properties LP	3.650%	2/1/26	180	186
	Boston Properties LP	2.750%	10/1/26	70	70
	Boston Properties LP	4.500%	12/1/28	20	22
	Boston Properties LP	3.400%	6/21/29	113	116
	Boston Properties LP	3.250%	1/30/31	120	120
	Boston Properties LP	2.550%	4/1/32	70	65
	Boston Properties LP	2.450%	10/1/33	50	46
	Brixmor Operating Partnership LP	4.125%	5/15/29	45	48
	Brixmor Operating Partnership LP	4.050%	7/1/30	90	94
	Camden Property Trust	2.800%	5/15/30	90	89
	CC Holdings GS V LLC	3.849%	4/15/23	40	41
	Crown Castle International Corp.	3.150%	7/15/23	70	71
	Crown Castle International Corp.	3.200%	9/1/24	100	102
	Crown Castle International Corp.	4.450%	2/15/26	50	53
	Crown Castle International Corp.	3.700%	6/15/26	95	99
	Crown Castle International Corp.	1.050%	7/15/26	130	121
	Crown Castle International Corp.	3.650%	9/1/27	60	62
	Crown Castle International Corp.	3.800%	2/15/28	180	187
	Crown Castle International Corp.	3.300%	7/1/30	155	154
	Crown Castle International Corp.	2.250%	1/15/31	25	23
	Crown Castle International Corp.	2.100%	4/1/31	130	117
	Crown Castle International Corp.	2.900%	4/1/41	105	90
	Crown Castle International Corp.	3.250%	1/15/51	62	54
	Digital Realty Trust LP	3.700%	8/15/27	40	42
	Digital Realty Trust LP	3.600%	7/1/29	110	113
	Equinix Inc.	2.625%	11/18/24	125	126
	Equinix Inc.	3.200%	11/18/29	135	133
	Equinix Inc.	2.150%	7/15/30	70	64
	ERP Operating LP	4.500%	7/1/44	85	98
	GLP Capital LP	5.250%	6/1/25	35	37
	GLP Capital LP	5.375%	4/15/26	30	32
	GLP Capital LP	5.300%	1/15/29	70	76
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	70	63
	Healthpeak Properties Inc.	3.000%	1/15/30	85	85
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	62	61
	Prologis LP	2.250%	4/15/30	105	101
	Prologis LP	1.250%	10/15/30	30	26
	Realty Income Corp.	3.250%	1/15/31	75	76
	Sabra Health Care LP	3.200%	12/1/31	50	46
	Simon Property Group LP	2.000%	9/13/24	10	10
	Simon Property Group LP	3.375%	10/1/24	100	103
	Simon Property Group LP	3.500%	9/1/25	35	36
	Simon Property Group LP	3.300%	1/15/26	160	164
	Simon Property Group LP	3.250%	11/30/26	40	41
	Simon Property Group LP	3.375%	6/15/27	35	36
	Simon Property Group LP	3.375%	12/1/27	110	113
	Simon Property Group LP	2.450%	9/13/29	215	208
	Simon Property Group LP	2.650%	7/15/30	50	49
	Simon Property Group LP	3.250%	9/13/49	78	72
	Simon Property Group LP	3.800%	7/15/50	50	51
	Sun Communities Operating LP	2.700%	7/15/31	130	122
	Ventas Realty LP	4.400%	1/15/29	65	71
39

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Welltower Inc.	3.625%	3/15/24	25	26
Welltower Inc.	4.000%	6/1/25	6	6
Welltower Inc.	4.250%	4/15/28	130	140
Welltower Inc.	3.100%	1/15/30	115	115
				5,988
Technology (13.3%)
Adobe Inc.	3.250%	2/1/25	175	181
Adobe Inc.	2.150%	2/1/27	100	100
Adobe Inc.	2.300%	2/1/30	35	34
Analog Devices Inc.	3.500%	12/5/26	15	16
Analog Devices Inc.	1.700%	10/1/28	110	105
Analog Devices Inc.	2.100%	10/1/31	120	114
Analog Devices Inc.	2.800%	10/1/41	115	106
Analog Devices Inc.	2.950%	10/1/51	90	82
Apple Inc.	2.400%	5/3/23	400	405
Apple Inc.	0.750%	5/11/23	105	104
Apple Inc.	3.000%	2/9/24	180	184
Apple Inc.	3.450%	5/6/24	135	140
Apple Inc.	2.850%	5/11/24	168	172
Apple Inc.	1.800%	9/11/24	100	100
Apple Inc.	2.750%	1/13/25	160	164
Apple Inc.	2.500%	2/9/25	160	163
Apple Inc.	1.125%	5/11/25	60	59
Apple Inc.	3.200%	5/13/25	25	26
Apple Inc.	0.550%	8/20/25	225	214
Apple Inc.	0.700%	2/8/26	150	143
Apple Inc.	3.250%	2/23/26	440	459
Apple Inc.	2.450%	8/4/26	225	229
Apple Inc.	2.050%	9/11/26	157	157
Apple Inc.	3.350%	2/9/27	260	274
Apple Inc.	3.200%	5/11/27	175	183
Apple Inc.	3.000%	6/20/27	110	114
Apple Inc.	2.900%	9/12/27	230	237
Apple Inc.	3.000%	11/13/27	80	83
Apple Inc.	1.200%	2/8/28	70	66
Apple Inc.	1.400%	8/5/28	190	179
Apple Inc.	2.200%	9/11/29	90	88
Apple Inc.	1.650%	5/11/30	200	187
Apple Inc.	1.250%	8/20/30	25	23
Apple Inc.	1.650%	2/8/31	280	260
Apple Inc.	1.700%	8/5/31	150	139
Apple Inc.	4.500%	2/23/36	163	191
Apple Inc.	2.375%	2/8/41	55	49
Apple Inc.	3.850%	5/4/43	200	215
Apple Inc.	4.450%	5/6/44	25	29
Apple Inc.	3.450%	2/9/45	50	51
Apple Inc.	4.375%	5/13/45	110	128
Apple Inc.	4.650%	2/23/46	205	249
Apple Inc.	3.850%	8/4/46	275	297
Apple Inc.	4.250%	2/9/47	125	144
Apple Inc.	3.750%	9/12/47	165	176
Apple Inc.	3.750%	11/13/47	225	241
Apple Inc.	2.950%	9/11/49	115	108
Apple Inc.	2.650%	5/11/50	205	182
Apple Inc.	2.400%	8/20/50	205	173
40

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	2.650%	2/8/51	205	182
	Apple Inc.	2.700%	8/5/51	180	161
	Apple Inc.	2.550%	8/20/60	100	83
	Apple Inc.	2.800%	2/8/61	185	163
	Apple Inc.	2.850%	8/5/61	130	115
	Applied Materials Inc.	3.300%	4/1/27	111	116
	Applied Materials Inc.	1.750%	6/1/30	20	19
	Applied Materials Inc.	4.350%	4/1/47	65	74
	Applied Materials Inc.	2.750%	6/1/50	200	181
	Autodesk Inc.	2.400%	12/15/31	30	28
	Automatic Data Processing Inc.	3.375%	9/15/25	130	136
	Automatic Data Processing Inc.	1.700%	5/15/28	150	145
	Automatic Data Processing Inc.	1.250%	9/1/30	120	108
	Broadcom Corp.	3.625%	1/15/24	135	139
	Broadcom Corp.	3.875%	1/15/27	80	83
	Broadcom Corp.	3.500%	1/15/28	50	51
	Broadcom Inc.	4.700%	4/15/25	60	64
	Broadcom Inc.	3.150%	11/15/25	82	84
	Broadcom Inc.	4.250%	4/15/26	140	148
	Broadcom Inc.	3.459%	9/15/26	40	41
[2]	Broadcom Inc.	1.950%	2/15/28	110	104
	Broadcom Inc.	4.110%	9/15/28	230	242
	Broadcom Inc.	4.750%	4/15/29	100	109
	Broadcom Inc.	5.000%	4/15/30	175	193
	Broadcom Inc.	4.150%	11/15/30	185	194
[2]	Broadcom Inc.	2.450%	2/15/31	250	231
	Broadcom Inc.	4.300%	11/15/32	175	184
[2]	Broadcom Inc.	2.600%	2/15/33	120	109
[2]	Broadcom Inc.	3.419%	4/15/33	38	37
[2]	Broadcom Inc.	3.469%	4/15/34	70	68
[2]	Broadcom Inc.	3.137%	11/15/35	65	60
[2]	Broadcom Inc.	3.187%	11/15/36	430	399
[2]	Broadcom Inc.	3.500%	2/15/41	330	305
[2]	Broadcom Inc.	3.750%	2/15/51	270	252
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	60	59
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	110	103
	CDW LLC	2.670%	12/1/26	80	78
	CDW LLC	3.569%	12/1/31	70	68
	Cintas Corp. No. 2	3.700%	4/1/27	95	100
	Cisco Systems Inc.	2.200%	9/20/23	95	96
	Cisco Systems Inc.	3.625%	3/4/24	120	125
	Cisco Systems Inc.	2.950%	2/28/26	50	52
	Cisco Systems Inc.	2.500%	9/20/26	95	97
	Cisco Systems Inc.	5.900%	2/15/39	180	239
	Cisco Systems Inc.	5.500%	1/15/40	115	148
	Citrix Systems Inc.	1.250%	3/1/26	55	54
	Citrix Systems Inc.	4.500%	12/1/27	70	72
	Citrix Systems Inc.	3.300%	3/1/30	40	40
	Corning Inc.	4.375%	11/15/57	130	137
	Corning Inc.	5.450%	11/15/79	80	93
	Dell International LLC	5.450%	6/15/23	91	95
	Dell International LLC	4.000%	7/15/24	65	67
	Dell International LLC	5.850%	7/15/25	205	225
	Dell International LLC	6.020%	6/15/26	205	229
	Dell International LLC	4.900%	10/1/26	217	235
41

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dell International LLC	5.300%	10/1/29	100	112
	Dell International LLC	8.100%	7/15/36	40	55
[2]	Dell International LLC	3.375%	12/15/41	145	128
	Dell International LLC	8.350%	7/15/46	41	62
[2]	Dell International LLC	3.450%	12/15/51	140	118
	Equifax Inc.	2.600%	12/1/24	95	96
	Equifax Inc.	2.350%	9/15/31	110	101
	Fidelity National Information Services Inc.	0.375%	3/1/23	25	25
	Fidelity National Information Services Inc.	0.600%	3/1/24	150	146
	Fidelity National Information Services Inc.	1.150%	3/1/26	105	99
	Fidelity National Information Services Inc.	1.650%	3/1/28	185	171
	Fidelity National Information Services Inc.	2.250%	3/1/31	40	37
	Fidelity National Information Services Inc.	3.100%	3/1/41	60	54
	Fiserv Inc.	3.800%	10/1/23	160	165
	Fiserv Inc.	2.750%	7/1/24	85	86
	Fiserv Inc.	3.850%	6/1/25	60	62
	Fiserv Inc.	3.200%	7/1/26	135	138
	Fiserv Inc.	2.250%	6/1/27	95	93
	Fiserv Inc.	4.200%	10/1/28	60	64
	Fiserv Inc.	3.500%	7/1/29	195	198
	Fiserv Inc.	2.650%	6/1/30	100	95
	Fiserv Inc.	4.400%	7/1/49	187	199
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	145	146
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	50	52
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	20	20
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	175	188
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	50	48
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	150	179
	HP Inc.	2.200%	6/17/25	165	164
	HP Inc.	1.450%	6/17/26	105	100
	HP Inc.	3.000%	6/17/27	100	101
	HP Inc.	3.400%	6/17/30	90	91
	HP Inc.	2.650%	6/17/31	10	9
	HP Inc.	6.000%	9/15/41	98	118
	Intel Corp.	2.875%	5/11/24	60	61
	Intel Corp.	3.400%	3/25/25	25	26
	Intel Corp.	3.700%	7/29/25	150	157
	Intel Corp.	2.600%	5/19/26	65	66
	Intel Corp.	3.750%	3/25/27	75	80
	Intel Corp.	3.150%	5/11/27	130	135
	Intel Corp.	1.600%	8/12/28	85	81
	Intel Corp.	2.450%	11/15/29	170	167
	Intel Corp.	3.900%	3/25/30	160	173
	Intel Corp.	2.000%	8/12/31	115	107
	Intel Corp.	4.000%	12/15/32	185	204
	Intel Corp.	4.600%	3/25/40	50	57
	Intel Corp.	2.800%	8/12/41	110	99
	Intel Corp.	4.800%	10/1/41	55	65
	Intel Corp.	4.900%	7/29/45	35	42
	Intel Corp.	4.100%	5/19/46	35	37
	Intel Corp.	4.100%	5/11/47	155	165
	Intel Corp.	3.734%	12/8/47	250	253
	Intel Corp.	3.250%	11/15/49	225	210
	Intel Corp.	4.750%	3/25/50	70	82
	Intel Corp.	3.050%	8/12/51	110	99
42

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	3.100%	2/15/60	40	35
Intel Corp.	4.950%	3/25/60	75	92
Intel Corp.	3.200%	8/12/61	90	80
International Business Machines Corp.	3.375%	8/1/23	150	154
International Business Machines Corp.	3.625%	2/12/24	110	114
International Business Machines Corp.	3.000%	5/15/24	215	220
International Business Machines Corp.	3.450%	2/19/26	163	170
International Business Machines Corp.	3.300%	5/15/26	195	203
International Business Machines Corp.	1.700%	5/15/27	55	53
International Business Machines Corp.	3.500%	5/15/29	265	277
International Business Machines Corp.	1.950%	5/15/30	145	136
International Business Machines Corp.	4.150%	5/15/39	130	139
International Business Machines Corp.	4.000%	6/20/42	95	100
International Business Machines Corp.	4.250%	5/15/49	230	253
International Business Machines Corp.	2.950%	5/15/50	80	72
KLA Corp.	4.650%	11/1/24	135	143
KLA Corp.	4.100%	3/15/29	125	135
KLA Corp.	3.300%	3/1/50	40	38
Lam Research Corp.	3.750%	3/15/26	65	69
Lam Research Corp.	4.000%	3/15/29	180	195
Lam Research Corp.	1.900%	6/15/30	15	14
Lam Research Corp.	4.875%	3/15/49	55	67
Lam Research Corp.	2.875%	6/15/50	25	22
Marvell Technology Inc.	2.950%	4/15/31	70	68
Microchip Technology Inc.	4.333%	6/1/23	229	236
Microchip Technology Inc.	0.972%	2/15/24	200	195
Micron Technology Inc.	4.185%	2/15/27	65	69
Micron Technology Inc.	4.663%	2/15/30	80	87
Microsoft Corp.	2.375%	5/1/23	165	167
Microsoft Corp.	2.000%	8/8/23	45	45
Microsoft Corp.	3.625%	12/15/23	235	244
Microsoft Corp.	2.875%	2/6/24	290	297
Microsoft Corp.	2.700%	2/12/25	165	169
Microsoft Corp.	3.125%	11/3/25	175	182
Microsoft Corp.	2.400%	8/8/26	250	254
Microsoft Corp.	3.300%	2/6/27	320	338
Microsoft Corp.	3.500%	2/12/35	215	232
Microsoft Corp.	3.450%	8/8/36	185	199
Microsoft Corp.	4.100%	2/6/37	40	46
Microsoft Corp.	4.450%	11/3/45	35	42
Microsoft Corp.	3.700%	8/8/46	181	196
Microsoft Corp.	4.250%	2/6/47	30	35
Microsoft Corp.	2.525%	6/1/50	385	342
Microsoft Corp.	2.921%	3/17/52	554	529
Microsoft Corp.	4.500%	2/6/57	85	106
Microsoft Corp.	2.675%	6/1/60	315	278
Microsoft Corp.	3.041%	3/17/62	310	297
Motorola Solutions Inc.	4.600%	5/23/29	75	81
Motorola Solutions Inc.	2.300%	11/15/30	70	64
Motorola Solutions Inc.	2.750%	5/24/31	50	47
NetApp Inc.	1.875%	6/22/25	45	44
NVIDIA Corp.	0.309%	6/15/23	20	20
NVIDIA Corp.	0.584%	6/14/24	110	107
NVIDIA Corp.	3.200%	9/16/26	140	146
NVIDIA Corp.	1.550%	6/15/28	60	57
43

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NVIDIA Corp.	2.850%	4/1/30	85	86
	NVIDIA Corp.	2.000%	6/15/31	60	56
	NVIDIA Corp.	3.500%	4/1/40	120	123
	NVIDIA Corp.	3.500%	4/1/50	155	159
[2]	NXP BV	4.875%	3/1/24	80	84
[2]	NXP BV	3.875%	6/18/26	115	120
[2]	NXP BV	4.300%	6/18/29	95	101
[2]	NXP BV	3.400%	5/1/30	200	202
[2]	NXP BV	2.500%	5/11/31	140	130
[2]	NXP BV	3.250%	5/11/41	40	37
	Oracle Corp.	3.625%	7/15/23	180	185
	Oracle Corp.	2.400%	9/15/23	231	233
	Oracle Corp.	3.400%	7/8/24	235	241
	Oracle Corp.	2.950%	11/15/24	80	81
	Oracle Corp.	2.500%	4/1/25	255	254
	Oracle Corp.	2.950%	5/15/25	130	131
	Oracle Corp.	1.650%	3/25/26	125	120
	Oracle Corp.	2.650%	7/15/26	295	293
	Oracle Corp.	2.800%	4/1/27	245	244
	Oracle Corp.	3.250%	11/15/27	175	177
	Oracle Corp.	2.300%	3/25/28	160	152
	Oracle Corp.	2.950%	4/1/30	195	189
	Oracle Corp.	2.875%	3/25/31	150	143
	Oracle Corp.	4.300%	7/8/34	230	237
	Oracle Corp.	3.900%	5/15/35	35	34
	Oracle Corp.	3.850%	7/15/36	85	82
	Oracle Corp.	3.800%	11/15/37	210	200
	Oracle Corp.	6.500%	4/15/38	140	173
	Oracle Corp.	6.125%	7/8/39	75	90
	Oracle Corp.	3.600%	4/1/40	275	249
	Oracle Corp.	5.375%	7/15/40	275	302
	Oracle Corp.	3.650%	3/25/41	150	136
	Oracle Corp.	4.500%	7/8/44	110	109
	Oracle Corp.	4.125%	5/15/45	160	149
	Oracle Corp.	4.000%	7/15/46	280	257
	Oracle Corp.	4.000%	11/15/47	240	220
	Oracle Corp.	3.600%	4/1/50	396	344
	Oracle Corp.	3.950%	3/25/51	370	339
	Oracle Corp.	4.375%	5/15/55	170	162
	Oracle Corp.	3.850%	4/1/60	240	207
	Oracle Corp.	4.100%	3/25/61	40	36
	Qorvo Inc.	4.375%	10/15/29	70	71
	QUALCOMM Inc.	2.900%	5/20/24	25	26
	QUALCOMM Inc.	3.450%	5/20/25	75	78
	QUALCOMM Inc.	3.250%	5/20/27	72	75
	QUALCOMM Inc.	1.300%	5/20/28	20	19
	QUALCOMM Inc.	2.150%	5/20/30	265	254
	QUALCOMM Inc.	4.650%	5/20/35	60	70
	QUALCOMM Inc.	4.800%	5/20/45	150	179
	QUALCOMM Inc.	4.300%	5/20/47	145	164
	QUALCOMM Inc.	3.250%	5/20/50	125	123
	Quanta Services Inc.	2.900%	10/1/30	70	67
	RELX Capital Inc.	4.000%	3/18/29	105	112
	RELX Capital Inc.	3.000%	5/22/30	85	85
	Roper Technologies Inc.	4.200%	9/15/28	75	80
44

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Roper Technologies Inc.	1.750%	2/15/31	85	75
salesforce.com Inc.	3.250%	4/11/23	120	122
salesforce.com Inc.	0.625%	7/15/24	110	107
salesforce.com Inc.	3.700%	4/11/28	175	187
salesforce.com Inc.	1.500%	7/15/28	45	42
salesforce.com Inc.	1.950%	7/15/31	130	123
salesforce.com Inc.	2.700%	7/15/41	120	110
salesforce.com Inc.	2.900%	7/15/51	175	160
salesforce.com Inc.	3.050%	7/15/61	85	77
ServiceNow Inc.	1.400%	9/1/30	118	104
Texas Instruments Inc.	1.375%	3/12/25	180	177
Texas Instruments Inc.	2.250%	9/4/29	95	94
Texas Instruments Inc.	1.750%	5/4/30	50	47
Texas Instruments Inc.	3.875%	3/15/39	50	54
Texas Instruments Inc.	4.150%	5/15/48	150	170
TSMC Arizona Corp.	1.750%	10/25/26	50	48
TSMC Arizona Corp.	2.500%	10/25/31	125	119
TSMC Arizona Corp.	3.250%	10/25/51	160	153
Verisk Analytics Inc.	4.000%	6/15/25	81	84
VMware Inc.	0.600%	8/15/23	170	167
VMware Inc.	1.000%	8/15/24	120	116
VMware Inc.	4.500%	5/15/25	30	32
VMware Inc.	1.400%	8/15/26	115	109
VMware Inc.	3.900%	8/21/27	185	193
VMware Inc.	1.800%	8/15/28	95	88
VMware Inc.	4.700%	5/15/30	110	121
VMware Inc.	2.200%	8/15/31	50	46
Xilinx Inc.	2.950%	6/1/24	100	102
Xilinx Inc.	2.375%	6/1/30	85	82
				39,808
Utilities (0.0%)
American Water Capital Corp.	6.593%	10/15/37	62	83
American Water Capital Corp.	3.750%	9/1/47	50	50
				133
Total Corporate Bonds (Cost $315,826)				297,076
Total Investments (99.2%) (Cost $315,994)				297,244
Other Assets and Liabilities—Net (0.8%)				2,545
Net Assets (100%)				299,789
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the aggregate value was $4,694,000, representing 1.6% of net assets.
3	Securities with a value of $26,000 have been segregated as initial margin for open futures contracts.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2022.
45

ESG U.S. Corporate Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	12	1,419	7
Ultra 10-Year U.S. Treasury Note	June 2022	11	1,555	15
				22

Short Futures Contracts
2-Year U.S. Treasury Note	June 2022	(2)	(430)	(1)
10-Year U.S. Treasury Note	June 2022	(3)	(382)	(3)
Long U.S. Treasury Bond	June 2022	(1)	(157)	(2)
Ultra Long U.S. Treasury Bond	June 2022	(4)	(744)	(9)
				(15)
				7
See accompanying Notes, which are an integral part of the Financial Statements.
46

ESG U.S. Corporate Bond ETF
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $315,994)	297,244
Investment in Vanguard	10
Cash	618
Receivables for Investment Securities Sold	1,564
Receivables for Accrued Income	2,662
Variation Margin Receivable—Futures Contracts	2
Total Assets	302,100
Liabilities
Payables for Investment Securities Purchased	2,298
Payables to Vanguard	13
Total Liabilities	2,311
Net Assets	299,789
At February 28, 2022, net assets consisted of:

Paid-in Capital	318,272
Total Distributable Earnings (Loss)	(18,483)
Net Assets	299,789

Net Assets
Applicable to 4,300,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	299,789
Net Asset Value Per Share	$69.72
See accompanying Notes, which are an integral part of the Financial Statements.
47

ESG U.S. Corporate Bond ETF
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Interest	2,648
Total Income	2,648
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3
Management and Administrative	136
Marketing and Distribution	5
Custodian Fees	6
Shareholders’ Reports	6
Trustees’ Fees and Expenses	—
Other Expenses	2
Total Expenses	158
Net Investment Income	2,490
Realized Net Gain (Loss)
Investment Securities Sold	(116)
Futures Contracts	(5)
Realized Net Gain (Loss)	(121)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(20,423)
Futures Contracts	1
Change in Unrealized Appreciation (Depreciation)	(20,422)
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,053)
See accompanying Notes, which are an integral part of the Financial Statements.
48

ESG U.S. Corporate Bond ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	September 22, 2020[1] to August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,490	1,987
Realized Net Gain (Loss)	(121)	(97)
Change in Unrealized Appreciation (Depreciation)	(20,422)	1,679
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,053)	3,569
Distributions
Total Distributions	(2,326)	(1,673)
Capital Share Transactions
Issued	103,073	215,199
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	103,073	215,199
Total Increase (Decrease)	82,694	217,095
Net Assets
Beginning of Period	217,095	—
End of Period	299,789	217,095
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
49

ESG U.S. Corporate Bond ETF
Financial Highlights
	Six Months Ended February 28, 2022	September 22 2020[1] to August 31, 2021
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$74.86	$75.00
Investment Operations
Net Investment Income[2]	.686	1.211
Net Realized and Unrealized Gain (Loss) on Investments	(5.163)	(.330)
Total from Investment Operations	(4.477)	.881
Distributions
Dividends from Net Investment Income	(.663)	(1.021)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.663)	(1.021)
Net Asset Value, End of Period	$69.72	$74.86
Total Return	-6.02%	1.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$300	$217
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	1.90%	1.74%[3]
Portfolio Turnover Rate[4]	11%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
50

ESG U.S. Corporate Bond ETF
Notes to Financial Statements
Vanguard ESG U.S. Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
Certain of the fund's investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
51

ESG U.S. Corporate Bond ETF
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
52

ESG U.S. Corporate Bond ETF
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $10,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	168	—	168
Corporate Bonds	—	297,076	—	297,076
Total	—	297,244	—	297,244

Derivative Financial Instruments
Assets
Futures Contracts[1]	22	—	—	22
Liabilities
Futures Contracts[1]	15	—	—	15
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	315,994
Gross Unrealized Appreciation	46
Gross Unrealized Depreciation	(18,789)
Net Unrealized Appreciation (Depreciation)	(18,743)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $88,000 that may
53

ESG U.S. Corporate Bond ETF
be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2022, the fund purchased $123,154,000 of investment securities and sold $18,913,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $8,931,000 and $8,866,000, respectively. Purchases and sales include $101,492,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $0 and sales were $21,000, resulting in net realized gain of less than $1,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2022	September 22, 2020[1] to August 31, 2021
	Shares (000)	Shares (000)
Issued	1,400	2,900
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	1,400	2,900
1	Inception.
G.  Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
54

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© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q41582 042022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 20, 2022

VANGUARD WORLD FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 20, 2022

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.